SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.0%

Communication Services — 7.6%
Alphabet Inc, Cl A *	1,680	$4,862
Alphabet Inc, Cl C *	6,959	20,245
AT&T Inc	235,124	6,447
BCE Inc	93,523	4,875
Comcast Corp, Cl A	75,220	4,564
Facebook Inc, Cl A *	38,993	14,793
Fox Corp	23,850	893
Genius Sports Ltd *(A)	105,589	2,166
Liberty Latin America Ltd, Cl C *	3,176	46
Liberty Media Corp-Liberty SiriusXM, Cl A *	11,602	574
Liberty Media Corp-Liberty SiriusXM, Cl C *	9,037	446
Live Nation Entertainment Inc *	17,551	1,522
Netflix Inc *	7,294	4,152
New York Times Co/The, Cl A	1,085	55
News Corp	9,457	208
News Corp, Cl A	5,397	121
Roku Inc, Cl A *	5,648	1,990
Sea Ltd ADR *	4,138	1,400
TEGNA Inc	76,800	1,361
T-Mobile US Inc *	4,870	667
Twitter Inc *	2,503	162
Verizon Communications Inc	96,579	5,312
ViacomCBS Inc, Cl B	18,400	763
Walt Disney Co/The *	3,593	651
Warner Music Group Corp, Cl A	1,213	46

		78,321

Consumer Discretionary — 10.7%
Acushnet Holdings Corp	4,936	247
Airbnb Inc, Cl A *	3,732	578
Amazon.com Inc *	6,398	22,206
Asbury Automotive Group Inc *	617	115
Best Buy Co Inc	14,300	1,666
Big Lots Inc	15,700	764
Carvana Co, Cl A *	2,393	785
Columbia Sportswear Co	6,196	632
Dollar General Corp	20,101	4,481
DraftKings Inc, Cl A *	21,600	1,281
eBay Inc	26,600	2,041
Expedia Group Inc *	8,726	1,261
Foot Locker Inc	30,608	1,735
Ford Motor Co *	233,523	3,043
General Motors Co *	49,600	2,431
Genuine Parts Co	45,211	5,524
Goodyear Tire & Rubber Co/The *	72,100	1,142
Harley-Davidson Inc	25,500	1,008
Home Depot Inc/The	3,625	1,182
KB Home	23,100	994
Kohl’s Corp	20,791	1,193
Lear Corp	8,800	1,407
Lithia Motors Inc, Cl A	7,577	2,510

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lowe’s Cos Inc	49,625	$10,118
Lululemon Athletica Inc *	747	299
Macy’s Inc	72,484	1,623
McDonald’s Corp	3,660	869
MGM Resorts International	37,211	1,586
Mohawk Industries Inc *	407	80
NIKE Inc, Cl B	54,277	8,942
Pool Corp	455	225
PulteGroup Inc	30,600	1,648
RH *	37	26
Ross Stores Inc	42,705	5,056
Starbucks Corp	39,286	4,616
Steven Madden Ltd	8,469	343
Target Corp	32,333	7,986
Tesla Inc *	5,794	4,263
TJX Cos Inc/The	3,091	225
Under Armour Inc, Cl A *	19,537	452
Under Armour Inc, Cl C *	23,640	474
Whirlpool Corp	9,600	2,127

		109,184

Consumer Staples — 7.3%
Altria Group Inc	101,133	5,080
Central Garden & Pet Co, Cl A *	6,645	277
Coca-Cola Co/The	80,002	4,505
Coca-Cola Consolidated Inc	232	94
Colgate-Palmolive Co	42,258	3,294
Conagra Brands Inc	115,263	3,818
Costco Wholesale Corp	699	318
Diageo PLC ADR	18,031	3,464
Estee Lauder Cos Inc/The, Cl A	2,618	891
Inter Parfums Inc	3,103	225
J M Smucker Co/The	35,820	4,430
Kimberly-Clark Corp	27,729	3,821
Kraft Heinz Co/The	46,500	1,674
Kroger Co/The	132,827	6,114
Molson Coors Beverage Co, Cl B	24,900	1,184
PepsiCo Inc	24,382	3,813
Philip Morris International Inc	94,051	9,687
Procter & Gamble Co/The	630	90
Sysco Corp	48,233	3,842
Tyson Foods Inc, Cl A	33,000	2,591
Unilever PLC ADR	155,189	8,641
US Foods Holding Corp *	22,716	772
Walgreens Boots Alliance Inc	81,674	4,145
Walmart Inc	15,618	2,313

		75,083

Energy — 2.1%
Chevron Corp	75,551	7,311
ConocoPhillips	54,345	3,018
Devon Energy Corp	36,200	1,070
Exxon Mobil Corp	97,915	5,338

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Marathon Oil Corp	19,280	$227
Marathon Petroleum Corp	26,200	1,553
Murphy Oil Corp	19,666	418
Occidental Petroleum Corp	8,230	211
Phillips 66	13,800	981
Southwestern Energy Co *	16,994	77
Valero Energy Corp	12,500	829
Whiting Petroleum Corp *	789	37

		21,070

Financials — 15.3%
Aflac Inc	21,300	1,207
Allstate Corp/The	23,300	3,152
Ally Financial Inc	50,906	2,693
American Express Co	5,316	882
Ameriprise Financial Inc	10,600	2,893
Annaly Capital Management Inc ‡	121,900	1,059
Aon PLC, Cl A	1,352	388
Ares Management Corp, Cl A	1,937	149
Arthur J Gallagher & Co	1,447	208
Bank of America Corp	242,704	10,133
Bank of New York Mellon Corp/The	771	43
Berkshire Hathaway Inc, Cl B *	38,925	11,124
BlackRock Inc, Cl A	153	144
Brighthouse Financial Inc *	3,643	178
Capital One Financial Corp	10,763	1,786
Carlyle Group Inc/The	15,255	753
Charles Schwab Corp/The	82,631	6,020
Chubb Ltd	27,950	5,141
Citigroup Inc	117,534	8,452
Citizens Financial Group Inc	71,900	3,148
CME Group Inc, Cl A	824	166
CNA Financial Corp	13,500	599
Discover Financial Services	13,500	1,731
Everest Re Group Ltd	5,000	1,325
FactSet Research Systems Inc	469	178
Fifth Third Bancorp	64,200	2,495
First American Financial Corp	20,850	1,470
First Republic Bank/CA	44,486	8,850
Goldman Sachs Group Inc/The	7,207	2,980
Hartford Financial Services Group Inc/The	25,500	1,714
Invesco Ltd	5,710	145
JPMorgan Chase & Co	43,148	6,902
KeyCorp	74,100	1,506
KKR & Co Inc	8,158	524
LendingClub Corp *	4,626	144
Lincoln National Corp	15,900	1,092
Markel Corp *	5,131	6,518
Marsh & McLennan Cos Inc	23,981	3,770
MetLife Inc	31,996	1,984
MGIC Investment Corp	82,300	1,257
Moelis & Co, Cl A	4,447	275

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Moody’s Corp	16,401	$6,245
Morgan Stanley	107,545	11,231
MSCI Inc, Cl A	208	132
Navient Corp	52,300	1,214
OneMain Holdings Inc, Cl A	3,335	193
Prudential Financial Inc	11,200	1,186
Radian Group Inc	42,900	1,014
Regions Financial Corp	99,900	2,041
S&P Global Inc	4,512	2,002
Santander Consumer USA Holdings Inc	7,586	317
Signature Bank/New York NY	5,228	1,356
Starwood Property Trust Inc ‡	38,900	1,004
State Street Corp	80,716	7,499
Travelers Cos Inc/The	17,490	2,793
Truist Financial Corp	77,214	4,406
Unum Group	30,100	801
US Bancorp	131,279	7,534
Virtus Investment Partners Inc	740	231
Wells Fargo & Co	8,191	374
Willis Towers Watson PLC	942	208

		156,959

Health Care — 14.7%
Abbott Laboratories	4,288	542
AbbVie Inc	21,200	2,560
Align Technology Inc *	1,609	1,141
Alkermes PLC *	6,100	191
AmerisourceBergen Corp, Cl A	31,447	3,843
Amgen Inc	25,176	5,678
AMN Healthcare Services Inc *	6,181	702
Biogen Inc *	1,950	661
Bio-Rad Laboratories Inc, Cl A *	1,715	1,380
Bristol-Myers Squibb Co	63,400	4,239
Cardinal Health Inc	29,900	1,569
Catalent Inc *	10,591	1,382
CVS Health Corp	98,818	8,537
Danaher Corp	15,203	4,928
DENTSPLY SIRONA Inc	4,481	276
Dexcom Inc *	2,057	1,089
Elanco Animal Health Inc *	9,854	329
Eli Lilly & Co	15,561	4,019
Encompass Health Corp	5,518	433
Envista Holdings Corp *	17,049	730
Gilead Sciences Inc	33,817	2,461
HCA Healthcare Inc	13,486	3,412
IDEXX Laboratories Inc *	1,091	735
Illumina Inc *	533	244
Intuitive Surgical Inc *	749	789
Johnson & Johnson	107,047	18,533
Laboratory Corp of America Holdings *	6,521	1,978
McKesson Corp	13,000	2,654
Medtronic PLC	72,108	9,625

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Merck & Co Inc	142,470	$10,869
Mettler-Toledo International Inc *	3,827	5,943
Moderna Inc *	1,240	467
Myriad Genetics Inc *	1,510	54
Natera Inc *	5,863	694
Novartis AG ADR	50,300	4,647
Organon & Co	7,225	245
Perrigo Co PLC	85,539	3,503
Pfizer Inc	273,737	12,611
Prestige Consumer Healthcare Inc *	3,374	194
Quest Diagnostics Inc	17,337	2,650
Regeneron Pharmaceuticals Inc *	2,934	1,976
Sarepta Therapeutics Inc *	1,778	139
STERIS PLC	4,862	1,045
Stryker Corp	1,566	434
Tandem Diabetes Care Inc *	888	100
Teleflex Inc	6,339	2,507
Thermo Fisher Scientific Inc	8,445	4,687
UnitedHealth Group Inc	23,113	9,621
Universal Health Services Inc, Cl B	12,548	1,954
Veeva Systems Inc, Cl A *	1,417	470
Viatris Inc, Cl W *	17,730	259
Vir Biotechnology Inc *	1,154	59
Waters Corp *	309	128
West Pharmaceutical Services Inc	1,162	525
Zoetis Inc, Cl A	2,220	454

		150,895

Industrials — 9.4%
3M Co	23,019	4,483
Acuity Brands Inc	6,320	1,166
AGCO Corp	14,900	2,051
Allison Transmission Holdings Inc, Cl A	34,800	1,287
American Airlines Group Inc *	28,600	570
AMETEK Inc	3,247	441
Boeing Co/The *	2,583	567
Builders FirstSource Inc *	14,032	748
Carrier Global Corp	3,920	226
Caterpillar Inc	3,031	639
Cintas Corp	2,919	1,155
CoStar Group Inc *	3,558	301
Cummins Inc	9,700	2,289
Deere & Co	4,082	1,543
Delta Air Lines Inc *	24,500	991
Dover Corp	2,495	435
Driven Brands Holdings Inc *	3,632	108
Eaton Corp PLC	17,375	2,925
Equifax Inc	2,489	678
FedEx Corp	3,525	937
Flowserve Corp	4,975	193
Fortive Corp	61,106	4,514
FTI Consulting Inc *	857	120

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gates Industrial Corp PLC *	43,011	$704
General Dynamics Corp	16,176	3,240
GMS Inc *	7,311	361
Honeywell International Inc	34,826	8,076
Huntington Ingalls Industries Inc	7,900	1,613
Illinois Tool Works Inc	1,733	404
Johnson Controls International plc	75,042	5,613
Kennametal Inc	9,627	358
L3Harris Technologies Inc	8,840	2,060
ManpowerGroup Inc	12,650	1,536
Matson Inc	538	43
Mueller Industries Inc	7,861	351
Nordson Corp	536	128
Northrop Grumman Corp	3,035	1,116
Oshkosh Corp	8,400	962
Otis Worldwide Corp	2,041	188
Pentair PLC	1,367	105
Raytheon Technologies Corp	64,906	5,501
Regal Beloit Corp	1,349	202
Roper Technologies Inc	7,590	3,668
Siemens AG ADR	56,094	4,642
Snap-on Inc	5,886	1,324
Stanley Black & Decker Inc	13,457	2,601
Textron Inc	39,284	2,855
TransDigm Group Inc *	6,064	3,684
TriNet Group Inc *	759	70
Uber Technologies Inc *	11,926	467
UFP Industries Inc	4,378	329
Union Pacific Corp	4,140	898
United Airlines Holdings Inc *	21,000	977
United Parcel Service Inc, Cl B	41,579	8,134
United Rentals Inc *	2,200	776
Watsco Inc	3,331	927
Watts Water Technologies Inc, Cl A	2,042	350
WW Grainger Inc	9,859	4,276

		96,906

Information Technology — 22.7%
Accenture PLC, Cl A	6,721	2,262
Adobe Inc *	23,481	15,584
Advanced Micro Devices Inc *	13,737	1,521
Amphenol Corp, Cl A	46,293	3,547
Apple Inc	183,792	27,905
Applied Materials Inc	41,231	5,572
Arrow Electronics Inc *	12,200	1,479
Atlassian Corp PLC, Cl A *	5,433	1,994
Automatic Data Processing Inc	10,583	2,212
Belden Inc	1,010	58
Broadcom Inc	11,213	5,575
Ceridian HCM Holding Inc *	5,878	660
Cisco Systems Inc/Delaware	135,097	7,973
Cognex Corp	944	84

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cognizant Technology Solutions Corp, Cl A	8,074	$616
Crowdstrike Holdings Inc, Cl A *	3,852	1,082
Datadog Inc, Cl A *	2,638	364
Dell Technologies Inc, Cl C *	11,800	1,150
DocuSign Inc, Cl A *	1,116	331
DXC Technology Co *	24,600	903
EPAM Systems Inc *	2,235	1,414
ExlService Holdings Inc *	2,231	275
Five9 Inc *	5,070	802
Gartner Inc *	5,211	1,609
Global Payments Inc	26,701	4,343
Globant SA *	4,448	1,434
Hewlett Packard Enterprise Co	117,051	1,810
HP Inc	77,800	2,314
HubSpot Inc *	253	173
Intel Corp	202,334	10,938
International Business Machines Corp	23,435	3,289
Intuit Inc	21,160	11,979
KLA Corp	1,317	448
LiveRamp Holdings Inc *	4,217	207
Manhattan Associates Inc *	921	150
Microchip Technology Inc	64,358	10,127
Micron Technology Inc	12,653	933
Microsoft Corp	115,514	34,871
Mimecast Ltd *	3,700	258
National Instruments Corp	8,426	352
NCR Corp *	20,400	867
Nutanix Inc, Cl A *	5,711	211
NVIDIA Corp	28,777	6,442
NXP Semiconductors NV	3,217	692
ON Semiconductor Corp *	5,186	230
Oracle Corp	56,927	5,074
Paycom Software Inc *	397	194
Paylocity Holding Corp *	212	57
PayPal Holdings Inc *	16,493	4,761
Power Integrations Inc	852	93
Pure Storage Inc, Cl A *	3,913	101
QUALCOMM Inc	23,413	3,434
Qualtrics International Inc, Cl A *	8,509	385
salesforce.com *	34,260	9,088
SAP SE ADR	26,535	3,984
Seagate Technology Holdings PLC	27,700	2,426
ServiceNow Inc *	694	447
Snap Inc, Cl A *	30,791	2,344
SolarEdge Technologies Inc *	5,532	1,603
Square Inc, Cl A *	3,718	997
Squarespace Inc *(A)	1,191	53
Synopsys Inc *	509	169
Teradata Corp *	1,022	56
Texas Instruments Inc	422	81
Twilio Inc, Cl A *	4,202	1,500
Visa Inc, Cl A	49,473	11,334

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vishay Intertechnology Inc	46,100	$1,013
Vontier Corp	87,928	3,198
Western Digital Corp *	3,424	216
Western Union Co/The	49,400	1,069
Xerox Holdings Corp	50,644	1,140
Zscaler Inc *	235	65

		231,922

Materials — 4.0%
Air Products and Chemicals Inc	20,276	5,465
Avery Dennison Corp	268	60
Berry Global Group Inc *	19,500	1,310
Cabot Corp	2,912	155
Celanese Corp, Cl A	5,098	808
Chemours Co/The	40,300	1,350
Dow Inc	51,816	3,259
Ecolab Inc	10,706	2,413
Huntsman Corp	54,700	1,446
Ingevity Corp *	10,801	868
International Flavors & Fragrances Inc	3,260	494
International Paper Co	23,200	1,394
Linde PLC	11,258	3,542
LyondellBasell Industries NV, Cl A	21,200	2,127
Nucor Corp	5,504	647
O-I Glass Inc, Cl I *	60,000	908
Packaging Corp of America	8,957	1,359
Reliance Steel & Aluminum Co	14,215	2,133
RPM International Inc	47,630	3,919
Southern Copper Corp	15,667	981
Steel Dynamics Inc	19,274	1,301
Valvoline Inc	30,760	928
Westlake Chemical Corp	11,426	998
Westrock Co	40,000	2,082
Worthington Industries Inc	1,597	93

		40,040

Real Estate — 2.6%
American Tower Corp, Cl A ‡	22,927	6,699
Brixmor Property Group Inc ‡	56,000	1,313
CubeSmart ‡	3,330	178
Equity LifeStyle Properties Inc ‡	2,051	175
Extra Space Storage Inc ‡	6,314	1,180
Gaming and Leisure Properties Inc ‡	33,145	1,634
Healthpeak Properties Inc ‡	110,289	3,970
Iron Mountain Inc ‡	29,012	1,385
Jones Lang LaSalle Inc *	774	188
Life Storage Inc ‡	10,793	1,343
Macerich Co/The ‡	5,159	88
Mid-America Apartment Communities Inc ‡	173	33
Public Storage ‡	2,471	800
Service Properties Trust ‡	37,100	424
Simon Property Group Inc ‡	6,184	831
Sun Communities Inc ‡	769	155

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VICI Properties Inc ‡	100,580	$3,109
Welltower Inc ‡	41,674	3,648

		27,153

Utilities — 1.6%
American Electric Power Co Inc	7,204	645
Brookfield Renewable Corp, Cl A	1,478	65
California Water Service Group	3,848	244
Duke Energy Corp	35,726	3,739
Evergy Inc	24,300	1,663
MDU Resources Group Inc	43,500	1,399
National Fuel Gas Co	13,174	683
NextEra Energy Inc	67,510	5,670
Southwest Gas Holdings Inc	9,355	658
UGI Corp	20,118	932
Vistra Corp	44,825	856

		16,554

Total Common Stock (Cost $639,546) ($ Thousands)		1,004,087

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.010% **†(B)	2,026,517	2,028

Total Affiliated Partnership (Cost $2,027) ($ Thousands)		2,028

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund,
Cl F
0.010%**†	17,334,567	17,335

Total Cash Equivalent (Cost $17,335) ($ Thousands)		17,335

Total Investments in Securities — 99.9% (Cost $658,908) ($ Thousands)		$1,023,450

A list of the open futures contracts held by the Fund at August 31, 2021 , is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	52	Sep-2021	$11,602	$11,753	$151
S&P Mid Cap 400 Index E-MINI	3	Sep-2021	812	826	14

			$12,414	$12,579	$165

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Fund (Concluded)

Percentages are based on Net Assets of $1,024,420 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $1,976 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $2,028 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,004,087	–	–	1,004,087
Affiliated Partnership	–	2,028	–	2,028
Cash Equivalent	17,335	–	–	17,335

Total Investments in Securities	1,021,422	2,028	–	1,023,450

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	165	–	–	165

Total Other Financial Instruments	165	–	–	165

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 625	$17,539	$(16,136)	$—	$—	$2,028	2,026,517	$8	$—
SEI Daily Income Trust, Government Fund, Cl F	22,716	146,847	(152,228)	—	—	17,335	17,334,567	1	—

Totals	$23,341	$164,386	$(168,364)	$—	$—	$19,363		$9	$—

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Disciplined Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.6%

Communication Services — 7.3%
Activision Blizzard Inc	32,900	$2,710
Alphabet Inc, Cl A *	7,459	21,586
Alphabet Inc, Cl C *	6,704	19,504
Altice USA Inc, Cl A *	61,100	1,677
AT&T Inc	323,458	8,869
Comcast Corp, Cl A	125,984	7,645
Electronic Arts Inc	19,000	2,759
Facebook Inc, Cl A *	85,798	32,550
Interpublic Group of Cos Inc/The	30,600	1,139
Liberty Media Corp-Liberty SiriusXM, Cl C *	25,008	1,234
Netflix Inc *	1,518	864
New York Times Co/The, Cl A	3,356	170
News Corp	27,620	608
News Corp, Cl A	53,204	1,195
Pinterest Inc, Cl A *	9,300	517
Playtika Holding Corp *	5,000	132
Twitter Inc *	3,163	204
Verizon Communications Inc	204,574	11,252
Walt Disney Co/The *	17,892	3,244
Warner Music Group Corp, Cl A	3,699	141

		118,000

Consumer Discretionary — 8.6%
Advance Auto Parts Inc	24,659	5,002
Airbnb Inc, Cl A *	6,289	975
Amazon.com Inc *	7,152	24,823
AutoNation Inc *	10,100	1,102
AutoZone Inc *	196	304
Bath & Body Works Inc	12,700	857
Best Buy Co Inc	4,500	525
Booking Holdings Inc *	540	1,242
BorgWarner Inc (A)	152,407	6,505
Brunswick Corp/DE	18,400	1,782
Capri Holdings Ltd *	15,400	870
Century Casinos Inc *	11,500	154
Chewy Inc, Cl A *	9,800	864
Columbia Sportswear Co	15,279	1,559
Dollar General Corp	28,494	6,352
Foot Locker Inc	29,463	1,670
Ford Motor Co *	338,347	4,409
General Motors Co *	27,100	1,328
Genuine Parts Co	21,761	2,659
Group 1 Automotive Inc	2,200	364
Home Depot Inc/The	12,950	4,224
Kohl’s Corp	55,265	3,172
Lithia Motors Inc, Cl A	2,430	805
LKQ Corp *	18,400	969
Lowe’s Cos Inc	48,606	9,910
Lululemon Athletica Inc *	1,045	418
Macy’s Inc	31,099	697
McDonald’s Corp	22,730	5,397

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mohawk Industries Inc *	1,093	$216
NIKE Inc, Cl B	53,597	8,830
Pool Corp	793	392
PVH Corp *	22,000	2,305
Ralph Lauren Corp, Cl A	81,577	9,473
Ross Stores Inc	59,484	7,043
Starbucks Corp	25,641	3,013
Target Corp	26,254	6,484
Tesla Inc *	10,079	7,415
Tilly’s Inc, Cl A *	10,000	156
TJX Cos Inc/The	8,489	617
Under Armour Inc, Cl A *	33,647	779
Under Armour Inc, Cl C *	40,162	806
VF Corp	12,100	925
Victoria’s Secret & Co *	–	–
Yum! Brands Inc	1,500	196
Zumiez Inc *	7,100	285

		137,873

Consumer Staples — 6.3%
Altria Group	129,155	6,487
Archer-Daniels-Midland Co	12,100	726
Casey’s General Stores Inc	2,100	430
Coca-Cola Co/The	250,103	14,083
Coca-Cola Europacific Partners PLC	51,358	2,965
Colgate-Palmolive Co	5,317	414
Conagra Brands Inc	129,620	4,293
Costco Wholesale Corp	16,278	7,415
Estee Lauder Cos Inc/The, Cl A	18,061	6,150
Hershey Co/The	800	142
J M Smucker Co/The	26,824	3,317
Kraft Heinz Co/The	42,700	1,537
Kroger Co/The	86,249	3,970
Medifast Inc	1,400	319
Mondelez International Inc, Cl A	4,700	292
PepsiCo Inc	80,095	12,526
Philip Morris International Inc	47,404	4,883
Procter & Gamble Co/The	56,390	8,029
Sanderson Farms Inc	1,700	334
Sysco Corp	74,026	5,896
Tyson Foods Inc, Cl A	26,200	2,057
Unilever PLC ADR	68,252	3,800
Walgreens Boots Alliance Inc	3,348	170
Walmart Inc	84,051	12,448

		102,683

Energy — 3.6%
APA Corp	60,300	1,175
Baker Hughes Co, Cl A	506,771	11,544
Chevron Corp	76,024	7,357
Cimarex Energy Co	13,000	835
ConocoPhillips	42,121	2,339
EOG Resources Inc	158,487	10,701

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EQT Corp *	18,500	$339
Exxon Mobil Corp	226,197	12,332
Halliburton Co	55,211	1,103
Marathon Oil Corp	29,769	350
Marathon Petroleum Corp	120,859	7,163
Occidental Petroleum Corp	32,016	822
Ovintiv Inc	42,500	1,159
Schlumberger NV	14,200	398

		57,617

Financials — 11.0%
Affiliated Managers Group Inc	13,600	2,314
Allstate Corp/The	19,800	2,679
Ally Financial	27,251	1,442
American Express Co	74,450	12,356
American International Group Inc	107,707	5,876
Aon PLC, Cl A	3,153	904
Arthur J Gallagher & Co	3,247	466
Bank of America Corp	566,570	23,654
Bank of New York Mellon Corp/The	9,527	526
Berkshire Hathaway Inc, Cl B *	34,852	9,960
BlackRock Inc, Cl A	758	715
Blackstone Group Inc/The, Cl A	6,400	805
Capital One Financial Corp	85,649	14,215
Carlyle Group Inc/The	25,011	1,235
Charles Schwab Corp/The	8,619	628
Chubb Ltd	5,500	1,012
Citigroup Inc	144,940	10,423
Citizens Financial Group Inc	62,900	2,754
FactSet Research Systems Inc	1,023	389
Goldman Sachs Group Inc/The	11,138	4,606
Granite Point Mortgage Trust Inc	19,000	261
Hartford Financial Services Group Inc/The	74,934	5,037
Invesco Ltd	7,518	191
JPMorgan Chase & Co	70,623	11,296
KKR & Co Inc	12,049	775
Lincoln National Corp	4,600	316
Marsh & McLennan Cos Inc	48,892	7,686
MetLife Inc	55,888	3,465
Morgan Stanley	15,982	1,669
MSCI Inc, Cl A	423	268
Old Republic International Corp	52,900	1,375
OneMain Holdings Inc, Cl A	46,661	2,698
PNC Financial Services Group Inc/The	572	109
Popular Inc	22,900	1,739
Raymond James Financial Inc	14,900	2,085
Regions Financial Corp	34,800	711
Reinsurance Group of America Inc, Cl A	2,300	266
S&P Global Inc	359	159
Santander Consumer USA Holdings Inc	17,966	750
State Street Corp	109,288	10,154
Stewart Information Services Corp	10,000	629

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stifel Financial Corp	5,200	$359
Synchrony Financial	90,400	4,497
TPG RE Finance Trust Inc	45,700	576
Travelers Cos Inc/The	11,500	1,837
Unum Group	95,200	2,534
US Bancorp	125,940	7,228
Wells Fargo & Co	96,701	4,419
Willis Towers Watson PLC	34,381	7,589

		177,637

Health Care — 14.8%
Abbott Laboratories	25,846	3,266
AbbVie Inc	20,100	2,428
ABIOMED Inc *	6,200	2,257
Agilent Technologies Inc	17,800	3,123
Align Technology Inc *	2,640	1,872
AmerisourceBergen Corp, Cl A	49,952	6,105
Amgen Inc	19,182	4,326
AMN Healthcare Services Inc *	11,478	1,303
Anthem Inc	8,000	3,001
Becton Dickinson and Co	5,700	1,435
Biogen Inc *	4,213	1,428
BioMarin Pharmaceutical Inc *	15,900	1,339
Bio-Rad Laboratories Inc, Cl A *	3,820	3,074
Boston Scientific Corp *	59,100	2,668
Bristol-Myers Squibb Co	55,300	3,697
Bruker Corp	16,900	1,492
Cigna Corp	9,900	2,095
CVS Health Corp	140,295	12,120
Danaher Corp	24,959	8,091
DENTSPLY SIRONA Inc	8,968	553
Edwards Lifesciences Corp *	6,100	715
Elanco Animal Health Inc *	15,127	505
Eli Lilly & Co	3,817	986
Encompass Health Corp	11,217	880
Envista Holdings Corp *	30,890	1,322
Gilead Sciences Inc	45,798	3,333
HCA Healthcare Inc	22,841	5,778
Humana Inc	32,506	13,179
IDEXX Laboratories Inc *	6,726	4,532
Illumina Inc *	2,154	985
Insulet Corp *	2,700	804
Intuitive Surgical Inc *	2,950	3,108
IQVIA Holdings Inc *	6,600	1,714
Johnson & Johnson	148,942	25,786
Laboratory Corp of America Holdings *	5,167	1,568
Medtronic PLC	88,783	11,851
Merck & Co Inc	40,404	3,083
Mettler-Toledo International Inc *	3,769	5,853
Moderna Inc *	2,714	1,022
Neurocrine Biosciences Inc *	3,400	324
PerkinElmer Inc	36,132	6,677

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Perrigo Co PLC	67,028	$2,745
Pfizer Inc	173,632	7,999
Regeneron Pharmaceuticals Inc *	3,031	2,041
Sarepta Therapeutics Inc *	1,299	101
Seagen Inc *	9,600	1,609
STERIS PLC	8,000	1,720
Stryker Corp	14,026	3,887
Thermo Fisher Scientific Inc	20,115	11,163
United Therapeutics Corp *	5,100	1,096
UnitedHealth Group Inc	59,250	24,664
Universal Health Services Inc, Cl B	12,330	1,920
Veeva Systems Inc, Cl A *	1,781	591
Vertex Pharmaceuticals Inc *	2,000	401
Vir Biotechnology Inc *	1,460	75
Waters Corp *	350	145
West Pharmaceutical Services Inc	2,219	1,002
Zimmer Biomet Holdings Inc	91,759	13,805
Zoetis Inc, Cl A	23,733	4,855

		239,497

Industrials — 8.9%
3M Co	16,700	3,252
ABM Industries Inc	5,800	287
Acuity Brands Inc	3,100	572
AGCO Corp	14,300	1,968
Allison Transmission Holdings Inc, Cl A	7,300	270
AMERCO *	2,165	1,431
AMETEK Inc	4,800	653
Atkore Inc *	19,100	1,772
Boeing Co/The *	4,702	1,032
Boise Cascade Co	2,700	156
Booz Allen Hamilton Holding Corp, Cl A	51,674	4,233
BrightView Holdings Inc *	7,600	116
Builders FirstSource Inc *	21,829	1,163
Carrier Global Corp	8,192	472
Caterpillar Inc	13,994	2,951
Cummins Inc	10,900	2,572
Deere & Co	20,525	7,759
Dover Corp	6,010	1,048
Driven Brands Holdings Inc *	4,366	130
Eaton Corp PLC	6,497	1,094
EMCOR Group Inc	3,900	474
Emerson Electric Co	16,400	1,730
Encore Wire Corp	2,300	195
Equifax Inc	5,959	1,622
Exponent Inc	1,033	121
FedEx Corp	3,661	973
Flowserve Corp	4,887	190
Fortive Corp	81,171	5,996
Gates Industrial Corp PLC *	100,902	1,653
Genco Shipping & Trading Ltd	6,300	123
General Dynamics Corp	13,800	2,764

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Electric Co	97,108	$10,236
GMS Inc *	5,300	262
Hillenbrand Inc	4,300	200
Honeywell International Inc	80,809	18,740
Illinois Tool Works Inc	8,713	2,029
Johnson Controls International plc	9,462	708
Kforce Inc	4,300	251
Lockheed Martin Corp	9,300	3,346
Lyft Inc, Cl A *	52,500	2,500
ManpowerGroup Inc	21,415	2,600
Nordson Corp	1,772	423
Northrop Grumman Corp	1,700	625
Oshkosh Corp	9,300	1,066
Otis Worldwide Corp	5,655	521
Parker-Hannifin Corp	30,330	8,998
Pentair PLC	4,309	332
Raytheon Technologies Corp	5,600	475
Regal Beloit Corp	4,992	746
Robert Half International Inc	942	97
Roper Technologies	798	386
Snap-on Inc	14,279	3,212
Stanley Black & Decker Inc	44,383	8,578
TriNet Group Inc *	1,388	128
UFP Industries Inc	11,518	865
Union Pacific Corp	2,867	622
United Parcel Service Inc, Cl B	70,381	13,769
United Rentals Inc *	6,400	2,257
Upwork Inc *	3,600	161
Watsco Inc	8,606	2,396
Watts Water Technologies Inc, Cl A	4,189	719
Werner Enterprises Inc	5,800	274
WW Grainger Inc	14,397	6,244
Xylem Inc/NY	4,600	627

		143,165

Information Technology — 24.1%
Accenture PLC, Cl A	28,301	9,525
Adobe Inc *	11,888	7,890
Advanced Micro Devices Inc *	25,500	2,823
Apple Inc	493,054	74,860
Applied Materials Inc	53,000	7,162
Arista Networks Inc *	272	100
Arrow Electronics Inc *	15,600	1,891
Autodesk Inc *	14,300	4,434
Automatic Data Processing Inc	19,853	4,150
Broadcom	23,291	11,581
Cadence Design Systems Inc *	938	153
CDK Global Inc	10,400	433
Cisco Systems Inc/Delaware	163,881	9,672
Cognex Corp	2,218	197
Cognizant Technology Solutions Corp, Cl A	53,627	4,092
Corning Inc	6,600	264

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Datadog Inc, Cl A *	2,516	$347
Dell Technologies Inc, Cl C *	14,476	1,411
DocuSign Inc, Cl A *	10,200	3,022
EPAM Systems Inc *	5,829	3,689
Gartner Inc *	13,287	4,102
Global Payments Inc	112,858	18,355
Hewlett Packard Enterprise Co	43,171	667
HP Inc	21,400	636
HubSpot Inc *	60	41
Intel Corp	185,396	10,023
International Business Machines Corp	49,029	6,881
Intuit Inc	6,272	3,551
Jabil Inc	3,400	210
KLA Corp	28,694	9,755
Lam Research Corp	8,785	5,313
Manhattan Associates Inc *	16,300	2,657
Mastercard Inc, Cl A	7,242	2,507
Microchip Technology Inc	36,030	5,670
Micron Technology Inc	3,555	262
Microsoft Corp	252,836	76,326
MKS Instruments Inc	1,700	250
Motorola Solutions Inc	22,198	5,421
National Instruments Corp	19,727	825
Nutanix Inc, Cl A *	8,473	313
NVIDIA Corp	70,455	15,771
NXP Semiconductors NV	42,684	9,183
ON Semiconductor Corp *	5,411	240
Oracle Corp	94,104	8,388
Paycom Software Inc *	2,102	1,028
Paylocity Holding Corp *	205	55
PayPal Holdings Inc *	10,436	3,012
Power Integrations Inc	986	107
QUALCOMM Inc	112,739	16,538
Qualtrics International Inc, Cl A *	12,905	584
salesforce.com inc *	18,488	4,904
ServiceNow Inc *	2,268	1,460
Snap Inc, Cl A *	17,700	1,347
Squarespace Inc *	517	23
SS&C Technologies Holdings Inc	10,900	825
SYNNEX Corp	21,600	2,745
Synopsys Inc *	5,377	1,786
Teradata Corp *	692	38
Texas Instruments Inc	15,982	3,051
Visa Inc, Cl A	52,380	12,000
VMware Inc, Cl A *	3,600	536
Western Digital Corp *	25,506	1,612
Workday Inc, Cl A *	6,100	1,666
Zebra Technologies Corp, Cl A *	500	294

		388,654

Materials — 3.7%
Air Products and Chemicals Inc	32,744	8,825

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
AptarGroup Inc	40,311	$5,434
Avery Dennison Corp	978	220
Celanese Corp, Cl A	52,704	8,359
Chemours Co/The	9,000	302
Crown Holdings Inc	52,307	5,743
Dow Inc	35,627	2,241
DuPont de Nemours Inc	36,630	2,711
Ecolab Inc	725	163
FMC Corp	54,758	5,127
Freeport-McMoRan Inc, Cl B	50,200	1,827
International Flavors & Fragrances Inc	9,070	1,374
International Paper Co	40,500	2,434
Linde PLC	3,006	946
Mosaic Co/The	25,400	818
Nucor Corp	31,852	3,744
Packaging Corp of America	20,651	3,133
Reliance Steel & Aluminum Co	10,501	1,576
Steel Dynamics Inc	10,819	730
Westlake Chemical Corp	33,206	2,900

		58,607

Real Estate — 2.7%
American Tower Corp, Cl A ‡	377	110
Apartment Income Corp ‡	33,900	1,723
Apple Hospitality Inc ‡	8,500	126
CBRE Group Inc, Cl A *	3,300	318
Cousins Properties Inc ‡	81,750	3,152
Crown Castle International Corp ‡	26,131	5,087
CubeSmart ‡	47,548	2,544
Equity LifeStyle Properties Inc ‡	10,142	863
Extra Space Storage Inc ‡	31,198	5,831
Iron Mountain Inc ‡	60,869	2,906
Jones Lang LaSalle Inc *	809	196
Life Storage Inc ‡	24,038	2,991
Mid-America Apartment Communities Inc ‡	1,184	228
PotlatchDeltic Corp ‡	22,500	1,169
Prologis Inc ‡	13,300	1,791
Public Storage ‡	5,640	1,825
SBA Communications Corp, Cl A ‡	12,352	4,434
Simon Property Group Inc ‡	37,829	5,086
Sun Communities Inc ‡	1,196	241
Weyerhaeuser Co ‡	75,800	2,729

		43,350

Utilities — 2.6%
AES Corp/The	206,100	4,920
American Electric Power Co Inc	21,056	1,886
American Water Works Co Inc	3,959	722
Atmos Energy Corp	3,422	334
CMS Energy Corp	10,619	681
Consolidated Edison Inc	10,400	785
Dominion Energy Inc	42,900	3,339
Duke Energy Corp	36,454	3,815

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Disciplined Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entergy Corp	14,900	$1,648
Evergy Inc	12,400	849
Exelon Corp	34,559	1,694
FirstEnergy Corp	75,200	2,923
MDU Resources Group Inc	6,000	193
National Fuel Gas Co	18,200	943
NextEra Energy Inc	116,588	9,792
PPL Corp	106,100	3,114
Sempra Energy	2,300	304
Southern Co/The	52,700	3,464
UGI Corp	16,170	749
Vistra Corp	13,646	260

		42,415

Total Common Stock (Cost $1,084,421) ($ Thousands)		1,509,498

	Face Amount (Thousands)
U.S. TREASURY OBLIGATION — 0.0%
U.S. Treasury Bill 0.048%, 09/16/2021 (B)	$120	120

Total U.S. Treasury Obligation (Cost $120) ($ Thousands)		120

	Shares
AFFILIATED PARTNERSHIP — 0.0%
SEI Liquidity Fund, L.P. 0.010% **†(C)	6	–

Total Affiliated Partnership (Cost $—) ($ Thousands)		–

CASH EQUIVALENT — 3.2%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	51,523,184	51,523

Total Cash Equivalent (Cost $51,523) ($ Thousands)		51,523

Total Investments in Securities — 96.8% (Cost $1,136,064) ($ Thousands)		$1,561,141

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	60	Sep-2021	$13,143	$13,562	$418

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Disciplined Equity Fund (Continued)

A list of the open OTC Swap agreement held by the Fund at August 31, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value ( Thousands)	Net Unrealized Appreciation (Thousands)
Bank of America Merrill Lynch	United States Custom Basket of Securities	1 Month + 0.15%	Asset Returns	Monthly	02/28/2022	USD	(58,297)	$ 1,501	$ 1,501

The following table represents the individual stock exposures comprising the Net Long Custom Basket Total Return Swap as of August 31, 2021:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Percentage Value of Underlying Investment
–	ADOBE INC	$–	$5	0.2%

–	AGCO CORP	–	–	–

5,900	AGILON HEALTH INC	206	–	–

7,100	ALASKA AIR GROUP INC	407	–	–

–	ALNYLAM PHARMACE	–	(17)	(0.6)

5,405	ALPHABET INC-CL A	14,951	705	23.9

25,400	ALTRIA GROUP INC	1,229	46	1.6

4,542	AMAZON.COM INC	14,984	777	26.4

689	ANTHEM INC	259	(1)	–

–	BEAM THERAPEUTICS INC	–	(2)	(0.1)

3,541	BECTON DICKINSON AND CO	884	7	0.3

49,400	BJ’S WHOLESALE C	2,592	207	7.0

618	BOOKING HOLDINGS INC	1,317	104	3.5

200	BOYD GAMING CORP	12	–	–

3,590	CHARTER COMMUN-A	2,809	122	4.1

22,000	CORTEVA INC	994	(43)	(1.5)

2,100	CROWDSTRIKE HO-A	493	97	3.3

18,400	CROWN CASTLE INTL CORP	3,587	(6)	(0.2)

–	CULLEN/FROST BANKERS INC	–	25	0.9

3,900	DOMINO’S PIZZA INC	2,001	14	0.5

3,900	ELASTIC NV	582	40	1.4

1,100	EQUIFAX INC	287	13	0.4

6,300	EURONET WORLDWIDE INC	846	(7)	(0.2)

42,200	EXELIXIS INC	780	29	1.0

144,600	FIRST HORIZON CORP	2,342	28	1.0

–	FIRST REPUBLIC BANK/CA	–	4	0.1

226,300	FORD MOTOR CO	3,046	(98)	(3.3)

9,000	FORTIVE CORP	681	(16)	(0.6)

–	FREDDIE MAC	–	19	0.6

12,700	GAP INC/THE	335	5	0.2

10,900	GENERAL MILLS INC	655	(25)	(0.9)

4,000	GILEAD SCIENCES INC	287	10	0.3

14,300	HARTFORD FINL SV	969	(3)	(0.1)

–	HAWAIIAN ELECTRIC INDS	–	–	–

–	HECLA MINING CO	–	25	0.9
200,900	HEWLETT PACKA	3,000	105	3.6
11,538	HUNTINGTON INGAL	2,374	(6)	(0.2)

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Percentage Value of Underlying Investment
–	IDACORP INC	$–	$(2)	(0.1)%

10,900	INCYTE CORP	810	24	0.8

–	INTUITIVE SURGICAL INC	–	4	0.2

6,700	JANUS HENDERSON GROUP PLC	289	4	0.1

–	KEYCORP	–	(18)	(0.6)

10,400	KNIGHT-SWIFT TRA	523	17	0.6

19,800	LAMAR ADVERTISING CO-A	2,148	106	3.6

7,581	LENNOX INTERNATIONAL INC	2,564	(24)	(0.8)

72,000	LEVI STRAUSS-A	2,000	(108)	(3.7)

90,900	LIBERTY GLOBAL PLC- C	2,651	(17)	(0.6)

–	LYONDELLBASELL INDU-CL A	–	19	0.6

23,700	MARSH & MCLENNAN COS	3,639	86	2.9

10,900	MCKESSON CORP	2,180	50	1.7

7,300	MONGODB INC	2,682	177	6.0

4,500	MOSAIC CO/THE	146	(1)	(0.1)

5,416	MSCI INC	3,413	29	1.0

12,200	NETAPP INC	1,078	7	0.3

42,400	NEWS CORP - CLASS A	1,001	(48)	(1.6)

102,900	NIELSEN HOLDINGS PLC	2,358	(144)	(4.9)

28,600	NIKE INC -CL B	4,929	(211)	(7.2)

89,400	NOV INC	1,151	27	0.9

57,400	NY COMM BANCORP	725	3	0.1

2,100	OKTA INC	487	67	2.3

15,200	OLIN CORP	698	59	2.0

84,200	ORGANON & CO	2,891	(14)	(0.5)

2,000	PALO ALTO NETWORKS INC	741	181	6.2

–	PELOTON INTERACTIVE INC-A	–	–	–

15,700	PENSKE AUTOMOTIV	1,420	(1)	–

–	PERFORMANCE FOOD GROUP CO	–	32	1.1

18,200	POST HOLDINGS INC	2,088	(52)	(1.8)

10,941	PUBLIC STORAGE	3,481	59	2.0

7,900	QUALCOMM INC	1,166	(7)	(0.2)

–	QUANTA SERVICES INC	–	60	2.1

6,900	RAPID7 INC	762	76	2.6

1,351	REGENERON PHARMACEUTICALS	849	87	2.9

18,500	REINSURANCE GROU	2,170	(24)	(0.8)

14,900	RELIANCE STEEL & ALUMINUM	2,313	(67)	(2.3)

23,300	SCHNEIDER NATL-B	517	9	0.3

1,900	SIGNATURE BANK	488	5	0.2

–	SNOWFLAKE INC-CLASS A	–	(67)	(2.3)

25,400	STARBUCKS CORP	2,971	16	0.5

25,900	TARGA RESOURCES CORP	1,123	14	0.5

3,654	TESLA INC	2,507	196	6.7

–	THERMO FISHER	–	–	–

7,600	TJX COMPANIES INC	547	7	0.2

–	UBER TECHNOLOGIES INC	–	(6)	(0.2)

2,700	UBIQUITI INC	830	48	1.6

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Percentage Value of Underlying Investment
41,400	UGI CORP	$1,961	$(44)	(1.5)%

5,200	UNITED PARCEL-B	1,011	8	0.3

17,600	UNIVERSAL HLTH-B	2,666	79	2.7

4,500	VAIL RESORTS INC	1,337	30	1.0

4,900	VEEVA SYSTEMS INC-CLASS A	1,564	62	2.1

3,579	VERTEX PHARM	683	33	1.1

95,900	WELLS FARGO & CO	4,739	(336)	(11.4)

10,000	WESTLAKE CHEMICAL CORP	850	27	0.9

51,000	WESTROCK CO	2,613	53	1.8

2,700	ZENDESK INC	324	9	0.3

26,900	ZOOMINFO TECHNOLOGIES INC-A	1,584	169	5.8

1,000	ZSCALER INC	243	35	1.2
		$144,820	$2,946	100%
The following table represents the individual stock exposures comprising the Net Short Custom Basket Total Return Swap as of August 31, 2021: United States Custom Basket of Short Securities
Shares	Description	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Percentage Value of Underlying Investment
(16,800)	ADAPTIVE BIOTECHNOLOGIES	$(518)	$(92)	6.4%

(2,600)	AGREE REALTY CORP	(194)	(1)	0.1

(300)	ALLAKOS INC	(24)	(3)	0.2

(125,100)	AMCOR PLC	(1,563)	(45)	3.1

(76,100)	AMERICAN AIRLINE	(1,504)	(14)	1.0

(38,900)	AMERICOLD REALTY TRUST	(1,433)	3	(0.2)

(15,200)	AMERIS BANCORP	(762)	14	(1.0)

(21,300)	ASANA INC - CL A	(1,588)	(21)	1.5

(16,000)	AVANGRID INC	(875)	1	(0.1)

(6,800)	BEYOND MEAT INC	(808)	(6)	0.4

(21,800)	BLACKSTONE MOR-A	(713)	(2)	0.2

(14,300)	BRIDGEBIO PHARMA INC	(708)	(9)	0.6

(5,500)	BROADSTONE NET LEASE INC	(147)	(4)	0.3

(9,500)	CALLAWAY GOLF COMPANY	(283)	16	(1.1)

(2,000)	CARMAX INC	(258)	8	(0.5)

(3,200)	CHART INDUSTRIES INC	(548)	(55)	3.8

(25,000)	CLEARWAY ENERGY INC-C	(770)	(23)	1.6

(81,700)	CLEVELAND-CLIFFS INC	(2,075)	157	(10.9)

(6,700)	COMMERCE BANCSHARES INC	(471)	(3)	0.2

(10,400)	COMMUNITY BANK SYSTEM INC	(780)	10	(0.7)

(17,400)	COUSINS PROPERTIES INC	(680)	9	(0.6)

(14,800)	CREE INC	(1,295)	37	(2.6)

(32,500)	DELTA AIR LINES INC	(1,298)	(17)	1.2

(21,500)	DRAFTKINGS INC - CL A	(1,128)	(147)	10.2

(5,100)	EBAY INC	(386)	(6)	0.5

(1,900)	EDITAS MEDICINE INC	(114)	(7)	0.5

(11,400)	ELEMENT SOLUTIONS INC	(277)	17	(1.2)

(2,000)	ENVESTNET INC	(155)	(5)	0.3

(31,400)	ESSENTIAL UTILITIES INC	(1,556)	(10)	0.7

(20,800)	EVERSOURCE ENERGY	(1,889)	2	(0.1)

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Percentage Value of Underlying Investment
(6,700)	EXP WORLD HOLDINGS INC	$(295)	$(13)	0.9%

(11,500)	FASTLY INC - CLASS A	(459)	(43)	3.0

(1,900)	FATE THERAPEUTICS INC	(166)	27	(1.9)

(1,833)	FIRST CITIZENS-A	(1,557)	(89)	6.1

(19,500)	FIRST FINL BANKSHARES INC	(954)	25	(1.7)

(22,800)	FIRST SOLAR INC	(2,208)	64	(4.4)

(5,000)	FUBOTV INC	(138)	(8)	0.6

(6,100)	HAMILTON LANE INC-CLASS A	(533)	8	(0.6)

(4,200)	HANNON ARMSTRONG	(243)	(11)	0.8

(6,400)	HORMEL FOODS CORP	(296)	5	(0.3)

(61,400)	HOST HOTELS & RESORTS INC	(956)	(61)	4.2

(18,600)	IMMUNITYBIO INC	(199)	(12)	0.9

(5,200)	INTELLIA THERAPEUTICS INC	(794)	(41)	2.8

(6,700)	INTL FLAVORS & FRAGRANCES	(1,042)	51	(3.5)

(19,000)	IOVANCE BIOTHERA	(399)	(59)	4.1

(13,800)	KILROY REALTY CORP	(917)	11	(0.7)

(7,200)	KIMBERLY-CLARK CORP	(998)	5	(0.4)

(4,000)	KINSALE CAPITAL GROUP INC	(723)	(5)	0.3

(1,500)	KODIAK SCIENCES INC	(133)	(8)	0.5

(44,300)	LAS VEGAS SANDS CORP	(1,743)	(233)	16.1

(25,200)	LEGGETT & PLATT INC	(1,248)	29	(2.0)

(14,600)	LEIDOS HOLDINGS INC	(1,429)	(3)	0.2

(5,700)	LEMONADE INC	(410)	(21)	1.5

(1,500)	LIBERTY BROADBAND-C	(278)	(9)	0.6

(700)	LINDE PLC	(218)	(2)	0.2

(3,156)	MADISON SQUARE G	(487)	(83)	5.8

(2,700)	MIRATI THERAPEUTICS INC	(371)	(88)	6.1

(2,600)	NEW FORTRESS ENERGY INC	(70)	(6)	0.4

(11,200)	NEXTERA ENERGY PARTNERS LP	(885)	(10)	0.7

(7,900)	NIKOLA CORP	(72)	(10)	0.7

(4,700)	NORWEGIAN CRUISE	(116)	(6)	0.4

(22,000)	OAK STREET HEALTH INC	(1,040)	12	(0.9)

(37,000)	OGE ENERGY CORP	(1,328)	18	(1.2)

(34,900)	OPENDOOR TECHNOLOGIES INC	(540)	(79)	5.5

(1,900)	ORMAT TECHNOLOGIES INC	(128)	(8)	0.5

(43,100)	OWL ROCK CAPITAL CORP	(635)	6	(0.4)

(184,500)	P G & E CORP	(1,692)	–	–

(1,900)	PACKAGING CORP OF AMERICA	(278)	(11)	0.7

(45,200)	PALANTIR TECHN-A	(1,107)	(83)	5.8

(71,800)	PARK HOTELS & RESORTS INC	(1,290)	(84)	5.8

(12,800)	PAYCOR HCM INC	(449)	(24)	1.7

(8,500)	PINNACLE FINL	(816)	(10)	0.7

(2,900)	Q2 HOLDINGS INC	(255)	(1)	0.1

(35,700)	QUANTUMSCAPE CORP	(742)	(43)	3.0

(5,800)	RAYONIER INC	(214)	1	(0.1)

(4,500)	REDFIN CORP	(222)	3	(0.2)

(17,800)	REYNOLDS CONSUME	(504)	–	–

(6,300)	ROYAL GOLD INC	(714)	13	(0.9)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Disciplined Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)	Percentage Value of Underlying Investment
(4,000)	RYMAN HOSPITALIT	$(313)	$(19)	1.4%

(55,500)	SABRE CORP	(590)	(33)	2.3

(4,700)	SAFEHOLD INC	(417)	(4)	0.3

(8,000)	SAREPTA THERAPEUTICS INC	(612)	(13)	0.9

(2,700)	SCHWAB (CHARLES) CORP	(198)	(4)	0.3

(5,600)	SENTINELONE INC -CLASS A	(276)	(82)	5.7

(11,400)	SOUTHSTATE CORP	(811)	23	(1.6)

(11,100)	SPIRIT AEROSYS-A	(458)	50	(3.4)

(2,200)	SPRINGWORKS THER	(165)	–	–

(20,400)	SUNNOVA ENERGY I	(683)	(56)	3.9

(6,400)	SUNPOWER CORP	(141)	3	(0.2)

(36,290)	SUNRUN INC	(1,609)	3	(0.2)

(4,100)	TERRENO REALTY CORP	(276)	2	(0.1)

(14,900)	TEXAS CAPITAL BA	(969)	(44)	3.0

(33,500)	TRIPADVISOR INC	(1,124)	(49)	3.4

(1,800)	ULTRAGENYX PHARMACEUTICAL IN	(158)	(15)	1.0

(4,400)	UNITED AIRLINES	(204)	(1)	0.1

(2,300)	UPSTART HOLDINGS INC	(462)	(65)	4.5

(196,000)	UWM HOLDINGS CORP	(1,457)	14	(1.0)

(39,700)	VALLEY NATIONAL BANCORP	(524)	6	(0.4)

(14,218)	VIRGIN GALACTIC	(360)	(25)	1.8

(15,200)	VROOM INC	(442)	34	(2.4)

(11,800)	WESTERN ALLIANCE BANCORP	(1,168)	12	(0.9)

(8,100)	WYNN RESORTS LTD	(759)	(65)	4.5

(22,300)	ZIONS BANCORP NA	(1,257)	(35)	2.4
		$(72,524)	$(1,445)	100%

Percentages are based on Net Assets of $1,613,158 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $– ($ Thousands).
(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $– ($ Thousands).

ADR – American Depositary Receipt

Cl – Class

L.P. – Limited Partnership

Ltd. – Limited

MSCI – Morgan Stanley Capital International

MXN – Mexican Peso

OTC – Over The Counter

PLC – Public Limited Company

S&P – Standard & Poor’s

USD – U.S. Dollar

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,509,498	–	–	1,509,498
U.S. Treasury Obligation	–	120	–	120
Affiliated Partnership	–	–^	–	–^
Cash Equivalent	51,523	–	–	51,523

Total Investments in Securities	1,561,021	120	–	1,561,141

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	418	–	–	418
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	2,946	–	2,946
Unrealized Depreciation	–	(1,445)	–	(1,445)

Total Other Financial Instruments	418	1,501	–	1,919

^Amount is less than $500.

*Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Disciplined Equity Fund (Concluded)

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi–annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ —	$ 2,141	$(2,141)	$—	$—	$ —	6	$ —	$ —
SEI Daily Income Trust, Government Fund, Cl F	81,714	200,871	(231,062)	—	—	51,523	51,523,184	2	—

Totals	$ 81,714	$203,012	$(233,203)	$ -	$ -	$ 51,523		$ 2	$ -

Amounts designated as “–” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.7%

Communication Services — 10.8%
Activision Blizzard Inc	41,456	$3,415
Alphabet Inc, Cl A *	16,129	46,677
Alphabet Inc, Cl C *	15,199	44,218
Altice USA Inc, Cl A *	11,900	327
AT&T Inc	384,485	10,543
Cable One Inc	257	540
Charter Communications Inc, Cl A *	7,097	5,796
Comcast Corp, Cl A	245,550	14,900
Discovery Inc, Cl A *(A)	9,300	268
Discovery Inc, Cl C *	18,300	505
DISH Network Corp, Cl A *	13,826	603
Electronic Arts Inc	15,365	2,231
Facebook Inc, Cl A *	128,700	48,826
Fox Corp	26,827	980
IAC/InterActiveCorp *	4,232	559
Interpublic Group of Cos Inc/The	21,775	811
Liberty Broadband Corp, Cl A *	1,280	238
Liberty Broadband Corp, Cl C *	8,078	1,545
Liberty Media Corp-Liberty Formula One, Cl A *	1,600	73
Liberty Media Corp-Liberty Formula One, Cl C *	11,000	556
Liberty Media Corp-Liberty SiriusXM, Cl A *	4,020	199
Liberty Media Corp-Liberty SiriusXM, Cl C *	8,521	420
Live Nation Entertainment Inc *	7,600	659
Lumen Technologies Inc	62,106	764
Madison Square Garden Sports Corp, Cl A *	1,086	196
Match Group Inc *	13,796	1,896
Netflix Inc *	23,200	13,205
New York Times Co/The, Cl A	8,800	447
News Corp	6,900	152
News Corp, Cl A	21,746	489
Nexstar Media Group Inc, Cl A	2,400	359
Omnicom Group Inc	11,844	867
Pinterest Inc, Cl A *	29,300	1,628
Playtika Holding Corp *	4,700	124
Roku Inc, Cl A *	6,200	2,185
Sirius XM Holdings Inc (A)	46,800	293
Skillz Inc, Cl A *(A)	16,100	189
Spotify Technology SA *	7,000	1,640
Take-Two Interactive Software Inc *	6,100	983
T-Mobile US Inc *	31,692	4,342
TripAdvisor Inc *	5,767	202
Twitter Inc *	41,860	2,700
Verizon Communications Inc	223,076	12,269
ViacomCBS Inc	715	33
ViacomCBS Inc, Cl B	31,186	1,293
Vimeo Inc *	7,357	280
Walt Disney Co/The *	97,750	17,722
World Wrestling Entertainment Inc, Cl A	2,200	115

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zillow Group Inc, Cl A *	3,343	$320
Zillow Group Inc, Cl C *	9,086	870
Zynga Inc, Cl A *	56,300	498

		250,950

Consumer Discretionary — 12.0%
Advance Auto Parts Inc	3,508	712
Amazon.com Inc *	23,289	80,831
Aptiv PLC *	14,500	2,207
Aramark	12,900	449
AutoNation Inc *	3,032	331
AutoZone Inc *	1,207	1,870
Bath & Body Works Inc	13,057	881
Best Buy Co Inc	12,647	1,474
Booking Holdings Inc *	2,232	5,133
BorgWarner Inc	13,364	570
Boyd Gaming Corp *	4,500	276
Bright Horizons Family Solutions Inc *	3,200	466
Brunswick Corp/DE	4,300	417
Burlington Stores Inc *	3,500	1,048
Caesars Entertainment Inc *	10,900	1,108
Capri Holdings Ltd *	8,300	469
CarMax Inc *	8,760	1,097
Carnival Corp, Cl A *(A)	47,300	1,142
Carter’s Inc	2,400	246
Carvana Co, Cl A *	4,100	1,345
Chegg Inc *	7,900	657
Chipotle Mexican Grill Inc, Cl A *	1,519	2,891
Choice Hotels International Inc	1,884	225
Churchill Downs Inc	2,000	421
Columbia Sportswear Co	2,300	235
Darden Restaurants Inc	7,122	1,073
Deckers Outdoor Corp *	1,500	628
Dick’s Sporting Goods Inc	3,258	459
Dollar General Corp	12,800	2,853
Dollar Tree Inc *	12,834	1,162
Domino’s Pizza Inc	1,900	982
DoorDash Inc, Cl A *	4,600	880
DR Horton Inc	16,868	1,613
DraftKings Inc, Cl A *	16,600	984
eBay Inc	36,511	2,802
Etsy Inc *	6,800	1,471
Expedia Group Inc *	7,822	1,130
Five Below Inc *	3,000	638
Floor & Decor Holdings Inc, Cl A *	5,700	703
Foot Locker Inc	4,169	236
Ford Motor Co *	210,084	2,737
Frontdoor Inc *	4,700	205
GameStop Corp, Cl A *(A)	3,200	698
Gap Inc/The	11,221	300
Garmin Ltd	8,100	1,413
General Motors Co *	73,900	3,622

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gentex Corp	12,864	$396
Genuine Parts Co	7,811	954
Grand Canyon Education Inc *	2,300	205
H&R Block Inc	9,825	252
Hanesbrands Inc	19,972	373
Harley-Davidson Inc	8,603	340
Hasbro Inc	7,067	695
Hayward Holdings Inc *	2,100	44
Hilton Worldwide Holdings Inc *	13,933	1,740
Home Depot Inc/The	57,915	18,891
Hyatt Hotels Corp, Cl A *	2,600	191
Kohl’s Corp	8,719	500
Las Vegas Sands Corp *	18,393	820
Lear Corp	3,100	496
Leggett & Platt Inc	7,212	349
Lennar Corp, Cl A	14,490	1,555
Lennar Corp, Cl B	13	1
Leslie’s Inc *	6,100	147
Lithia Motors Inc, Cl A	1,600	530
LKQ Corp *	15,500	817
Lowe’s Cos Inc	38,510	7,852
Lululemon Athletica Inc *	6,100	2,441
Marriott International Inc/MD, Cl A *	14,094	1,905
Marriott Vacations Worldwide Corp *	2,300	344
Mattel Inc *	19,842	424
McDonald’s Corp	40,180	9,541
MGM Resorts International	22,639	965
Mohawk Industries Inc *	3,166	626
Newell Brands Inc	21,393	544
NIKE Inc, Cl B	66,768	10,999
Nordstrom Inc *	6,912	198
Norwegian Cruise Line Holdings Ltd *(A)	20,600	532
NVR Inc *	184	953
Ollie’s Bargain Outlet Holdings Inc *	3,700	268
O’Reilly Automotive Inc *	3,540	2,103
Peloton Interactive Inc, Cl A *	13,300	1,332
Penn National Gaming Inc *	8,500	689
Penske Automotive Group Inc	1,800	162
Petco Health & Wellness Co Inc, Cl A *(A)	3,300	71
Planet Fitness Inc, Cl A *	4,700	382
Polaris Inc	3,200	383
Pool Corp	2,100	1,038
PulteGroup Inc	14,545	783
PVH Corp *	3,900	409
QuantumScape Corp, Cl A *(A)	6,400	141
Qurate Retail Inc *	20,930	231
Ralph Lauren Corp, Cl A	2,680	311
RH *	800	561
Ross Stores Inc	18,776	2,223
Royal Caribbean Cruises Ltd *	12,200	1,009
Service Corp International/US	9,094	571
Six Flags Entertainment Corp *	4,400	186

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Skechers USA Inc, Cl A *	6,100	$308
Starbucks Corp	63,112	7,415
Tapestry Inc	15,767	636
Target Corp	26,585	6,566
Tempur Sealy International Inc	10,100	451
Terminix Global Holdings Inc *	7,300	304
Tesla Inc *	41,685	30,668
Thor Industries Inc	2,900	329
TJX Cos Inc/The	64,816	4,713
Toll Brothers Inc	6,251	400
TopBuild Corp *	1,800	394
Tractor Supply Co	6,100	1,185
Travel + Leisure Co	4,768	261
Ulta Beauty Inc *	2,952	1,143
Under Armour Inc, Cl A *	10,700	248
Under Armour Inc, Cl C *	11,321	227
Vail Resorts Inc *	2,200	671
VF Corp	17,268	1,320
Victoria’s Secret & Co *	4,352	289
Vroom Inc *	6,400	172
Wayfair Inc, Cl A *(A)	4,000	1,123
Wendy’s Co/The	10,075	232
Whirlpool Corp	3,416	757
Williams-Sonoma Inc	3,962	740
Wyndham Hotels & Resorts Inc	4,468	325
Wynn Resorts Ltd *	5,996	610
YETI Holdings Inc *	4,700	467
Yum China Holdings Inc	22,548	1,388
Yum! Brands Inc	15,948	2,090

		277,995

Consumer Staples — 5.4%
Albertsons Cos Inc, Cl A (A)	8,200	249
Altria Group Inc	99,540	5,000
Archer-Daniels-Midland Co	29,779	1,787
Beyond Meat Inc *(A)	3,200	383
Boston Beer Co Inc/The, Cl A *	500	285
Brown-Forman Corp, Cl A	2,200	146
Brown-Forman Corp, Cl B	10,217	717
Bunge Ltd	7,700	583
Campbell Soup Co	10,878	454
Casey’s General Stores Inc	2,100	430
Church & Dwight Co Inc	13,614	1,139
Clorox Co/The	6,903	1,160
Coca-Cola Co/The	209,040	11,771
Colgate-Palmolive Co	44,850	3,496
Conagra Brands Inc	25,976	860
Constellation Brands Inc, Cl A	8,631	1,822
Costco Wholesale Corp	23,781	10,832
Coty Inc, Cl A *	14,922	146
Darling Ingredients Inc *	8,800	656
Estee Lauder Cos Inc/The, Cl A	12,308	4,191

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Flowers Foods Inc	10,325	$249
Freshpet Inc *	2,200	282
General Mills Inc	31,192	1,803
Grocery Outlet Holding Corp *	5,000	130
Hain Celestial Group Inc/The *	4,800	180
Herbalife Nutrition Ltd *	5,700	293
Hershey Co/The	7,798	1,386
Hormel Foods Corp	15,756	717
Ingredion Inc	3,500	307
J M Smucker Co/The	5,911	731
Kellogg Co (A)	14,003	884
Keurig Dr Pepper Inc	37,400	1,334
Kimberly-Clark Corp	18,118	2,497
Kraft Heinz Co/The	35,502	1,278
Kroger Co/The	40,046	1,843
Lamb Weston Holdings Inc	8,362	545
McCormick & Co Inc/MD	13,286	1,146
Molson Coors Beverage Co, Cl B	9,962	473
Mondelez International Inc, Cl A	75,006	4,656
Monster Beverage Corp *	19,887	1,940
PepsiCo Inc	74,352	11,628
Philip Morris International Inc	83,568	8,607
Pilgrim’s Pride Corp *	2,900	81
Post Holdings Inc *	2,600	291
Procter & Gamble Co/The	131,154	18,675
Reynolds Consumer Products Inc	600	17
Seaboard Corp	16	68
Spectrum Brands Holdings Inc	1,818	142
Sysco Corp	26,148	2,083
Tyson Foods Inc, Cl A	15,365	1,206
US Foods Holding Corp *	11,700	398
Walgreens Boots Alliance Inc	37,025	1,879
Walmart Inc	77,279	11,445

		125,301

Energy — 2.3%
Antero Midstream Corp	18,600	179
APA Corp	21,559	420
Baker Hughes Co, Cl A	39,240	894
Cabot Oil & Gas Corp, Cl A	20,500	326
Cheniere Energy Inc *	12,500	1,093
Chevron Corp	104,098	10,074
Cimarex Energy Co	5,600	359
ConocoPhillips	72,555	4,029
Continental Resources Inc/OK	1,600	63
Devon Energy Corp	37,427	1,106
Diamondback Energy Inc	10,017	773
DT Midstream Inc	4,882	227
EOG Resources Inc	31,290	2,113
EQT Corp *	15,419	282
Exxon Mobil Corp	228,038	12,433
Halliburton Co	49,136	982

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hess Corp	14,812	$1,018
HollyFrontier Corp	8,526	275
Kinder Morgan Inc	104,222	1,696
Marathon Oil Corp	43,676	513
Marathon Petroleum Corp	34,919	2,070
New Fortress Energy Inc, Cl A (A)	1,500	44
NOV Inc *	23,180	305
Occidental Petroleum Corp	46,819	1,203
ONEOK Inc	23,758	1,248
Phillips 66	22,488	1,599
Pioneer Natural Resources Co	11,509	1,722
Schlumberger NV	75,055	2,104
Targa Resources Corp	12,700	558
Texas Pacific Land Corp	300	408
Valero Energy Corp	21,836	1,448
Williams Cos Inc/The	65,096	1,607

		53,171

Financials — 11.3%
Affiliated Managers Group Inc	2,320	395
Aflac Inc	34,812	1,973
AGNC Investment Corp ‡	29,259	477
Alleghany Corp *	699	473
Allstate Corp/The	15,525	2,100
Ally Financial Inc	19,800	1,047
American Express Co	35,034	5,814
American Financial Group Inc/OH	3,714	512
American International Group Inc	46,023	2,511
Ameriprise Financial Inc	6,280	1,714
Annaly Capital Management Inc ‡	77,711	675
Aon PLC, Cl A	11,978	3,436
Apollo Global Management Inc, Cl A	9,400	562
Arch Capital Group Ltd *	21,600	888
Ares Management Corp, Cl A	7,600	587
Arthur J Gallagher & Co	10,304	1,480
Assurant Inc	3,293	560
Assured Guaranty Ltd	3,700	185
Athene Holding Ltd, Cl A *	6,700	449
Axis Capital Holdings Ltd	4,800	246
Bank of America Corp	406,163	16,957
Bank of Hawaii Corp	2,282	191
Bank of New York Mellon Corp/The	43,009	2,375
Bank OZK	6,400	272
Berkshire Hathaway Inc, Cl B *	100,800	28,806
BlackRock Inc, Cl A	7,685	7,249
Blackstone Inc, Cl A	36,600	4,602
BOK Financial Corp	1,775	156
Brighthouse Financial Inc *	4,828	236
Brown & Brown Inc	13,048	757
Capital One Financial Corp	24,125	4,004
Carlyle Group Inc/The	9,000	444
Cboe Global Markets Inc	5,900	744

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Charles Schwab Corp/The	84,381	$6,147
Chubb Ltd	24,091	4,431
Cincinnati Financial Corp	8,286	1,022
Citigroup Inc	110,904	7,975
Citizens Financial Group Inc	22,700	994
CME Group Inc, Cl A	19,270	3,887
CNA Financial Corp	1,500	67
Comerica Inc	7,753	573
Commerce Bancshares Inc/MO	5,950	421
Credit Acceptance Corp *(A)	500	290
Cullen/Frost Bankers Inc	3,068	350
Discover Financial Services	16,289	2,089
East West Bancorp Inc	7,900	579
Equitable Holdings Inc	21,600	670
Erie Indemnity Co, Cl A	1,419	251
Evercore Inc, Cl A	2,200	307
Everest Re Group Ltd	2,200	583
FactSet Research Systems Inc	2,100	798
Fidelity National Financial Inc	15,152	740
Fifth Third Bancorp	35,182	1,367
First American Financial Corp	6,000	423
First Citizens BancShares Inc/NC, Cl A (A)	300	269
First Hawaiian Inc	8,000	223
First Horizon Corp	29,856	489
First Republic Bank/CA	9,400	1,870
FNB Corp/PA	17,100	200
Franklin Resources Inc	16,349	530
Globe Life Inc	5,687	546
GoHealth Inc, Cl A *	3,000	15
Goldman Sachs Group Inc/The	17,775	7,350
Hanover Insurance Group Inc/The	1,993	282
Hartford Financial Services Group Inc/The	19,110	1,285
Huntington Bancshares Inc/OH	78,282	1,216
Interactive Brokers Group Inc, Cl A	4,500	291
Intercontinental Exchange Inc	29,900	3,574
Invesco Ltd	17,600	446
Janus Henderson Group PLC	9,400	408
Jefferies Financial Group Inc	11,706	433
JPMorgan Chase & Co	161,734	25,869
Kemper Corp	3,300	226
KeyCorp	51,651	1,050
KKR & Co Inc	29,500	1,897
Lazard Ltd, Cl A (B)	4,100	194
Lemonade Inc *(A)	2,100	159
Lincoln National Corp	10,588	727
Loews Corp	12,336	689
LPL Financial Holdings Inc	4,400	651
M&T Bank Corp	6,857	960
Markel Corp *	750	953
MarketAxess Holdings Inc	2,000	952
Marsh & McLennan Cos Inc	27,265	4,286
Mercury General Corp	296	18

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MetLife Inc	39,809	$2,468
MGIC Investment Corp	18,900	289
Moody’s Corp	8,627	3,285
Morgan Stanley	74,414	7,771
Morningstar Inc	1,300	348
MSCI Inc, Cl A	4,300	2,729
Nasdaq Inc	6,300	1,233
New Residential Investment Corp ‡	24,100	263
New York Community Bancorp Inc	25,372	318
Northern Trust Corp	11,005	1,304
Old Republic International Corp	13,590	353
OneMain Holdings Inc, Cl A	4,700	272
PacWest Bancorp	6,700	285
People’s United Financial Inc	24,934	410
Pinnacle Financial Partners Inc	4,100	397
PNC Financial Services Group Inc/The	22,822	4,361
Popular Inc	4,653	353
Primerica Inc	2,300	352
Principal Financial Group Inc	14,308	956
Progressive Corp/The	31,380	3,023
Prosperity Bancshares Inc	5,000	349
Prudential Financial Inc	20,563	2,177
Raymond James Financial Inc	6,821	954
Regions Financial Corp	53,387	1,091
Reinsurance Group of America Inc, Cl A	3,799	440
RenaissanceRe Holdings Ltd	2,600	408
Rocket Cos Inc, Cl A *	7,200	125
S&P Global Inc	12,956	5,750
Santander Consumer USA Holdings Inc	1,600	67
SEI Investments Co †	5,942	373
Signature Bank/New York NY	3,100	804
SLM Corp	14,231	267
Starwood Property Trust Inc ‡	15,500	400
State Street Corp	18,579	1,726
Sterling Bancorp/DE	10,900	250
Stifel Financial Corp	5,600	387
SVB Financial Group *	3,100	1,734
Synchrony Financial	29,318	1,459
Synovus Financial Corp	7,896	340
T Rowe Price Group Inc	12,130	2,716
Tradeweb Markets Inc, Cl A	5,800	505
Travelers Cos Inc/The	13,075	2,088
Truist Financial Corp	72,163	4,118
Umpqua Holdings Corp	8,400	164
Unum Group	11,905	317
Upstart Holdings Inc *	100	23
US Bancorp	72,197	4,143
UWM Holdings Corp	2,300	17
Virtu Financial Inc, Cl A	5,300	130
Voya Financial Inc	6,700	435
W R Berkley Corp	7,321	551
Webster Financial Corp	4,700	237

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wells Fargo & Co	222,766	$10,180
Western Alliance Bancorp	5,700	556
White Mountains Insurance Group Ltd	179	201
Willis Towers Watson PLC	6,862	1,515
Wintrust Financial Corp	3,100	232
Zions Bancorp NA	9,002	521

		263,419

Health Care — 13.2%
10X Genomics Inc, Cl A *	4,600	809
Abbott Laboratories	93,637	11,833
AbbVie Inc	95,201	11,498
ABIOMED Inc *	2,400	873
Acadia Healthcare Co Inc *	4,700	311
Acceleron Pharma Inc *	2,800	375
Adaptive Biotechnologies Corp *	5,800	211
Agilent Technologies Inc	15,864	2,784
agilon health Inc *	2,700	94
Align Technology Inc *	4,200	2,978
Alnylam Pharmaceuticals Inc *	6,300	1,269
Amedisys Inc *	1,900	349
AmerisourceBergen Corp, Cl A	8,124	993
Amgen Inc	30,758	6,937
Anthem Inc	13,131	4,926
Avantor Inc *	31,000	1,223
Baxter International Inc	26,915	2,051
Becton Dickinson and Co	15,270	3,843
Biogen Inc *	7,800	2,643
BioMarin Pharmaceutical Inc *	10,100	851
Bio-Rad Laboratories Inc, Cl A *	1,100	885
Bio-Techne Corp	2,141	1,069
Boston Scientific Corp *	76,239	3,442
Bristol-Myers Squibb Co	119,819	8,011
Bruker Corp	5,700	503
Cardinal Health Inc	16,129	847
Catalent Inc *	9,000	1,174
Centene Corp *	31,058	1,956
Cerner Corp	16,096	1,229
Certara Inc *	2,700	91
Change Healthcare Inc *	13,808	301
Charles River Laboratories International Inc *	2,743	1,218
Chemed Corp	900	429
Cigna Corp	18,302	3,874
Cooper Cos Inc/The	2,604	1,174
CureVac NV *(A)	2,900	191
CVS Health Corp	70,799	6,116
Danaher Corp	34,102	11,055
DaVita Inc *	3,685	482
DENTSPLY SIRONA Inc	12,066	744
Dexcom Inc *	5,200	2,753
Edwards Lifesciences Corp *	33,184	3,888

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Elanco Animal Health Inc *	23,737	$792
Eli Lilly & Co	45,671	11,796
Encompass Health Corp	5,100	400
Envista Holdings Corp *	9,100	389
Exact Sciences Corp *	9,500	992
Exelixis Inc *	17,600	337
Gilead Sciences Inc	67,534	4,915
Globus Medical Inc, Cl A *	4,500	367
Guardant Health Inc *	5,100	649
HCA Healthcare Inc	14,000	3,542
Henry Schein Inc *	7,868	595
Hill-Rom Holdings Inc	3,124	455
Hologic Inc *	13,600	1,076
Horizon Therapeutics Plc *	11,700	1,264
Humana Inc	6,775	2,747
ICU Medical Inc *	1,200	239
IDEXX Laboratories Inc *	4,404	2,967
Illumina Inc *	7,905	3,614
Incyte Corp *	10,300	788
Insulet Corp *	3,500	1,042
Integra LifeSciences Holdings Corp *	4,100	308
Intuitive Surgical Inc *	6,371	6,712
Ionis Pharmaceuticals Inc *	8,300	330
Iovance Biotherapeutics Inc *	8,300	200
IQVIA Holdings Inc *	10,213	2,653
Jazz Pharmaceuticals PLC *	3,300	435
Johnson & Johnson	141,609	24,517
Laboratory Corp of America Holdings *	5,190	1,575
Maravai LifeSciences Holdings Inc, Cl A *	4,200	249
Masimo Corp *	2,800	760
McKesson Corp	8,570	1,749
Medtronic PLC	72,226	9,641
Merck & Co Inc	136,343	10,402
Mettler-Toledo International Inc *	1,236	1,919
Mirati Therapeutics Inc *	2,100	356
Moderna Inc *	18,200	6,856
Molina Healthcare Inc *	3,200	860
Natera Inc *	4,300	509
Nektar Therapeutics, Cl A *	8,700	135
Neurocrine Biosciences Inc *	5,400	514
Novavax Inc *	4,000	954
Novocure Ltd *	5,700	765
Oak Street Health Inc *	5,800	271
Organon & Co	14,454	490
Penumbra Inc *	1,900	522
PerkinElmer Inc	6,034	1,115
Perrigo Co PLC	7,800	319
Pfizer Inc	300,622	13,850
PPD Inc *	8,900	412
Premier Inc, Cl A	6,800	253
QIAGEN NV *	12,640	706
Quest Diagnostics Inc	7,244	1,107

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Quidel Corp *	2,300	$297
Regeneron Pharmaceuticals Inc *	5,300	3,569
Repligen Corp *	3,000	849
ResMed Inc	7,682	2,232
Royalty Pharma PLC, Cl A	18,100	700
Sage Therapeutics Inc *	3,100	143
Sarepta Therapeutics Inc *	3,900	305
Seagen Inc *	7,100	1,190
Signify Health Inc, Cl A *	1,500	39
Sotera Health Co *	4,500	110
STERIS PLC	5,300	1,140
Stryker Corp	18,704	5,183
Syneos Health Inc, Cl A *	5,700	529
Tandem Diabetes Care Inc *	3,600	404
Teladoc Health Inc *	7,853	1,134
Teleflex Inc	2,540	1,004
Thermo Fisher Scientific Inc	21,125	11,723
Ultragenyx Pharmaceutical Inc *	3,500	337
United Therapeutics Corp *	2,400	516
UnitedHealth Group Inc	50,620	21,072
Universal Health Services Inc, Cl B	4,276	666
Veeva Systems Inc, Cl A *	7,100	2,357
Vertex Pharmaceuticals Inc *	13,600	2,724
Viatris Inc, Cl W *	67,122	982
Waters Corp *	3,046	1,261
West Pharmaceutical Services Inc	3,900	1,761
Zimmer Biomet Holdings Inc	11,225	1,689
Zoetis Inc, Cl A	25,544	5,225

		307,834

Industrials — 8.7%
3M Co	30,933	6,024
A O Smith Corp	7,600	553
Acuity Brands Inc	1,900	351
ADT Inc	6,700	57
Advanced Drainage Systems Inc	3,100	354
AECOM *	7,916	519
AGCO Corp	3,300	454
Air Lease Corp, Cl A	5,300	211
Alaska Air Group Inc *	6,900	396
Allegion plc	4,966	715
Allison Transmission Holdings Inc, Cl A	6,300	233
AMERCO *	400	264
American Airlines Group Inc *	35,900	716
AMETEK Inc	12,328	1,676
Armstrong World Industries Inc	2,900	301
Axon Enterprise Inc *	3,300	600
AZEK Co Inc/The, Cl A *	6,100	259
Boeing Co/The *	28,591	6,276
Booz Allen Hamilton Holding Corp, Cl A	7,500	614
Builders FirstSource Inc *	11,200	597
BWX Technologies Inc	5,350	307

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CACI International Inc, Cl A *	1,300	$335
Carlisle Cos Inc	2,866	604
Carrier Global Corp	45,278	2,608
Caterpillar Inc	29,488	6,218
CH Robinson Worldwide Inc	7,386	665
ChargePoint Holdings Inc *(A)	6,900	146
Cintas Corp	4,757	1,883
Clarivate PLC *	22,600	569
Clean Harbors Inc *	2,100	215
Colfax Corp *	6,500	313
Copa Holdings SA, Cl A *	1,800	135
Copart Inc *	11,236	1,622
CoStar Group Inc *	21,000	1,779
Crane Co	2,600	265
CSX Corp	121,688	3,958
Cummins Inc	7,512	1,773
Curtiss-Wright Corp	2,300	280
Deere & Co	15,119	5,715
Delta Air Lines Inc *	34,200	1,383
Donaldson Co Inc	5,944	403
Dover Corp	7,657	1,335
Driven Brands Holdings Inc *	2,400	72
Dun & Bradstreet Holdings Inc *	8,900	163
Eaton Corp PLC	21,416	3,605
Emerson Electric Co	32,010	3,377
Equifax Inc	6,456	1,758
Expeditors International of Washington Inc	9,048	1,128
Fastenal Co	30,748	1,717
FedEx Corp	13,144	3,492
Flowserve Corp	6,800	264
Fortive Corp	17,453	1,289
Fortune Brands Home & Security Inc	7,720	752
FTI Consulting Inc *	1,500	210
Gates Industrial Corp PLC *	2,800	46
Generac Holdings Inc *	3,300	1,442
General Dynamics Corp	13,172	2,638
General Electric Co	58,750	6,193
Graco Inc	8,872	696
GXO Logistics Inc *	5,400	442
HEICO Corp	2,510	318
HEICO Corp, Cl A	4,321	494
Hexcel Corp *	3,400	193
Honeywell International Inc	37,290	8,648
Howmet Aerospace Inc	21,767	691
Hubbell Inc, Cl B	2,992	617
Huntington Ingalls Industries Inc	1,937	395
IAA Inc *	7,100	377
IDEX Corp	4,093	917
IHS Markit Ltd	20,000	2,412
Illinois Tool Works Inc	16,880	3,931
Ingersoll Rand Inc *	19,965	1,059
ITT Inc	4,551	435

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jacobs Engineering Group Inc	6,884	$929
JB Hunt Transport Services Inc	3,952	701
JetBlue Airways Corp *	17,600	266
Johnson Controls International plc	38,366	2,870
Kansas City Southern	4,900	1,375
Kirby Corp *	3,500	188
Knight-Swift Transportation Holdings Inc, Cl A	8,900	462
L3Harris Technologies Inc	10,734	2,501
Landstar System Inc	2,065	347
Leidos Holdings Inc	7,673	753
Lennox International Inc	1,900	637
Lincoln Electric Holdings Inc	3,200	447
Lockheed Martin Corp	13,273	4,776
Lyft Inc, Cl A *	15,600	743
ManpowerGroup Inc	2,984	362
Masco Corp	14,079	855
MasTec Inc *	3,100	283
Mercury Systems Inc *	3,300	166
Middleby Corp/The *	3,100	567
MSA Safety Inc	1,900	309
MSC Industrial Direct Co Inc, Cl A	2,720	229
Nielsen Holdings PLC	19,900	427
Nordson Corp	3,100	740
Norfolk Southern Corp	13,433	3,406
Northrop Grumman Corp	7,878	2,897
nVent Electric PLC	9,473	325
Old Dominion Freight Line Inc	5,500	1,588
Oshkosh Corp	3,859	442
Otis Worldwide Corp	22,239	2,051
Owens Corning	5,700	545
PACCAR Inc	18,270	1,496
Parker-Hannifin Corp	6,704	1,989
Pentair PLC	8,873	685
Plug Power Inc *	27,400	714
Quanta Services Inc	7,400	756
Raytheon Technologies Corp	81,062	6,871
Regal Beloit Corp	1,500	224
Republic Services Inc, Cl A	11,242	1,395
Robert Half International Inc	6,076	628
Rockwell Automation Inc	6,004	1,954
Rollins Inc	11,237	437
Roper Technologies Inc	5,700	2,755
Ryder System Inc	2,706	215
Schneider National Inc, Cl B	3,000	68
Science Applications International Corp	3,000	253
Sensata Technologies Holding PLC *	8,700	515
Shoals Technologies Group Inc, Cl A *	5,500	179
SiteOne Landscape Supply Inc *	2,400	480
Snap-on Inc	2,991	673
Southwest Airlines Co *	31,620	1,574
Spirit AeroSystems Holdings Inc, Cl A	6,000	235

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stanley Black & Decker Inc	8,593	$1,661
Stericycle Inc *	5,226	364
Sunrun Inc *	10,900	482
Textron Inc	12,522	910
Timken Co/The	3,769	277
Toro Co/The	5,840	642
Trane Technologies PLC	12,800	2,541
TransDigm Group Inc *	2,593	1,575
TransUnion	10,200	1,240
Trex Co Inc *	6,400	702
TuSimple Holdings Inc, Cl A *(A)	2,000	84
Uber Technologies Inc *	86,700	3,393
Union Pacific Corp	35,632	7,726
United Airlines Holdings Inc *	17,300	805
United Parcel Service Inc, Cl B	38,741	7,579
United Rentals Inc *	3,900	1,375
Univar Solutions Inc *	10,400	246
Valmont Industries Inc	1,200	299
Verisk Analytics Inc, Cl A	8,500	1,715
Vertiv Holdings Co, Cl A	15,600	439
Virgin Galactic Holdings Inc *(A)	8,000	217
Waste Management Inc	22,694	3,520
Watsco Inc	1,700	473
Westinghouse Air Brake Technologies Corp	10,037	901
Woodward Inc	3,000	363
WW Grainger Inc	2,487	1,079
XPO Logistics Inc *	5,400	469
Xylem Inc/NY	9,602	1,309

		202,121

Information Technology — 28.1%
Accenture PLC, Cl A	34,300	11,544
Adobe Inc *	25,702	17,058
Advanced Micro Devices Inc *	65,100	7,208
Akamai Technologies Inc *	8,918	1,010
Allegro MicroSystems Inc *	2,900	87
Alliance Data Systems Corp	2,612	256
Alteryx Inc, Cl A *	3,200	237
Amdocs Ltd	7,200	555
Amphenol Corp, Cl A	31,268	2,396
Analog Devices Inc	28,803	4,693
Anaplan Inc *	8,000	480
ANSYS Inc *	4,700	1,717
Apple Inc	844,200	128,175
Applied Materials Inc	48,955	6,615
Arista Networks Inc *	3,300	1,219
Arrow Electronics Inc *	4,089	496
Aspen Technology Inc *	3,800	492
Atlassian Corp PLC, Cl A *	7,100	2,606
Autodesk Inc *	11,837	3,671
Automatic Data Processing Inc	22,892	4,785
Avalara Inc *	4,700	845

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avnet Inc	5,610	$227
Bentley Systems Inc, Cl B (A)	7,400	477
Bill.com Holdings Inc *	3,500	960
Black Knight Inc *	8,500	643
Broadcom Inc	21,532	10,706
Broadridge Financial Solutions Inc	6,173	1,063
Brooks Automation Inc	4,000	340
C3.ai Inc, Cl A *(A)	1,000	52
Cadence Design Systems Inc *	14,263	2,332
CDK Global Inc	6,597	274
CDW Corp/DE	7,500	1,505
Ceridian HCM Holding Inc *	7,200	809
Ciena Corp *	8,600	491
Cirrus Logic Inc *	3,000	251
Cisco Systems Inc/Delaware	227,527	13,429
Citrix Systems Inc	6,887	708
Cloudflare Inc, Cl A *	13,500	1,630
Cognex Corp	9,500	842
Cognizant Technology Solutions Corp, Cl A	28,276	2,158
Coherent Inc *	1,400	354
CommScope Holding Co Inc *	10,800	171
Concentrix Corp *	2,200	381
Corning Inc	40,758	1,630
Coupa Software Inc *	3,900	955
Cree Inc *	6,400	544
Crowdstrike Holdings Inc, Cl A *	8,300	2,332
Datadog Inc, Cl A *	12,100	1,667
Datto Holding Corp *(A)	1,600	41
Dell Technologies Inc, Cl C *	14,642	1,427
DocuSign Inc, Cl A *	10,000	2,962
Dolby Laboratories Inc, Cl A	3,543	351
DoubleVerify Holdings Inc *	800	29
Dropbox Inc, Cl A *	16,900	536
Duck Creek Technologies Inc *	3,700	172
DXC Technology Co *	14,136	519
Dynatrace Inc *	10,200	701
Elastic NV *	3,700	590
Enphase Energy Inc *	7,100	1,233
Entegris Inc	7,300	877
EPAM Systems Inc *	2,900	1,835
Euronet Worldwide Inc *	2,800	373
Everbridge Inc *	2,100	330
F5 Networks Inc *	3,338	679
Fair Isaac Corp *	1,500	690
Fastly Inc, Cl A *(A)	5,800	253
Fidelity National Information Services Inc	33,348	4,261
FireEye Inc *	13,200	240
First Solar Inc *	5,900	555
Fiserv Inc *	32,174	3,790
Five9 Inc *	3,600	570
FleetCor Technologies Inc *	4,400	1,158
Fortinet Inc *	7,200	2,269

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Gartner Inc *	4,500	$1,389
Genpact Ltd	10,200	529
Global Payments Inc	15,752	2,562
Globant SA *	2,200	709
GoDaddy Inc, Cl A *	9,300	682
Guidewire Software Inc *	4,700	557
Hewlett Packard Enterprise Co	72,170	1,116
HP Inc	66,870	1,989
HubSpot Inc *	2,300	1,574
Intel Corp	217,858	11,777
International Business Machines Corp	47,798	6,708
Intuit Inc	13,652	7,729
IPG Photonics Corp *	2,000	341
Jabil Inc	8,074	499
Jack Henry & Associates Inc	4,100	723
Jamf Holding Corp *	2,600	91
Juniper Networks Inc	18,025	522
Keysight Technologies Inc *	9,932	1,782
KLA Corp	8,009	2,723
Lam Research Corp	7,552	4,568
Littelfuse Inc	1,300	371
Lumentum Holdings Inc *	4,000	347
Manhattan Associates Inc *	3,300	538
Marvell Technology Inc	42,038	2,572
Mastercard Inc, Cl A	47,100	16,307
McAfee Corp, Cl A	2,300	61
Medallia Inc *	6,000	203
Microchip Technology Inc	13,415	2,111
Micron Technology Inc	60,216	4,438
Microsoft Corp	405,200	122,322
MKS Instruments Inc	3,200	471
MongoDB Inc, Cl A *	2,900	1,136
Monolithic Power Systems Inc	2,400	1,188
Motorola Solutions Inc	8,914	2,177
N-Able Inc *	2,100	28
National Instruments Corp	7,604	318
nCino Inc *	2,900	180
NCR Corp *	7,089	301
NetApp Inc	11,855	1,054
New Relic Inc *	3,100	248
NortonLifeLock Inc	30,548	811
Nuance Communications Inc *	15,800	870
Nutanix Inc, Cl A *	10,700	395
NVIDIA Corp	128,624	28,792
NXP Semiconductors NV	14,500	3,119
Okta Inc, Cl A *	6,600	1,740
ON Semiconductor Corp *	22,600	1,003
Oracle Corp	93,420	8,326
Palantir Technologies Inc, Cl A *	87,100	2,294
Palo Alto Networks Inc *	4,900	2,259
Paychex Inc	16,707	1,912
Paycom Software Inc *	2,700	1,320

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paylocity Holding Corp *	2,100	$565
PayPal Holdings Inc *	63,311	18,275
Paysafe Ltd *	16,900	143
Pegasystems Inc	2,300	317
Proofpoint Inc *	3,200	563
PTC Inc *	5,900	777
Pure Storage Inc, Cl A *	15,200	393
Qorvo Inc *	6,000	1,128
QUALCOMM Inc	60,559	8,883
RingCentral Inc, Cl A *	4,300	1,085
Sabre Corp *	17,600	198
salesforce.com Inc *	49,718	13,189
ServiceNow Inc *	10,600	6,823
Shift4 Payments Inc, Cl A *	2,400	206
Skyworks Solutions Inc	8,400	1,541
Smartsheet Inc, Cl A *	6,700	533
Snowflake Inc, Cl A *	6,100	1,857
SolarWinds Corp *	2,100	36
Splunk Inc *	8,800	1,345
Square Inc, Cl A *	21,000	5,629
SS&C Technologies Holdings Inc	12,400	938
StoneCo Ltd, Cl A *	11,900	554
Switch Inc, Cl A	6,400	159
SYNNEX Corp	2,200	280
Synopsys Inc *	7,882	2,619
Teledyne Technologies Inc *	2,467	1,143
Teradata Corp *	6,089	333
Teradyne Inc	9,163	1,113
Texas Instruments Inc	49,708	9,490
Trade Desk Inc/The, Cl A *	22,100	1,769
Trimble Inc *	13,828	1,303
Twilio Inc, Cl A *	8,500	3,034
Tyler Technologies Inc *	2,200	1,069
Ubiquiti Inc	300	98
Unity Software Inc *	7,900	1,001
Universal Display Corp	2,400	501
VeriSign Inc *	4,785	1,035
Viasat Inc *	3,000	155
Visa Inc, Cl A	91,000	20,848
VMware Inc, Cl A *(A)	4,500	670
Vontier Corp	9,401	342
Western Digital Corp *	16,996	1,074
Western Union Co/The	22,728	492
WEX Inc *	2,400	441
Wix.com Ltd *	2,900	644
Workday Inc, Cl A *	9,900	2,704
Xerox Holdings Corp	7,999	180
Xilinx Inc *	13,157	2,047
Zebra Technologies Corp, Cl A *	2,825	1,659
Zendesk Inc *	6,500	803
Zoom Video Communications Inc, Cl A *	11,500	3,329

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zscaler Inc *	4,200	$1,169

		653,781

Materials — 2.3%
Air Products and Chemicals Inc	11,894	3,206
Albemarle Corp	5,873	1,390
Alcoa Corp *	10,200	453
Amcor PLC	85,500	1,099
AptarGroup Inc	3,500	472
Ardagh Group SA, Cl A	1,200	31
Ashland Global Holdings Inc	2,876	262
Avery Dennison Corp	4,010	904
Axalta Coating Systems Ltd *	11,600	354
Ball Corp	17,200	1,650
Berry Global Group Inc *	7,500	504
Celanese Corp, Cl A	5,983	949
CF Industries Holdings Inc	9,330	424
Chemours Co/The	9,100	305
Cleveland-Cliffs Inc *	24,900	584
Corteva Inc	39,476	1,736
Crown Holdings Inc	7,251	796
Diversey Holdings Ltd *	2,800	49
Dow Inc	40,076	2,521
DuPont de Nemours Inc	28,609	2,118
Eagle Materials Inc	2,100	329
Eastman Chemical Co	7,528	852
Ecolab Inc	13,455	3,032
Element Solutions Inc	12,800	291
FMC Corp	7,120	667
Freeport-McMoRan Inc, Cl B	78,524	2,857
Graphic Packaging Holding Co	15,300	314
Huntsman Corp	11,729	310
International Flavors & Fragrances Inc	13,352	2,023
International Paper Co	20,955	1,259
Louisiana-Pacific Corp	5,600	355
LyondellBasell Industries NV, Cl A	14,060	1,411
Martin Marietta Materials Inc	3,363	1,282
Mosaic Co/The	19,278	620
NewMarket Corp	300	105
Newmont Corp	43,033	2,495
Nucor Corp	15,990	1,880
Olin Corp	8,400	419
Packaging Corp of America	5,099	773
PPG Industries Inc	12,646	2,018
Reliance Steel & Aluminum Co	3,300	495
Royal Gold Inc	3,600	401
RPM International Inc	7,069	582
Scotts Miracle-Gro Co/The, Cl A	2,306	362
Sealed Air Corp	8,568	523
Sherwin-Williams Co/The	13,111	3,981
Silgan Holdings Inc	4,808	204
Sonoco Products Co	5,746	375

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Southern Copper Corp	4,768	$298
Steel Dynamics Inc	11,200	756
United States Steel Corp	14,600	390
Valvoline Inc	9,404	284
Vulcan Materials Co	7,057	1,312
W R Grace & Co *	3,100	216
Westlake Chemical Corp	2,000	175
Westrock Co	14,545	757

		54,210

Real Estate — 3.2%
Alexandria Real Estate Equities Inc ‡	7,800	1,610
American Campus Communities Inc ‡	8,000	407
American Homes 4 Rent, Cl A ‡	15,500	650
American Tower Corp, Cl A ‡	24,322	7,106
Americold Realty Trust ‡	13,300	489
Apartment Income Corp ‡	7,405	376
AvalonBay Communities Inc ‡	7,141	1,639
Boston Properties Inc ‡	8,284	936
Brixmor Property Group Inc ‡	17,300	406
Camden Property Trust ‡	5,247	787
CBRE Group Inc, Cl A *	16,917	1,629
CoreSite Realty Corp ‡	2,400	356
Cousins Properties Inc ‡	7,900	305
Crown Castle International Corp ‡	23,196	4,516
CubeSmart ‡	10,700	572
CyrusOne Inc ‡	6,900	531
Digital Realty Trust Inc ‡	14,696	2,409
Douglas Emmett Inc ‡	9,200	304
Duke Realty Corp ‡	20,809	1,093
EPR Properties ‡	4,500	228
Equinix Inc ‡	4,842	4,084
Equity LifeStyle Properties Inc ‡	9,700	825
Equity Residential ‡	19,777	1,663
Essex Property Trust Inc ‡	3,554	1,175
Extra Space Storage Inc ‡	7,000	1,308
Federal Realty Investment Trust ‡	4,396	535
First Industrial Realty Trust Inc ‡	6,800	381
Gaming and Leisure Properties Inc ‡	11,635	574
Healthcare Trust of America Inc, Cl A ‡	11,800	358
Healthpeak Properties Inc ‡	29,874	1,075
Highwoods Properties Inc ‡	5,400	247
Host Hotels & Resorts Inc *‡	38,940	645
Howard Hughes Corp/The *	2,273	206
Hudson Pacific Properties Inc ‡	9,100	240
Invitation Homes Inc ‡	30,300	1,248
Iron Mountain Inc ‡(A)	15,903	759
JBG SMITH Properties ‡	4,818	145
Jones Lang LaSalle Inc *	2,700	655
Kilroy Realty Corp ‡	6,600	433
Kimco Realty Corp ‡	31,871	694
Lamar Advertising Co, Cl A ‡	4,740	540

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Life Storage Inc ‡	3,850	$479
Medical Properties Trust Inc ‡	32,200	659
Mid-America Apartment Communities Inc ‡	6,050	1,164
National Retail Properties Inc ‡	9,300	443
Omega Healthcare Investors Inc ‡	13,300	446
Opendoor Technologies Inc *(A)	19,000	337
Park Hotels & Resorts Inc *‡	14,488	278
Prologis Inc ‡	39,644	5,338
Public Storage ‡	7,868	2,546
Rayonier Inc ‡	7,504	276
Realty Income Corp ‡	18,700	1,350
Regency Centers Corp ‡	8,958	615
Rexford Industrial Realty Inc ‡	7,100	440
SBA Communications Corp, Cl A ‡	5,800	2,082
Simon Property Group Inc ‡	17,481	2,350
SL Green Realty Corp ‡	3,961	278
Spirit Realty Capital Inc ‡	6,320	327
STORE Capital Corp ‡	13,600	491
Sun Communities Inc ‡	5,900	1,189
UDR Inc ‡	16,093	869
Ventas Inc ‡	20,792	1,163
VEREIT Inc ‡	12,680	641
VICI Properties Inc ‡	29,800	921
Vornado Realty Trust ‡	9,936	416
Welltower Inc ‡	22,383	1,959
Weyerhaeuser Co ‡	40,046	1,442
WP Carey Inc ‡	9,700	758

		73,396

Utilities — 2.4%
AES Corp/The	35,124	838
Alliant Energy Corp	13,852	842
Ameren Corp	13,590	1,192
American Electric Power Co Inc	26,850	2,405
American Water Works Co Inc	9,700	1,768
Atmos Energy Corp	7,191	701
Avangrid Inc	3,094	169
Brookfield Renewable Corp, Cl A	7,000	307
CenterPoint Energy Inc	31,015	778
CMS Energy Corp	16,042	1,029
Consolidated Edison Inc	18,416	1,389
Dominion Energy Inc	42,370	3,298
DTE Energy Co	10,664	1,283
Duke Energy Corp	41,316	4,324
Edison International	20,579	1,190
Entergy Corp	11,098	1,228
Essential Utilities Inc	12,046	598
Evergy Inc	12,149	832
Eversource Energy	18,408	1,670
Exelon Corp	52,376	2,567
FirstEnergy Corp	30,127	1,171
Hawaiian Electric Industries Inc	5,946	259

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
IDACORP Inc	2,700	$284
MDU Resources Group Inc	10,421	335
National Fuel Gas Co	4,789	248
NextEra Energy Inc	105,392	8,852
NiSource Inc	21,421	528
NRG Energy Inc	13,500	617
OGE Energy Corp	11,336	401
PG&E Corp *	83,918	770
Pinnacle West Capital Corp	6,292	484
PPL Corp	41,126	1,207
Public Service Enterprise Group Inc	27,052	1,730
Sempra Energy	16,423	2,174
Southern Co/The	56,803	3,734
UGI Corp	11,725	543
Vistra Corp	26,600	508
WEC Energy Group Inc	16,857	1,593
Xcel Energy Inc	28,881	1,986

		55,832

Total Common Stock (Cost $604,655) ($ Thousands)		2,318,010

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P. 0.010% **†(C)	8,965,545	8,963

Total Affiliated Partnership (Cost $8,966) ($ Thousands)		8,963

CASH EQUIVALENT — 0.9%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	21,955,811	21,956

Total Cash Equivalent (Cost $21,956) ($ Thousands)		21,956

Total Investments in Securities — 101.0% (Cost $635,577) ($ Thousands)		$2,348,929

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	29	Sep-2021	$6,140	$6,555	$415
S&P Mid Cap 400 Index E-MINI	5	Sep-2021	1,367	1,376	9

			$7,507	$7,931	$424

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Index Fund (Continued)

Percentages are based on Net Assets of $2,325,522 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $8,786 ($ Thousands).
(B)	Security is a Master Limited Partnership. At August 31, 2021, such securities amounted to $194 ($ Thousands), or 0.0% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $8,963 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P— Standard & Poor’s

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,318,010	–	–	2,318,010
Affiliated Partnership	–	8,963	–	8,963
Cash Equivalent	21,956	–	–	21,956

Total Investments in Securities	2,339,966	8,963	–	2,348,929

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	424	–	–	424

Total Other Financial Instruments	424	–	–	424

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Large Cap Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain	Change in Unrealized Depreciation	Value 8/31/2021	Shares	Income	Capital Gains
SEI Investment Co.	$428	$—	$(49)	$32	$(38)	$373	5,942	$2	$—
SEI Liquidity Fund, L.P.	10,182	15,533	(16,750)	—	$(2)	8,963	8,965,545	14	—
SEI Daily Income Trust, Government Fund, Cl F	2,414	175,827	(156,285)	—	—	21,956	21,955,811	—	—

Totals	$13,024	$191,360	$(173,084)	$32	$(40)	$31,292		$16	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

S&P 500 Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.1%

Communication Services — 11.4%
Activision Blizzard Inc	119,800	$9,868
Alphabet Inc, Cl A *	46,741	135,266
Alphabet Inc, Cl C *	44,263	128,772
AT&T Inc	1,109,591	30,425
Charter Communications Inc, Cl A *	21,400	17,477
Comcast Corp, Cl A	711,848	43,195
Discovery Inc, Cl A *(A)	26,100	753
Discovery Inc, Cl C *	47,245	1,304
DISH Network Corp, Cl A *	39,268	1,712
Electronic Arts Inc	44,500	6,462
Facebook Inc, Cl A *	372,078	141,159
Fox Corp	75,357	2,755
Interpublic Group of Cos Inc/The	62,300	2,319
Live Nation Entertainment Inc *	22,900	1,985
Lumen Technologies Inc	157,574	1,938
Netflix Inc *	68,879	39,205
News Corp	19,300	425
News Corp, Cl A	61,783	1,388
Omnicom Group Inc	33,800	2,475
Take-Two Interactive Software Inc *	18,200	2,934
T-Mobile USA *	90,600	12,414
Twitter Inc *	122,600	7,908
Verizon Communications Inc	643,752	35,406
ViacomCBS Inc, Cl B	93,781	3,887
Walt Disney Co/The *	282,119	51,148

		682,580

Consumer Discretionary — 11.8%
Advance Auto Parts Inc	10,400	2,110
Amazon.com Inc *	66,560	231,016
Aptiv PLC *	42,100	6,407
AutoZone Inc *	3,345	5,182
Bath & Body Works Inc	40,900	2,760
Best Buy Co Inc	34,487	4,018
Booking Holdings Inc *	6,384	14,681
BorgWarner Inc	37,700	1,609
Caesars Entertainment Inc *	32,300	3,283
CarMax Inc *	25,700	3,218
Carnival Corp, Cl A *(A)	125,700	3,034
Chipotle Mexican Grill Inc, Cl A *	4,320	8,222
Darden Restaurants Inc	20,595	3,103
Dollar General Corp	36,600	8,159
Dollar Tree Inc *	35,869	3,248
Domino’s Pizza Inc	6,100	3,153
DR Horton Inc	50,791	4,857
eBay Inc	100,683	7,726
Etsy Inc *	19,700	4,260
Expedia Group *	22,295	3,222
Ford Motor Co *	602,543	7,851
Gap Inc/The	32,400	866
Garmin Ltd	23,195	4,046

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Motors Co *	198,687	$9,738
Genuine Parts Co	22,700	2,774
Hanesbrands Inc	54,500	1,018
Hasbro Inc	19,795	1,946
Hilton Worldwide Holdings Inc *	43,200	5,394
Home Depot Inc/The	165,087	53,848
Las Vegas Sands Corp *	51,600	2,302
Leggett & Platt Inc	20,695	1,001
Lennar Corp, Cl A	42,691	4,581
LKQ Corp *	43,600	2,297
Lowe’s Cos Inc	109,687	22,364
Marriott International Inc/MD, Cl A *	41,336	5,586
McDonald’s Corp	115,887	27,519
MGM Resorts International	63,900	2,723
Mohawk Industries Inc *	9,300	1,839
Newell Brands	59,790	1,519
NIKE Inc, Cl B	198,182	32,649
Norwegian Cruise Line Holdings Ltd *(A)	58,800	1,519
NVR Inc *	540	2,797
O’Reilly Automotive Inc *	10,900	6,475
Penn National Gaming Inc *	23,500	1,906
Pool Corp	6,300	3,114
PulteGroup Inc	41,483	2,234
PVH Corp *	11,200	1,174
Ralph Lauren Corp, Cl A	7,495	870
Ross Stores Inc	55,500	6,571
Royal Caribbean Cruises Ltd *	34,500	2,854
Starbucks Corp	182,882	21,487
Tapestry Inc	44,091	1,778
Target Corp	76,691	18,941
Tesla Inc *	119,700	88,066
TJX Cos Inc/The	186,582	13,568
Tractor Supply Co	17,800	3,458
Ulta Beauty Inc *	8,600	3,331
Under Armour Inc, Cl A *	30,395	703
Under Armour Inc, Cl C *	30,032	602
VF Corp	49,791	3,808
Whirlpool Corp	9,800	2,171
Wynn Resorts Ltd *	16,800	1,708
Yum! Brands Inc	46,200	6,054

		710,318

Consumer Staples — 5.7%
Altria Group	286,283	14,380
Archer-Daniels-Midland Co	86,591	5,195
Brown-Forman Corp, Cl B	28,690	2,015
Campbell Soup Co	31,991	1,335
Church & Dwight Co Inc	38,600	3,229
Clorox Co/The	19,600	3,294
Coca-Cola Co/The	603,257	33,969
Colgate-Palmolive Co	130,491	10,172
Conagra Brands Inc	75,387	2,497

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Constellation Brands Inc, Cl A	26,200	$5,532
Costco Wholesale Corp	68,700	31,292
Estee Lauder Cos Inc/The, Cl A	35,800	12,190
General Mills Inc	94,496	5,463
Hershey Co/The	22,700	4,034
Hormel Foods Corp	44,092	2,008
J M Smucker Co/The	17,195	2,127
Kellogg Co (A)	38,900	2,456
Kimberly-Clark Corp	52,496	7,235
Kraft Heinz Co/The	100,391	3,613
Kroger Co/The	117,282	5,398
Lamb Weston Holdings Inc	23,000	1,498
McCormick & Co Inc/MD	39,190	3,382
Molson Coors Beverage Co, Cl B	29,495	1,402
Mondelez International Inc, Cl A	217,278	13,486
Monster Beverage Corp *	57,331	5,594
PepsiCo Inc	214,778	33,589
Philip Morris International Inc	241,878	24,913
Procter & Gamble Co/The	380,167	54,132
Sysco Corp	79,600	6,340
Tyson Foods Inc, Cl A	45,587	3,579
Walgreens Boots Alliance Inc	111,187	5,643
Walmart Inc	213,383	31,602

		342,594

Energy — 2.4%
APA Corp	59,100	1,151
Baker Hughes Co, Cl A	114,300	2,604
Cabot Oil & Gas Corp, Cl A	62,687	996
Chevron Corp	300,301	29,060
ConocoPhillips	208,341	11,569
Devon Energy Corp	93,600	2,766
Diamondback Energy Inc	28,400	2,191
EOG Resources Inc	90,791	6,130
Exxon Mobil Corp	658,300	35,891
Halliburton Co	140,091	2,799
Hess Corp	43,200	2,970
Kinder Morgan Inc	301,683	4,908
Marathon Oil Corp	124,500	1,463
Marathon Petroleum Corp	98,711	5,851
NOV Inc *	60,700	799
Occidental Petroleum Corp	130,024	3,340
ONEOK	68,991	3,623
Phillips 66	67,796	4,820
Pioneer Natural Resources Co	35,896	5,373
Schlumberger NV	216,766	6,078
Valero Energy Corp	63,300	4,197
Williams Cos Inc/The	188,196	4,647

		143,226

Financials — 11.0%
Aflac Inc	97,982	5,554
Allstate Corp/The	46,600	6,304

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
American Express Co	100,987	$16,760
American International Group Inc	133,478	7,283
Ameriprise Financial Inc	18,000	4,912
Aon PLC, Cl A	35,200	10,097
Arthur J Gallagher & Co	31,700	4,553
Assurant Inc	9,595	1,632
Bank of America Corp	1,170,783	48,880
Bank of New York Mellon Corp/The	125,487	6,929
Berkshire Hathaway Inc, Cl B *	294,328	84,110
BlackRock Inc, Cl A	21,996	20,749
Capital One Financial Corp	69,796	11,584
Cboe Global Markets Inc	16,700	2,107
Charles Schwab Corp/The	232,791	16,959
Chubb Ltd	69,547	12,791
Cincinnati Financial Corp	23,496	2,899
Citigroup Inc	320,857	23,073
Citizens Financial Group Inc	67,100	2,938
CME Group Inc, Cl A	55,395	11,174
Comerica Inc	21,891	1,618
Discover Financial Services	47,300	6,065
Everest Re Group Ltd	6,300	1,669
Fifth Third Bancorp	109,000	4,236
First Republic Bank/CA	27,300	5,431
Franklin Resources Inc	42,895	1,391
Globe Life Inc	14,946	1,436
Goldman Sachs Group Inc/The	52,791	21,829
Hartford Financial Services Group Inc/The	55,300	3,717
Huntington Bancshares Inc/OH	228,361	3,546
Intercontinental Exchange Inc	86,800	10,375
Invesco Ltd	59,700	1,512
JPMorgan Chase & Co	470,057	75,186
KeyCorp	152,900	3,107
Lincoln National Corp	27,600	1,895
Loews Corp	35,087	1,960
M&T Bank Corp	20,223	2,831
MarketAxess Holdings Inc	6,000	2,856
Marsh & McLennan Cos Inc	78,591	12,355
MetLife Inc	115,787	7,179
Moody’s Corp	25,100	9,557
Morgan Stanley	231,053	24,129
MSCI Inc, Cl A	12,700	8,059
Nasdaq Inc	17,800	3,485
Northern Trust Corp	32,196	3,816
People’s United Financial Inc	66,800	1,098
PNC Financial Services Group Inc/The	65,691	12,553
Principal Financial Group Inc	39,691	2,652
Progressive Corp/The	90,083	8,679
Prudential Financial Inc	61,300	6,490
Raymond James Financial Inc	19,200	2,686
Regions Financial Corp	151,400	3,093
S&P Global Inc	37,300	16,554
State Street Corp	53,900	5,008

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SVB Financial Group *	8,900	$4,980
Synchrony Financial	83,721	4,165
T Rowe Price Group Inc	35,300	7,903
Travelers Cos Inc/The	38,996	6,228
Truist Financial Corp	207,792	11,857
Unum Group	31,891	849
US Bancorp	209,383	12,017
W R Berkley Corp	22,000	1,657
Wells Fargo & Co	642,448	29,360
Willis Towers Watson PLC	19,945	4,402
Zions Bancorp NA	26,000	1,505

		664,264

Health Care — 13.3%
Abbott Laboratories	276,248	34,909
AbbVie Inc	274,613	33,168
ABIOMED Inc *	7,000	2,548
Agilent Technologies Inc	46,691	8,193
Align Technology Inc *	11,200	7,941
AmerisourceBergen Corp, Cl A	23,196	2,835
Amgen Inc	89,191	20,115
Anthem Inc	37,996	14,253
Baxter International Inc	77,929	5,940
Becton Dickinson and Co	44,939	11,311
Biogen Inc *	23,400	7,930
Bio-Rad Laboratories Inc, Cl A *	3,400	2,736
Bio-Techne Corp	6,100	3,045
Boston Scientific Corp *	221,200	9,987
Bristol-Myers Squibb Co	346,770	23,185
Cardinal Health Inc	44,796	2,351
Catalent Inc *	26,800	3,496
Centene Corp *	90,264	5,685
Cerner Corp	46,600	3,558
Charles River Laboratories International Inc *	7,900	3,507
Cigna Corp	53,007	11,219
Cooper Cos Inc/The	7,600	3,425
CVS Health Corp	203,957	17,620
Danaher Corp	98,700	31,995
DaVita Inc *	11,095	1,451
DENTSPLY SIRONA Inc	34,291	2,116
Dexcom Inc *	15,000	7,941
Edwards Lifesciences Corp *	96,000	11,249
Eli Lilly & Co	123,745	31,962
Gilead Sciences Inc	193,978	14,118
HCA Healthcare Inc	40,895	10,346
Henry Schein Inc *	22,400	1,693
Hologic Inc *	39,600	3,134
Humana Inc	20,096	8,147
IDEXX Laboratories Inc *	13,300	8,961
Illumina Inc *	22,500	10,286
Incyte Corp *	29,400	2,249

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intuitive Surgical Inc *	18,400	$19,386
IQVIA Holdings Inc *	29,800	7,740
Johnson & Johnson	408,870	70,788
Laboratory Corp of America Holdings *	15,100	4,581
McKesson Corp	24,460	4,993
Medtronic PLC	209,061	27,906
Merck & Co Inc	393,470	30,018
Mettler-Toledo International Inc *	3,600	5,590
Moderna Inc *	47,400	17,855
Organon & Co	39,747	1,347
PerkinElmer Inc	17,300	3,197
Perrigo Co PLC	20,696	848
Pfizer Inc	869,035	40,036
Quest Diagnostics Inc	20,600	3,148
Regeneron Pharmaceuticals Inc *	16,300	10,976
ResMed Inc	22,600	6,566
STERIS PLC	15,100	3,247
Stryker Corp	50,696	14,048
Teleflex Inc	7,200	2,847
Thermo Fisher Scientific Inc	61,091	33,902
UnitedHealth Group Inc	146,487	60,978
Universal Health Services Inc, Cl B	12,300	1,916
Vertex Pharmaceuticals Inc *	40,300	8,072
Viatris Inc, Cl W *	190,305	2,784
Waters Corp *	9,600	3,975
West Pharmaceutical Services Inc	11,400	5,149
Zimmer Biomet Holdings Inc	32,395	4,874
Zoetis Inc, Cl A	73,500	15,035

		796,407

Industrials — 8.1%
3M Co	89,791	17,486
A O Smith Corp	21,200	1,542
Alaska Air Group Inc *	19,700	1,130
Allegion plc	14,096	2,030
American Airlines Group Inc *	100,391	2,002
AMETEK Inc	35,800	4,868
Boeing Co/The *	85,591	18,787
Carrier Global Corp	127,085	7,320
Caterpillar Inc	84,991	17,922
CH Robinson Worldwide Inc	20,495	1,846
Cintas Corp	13,695	5,420
Copart Inc *	32,200	4,647
CSX Corp	350,934	11,416
Cummins Inc	22,696	5,356
Deere & Co	48,396	18,295
Delta Air Lines Inc *	99,087	4,007
Dover Corp	22,300	3,888
Eaton Corp PLC	61,495	10,353
Emerson Electric Co	92,391	9,747
Equifax Inc	18,895	5,144
Expeditors International of Washington Inc	26,591	3,314

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fastenal Co	88,982	$4,970
FedEx Corp	37,900	10,070
Fortive Corp	52,425	3,873
Fortune Brands Home & Security Inc	21,700	2,113
Generac Holdings Inc *	9,700	4,239
General Dynamics Corp	35,596	7,130
General Electric Co	170,086	17,929
Honeywell International Inc	107,887	25,020
Howmet Aerospace Inc	61,166	1,942
Huntington Ingalls Industries Inc	6,400	1,307
IDEX Corp	11,900	2,666
IHS Markit Ltd	58,300	7,031
Illinois Tool Works Inc	44,295	10,315
Ingersoll Rand Inc *	58,827	3,119
Jacobs Engineering Group Inc	20,496	2,766
JB Hunt Transport Services Inc	13,100	2,324
Johnson Controls International plc	110,246	8,246
Kansas City Southern	14,100	3,957
L3Harris Technologies Inc	31,860	7,424
Leidos Holdings Inc	20,800	2,041
Lockheed Martin Corp	37,956	13,657
Masco Corp	39,200	2,380
Nielsen Holdings PLC	56,900	1,221
Norfolk Southern Corp	38,596	9,786
Northrop Grumman Corp	22,996	8,456
Old Dominion Freight Line Inc	14,700	4,244
Otis Worldwide Corp	62,492	5,763
PACCAR Inc	54,500	4,462
Parker-Hannifin Corp	19,700	5,844
Pentair PLC	26,300	2,029
Quanta Services Inc	22,100	2,256
Raytheon Technologies Corp	235,108	19,928
Republic Services Inc, Cl A	32,600	4,047
Robert Half International Inc	17,795	1,840
Rockwell Automation Inc	17,996	5,857
Rollins Inc	34,800	1,354
Roper Technologies Inc	16,200	7,829
Snap-on Inc	8,600	1,934
Southwest Airlines Co *	91,587	4,559
Stanley Black & Decker Inc	24,995	4,831
Textron Inc	35,491	2,579
Trane Technologies PLC	37,196	7,383
TransDigm Group Inc *	8,600	5,224
Union Pacific Corp	103,087	22,353
United Airlines Holdings Inc *	50,000	2,325
United Parcel Service Inc, Cl B	112,287	21,967
United Rentals Inc *	11,200	3,950
Verisk Analytics Inc, Cl A	25,100	5,064
Waste Management Inc	60,500	9,384
Westinghouse Air Brake Technologies Corp	27,853	2,501
WW Grainger Inc	6,900	2,992

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	27,900	$3,803

		486,804

Information Technology — 27.8%
Accenture PLC, Cl A	98,796	33,251
Adobe Inc *	74,195	49,243
Advanced Micro Devices Inc *	188,600	20,882
Akamai Technologies Inc *	25,696	2,910
Amphenol Corp, Cl A	92,982	7,125
Analog Devices Inc	83,255	13,566
ANSYS Inc *	13,500	4,932
Apple Inc	2,444,484	371,146
Applied Materials Inc	142,400	19,243
Arista Networks Inc *	8,500	3,141
Autodesk Inc *	34,300	10,636
Automatic Data Processing Inc	65,791	13,753
Broadcom	63,459	31,552
Broadridge Financial Solutions Inc	18,300	3,152
Cadence Design Systems Inc *	43,300	7,079
CDW Corp/DE	21,700	4,353
Cisco Systems Inc/Delaware	654,243	38,613
Citrix Systems Inc	19,200	1,975
Cognizant Technology Solutions Corp, Cl A	81,995	6,257
Corning Inc	119,970	4,798
DXC Technology Co *	40,252	1,478
Enphase Energy Inc *	21,000	3,648
F5 Networks Inc *	9,400	1,914
Fidelity National Information Services Inc	95,800	12,240
Fiserv Inc *	91,900	10,825
FleetCor Technologies Inc *	13,100	3,449
Fortinet Inc *	20,800	6,555
Gartner Inc *	13,300	4,106
Global Payments Inc	45,372	7,379
Hewlett Packard Enterprise Co	205,674	3,180
HP Inc	186,174	5,537
Intel Corp	627,752	33,936
International Business Machines Corp	138,651	19,458
Intuit Inc	42,400	24,003
IPG Photonics Corp *	5,600	956
Jack Henry & Associates Inc	11,800	2,081
Juniper Networks Inc	52,000	1,507
Keysight Technologies Inc *	28,500	5,112
KLA Corp	23,900	8,125
Lam Research Corp	22,095	13,364
Mastercard Inc, Cl A	135,847	47,034
Microchip Technology Inc	42,596	6,703
Micron Technology Inc	173,300	12,772
Microsoft Corp	1,169,604	353,080
Monolithic Power Systems Inc	6,700	3,316
Motorola Solutions Inc	26,288	6,420
NetApp Inc	35,091	3,121
NortonLifeLock Inc	91,100	2,420

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NVIDIA Corp	386,932	$86,615
NXP Semiconductors NV	43,000	9,251
Oracle Corp	282,065	25,140
Paychex Inc	49,687	5,688
Paycom Software Inc *	7,700	3,765
PayPal Holdings Inc *	182,383	52,647
PTC Inc *	16,500	2,172
Qorvo Inc *	17,700	3,328
QUALCOMM Inc	175,078	25,682
salesforce.com Inc *	149,891	39,762
Seagate Technology Holdings PLC	31,300	2,742
ServiceNow Inc *	30,600	19,695
Skyworks Solutions Inc	25,596	4,696
Synopsys Inc *	23,700	7,874
TE Connectivity Ltd	51,391	7,720
Teledyne Technologies Inc *	7,151	3,314
Teradyne Inc	26,200	3,182
Texas Instruments Inc	143,483	27,392
Trimble Inc *	38,900	3,665
Tyler Technologies Inc *	6,400	3,108
VeriSign Inc *	15,300	3,309
Visa Inc, Cl A	262,670	60,178
Western Digital Corp *	48,231	3,048
Western Union Co/The	64,578	1,397
Xilinx Inc *	38,100	5,928
Zebra Technologies Corp, Cl A *	8,300	4,874

		1,667,498

Materials — 2.5%
Air Products and Chemicals Inc	34,100	9,190
Albemarle Corp	18,100	4,285
Amcor PLC	242,762	3,120
Avery Dennison Corp	13,100	2,953
Ball Corp	50,892	4,884
Celanese Corp, Cl A	17,700	2,807
CF Industries Holdings Inc	33,900	1,540
Corteva Inc	114,231	5,023
Dow Inc	116,265	7,313
DuPont de Nemours Inc	82,482	6,105
Eastman Chemical Co	21,396	2,421
Ecolab Inc	38,315	8,635
FMC Corp	20,200	1,891
Freeport-McMoRan Inc, Cl B	225,200	8,195
International Flavors & Fragrances Inc	38,754	5,871
International Paper Co	60,596	3,641
Linde PLC	80,760	25,406
LyondellBasell Industries NV, Cl A	39,856	4,000
Martin Marietta Materials Inc	9,800	3,736
Mosaic Co/The	54,591	1,757
Newmont Corp	124,683	7,230
Nucor Corp	46,387	5,453
Packaging Corp of America	14,900	2,260

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPG Industries Inc	36,700	$5,855
Sealed Air Corp	23,800	1,453
Sherwin-Williams Co/The	37,000	11,236
Vulcan Materials Co	20,500	3,812
Westrock Co	42,182	2,195

		152,267

Real Estate — 2.6%
Alexandria Real Estate Equities Inc ‡	21,200	4,375
American Tower Corp, Cl A ‡	70,600	20,627
AvalonBay Communities Inc ‡	21,600	4,959
Boston Properties Inc ‡	22,400	2,531
CBRE Group Inc, Cl A *	51,991	5,007
Crown Castle International Corp ‡	66,796	13,005
Digital Realty Trust Inc ‡	43,700	7,163
Duke Realty Corp ‡	59,100	3,103
Equinix Inc ‡	13,957	11,772
Equity Residential ‡	53,996	4,539
Essex Property Trust Inc ‡	10,200	3,374
Extra Space Storage Inc ‡	20,700	3,869
Federal Realty Investment Trust ‡	11,200	1,364
Healthpeak Properties Inc ‡	84,900	3,056
Host Hotels & Resorts Inc *‡	111,674	1,849
Iron Mountain Inc ‡(A)	45,201	2,158
Kimco Realty Corp ‡	68,887	1,501
Mid-America Apartment Communities Inc ‡	18,000	3,463
Prologis Inc ‡	114,799	15,459
Public Storage ‡	23,595	7,636
Realty Income Corp ‡	57,800	4,174
Regency Centers Corp ‡	24,800	1,702
SBA Communications Corp, Cl A ‡	16,900	6,067
Simon Property Group Inc ‡	51,096	6,870
UDR Inc ‡	46,600	2,517
Ventas Inc ‡	59,100	3,306
Vornado Realty Trust ‡	24,696	1,034
Welltower Inc ‡	64,700	5,663
Weyerhaeuser Co ‡	116,045	4,178

		156,321

Utilities — 2.5%
AES Corp/The	104,700	2,499
Alliant Energy Corp	39,300	2,389
Ameren Corp	39,591	3,473
American Electric Power Co Inc	77,700	6,960
American Water Works Co Inc	28,200	5,139
Atmos Energy Corp	20,700	2,018
CenterPoint Energy Inc	91,183	2,288
CMS Energy Corp	45,591	2,924
Consolidated Edison Inc	53,800	4,059
Dominion Energy Inc	125,585	9,776
DTE Energy Co	30,000	3,610
Duke Energy Corp	118,891	12,443
Edison International	58,696	3,395

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

S&P 500 Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entergy Corp	31,600	$3,495
Evergy Inc	36,000	2,464
Eversource Energy	53,200	4,827
Exelon Corp	151,991	7,451
FirstEnergy Corp	85,687	3,331
NextEra Energy Inc	304,600	25,583
NiSource Inc	61,887	1,525
NRG Energy Inc	38,387	1,753
Pinnacle West Capital Corp	17,800	1,369
PPL Corp	119,100	3,496
Public Service Enterprise Group Inc	78,300	5,006
Sempra Energy	48,795	6,458
Southern Co/The	163,400	10,740
WEC Energy Group Inc	48,831	4,614
Xcel Energy Inc	83,383	5,733

		148,818

Total Common Stock (Cost $2,479,169) ($ Thousands)		5,951,097

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.1%
SEI Liquidity Fund, L.P. 0.010% **†(B)	7,848,782	$7,842

Total Affiliated Partnership (Cost $7,847) ($ Thousands)		7,842

CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	39,053,443	39,053

Total Cash Equivalent (Cost $39,053) ($ Thousands)		39,053

Total Investments in Securities — 99.9% (Cost $2,526,069) ($ Thousands)		$5,997,992

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	243	Sep-2021	$51,491	$54,924	$3,433

Percentages are based on Net Assets of $6,003,994 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $7,609 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $7,842 ($ Thousands).

Cl — Class

L.P. — Limited Partnership

PLC — Public Limited Company

S&P— Standard & Poor’s

USD — U.S. Dollar

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	5,951,097	–	–	5,951,097
Affiliated Partnership	–	7,842	–	7,842
Cash Equivalent	39,053	–	–	39,053

Total Investments in Securities	5,990,150	7,842	–	5,997,992

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3,433	–	–	3,433

Total Other Financial Instruments	3,433	–	–	3,433

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

S&P 500 Index Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$14,433	$20,235	$(26,827)	$1	$—	$7,842	7,848,782	$2	$—
SEI Daily Income Trust, Government Fund, Cl F	64,021	94,331	(119,299)	—	—	39,053	39,053,443	1	—

Totals	$78,454	$114,566	$(146,126)	$1	$—	$46,895		$3	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 99.5%

Communication Services — 4.9%
Advantage Solutions *	18,900	$165
Altice USA Inc, Cl A *	47,675	1,308
AMC Entertainment Holdings Inc, Cl A *(A)	88,494	4,171
AMC Networks Inc, Cl A *	6,160	293
Anterix Inc *	1,900	112
ATN International Inc	2,267	103
Bandwidth Inc, Cl A *	5,000	515
Boston Omaha Corp, Cl A *	4,300	154
Cable One Inc	1,200	2,520
Cardlytics Inc *	7,100	645
Cargurus Inc, Cl A *	21,300	647
Cars.com Inc *	15,200	193
Chicken Soup For The Soul Entertainment, Cl A *	2,500	61
Cincinnati Bell Inc *	9,504	147
Cinemark Holdings Inc *(A)	23,140	413
Clear Channel Outdoor Holdings Inc, Cl A *	88,200	232
Cogent Communications Holdings Inc	9,104	661
comScore Inc *	20,100	78
Consolidated Communications Holdings Inc *	13,612	126
CuriosityStream *(A)	5,600	70
Daily Journal Corp *	300	102
Digital Media Solutions, Cl A *	600	5
Emerald Holding Inc *	5,700	28
Entercom Communications Corp, Cl A *	28,756	102
Entravision Communications Corp, Cl A	14,200	99
Eros International PLC *	59,700	48
Eventbrite Inc, Cl A *	13,800	244
EverQuote Inc, Cl A *	2,900	57
EW Scripps Co/The, Cl A	13,896	258
Fluent Inc *	18,300	50
fuboTV *(A)	28,600	834
Gannett Co Inc *	32,687	208
Globalstar Inc *(A)	146,200	291
Gogo Inc *(A)	13,900	187
Gray Television Inc	18,500	421
Hemisphere Media Group Inc, Cl A *	3,500	43
IAC/InterActiveCorp *	16,976	2,242
IDT Corp, Cl B *	4,100	178
iHeartMedia Inc, Cl A *	24,700	615
IMAX Corp *	11,800	185
Iridium Communications Inc *	25,546	1,137
John Wiley & Sons Inc, Cl A	9,772	568
Liberty Broadband Corp, Cl A *	5,283	981
Liberty Broadband Corp, Cl C *	33,314	6,374
Liberty Latin America Ltd, Cl A *	8,300	118
Liberty Latin America Ltd, Cl C *	34,462	496
Liberty Media Corp-Liberty Braves, Cl A *	1,803	47
Liberty Media Corp-Liberty Braves, Cl C *	9,765	252

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Liberty Media Corp-Liberty Formula One, Cl A *	5,408	$247
Liberty Media Corp-Liberty Formula One, Cl C *	44,142	2,231
Liberty Media Corp-Liberty SiriusXM, Cl A *	16,735	828
Liberty Media Corp-Liberty SiriusXM, Cl C *	36,422	1,797
Liberty TripAdvisor Holdings Inc, Cl A *	13,392	50
Lions Gate Entertainment Corp, Cl A *	14,516	188
Lions Gate Entertainment Corp, Cl B *	25,675	302
LiveXLive Media Inc *	5,200	18
Loral Space & Communications Inc *	2,700	113
Madison Square Garden Entertainment Corp *	5,211	418
Madison Square Garden Sports Corp, Cl A *	4,079	737
Magnite Inc *	21,838	634
Marcus Corp/The *	4,061	63
Match Group Inc *	59,059	8,117
MediaAlpha Inc, Cl A *	4,200	93
Meredith Corp *	9,244	398
National CineMedia Inc	15,007	38
New York Times Co/The, Cl A	37,082	1,883
Nexstar Media Group Inc, Cl A	8,644	1,294
Ooma Inc *	6,900	131
ORBCOMM Inc *	18,024	207
Pinterest Inc, Cl A *	119,611	6,647
Playtika Holding Corp *	16,600	438
QuinStreet Inc *	9,586	172
Radius Global Infrastructure, Cl A *	11,500	206
Roku Inc, Cl A *	25,148	8,862
Scholastic Corp	7,267	242
Shenandoah Telecommunications Co	10,404	310
Sinclair Broadcast Group Inc, Cl A	9,411	282
Sirius XM Holdings Inc (A)	188,581	1,182
Skillz, Cl A *(A)	63,800	751
Spotify Technology SA *	29,903	7,007
Stagwell *	13,400	94
TechTarget Inc *	5,100	431
TEGNA Inc	47,200	837
Telephone and Data Systems Inc	21,655	440
Thryv Holdings *	1,400	43
TripAdvisor Inc *	21,200	742
TrueCar Inc *	22,900	96
United States Cellular Corp *	2,952	94
Vimeo Inc *	26,946	1,027
WideOpenWest Inc *	9,900	210
World Wrestling Entertainment Inc, Cl A	9,634	502
Yelp Inc, Cl A *	15,498	597
Zillow Group Inc, Cl A *	13,291	1,271
Zillow Group Inc, Cl C *	36,097	3,457

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zynga Inc, Cl A *	214,174	$1,895

		86,406

Consumer Discretionary — 11.3%
1-800-Flowers.com Inc, Cl A *(A)	5,400	172
2U Inc *	15,900	589
Aaron’s Co Inc/The	6,958	185
Abercrombie & Fitch Co, Cl A *	13,100	468
Academy Sports & Outdoors Inc *	13,800	611
Accel Entertainment Inc, Cl A *	10,000	115
Acushnet Holdings Corp	7,400	370
Adient PLC *	20,200	795
Adtalem Global Education Inc *	10,581	392
American Axle & Manufacturing Holdings Inc *	23,298	207
American Eagle Outfitters Inc	32,422	990
American Outdoor Brands Inc *	3,095	86
American Public Education Inc *	2,727	72
America’s Car-Mart Inc/TX *	1,250	162
AMMO *(A)	17,700	130
Aramark	51,300	1,785
Arcimoto *(A)	5,900	73
Arko *	4,400	46
Asbury Automotive Group Inc *	4,098	763
Aterian *(A)	4,200	25
AutoNation Inc *	10,600	1,156
Bally’s Corp *	6,028	303
Barnes & Noble Education Inc *	8,200	67
Bassett Furniture Industries Inc	2,000	43
Beazer Homes USA Inc *	7,161	134
Bed Bath & Beyond Inc *	23,500	647
Big 5 Sporting Goods Corp (A)	5,600	156
Big Lots Inc	7,446	362
Biglari Holdings Inc, Cl B *	182	32
BJ’s Restaurants Inc *	4,642	199
Bloomin’ Brands Inc *	18,950	508
Bluegreen Vacations Holding, Cl A *	3,387	78
Boot Barn Holdings Inc *	6,200	554
Boyd Gaming Corp *	17,645	1,083
Bright Horizons Family Solutions Inc *	13,535	1,973
Brinker International Inc *	10,382	553
Brunswick Corp/DE	17,483	1,694
Buckle Inc/The	6,051	234
Burlington Stores Inc *	14,600	4,373
Caleres Inc	8,576	211
Callaway Golf Co *	24,706	693
Camping World Holdings Inc, Cl A	9,200	367
Canoo *(A)	20,100	145
Capri Holdings Ltd *	31,700	1,791
CarLotz *	9,300	38
CarParts.com Inc *	10,300	178
Carriage Services Inc, Cl A	3,006	139

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Carrols Restaurant Group Inc *	7,900	$33
Carter’s Inc	9,270	949
Carvana Co, Cl A *	16,900	5,544
Casper Sleep *	2,200	11
Cato Corp/The, Cl A	6,296	109
Cavco Industries Inc *	1,931	493
Century Casinos Inc *	4,000	53
Century Communities Inc	6,400	449
Cheesecake Factory Inc/The *	9,523	444
Chegg Inc *	31,110	2,589
Chico’s FAS Inc *	20,351	105
Children’s Place Inc/The *	3,433	298
Choice Hotels International Inc	7,477	892
Churchill Downs Inc	8,031	1,691
Chuy’s Holdings Inc *	4,769	154
Citi Trends Inc *	1,797	155
Clarus Corp	5,121	139
Columbia Sportswear Co	8,744	892
Conn’s Inc *	3,909	96
Container Store Group Inc/The *	7,800	90
Cooper-Standard Holdings Inc *	3,300	77
Core-Mark Holding Co Inc	9,836	452
Coursera *	3,300	127
Cracker Barrel Old Country Store Inc	5,444	782
Crocs Inc *	14,403	2,057
Dana Inc	31,198	726
Dave & Buster’s Entertainment Inc *	9,900	370
Deckers Outdoor Corp *	6,004	2,512
Del Taco Restaurants Inc	4,500	40
Denny’s Corp *	14,463	239
Designer Brands Inc, Cl A *	12,192	177
Diamond Resorts International Escrow	6,600	—
Dick’s Sporting Goods Inc (A)	13,535	1,906
Dillard’s Inc, Cl A (A)	1,362	259
Dine Brands Global Inc *	3,272	271
DoorDash, Cl A *	18,000	3,445
Dorman Products Inc *	5,740	539
DraftKings Inc, Cl A *	66,400	3,937
Drive Shack Inc *	17,700	48
Duluth Holdings Inc, Cl B *	2,900	45
Eastman Kodak Co *(A)	9,600	70
El Pollo Loco Holdings Inc *	3,900	71
Escalade Inc	2,500	58
Esports Technologies *	500	16
Ethan Allen Interiors Inc	5,276	127
Everi Holdings Inc *	17,200	391
Fiesta Restaurant Group Inc *	2,905	35
Fisker *(A)	35,000	488
Five Below Inc *	12,205	2,597
Flexsteel Industries Inc	1,400	49
Floor & Decor Holdings Inc, Cl A *	22,500	2,774
Foot Locker Inc	18,800	1,066

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fossil Group Inc *	8,500	$114
Fox Factory Holding Corp *	9,000	1,383
Franchise Group	4,600	160
frontdoor Inc *	18,450	805
Full House Resorts *	7,000	60
Funko Inc, Cl A *	4,400	88
GameStop Corp, Cl A *(A)	13,200	2,881
GAN *	7,900	135
Genesco Inc *	2,969	184
Genius Brands International *(A)	76,600	128
Gentex Corp	54,090	1,666
Gentherm Inc *	7,748	665
G-III Apparel Group Ltd *	10,906	337
Golden Entertainment Inc *	4,131	197
Golden Nugget Online Gaming *(A)	6,800	147
Goodyear Tire & Rubber Co/The *	58,968	934
GoPro Inc, Cl A *	26,900	268
Graham Holdings Co, Cl B	900	555
Grand Canyon Education Inc *	9,815	875
Green Brick Partners Inc *	6,200	155
Greenlane Holdings Inc, Cl A *	2,400	6
Group 1 Automotive Inc	3,935	651
Groupon, Cl A *	5,457	135
GrowGeneration Corp *(A)	12,100	387
Guess? Inc	6,317	153
H&R Block Inc	38,000	975
Hall of Fame Resort & Entertainment *	11,800	40
Hamilton Beach Brands Holding Co, Cl A	2,010	34
Harley-Davidson Inc	32,900	1,301
Haverty Furniture Cos Inc	4,363	155
Hayward Holdings *	9,500	199
Helen of Troy Ltd *	5,248	1,255
Hibbett Sports Inc	3,412	326
Hilton Grand Vacations Inc *	18,270	798
Hooker Furniture Corp	2,700	84
Houghton Mifflin Harcourt Co *	25,703	346
Hovnanian Enterprises Inc, Cl A *	1,400	152
Hyatt Hotels Corp, Cl A *	8,327	613
Installed Building Products Inc	5,100	633
International Game Technology PLC *	21,600	464
iRobot Corp *(A)	6,202	503
Jack in the Box Inc	5,421	574
JOANN	2,500	34
Johnson Outdoors Inc, Cl A	1,400	161
KB Home	19,185	826
Kirkland’s Inc *	3,000	57
Kohl’s Corp	35,100	2,015
Kontoor Brands Inc	11,600	626
Kura Sushi USA Inc, Cl A *	800	41
Lands’ End Inc *	2,862	97
Landsea Homes *	1,300	11
Latham Group *	6,000	132

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Laureate Education Inc, Cl A *	22,700	$362
La-Z-Boy Inc, Cl Z	9,526	334
Lazydays Holdings *	1,600	39
LCI Industries	5,249	744
Lear Corp	13,371	2,139
Legacy Housing Corp *	1,400	27
Leslie’s Inc *	24,256	585
LGI Homes Inc *	4,700	754
Lifetime Brands Inc	3,300	61
Lindblad Expeditions Holdings Inc *	4,100	60
Liquidity Services Inc *	4,722	115
Lithia Motors Inc, Cl A	6,233	2,065
Lordstown Motors, Cl A *(A)	26,500	174
Lovesac Co/The *	2,200	124
Lululemon Athletica Inc *	24,982	9,997
Lumber Liquidators Holdings Inc *	6,926	144
M/I Homes Inc *	6,094	392
Macy’s Inc	67,000	1,500
Malibu Boats Inc, Cl A *	4,600	329
Marine Products Corp	1,800	26
MarineMax Inc *	5,161	251
Marriott Vacations Worldwide Corp *	8,972	1,342
MasterCraft Boat Holdings Inc *	5,000	125
Mattel Inc *	77,800	1,661
MDC Holdings Inc	12,968	678
Meritage Homes Corp *	8,011	894
Modine Manufacturing Co *	9,874	123
Monarch Casino & Resort Inc *	3,500	222
Monro Inc	7,828	446
Motorcar Parts of America Inc *	3,700	73
Movado Group Inc	2,720	98
Murphy USA Inc	5,200	807
Nathan’s Famous Inc	900	59
National Vision Holdings Inc *	17,400	1,044
Nautilus Inc *	7,000	80
NEOGAMES *	1,200	49
Noodles & Co, Cl A *	11,000	139
Nordstrom Inc *	24,600	704
Office Depot Inc *	10,512	496
Ollie’s Bargain Outlet Holdings Inc *	14,700	1,064
ONE Group Hospitality *	4,200	47
OneSpaWorld Holdings Ltd *	12,400	130
OneWater Marine Inc, Cl A *	1,600	65
Overstock.com Inc *(A)	9,200	664
Oxford Industries Inc	3,454	312
Papa John’s International Inc	7,442	949
Party City Holdco Inc *	26,600	181
Patrick Industries Inc	5,225	426
Peloton Interactive Inc, Cl A *	57,835	5,794
Penske Automotive Group Inc	7,288	655
Perdoceo Education Corp *	16,254	178
Petco Health & Wellness Co Inc, Cl A *(A)	18,800	405

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PetMed Express Inc (A)	3,796	$105
Planet Fitness Inc, Cl A *	17,900	1,455
PlayAGS Inc *	8,100	66
PLBY Group *	2,300	57
Polaris Inc	12,807	1,534
Porch Group *	3,400	68
Purple Innovation Inc, Cl A *	10,765	263
QuantumScape, Cl A *(A)	25,700	565
Quotient Technology Inc *	21,000	152
Qurate Retail Inc *	79,822	880
RCI Hospitality Holdings Inc	900	58
RealReal Inc/The *	17,400	216
Red Robin Gourmet Burgers Inc *	2,967	73
Red Rock Resorts Inc, Cl A *	13,200	618
Regis Corp *	6,527	35
Rent-A-Center Inc/TX, Cl A	14,440	911
Revolve Group Inc, Cl A *	8,000	460
RH *	3,811	2,670
Rocky Brands Inc	2,500	124
Rush Street Interactive *	13,600	202
Ruth’s Hospitality Group Inc *	7,898	162
Sally Beauty Holdings Inc *	25,291	470
Scientific Games Corp, Cl A *	20,562	1,488
SeaWorld Entertainment Inc *	11,000	541
Service Corp International/US	36,489	2,290
Shake Shack Inc, Cl A *	8,200	711
Shift Technologies Inc *(A)	16,800	125
Shoe Carnival Inc	4,152	159
Shutterstock Inc	4,997	576
Signet Jewelers Ltd	10,800	855
Six Flags Entertainment Corp *	17,158	725
Skechers USA Inc, Cl A *	27,546	1,389
Skyline Champion Corp *	11,200	702
Sleep Number Corp *	5,009	463
Smith & Wesson Brands Inc	12,383	299
Sonic Automotive Inc, Cl A	5,064	256
Sonos Inc *	25,000	993
Sportsman’s Warehouse Holdings Inc *	9,400	167
Stamps.com Inc *	3,755	1,235
Standard Motor Products Inc	4,266	183
Steven Madden Ltd	17,551	710
Stitch Fix Inc, Cl A *	12,600	528
StoneMor *	6,900	20
Stoneridge Inc *	5,930	138
Strategic Education Inc	5,387	422
Stride Inc *	9,488	325
Sturm Ruger & Co Inc	3,542	277
Superior Group of Cos Inc	2,000	48
Target Hospitality Corp *	12,300	49
Taylor Morrison Home Corp, Cl A *	28,260	794
Tempur Sealy International Inc	40,592	1,814
Tenneco Inc, Cl A *	15,263	238

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Terminix Global Holdings Inc *	28,700	$1,195
Texas Roadhouse Inc, Cl A	14,966	1,422
Thor Industries Inc	11,090	1,258
Tilly’s Inc, Cl A *	2,643	41
Toll Brothers Inc	24,139	1,546
TopBuild Corp *	7,200	1,575
Travel + Leisure Co	18,200	997
TravelCenters of America *	2,700	113
Tri Pointe Homes Inc *	25,173	598
Tupperware Brands Corp *	10,124	242
Unifi Inc *	2,480	58
Universal Electronics Inc *	3,887	196
Urban Outfitters Inc *	15,800	522
Vail Resorts Inc *	8,812	2,686
Vera Bradley Inc *	2,470	28
Victoria’s Secret & Co *	17,100	1,134
Vista Outdoor Inc *	12,473	510
Visteon Corp *	5,965	630
Vivint Smart Home *	22,400	273
VOXX International Corp, Cl A *	1,900	20
Vroom Inc *(A)	25,400	682
Vuzix *(A)	14,200	188
Wayfair Inc, Cl A *(A)	16,600	4,660
Wendy’s Co/The	37,275	858
Williams-Sonoma Inc	16,137	3,013
Wingstop Inc	6,400	1,100
Winmark Corp	791	166
Winnebago Industries Inc	7,235	504
Wolverine World Wide Inc	17,896	642
Workhorse Group Inc *(A)	25,800	253
WW International Inc *	12,174	264
Wyndham Hotels & Resorts Inc	19,200	1,396
XL Fleet *(A)	8,200	56
XPEL Inc *	4,000	304
YETI Holdings Inc *	18,300	1,818
Yum China Holdings Inc	92,348	5,685
Zumiez Inc *	3,903	157

		198,791

Consumer Staples — 2.7%
22nd Century Group Inc *(A)	39,100	140
Albertsons Cos, Cl A (A)	33,600	1,020
Andersons Inc	4,799	146
AppHarvest *(A)	12,100	102
B&G Foods Inc, Cl A (A)	13,711	416
Beauty Health *	11,600	298
BellRing Brands Inc, Cl A *	9,500	321
Beyond Meat Inc *(A)	12,300	1,472
BJ’s Wholesale Club Holdings Inc *	30,400	1,722
Boston Beer Co Inc/The, Cl A *	1,983	1,131
Bunge Ltd	30,543	2,312
Calavo Growers Inc	4,426	208

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Cal-Maine Foods Inc	8,128	$294
Casey’s General Stores Inc	7,859	1,608
Celsius Holdings Inc *	10,000	818
Central Garden & Pet Co, Cl A *	12,129	517
Chefs’ Warehouse Inc/The *	6,121	185
Coca-Cola Consolidated Inc	989	402
Coty Inc, Cl A *	65,200	637
Darling Ingredients Inc *	35,957	2,679
Duckhorn Portfolio *(A)	4,300	92
Edgewell Personal Care Co	11,645	493
elf Beauty Inc *	9,700	300
Energizer Holdings Inc	14,545	572
Flowers Foods Inc	40,308	973
Fresh Del Monte Produce Inc	6,881	226
Freshpet Inc *	9,100	1,166
Grocery Outlet Holding Corp *	18,800	489
Hain Celestial Group Inc/The *	18,060	676
Herbalife Nutrition Ltd *	23,044	1,183
HF Foods Group Inc *(A)	9,900	58
Honest *(A)	5,300	54
Hostess Brands Inc, Cl A *	28,100	448
Ingles Markets Inc, Cl A	3,545	241
Ingredion Inc	14,065	1,236
Inter Parfums Inc	3,806	276
J & J Snack Foods Corp	3,164	518
John B Sanfilippo & Son Inc	1,819	155
Keurig Dr Pepper Inc	153,380	5,471
Laird Superfood *	1,300	26
Lancaster Colony Corp	4,029	714
Landec Corp *	4,693	51
Limoneira Co	2,895	48
MedAvail Holdings *	2,500	8
Medifast Inc	2,564	584
MGP Ingredients Inc (A)	2,300	150
Mission Produce *	9,300	193
National Beverage Corp *	6,104	284
Natural Grocers by Vitamin Cottage Inc	1,085	13
Nature’s Sunshine Products Inc *	437	7
NewAge *(A)	15,700	28
Nu Skin Enterprises Inc, Cl A	10,605	537
Oil-Dri Corp of America	1,010	36
Performance Food Group Co *	28,100	1,411
Pilgrim’s Pride Corp *	10,307	287
Post Holdings Inc *	12,669	1,418
PriceSmart Inc	5,423	459
Primo Water	33,700	598
Revlon Inc, Cl A *(A)	2,920	33
Reynolds Consumer Products Inc	11,600	328
Rite Aid Corp *	13,411	238
Sanderson Farms Inc	4,341	853
Seaboard Corp	57	242
Seneca Foods Corp, Cl A *	1,262	62

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Simply Good Foods Co/The *	18,300	$652
SpartanNash Co	7,336	158
Spectrum Brands Holdings Inc	8,987	702
Sprouts Farmers Market Inc *	26,300	655
Tattooed Chef *(A)	11,500	243
Tootsie Roll Industries Inc (A)	3,613	114
TreeHouse Foods Inc *	11,109	416
Turning Point Brands Inc	2,200	109
United Natural Foods Inc *	12,698	467
Universal Corp/VA	5,545	280
US Foods Holding Corp *	49,500	1,683
USANA Health Sciences Inc *	2,332	226
Utz Brands Inc	13,800	268
Vector Group Ltd	30,891	464
Veru *	8,700	78
Village Super Market Inc, Cl A	1,962	44
Vital Farms Inc *	4,100	74
WD-40 Co	2,886	692
Weis Markets Inc	3,604	205
Whole Earth Brands *	10,300	129

		47,322

Energy — 2.2%
Aemetis *(A)	5,000	56
Alto Ingredients *	15,300	78
Altus Midstream, Cl A	700	46
Antero Midstream Corp	69,200	665
Antero Resources Corp *	58,480	802
Arch Resources Inc *	3,500	265
Archrock Inc	27,383	210
Aspen Aerogels Inc *	4,800	210
Berry Corp	10,500	63
Bonanza Creek Energy Inc	7,200	280
Brigham Minerals Inc, Cl A	7,800	149
Bristow Group *	697	22
Cactus Inc, Cl A	12,400	465
California Resources *	18,600	637
Callon Petroleum Co *(A)	9,000	308
Centennial Resource Development Inc/DE, Cl A *	42,700	218
Centrus Energy, Cl A *(A)	2,000	58
ChampionX Corp *	42,000	980
Cheniere Energy Inc *	51,565	4,510
Chesapeake Energy	21,300	1,189
Cimarex Energy Co	21,600	1,387
Clean Energy Fuels Corp *(A)	27,188	216
CNX Resources Corp *	46,800	532
Comstock Resources Inc *	24,200	143
CONSOL Energy Inc *	5,075	116
Contango Oil & Gas Co *(A)	21,300	77
Continental Resources Inc/OK (A)	13,996	550
CVR Energy Inc *	7,097	102

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Delek US Holdings Inc *	14,190	$243
Denbury Inc *	11,000	774
DHT Holdings Inc	26,500	147
DMC Global Inc *	3,400	137
Dorian LPG Ltd *	6,747	89
Dril-Quip Inc *	7,087	172
DT Midstream	19,900	925
Earthstone Energy Inc, Cl A *	8,700	72
Energy Fuels Inc/Canada *(A)	25,600	139
EQT Corp *	59,800	1,096
Equitrans Midstream Corp	87,400	763
Extraction Oil & Gas *	3,900	178
Falcon Minerals Corp	13,800	61
Frank’s International NV *(A)	38,142	110
Frontline Ltd/Bermuda *	28,000	202
FTS International, Cl A *	1,900	42
Gevo *(A)	45,000	280
Golar LNG Ltd *	22,402	252
Green Plains Inc *	7,690	270
Helix Energy Solutions Group Inc *	26,769	101
Helmerich & Payne Inc	23,800	641
HighPeak Energy	1,100	11
HollyFrontier Corp	32,300	1,044
International Seaways Inc	10,128	174
Kosmos Energy Ltd *	98,975	234
Laredo Petroleum *	3,100	167
Liberty Oilfield Services Inc, Cl A *	18,700	191
Magnolia Oil & Gas Corp, Cl A	26,300	412
Matador Resources Co	23,700	681
Murphy Oil Corp	31,300	666
Nabors Industries Ltd *	1,391	117
National Energy Services Reunited Corp *	2,200	25
New Fortress Energy Inc, Cl A (A)	6,400	188
Newpark Resources Inc *	18,020	47
NexTier Oilfield Solutions Inc *	29,739	107
Nordic American Tankers Ltd (A)	34,377	81
Northern Oil and Gas	11,700	194
Oasis Petroleum Inc	4,600	398
Oceaneering International Inc *	20,846	256
Oil States International Inc *	16,699	98
Ovintiv Inc	58,100	1,584
Par Pacific Holdings Inc *	6,786	112
Patterson-UTI Energy Inc	39,022	303
PBF Energy Inc, Cl A *	20,677	215
PDC Energy Inc	20,677	863
Peabody Energy Corp *	15,500	248
Penn Virginia Corp *	2,900	60
ProPetro Holding Corp *	16,000	124
Range Resources Corp *	54,100	791
Renewable Energy Group Inc *	10,100	489
REX American Resources Corp *	1,300	110
Riley Exploration Permian	1,900	38

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
RPC Inc *	10,999	$42
Scorpio Tankers Inc	10,813	175
Select Energy Services Inc, Cl A *	12,200	65
SFL Corp Ltd	19,676	158
SM Energy Co	25,913	495
Solaris Oilfield Infrastructure Inc, Cl A	5,400	40
Southwestern Energy Co *	146,971	669
Talos Energy Inc *	4,900	61
Targa Resources Corp	50,259	2,207
Teekay Corp *(A)	14,800	45
Teekay Tankers Ltd, Cl A *	5,100	58
Tellurian Inc *	74,400	237
TETRA Technologies Inc *	34,000	110
Texas Pacific Land Corp	1,300	1,768
Tidewater Inc *	9,800	113
Uranium Energy Corp *	34,600	87
Ur-Energy *(A)	38,700	50
US Silica Holdings Inc *	15,626	137
Vine Energy, Cl A *	4,400	65
W&T Offshore Inc *	15,938	52
Whiting Petroleum Corp *	8,886	417
World Fuel Services Corp	14,841	480

		38,587

Financials — 13.6%
1st Source Corp	4,158	195
AFC Gamma	1,600	34
Affiliated Managers Group Inc	8,700	1,480
AGNC Investment Corp ‡	117,121	1,910
Alerus Financial Corp	2,500	75
Alleghany Corp *	2,867	1,940
Allegiance Bancshares Inc	3,900	145
Ally Financial Inc	81,500	4,311
Altabancorp	3,884	161
Amalgamated Financial Corp	5,800	90
A-Mark Precious Metals Inc *	1,900	92
Ambac Financial Group Inc *	12,500	176
Amerant Bancorp Inc, Cl A *	4,100	109
American Equity Investment Life Holding Co	20,078	636
American Financial Group Inc/OH	15,153	2,090
American National Bankshares Inc	2,006	69
American National Group Inc	1,531	295
Ameris Bancorp	14,262	702
AMERISAFE Inc	4,533	261
Annaly Capital Management Inc ‡	309,859	2,693
Apollo Commercial Real Estate Finance Inc	33,619	523
Apollo Global Management Inc, Cl A	38,300	2,290
Arbor Realty Trust Inc ‡(A)	25,400	464
Arch Capital Group Ltd *	83,308	3,424
Ares Commercial Real Estate Corp	4,800	76
Ares Management Corp, Cl A	29,445	2,273
Argo Group International Holdings Ltd	6,816	361

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
ARMOUR Residential Inc ‡	14,724	$160
Arrow Financial Corp	2,387	88
Artisan Partners Asset Management Inc, Cl A	12,800	665
Assetmark Financial Holdings *	3,900	105
Associated Banc-Corp	35,336	729
Associated Capital Group Inc	500	18
Assured Guaranty Ltd	15,687	782
Athene Holding Ltd, Cl A *	24,800	1,661
Atlantic Capital Bancshares Inc *	4,300	104
Atlantic Union Bankshares Corp	16,882	625
Atlanticus Holdings *	1,100	71
Axis Capital Holdings Ltd	16,168	827
Axos Financial Inc *	12,636	613
B Riley Financial Inc	4,900	321
Banc of California Inc	8,800	158
BancFirst Corp	4,050	229
Banco Latinoamericano de Comercio Exterior SA, Cl E	5,312	91
Bancorp Inc/The *	12,492	308
BancorpSouth Bank	21,982	645
Bank First Corp (A)	1,900	135
Bank of Hawaii Corp	8,624	723
Bank of Marin Bancorp	3,614	131
Bank of NT Butterfield & Son Ltd/The	10,900	363
Bank OZK	26,370	1,119
BankUnited Inc	19,896	836
Banner Corp	8,151	466
Bar Harbor Bankshares	2,850	78
Berkshire Hills Bancorp Inc	9,991	256
BGC Partners Inc, Cl A	72,536	374
Blackstone Group Inc/The, Cl A	148,700	18,696
Blackstone Mortgage Trust Inc, Cl A ‡	29,700	974
Blucora Inc *	10,529	173
Blue Ridge Bankshares	3,700	66
BOK Financial Corp	6,582	580
Bridgewater Bancshares Inc *	6,100	100
Brighthouse Financial Inc *	18,500	906
Brightsphere Investment Group Inc	14,700	400
BrightSpire Capital, Cl A	21,794	218
Broadmark Realty Capital	30,500	321
Brookline Bancorp Inc	16,574	248
Brown & Brown Inc	50,352	2,923
BRP Group Inc, Cl A *	10,600	399
Bryn Mawr Bank Corp	4,522	184
Business First Bancshares Inc	3,200	77
Byline Bancorp Inc	5,970	147
Cadence BanCorp, Cl A	27,214	585
Cambridge Bancorp	1,100	94
Camden National Corp	3,058	143
Cannae Holdings Inc *	18,662	596
Capital Bancorp Inc	1,900	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Capital City Bank Group Inc	2,861	$66
Capitol Federal Financial Inc	28,287	326
Capstar Financial Holdings Inc	6,400	135
Capstead Mortgage Corp ‡	18,718	129
Carlyle Group Inc/The	34,900	1,723
Carter Bankshares Inc *	7,100	87
Cathay General Bancorp	16,315	649
CBTX Inc	3,600	98
Central Pacific Financial Corp	6,810	172
Century Bancorp Inc/MA, Cl A	300	34
Chimera Investment Corp ‡	49,465	758
CIT Group Inc	21,161	1,173
Citizens & Northern Corp	1,840	46
Citizens Inc/TX, Cl A *(A)	7,833	47
City Holding Co	3,885	303
Civista Bancshares Inc	1,900	45
CNA Financial Corp	6,675	296
CNB Financial Corp/PA	2,048	50
CNO Financial Group Inc	28,125	688
Coastal Financial *	1,900	56
Cohen & Steers Inc	5,536	486
Columbia Banking System Inc	17,029	619
Columbia Financial Inc *	8,700	157
Commerce Bancshares Inc/MO	22,848	1,616
Community Bank System Inc	11,451	847
Community Trust Bancorp Inc	3,393	141
ConnectOne Bancorp Inc	7,583	217
Cowen Inc, Cl A	5,130	185
Crawford & Co, Cl A	5,700	57
Credit Acceptance Corp *(A)	2,012	1,166
CrossFirst Bankshares Inc *	11,500	152
Cullen/Frost Bankers Inc	12,505	1,428
Curo Group Holdings Corp	2,300	38
Customers Bancorp Inc *	7,470	309
CVB Financial Corp	27,679	564
Diamond Hill Investment Group Inc	554	101
Dime Community Bancshares Inc	7,029	232
Donegal Group Inc, Cl A	2,500	38
Donnelley Financial Solutions Inc *	7,232	241
Dynex Capital Inc	5,597	99
Eagle Bancorp Inc	6,906	398
East West Bancorp Inc	31,466	2,308
Eastern Bankshares Inc	38,000	752
eHealth Inc *	5,874	227
Ellington Financial Inc	8,300	154
Employers Holdings Inc	7,074	291
Encore Capital Group Inc *	6,675	328
Enova International Inc *	7,366	243
Enstar Group Ltd *	2,951	681
Enterprise Bancorp Inc/MA	1,148	39
Enterprise Financial Services Corp	8,465	380
Equitable Holdings Inc	85,200	2,642

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equity Bancshares Inc, Cl A *	1,100	$35
Erie Indemnity Co, Cl A	5,387	954
Essent Group Ltd	23,700	1,116
Evercore Inc, Cl A	8,576	1,198
EZCORP Inc, Cl A *	7,457	51
FactSet Research Systems Inc	8,386	3,189
Farmers National Banc Corp	4,900	76
FB Financial Corp	7,502	309
Federal Agricultural Mortgage Corp, Cl C	1,988	195
Federated Hermes Inc, Cl B	20,270	686
Fidelity D&D Bancorp Inc	700	38
Fidelity National Financial Inc	61,266	2,992
Finance of America, Cl A *	7,100	39
Financial Institutions Inc	3,243	103
First American Financial Corp	23,772	1,677
First Bancorp Inc/The	3,052	91
First BanCorp/Puerto Rico	51,116	651
First Bancorp/Southern Pines NC	6,545	273
First Bancshares Inc/The	4,000	162
First Bank	5,700	76
First Busey Corp	12,392	294
First Citizens BancShares Inc/NC, Cl A	1,291	1,159
First Commonwealth Financial Corp	22,901	310
First Community Bankshares Inc	4,442	139
First Financial Bancorp	20,633	485
First Financial Bankshares Inc	27,012	1,286
First Financial Corp/IN	2,412	97
First Foundation Inc	10,600	255
First Hawaiian Inc	28,000	781
First Horizon Corp	122,325	2,005
First Internet Bancorp	1,100	33
First Interstate BancSystem Inc, Cl A	8,891	392
First Merchants Corp	12,918	532
First Mid Bancshares Inc	3,572	146
First Midwest Bancorp Inc/IL	24,342	456
First of Long Island Corp/The	4,995	106
FirstCash Inc	8,620	739
Five Star Bancorp	1,100	26
Flagstar Bancorp Inc	11,200	554
Flushing Financial Corp	6,070	139
FNB Corp/PA	68,489	800
Focus Financial Partners Inc, Cl A *	11,100	576
FS Bancorp Inc	2,600	89
Fulton Financial Corp	34,012	539
GAMCO Investors Inc, Cl A	1,931	53
GCM Grosvenor	7,000	78
Genworth Financial Inc, Cl A *	124,600	467
German American Bancorp Inc	6,766	253
Glacier Bancorp Inc	19,880	1,059
GoHealth Inc, Cl A *	15,000	73
Goosehead Insurance Inc, Cl A *	3,800	558
Granite Point Mortgage Trust Inc	10,941	151

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Great Ajax Corp	3,002	$42
Great Southern Bancorp Inc	2,499	136
Great Western Bancorp Inc	11,900	368
Green Dot Corp, Cl A *	12,455	651
Greenhill & Co Inc	2,071	31
Greenlight Capital Re Ltd, Cl A *	6,409	54
Guaranty Bancshares Inc/TX	1,500	51
Hamilton Lane Inc, Cl A	7,300	628
Hancock Whitney Corp	18,514	851
Hanmi Financial Corp	5,678	109
Hannon Armstrong Sustainable Infrastructure Capital Inc ‡(A)	16,400	990
Hanover Insurance Group Inc/The	7,717	1,090
HarborOne Bancorp Inc	9,020	127
HBT Financial Inc	2,200	36
HCI Group Inc (A)	1,115	125
Heartland Financial USA Inc	7,775	366
Heritage Commerce Corp	11,800	133
Heritage Financial Corp/WA	8,071	205
Heritage Insurance Holdings Inc	3,800	27
Hilltop Holdings Inc	14,700	492
Hingham Institution For Savings The	300	97
Home Bancorp Inc	1,200	45
Home BancShares Inc/AR	32,632	723
Home Point Capital (A)	1,600	6
HomeStreet Inc	4,372	179
HomeTrust Bancshares Inc	4,102	114
Hope Bancorp Inc	26,995	372
Horace Mann Educators Corp	9,814	402
Horizon Bancorp Inc/IN	11,625	207
Houlihan Lokey Inc, Cl A	11,100	1,001
Howard Bancorp Inc *	2,500	50
Independence Holding Co	1,700	85
Independent Bank Corp	7,086	543
Independent Bank Corp/MI	5,400	113
Independent Bank Group Inc	8,402	592
Interactive Brokers Group Inc, Cl A	17,427	1,126
International Bancshares Corp	12,050	505
Invesco Mortgage Capital Inc (A)	55,095	172
Investors Bancorp Inc	48,944	700
Investors Title Co	400	77
James River Group Holdings Ltd	7,200	265
Janus Henderson Group PLC	36,900	1,600
Jefferies Financial Group Inc	48,800	1,804
Kearny Financial Corp/MD	17,129	217
Kemper Corp	12,773	876
Kinsale Capital Group Inc	4,800	873
KKR & Co Inc	120,563	7,751
KKR Real Estate Finance Trust Inc	5,800	124
Ladder Capital Corp, Cl A ‡	25,162	287
Lakeland Bancorp Inc	10,593	179
Lakeland Financial Corp	5,757	382

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lazard Ltd, Cl A (B)	21,331	$1,011
Lemonade Inc *(A)	8,200	619
LendingClub Corp *	21,200	658
LendingTree Inc *	2,700	450
Live Oak Bancshares Inc	6,500	398
LPL Financial Holdings Inc	17,662	2,611
Luther Burbank Corp	4,422	57
Macatawa Bank Corp	5,200	43
Maiden Holdings Ltd *	14,900	47
Markel Corp *	2,973	3,776
Marlin Business Services Corp	1,822	41
MBIA Inc *	6,982	78
Mercantile Bank Corp	3,557	111
Merchants Bancorp/IN	3,100	114
Mercury General Corp	5,578	333
Meridian Bancorp Inc	12,127	252
Meta Financial Group Inc	6,700	330
Metrocity Bankshares Inc	3,800	79
MetroMile *(A)	7,900	32
Metropolitan Bank Holding Corp *	1,300	102
MFA Financial Inc ‡	94,897	455
MGIC Investment Corp	70,718	1,080
Mid Penn Bancorp Inc	2,400	64
Midland States Bancorp Inc	5,600	142
MidWestOne Financial Group Inc	2,369	70
Moelis & Co, Cl A	14,200	880
Morningstar Inc	4,920	1,318
Mr Cooper Group Inc *	15,171	590
MVB Financial Corp	3,200	127
National Bank Holdings Corp, Cl A	7,500	281
National Western Life Group Inc, Cl A	510	113
Navient Corp	37,700	875
NBT Bancorp Inc	10,108	362
Nelnet Inc, Cl A	4,331	350
New Residential Investment Corp ‡	90,588	989
New York Community Bancorp Inc	96,939	1,214
New York Mortgage Trust Inc ‡	90,238	399
NI Holdings Inc *	2,300	45
Nicolet Bankshares Inc *	2,000	153
NMI Holdings Inc, Cl A *	18,200	411
Northfield Bancorp Inc	8,705	147
Northrim BanCorp Inc	1,300	55
Northwest Bancshares Inc	25,679	334
OceanFirst Financial Corp	12,468	265
Ocwen Financial *	1,700	48
OFG Bancorp	10,925	260
Old National Bancorp/IN	37,494	625
Old Republic International Corp	62,444	1,624
Old Second Bancorp Inc	8,600	101
OneMain Holdings Inc, Cl A	22,800	1,318
Open Lending, Cl A *	22,600	835
Oportun Financial Corp *	3,100	78

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Oppenheimer Holdings Inc, Cl A	2,164	$101
Orchid Island Capital Inc, Cl A ‡(A)	20,900	105
Origin Bancorp Inc	4,500	185
Orrstown Financial Services Inc	3,700	88
Pacific Premier Bancorp Inc	20,036	801
PacWest Bancorp	25,412	1,081
Palomar Holdings Inc, Cl A *	5,600	503
Park National Corp	3,105	364
PCSB Financial Corp	4,700	86
Peapack-Gladstone Financial Corp	2,154	72
PennyMac Financial Services Inc	8,500	566
PennyMac Mortgage Investment Trust ‡	22,663	440
Peoples Bancorp Inc/OH	3,010	94
Peoples Financial Services Corp	900	41
Pinnacle Financial Partners Inc	16,327	1,582
Pioneer Bancorp *	2,700	33
Piper Sandler Cos	3,977	568
PJT Partners Inc	5,200	411
Popular Inc	17,756	1,348
PRA Group Inc *	9,758	410
Preferred Bank/Los Angeles CA	3,037	194
Premier Financial Bancorp Inc	625	11
Premier Financial Corp	8,976	273
Primerica Inc	8,429	1,289
Primis Financial Corp	6,000	90
ProAssurance Corp	11,625	296
PROG Holdings Inc *	14,316	677
Prosperity Bancshares Inc	18,635	1,302
Provident Bancorp Inc	2,100	34
Provident Financial Services Inc	15,378	339
Pzena Investment Management Inc, Cl A	6,300	69
QCR Holdings Inc	2,100	109
QTS Realty Trust Inc, Cl A ‡	14,400	1,123
Radian Group Inc	39,948	944
RBB Bancorp	2,600	67
Ready Capital Corp	12,532	192
Red River Bancshares Inc	1,200	60
Redwood Trust Inc ‡	27,405	342
Regional Management Corp	2,800	166
Reinsurance Group of America Inc, Cl A	15,116	1,751
Reliant Bancorp Inc	1,900	55
RenaissanceRe Holdings Ltd	10,906	1,709
Renasant Corp	11,860	416
Republic Bancorp Inc/KY, Cl A	1,298	65
Republic First Bancorp Inc *	9,800	33
RLI Corp	8,582	937
Rocket Cos Inc, Cl A *(A)	26,600	461
S&T Bancorp Inc	8,332	248
Safety Insurance Group Inc	3,731	303
Sandy Spring Bancorp Inc	10,110	440
Santander Consumer USA Holdings Inc	12,600	526
Sculptor Capital Management Inc, Cl A (B)	5,700	161

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Seacoast Banking Corp of Florida	12,398	$396
SEI Investments Co †	24,419	1,534
Selective Insurance Group Inc	12,384	1,035
Selectquote Inc *	28,700	274
ServisFirst Bancshares Inc	10,900	800
Sierra Bancorp	2,978	76
Signature Bank/New York NY	12,070	3,130
Silvergate Capital Corp, Cl A *	4,800	542
Simmons First National Corp, Cl A	25,048	728
SiriusPoint Ltd *	17,500	172
SLM Corp	67,320	1,262
SmartFinancial Inc	2,200	55
South Plains Financial Inc	2,400	56
South State Corp	14,736	1,011
Southern First Bancshares Inc *	1,491	76
Southern Missouri Bancorp Inc	1,900	86
Southside Bancshares Inc	6,762	255
Spirit of Texas Bancshares Inc	4,600	109
Starwood Property Trust Inc ‡	58,880	1,519
State Auto Financial Corp	3,690	187
StepStone Group Inc, Cl A	9,000	431
Sterling Bancorp/DE	41,215	943
Stewart Information Services Corp	5,841	368
Stifel Financial Corp	21,373	1,477
Stock Yards Bancorp Inc	4,702	243
StoneX Group *	3,268	228
Summit Financial Group Inc	1,700	41
Synovus Financial Corp	30,792	1,327
Texas Capital Bancshares Inc *	10,823	736
TFS Financial Corp	12,343	247
Tiptree Inc	9,700	98
Tompkins Financial Corp	3,505	279
Towne Bank/Portsmouth VA	15,967	486
TPG RE Finance Trust Inc	14,400	181
Tradeweb Markets Inc, Cl A	22,500	1,958
Trean Insurance Group Inc *	3,800	39
TriCo Bancshares	6,909	273
TriState Capital Holdings Inc *	6,500	131
Triumph Bancorp Inc *	4,900	403
Trupanion Inc *	8,300	760
TrustCo Bank NY	4,325	139
Trustmark Corp	14,939	472
Two Harbors Investment Corp ‡(A)	64,742	427
UMB Financial Corp	9,345	856
Umpqua Holdings Corp	47,231	920
United Bankshares Inc/WV	26,656	968
United Community Banks Inc/GA	17,674	533
United Fire Group Inc	4,171	108
United Insurance Holdings Corp	1,900	7
Universal Insurance Holdings Inc	9,000	128
Univest Financial Corp	8,115	220
Upstart Holdings Inc *	2,700	619

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
UWM Holdings (A)	9,200	$68
Valley National Bancorp	85,468	1,114
Value Line Inc	300	11
Velocity Financial *	1,800	23
Veritex Holdings Inc	10,239	368
Virtu Financial Inc, Cl A	20,900	512
Virtus Investment Partners Inc	1,558	487
Voya Financial Inc	27,000	1,754
Walker & Dunlop Inc	6,423	713
Washington Federal Inc	15,436	514
Washington Trust Bancorp Inc	3,870	206
Waterstone Financial Inc	4,000	81
Webster Financial Corp	19,351	978
WesBanco Inc	14,009	476
West BanCorp Inc	3,785	116
Westamerica BanCorp	6,155	349
Western Alliance Bancorp	21,661	2,113
White Mountains Insurance Group Ltd	662	742
Wintrust Financial Corp	12,149	909
WisdomTree Investments Inc	34,575	218
World Acceptance Corp *	776	147
WSFS Financial Corp	10,043	456

		239,983

Health Care — 14.6%
10X Genomics Inc, Cl A *	18,400	3,237
1Life Healthcare Inc *	25,400	623
4D Molecular Therapeutics Inc *	1,900	58
89bio Inc *	700	13
9 Meters Biopharma *(A)	45,400	59
Acadia Healthcare Co Inc *	18,487	1,222
ACADIA Pharmaceuticals Inc *	25,600	448
Accelerate Diagnostics Inc *(A)	4,900	31
Acceleron Pharma Inc *	11,300	1,513
Accolade *	11,200	531
Accuray Inc *	14,863	61
Aclaris Therapeutics Inc *	11,100	180
Acutus Medical *	4,100	52
AdaptHealth Corp, Cl A *	18,400	442
Adaptive Biotechnologies Corp *	23,700	861
Addus HomeCare Corp *	3,600	324
Adicet Bio *	4,500	38
Adverum Biotechnologies Inc *	28,100	68
Aeglea BioTherapeutics Inc, Cl Savings Shares *	9,300	67
Aerie Pharmaceuticals Inc *	11,900	177
Affimed NV *	27,377	193
Agenus Inc *	33,000	204
Agiliti *	6,100	130
agilon health *(A)	11,400	399
Agios Pharmaceuticals Inc *	12,800	572
Akebia Therapeutics Inc *	30,985	91

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Akero Therapeutics Inc *	7,000	$166
Akouos *	6,000	71
Akoya Biosciences *	1,600	26
Albireo Pharma Inc *	4,800	147
Aldeyra Therapeutics Inc *	13,200	125
Alector Inc *	11,000	297
Alignment Healthcare *(A)	6,800	120
Aligos Therapeutics *	1,200	20
Alkermes PLC *	34,253	1,071
Allakos Inc *	7,500	669
Allogene Therapeutics Inc *	16,900	403
Allovir *(A)	7,300	141
Allscripts Healthcare Solutions Inc *	29,953	460
Alnylam Pharmaceuticals Inc *	25,789	5,195
Alphatec Holdings Inc *	12,300	178
Alpine Immune Sciences *	2,500	24
Altimmune *	8,900	133
ALX Oncology Holdings *	4,300	301
Amedisys Inc *	7,171	1,316
American Well Corp, Cl A *	43,300	464
Amicus Therapeutics Inc *	56,300	641
AMN Healthcare Services Inc *	10,109	1,148
Amneal Pharmaceuticals Inc *	23,588	133
Amphastar Pharmaceuticals Inc *	7,300	144
Ampio Pharmaceuticals *(A)	40,700	67
AnaptysBio Inc *	4,800	123
Anavex Life Sciences Corp *	13,300	259
AngioDynamics Inc *	7,370	209
Angion Biomedica *	1,200	13
ANI Pharmaceuticals Inc *	2,500	76
Anika Therapeutics Inc *	3,070	132
Annexon *	6,200	101
Antares Pharma Inc *	30,900	122
Apellis Pharmaceuticals Inc *	13,500	889
Apollo Medical Holdings Inc *	8,200	622
Applied Molecular Transport *	5,500	165
Applied Therapeutics Inc *	3,200	50
Apria *	1,931	69
Apyx Medical Corp *	7,400	87
AquaBounty Technologies *	11,200	52
Arbutus Biopharma Corp *	16,700	57
Arcturus Therapeutics Holdings *(A)	6,200	340
Arcus Biosciences Inc *	8,600	251
Arcutis Biotherapeutics Inc *	7,000	148
Ardelyx Inc *	16,000	23
Arena Pharmaceuticals Inc *	13,165	697
Arrowhead Pharmaceuticals Inc *	21,100	1,416
Arvinas Inc *	9,300	802
Asensus Surgical *(A)	59,300	130
Aspira Women’s Health *(A)	20,963	80
Atara Biotherapeutics Inc *	13,700	205
Atea Pharmaceuticals *	15,000	446

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Athenex Inc *	14,700	$54
Athersys Inc *(A)	50,000	84
Athira Pharma *	5,000	53
Atossa Therapeutics *(A)	29,200	111
Atreca Inc, Cl A *	7,200	42
AtriCure Inc *	9,920	730
Atrion Corp	330	229
Avalo Therapeutics *	5,300	16
Avanos Medical Inc *	10,300	340
Avantor Inc *	127,451	5,027
Aveanna Healthcare Holdings *	10,800	102
Avid Bioservices Inc *	12,500	303
Avidity Biosciences Inc *	5,900	135
Avita Medical *(A)	6,600	133
Avrobio Inc *	7,400	49
Axogen Inc *	9,085	155
Axonics Modulation Technologies Inc *	8,900	667
Axsome Therapeutics Inc *	6,500	167
Beam Therapeutics Inc *(A)	9,900	1,098
Berkeley Lights Inc *	10,700	381
Beyondspring Inc *	4,400	138
BioAtla *	2,800	115
BioCryst Pharmaceuticals Inc *	39,900	635
BioDelivery Sciences International Inc *	17,900	69
Biodesix *	2,600	23
Biohaven Pharmaceutical Holding Co Ltd *	11,600	1,522
BioLife Solutions Inc *	4,800	280
BioMarin Pharmaceutical Inc *	39,146	3,296
Biomea Fusion *	1,800	25
Bionano Genomics *(A)	63,500	370
Bioventus, Cl A *(A)	1,800	26
Bioxcel Therapeutics Inc *	2,500	74
Black Diamond Therapeutics Inc *(A)	2,900	29
Bluebird Bio Inc *	14,400	264
Blueprint Medicines Corp *	12,500	1,166
Bolt Biotherapeutics *	3,100	55
Bridgebio Pharma *(A)	22,935	1,149
Brookdale Senior Living Inc, Cl A *	37,709	275
Brooklyn ImmunoTherapeutics *(A)	5,100	62
Bruker Corp	22,832	2,016
Butterfly Network *(A)	6,900	85
C4 Therapeutics Inc *(A)	8,100	325
Cara Therapeutics Inc *	9,400	148
Cardiff Oncology Inc *	7,700	56
Cardiovascular Systems Inc *	8,425	302
CareDx Inc *	11,000	806
Cassava Sciences Inc *(A)	8,200	466
Castle Biosciences Inc *	4,600	353
Castlight Health Inc, Cl B *	25,500	46
Catalyst Pharmaceuticals Inc *	23,400	129
Celcuity Inc *	1,700	37
Celldex Therapeutics *	9,300	490

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CEL-SCI Corp *(A)	9,900	$115
Cerevel Therapeutics Holdings *(A)	7,500	237
Certara Inc *	7,264	244
Cerus Corp *	38,497	248
Change Healthcare Inc *	53,000	1,157
Chemed Corp	3,545	1,690
ChemoCentryx Inc *	11,100	176
Chimerix Inc *	20,300	144
Chinook Therapeutics *	6,960	94
ChromaDex Corp *	9,900	84
Citius Pharmaceuticals *	24,300	55
ClearPoint Neuro *	4,000	75
Clene *(A)	4,900	39
Clovis Oncology Inc *(A)	17,166	83
Codexis Inc *	13,961	377
Codiak Biosciences *	3,400	58
Cogent Biosciences *	7,900	65
Coherus Biosciences Inc *	14,800	237
Collegium Pharmaceutical Inc *	6,400	131
Community Health Systems Inc *	26,629	328
Computer Programs and Systems Inc *	1,702	61
CONMED Corp	6,208	815
Corcept Therapeutics Inc *	20,700	441
CorMedix Inc *	8,600	56
Cortexyme Inc *(A)	4,400	424
CorVel Corp *	1,834	302
Covetrus Inc *	22,100	499
Crinetics Pharmaceuticals Inc *	6,400	151
Cross Country Healthcare Inc *	9,179	200
CryoLife Inc *	8,545	224
CryoPort Inc *	8,700	553
Cue Biopharma Inc *	6,900	83
Cullinan Oncology *(A)	3,200	90
CureVac *(A)	11,800	777
Curis Inc *	22,600	200
Cutera Inc *	2,900	144
Cymabay Therapeutics Inc *	11,300	45
Cytokinetics Inc *	15,800	521
CytomX Therapeutics Inc *	15,800	81
CytoSorbents Corp *	5,500	53
DarioHealth *(A)	2,900	39
Deciphera Pharmaceuticals Inc *	8,900	280
Denali Therapeutics Inc *	19,500	1,037
DermTech Inc *(A)	5,700	212
Design Therapeutics *	2,900	46
Dicerna Pharmaceuticals Inc *	15,500	319
Durect Corp *	47,000	65
Dynavax Technologies Corp, Cl A *(A)	21,289	414
Dyne Therapeutics *	6,100	103
Eagle Pharmaceuticals Inc/DE *	2,700	144
Eargo Inc *	3,100	62
Edgewise Therapeutics *(A)	2,600	41

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Editas Medicine Inc, Cl A *(A)	14,000	$890
Eiger BioPharmaceuticals Inc *	5,600	46
Elanco Animal Health Inc *	98,100	3,275
Emergent BioSolutions Inc *	10,384	655
Enanta Pharmaceuticals Inc *	4,700	269
Encompass Health Corp	21,841	1,713
Endo International PLC *	49,500	113
Ensign Group Inc/The	11,236	918
Envista Holdings Corp *	34,500	1,476
Epizyme Inc *	19,800	102
Esperion Therapeutics Inc *(A)	6,200	81
Evelo Biosciences Inc *(A)	3,300	38
Evolent Health Inc, Cl A *	16,300	400
Evolus Inc *(A)	4,600	49
Exact Sciences Corp *	37,526	3,917
Exagen Inc *	800	11
Exelixis Inc *	70,300	1,348
EyePoint Pharmaceuticals *	4,500	49
Fate Therapeutics Inc *	17,100	1,253
FibroGen Inc *	19,000	221
Finch Therapeutics Group *	1,600	23
Flexion Therapeutics Inc *	6,800	41
Fluidigm Corp *(A)	18,053	130
Foghorn Therapeutics *(A)	4,200	55
Forian *	3,900	48
Forma Therapeutics Holdings *	5,300	127
Forte Biosciences Inc *	2,400	71
Fortress Biotech *	13,200	43
Frequency Therapeutics Inc *	6,700	52
Fulcrum Therapeutics Inc *	5,100	151
Fulgent Genetics Inc *(A)	4,700	429
G1 Therapeutics Inc *(A)	8,400	127
Gemini Therapeutics, Cl A *	4,700	23
Generation Bio Co *	9,900	248
Geron Corp *(A)	103,570	150
Glaukos Corp *	9,949	593
Global Blood Therapeutics Inc *	12,801	367
Globus Medical Inc, Cl A *	16,200	1,322
Gossamer Bio Inc *	10,600	105
Greenwich Lifesciences *	900	36
Gritstone Oncology Inc *	9,800	90
GT Biopharma *	5,100	45
Guardant Health Inc *	19,300	2,456
Haemonetics Corp *	11,747	737
Halozyme Therapeutics Inc *	30,058	1,262
Hanger Inc *	10,000	239
Harmony Biosciences Holdings *	5,800	197
Harpoon Therapeutics Inc *	1,800	17
Harvard Bioscience *	9,669	80
Health Catalyst Inc *	9,900	541
HealthEquity Inc *	17,000	1,091
HealthStream Inc *	5,964	181

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Heron Therapeutics Inc *	20,900	$244
Heska Corp *	2,200	584
Hill-Rom Holdings Inc	14,901	2,169
Homology Medicines Inc *	9,200	66
Hookipa Pharma Inc *	2,400	17
Horizon Therapeutics Plc *	48,003	5,189
Humanigen *(A)	11,300	187
iBio *(A)	52,600	67
iCAD Inc *	4,800	58
ICU Medical Inc *	4,327	863
Ideaya Biosciences *	4,300	101
IGM Biosciences Inc *	1,200	85
Ikena Oncology *	1,900	24
Immunic *	3,300	33
ImmunityBio *(A)	13,700	156
ImmunoGen Inc *	41,552	251
Immunovant Inc *	10,200	88
Impel Neuropharma *	1,200	23
Inari Medical Inc *	7,500	614
Infinity Pharmaceuticals *	18,700	66
InfuSystem Holdings Inc *	3,400	48
Inhibrx Inc *(A)	6,100	174
Innovage Holding Corp *	3,900	59
Innoviva Inc *	14,009	214
Inogen Inc *	4,100	243
Inotiv *	2,800	73
Inovalon Holdings Inc, Cl A *	16,200	662
Inovio Pharmaceuticals Inc *(A)	42,500	367
Inozyme Pharma *	3,069	47
Insmed Inc *	23,100	648
Inspire Medical Systems Inc *	5,700	1,274
Instil Bio Inc *	3,700	70
Insulet Corp *	14,508	4,321
Integer Holdings Corp *	7,230	714
Integra LifeSciences Holdings Corp *	15,504	1,166
Intellia Therapeutics Inc *	14,400	2,312
Intercept Pharmaceuticals Inc *(A)	5,876	88
Intersect ENT Inc *	9,600	261
Intra-Cellular Therapies Inc, Cl A *	14,800	491
Invacare Corp *	6,889	58
Invitae Corp *(A)	42,900	1,271
Ionis Pharmaceuticals Inc *	30,594	1,216
Iovance Biotherapeutics Inc *	31,200	751
iRadimed Corp *	1,100	37
iRhythm Technologies Inc *	6,600	315
Ironwood Pharmaceuticals Inc, Cl A *	34,254	449
iTeos Therapeutics *	4,600	130
IVERIC bio *	18,500	196
Jazz Pharmaceuticals PLC *	13,200	1,738
Joint Corp/The *	3,000	307
Jounce Therapeutics Inc *	1,600	10
Kadmon Holdings Inc *	38,300	210

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kala Pharmaceuticals Inc *(A)	9,400	$32
Kaleido Biosciences Inc *	2,700	17
KalVista Pharmaceuticals Inc *	4,700	96
Karuna Therapeutics Inc *(A)	4,900	583
Karyopharm Therapeutics Inc *	16,200	94
KemPharm *	6,100	57
Keros Therapeutics *	4,000	135
Kezar Life Sciences Inc *	4,800	37
Kiniksa Pharmaceuticals Ltd, Cl A *	3,400	43
Kinnate Biopharma *	3,300	73
Kodiak Sciences Inc *	7,200	678
Kronos Bio *	8,400	176
Krystal Biotech Inc *	3,100	180
Kura Oncology Inc *	13,700	253
Kymera Therapeutics *	6,800	423
Landos Biopharma *	1,400	19
Lantheus Holdings Inc *	16,500	435
LeMaitre Vascular Inc	3,200	181
Lexicon Pharmaceuticals Inc *	9,305	44
LHC Group Inc *	6,347	1,185
Ligand Pharmaceuticals Inc *	3,228	427
Lineage Cell Therapeutics Inc *	25,900	65
LivaNova PLC *	11,500	951
MacroGenics Inc *	12,600	297
Madrigal Pharmaceuticals Inc *	1,900	157
Magellan Health Inc *	5,040	477
Magenta Therapeutics Inc *	7,300	47
MannKind Corp *(A)	50,700	243
Maravai LifeSciences Holdings Inc, Cl A *	15,818	936
Marinus Pharmaceuticals Inc *(A)	5,050	62
Masimo Corp *	10,793	2,931
MEDNAX Inc *	16,456	528
Medpace Holdings Inc *	6,200	1,131
MEI Pharma Inc *	16,900	47
MeiraGTx Holdings plc *	4,500	56
Meridian Bioscience Inc *	10,041	203
Merit Medical Systems Inc *	10,975	788
Mersana Therapeutics Inc *	15,600	217
Mesa Laboratories Inc	1,000	267
MiMedx Group Inc *(A)	26,300	388
Mind Medicine MindMed *(A)	77,200	223
Mirati Therapeutics Inc *	8,800	1,494
Mirum Pharmaceuticals Inc *	600	10
Misonix Inc *	1,900	48
ModivCare Inc *	2,658	524
Molecular Templates Inc *	6,300	41
Molina Healthcare Inc *	12,366	3,324
Morphic Holding Inc *	4,500	284
Multiplan *(A)	87,100	523
Mustang Bio Inc *	6,700	20
Myriad Genetics Inc *	16,326	584
NanoString Technologies Inc *	10,000	582

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NantHealth *	5,700	$13
Natera Inc *	18,000	2,132
National HealthCare Corp	2,994	221
National Research Corp, Cl A	3,212	173
Natus Medical Inc *	7,358	195
Nektar Therapeutics, Cl A *	40,700	630
Neogen Corp *	22,412	981
NeoGenomics Inc *	24,200	1,177
Neoleukin Therapeutics Inc *	7,000	57
Neurocrine Biosciences Inc *	20,900	1,990
Neuronetics Inc *	5,300	36
NeuroPace *	1,500	32
Nevro Corp *	7,800	952
NexImmune *	1,400	20
NextGen Healthcare Inc *	11,815	180
NGM Biopharmaceuticals Inc *	5,800	127
Nkarta *	2,774	90
Novavax Inc *	15,868	3,785
Novocure Ltd *	22,500	3,020
Nurix Therapeutics *	7,000	225
NuVasive Inc *	11,078	688
Nuvation Bio *	7,600	70
Oak Street Health Inc *(A)	22,300	1,042
Ocugen *(A)	43,100	327
Ocular Therapeutix Inc *	18,400	194
Olema Pharmaceuticals Inc *	3,000	90
Omeros Corp *(A)	12,300	200
Omnicell Inc *	9,212	1,430
Oncocyte Corp *	17,794	73
Oncorus *	3,100	32
Oncternal Therapeutics *	9,500	43
Ontrak Inc *	1,700	21
OPKO Health Inc *(A)	93,184	360
OptimizeRx Corp *	4,000	265
Option Care Health Inc *	25,627	686
Oramed Pharmaceuticals *(A)	5,700	112
OraSure Technologies Inc *	19,939	218
Organogenesis Holdings Inc, Cl A *	6,021	103
ORIC Pharmaceuticals Inc *	7,100	157
Ortho Clinical Diagnostics Holdings *	19,200	392
Orthofix Medical Inc *	3,940	167
OrthoPediatrics Corp *	2,800	196
Outlook Therapeutics *(A)	18,700	52
Outset Medical Inc *	10,200	503
Owens & Minor Inc	16,439	613
Oyster Point Pharma Inc *	1,400	18
Pacific Biosciences of California Inc *	41,500	1,299
Pacira BioSciences Inc *	9,345	554
Paratek Pharmaceuticals Inc *	10,879	60
Passage Bio *	8,300	100
Patterson Cos Inc	19,200	588
PAVmed Inc *	15,658	114

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pennant Group Inc/The *	6,468	$198
Penumbra Inc *	7,200	1,980
Personalis Inc *	7,700	163
PetIQ Inc, Cl A *	4,700	122
Phathom Pharmaceuticals Inc *	5,900	210
Phibro Animal Health Corp, Cl A	3,700	90
Phreesia Inc *	8,000	572
Pliant Therapeutics *	4,700	86
PMV Pharmaceuticals Inc *	4,700	143
Portage Biotech *	800	16
Poseida Therapeutics *	8,100	70
PPD Inc *	35,900	1,663
Praxis Precision Medicines Inc *	4,000	79
Precigen Inc *(A)	11,400	69
Precision BioSciences Inc *	8,600	108
Prelude Therapeutics *(A)	3,000	107
Premier Inc, Cl A	26,100	970
Prestige Consumer Healthcare Inc *	10,679	613
Privia Health Group Inc *	4,800	143
Progyny Inc *	13,800	771
Prometheus Biosciences *	2,400	52
Protagonist Therapeutics Inc *	9,000	437
Prothena Corp PLC *	7,600	510
Provention Bio *(A)	10,100	68
PTC Therapeutics Inc *	15,600	681
Pulmonx Corp *	4,000	161
Pulse Biosciences Inc *	2,347	61
Puma Biotechnology Inc *	6,700	51
QIAGEN NV *	50,383	2,812
Quanterix Corp *	6,300	322
Quidel Corp *	8,112	1,046
Quotient Ltd *	14,400	44
R1 RCM Inc *	28,100	554
Radius Health Inc *	11,400	158
RadNet Inc *	11,000	346
Rain Therapeutics *	1,600	28
RAPT Therapeutics Inc *	2,600	85
Reata Pharmaceuticals Inc, Cl A *	5,900	628
Recursion Pharmaceuticals, Cl A *(A)	5,400	136
REGENXBIO Inc *	9,300	300
Relay Therapeutics Inc *	12,000	384
Relmada Therapeutics Inc *	3,300	79
Reneo Pharmaceuticals *	1,300	14
Repligen Corp *	11,722	3,317
Replimune Group Inc *	4,200	133
Retractable Technologies *	3,700	48
Revance Therapeutics Inc *	13,500	362
REVOLUTION Medicines Inc *	12,700	369
Rhythm Pharmaceuticals Inc *	7,500	98
Rigel Pharmaceuticals Inc *	37,059	141
Rocket Pharmaceuticals Inc *	8,600	294
Royalty Pharma PLC, Cl A	69,900	2,702

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rubius Therapeutics Inc *	8,800	$191
Sage Therapeutics Inc *	11,100	513
Sana Biotechnology Inc *	6,600	158
Sangamo Therapeutics Inc *	28,370	281
Sarepta Therapeutics Inc *	16,400	1,281
Scholar Rock Holding Corp *	5,400	213
Schrodinger Inc/United States *	9,900	591
Seagen Inc *	29,400	4,927
SeaSpine Holdings Corp *	3,900	65
Seelos Therapeutics *	16,200	36
Seer, Cl A *(A)	3,600	144
Select Medical Holdings Corp	23,565	815
Selecta Biosciences Inc *	16,100	70
Sensei Biotherapeutics *	1,600	17
Senseonics Holdings Inc *(A)	96,400	387
Seres Therapeutics Inc *	12,900	83
Sesen Bio *(A)	44,000	42
Sharps Compliance Corp *	3,900	35
Shattuck Labs *	4,800	101
Shockwave Medical Inc *	7,300	1,564
SI-BONE Inc *	5,900	144
Sientra Inc *	12,898	78
SIGA Technologies Inc *	10,000	65
Sigilon Therapeutics *	1,600	10
Signify Health Inc, Cl A *	5,500	143
Silk Road Medical Inc *	7,600	451
Silverback Therapeutics *	3,100	68
Simulations Plus Inc	3,900	173
SOC Telemed Inc, Cl A *(A)	8,800	24
Solid Biosciences Inc *	1,700	5
Soliton Inc *(A)	1,300	27
Sorrento Therapeutics Inc *(A)	62,400	562
Sotera Health Co *	19,224	470
Spectrum Pharmaceuticals Inc *	45,379	107
Spero Therapeutics Inc *	3,110	60
SpringWorks Therapeutics Inc *	6,300	473
Spruce Biosciences *	1,900	15
SQZ Biotechnologies *	4,900	65
STAAR Surgical Co *	9,778	1,510
Stereotaxis Inc *	10,500	74
Stoke Therapeutics Inc *	3,000	79
Summit Therapeutics *	4,800	38
Supernus Pharmaceuticals Inc *	10,600	292
Surface Oncology *	7,100	45
Surgery Partners Inc *	6,300	310
Surmodics Inc *	2,444	147
Sutro Biopharma Inc *	9,400	204
Syndax Pharmaceuticals Inc *	6,400	112
Syneos Health Inc, Cl A *	21,800	2,023
Syros Pharmaceuticals Inc *	12,700	67
Tabula Rasa HealthCare Inc *(A)	5,000	157
Tactile Systems Technology Inc *	4,900	218

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Talaris Therapeutics *	1,900	$22
Talis Biomedical Corp *	3,100	25
Tandem Diabetes Care Inc *	13,100	1,469
Tarsus Pharmaceuticals *	2,600	69
Taysha Gene Therapies *(A)	6,000	119
TCR2 Therapeutics Inc *	8,300	139
Teladoc Health Inc *	32,240	4,656
Tenet Healthcare Corp *	23,500	1,771
Terns Pharmaceuticals *	1,900	26
TG Therapeutics Inc *	27,300	739
TherapeuticsMD Inc *(A)	50,700	40
Theravance Biopharma Inc *	12,845	107
Tivity Health Inc *(A)	9,768	227
Tonix Pharmaceuticals Holding *	69,800	49
Translate Bio Inc *	14,000	524
TransMedics Group Inc *	6,200	203
Travere Therapeutics Inc *	14,600	319
Treace Medical Concepts Inc *	2,300	58
Trevena Inc *(A)	35,000	46
Trillium Therapeutics *	23,800	410
Triple-S Management Corp, Cl B *	5,850	208
Turning Point Therapeutics Inc *	9,300	716
Twist Bioscience Corp *	9,800	1,109
Ultragenyx Pharmaceutical Inc *	13,500	1,300
United Therapeutics Corp *	9,464	2,034
UroGen Pharma Ltd *(A)	5,300	93
US Physical Therapy Inc	2,626	308
Utah Medical Products Inc	1,300	115
Vanda Pharmaceuticals Inc *	11,800	198
Vapotherm Inc *	4,900	135
Varex Imaging Corp *	7,500	219
Vaxart *(A)	29,300	262
Vaxcyte *(A)	10,800	283
VBI Vaccines Inc *(A)	36,900	133
Veeva Systems Inc, Cl A *	29,993	9,957
Veracyte Inc *	14,400	693
Verastem Inc *	38,800	103
Vericel Corp *	9,900	536
Verrica Pharmaceuticals Inc *(A)	4,500	50
Viemed Healthcare Inc *	8,200	53
ViewRay Inc *	29,700	179
Viking Therapeutics Inc *(A)	21,500	142
Vincerx Pharma *	1,000	16
Vir Biotechnology Inc *	12,800	660
Viracta Therapeutics *(A)	7,800	72
VistaGen Therapeutics *	53,300	162
Vocera Communications Inc *	6,742	327
Vor BioPharma *(A)	2,800	41
WaVe Life Sciences Ltd *	4,000	25
Werewolf Therapeutics *	1,600	28
XBiotech Inc *	4,339	69
Xencor Inc *	13,500	457

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Y-mAbs Therapeutics Inc *	8,800	$271
Zentalis Pharmaceuticals *	7,300	498
ZIOPHARM Oncology Inc *(A)	64,346	105
Zogenix Inc *	13,200	196
Zynex Inc *(A)	3,800	51

		256,716

Industrials — 13.2%
AAON Inc	9,350	637
AAR Corp *	7,429	251
ABM Industries Inc	14,955	741
Acacia Research Corp *	8,749	53
ACCO Brands Corp	22,029	206
Acuity Brands Inc	7,425	1,370
ADT Inc	32,900	282
Advanced Drainage Systems Inc	12,100	1,381
Advent Technologies Holdings *(A)	3,700	27
AECOM *	31,248	2,049
Aerojet Rocketdyne Holdings Inc *	16,679	693
AeroVironment Inc *	5,125	525
AerSale *	1,900	26
AGCO Corp	14,023	1,930
AgEagle Aerial Systems *(A)	14,300	51
Air Lease Corp, Cl A	23,031	915
Air Transport Services Group Inc *	14,036	384
Alamo Group Inc	2,135	331
Albany International Corp, Cl A	6,898	540
Allegiant Travel Co, Cl A *	3,350	645
Allied Motion Technologies Inc	1,950	67
Allison Transmission Holdings Inc, Cl A	22,776	842
Alta Equipment Group *	4,403	58
Altra Industrial Motion Corp	13,789	807
AMERCO *	1,900	1,256
Ameresco Inc, Cl A *	6,579	455
American Superconductor Corp *	7,200	107
American Woodmark Corp *	3,984	281
API Group *	38,500	893
Apogee Enterprises Inc	6,011	258
Applied Industrial Technologies Inc	8,361	743
ArcBest Corp	5,590	373
Arcosa Inc	10,813	550
Argan Inc	2,979	138
Armstrong World Industries Inc	10,177	1,058
Array Technologies Inc *	29,687	566
ASGN Inc *	11,069	1,242
Astec Industries Inc	4,763	291
Astronics Corp *	3,874	52
Astronics Corp, Cl B *	2,395	32
Atkore Inc *	10,100	937
Atlas Air Worldwide Holdings Inc *	5,569	407
Atlas Technical Consultants *	2,900	29
Avis Budget Group Inc *	10,960	995

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Axon Enterprise Inc *	14,169	$2,577
AZEK Co Inc/The, Cl A *	23,600	1,003
AZZ Inc	5,296	284
Babcock & Wilcox Enterprises *	11,900	87
Barnes Group Inc	10,152	484
Barrett Business Services Inc	1,634	127
Beacon Roofing Supply Inc *	11,970	616
Beam Global *(A)	1,900	59
Blink Charging *(A)	8,500	276
Bloom Energy Corp, Cl A *(A)	30,400	651
Blue Bird Corp *	4,392	95
BlueLinx Holdings Inc *	1,900	109
Boise Cascade Co	8,770	507
Booz Allen Hamilton Holding Corp, Cl A	29,165	2,389
Brady Corp, Cl A	10,127	540
BrightView Holdings Inc *	7,800	120
Brink’s Co/The (A)	10,406	813
Builders FirstSource Inc *	45,751	2,438
BWX Technologies Inc	19,924	1,144
Byrna Technologies *	2,300	67
CACI International Inc, Cl A *	5,232	1,347
Caesarstone Ltd	4,600	60
CAI International Inc	3,472	194
Carlisle Cos Inc	11,477	2,419
Casella Waste Systems Inc, Cl A *	11,191	828
CBIZ Inc *	11,445	390
CECO Environmental Corp *	5,647	43
ChargePoint Holdings *(A)	31,300	662
Chart Industries Inc *	7,972	1,502
Cimpress PLC *	4,199	399
CIRCOR International Inc *	3,715	133
Clarivate *	88,400	2,227
Clean Harbors Inc *	10,576	1,085
Colfax Corp *	27,089	1,305
Columbus McKinnon Corp/NY	5,065	233
Comfort Systems USA Inc	8,091	615
Commercial Vehicle Group Inc *	6,900	73
CompX International Inc	400	9
Concrete Pumping Holdings Inc *	3,900	32
Construction Partners Inc, Cl A *	5,600	187
Copa Holdings SA, Cl A *	7,128	536
CoreCivic Inc *‡	24,802	241
Cornerstone Building Brands Inc *	10,719	178
Costamare Inc	11,500	165
CoStar Group Inc *	85,760	7,267
Covanta Holding Corp	27,058	543
Covenant Logistics Group Inc, Cl A *	3,300	80
CRA International Inc	2,105	196
Crane Co	10,629	1,082
CSW Industrials Inc	3,000	398
Curtiss-Wright Corp	8,778	1,069
Custom Truck One Source *(A)	2,800	24

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Daseke Inc *	7,700	$73
Deluxe Corp	10,154	389
Desktop Metal, Cl A *(A)	20,100	167
Donaldson Co Inc	28,146	1,907
Douglas Dynamics Inc	4,622	184
Driven Brands Holdings Inc *	9,100	272
Ducommun Inc *	1,300	69
Dun & Bradstreet Holdings Inc *	34,300	629
DXP Enterprises Inc/TX *	4,162	125
Dycom Industries Inc *	6,707	505
Eagle Bulk Shipping *	1,313	65
Echo Global Logistics Inc *	6,286	207
EMCOR Group Inc	11,487	1,396
Encore Wire Corp	4,403	374
Energy Recovery Inc *	10,200	208
Enerpac Tool Group Corp, Cl A	12,542	316
EnerSys	9,183	777
Ennis Inc	5,288	103
EnPro Industries Inc	4,868	416
Eos Energy Enterprises *(A)	3,800	49
ESCO Technologies Inc	5,477	494
EVI Industries Inc *(A)	1,100	27
Evoqua Water Technologies Corp *	24,840	967
ExOne Co/The *(A)	5,400	133
Exponent Inc	11,072	1,294
Federal Signal Corp	13,147	534
Flowserve Corp	27,200	1,057
Fluor Corp *	32,900	548
Forrester Research Inc *	1,564	74
Forward Air Corp	6,118	539
Franklin Covey Co *	3,304	144
Franklin Electric Co Inc	10,281	874
Frontier Group Holdings *	9,200	141
FTC Solar *	4,100	44
FTI Consulting Inc *	7,168	1,001
FuelCell Energy *(A)	69,600	434
Gates Industrial Corp PLC *	21,200	347
GATX Corp (A)	8,052	738
Genco Shipping & Trading Ltd	7,300	142
Gibraltar Industries Inc *	7,360	550
Global Industrial	2,100	81
GMS Inc *	9,100	450
Gorman-Rupp Co/The	4,077	143
GP Strategies Corp *	2,500	52
Graco Inc	36,005	2,824
GrafTech International Ltd	36,500	404
Granite Construction Inc	11,234	455
Great Lakes Dredge & Dock Corp *	13,280	201
Greenbrier Cos Inc/The	7,123	314
Griffon Corp	9,137	221
GXO Logistics *	20,790	1,700
H&E Equipment Services Inc	7,525	256

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Harsco Corp *	16,828	$307
Hawaiian Holdings Inc *	12,480	252
HC2 Holdings Inc *	10,100	38
Healthcare Services Group Inc	16,039	420
Heartland Express Inc	9,772	164
HEICO Corp	9,618	1,220
HEICO Corp, Cl A	17,482	1,997
Heidrick & Struggles International Inc	4,552	197
Helios Technologies Inc	6,877	561
Herc Holdings Inc *	5,667	745
Heritage-Crystal Clean Inc *	5,100	151
Herman Miller Inc	21,007	883
Hexcel Corp *	17,898	1,015
Hillenbrand Inc	16,180	751
HireQuest	1,100	20
HNI Corp	9,349	354
Hub Group Inc, Cl A *	6,962	489
Hubbell Inc, Cl B	11,589	2,389
Huron Consulting Group Inc *	5,411	267
Hydrofarm Holdings Group *	2,400	121
Hyliion Holdings *(A)	27,400	242
HyreCar *	3,700	42
Hyster-Yale Materials Handling Inc	2,002	117
IAA Inc *	28,929	1,537
ICF International Inc	3,968	372
Ideanomics Inc *(A)	96,300	242
IES Holdings Inc *	1,700	83
Infrastructure and Energy Alternatives *	4,500	58
Insperity Inc	7,724	852
Insteel Industries Inc	3,341	124
Interface Inc, Cl A	14,045	202
ITT Inc	19,263	1,843
JELD-WEN Holding Inc *	17,800	490
JetBlue Airways Corp *	67,981	1,029
John Bean Technologies Corp	6,731	982
Kadant Inc	2,725	570
Kaman Corp	6,573	257
KAR Auction Services Inc *	26,629	450
Karat Packaging *	1,000	23
KBR Inc	30,145	1,174
Kelly Services Inc, Cl A	6,795	132
Kennametal Inc	19,114	711
Kforce Inc	4,537	265
Kimball International Inc, Cl B	7,025	88
Kirby Corp *	12,826	687
Knight-Swift Transportation Holdings Inc, Cl A	34,627	1,798
Korn Ferry	11,358	803
Kratos Defense & Security Solutions Inc *	26,216	648
Landstar System Inc	8,044	1,352
Lawson Products Inc/DE *	1,800	95
Lennox International Inc	7,529	2,524

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lincoln Electric Holdings Inc	12,333	$1,722
Lindsay Corp	2,527	416
Luxfer Holdings PLC	7,600	162
Lydall Inc *	3,632	225
Lyft Inc, Cl A *	60,100	2,861
Macquarie Infrastructure Corp *	15,800	630
Manitowoc Co Inc/The *	6,587	160
ManpowerGroup Inc	11,356	1,379
ManTech International Corp/VA, Cl A	6,422	508
Marten Transport Ltd	14,229	222
Masonite International Corp *	5,300	634
MasTec Inc *	12,062	1,103
Matrix Service Co *	4,781	54
Matson Inc	9,452	748
Matthews International Corp, Cl A	6,813	252
Maxar Technologies Inc	15,324	487
Mayville Engineering Co Inc *	1,500	22
McGrath RentCorp	5,248	366
Mercury Systems Inc *	11,923	601
Meritor Inc *	15,095	358
Mesa Air Group Inc *	7,700	61
Middleby Corp/The *	12,225	2,236
Miller Industries Inc/TN	2,311	86
Mistras Group Inc *	2,697	29
Montrose Environmental Group *	5,300	265
Moog Inc, Cl A	6,524	518
MRC Global Inc *	18,112	149
MSA Safety Inc	7,644	1,245
MSC Industrial Direct Co Inc, Cl A	9,603	809
Mueller Industries Inc	13,408	598
Mueller Water Products Inc, Cl A	33,712	560
MYR Group Inc *	4,079	424
National Presto Industries Inc	1,091	91
Nikola *(A)	43,800	457
NL Industries Inc	2,000	14
NN Inc *	5,587	30
Nordson Corp	12,412	2,962
Northwest Pipe Co *	2,600	67
NOW Inc *	22,300	171
NV5 Global Inc *	2,700	285
nVent Electric PLC	36,700	1,261
Omega Flex Inc	600	91
Oshkosh Corp	15,317	1,755
Owens Corning	23,160	2,213
PAE Inc *	14,000	94
PAM Transportation Services Inc *	1,000	35
Park Aerospace Corp	5,082	74
Park-Ohio Holdings Corp	1,118	29
Parsons Corp *	5,100	181
PGT Innovations Inc *	12,300	261
Pitney Bowes Inc	41,300	309
Plug Power Inc *	107,300	2,796

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Powell Industries Inc	1,364	$35
Preformed Line Products Co	90	6
Primoris Services Corp	13,047	335
Proto Labs Inc *	6,099	452
Quanex Building Products Corp	6,965	164
Radiant Logistics Inc *	12,400	85
Raven Industries Inc *	7,655	447
RBC Bearings Inc *	5,095	1,180
Regal Beloit Corp	8,725	1,304
Resideo Technologies Inc *	30,900	996
Resources Connection Inc	9,581	151
REV Group Inc	8,400	137
Rexnord Corp	25,626	1,557
Romeo Power *(A)	8,900	43
RR Donnelley & Sons Co *	15,200	75
Rush Enterprises Inc, Cl A	9,098	401
Rush Enterprises Inc, Cl B	2,700	114
Ryder System Inc	11,200	890
Safe Bulkers Inc *	12,300	50
Saia Inc *	5,692	1,367
Schneider National Inc, Cl B	11,200	252
Science Applications International Corp	12,476	1,051
Sensata Technologies Holding PLC *	34,800	2,059
Shoals Technologies Group Inc, Cl A *	24,100	785
Shyft Group Inc/The	7,300	321
Simpson Manufacturing Co Inc	9,343	1,057
SiteOne Landscape Supply Inc *	9,900	1,981
SkyWest Inc *	11,322	528
SP Plus Corp *	6,098	198
Spirit AeroSystems Holdings Inc, Cl A	22,475	882
Spirit Airlines Inc *	22,647	556
SPX Corp *	9,194	574
SPX FLOW Inc	9,594	773
Standex International Corp	2,529	251
Steelcase Inc, Cl A	18,357	259
Stem *(A)	14,100	352
Stericycle Inc *	20,400	1,420
Sterling Construction Co Inc *	5,600	129
Sun Country Airlines Holdings *	4,500	146
Sunrun Inc *	42,710	1,890
Team Inc *	5,757	26
Tennant Co	3,838	284
Terex Corp	15,370	785
Tetra Tech Inc	11,242	1,617
Textainer Group Holdings Ltd *	10,353	344
Thermon Group Holdings Inc *	6,882	115
Timken Co/The	13,809	1,016
Titan International Inc *	10,800	90
Titan Machinery Inc *	3,312	95
Toro Co/The	23,800	2,617
TPI Composites Inc *	7,500	272
Transcat Inc *	1,000	68

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TransUnion	42,094	$5,116
Trex Co Inc *	25,660	2,816
TriMas Corp *	9,876	317
TriNet Group Inc *	8,700	801
Trinity Industries Inc	18,542	538
Triton International Ltd	14,884	814
Triumph Group Inc *	13,296	245
TrueBlue Inc *	8,328	228
TuSimple Holdings, Cl A *	8,100	339
Tutor Perini Corp *	8,051	116
Uber Technologies Inc *	352,322	13,790
UFP Industries Inc	12,865	966
UniFirst Corp/MA	3,240	742
Univar Solutions Inc *	35,950	849
Universal Logistics Holdings Inc	700	15
Upwork Inc *	25,000	1,118
US Ecology Inc *	6,440	231
US Xpress Enterprises Inc, Cl A *	5,300	46
Valmont Industries Inc	4,514	1,123
Vectrus Inc *	2,679	135
Veritiv Corp *	3,499	314
Vertiv Holdings Co, Cl A	60,300	1,699
Viad Corp *	4,271	184
Vicor Corp *	4,200	518
View *(A)	21,600	108
Virgin Galactic Holdings Inc *(A)	31,100	843
VSE Corp	2,000	100
Wabash National Corp	11,741	182
Watsco Inc	7,259	2,021
Watts Water Technologies Inc, Cl A	5,856	1,005
Welbilt Inc *	27,950	654
Werner Enterprises Inc	13,390	631
WESCO International Inc *	9,265	1,084
Willdan Group Inc *	1,300	49
Willis Lease Finance Corp *	1,000	38
WillScot Mobile Mini Holdings Corp, Cl A *	39,911	1,181
Woodward Inc	12,342	1,493
XPO Logistics Inc *	20,790	1,807
Yellow *	10,800	66

		232,899

Information Technology — 24.5%
3D Systems Corp *	25,947	790
8x8 Inc *	23,414	565
908 Devices *	1,800	65
A10 Networks Inc *	9,800	136
ACI Worldwide Inc *	25,212	813
ADTRAN Inc	9,897	204
Advanced Energy Industries Inc	8,219	741
Aeva Technologies *(A)	5,300	52
Agilysys Inc *	5,000	284
Akoustis Technologies Inc *(A)	8,400	83

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Alarm.com Holdings Inc *	9,800	$826
Alkami Technology Inc *	1,500	43
Allegro MicroSystems Inc *	9,500	285
Alliance Data Systems Corp	10,700	1,050
Alpha & Omega Semiconductor Ltd *	5,600	163
Altair Engineering Inc, Cl A *	9,800	725
Alteryx Inc, Cl A *	12,500	925
Ambarella Inc *	7,445	771
Amdocs Ltd	28,768	2,216
American Software Inc/GA, Cl A	8,672	220
Amkor Technology Inc	21,838	600
Anaplan Inc *	30,100	1,805
Appfolio Inc, Cl A *	4,400	520
Appian Corp, Cl A *(A)	8,400	900
Arlo Technologies Inc *	13,252	82
Arrow Electronics Inc *	16,425	1,991
Asana, Cl A *	16,100	1,216
Aspen Technology Inc *	15,067	1,951
Atlassian Corp PLC, Cl A *	28,941	10,623
Atomera *(A)	3,500	86
Avalara Inc *	18,179	3,267
Avaya Holdings Corp *	17,842	360
Aviat Networks *	2,100	74
Avid Technology Inc *	7,722	199
Avnet Inc	21,299	862
Axcelis Technologies Inc *	7,150	355
AXT Inc *	6,600	61
Badger Meter Inc	6,824	731
Belden Inc	9,623	551
Benchmark Electronics Inc	5,530	149
Benefitfocus Inc *	5,300	64
Bentley Systems, Cl B (A)	28,900	1,864
BigCommerce Holdings Inc *	10,700	637
Bill.com Holdings Inc *	16,377	4,494
Black Knight Inc *	33,637	2,545
Blackbaud Inc *	10,355	722
Blackline Inc *	11,500	1,255
BM Technologies Inc *	1,149	11
Bottomline Technologies DE Inc *	9,871	417
Box Inc, Cl A *	31,500	812
Brightcove Inc *	9,610	109
Brooks Automation Inc	15,303	1,300
BTRS Holdings Inc *	12,400	135
C3.ai Inc, Cl A *(A)	3,800	196
CalAmp Corp *	8,156	93
Calix Inc *	11,745	547
Cambium Networks Corp *	1,999	75
Cantaloupe *	14,900	153
Casa Systems Inc *	2,800	20
Cass Information Systems Inc	3,154	142
CDK Global Inc	25,500	1,061
Cerence Inc *(A)	8,110	879

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ceridian HCM Holding Inc *	27,700	$3,112
CEVA Inc *	5,138	248
ChannelAdvisor Corp *	5,900	151
Ciena Corp *	34,486	1,970
Cirrus Logic Inc *	12,395	1,037
Cleanspark *(A)	8,900	123
Clearfield Inc *	1,400	63
Cloudera Inc *	48,668	775
Cloudflare Inc, Cl A *(A)	55,100	6,653
CMC Materials Inc	6,205	823
Cognex Corp	36,616	3,245
Coherent Inc *	5,153	1,302
Cohu Inc *	10,336	369
CommScope Holding Co Inc *	43,100	681
CommVault Systems Inc *	8,984	727
Comtech Telecommunications Corp	4,332	111
Concentrix Corp *	9,481	1,644
Conduent Inc *	39,300	287
Cornerstone OnDemand Inc *	13,899	796
Corsair Gaming *(A)	5,200	151
Coupa Software Inc *	16,100	3,941
Cree Inc *	24,723	2,101
Crowdstrike Holdings Inc, Cl A *	35,121	9,869
CSG Systems International Inc	7,017	338
CTS Corp	7,545	265
Daktronics Inc *	4,580	28
Datadog Inc, Cl A *	49,755	6,856
Datto Holding Corp *(A)	5,200	133
Dell Technologies Inc, Cl C *	60,190	5,866
Diebold Nixdorf Inc *	14,133	154
Digi International Inc *	5,201	114
Digimarc Corp *(A)	2,076	61
Digital Turbine Inc *	18,000	1,052
DigitalOcean Holdings Inc *	3,400	210
Diodes Inc *	9,342	905
DocuSign Inc, Cl A *	41,680	12,347
Dolby Laboratories Inc, Cl A	13,804	1,368
Domo Inc, Cl B *	6,432	576
DoubleVerify Holdings *	4,000	145
Dropbox Inc, Cl A *	65,400	2,074
DSP Group Inc *	7,900	173
Duck Creek Technologies Inc *	15,400	718
Dynatrace Inc *	40,800	2,804
DZS *	1,900	26
E2open Parent Holdings Inc *	11,600	139
Ebix Inc (A)	5,725	165
EchoStar Corp, Cl A *	8,903	240
eGain Corp *	4,900	58
Elastic NV *	14,600	2,329
EMCORE Corp *	7,800	58
Entegris Inc	28,889	3,471
Envestnet Inc *	11,852	947

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
EPAM Systems Inc *	11,800	$7,467
ePlus Inc *	3,288	356
Euronet Worldwide Inc *	10,888	1,451
Everbridge Inc *	8,200	1,287
EVERTEC Inc	13,000	601
Evo Payments Inc, Cl A *	10,400	265
ExlService Holdings Inc *	7,023	865
Extreme Networks Inc *	26,987	292
Fabrinet *	8,215	846
Fair Isaac Corp *	5,991	2,754
FARO Technologies Inc *	4,508	311
Fastly Inc, Cl A *(A)	22,900	998
FireEye Inc *	50,300	915
First Solar Inc *	22,700	2,134
Five9 Inc *	14,300	2,263
FormFactor Inc *	17,719	689
Genpact Ltd	40,850	2,119
Globant SA *	8,700	2,804
GoDaddy Inc, Cl A *	35,945	2,635
GreenBox POS *(A)	3,700	36
GreenSky, Cl A *	14,700	117
Grid Dynamics Holdings Inc *	4,400	118
GTY Technology Holdings Inc *	11,200	83
Guidewire Software Inc *	18,669	2,212
Hackett Group Inc/The	3,300	65
Harmonic Inc *	20,694	191
HubSpot Inc *	9,773	6,689
I3 Verticals Inc, Cl A *	3,600	104
IBEX Holdings *	1,200	22
Ichor Holdings Ltd *	6,600	292
Identiv *	4,400	78
II-VI Inc *	23,339	1,470
Impinj Inc *	3,600	210
Infinera Corp *(A)	36,984	313
Inseego Corp *(A)	21,400	180
Insight Enterprises Inc *	7,498	771
Intelligent Systems Corp *(A)	2,700	104
InterDigital Inc	6,617	477
International Money Express Inc *	4,600	84
Iteris Inc *	12,600	72
Itron Inc *	9,611	807
J2 Global Inc *	9,257	1,275
Jabil Inc	32,400	2,002
Jamf Holding Corp *	10,300	362
JFrog Ltd *(A)	11,500	442
Kimball Electronics Inc *	4,393	106
Knowles Corp *	20,300	406
Kopin Corp *(A)	20,100	118
Kulicke & Soffa Industries Inc	13,400	941
KVH Industries Inc *	1,997	21
Lattice Semiconductor Corp *	28,962	1,799
Limelight Networks Inc *	27,600	75

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Littelfuse Inc	5,131	$1,464
LivePerson Inc *	14,191	910
LiveRamp Holdings Inc *	13,874	680
Lumentum Holdings Inc *	15,870	1,375
Luna Innovations *	1,600	17
MACOM Technology Solutions Holdings Inc *	10,625	645
Manhattan Associates Inc *	14,080	2,295
Marathon Digital Holdings *(A)	21,200	861
Marvell Technology Inc	176,512	10,801
Maximus Inc	13,116	1,142
MaxLinear Inc, Cl A *	15,344	801
McAfee Corp, Cl A	10,000	266
Medallia Inc *	22,000	743
Meta Materials *(A)	16,350	76
Methode Electronics Inc	8,684	404
MicroStrategy Inc, Cl A *(A)	1,653	1,148
MicroVision *(A)	35,100	517
Mimecast Ltd *	13,000	908
Mitek Systems Inc *	9,100	204
MKS Instruments Inc	12,323	1,814
Model N Inc *	7,600	258
Momentive Global *	27,400	537
MoneyGram International Inc *	18,900	170
MongoDB Inc, Cl A *	11,600	4,545
N-Able *	16,750	227
Napco Security Technologies Inc *	4,200	164
National Instruments Corp	28,167	1,178
nCino Inc *	10,100	626
NCR Corp *	27,383	1,163
NeoPhotonics Corp *	7,500	70
NETGEAR Inc *	6,692	239
NetScout Systems Inc *	15,258	418
New Relic Inc *	12,300	984
nLight Inc *	10,600	293
Novanta Inc *	7,562	1,159
Nuance Communications Inc *	62,771	3,456
Nutanix Inc, Cl A *	41,300	1,524
NVE Corp	694	49
Okta Inc, Cl A *	27,204	7,171
ON Semiconductor Corp *	92,600	4,108
ON24 *	2,100	48
OneSpan Inc *	7,554	146
Onto Innovation Inc *	10,372	769
OSI Systems Inc *	4,068	403
Ouster *(A)	6,200	52
PagerDuty Inc *	17,315	741
Palantir Technologies, Cl A *	355,700	9,369
Palo Alto Networks Inc *	20,885	9,629
PAR Technology Corp *	5,200	353
Paya Holdings *	20,400	197
Paylocity Holding Corp *	8,400	2,261

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Paysafe *(A)	68,000	$575
PC Connection Inc	2,231	108
PDF Solutions Inc *	6,753	152
Pegasystems Inc	8,736	1,202
Perficient Inc *	7,200	858
Photronics Inc *	13,129	198
Ping Identity Holding Corp *	11,100	288
Plantronics Inc *	7,169	214
Plexus Corp *	6,028	554
Power Integrations Inc	12,878	1,399
Priority Technology Holdings Inc *	1,600	10
Progress Software Corp	9,458	440
Proofpoint Inc *	12,600	2,218
PROS Holdings Inc *	9,399	406
Pure Storage Inc, Cl A *	57,300	1,480
Q2 Holdings Inc *	11,400	1,004
QAD Inc, Cl A	2,900	252
Qualys Inc *	7,300	857
Quantum *	10,200	64
Rackspace Technology Inc *	11,600	162
Rambus Inc *	24,010	571
Rapid7 Inc *	11,600	1,410
Rekor Systems *	6,700	73
Repay Holdings, Cl A *	17,400	400
Ribbon Communications Inc *	13,520	88
Rimini Street Inc *	4,900	47
RingCentral Inc, Cl A *	17,700	4,465
Riot Blockchain *(A)	18,700	698
Rogers Corp *	3,993	848
Sabre Corp *	73,500	825
Sailpoint Technologies Holdings Inc *	19,300	904
Sanmina Corp *	14,166	559
Sapiens International Corp NV	6,100	174
ScanSource Inc *	7,196	256
SecureWorks Corp, Cl A *	2,000	41
Semtech Corp *	13,475	942
Shift4 Payments Inc, Cl A *	9,400	806
ShotSpotter Inc *	1,400	56
Silicon Laboratories Inc *(A)	9,882	1,558
SiTime Corp *	2,800	596
SkyWater Technology *	1,700	57
SMART Global Holdings Inc *	1,900	92
Smartsheet Inc, Cl A *	26,800	2,132
Smith Micro Software Inc *	9,500	47
Snowflake Inc, Cl A *	26,200	7,974
SolarWinds *	6,050	103
Splunk Inc *	36,022	5,507
Sprout Social Inc, Cl A *	9,600	1,167
SPS Commerce Inc *	7,658	1,038
Square Inc, Cl A *	85,209	22,842
SS&C Technologies Holdings Inc	49,318	3,731
StarTek Inc *	4,000	24

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
StoneCo Ltd, Cl A *	47,400	$2,206
Sumo Logic Inc *	18,700	390
SunPower Corp, Cl A *(A)	18,336	395
Super Micro Computer Inc *	10,600	387
Switch Inc, Cl A	27,300	677
Synaptics Inc *	7,687	1,459
SYNNEX Corp	8,681	1,103
Telos *	4,000	132
Tenable Holdings Inc *	19,700	874
Teradata Corp *	22,800	1,247
Trade Desk Inc/The, Cl A *	93,900	7,517
TTEC Holdings Inc	3,927	414
TTM Technologies Inc *	21,487	301
Tucows Inc, Cl A *(A)	1,800	133
Turtle Beach Corp *	4,000	114
Twilio Inc, Cl A *	35,342	12,616
Ubiquiti Inc	1,400	456
Ultra Clean Holdings Inc *	8,952	414
Unisys Corp *	14,083	341
Unity Software Inc *	32,400	4,107
Universal Display Corp	9,651	2,013
Upland Software Inc *	5,700	222
Varonis Systems Inc, Cl B *	22,600	1,560
Veeco Instruments Inc *	9,910	226
Velodyne Lidar *(A)	17,700	117
Verint Systems Inc *	15,150	676
Veritone *	5,500	115
Verra Mobility Corp, Cl A *	30,500	473
Viant Technology, Cl A *	2,600	36
Viasat Inc *	13,856	716
Viavi Solutions Inc *	48,800	795
VirnetX Holding Corp *	20,442	92
Vishay Intertechnology Inc	30,417	668
Vishay Precision Group Inc *	3,164	118
VMware Inc, Cl A *(A)	17,317	2,578
Vonage Holdings Corp *	53,020	748
Vontier Corp	36,300	1,320
WEX Inc *	9,976	1,831
Wix.com Ltd *	11,700	2,598
Workday Inc, Cl A *	40,366	11,026
Workiva Inc, Cl A *	9,200	1,291
Xerox Holdings Corp	32,000	720
Xperi Holding Corp	22,450	480
Yext Inc *	25,100	339
Zendesk Inc *	25,923	3,204
Zix Corp *	11,213	87
Zoom Video Communications Inc, Cl A *	46,621	13,497
Zscaler Inc *	17,000	4,732

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zuora Inc, Cl A *	22,200	$377

		431,552

Materials — 3.7%
AdvanSix Inc *	5,900	215
Alcoa Corp *	40,100	1,779
Allegheny Technologies Inc *	30,100	538
American Vanguard Corp	8,099	124
Amyris Inc *	37,000	557
AptarGroup Inc	14,666	1,977
Arconic Corp *	23,600	814
Ardagh Group SA, Cl A	5,500	144
Ashland Global Holdings Inc	11,808	1,076
Avient Corp	19,432	1,012
Axalta Coating Systems Ltd *	43,700	1,335
Balchem Corp	6,688	939
Berry Global Group Inc *	30,141	2,025
Cabot Corp	12,532	669
Carpenter Technology Corp	9,901	330
Century Aluminum Co *	12,297	158
Chase Corp	1,500	172
Chemours Co/The	35,300	1,183
Clearwater Paper Corp *	2,951	96
Cleveland-Cliffs Inc *(A)	101,660	2,386
Coeur Mining Inc *	53,861	380
Commercial Metals Co	25,641	836
Compass Minerals International Inc	7,340	491
Constellium, Cl A *	27,400	554
Crown Holdings Inc	27,851	3,058
Danimer Scientific *	15,800	309
Diversey Holdings *	12,800	224
Domtar Corp *	10,350	567
Eagle Materials Inc	8,783	1,378
Ecovyst *	12,200	159
Element Solutions Inc	49,700	1,130
Ferro Corp *	17,505	364
Forterra Inc *	5,600	129
FutureFuel Corp	3,876	31
Gatos Silver *	7,500	108
GCP Applied Technologies Inc *	12,924	308
Glatfelter	8,571	135
Graphic Packaging Holding Co	60,617	1,244
Greif Inc, Cl A	5,419	343
Greif Inc, Cl B	1,300	80
Hawkins Inc	3,546	134
Haynes International Inc	2,823	111
HB Fuller Co	11,133	752
Hecla Mining Co	117,868	725
Huntsman Corp	45,224	1,195
Ingevity Corp *	8,600	691
Innospec Inc	5,213	488
Intrepid Potash *	1,960	61

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kaiser Aluminum Corp	3,754	$474
Koppers Holdings Inc *	4,473	147
Kraton Corp *	7,080	298
Kronos Worldwide Inc	3,484	46
Livent Corp *	33,000	821
Louisiana-Pacific Corp	21,342	1,354
Marrone Bio Innovations *	12,500	12
Materion Corp	4,274	312
Minerals Technologies Inc	7,524	592
MP Materials *(A)	16,300	547
Myers Industries Inc	7,018	160
Neenah Inc	3,393	171
NewMarket Corp	1,397	489
Novagold Resources Inc *	55,300	400
O-I Glass Inc, Cl I *	33,800	511
Olin Corp	30,816	1,536
Olympic Steel Inc	1,927	53
Orion Engineered Carbons SA *	14,400	254
Pactiv Evergreen Inc	8,700	120
Perpetua Resources *	5,700	29
PolyMet Mining *	6,200	21
PureCycle Technologies *(A)	8,200	121
Quaker Chemical Corp (A)	2,934	760
Ranpak Holdings Corp, Cl A *	6,900	212
Rayonier Advanced Materials Inc *	9,817	69
Reliance Steel & Aluminum Co	14,138	2,121
Royal Gold Inc	14,702	1,637
RPM International Inc	28,288	2,328
Ryerson Holding Corp	1,400	32
Schnitzer Steel Industries Inc, Cl A	5,456	258
Schweitzer-Mauduit International Inc	8,138	311
Scotts Miracle-Gro Co/The, Cl A	8,759	1,374
Sensient Technologies Corp	9,035	785
Silgan Holdings Inc	18,060	766
Sonoco Products Co	21,521	1,405
Southern Copper Corp	18,129	1,135
Steel Dynamics Inc	44,437	2,999
Stepan Co	4,625	544
Summit Materials Inc, Cl A *	25,706	866
SunCoke Energy Inc	14,846	103
TimkenSteel Corp *	7,904	108
Tredegar Corp	5,341	71
Trinseo SA	8,900	462
Tronox Holdings PLC	24,400	516
UFP Technologies Inc *	1,800	126
United States Lime & Minerals Inc	400	58
United States Steel Corp	57,400	1,535
Valhi	500	12
Valvoline Inc	38,836	1,171
Verso Corp	8,300	158
W R Grace & Co *	12,124	844
Warrior Met Coal Inc	12,600	282

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Westlake Chemical Corp	7,110	$621
Worthington Industries Inc	7,402	429
Zymergen *(A)	4,700	62

		66,142

Real Estate — 6.9%
Acadia Realty Trust ‡	20,139	427
Agree Realty Corp ‡	14,347	1,070
Alexander & Baldwin Inc ‡	16,191	338
Alexander’s Inc ‡	488	130
American Assets Trust Inc ‡	10,691	426
American Campus Communities Inc ‡	30,562	1,554
American Finance Trust Inc ‡	26,000	224
American Homes 4 Rent, Cl A ‡	61,700	2,588
Americold Realty Trust ‡	54,100	1,988
Apartment Income ‡	33,500	1,702
Apartment Investment and Management Co, Cl A *‡	30,100	216
Apple Hospitality Inc ‡	44,900	664
Armada Hoffler Properties Inc ‡	13,800	185
Ashford Hospitality Trust *‡(A)	3,050	47
Braemar Hotels & Resorts Inc *‡	9,500	48
Brandywine Realty Trust ‡	37,039	514
Brixmor Property Group Inc ‡	61,900	1,452
Broadstone Net Lease Inc, Cl A ‡	31,200	855
BRT Apartments Corp ‡	2,400	47
Camden Property Trust ‡	20,238	3,036
CareTrust Inc ‡	22,653	498
CatchMark Timber Trust Inc, Cl A ‡	7,800	90
Centerspace ‡	2,603	263
Chatham Lodging Trust *‡	13,735	165
City Office Inc ‡	11,000	176
Clipper Realty Inc ‡	3,500	29
Columbia Property Trust Inc ‡	24,600	411
Community Healthcare Trust Inc ‡	5,400	262
CorePoint Lodging Inc *‡	8,250	119
CoreSite Realty Corp ‡	9,173	1,361
Corporate Office Properties Trust ‡	24,130	680
Cousins Properties Inc ‡	31,845	1,228
CTO Realty Growth ‡	618	35
CubeSmart ‡	43,022	2,302
Cushman & Wakefield PLC *	24,000	435
CyrusOne Inc ‡	26,229	2,019
DiamondRock Hospitality Co *‡	44,907	406
DigitalBridge Group *‡(A)	102,094	704
Diversified Healthcare Trust ‡	55,107	207
Douglas Emmett Inc ‡	34,785	1,148
Easterly Government Properties Inc, Cl A ‡	17,800	380
EastGroup Properties Inc ‡	8,485	1,529
Empire State Realty Trust Inc, Cl A ‡	30,700	315
EPR Properties ‡	15,451	784
Equity Commonwealth *‡	25,044	660

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Equity LifeStyle Properties Inc ‡	37,364	$3,179
Essential Properties Realty Trust Inc ‡	25,600	830
eXp World Holdings Inc	12,200	559
Farmland Partners Inc ‡	9,000	110
Fathom Holdings *	1,100	31
First Industrial Realty Trust Inc ‡	27,653	1,548
Forestar Group Inc *	2,567	53
Four Corners Property Trust Inc ‡	16,319	467
Franklin Street Properties Corp ‡	11,796	57
FRP Holdings Inc *	838	48
Gaming and Leisure Properties Inc ‡	49,031	2,417
GEO Group Inc/The *‡(A)	30,685	238
Getty Realty Corp ‡	9,189	291
Gladstone Commercial Corp ‡	8,919	202
Gladstone Land Corp ‡	6,000	141
Global Medical Inc ‡	8,900	137
Global Net Lease Inc ‡	22,333	380
Healthcare Realty Trust Inc ‡	30,255	909
Healthcare Trust of America Inc, Cl A ‡	45,550	1,381
Hersha Hospitality Trust, Cl A *‡	9,019	85
Highwoods Properties Inc ‡	21,468	981
Howard Hughes Corp/The *	8,817	798
Hudson Pacific Properties Inc ‡	30,670	809
Independence Realty Trust Inc ‡	21,301	436
Indus Realty Trust ‡	203	14
Industrial Logistics Properties Trust ‡	15,409	423
Innovative Industrial Properties Inc, Cl A ‡(A)	4,900	1,205
Invitation Homes Inc ‡	124,781	5,138
iStar Inc ‡(A)	16,418	434
JBG SMITH Properties ‡	26,600	801
Jones Lang LaSalle Inc *	11,347	2,751
Kennedy-Wilson Holdings Inc	25,929	570
Kilroy Realty Corp ‡	25,943	1,703
Kite Realty Group Trust ‡	17,955	364
Lamar Advertising Co, Cl A ‡	19,197	2,185
Lexington Realty Trust, Cl B ‡	58,590	793
Life Storage Inc ‡	16,339	2,033
LTC Properties Inc ‡	9,217	318
Macerich Co ‡	43,245	739
Mack-Cali Realty Corp *‡	18,267	327
Marcus & Millichap Inc *	5,100	200
Medical Properties Trust Inc ‡	128,462	2,631
Monmouth Real Estate Investment Corp, Cl A ‡	22,546	428
National Health Investors Inc ‡	9,364	560
National Retail Properties Inc ‡	39,043	1,859
National Storage Affiliates Trust ‡	17,100	979
NETSTREIT Corp ‡	6,900	178
New Senior Investment Group Inc ‡	16,600	145
Newmark Group Inc, Cl A	34,005	463
NexPoint Residential Trust Inc ‡	4,900	317

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Office Properties Income Trust ‡	10,391	$276
Omega Healthcare Investors Inc ‡	52,457	1,759
One Liberty Properties Inc ‡	2,562	82
Opendoor Technologies *(A)	75,000	1,330
Outfront Media Inc ‡	31,109	770
Paramount Group Inc ‡	39,000	345
Park Hotels & Resorts Inc *‡	50,459	966
Pebblebrook Hotel Trust ‡	28,025	617
Physicians Realty Trust ‡	47,900	887
Piedmont Office Realty Trust Inc, Cl A ‡	27,066	482
Plymouth Industrial Inc ‡	8,200	193
Postal Realty Trust, Cl A ‡	2,600	51
PotlatchDeltic Corp ‡	14,112	733
Preferred Apartment Communities Inc, Cl A ‡	11,600	145
PS Business Parks Inc ‡	4,328	680
Rafael Holdings Inc, Cl B *‡	1,600	67
Rayonier Inc ‡	29,653	1,091
RE/MAX Holdings Inc, Cl A	3,200	107
Realogy Holdings Corp *	25,102	441
Redfin Corp *(A)	21,100	1,025
Retail Opportunity Investments Corp ‡	24,959	451
Retail Properties of America Inc, Cl A ‡	48,903	646
Retail Value Inc ‡	3,344	84
Rexford Industrial Realty Inc ‡	28,800	1,784
RLJ Lodging Trust ‡	35,054	506
RMR Group Inc/The, Cl A	4,170	193
RPT Realty ‡	16,337	211
Ryman Hospitality Properties Inc *‡	11,760	977
Sabra Health Care Inc ‡	47,520	760
Safehold Inc ‡	3,700	332
Saul Centers Inc ‡	2,144	99
Seritage Growth Properties *‡(A)	7,500	121
Service Properties Trust ‡	38,741	443
SITE Centers Corp ‡	36,607	590
SL Green Realty Corp ‡	15,100	1,058
Spirit Realty Capital Inc ‡	24,613	1,274
St Joe Co/The	8,100	375
STAG Industrial Inc ‡	34,356	1,452
STORE Capital Corp ‡	54,500	1,966
Summit Hotel Properties Inc *‡	21,429	200
Sun Communities Inc ‡	24,321	4,900
Sunstone Hotel Investors Inc *‡	46,038	534
Tanger Factory Outlet Centers Inc ‡(A)	23,549	394
Tejon Ranch Co *	6,376	123
Terreno Realty Corp ‡	14,663	980
UMH Properties Inc ‡	8,300	197
Uniti Group Inc ‡	43,060	563
Universal Health Realty Income Trust ‡	3,116	185
Urban Edge Properties ‡	24,800	470
Urstadt Biddle Properties Inc, Cl A ‡	6,156	117
VEREIT Inc ‡	49,100	2,481

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VICI Properties Inc ‡	118,300	$3,657
Washington ‡	18,113	455
Whitestone, Cl B ‡	7,077	69
WP Carey Inc ‡	37,800	2,953
Xenia Hotels & Resorts Inc *‡	25,700	448

		121,457

Utilities — 1.9%
ALLETE Inc	11,270	760
American States Water Co	7,874	726
Artesian Resources Corp, Cl A	2,184	86
Avangrid Inc (A)	12,950	708
Avista Corp	14,852	622
Black Hills Corp	13,102	921
Brookfield Infrastructure Corp, Cl A (A)	7,700	490
Brookfield Renewable Corp, Cl A	26,713	1,170
Cadiz Inc *	4,300	58
California Water Service Group	11,241	714
Chesapeake Utilities Corp	3,815	499
Clearway Energy Inc, Cl A	7,000	208
Clearway Energy Inc, Cl C	18,300	574
Essential Utilities Inc	49,737	2,468
Global Water Resources Inc	2,800	56
Hawaiian Electric Industries Inc	22,058	962
IDACORP Inc	10,524	1,109
MDU Resources Group Inc	42,832	1,378
MGE Energy Inc	8,214	661
Middlesex Water Co	4,001	438
National Fuel Gas Co	18,288	947
New Jersey Resources Corp	20,594	769
Northwest Natural Holding Co	6,576	338
NorthWestern Corp	10,846	690
OGE Energy Corp	44,576	1,578
ONE Gas Inc	11,300	812
Ormat Technologies Inc (A)	9,934	707
Otter Tail Corp	9,546	524
PG&E Corp *	323,800	2,969
PNM Resources Inc	18,317	907
Portland General Electric Co	18,700	960
Pure Cycle Corp *	5,900	88
SJW Group	6,264	434
South Jersey Industries Inc	22,596	561
Southwest Gas Holdings Inc	12,441	875
Spire Inc	10,803	721
Sunnova Energy International Inc *	18,900	684
UGI Corp	46,296	2,144
Unitil Corp	3,058	152
Via Renewables, Cl A	2,000	22
Vistra Corp	106,968	2,042

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
York Water Co/The	2,352	$121

		33,653

Total Common Stock (Cost $1,035,983) ($ Thousands)		1,753,508

	Number of Rights

RIGHTS — 0.0%
NewStar Financial Inc CVR *‡‡(C)	3,393	1
Media General Inc CVR *‡‡(C)	20,200	–
Tobira Therapeutics CVR *‡‡(C)	2,300	–

Total Rights (Cost $—) ($ Thousands)		1

	Shares

AFFILIATED PARTNERSHIP — 4.3%
SEI Liquidity Fund, L.P. 0.010% **†(D)	74,525,421	74,536

Total Affiliated Partnership (Cost $74,526) ($ Thousands)		74,536

CASH EQUIVALENT — 0.5%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	9,674,255	9,674

Total Cash Equivalent (Cost $9,674) ($ Thousands)		9,674

Total Investments in Securities — 104.3% (Cost $1,120,183) ($ Thousands)		$1,837,719

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Extended Market Index Fund (Concluded)

A list of open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	58	Sep-2021	$6,738	$6,587	$(151)
S&P Mid Cap 400 Index E-MINI	20	Sep-2021	5,440	5,504	64

			$12,178	$12,091	$(87)

Percentages are based on Net Assets of $1,761,957 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $74,631 ($ Thousands).
(B)	Security is a Master Limited Partnership. At August 31, 2021, such securities amounted to $1,172 ($ Thousands), or 0.1% of the Net Assets of the Fund.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $74,536 ($ Thousands).

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	1,753,508	–	–	1,753,508
Rights	–	–	1	1
Affiliated Partnership	–	74,536	–	74,536
Cash Equivalent	9,674	–	–	9,674

Total Investments in Securities	1,763,182	74,536	1	1,837,719

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	64	–	–	64
Unrealized Depreciation	(151)	–	–	(151)

Total Other Financial Instruments	(87)	–	–	(87)

*Futures contracts are valued at the unrealized appreciation/(depreciaton) on the instrument.

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Investments Co	$1,682	$93	$(225)	$71	$(87)	$1,534	24,419	$10	$—
SEI Liquidity Fund, L.P.	90,850	85,532	(101,837)	1	(10)	74,536	74,525,421	135	—
SEI Daily Income Trust, Government Fund, Cl F	7,519	98,030	(95,875)	—	—	9,674	9,674,255	—	—

Totals	$100,051	$183,655	$(197,937)	$72	$(97)	$85,744		$145	$—

Amounts designated as “—” are $0 or have been rounded to $0.

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.2%

Communication Services — 2.4%
Advantage Solutions Inc *	18,205	$158
AMC Networks Inc, Cl A *	9,100	433
Anterix Inc *	4,402	260
ATN International Inc	650	30
Boston Omaha Corp, Cl A *	2,263	81
Cable One Inc	119	250
Cars.com Inc *	10,960	139
Cogent Communications Holdings Inc	2,250	163
Consolidated Communications Holdings Inc *	253	2
DHI Group Inc *	37,500	169
Entercom Communications Corp, Cl A *	54,900	195
Gannett Co Inc *	42,640	271
Genius Sports Ltd *(A)	21,955	450
Globalstar Inc *	106,433	212
Gray Television Inc	22,600	514
Hemisphere Media Group Inc, Cl A *	7,089	87
iHeartMedia Inc, Cl A *	8,393	209
Iridium Communications Inc *	11,081	493
Liberty Latin America Ltd, Cl A *	13,187	188
Madison Square Garden Entertainment Corp *	4,797	385
MediaAlpha Inc, Cl A *	2,790	62
Nexstar Media Group Inc, Cl A	3,600	539
Ooma Inc *	10,368	197
QuinStreet Inc *	14,298	256
TechTarget Inc *	1,550	131
Telephone and Data Systems Inc	12,000	244
TrueCar Inc *	42,657	179
United States Cellular Corp *	900	29
WideOpenWest Inc *	12,050	256

		6,582

Consumer Discretionary — 13.7%
1-800-Flowers.com Inc, Cl A *(A)	11,174	355
Aaron’s Co Inc/The	7,900	209
Academy Sports & Outdoors Inc *	11,590	513
American Axle & Manufacturing Holdings Inc *	41,900	372
American Eagle Outfitters Inc	33,250	1,015
American Outdoor Brands Inc *	8,615	240
American Public Education Inc *	15,428	406
America’s Car-Mart Inc/TX *	1,656	214
Arko Corp *	10,210	106
AutoNation Inc *	2,296	250
Bally’s Corp *	14,560	731
Beazer Homes USA Inc *	19,234	360
Big Lots Inc	7,300	355
Biglari Holdings Inc, Cl B *	987	173
Bluegreen Vacations Holding Corp, Cl A *	4,065	93
Boot Barn Holdings Inc *	12,938	1,155

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Buckle Inc/The	6,012	$233
Caleres Inc	2,820	69
CarParts.com Inc *	7,037	122
Carriage Services Inc, Cl A	20,671	956
Cato Corp/The, Cl A	12,370	213
Century Casinos Inc *	8,950	120
Chuy’s Holdings Inc *	5,813	188
Citi Trends Inc *	1,090	94
Columbia Sportswear Co	410	42
Conn’s Inc *	8,029	197
Container Store Group Inc/The *	18,900	219
Core-Mark Holding Co Inc	2,050	94
Crocs Inc *	2,800	400
Dana Inc	19,000	442
Del Taco Restaurants Inc	9,859	87
Dick’s Sporting Goods Inc	8,048	1,133
Dillard’s Inc, Cl A	180	34
Dorman Products Inc *	1,160	109
El Pollo Loco Holdings Inc *	23,785	431
Ethan Allen Interiors Inc	32,180	773
Everi Holdings Inc *	12,178	277
Fiesta Restaurant Group Inc *	12,014	144
Five Below Inc *	150	32
Fox Factory Holding Corp *	1,930	297
Genesco Inc *	9,890	613
Gentex Corp	5,400	166
Gentherm Inc *	4,836	415
G-III Apparel Group Ltd *	14,700	455
Goodyear Tire & Rubber Co/The *	8,707	138
Green Brick Partners Inc *	20,346	508
Group 1 Automotive Inc	3,300	546
H&R Block Inc	11,100	285
Hamilton Beach Brands Holding Co, Cl A	7,818	133
Haverty Furniture Cos Inc	28,493	1,015
Helen of Troy Ltd *	850	203
Hibbett Inc	11,956	1,144
Hooker Furniture Corp	12,742	397
Houghton Mifflin Harcourt Co *	19,522	263
Johnson Outdoors Inc, Cl A	1,909	219
La-Z-Boy Inc, Cl Z	9,000	315
Lifetime Brands Inc	5,941	109
Lovesac Co/The *	3,369	191
Lumber Liquidators Holdings Inc *	11,773	246
M/I Homes Inc *	10,000	644
Macy’s Inc	11,600	260
Marine Products Corp	4,099	58
MarineMax Inc *	2,300	112
MasterCraft Boat Holdings Inc *	11,600	289
MDC Holdings Inc	10,600	554
Meritage Homes Corp *	5,200	580
Modine Manufacturing Co *	44,500	554
Monarch Casino & Resort Inc *	460	29

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Motorcar Parts of America Inc *	2,800	$55
Movado Group Inc	4,957	179
Murphy USA Inc	1,090	169
National Vision Holdings Inc *	5,263	316
Nautilus Inc *(A)	21,098	241
Noodles & Co, Cl A *	8,526	107
Nordstrom Inc *	7,800	223
Office Depot Inc *	7,100	335
Ollie’s Bargain Outlet Holdings Inc *	2,330	169
OneWater Marine Inc, Cl A *	6,890	279
Papa John’s International Inc	2,543	324
Perdoceo Education Corp *	22,359	245
Pool Corp	574	284
Qurate Retail Inc *	23,700	261
Red Rock Resorts Inc, Cl A *	4,943	231
Rent-A-Center Inc/TX, Cl A	6,891	435
Rocky Brands Inc	6,413	319
Sally Beauty Holdings Inc *	20,200	375
Scientific Games Corp, Cl A *	3,102	224
Service Corp International/US	1,200	75
Shoe Carnival Inc	14,676	562
Shutterstock Inc	2,889	333
Signet Jewelers Ltd	8,405	666
Skyline Champion Corp *	6,381	400
Sonic Automotive Inc, Cl A (A)	7,000	354
Sportsman’s Warehouse Holdings Inc *	10,728	190
Standard Motor Products Inc	1,950	84
Superior Group of Cos Inc	4,361	104
Tenneco Inc, Cl A *	13,680	213
Tilly’s Inc, Cl A *	29,295	456
TopBuild Corp *	2,943	644
Tri Pointe Homes Inc *	24,200	575
Tupperware Brands Corp *	9,000	215
Unifi Inc *	18,904	439
Vera Bradley Inc *	5,916	68
Vista Outdoor Inc *	6,370	260
VOXX International Corp, Cl A *	8,180	86
Williams-Sonoma Inc	400	75
Wingstop Inc	7,280	1,252
Winmark Corp	1,851	388
Winnebago Industries Inc	3,300	230
Wyndham Hotels & Resorts Inc	11,710	851
YETI Holdings Inc *	3,026	301
Zumiez Inc *	5,588	225

		37,511

Consumer Staples — 5.1%
Albertsons Cos Inc, Cl A	6,400	194
Beauty Health Co/The *	69,330	1,782
BellRing Brands Inc, Cl A *	9,171	310
BJ’s Wholesale Club Holdings Inc *	10,548	598
Bunge Ltd	3,500	265

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Calavo Growers Inc	900	$42
Cal-Maine Foods Inc	2,500	90
Casey’s General Stores Inc	1,090	223
Celsius Holdings Inc *	3,925	321
Central Garden & Pet Co, Cl A *	9,530	427
Coca-Cola Consolidated Inc	270	110
Duckhorn Portfolio Inc/The *(A)	8,474	182
Edgewell Personal Care Co	9,100	385
elf Beauty Inc *	8,856	274
Energizer Holdings Inc	11,100	437
Flowers Foods Inc	8,400	203
Freshpet Inc *	6,125	785
Grocery Outlet Holding Corp *	4,000	104
Hain Celestial Group Inc/The *	3,200	120
Ingles Markets Inc, Cl A	13,580	922
Ingredion Inc	9,110	800
Inter Parfums Inc	700	51
J & J Snack Foods Corp	840	138
John B Sanfilippo & Son Inc	910	77
Lancaster Colony Corp	820	145
MGP Ingredients Inc	1,240	81
Natural Grocers by Vitamin Cottage Inc	16,224	196
Nu Skin Enterprises Inc, Cl A	6,859	347
Post Holdings Inc *	690	77
PriceSmart Inc	1,480	125
Sanderson Farms Inc	790	155
Seaboard Corp	14	60
Seneca Foods Corp, Cl A *	8,000	392
SpartanNash Co	23,100	497
Sprouts Farmers Market Inc *	32,871	818
Tootsie Roll Industries Inc	7,574	240
Turning Point Brands Inc	10,110	503
Universal Corp/VA	8,150	412
USANA Health Sciences Inc *	780	76
Vector Group Ltd	3,800	57
Veru Inc *	10,240	91
Village Super Market Inc, Cl A	16,744	375
WD-40 Co	520	125
Weis Markets Inc	5,312	302
Whole Earth Brands Inc *	2,300	29

		13,943

Energy — 1.9%
Aspen Aerogels Inc *	5,494	240
Berry Corp	12,050	72
Bonanza Creek Energy Inc	15,318	596
Comstock Resources Inc *	27,560	163
Denbury Inc *	2,772	195
DHT Holdings Inc	64,900	359
Dorian LPG Ltd *	4,630	61
Green Plains Inc *	7,217	253
Magnolia Oil & Gas Corp, Cl A	12,794	201

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Energy Services Reunited Corp *	24,501	$278
Northern Oil and Gas Inc	5,920	98
PDC Energy Inc	16,400	685
RPC Inc *	13,580	52
Scorpio Tankers Inc	6,070	99
SFL Corp Ltd	30,560	246
Solaris Oilfield Infrastructure Inc, Cl A	6,620	49
Southwestern Energy Co *	61,300	279
VAALCO Energy Inc *	68,300	167
W&T Offshore Inc *	168,490	549
World Fuel Services Corp	20,000	647

		5,289

Financials — 16.2%
Alerus Financial Corp	800	24
Alleghany Corp *	330	223
Amalgamated Financial Corp	7,496	117
Amerant Bancorp Inc, Cl A *	2,940	78
American Equity Investment Life Holding Co	9,300	295
American National Group Inc	2,700	520
AMERISAFE Inc	1,450	83
Apollo Commercial Real Estate Finance Inc	18,100	281
Apollo Investment Corp	21,366	294
Arbor Realty Trust Inc ‡	22,000	402
ARMOUR Residential Inc ‡	20,530	223
Arrow Financial Corp	2,468	91
Associated Banc-Corp	30,700	633
Assurant Inc	1,460	248
Atlantic Capital Bancshares Inc *	5,815	141
Axis Capital Holdings Ltd	2,250	115
B Riley Financial Inc	2,325	152
Banco Latinoamericano de Comercio Exterior SA, Cl E	4,480	76
Bank First Corp	300	21
Bank of Marin Bancorp	4,050	147
BlackRock Capital Investment Corp	30,040	126
Bridgewater Bancshares Inc *	7,183	117
Brown & Brown Inc	4,500	261
BRP Group Inc, Cl A *	7,482	282
Cambridge Bancorp	300	26
Camden National Corp	11,700	546
Capital Bancorp Inc	3,860	92
Capital City Bank Group Inc	1,400	32
Carter Bankshares Inc *	12,259	149
Cathay General Bancorp	16,700	664
Cboe Global Markets Inc	1,970	249
Central Pacific Financial Corp	7,630	193
CNB Financial Corp/PA	900	22
CNO Financial Group Inc	43,200	1,057
Columbia Financial Inc *	4,400	79
Community Trust Bancorp Inc	7,300	304
Crawford & Co, Cl A	13,290	132

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Curo Group Holdings Corp	4,209	$69
Customers Bancorp Inc *	17,074	707
Diamond Hill Investment Group Inc	260	48
Dime Community Bancshares Inc	3,434	113
Donnelley Financial Solutions Inc *	7,023	234
Dynex Capital Inc	26,070	463
Employers Holdings Inc	750	31
Enova International Inc *	3,250	107
Equity Bancshares Inc, Cl A *	2,742	88
Erie Indemnity Co, Cl A	910	161
Everest Re Group Ltd	900	238
EZCORP Inc, Cl A *	24,940	172
FactSet Research Systems Inc	670	255
Farmers National Banc Corp	10,610	166
Federal Agricultural Mortgage Corp, Cl C	6,800	666
Federated Hermes Inc, Cl B	14,200	480
Financial Institutions Inc	13,961	443
First American Financial Corp	3,100	219
First Bancshares Inc/The	2,497	101
First Busey Corp	17,400	412
First Business Financial Services Inc	9,400	266
First Commonwealth Financial Corp	20,100	272
First Community Bankshares Inc	6,390	200
First Financial Bankshares Inc	16,120	768
First Financial Corp/IN	2,970	120
First Horizon Corp	21,000	344
First Internet Bancorp	4,429	132
First of Long Island Corp/The	4,835	102
Flagstar Bancorp Inc	11,300	559
Flushing Financial Corp	25,051	574
FNB Corp/PA	50,400	589
FS KKR Capital Corp	14,600	337
Fulton Financial Corp	25,500	404
Great Southern Bancorp Inc	1,050	57
Great Western Bancorp Inc	9,600	297
Greenhill & Co Inc	9,610	142
Greenlight Capital Re Ltd, Cl A *	8,480	71
Hamilton Lane Inc, Cl A	13,685	1,178
Hancock Whitney Corp	8,000	368
Hanmi Financial Corp	27,313	527
Hanover Insurance Group Inc/The	4,910	694
HarborOne Bancorp Inc	40,809	577
HBT Financial Inc	7,720	126
HCI Group Inc	40	4
Heritage Commerce Corp	7,602	86
Heritage Insurance Holdings Inc	20,889	146
Hilltop Holdings Inc	17,000	569
HomeStreet Inc	10,600	433
HomeTrust Bancshares Inc	5,030	140
Hope Bancorp Inc	54,300	749
Houlihan Lokey Inc, Cl A	1,990	180
Independent Bank Corp/MI	32,680	684

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
International Bancshares Corp	300	$13
Invesco Mortgage Capital Inc	76,500	239
Investors Bancorp Inc	31,100	445
Kearny Financial Corp/MD	6,913	88
Kinsale Capital Group Inc	780	142
KKR Real Estate Finance Trust Inc	3,362	72
Lakeland Bancorp Inc	32,130	542
LendingClub Corp *	8,794	273
Macatawa Bank Corp	11,947	98
MBIA Inc *	2,800	31
Mercantile Bank Corp	12,910	403
Merchants Bancorp/IN	4,260	156
Mercury General Corp	3,749	224
Metropolitan Bank Holding Corp *	2,540	199
Midland States Bancorp Inc	13,400	339
Morningstar Inc	770	206
MVB Financial Corp	600	24
National Western Life Group Inc, Cl A	269	60
New Mountain Finance Corp	22,600	302
New Residential Investment Corp ‡	31,400	343
New York Mortgage Trust Inc ‡	57,400	254
Nicolet Bankshares Inc *	7,151	546
Oaktree Specialty Lending Corp	39,300	288
OFG Bancorp	22,500	536
Old National Bancorp/IN	14,400	240
OneMain Holdings Inc, Cl A	4,447	257
Oportun Financial Corp *	3,963	100
Oppenheimer Holdings Inc, Cl A	10,408	485
Origin Bancorp Inc	1,190	49
Palomar Holdings Inc, Cl A *	960	86
PCSB Financial Corp	8,853	161
Peapack-Gladstone Financial Corp	4,003	133
PennantPark Investment Corp	55,400	360
PennyMac Mortgage Investment Trust ‡	16,000	311
Peoples Bancorp Inc/OH	11,110	347
Piper Sandler Cos	850	121
PJT Partners Inc	1,750	138
Popular Inc	9,300	706
Primis Financial Corp	14,600	219
Prospect Capital Corp	19,800	157
Provident Bancorp Inc	5,433	88
Pzena Investment Management Inc, Cl A	16,394	179
QCR Holdings Inc	1,400	73
RBB Bancorp	7,490	193
Redwood Trust Inc ‡	28,900	360
Regional Management Corp	13,666	812
RenaissanceRe Holdings Ltd	1,380	216
Republic Bancorp Inc/KY, Cl A	5,400	271
RLI Corp	1,580	173
Safety Insurance Group Inc	720	59
Selective Insurance Group Inc	2,280	191
Selectquote Inc *	9,345	89

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sierra Bancorp	800	$20
Simmons First National Corp, Cl A	9,500	276
Sixth Street Specialty Lending Inc	17,200	392
SmartFinancial Inc	800	20
Southern First Bancshares Inc *	450	23
Southern Missouri Bancorp Inc	500	23
Spirit of Texas Bancshares Inc	13,563	321
StepStone Group Inc, Cl A	11,625	556
Stewart Information Services Corp	1,900	120
Stifel Financial Corp	11,295	780
Synovus Financial Corp	12,000	517
Trean Insurance Group Inc *	13,613	139
TriCo Bancshares	2,200	87
TriState Capital Holdings Inc *	5,180	105
UMB Financial Corp	720	66
Umpqua Holdings Corp	22,700	442
United Community Banks Inc/GA	22,410	676
United Fire Group Inc	1,100	29
Universal Insurance Holdings Inc	30,515	435
Univest Financial Corp	9,960	270
Virtus Investment Partners Inc	200	63
W R Berkley Corp	3,080	232
Waterstone Financial Inc	26,719	542
White Mountains Insurance Group Ltd	128	143
WisdomTree Investments Inc	10,090	64
World Acceptance Corp *	280	53
WSFS Financial Corp	1,800	82

		44,236

Health Care — 17.1%
Acadia Healthcare Co Inc *	22,593	1,494
Acceleron Pharma Inc *	1,200	161
Accuray Inc *	24,973	102
Aerie Pharmaceuticals Inc *	2,400	36
Affimed NV *	25,782	182
Albireo Pharma Inc *	4,327	132
Alkermes PLC *	12,036	377
Amedisys Inc *	760	139
AMN Healthcare Services Inc *	14,231	1,615
Amneal Pharmaceuticals Inc *	13,770	78
Amphastar Pharmaceuticals Inc *	4,000	79
AnaptysBio Inc *	21,062	539
AngioDynamics Inc *	10,836	307
Anika Therapeutics Inc *	5,134	221
Apellis Pharmaceuticals Inc *	4,589	302
Apyx Medical Corp *	5,719	68
Arcturus Therapeutics Holdings Inc *	1,849	101
Arcutis Biotherapeutics Inc *	3,070	65
Arena Pharmaceuticals Inc *	1,500	79
Arvinas Inc *	2,850	246
Atrion Corp	50	35
Aveanna Healthcare Holdings Inc *	10,781	102

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Avid Bioservices Inc *	14,709	$357
Avidity Biosciences Inc *	10,977	251
Axogen Inc *	4,049	69
Axonics Inc *	3,785	284
Beam Therapeutics Inc *	2,616	290
Beyondspring Inc *(A)	8,542	267
BioCryst Pharmaceuticals Inc *	17,823	284
BioDelivery Sciences International Inc *	115,320	445
Biohaven Pharmaceutical Holding Co Ltd *	3,078	404
Bio-Techne Corp	538	269
Black Diamond Therapeutics Inc *(A)	10,985	111
Blueprint Medicines Corp *	1,360	127
Bruker Corp	2,560	226
Castle Biosciences Inc *	1,050	81
Catalent Inc *	2,360	308
Catalyst Pharmaceuticals Inc *	46,200	255
Celldex Therapeutics Inc *	6,072	320
Cerevel Therapeutics Holdings Inc *(A)	7,065	224
Charles River Laboratories International Inc *	390	173
Chemed Corp	448	214
Collegium Pharmaceutical Inc *	1,800	37
Computer Programs and Systems Inc *	6,050	215
CorVel Corp *	750	124
Cross Country Healthcare Inc *	12,569	273
CryoPort Inc *	7,065	449
Curis Inc *	18,260	162
Cutera Inc *	1,855	92
Cytokinetics Inc *	8,246	272
CytomX Therapeutics Inc *	11,966	61
Dynavax Technologies Corp, Cl A *(A)	28,205	549
Eagle Pharmaceuticals Inc/DE *	8,431	450
Eargo Inc *	6,836	137
Enanta Pharmaceuticals Inc *	1,350	77
Encompass Health Corp	2,600	204
Endo International PLC *	104,900	240
Ensign Group Inc/The	15,366	1,255
Forma Therapeutics Holdings Inc *	3,370	81
Generation Bio Co *	5,581	140
Globus Medical Inc, Cl A *	6,239	509
Halozyme Therapeutics Inc *	19,705	827
Harpoon Therapeutics Inc *	9,957	94
HealthStream Inc *	9,710	295
Henry Schein Inc *	2,930	221
Heska Corp *	7,523	1,996
Hill-Rom Holdings Inc	1,820	265
Hookipa Pharma Inc *	8,383	58
ICU Medical Inc *	740	148
Inari Medical Inc *	1,006	82
Innoviva Inc *	72,537	1,107
Inspire Medical Systems Inc *	2,245	502
Intellia Therapeutics Inc *	2,780	446

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intercept Pharmaceuticals Inc *(A)	5,292	$79
Invacare Corp *	8,960	76
iRadimed Corp *	2,919	99
Ironwood Pharmaceuticals Inc, Cl A *	58,200	762
IVERIC bio Inc *	24,690	261
Jazz Pharmaceuticals PLC *	1,300	171
KalVista Pharmaceuticals Inc *	3,717	76
Kiniksa Pharmaceuticals Ltd, Cl A *	7,573	95
Lannett Co Inc *	15,700	55
LeMaitre Vascular Inc	2,975	168
Lexicon Pharmaceuticals Inc *	17,220	81
LHC Group Inc *	1,020	190
Maravai LifeSciences Holdings Inc, Cl A *	5,135	304
Masimo Corp *	880	239
Medpace Holdings Inc *	650	119
MeiraGTx Holdings plc *	10,180	127
Meridian Bioscience Inc *	6,859	139
Mesa Laboratories Inc	230	61
Mirum Pharmaceuticals Inc *	4,016	65
ModivCare Inc *	690	136
Molina Healthcare Inc *	950	255
Morphic Holding Inc *	1,100	69
Mustang Bio Inc *	23,011	70
Natera Inc *	9,653	1,143
National HealthCare Corp	1,100	81
Natus Medical Inc *	3,900	103
Neogen Corp *	4,300	188
Neoleukin Therapeutics Inc *	8,666	71
NextGen Healthcare Inc *	5,200	79
Omnicell Inc *	13,712	2,129
OptimizeRx Corp *	4,881	323
Option Care Health Inc *	11,058	296
OraSure Technologies Inc *	6,310	69
ORIC Pharmaceuticals Inc *	4,170	92
Orthofix Medical Inc *	2,000	85
OrthoPediatrics Corp *	600	42
Outset Medical Inc *	1,861	92
Patterson Cos Inc	7,500	230
PAVmed Inc *(A)	39,174	286
Perrigo Co PLC	1,800	74
Phathom Pharmaceuticals Inc *	1,100	39
Phibro Animal Health Corp, Cl A	2,500	61
Phreesia Inc *	4,246	304
PLx Pharma Inc *	13,360	237
PMV Pharmaceuticals Inc *	2,570	78
Precigen Inc *	4,196	25
Precision BioSciences Inc *	6,254	79
Premier Inc, Cl A	4,500	167
Prestige Consumer Healthcare Inc *	19,350	1,110
Progyny Inc *	26,560	1,484
Protagonist Therapeutics Inc *	5,873	285
Prothena Corp PLC *	9,756	655

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pulmonx Corp *	3,200	$129
Puma Biotechnology Inc *	13,674	104
QIAGEN NV *	2,750	153
Radius Health Inc *	8,300	115
RadNet Inc *	6,686	210
RAPT Therapeutics Inc *	8,790	287
Relmada Therapeutics Inc *	1,300	31
Repligen Corp *	6,920	1,958
Rigel Pharmaceuticals Inc *	51,325	195
Rubius Therapeutics Inc *	8,330	181
Scholar Rock Holding Corp *	2,635	104
SeaSpine Holdings Corp *	2,400	40
Select Medical Holdings Corp	10,400	360
Selecta Biosciences Inc *	41	—
Seres Therapeutics Inc *	9,892	63
Sharps Compliance Corp *	7,218	65
Shockwave Medical Inc *	2,162	463
SIGA Technologies Inc *	36,720	240
Simulations Plus Inc	1,400	62
Spectrum Pharmaceuticals Inc *	36,580	86
STAAR Surgical Co *	2,516	389
Stoke Therapeutics Inc *	2,376	62
Surface Oncology Inc *	19,670	125
Surmodics Inc *	3,256	196
Sutro Biopharma Inc *	7,098	154
Syndax Pharmaceuticals Inc *	4,584	80
Syros Pharmaceuticals Inc *	29,657	157
Tenet Healthcare Corp *	9,719	732
Triple-S Management Corp, Cl B *	13,531	481
United Therapeutics Corp *	10,807	2,322
Utah Medical Products Inc	1,110	98
Vanda Pharmaceuticals Inc *	34,200	573
Viemed Healthcare Inc *	36,886	236
Vocera Communications Inc *	1,750	85
Xencor Inc *	900	30

		46,957

Industrials — 14.4%
ABM Industries Inc	3,700	183
ACCO Brands Corp	49,600	465
Advanced Drainage Systems Inc	1,576	180
Air Lease Corp, Cl A	5,800	230
Alaska Air Group Inc *	3,400	195
Allegiant Travel Co, Cl A *	3,250	625
Allied Motion Technologies Inc	1,930	67
American Woodmark Corp *	3,200	225
Apogee Enterprises Inc	12,700	546
Applied Industrial Technologies Inc	840	75
ArcBest Corp	9,000	601
Atkore Inc *	10,200	946
Atlas Air Worldwide Holdings Inc *	8,800	644
CACI International Inc, Cl A *	800	206

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CAI International Inc	4,846	$271
Casella Waste Systems Inc, Cl A *	2,350	174
CBIZ Inc *	3,900	133
CECO Environmental Corp *	7,301	55
Chart Industries Inc *	1,576	297
Clean Harbors Inc *	2,050	210
Concrete Pumping Holdings Inc *	6,320	53
CoreCivic Inc *‡	22,000	214
Cornerstone Building Brands Inc *	15,532	258
Costamare Inc	35,866	516
Covenant Logistics Group Inc, Cl A *	11,986	292
CRA International Inc	6,052	563
Crane Co	3,900	397
Curtiss-Wright Corp	2,100	256
Daseke Inc *	12,841	121
Deluxe Corp	7,700	295
Ducommun Inc *	4,495	237
DXP Enterprises Inc/TX *	6,062	182
Echo Global Logistics Inc *	1,217	40
EMCOR Group Inc	3,700	450
Energy Recovery Inc *	5,890	120
Ennis Inc	25,967	504
Exponent Inc	16,355	1,912
Federal Signal Corp	13,190	536
Forrester Research Inc *	1,715	82
Forward Air Corp	1,660	146
Franklin Covey Co *	10,319	449
FTI Consulting Inc *	1,490	208
Genco Shipping & Trading Ltd	4,661	91
Generac Holdings Inc *	4,124	1,802
Global Industrial Co	10,162	391
GMS Inc *	8,000	395
Gorman-Rupp Co/The	200	7
Hawaiian Holdings Inc *	10,800	218
HC2 Holdings Inc *	23,160	88
Heartland Express Inc	4,500	76
Heidrick & Struggles International Inc	5,498	238
Helios Technologies Inc	16,630	1,357
Herc Holdings Inc *	16,057	2,111
Herman Miller Inc	7,836	329
Hub Group Inc, Cl A *	2,050	144
Hubbell Inc, Cl B	1,000	206
ICF International Inc	1,190	111
Insteel Industries Inc	3,505	130
Interface Inc, Cl A	23,600	339
John Bean Technologies Corp	6,150	897
Kadant Inc	520	109
Kelly Services Inc, Cl A	18,800	365
Kforce Inc	4,600	269
Korn Ferry	3,843	272
Landstar System Inc	1,380	232
Lydall Inc *	1,970	122

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Manitowoc Co Inc/The *	4,460	$108
ManTech International Corp/VA, Cl A	1,770	140
Marten Transport Ltd	4,900	76
MasTec Inc *	400	37
Matson Inc	1,750	139
Matthews International Corp, Cl A	10,000	370
Meritor Inc *	18,500	439
Middleby Corp/The *	978	179
Miller Industries Inc/TN	3,657	136
Montrose Environmental Group Inc *	4,850	243
MRC Global Inc *	23,365	192
MSA Safety Inc	1,380	225
MYR Group Inc *	3,860	401
Northwest Pipe Co *	5,670	147
Park Aerospace Corp	18,292	267
Park-Ohio Holdings Corp	7,900	204
Powell Industries Inc	110	3
Primoris Services Corp	18,400	473
Quad/Graphics Inc, Cl A *	21,039	87
Quanex Building Products Corp	20,471	482
Radiant Logistics Inc *	25,854	177
Raven Industries Inc *	13,045	761
RBC Bearings Inc *	1,085	251
Resources Connection Inc	14,723	233
REV Group Inc	5,128	83
Rexnord Corp	5,327	324
RR Donnelley & Sons Co *	18,170	89
Rush Enterprises Inc, Cl A	3,050	135
Saia Inc *	990	238
Schneider National Inc, Cl B	4,000	90
Science Applications International Corp	2,200	185
Shyft Group Inc/The	9,763	430
SkyWest Inc *	5,000	233
SP Plus Corp *	2,554	83
Standex International Corp	900	89
Stericycle Inc *	3,050	212
Sterling Construction Co Inc *	5,880	136
Sun Country Airlines Holdings Inc *	794	26
Tennant Co	960	71
Tetra Tech Inc	1,660	239
Textainer Group Holdings Ltd *	7,740	257
Toro Co/The	2,050	225
Transcat Inc *	700	47
Trex Co Inc *	12,440	1,365
TriMas Corp *	3,500	112
Triton International Ltd	13,200	722
TrueBlue Inc *	1,700	46
Tutor Perini Corp *	10,593	153
UniFirst Corp/MA	500	115
Universal Logistics Holdings Inc	17,915	392
US Xpress Enterprises Inc, Cl A *	6,322	55
Vectrus Inc *	5,072	255

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Veritiv Corp *	6,581	$590
Vertiv Holdings Co, Cl A	10,595	298
Vicor Corp *	2,341	289
Wabash National Corp	25,510	396
Watts Water Technologies Inc, Cl A	1,615	277
Werner Enterprises Inc	12,750	601
WESCO International Inc *	2,580	302
Willdan Group Inc *	2,610	99

		39,487

Information Technology — 17.0%
A10 Networks Inc *	65,893	915
ACI Worldwide Inc *	5,100	164
Agilysys Inc *	1,950	111
Alkami Technology Inc *	44	1
Alpha & Omega Semiconductor Ltd *	15,819	460
Altair Engineering Inc, Cl A *	3,736	276
Amdocs Ltd	3,150	243
Amkor Technology Inc	34,900	959
Arlo Technologies Inc *	10,013	62
Arrow Electronics Inc *	1,870	227
Asana Inc, Cl A *	4,528	342
Aspen Technology Inc *	1,660	215
Avalara Inc *	6,477	1,164
Avaya Holdings Corp *	17,907	361
Avnet Inc	9,600	388
AXT Inc *	4,309	40
Bel Fuse Inc, Cl B	10,088	142
Benchmark Electronics Inc	1,700	46
Blackbaud Inc *	1,800	125
BM Technologies Inc *(A)	2,015	20
Brightcove Inc *	12,232	139
Calix Inc *	4,313	201
Casa Systems Inc *	29,177	205
Cass Information Systems Inc	3,730	168
CDK Global Inc	4,400	183
ChannelAdvisor Corp *	8,946	229
Cirrus Logic Inc *	2,200	184
Clearfield Inc *	1,280	58
CommVault Systems Inc *	4,581	371
Comtech Telecommunications Corp	2,550	65
CSG Systems International Inc	8,100	391
CTS Corp	1,700	60
Digi International Inc *	5,173	114
Diodes Inc *	6,824	661
Domo Inc, Cl B *	2,663	238
DSP Group Inc *	20,461	448
eGain Corp *	11,884	140
EMCORE Corp *	3,448	26
Entegris Inc	200	24
ePlus Inc *	810	88
ExlService Holdings Inc *	1,710	211

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
F5 Networks Inc *	910	$185
Fabrinet *	2,859	295
Fair Isaac Corp *	532	245
Genpact Ltd	4,950	257
Globant SA *	1,902	613
Grid Dynamics Holdings Inc *	63,176	1,691
Hackett Group Inc/The	23,645	463
Harmonic Inc *	25,160	232
I3 Verticals Inc, Cl A *	2,016	58
Ichor Holdings Ltd *	4,777	212
Insight Enterprises Inc *	2,500	257
Intelligent Systems Corp *	600	23
International Money Express Inc *	26,334	480
J2 Global Inc *	5,491	756
Jabil Inc	4,345	268
Jack Henry & Associates Inc	1,430	252
Kimball Electronics Inc *	5,856	142
Kulicke & Soffa Industries Inc	4,703	330
Lattice Semiconductor Corp *	6,687	415
Littelfuse Inc	3,610	1,030
LivePerson Inc *(A)	9,650	619
Manhattan Associates Inc *	3,453	563
Maximus Inc	2,600	226
MaxLinear Inc, Cl A *	6,024	315
Methode Electronics Inc	13,300	619
Mimecast Ltd *	4,824	337
Mitek Systems Inc *	10,694	239
Model N Inc *	2,900	98
MoneyGram International Inc *	18,607	167
Monolithic Power Systems Inc	620	307
Napco Security Technologies Inc *	5,651	221
NETGEAR Inc *	11,500	411
nLight Inc *	2,990	83
Nova Ltd *	14,650	1,482
Novanta Inc *	8,360	1,281
Nutanix Inc, Cl A *	5,021	185
NVE Corp	339	24
Olo Inc, Cl A *(A)	5,147	198
OneSpan Inc *	2,100	40
Onto Innovation Inc *	3,124	232
OSI Systems Inc *	950	94
PAR Technology Corp *	13,665	928
Paylocity Holding Corp *	1,020	275
PC Connection Inc	1,700	82
Pegasystems Inc	500	69
Perficient Inc *	2,449	292
Photronics Inc *	6,200	93
Plexus Corp *	1,120	103
Power Integrations Inc	5,987	650
Progress Software Corp	7,080	330
QAD Inc, Cl A	2,761	240
Qualys Inc *	1,400	164

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Rackspace Technology Inc *	11,052	$154
Rambus Inc *	7,632	182
Rapid7 Inc *	3,397	413
Ribbon Communications Inc *	19,375	127
Rimini Street Inc *	36,082	345
Sanmina Corp *	14,000	553
Sapiens International Corp NV	1,800	51
ScanSource Inc *	11,000	391
SecureWorks Corp, Cl A *	9,558	196
Silicon Laboratories Inc *(A)	1,940	306
SiTime Corp *	1,891	402
SMART Global Holdings Inc *	17,217	834
Sprout Social Inc, Cl A *	17,993	2,188
SPS Commerce Inc *	16,428	2,226
StarTek Inc *	29,606	180
Switch Inc, Cl A	13,295	330
Synaptics Inc *	1,878	356
TaskUS Inc, Cl A *	31,038	1,952
TTEC Holdings Inc	3,128	330
TTM Technologies Inc *	18,900	265
Tucows Inc, Cl A *	700	52
Turtle Beach Corp *	9,730	276
Ultra Clean Holdings Inc *	8,100	375
Upland Software Inc *	1,450	57
Varonis Systems Inc, Cl B *	26,520	1,830
Veeco Instruments Inc *	6,797	155
Verint Systems Inc *	3,100	138
Viavi Solutions Inc *	60,930	993
Vishay Intertechnology Inc	23,300	512
Vishay Precision Group Inc *	10,000	374
Workiva Inc, Cl A *	2,848	400

		46,579

Materials — 4.6%
AdvanSix Inc *	13,000	474
American Vanguard Corp	4,730	73
Arconic Corp *	5,125	177
Avery Dennison Corp	1,280	288
Balchem Corp	1,510	212
Cabot Corp	6,600	352
Century Aluminum Co *	8,778	113
Chase Corp	600	69
Commercial Metals Co	27,108	884
Domtar Corp *	4,908	269
Element Solutions Inc	7,687	175
Forterra Inc *	18,698	431
Greif Inc, Cl A	14,900	943
Greif Inc, Cl B	576	35
Hawkins Inc	4,520	171
Koppers Holdings Inc *	21,277	700
Kronos Worldwide Inc	5,350	71
Livent Corp *	12,145	302

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Myers Industries Inc	11,700	$267
NewMarket Corp	250	87
Novagold Resources Inc *	17,500	127
O-I Glass Inc, Cl I *	19,200	290
Olin Corp	4,147	207
Packaging Corp of America	580	88
Ranpak Holdings Corp, Cl A *	30,120	925
Resolute Forest Products Inc *	48,200	590
Royal Gold Inc	1,930	215
Ryerson Holding Corp	16,955	392
Schnitzer Steel Industries Inc, Cl A	11,289	534
Schweitzer-Mauduit International Inc	8,200	314
Sealed Air Corp	3,257	199
Silgan Holdings Inc	12,200	518
Sonoco Products Co	2,800	183
Stepan Co	900	106
Summit Materials Inc, Cl A *	29,315	987
TimkenSteel Corp *	5,260	72
Tredegar Corp	20,700	275
Trinseo SA	3,700	192
UFP Technologies Inc *	800	56
United States Steel Corp	8,541	228

		12,591

Real Estate — 4.2%
Alexander & Baldwin Inc ‡	3,700	77
American Assets Trust Inc ‡	8,800	350
American Homes 4 Rent, Cl A ‡	5,650	237
Ashford Hospitality Trust Inc *‡	515	8
Broadstone Net Lease Inc, Cl A ‡	11,070	303
Camden Property Trust ‡	1,850	278
CatchMark Timber Trust Inc, Cl A ‡	6,700	77
Cedar Realty Trust Inc ‡	20,166	351
Centerspace ‡	1,040	105
Chatham Lodging Trust *‡	19,300	232
Community Healthcare Trust Inc ‡	1,750	85
CoreSite Realty Corp ‡	350	52
CubeSmart ‡	4,650	249
EastGroup Properties Inc ‡	1,290	233
Equity LifeStyle Properties Inc ‡	3,290	280
eXp World Holdings Inc	5,194	238
First Industrial Realty Trust Inc ‡	3,800	213
Franklin Street Properties Corp ‡	45,400	218
FRP Holdings Inc *	450	26
Getty Realty Corp ‡	3,600	114
Gladstone Commercial Corp ‡	12,600	285
Global Medical REIT Inc ‡	7,690	119
Global Net Lease Inc ‡	18,300	311
Healthcare Realty Trust Inc ‡	2,000	60
Independence Realty Trust Inc ‡	18,714	383
Industrial Logistics Properties Trust ‡	18,000	494
iStar Inc ‡(A)	12,328	326

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kite Realty Group Trust ‡	18,600	$377
Life Storage Inc ‡	4,805	598
Marcus & Millichap Inc *	500	20
National Health Investors Inc ‡	3,800	227
National Storage Affiliates Trust ‡	9,574	548
NexPoint Residential Trust Inc ‡	1,150	74
Office Properties Income Trust ‡	13,400	355
Piedmont Office Realty Trust Inc, Cl A ‡	22,800	406
Plymouth Industrial REIT Inc ‡	12,700	299
Preferred Apartment Communities Inc, Cl A ‡	17,300	216
PS Business Parks Inc ‡	1,030	162
Realogy Holdings Corp *	16,700	293
Retail Value Inc ‡	7,988	200
RMR Group Inc/The, Cl A	100	5
Sabra Health Care Inc ‡	34,700	555
Safehold Inc ‡	880	79
Service Properties Trust ‡	21,900	250
Tanger Factory Outlet Centers Inc ‡(A)	22,800	381
Tejon Ranch Co *	4,720	91
Terreno Realty Corp ‡	2,900	194
UMH Properties Inc ‡	4,300	102
Uniti Group Inc ‡	10,800	141
Urstadt Biddle Properties Inc, Cl A ‡	1,900	36

		11,313

Utilities — 1.6%
American States Water Co	1,940	179
Artesian Resources Corp, Cl A	3,232	127
Brookfield Infrastructure Corp, Cl A	1,650	105
Brookfield Renewable Corp, Cl A	3,100	136
Cadiz Inc *	4,100	55
California Water Service Group	2,350	149
Chesapeake Utilities Corp	1,140	149
Hawaiian Electric Industries Inc	4,450	194
IDACORP Inc	2,020	213
MDU Resources Group Inc	17,600	566
MGE Energy Inc	1,770	142
Middlesex Water Co	1,340	147
National Fuel Gas Co	12,500	648
New Jersey Resources Corp	1,000	37
Northwest Natural Holding Co	1,200	62
NorthWestern Corp	2,700	172
OGE Energy Corp	1,100	39
Otter Tail Corp	1,900	104
Pinnacle West Capital Corp	2,400	185
Portland General Electric Co	4,300	221
Pure Cycle Corp *	12,709	190
SJW Group	850	59
Spire Inc	2,600	173
UGI Corp	400	18
Unitil Corp	1,950	97

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Via Renewables Inc, Cl A (A)	13,183	$148
York Water Co/The	1,400	72

		4,387

Total Common Stock (Cost $208,160) ($ Thousands)		268,875

	Number of Rights

RIGHTS — 0.0%
Media General Inc CVR *‡‡(B)	1,155	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares

AFFILIATED PARTNERSHIP — 1.3%
SEI Liquidity Fund, L.P.
0.010% **(C)	3,568,531	3,568

Total Affiliated Partnership (Cost $3,568) ($ Thousands)		3,568

CASH EQUIVALENT — 1.7%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**	4,526,985	4,527

Total Cash Equivalent (Cost $4,527) ($ Thousands)		4,527

Total Investments in Securities — 101.2% (Cost $216,255) ($ Thousands)		$276,970

Percentages are based on Net Assets of $273,600 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $3,639 ($ Thousands).
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $3,568 ($ Thousands).

Cl — Class

CVR — Contingent Value Rights

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	268,875	–	–	268,875
Rights	–	–	–^	–^
Affiliated Partnership	–	3,568	–	3,568
Cash Equivalent	4,527	–	–	4,527

Total Investments in Securities	273,402	3,568	–^	276,970

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^ Amount is less than $500.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$10,120	$20,244	$(26,795)	$ 1	$(2)	$3,568	3,568,531	$17	$—
SEI Daily Income Trust, Government Fund, Cl F	4,935	22,118	(22,526)	—	—	4,527	4,526,985	—	—

Totals	$15,055	$42,362	$(49,321)	$ 1	$(2)	$8,095		$17	$—

Amounts designated as “—” are $0 or have been rounded to $0.

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap II Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.1%

Communication Services — 3.8%
Advantage Solutions Inc *	23,690	$206
Anterix Inc *	10,770	636
Boston Omaha Corp, Cl A *	3,116	111
Cable One Inc	517	1,086
Cars.com Inc *	14,470	184
Cinemark Holdings Inc *(A)	201,580	3,594
Cogent Communications Holdings Inc	19,011	1,380
Consolidated Communications Holdings Inc *	13,580	126
Gannett Co Inc *	59,210	376
Globalstar Inc *	270,830	539
Hemisphere Media Group Inc, Cl A *	9,214	114
iHeartMedia Inc, Cl A *	21,361	531
Iridium Communications Inc *	16,365	728
Liberty Latin America Ltd, Cl A *	18,087	258
Lions Gate Entertainment Corp, Cl A *	190,340	2,459
Madison Square Garden Entertainment Corp *	1,172	94
MediaAlpha Inc, Cl A *	3,956	88
Nexstar Media Group Inc, Cl A	7,051	1,056
Ooma Inc *	14,072	267
QuinStreet Inc *	16,492	295
Reservoir Media *(A)	8,098	73
TEGNA Inc	63,392	1,123
TrueCar Inc *	56,021	235
WideOpenWest Inc *	30,525	648
ZipRecruiter Inc, Cl A *	11,540	291

		16,498

Consumer Discretionary — 15.5%
1-800-Flowers.com Inc, Cl A *	15,300	486
2U Inc *	18,477	684
Aaron’s Co Inc/The	34,547	916
Academy Sports & Outdoors Inc *	21,970	973
Advance Auto Parts Inc	4,264	865
American Eagle Outfitters Inc (A)	33,428	1,020
American Outdoor Brands Inc *	12,323	343
American Public Education Inc *	21,524	566
America’s Car-Mart Inc/TX *	2,256	292
Arko Corp *	13,320	138
AutoNation Inc *	5,820	635
Beazer Homes USA Inc *	26,963	504
Biglari Holdings Inc, Cl B *	1,374	240
Bloomin’ Brands Inc *	83,200	2,229
Bluegreen Vacations Holding Corp, Cl A *	5,688	130
Boot Barn Holdings Inc *	9,920	886
Brinker International Inc *	33,703	1,795
Brunswick Corp/DE	11,276	1,092
Buckle Inc/The	8,289	321
Caleres Inc	3,660	90
Callaway Golf Co *	14,485	406

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CarParts.com Inc *	9,551	$165
Carriage Services Inc, Cl A	16,505	763
Carter’s Inc	17,872	1,830
Cato Corp/The, Cl A	16,960	293
Century Casinos Inc *	12,290	164
Churchill Downs Inc	4,453	937
Chuy’s Holdings Inc *	7,880	254
Citi Trends Inc *	1,450	125
Clarus Corp	10,072	273
Conn’s Inc *	11,257	277
Container Store Group Inc/The *	25,740	299
Cooper-Standard Holdings Inc *	39,458	919
Crocs Inc *	7,125	1,018
Dave & Buster’s Entertainment Inc *	10,268	384
Del Taco Restaurants Inc	14,250	125
Dick’s Sporting Goods Inc	6,507	916
Domino’s Pizza Inc	1,853	958
Dorman Products Inc *	7,102	667
El Pollo Loco Holdings Inc *	32,182	584
Ethan Allen Interiors Inc	24,970	600
Everi Holdings Inc *	30,846	702
Fiesta Restaurant Group Inc *	16,137	194
Fox Factory Holding Corp *	5,926	911
Frontdoor Inc *	3,260	142
Genesco Inc *	1,690	105
Gentherm Inc *	9,010	773
Goodyear Tire & Rubber Co/The *	50,895	806
Grand Canyon Education Inc *	3,642	325
Green Brick Partners Inc *	26,695	667
Hamilton Beach Brands Holding Co, Cl A	11,227	191
Hanesbrands Inc	19,958	373
Haverty Furniture Cos Inc	17,486	623
Hibbett Inc	11,390	1,090
Hooker Furniture Corp	17,832	556
Houghton Mifflin Harcourt Co *	49,565	668
Johnson Outdoors Inc, Cl A	2,557	293
KB Home	21,119	909
Lifetime Brands Inc	8,050	148
Lovesac Co/The *	4,641	262
Lumber Liquidators Holdings Inc *	16,564	346
Macy’s Inc	29,523	661
Malibu Boats Inc, Cl A *	2,179	156
Marine Products Corp	5,556	79
MarineMax Inc *	3,130	152
MasterCraft Boat Holdings Inc *	16,120	402
Modine Manufacturing Co *	199,763	2,485
Monarch Casino & Resort Inc *	632	40
Monro Inc	14,918	849
Motorcar Parts of America Inc *	3,930	78
Movado Group Inc	7,146	258
Murphy USA Inc	10,240	1,590
National Vision Holdings Inc *	13,391	803

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nautilus Inc *(A)	29,557	$337
Noodles & Co, Cl A *	11,033	139
OneWater Marine Inc, Cl A	9,479	384
Oxford Industries Inc	5,985	540
Papa John’s International Inc	6,444	822
PlayAGS Inc *	31,792	260
Pool Corp	2,177	1,076
Purple Innovation Inc, Cl A *	11,067	270
Red Rock Resorts Inc, Cl A *	12,520	586
Rent-A-Center Inc/TX, Cl A	7,840	495
Rocky Brands Inc	8,890	442
Sally Beauty Holdings Inc *	38,106	708
Scientific Games Corp, Cl A *	7,896	571
Shift Technologies Inc *(A)	10,571	79
Shoe Carnival Inc	17,108	655
Shutterstock Inc	16,076	1,853
Signet Jewelers Ltd	8,870	703
Skechers USA Inc, Cl A *	26,402	1,331
Skyline Champion Corp *	16,239	1,018
Sportsman’s Warehouse Holdings Inc *	13,670	242
Steven Madden Ltd	16,190	655
Superior Group of Cos Inc	5,990	143
Taylor Morrison Home Corp, Cl A *	45,486	1,278
Tenneco Inc, Cl A *	19,135	298
Tilly’s Inc, Cl A *	39,890	621
Tractor Supply Co	5,744	1,116
Unifi Inc *	26,307	611
Urban Outfitters Inc *	38,131	1,259
Vera Bradley Inc *	147,063	1,685
Vista Outdoor Inc *	24,311	993
VOXX International Corp, Cl A *	11,450	120
Wingstop Inc	3,785	651
Winmark Corp	2,469	518
YETI Holdings Inc *	7,663	761
Zumiez Inc *	7,567	304

		67,323

Consumer Staples — 3.9%
Beauty Health Co/The *(A)	41,813	1,075
BellRing Brands Inc, Cl A *	17,235	582
BJ’s Wholesale Club Holdings Inc *	20,027	1,135
Calavo Growers Inc	7,632	358
Cal-Maine Foods Inc	10,614	384
Casey’s General Stores Inc	3,914	801
Celsius Holdings Inc *	9,934	812
Central Garden & Pet Co, Cl A *	8,964	413
Duckhorn Portfolio Inc/The *(A)	21,564	463
elf Beauty Inc *	11,858	367
Energizer Holdings Inc	9,947	391
Hain Celestial Group Inc/The *	9,579	358
Hostess Brands Inc, Cl A *	54,369	868
Ingles Markets Inc, Cl A	6,180	420

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ingredion Inc	15,301	$1,344
Lamb Weston Holdings Inc	9,289	605
MGP Ingredients Inc (A)	11,518	752
Natural Grocers by Vitamin Cottage Inc	23,869	289
Sanderson Farms Inc	5,604	1,101
Seneca Foods Corp, Cl A *	9,947	487
Spectrum Brands Holdings Inc	8,330	650
Tootsie Roll Industries Inc (A)	9,566	303
TreeHouse Foods Inc *	31,749	1,190
Turning Point Brands Inc	15,572	775
Veru Inc *	12,899	115
Village Super Market Inc, Cl A	10,392	233
Weis Markets Inc	7,138	406

		16,677

Energy — 3.3%
Aspen Aerogels Inc *	13,984	612
Berry Corp	15,833	95
Bonanza Creek Energy Inc	4,187	163
Cabot Oil & Gas Corp, Cl A	38,125	606
Cactus Inc, Cl A	29,102	1,092
Cimarex Energy Co	25,659	1,648
Comstock Resources Inc *	39,670	234
Delek US Holdings Inc *	156,249	2,673
Denbury Inc *	7,031	495
DHT Holdings Inc	15,520	86
Diamondback Energy Inc	11,025	850
Dorian LPG Ltd *	7,050	93
Evolution Petroleum Corp	23,951	100
Green Plains Inc *	18,300	642
Helmerich & Payne Inc	19,863	535
HollyFrontier Corp	13,460	435
Magnolia Oil & Gas Corp, Cl A	32,561	511
National Energy Services Reunited Corp *	9,546	108
NCS Multistage Holdings *	2,663	62
Northern Oil and Gas Inc	7,960	132
Oasis Petroleum Inc	8,950	775
PDC Energy Inc	20,509	856
RPC Inc *	16,900	65
Scorpio Tankers Inc	8,430	137
Select Energy Services Inc, Cl A *	26,608	142
SFL Corp Ltd	58,585	470
Solaris Oilfield Infrastructure Inc, Cl A	10,330	77
W&T Offshore Inc *	132,580	432

		14,126

Financials — 16.7%
Amalgamated Financial Corp	10,770	167
Amerant Bancorp Inc, Cl A *	4,520	120
American Equity Investment Life Holding Co	67,256	2,131
Argo Group International Holdings Ltd	17,279	914
ARMOUR Residential Inc ‡(A)	27,290	296
Arrow Financial Corp	2,260	83

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Atlantic Capital Bancshares Inc *	8,171	$198
B Riley Financial Inc	3,259	214
Banco Latinoamericano de Comercio Exterior SA, Cl E	7,480	128
Bank of Marin Bancorp	5,540	201
Bank of NT Butterfield & Son Ltd/The	39,506	1,316
Bank OZK	27,131	1,151
BankUnited Inc	128,236	5,390
Bridgewater Bancshares Inc *	7,957	130
BRP Group Inc, Cl A *	19,040	717
Build Acquisition Corp *	22,552	224
Capital Bancorp Inc	5,200	123
Carter Bankshares Inc *	15,794	193
Central Pacific Financial Corp	9,670	245
Chimera Investment Corp ‡	99,661	1,527
CNO Financial Group Inc	144,900	3,544
Cohen & Steers Inc	10,240	898
Crawford & Co, Cl A	19,540	195
Curo Group Holdings Corp	5,806	95
Customers Bancorp Inc *	9,621	398
Donnelley Financial Solutions Inc *	17,728	591
Dynex Capital Inc	62,389	1,108
Enova International Inc *	4,560	150
Equity Bancshares Inc, Cl A *	2,434	78
EZCORP Inc, Cl A *	32,810	226
FactSet Research Systems Inc	2,113	803
Farmers National Banc Corp	9,810	153
Financial Institutions Inc	5,883	187
First Bancshares Inc/The	2,718	110
First Commonwealth Financial Corp	139,129	1,881
First Community Bankshares Inc	9,240	289
First Financial Corp/IN	3,260	132
First Internet Bancorp	5,939	177
First Midwest	88,555	1,659
First of Long Island Corp/The	6,871	146
Flushing Financial Corp	13,150	302
FNB Corp/PA	355,515	4,152
Globe Life Inc	6,494	624
Green Dot Corp, Cl A *	38,172	1,994
Greenhill & Co Inc	11,903	175
Greenlight Capital Re Ltd, Cl A *	10,050	85
Hamilton Lane Inc, Cl A	8,375	721
Hanmi Financial Corp	9,608	185
Hanover Insurance Group Inc/The	10,339	1,461
HarborOne Bancorp Inc	26,303	372
HBT Financial Inc	11,650	190
Hercules Capital (A)	77,337	1,307
Heritage Commerce Corp	8,776	99
Heritage Insurance Holdings Inc	11,762	82
Home BancShares Inc/AR	40,600	899
HomeTrust Bancshares Inc	6,870	191
Independent Bank Corp/MI	13,745	288

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kearny Financial Corp/MD	8,349	$106
Kemper Corp	5,158	354
KKR Real Estate Finance Trust Inc	4,847	103
Lakeland Bancorp Inc	23,690	400
LendingClub Corp *	22,301	693
Macatawa Bank Corp	18,755	154
MarketAxess Holdings Inc	1,041	495
Mercantile Bank Corp	3,373	105
Merchants Bancorp/IN	5,520	202
Metropolitan Bank Holding Corp *	3,585	281
MGIC Investment Corp	111,588	1,704
Morningstar Inc	2,878	771
National Western Life Group Inc, Cl A	323	72
Nicolet Bankshares Inc *	9,316	712
OFG Bancorp	62,845	1,496
OneMain Holdings Inc, Cl A	11,317	654
Oportun Financial Corp *	6,096	154
Oppenheimer Holdings Inc, Cl A	14,131	658
Origin Bancorp Inc	2,020	83
PacWest Bancorp	89,466	3,807
PCSB Financial Corp	9,070	165
Peapack-Gladstone Financial Corp	5,004	167
Peoples Bancorp Inc/OH	15,390	481
Pinnacle Financial Partners Inc	24,214	2,347
Prosperity Bancshares Inc	11,162	780
Provident Bancorp Inc	7,805	127
Pzena Investment Management Inc, Cl A	21,976	240
RBB Bancorp	11,220	289
Regional Management Corp	3,617	215
Selectquote Inc *	12,436	119
Spirit of Texas Bancshares Inc	2,098	50
StepStone Group Inc, Cl A	22,926	1,097
Sterling Bancorp/DE	80,717	1,848
Tishman Speyer Innovation Corp II *	22,840	225
Trean Insurance Group Inc *	18,933	193
TriState Capital Holdings Inc *	8,257	167
Umpqua Holdings Corp	238,842	4,650
Universal Insurance Holdings Inc	15,930	227
Univest Financial Corp	43,556	1,180
Warrior Technologies Acquisition *	23,397	234
Waterstone Financial Inc	32,254	654
Western Alliance Bancorp	20,143	1,965
WisdomTree Investments Inc	55,703	351
World Acceptance Corp *	550	104

		72,294

Health Care — 13.5%
4D Molecular Therapeutics Inc *(A)	7,485	229
Absci *	7,295	137
Accuray Inc *	33,370	136
Adagio Therapeutics Inc *	6,312	214
Affimed NV *	35,308	249

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Albireo Pharma Inc *	8,162	$249
Alkermes PLC *	30,523	954
AMN Healthcare Services Inc *	2,457	279
Amneal Pharmaceuticals Inc *	18,370	104
AnaptysBio Inc *	26,108	669
AngioDynamics Inc *	22,993	651
Anika Therapeutics Inc *	6,975	301
Apellis Pharmaceuticals Inc *	11,612	765
Apyx Medical Corp *	7,516	89
Arcturus Therapeutics Holdings Inc *	2,419	133
Arcutis Biotherapeutics Inc *	4,540	96
Arvinas Inc *	9,370	808
Aveanna Healthcare Holdings Inc *	13,843	131
Avid Bioservices Inc *	30,812	747
Avidity Biosciences Inc *	15,167	346
Axogen Inc *	19,179	327
Axonics Inc *	9,634	722
Beam Therapeutics Inc *(A)	6,665	739
Beyondspring Inc *	21,661	678
BioCryst Pharmaceuticals Inc *	45,110	718
BioDelivery Sciences International Inc *	117,978	455
Biohaven Pharmaceutical Holding Co Ltd *	7,793	1,023
Black Diamond Therapeutics Inc *(A)	15,082	152
C4 Therapeutics Inc *(A)	4,024	161
Cano Health Inc *	28,298	339
Cardiovascular Systems Inc *	6,146	220
CareDx Inc *	2,920	214
Castle Biosciences Inc *	1,678	129
Catalyst Pharmaceuticals Inc *	61,560	339
Celldex Therapeutics Inc *	15,378	810
Cerevel Therapeutics Holdings Inc *(A)	17,882	566
Certara Inc *	2,516	84
Chemed Corp	1,648	786
Codex DNA *	6,963	90
Co-Diagnostics Inc *(A)	94,130	1,012
Computer Programs and Systems Inc *	4,516	161
Cross Country Healthcare Inc *	17,256	375
CryoLife Inc *	4,508	118
Curis Inc *	24,190	214
Cutera Inc *	2,592	129
Cytokinetics Inc *	20,889	689
CytomX Therapeutics Inc *	17,654	90
DBV Technologies SA ADR *(A)	25,100	149
Deciphera Pharmaceuticals Inc *	4,864	153
Dynavax Technologies Corp, Cl A *(A)	56,438	1,098
Eagle Pharmaceuticals Inc/DE *	10,729	573
Eargo Inc *	9,507	190
Encompass Health Corp	11,300	886
Ensign Group Inc/The	13,068	1,067
Envista Holdings Corp *	29,828	1,276
Erasca *	5,405	129
Forma Therapeutics Holdings Inc *	4,680	112

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Forte Biosciences Inc *(A)	5,820	$171
Generation Bio Co *	7,890	197
Globus Medical Inc, Cl A *	8,958	731
Harpoon Therapeutics Inc *	13,548	128
HealthEquity Inc *	4,094	263
HealthStream Inc *	8,420	256
Heron Therapeutics Inc *	14,757	172
Heska Corp *	2,642	701
Hookipa Pharma Inc *	12,134	84
Inari Medical Inc *	1,314	108
Inhibrx Inc *(A)	7,578	216
Innoviva Inc *	23,301	356
Inovalon Holdings Inc, Cl A *	12,512	511
Instil Bio Inc *(A)	8,383	158
Integra LifeSciences Holdings Corp *	13,708	1,031
Intellia Therapeutics Inc *	7,040	1,130
Intercept Pharmaceuticals Inc *(A)	7,261	108
Invacare Corp *	12,730	108
iRadimed Corp *	4,436	150
Itamar Medical Ltd ADR *	7,805	167
IVERIC bio Inc *	62,513	661
KalVista Pharmaceuticals Inc *	4,998	102
Kiniksa Pharmaceuticals Ltd, Cl A *(A)	19,924	251
Kodiak Sciences Inc *	3,182	300
LeMaitre Vascular Inc	17,595	996
Lexicon Pharmaceuticals Inc *	23,309	110
Maravai LifeSciences Holdings Inc, Cl A *	13,025	771
MaxCyte *	14,310	220
MEDNAX Inc *	6,769	217
MeiraGTx Holdings plc *	11,513	144
Meridian Bioscience Inc *	10,046	203
Merit Medical Systems Inc *	8,677	623
Metacrine Inc *	2,567	8
Mirum Pharmaceuticals Inc *	6,019	98
Mustang Bio Inc *	28,177	86
Neoleukin Therapeutics Inc *	12,357	101
Nevro Corp *	1,082	132
NuVasive Inc *	10,506	653
Olema Pharmaceuticals Inc *	6,568	196
Omnicell Inc *	6,888	1,069
OptimizeRx Corp *	10,109	669
Option Care Health Inc *	28,142	753
OraSure Technologies Inc *	8,675	95
ORIC Pharmaceuticals Inc *	14,654	324
Outset Medical Inc *	2,572	127
PAVmed Inc *(A)	99,207	724
Phreesia Inc *	10,747	769
PLx Pharma Inc *	33,838	599
PMV Pharmaceuticals Inc *	8,680	263
Precigen Inc *	5,530	33
Precision BioSciences Inc *	21,616	272
Prestige Consumer Healthcare Inc *	23,325	1,339

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Privia Health Group Inc *	3,488	$104
Protagonist Therapeutics Inc *	14,182	688
Prothena Corp PLC *	20,043	1,345
Pulmonx Corp *	6,841	275
Puma Biotechnology Inc *	17,942	136
Quest Diagnostics Inc	5,823	890
Quidel Corp *	2,671	344
Radius Health Inc *	11,280	156
RadNet Inc *	17,017	534
RAPT Therapeutics Inc *	19,107	625
Relay Therapeutics Inc *	4,765	153
Renalytix AI PLC ADR *(A)	5,499	154
Revance Therapeutics Inc *	7,821	209
Rigel Pharmaceuticals Inc *	69,038	262
Rubius Therapeutics Inc *	21,094	458
Scholar Rock Holding Corp *	3,629	143
Selecta Biosciences Inc *	57	—
Seres Therapeutics Inc *	13,910	89
Sharps Compliance Corp *	9,536	86
Shockwave Medical Inc *	5,476	1,173
SIGA Technologies Inc *	40,592	265
Sight Sciences *	3,207	91
Spectrum Pharmaceuticals Inc *	50,510	119
SpringWorks Therapeutics Inc *	2,289	172
STAAR Surgical Co *	6,753	1,043
STERIS PLC	4,811	1,034
Stoke Therapeutics Inc *	3,467	91
Surface Oncology Inc *	25,410	161
Surmodics Inc *	3,520	211
Sutro Biopharma Inc *	9,579	208
Syndax Pharmaceuticals Inc *	6,427	112
Syneos Health Inc, Cl A *	4,646	431
Syros Pharmaceuticals Inc *	39,553	210
Talis Biomedical Corp *	8,073	65
TCR2 Therapeutics Inc *	11,226	188
Tenet Healthcare Corp *	11,437	862
Treace Medical Concepts Inc *	3,859	97
Triple-S Management Corp, Cl B *	17,542	623
Utah Medical Products Inc	1,022	91
Veracyte Inc *	7,170	345
Viemed Healthcare Inc *	50,686	325
Viking Therapeutics Inc *(A)	29,774	197
Vocera Communications Inc *	3,084	150

		58,829

Industrials — 16.6%
ABM Industries Inc	26,671	1,321
ACCO Brands Corp	420,812	3,943
ACV Auctions Inc, Cl A *	10,150	207
Advanced Drainage Systems Inc	4,012	458
Air Lease Corp, Cl A	16,066	638
Alight *(A)	28,668	315

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Allied Motion Technologies Inc	2,498	$86
Altra Industrial Motion Corp	20,395	1,194
Atlas Air Worldwide Holdings Inc *	9,227	675
BWX Technologies Inc	28,508	1,637
Byrna Technologies *	3,133	92
CACI International Inc, Cl A *	3,760	968
CAI International Inc	6,580	368
Carlisle Cos Inc	4,591	968
CECO Environmental Corp *	9,872	75
Chart Industries Inc *	4,011	756
Cimpress PLC *	2,911	277
CIRCOR International Inc *	15,216	544
Clean Harbors Inc *	19,529	2,004
Concrete Pumping Holdings Inc *	9,150	76
Cornerstone Building Brands Inc *	20,598	342
Costamare Inc	45,804	659
Covenant Logistics Group Inc, Cl A *	15,506	378
CRA International Inc	7,308	680
Daseke Inc *	17,980	170
Ducommun Inc *	6,360	335
DXP Enterprises Inc/TX *	8,067	242
Echo Global Logistics Inc *	17,409	572
EMCOR Group Inc	5,330	648
Energy Recovery Inc *	7,849	160
Enerpac Tool Group Corp, Cl A	22,287	561
Ennis Inc	16,495	320
EnPro Industries Inc	12,638	1,081
First Advantage *	19,615	445
Forrester Research Inc *	8,206	390
Forward Air Corp	3,336	294
Franklin Covey Co *	9,682	421
Genco Shipping & Trading Ltd	5,104	99
Global Industrial Co	14,905	574
Graham Corp	8,377	101
Harsco Corp *	34,854	636
HC2 Holdings Inc *	32,014	121
Heartland Express Inc	5,089	85
Heidrick & Struggles International Inc	5,829	252
Herc Holdings Inc *	7,164	942
Heritage-Crystal Clean Inc *	33,830	999
Hexcel Corp *	14,541	825
Hillenbrand Inc	9,658	448
Hudson Technologies Inc *	87,915	287
Huntington Ingalls Industries Inc	4,457	910
Huron Consulting Group Inc *	15,904	785
Insteel Industries Inc	4,987	185
ITT Inc	16,491	1,578
JetBlue Airways Corp *	149,485	2,262
John Bean Technologies Corp	1,657	242
Kelly Services Inc, Cl A	17,868	347
Kirby Corp *	5,325	285
Korn Ferry	28,243	1,996

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Landstar System Inc	5,015	$843
Legalzoom.com *(A)	3,682	126
Lydall Inc *	2,570	159
Manitowoc Co Inc/The *	5,490	133
ManTech International Corp/VA, Cl A	8,580	679
Masonite International Corp *	10,863	1,300
Matson Inc	12,289	973
Matthews International Corp, Cl A	12,613	467
Middleby Corp/The *	4,244	776
Miller Industries Inc/TN	3,049	113
Montrose Environmental Group Inc *	9,616	481
MRC Global Inc *	33,040	271
MSC Industrial Direct Co Inc, Cl A	11,299	951
MYR Group Inc *	3,535	368
NN Inc *	151,788	826
Nordson Corp	2,983	712
Northwest Pipe Co *	7,742	201
Park Aerospace Corp	20,605	300
Powell Industries Inc	2,119	54
Quanex Building Products Corp	27,618	651
Radiant Logistics Inc *	25,838	177
RBC Bearings Inc *	2,749	636
Regal Beloit Corp	14,474	2,163
Resources Connection Inc	13,093	207
REV Group Inc	6,754	110
Rexnord Corp	26,446	1,607
Ritchie Bros Auctioneers Inc	11,341	710
RR Donnelley & Sons Co *	24,300	119
Shyft Group Inc/The	18,364	808
Snap-on Inc	3,442	774
SP Plus Corp *	9,959	323
SPX FLOW Inc	12,939	1,042
Standex International Corp	18,348	1,821
Sterling Construction Co Inc *	7,944	183
Sun Country Airlines Holdings Inc *	884	29
Team Inc *	52,886	237
Tennant Co	5,671	420
Tetra Tech Inc	6,613	951
Textainer Group Holdings Ltd *	11,520	383
TriNet Group Inc *	8,673	799
TrueBlue Inc *	16,471	450
Tutor Perini Corp *	14,654	211
UFP Industries Inc	9,814	737
UniFirst Corp/MA	3,406	780
Universal Logistics Holdings Inc	3,253	71
US Xpress Enterprises Inc, Cl A *	8,223	72
Vectrus Inc *	6,982	351
Veritiv Corp *	13,205	1,184
Vertiv Holdings Co, Cl A	26,817	755
Vicor Corp *	6,140	757
Wabash National Corp	15,843	246
Watts Water Technologies Inc, Cl A	4,110	705

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
WESCO International Inc *	29,065	$3,401
Willdan Group Inc *	3,490	132

		71,994

Information Technology — 15.9%
8x8 Inc *	13,564	328
A10 Networks Inc *	107,390	1,492
Actua Corp *(B)(C)	39,640	2
Alkami Technology Inc *	2,511	72
Allegro MicroSystems Inc *	5,675	171
Alliance Data Systems Corp	33,713	3,308
Alpha & Omega Semiconductor Ltd *	11,208	326
Altair Engineering Inc, Cl A *	9,509	704
Arlo Technologies Inc *	12,900	80
Asana Inc, Cl A *	11,465	866
Asure Software Inc *	20,527	186
AudioCodes Ltd	25,806	808
AXT Inc *	8,253	77
Badger Meter Inc	7,817	837
Belden Inc	16,576	949
Benefitfocus Inc *	19,296	233
Brightcove Inc *	16,285	185
Broadridge Financial Solutions Inc	4,526	779
Calix Inc *	10,923	509
Casa Systems Inc *	40,728	287
Cass Information Systems Inc	2,720	123
ChannelAdvisor Corp *	12,470	320
Clearfield Inc *	1,666	76
CMC Materials Inc	4,949	656
Cognex Corp	6,118	542
CommVault Systems Inc *	5,806	470
Comtech Telecommunications Corp	3,905	100
CTS Corp	7,619	267
Datto Holding Corp *(A)	8,111	207
Digi International Inc *	6,539	144
Diodes Inc *	7,669	743
Domo Inc, Cl B *	6,778	607
DSP Group Inc *	23,242	509
eGain Corp *	13,287	157
EMCORE Corp *	9,450	71
ExlService Holdings Inc *	7,635	940
Fabrinet *	7,276	750
Globant SA *	2,424	781
Grid Dynamics Holdings Inc *	23,773	636
Hackett Group Inc/The	26,896	527
Harmonic Inc *	157,284	1,453
I3 Verticals Inc, Cl A *	3,202	93
Ichor Holdings Ltd *	6,640	294
International Money Express Inc *	46,019	839
J2 Global Inc *	21,278	2,930
Jabil Inc	11,006	680
Jack Henry & Associates Inc	3,898	688

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kimball Electronics Inc *	4,589	$111
Kulicke & Soffa Industries Inc	26,558	1,864
Latch *(A)	19,231	239
Lattice Semiconductor Corp *	17,019	1,057
Littelfuse Inc	3,242	925
Lumentum Holdings Inc *	9,331	808
MACOM Technology Solutions Holdings Inc *	11,275	685
Manhattan Associates Inc *	5,097	831
Maximus Inc	8,445	735
MaxLinear Inc, Cl A *	15,262	797
Mimecast Ltd *	21,839	1,525
Mitek Systems Inc *	8,237	184
Model N Inc *	5,818	197
Momentive Global Inc *	32,649	640
MoneyGram International Inc *	26,015	234
Napco Security Technologies Inc *(A)	7,568	296
nLight Inc *	4,470	123
Nutanix Inc, Cl A *	12,779	472
NVE Corp	55	4
Olo Inc, Cl A *(A)	13,099	503
Onto Innovation Inc *	7,908	586
Paycor HCM *	5,848	216
Perficient Inc *	6,232	743
Photronics Inc *	130,231	1,963
Ping Identity Holding Corp *	7,530	195
Power Integrations Inc	20,272	2,202
QAD Inc, Cl A	4,955	431
Rackspace Technology Inc *(A)	62,279	870
Rambus Inc *	19,420	462
Rapid7 Inc *	8,607	1,046
Ribbon Communications Inc *	26,069	170
Rimini Street Inc *	50,519	482
Rogers Corp *	6,863	1,458
ScanSource Inc *	2,280	81
SecureWorks Corp, Cl A *(A)	12,583	257
Silicon Motion Technology Corp ADR	34,115	2,547
SiTime Corp *	3,583	763
SMART Global Holdings Inc *	14,556	705
Sprout Social Inc, Cl A *	8,259	1,004
SPS Commerce Inc *	6,680	905
StarTek Inc *	37,102	225
Super Micro Computer Inc *	75,614	2,763
Switch Inc, Cl A	33,651	835
Synaptics Inc *	4,758	903
TaskUS Inc, Cl A *	12,566	790
TTEC Holdings Inc	4,731	499
Turtle Beach Corp *	13,530	384
Universal Display Corp	3,870	807
Upland Software Inc *	4,652	181
Veeco Instruments Inc *	9,695	221
Vertex Inc, Cl A *	9,674	200

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Viavi Solutions Inc *	80,807	$1,316
Vishay Intertechnology Inc	67,800	1,490
Workiva Inc, Cl A *	7,210	1,011
Zuora Inc, Cl A *	17,955	305

		69,048

Materials — 4.4%
Alamos Gold Inc, Cl A	48,476	383
American Vanguard Corp	7,140	109
Arconic Corp *	13,042	450
B2Gold Corp (A)	353,370	1,375
Cabot Corp	11,135	595
Century Aluminum Co *	54,500	699
Commercial Metals Co	80,637	2,630
Element Solutions Inc	19,561	445
Forterra Inc *	26,300	606
Greif Inc, Cl B	662	41
Hawkins Inc	2,870	109
Ingevity Corp *	9,906	796
Innospec Inc	6,436	602
Koppers Holdings Inc *	9,474	312
Kronos Worldwide Inc	4,980	66
Livent Corp *	96,954	2,411
O-I Glass Inc, Cl I *	54,807	829
Olin Corp	10,497	523
Quaker Chemical Corp (A)	3,332	863
Ranpak Holdings Corp, Cl A *	14,282	439
Reliance Steel & Aluminum Co	5,199	780
Ryerson Holding Corp	24,093	558
Schnitzer Steel Industries Inc, Cl A	7,187	340
Sealed Air Corp	8,249	503
Silgan Holdings Inc	13,918	591
TimkenSteel Corp *	7,360	101
Tredegar Corp	7,110	94
United States Steel Corp	21,736	581
Valvoline Inc	33,269	1,003

		18,834

Real Estate — 2.9%
American Campus Communities Inc ‡	17,980	914
Americold Realty Trust ‡	18,287	672
Broadstone Net Lease Inc, Cl A ‡	14,100	386
Columbia Property Trust Inc ‡	46,260	773
Corporate Office Properties Trust ‡	20,889	589
eXp World Holdings Inc	13,171	604
Global Medical REIT Inc ‡	11,500	177
Independence Realty Trust Inc ‡	34,989	717
Innovative Industrial Properties Inc, Cl A ‡(A)	4,603	1,132
iStar Inc ‡(A)	31,224	826
Kennedy-Wilson Holdings Inc	20,677	455
Lexington Realty Trust, Cl B ‡	45,070	610
Life Storage Inc ‡	6,774	843

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap II Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
National Storage Affiliates Trust ‡	15,127	$866
Newmark Group Inc, Cl A	130,550	1,778
NexPoint Residential Trust Inc ‡	14,831	961
Retail Value Inc ‡	9,317	233
Tejon Ranch Co *	6,240	120

		12,656

Utilities — 1.6%
Algonquin Power & Utilities Corp (A)	53,958	838
Artesian Resources Corp, Cl A	2,952	116
Black Hills Corp	12,614	887
IDACORP Inc	10,152	1,070
Portland General Electric Co	39,363	2,021
Pure Cycle Corp *	16,447	246
Spire Inc	9,173	612
UGI Corp	19,209	890
Via Renewables Inc, Cl A (A)	17,348	194

		6,874

Total Common Stock (Cost $321,619) ($ Thousands)		425,153

EXCHANGE TRADED FUND — 0.1%

iShares Russell 2000 Value ETF	1,363	224

Total Exchange Traded Fund (Cost $212) ($ Thousands)		224

	Number of Warrants
WARRANTS — 0.0%
Alight, Expires 12/31/2028 Strike Price $11.50 *	9,556	26
Latch, Expires 12/31/2026 Strike Price $11.50 *	6,410	23

Total Warrants (Cost $28) ($ Thousands)		49

	Number of Rights
RIGHTS — 0.0%
Media General Inc CVR *‡‡(C)	3,306	–

Total Rights (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 4.2%
SEI Liquidity Fund, L.P. 0.010% **†(D)	18,423,151	$18,428

Total Affiliated Partnership (Cost $18,423) ($ Thousands)		18,428

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	8,751,877	8,752

Total Cash Equivalent (Cost $8,752) ($ Thousands)		8,752

Total Investments in Securities — 104.4% (Cost $349,034) ($ Thousands)		$452,606

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small Cap II Fund (Concluded)

Percentages are based on Net Assets of $433,555 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $18,297 ($ Thousands).
(B)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2021 was $2 ($ Thousands) and represented 0.0% of the Net Assets of the Fund.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $18,428 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

SPX — Standard & Poor’s 500 Index

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	425,151	–	2	425,153
Exchange Traded Fund	224	–	–	224
Warrants	–	49	–	49
Rights	–	–	–^	–
Affiliated Partnership	–	18,428	–	18,428
Cash Equivalent	8,752	–	–	8,752

Total Investments in Securities	434,127	18,477	2	452,606

(1) A reconciliation of Level 3 instruments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^Securities market value less than $500.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$31,950	$34,552	$(48,072)	$1	$(3)	$18,428	18,423,151	$41	$—
SEI Daily Income Trust, Government Fund, Cl F	9,606	64,063	(64,917)	—	—	8,752	8,751,877	—	—

Totals	$41,556	$98,615	$(112,989)	$1	$(3)	$27,180		$41	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small/Mid Cap Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.4%

Communication Services — 3.5%
AMC Networks Inc, Cl A *	33,600	$1,597
Cable One Inc	1,937	4,067
Cargurus Inc, Cl A *	31,305	951
Cars.com Inc *	130,100	1,655
Cogent Communications Holdings Inc	45,852	3,328
Entercom Communications Corp, Cl A *	173,700	617
Genius Sports Ltd *(A)	68,530	1,405
Gray Television Inc	59,700	1,358
John Wiley & Sons Inc, Cl A	57,533	3,343
Lumen Technologies Inc	112,300	1,381
Nexstar Media Group Inc, Cl A	79,634	11,925
QuinStreet Inc *	41,434	742
TechTarget Inc *	14,556	1,231
TEGNA Inc	72,400	1,283
ViacomCBS Inc, Cl B	27,300	1,132
Yelp Inc, Cl A *	25,903	997
ZipRecruiter Inc, Cl A *	39,263	989

		38,001

Consumer Discretionary — 12.6%
2U Inc *(A)	65,583	2,429
Aaron’s Co Inc/The	129,392	3,431
Advance Auto Parts Inc	15,970	3,240
American Axle & Manufacturing Holdings Inc *	90,600	804
American Eagle Outfitters Inc (A)	104,145	3,179
Asbury Automotive Group Inc *	6,407	1,193
Bally’s Corp *	45,615	2,292
Big Lots Inc	32,600	1,586
Boot Barn Holdings Inc *	28,250	2,522
BorgWarner Inc	34,400	1,468
Brunswick Corp/DE	42,231	4,091
Camping World Holdings Inc, Cl A	25,770	1,029
Canada Goose Holdings Inc *(A)	20,416	783
Carter’s Inc	5,470	560
Century Communities Inc	14,400	1,009
Churchill Downs Inc	16,679	3,511
Crocs Inc *	10,039	1,434
Del Taco Restaurants Inc	86,519	761
Dick’s Sporting Goods Inc (A)	33,305	4,690
Domino’s Pizza Inc	6,941	3,588
Ethan Allen Interiors Inc	42,200	1,014
Everi Holdings Inc *	42,108	958
Foot Locker Inc	37,100	2,103
Fox Factory Holding Corp *	3,830	589
frontdoor Inc *	41,068	1,791
Goodyear Tire & Rubber Co/The *	71,642	1,135
Grand Canyon Education Inc *	13,586	1,211
Group 1 Automotive Inc	8,900	1,472
Hanesbrands Inc	115,493	2,157
Harley-Davidson Inc	42,300	1,672

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Haverty Furniture Cos Inc (A)	66,631	$2,374
Helen of Troy Ltd *	6,545	1,566
Jack in the Box Inc	8,324	882
KB Home	79,098	3,404
Kohl’s Corp	18,000	1,033
Lear Corp	7,900	1,264
Lithia Motors Inc, Cl A	15,247	5,051
MarineMax Inc *	15,127	735
MDC Holdings Inc	20,400	1,066
Monro Inc	55,876	3,180
Office Depot Inc *	35,698	1,684
Papa John’s International Inc	10,955	1,397
Patrick Industries Inc	14,175	1,157
Perdoceo Education Corp *	45,800	503
Polaris Inc	3,735	447
Pool Corp	8,154	4,031
PulteGroup Inc	35,200	1,896
Purple Innovation Inc, Cl A *	21,973	536
Qurate Retail Inc *	68,700	758
Red Rock Resorts Inc, Cl A *	23,672	1,108
Rent-A-Center Inc/TX, Cl A	35,451	2,236
Sally Beauty Holdings Inc *	156,288	2,905
Shoe Carnival Inc	36,833	1,410
Shutterstock Inc	44,842	5,169
Skechers USA Inc, Cl A *	71,158	3,589
Sonic Automotive Inc, Cl A	41,280	2,086
Standard Motor Products Inc	23,603	1,012
Taylor Morrison Home Corp, Cl A *	33,436	939
Toll Brothers Inc	39,300	2,518
TopBuild Corp *	9,260	2,026
Tractor Supply Co	21,513	4,179
Under Armour Inc, Cl C *	49,675	996
Vista Outdoor Inc *	31,733	1,296
Vroom Inc *(A)	46,327	1,244
Whirlpool Corp	14,400	3,190
Wingstop Inc	36,976	6,357
Winnebago Industries Inc	13,259	923
Wyndham Hotels & Resorts Inc	36,680	2,667

		136,516

Consumer Staples — 3.4%
Beauty Health Co/The *	165,415	4,253
Calavo Growers Inc	32,834	1,541
Casey’s General Stores Inc	14,661	2,999
Central Garden & Pet Co, Cl A *	20,058	924
Chefs’ Warehouse Inc/The *	35,300	1,067
Edgewell Personal Care Co	23,500	994
Freshpet Inc *	19,225	2,463
Hostess Brands Inc, Cl A *	257,185	4,105
Ingles Markets Inc, Cl A	23,000	1,561
Ingredion Inc	24,400	2,144
J & J Snack Foods Corp	6,605	1,082

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
J M Smucker Co/The	19,900	$2,461
Lamb Weston Holdings Inc	34,792	2,267
Molson Coors Beverage Co, Cl B	33,900	1,611
Primo Water Corp	62,000	1,101
SpartanNash Co	42,000	903
Spectrum Brands Holdings Inc	33,617	2,624
Sprouts Farmers Market Inc *	40,400	1,006
Universal Corp/VA	23,000	1,164
Weis Markets Inc	16,300	928

		37,198

Energy — 2.3%
Cabot Oil & Gas Corp, Cl A	142,795	2,269
CNX Resources Corp *	72,000	818
Comstock Resources Inc *	167,686	991
Diamondback Energy Inc	41,293	3,185
DT Midstream Inc	45,866	2,131
HollyFrontier Corp	41,500	1,342
Magnolia Oil & Gas Corp, Cl A	105,102	1,648
Matador Resources Co	45,562	1,310
Oasis Petroleum Inc	33,522	2,903
Penn Virginia Corp *(A)	56,178	1,163
Pioneer Natural Resources Co	13,517	2,023
Rattler Midstream LP (B)	106,146	1,157
SM Energy Co	54,700	1,045
Southwestern Energy Co *	210,400	957
Viper Energy Partners LP (B)	89,273	1,653
World Fuel Services Corp	26,900	871

		25,466

Financials — 13.8%
AG Mortgage Investment Trust Inc	20,500	222
Ally Financial Inc	40,300	2,132
American Equity Investment Life Holding Co	28,100	891
American Financial Group Inc/OH	10,900	1,504
Ameriprise Financial Inc	3,700	1,010
Annaly Capital Management Inc ‡	114,200	992
Ares Capital Corp	46,600	927
Artisan Partners Asset Management Inc, Cl A	19,619	1,019
Associated Banc-Corp	94,700	1,953
Banco Latinoamericano de Comercio Exterior SA, Cl E	30,600	522
Bank OZK	115,501	4,901
Banner Corp	18,153	1,038
BGC Partners Inc, Cl A	583,346	3,004
Chimera Investment Corp ‡	61,200	938
Citizens Financial Group Inc	40,500	1,774
CNA Financial Corp	29,500	1,308
CNO Financial Group Inc	79,400	1,942
Cohen & Steers Inc	53,435	4,687
Columbia Banking System Inc	99,236	3,608
Cowen Inc, Cl A (A)	26,482	954

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Donnelley Financial Solutions Inc *	27,100	$904
Equitable Holdings Inc	49,900	1,547
Essent Group Ltd	17,600	829
Everest Re Group Ltd	3,500	927
FactSet Research Systems Inc	7,915	3,009
Federal Agricultural Mortgage Corp, Cl C	11,000	1,077
Fifth Third Bancorp	28,100	1,092
First American Financial Corp	31,700	2,236
First BanCorp/Puerto Rico	82,853	1,055
First Financial Bankshares Inc	73,254	3,488
First Horizon Corp	109,100	1,788
First Merchants Corp	56,817	2,338
Flushing Financial Corp	39,300	901
FNB Corp/PA	81,000	946
FS KKR Capital Corp	47,600	1,099
Fulton Financial Corp	128,299	2,034
Globe Life Inc	24,323	2,337
Hamilton Lane Inc, Cl A	70,635	6,080
Hancock Whitney Corp	23,200	1,066
Hanmi Financial Corp	62,800	1,211
Heartland Financial USA Inc	18,979	893
Heritage Financial Corp/WA	36,242	922
Home BancShares Inc/AR	152,061	3,368
Houlihan Lokey Inc, Cl A	12,087	1,090
KeyCorp	78,400	1,593
Lakeland Bancorp Inc	60,500	1,021
Lincoln National Corp	17,400	1,195
LPL Financial Holdings Inc	8,294	1,226
MarketAxess Holdings Inc	3,900	1,856
Meta Financial Group Inc	23,115	1,137
MFA Financial Inc ‡	185,800	892
MGIC Investment Corp	81,200	1,240
Moelis & Co, Cl A	19,466	1,206
Morningstar Inc	10,779	2,889
Navient Corp	92,300	2,142
NBT Bancorp Inc	29,678	1,064
New Residential Investment Corp ‡	85,300	932
Oaktree Specialty Lending Corp	218,200	1,599
OFG Bancorp	42,300	1,007
Pacific Premier Bancorp Inc	63,707	2,546
PacWest Bancorp	213,768	9,096
Piper Sandler Cos	8,498	1,215
Popular Inc	24,900	1,891
Preferred Bank/Los Angeles CA	14,000	895
Prosperity Bancshares Inc	41,805	2,921
Radian Group Inc	40,700	962
Regions Financial Corp	63,600	1,299
Reinsurance Group of America Inc, Cl A	6,400	741
Republic Bancorp Inc/KY, Cl A	19,000	953
Selective Insurance Group Inc	13,215	1,104
ServisFirst Bancshares Inc	18,416	1,352
Starwood Property Trust Inc ‡	211,915	5,467

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Stewart Information Services Corp	20,106	$1,266
Stifel Financial Corp	50,155	3,466
Synovus Financial Corp	28,100	1,211
Towne Bank/Portsmouth VA	33,158	1,010
UMB Financial Corp	12,403	1,136
Umpqua Holdings Corp	70,500	1,373
United Community Banks Inc/GA	104,089	3,140
Universal Insurance Holdings Inc	27,000	384
Unum Group	39,000	1,038
Veritex Holdings Inc	34,402	1,236
Voya Financial Inc	20,900	1,358
WisdomTree Investments Inc (A)	156,263	986
Zions Bancorp NA	42,000	2,432

		149,040

Health Care — 14.2%
ABIOMED Inc *	1,806	657
Acadia Healthcare Co Inc *	70,766	4,679
Adagio Therapeutics Inc *	23,577	798
Agios Pharmaceuticals Inc *	12,003	536
Alkermes PLC *	39,759	1,243
Allakos Inc *	5,704	509
AMN Healthcare Services Inc *	66,445	7,543
Amneal Pharmaceuticals Inc *	188,914	1,065
Anika Therapeutics Inc *	23,400	1,009
Arvinas Inc *	4,293	370
Avid Bioservices Inc *	52,867	1,281
Axogen Inc *	49,815	850
Blueprint Medicines Corp *	7,166	668
C4 Therapeutics Inc *(A)	12,519	502
Cano Health Inc *(A)	105,571	1,264
CareDx Inc *	19,125	1,401
Catalyst Pharmaceuticals Inc *	144,811	798
Chemed Corp	6,172	2,942
Cooper Cos Inc/The	1,268	571
Covetrus Inc *	30,527	690
Cross Country Healthcare Inc *	66,660	1,450
CryoPort Inc *	22,160	1,409
DaVita Inc *	23,500	3,073
Deciphera Pharmaceuticals Inc *	16,798	529
Dynavax Technologies Corp, Cl A *(A)	59,571	1,159
Encompass Health Corp	42,323	3,320
Ensign Group Inc/The	107,913	8,813
Exact Sciences Corp *	4,438	463
Forte Biosciences Inc *(A)	10,824	318
Halozyme Therapeutics Inc *	61,725	2,592
HealthEquity Inc *	15,905	1,021
Henry Schein Inc *	14,707	1,112
Heron Therapeutics Inc *	62,620	731
Heska Corp *	18,970	5,033
Hill-Rom Holdings Inc	7,700	1,121
Hologic Inc *	16,842	1,333

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Innoviva Inc *	89,300	$1,363
Inovalon Holdings Inc, Cl A *	47,100	1,924
Inspire Medical Systems Inc *	7,030	1,572
Integer Holdings Corp *	11,164	1,103
Integra LifeSciences Holdings Corp *	8,824	664
Ironwood Pharmaceuticals Inc, Cl A *	188,501	2,469
Jazz Pharmaceuticals PLC *	13,000	1,712
Kodiak Sciences Inc *	10,288	969
Lannett Co Inc *	35,947	126
LeMaitre Vascular Inc	78,552	4,448
Ligand Pharmaceuticals Inc *	7,461	987
MacroGenics Inc *	39,333	929
MEDNAX Inc *	28,609	918
Merit Medical Systems Inc *	51,676	3,709
Myriad Genetics Inc *	31,100	1,113
Natera Inc *	30,238	3,581
Nevro Corp *	3,616	441
Omnicell Inc *	40,294	6,256
OptimizeRx Corp *	20,609	1,364
Option Care Health Inc *	48,400	1,295
Organogenesis Holdings Inc, Cl A *	49,897	851
Pacira BioSciences Inc *	17,320	1,027
Precigen Inc *(A)	145,457	880
Precision BioSciences Inc *(A)	25,500	321
Prestige Consumer Healthcare Inc *	22,419	1,287
Progyny Inc *	83,225	4,650
Quest Diagnostics Inc	21,809	3,333
Quidel Corp *	10,067	1,298
Repligen Corp *	20,880	5,909
Revance Therapeutics Inc *	28,421	761
Select Medical Holdings Corp	27,302	944
Sotera Health Co *	37,000	905
SpringWorks Therapeutics Inc *	7,348	552
STERIS PLC	36,456	7,838
Syneos Health Inc, Cl A *	72,849	6,759
Talis Biomedical Corp *	31,839	257
Tenet Healthcare Corp *	16,231	1,223
United Therapeutics Corp *	27,378	5,883
Universal Health Services Inc, Cl B	11,800	1,838
US Physical Therapy Inc	9,300	1,092
Vanda Pharmaceuticals Inc *	62,479	1,046
Varex Imaging Corp *	42,040	1,226
Veracyte Inc *	49,847	2,398
Viking Therapeutics Inc *(A)	99,633	659
Xencor Inc *	27,379	927

		153,660

Industrials — 17.3%
ABM Industries Inc	100,702	4,987
Acuity Brands Inc	9,400	1,735
ACV Auctions Inc, Cl A *	34,980	714
AGCO Corp	20,900	2,876

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Air Lease Corp, Cl A	60,174	$2,391
Allegiant Travel Co, Cl A *	10,200	1,963
Allison Transmission Holdings Inc, Cl A	32,600	1,206
Apogee Enterprises Inc	31,100	1,337
Applied Industrial Technologies Inc	11,182	993
ArcBest Corp	26,204	1,749
Atkore Inc *	58,161	5,396
Atlas Air Worldwide Holdings Inc *	14,445	1,057
Beacon Roofing Supply Inc *	21,934	1,129
Boise Cascade Co	15,331	887
Brady Corp, Cl A	18,752	1,000
BWX Technologies Inc	108,280	6,218
Carlisle Cos Inc	17,196	3,624
CH Robinson Worldwide Inc	20,500	1,846
Cimpress PLC *	9,997	950
Clean Harbors Inc *	16,628	1,706
Colfax Corp *	128,171	6,174
CoreCivic Inc *‡	62,100	604
Crane Co	14,800	1,506
Deluxe Corp	35,400	1,357
Echo Global Logistics Inc *	33,785	1,111
EMCOR Group Inc	9,471	1,151
Ennis Inc	45,100	875
Exponent Inc	47,602	5,565
Federal Signal Corp	41,520	1,687
Forward Air Corp	11,520	1,016
Franklin Electric Co Inc	12,880	1,095
GATX Corp	11,400	1,045
Generac Holdings Inc *	18,361	8,023
Griffon Corp	36,533	884
GXO Logistics Inc *	36,884	3,017
Heartland Express Inc	18,786	315
Helios Technologies Inc	52,135	4,255
Herc Holdings Inc *	41,550	5,462
Huntington Ingalls Industries Inc	24,292	4,960
Interface Inc, Cl A	78,400	1,127
JetBlue Airways Corp *	61,600	932
John Bean Technologies Corp	25,488	3,718
Kaman Corp	43,731	1,709
KAR Auction Services Inc *	221,620	3,748
Kforce Inc	21,163	1,236
Kirby Corp *	21,162	1,134
Landstar System Inc	18,782	3,156
ManpowerGroup Inc	14,300	1,736
ManTech International Corp/VA, Cl A	32,136	2,544
Masonite International Corp *	7,820	936
MasTec Inc *	7,000	640
Matson Inc	62,835	4,975
Matthews International Corp, Cl A	28,548	1,057
Meritor Inc *	47,500	1,127
Middleby Corp/The *	9,723	1,779
MSC Industrial Direct Co Inc, Cl A	42,320	3,564

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MYR Group Inc *	11,973	$1,245
Nordson Corp	11,172	2,666
Oshkosh Corp	13,200	1,512
Owens Corning	18,500	1,768
Quad/Graphics Inc, Cl A *	86,600	359
Raven Industries Inc *	40,865	2,384
Ritchie Bros Auctioneers Inc	42,634	2,668
Sensata Technologies Holding PLC *	50,189	2,970
SiteOne Landscape Supply Inc *	6,349	1,270
SkyWest Inc *	13,600	634
Snap-on Inc	20,292	4,565
Standex International Corp	32,023	3,178
Tennant Co	20,006	1,480
Terex Corp	21,500	1,098
Tetra Tech Inc	24,770	3,563
Textron Inc	11,100	807
Timken Co/The	22,300	1,640
Titan Machinery Inc *	39,202	1,126
Trex Co Inc *	39,022	4,283
TriNet Group Inc *	32,031	2,949
Trinity Industries Inc	72,870	2,115
Triton International Ltd	61,892	3,387
UFP Industries Inc	48,917	3,673
UniFirst Corp/MA	12,756	2,922
Vectrus Inc *	12,800	644
Werner Enterprises Inc	15,805	745
Woodward Inc	4,120	498
XPO Logistics Inc *	32,037	2,784

		187,917

Information Technology — 17.3%
8x8 Inc *	50,480	1,219
ACI Worldwide Inc *	114,104	3,678
Alarm.com Holdings Inc *	12,800	1,079
Alpha & Omega Semiconductor Ltd *	36,797	1,069
Amdocs Ltd	22,600	1,741
Amkor Technology Inc	104,400	2,868
Arrow Electronics Inc *	18,900	2,291
AudioCodes Ltd	96,654	3,025
Avalara Inc *	20,287	3,646
Badger Meter Inc	29,278	3,135
Belden Inc	53,768	3,078
Broadridge Financial Solutions Inc	16,951	2,919
Cerence Inc *	10,421	1,130
ChannelAdvisor Corp *	17,790	456
Cirrus Logic Inc *	10,700	895
CMC Materials Inc	18,534	2,458
Cognex Corp	22,913	2,031
Cognyte Software Ltd *	39,446	1,084
CommVault Systems Inc *	13,884	1,124
Concentrix Corp *	4,900	850
Conduent Inc *	153,900	1,123

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CTS Corp	31,382	$1,101
Digital Turbine Inc *	20,407	1,193
Diodes Inc *	11,933	1,155
Ebix Inc (A)	21,500	619
Euronet Worldwide Inc *	32,988	4,395
EVERTEC Inc	23,036	1,065
ExlService Holdings Inc *	11,574	1,425
FireEye Inc *	36,070	656
Grid Dynamics Holdings Inc *	168,635	4,514
Insight Enterprises Inc *	8,200	844
InterDigital Inc	15,000	1,082
J2 Global Inc *	89,476	12,321
Jabil Inc	42,700	2,638
Jack Henry & Associates Inc	14,601	2,575
Juniper Networks Inc	34,500	1,000
Kulicke & Soffa Industries Inc	74,522	5,231
Littelfuse Inc	23,453	6,693
LivePerson Inc *(A)	30,260	1,940
Maximus Inc	31,630	2,755
Mimecast Ltd *	18,020	1,258
Momentive Global Inc *	57,792	1,133
N-Able Inc *	61,266	829
NCR Corp *	41,300	1,754
New Relic Inc *	15,607	1,248
Nova Ltd *(A)	46,015	4,654
Novanta Inc *	26,092	3,998
Nuance Communications Inc *	23,770	1,308
ON Semiconductor Corp *	79,156	3,511
PAR Technology Corp *	42,995	2,921
Perficient Inc *	10,405	1,240
Power Integrations Inc	39,797	4,324
Progress Software Corp	22,500	1,048
Proofpoint Inc *	13,736	2,417
Qualys Inc *	9,300	1,092
Sanmina Corp *	55,867	2,206
Seagate Technology Holdings PLC	27,000	2,365
Silicon Laboratories Inc *(A)	6,080	958
Silicon Motion Technology Corp ADR	88,307	6,593
Smartsheet Inc, Cl A *	11,431	910
SolarWinds Corp *	36,635	625
Sprout Social Inc, Cl A *	46,195	5,617
SPS Commerce Inc *	37,642	5,102
Sumo Logic Inc *	33,400	696
SYNNEX Corp	10,700	1,360
TaskUS Inc, Cl A *	81,750	5,142
Teledyne Technologies Inc *	5,505	2,551
Tenable Holdings Inc *	15,866	704
Trimble Inc *	19,489	1,836
TTEC Holdings Inc	10,095	1,065
TTM Technologies Inc *	143,192	2,005
Ultra Clean Holdings Inc *	40,832	1,888
Universal Display Corp	14,496	3,024

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Varonis Systems Inc, Cl B *	83,085	$5,734
Verint Systems Inc *	72,997	3,259
Viavi Solutions Inc *	191,660	3,122
Vishay Intertechnology Inc	87,019	1,912
Western Union Co/The	32,400	701
Xerox Holdings Corp	43,900	988

		187,199

Materials — 5.8%
Ashland Global Holdings Inc	43,826	3,993
Axalta Coating Systems Ltd *	150,036	4,582
Berry Global Group Inc *	31,500	2,116
Cabot Corp	34,300	1,832
Celanese Corp, Cl A	16,000	2,538
Chemours Co/The	52,200	1,749
Commercial Metals Co	30,446	993
Eastman Chemical Co	7,500	849
FMC Corp	55,095	5,159
Graphic Packaging Holding Co	43,509	893
Greif Inc, Cl A	19,116	1,210
Huntsman Corp	48,000	1,269
Louisiana-Pacific Corp	14,439	916
Materion Corp	13,712	1,001
Mosaic Co/The	44,760	1,440
O-I Glass Inc, Cl I *	89,400	1,353
Orion Engineered Carbons SA *	54,509	963
Quaker Chemical Corp (A)	12,479	3,234
Ranpak Holdings Corp, Cl A *	94,345	2,896
Reliance Steel & Aluminum Co	32,271	4,842
Schweitzer-Mauduit International Inc	22,500	861
Silgan Holdings Inc	178,185	7,560
Steel Dynamics Inc	13,000	877
Summit Materials Inc, Cl A *	91,875	3,093
Trinseo SA	34,802	1,807
Tronox Holdings PLC	44,770	946
Valvoline Inc	22,900	691
Westrock Co	49,900	2,597

		62,260

Real Estate — 5.4%
Americold Realty Trust ‡	68,492	2,516
Brandywine Realty Trust ‡	80,600	1,119
Brixmor Property Group Inc ‡	69,700	1,634
CareTrust REIT Inc ‡	40,975	901
City Office REIT Inc ‡	72,700	1,161
Cushman & Wakefield PLC *	57,500	1,043
DiamondRock Hospitality Co *‡	91,000	823
Diversified Healthcare Trust ‡	25,500	96
EastGroup Properties Inc ‡	5,926	1,068
Franklin Street Properties Corp ‡	150,900	724
Gaming and Leisure Properties Inc ‡	143,807	7,090
Howard Hughes Corp/The *	35,309	3,196
Industrial Logistics Properties Trust ‡	35,900	985

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small/Mid Cap Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Innovative Industrial Properties Inc, Cl A ‡(A)	17,242	$4,240
Iron Mountain Inc ‡	20,600	984
Kennedy-Wilson Holdings Inc	77,442	1,703
Kite Realty Group Trust ‡	58,800	1,191
Medical Properties Trust Inc ‡	255,919	5,241
National Storage Affiliates Trust ‡	24,860	1,423
Newmark Group Inc, Cl A	234,044	3,188
NexPoint Residential Trust Inc ‡	72,847	4,720
Office Properties Income Trust ‡	45,400	1,204
Omega Healthcare Investors Inc ‡	29,900	1,003
Piedmont Office Realty Trust Inc, Cl A ‡	55,300	985
PotlatchDeltic Corp ‡	16,154	839
RE/MAX Holdings Inc, Cl A	20,924	701
Realogy Holdings Corp *	59,473	1,044
Retail Properties of America Inc, Cl A ‡	96,000	1,269
Retail Value Inc ‡	6,428	161
RPT Realty ‡	65,300	845
Sabra Health Care Inc ‡	81,500	1,304
Service Properties Trust ‡	48,500	554
SITE Centers Corp ‡	69,308	1,117
Tanger Factory Outlet Centers Inc ‡(A)	74,500	1,246
Uniti Group Inc ‡	45,200	591
Whitestone, Cl B ‡	107,700	1,056

		58,965

Utilities — 1.8%
Algonquin Power & Utilities Corp (A)	202,094	3,139
American States Water Co	11,300	1,042
MDU Resources Group Inc	58,000	1,866
National Fuel Gas Co	24,000	1,243
NRG Energy Inc	59,700	2,726
Otter Tail Corp	21,153	1,161
Portland General Electric Co	17,615	905
Spire Inc	14,573	972
UGI Corp	106,347	4,925
Vistra Corp	104,200	1,989

		19,968

Total Common Stock (Cost $755,853) ($ Thousands)		1,056,190

AFFILIATED PARTNERSHIP — 3.1%
SEI Liquidity Fund, L.P. 0.010% **(C)	34,173,780	34,172

Total Affiliated Partnership (Cost $34,174) ($ Thousands)		34,172

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.7%
SEI Daily Income Trust, Government Fund,
Cl F 0.010%**	29,231,503	$29,232

Total Cash Equivalent (Cost $29,232) ($ Thousands)		29,232

Total Investments in Securities — 103.2% (Cost $819,259) ($ Thousands)		$1,119,594

Percentages are based on Net Assets of $1,084,561 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $30,646 ($ Thousands).
(B)	Security is a Master Limited Partnership. At August 31, 2021, such securities amounted to $2,810 ($ Thousands), or 0.3% of the Net Assets of the Fund.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $34,172 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

REIT — Real Estate investment Trust

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,056,190	–	–	1,056,190
Affiliated Partnership	–	34,172	–	34,172
Cash Equivalent	29,232	–	–	29,232

Total Investments in Securities	1,085,422	34,172	–	1,119,594

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Small/Mid Cap Equity Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 65,133	$ 54,715	$ (85,671)	$ 6	$ (11)	$ 34,172	34,173,780	$ 42	$ –
SEI Daily Income Trust, Government Fund, Cl F	30,279	108,108	(109,155)	–	–	29,232	29,231,503	1	–

Totals	$ 95,412	$ 162,823	$ (194,826)	$ 6	$ (11)	$ 63,404		$ 43	$ –

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

U.S. Equity Factor Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 98.3%

Communication Services — 9.9%
Alphabet Inc, Cl A *	7,088	$20,512
Alphabet Inc, Cl C *	10,112	29,418
Altice USA Inc, Cl A *	151,070	4,145
AT&T Inc	372,492	10,214
Cars.com Inc *	50,680	645
Comcast Corp, Cl A	62,517	3,793
Electronic Arts Inc	6,879	999
Facebook Inc, Cl A *	39,899	15,137
IDT Corp, Cl B *	6,852	298
Interpublic Group of Cos Inc/The	96,299	3,585
John Wiley & Sons Inc, Cl A	1,377	80
News Corp, Cl A	50,721	1,140
Omnicom Group Inc	65,897	4,825
Pinterest Inc, Cl A *	13,478	749
Sirius XM Holdings Inc	28,982	182
Stagwell *	21,334	149
Verizon Communications Inc	213,038	11,717
Walt Disney Co/The	2,046	371

		107,959

Consumer Discretionary — 10.5%
Aaron’s Co Inc/The	22,156	588
Acushnet Holdings Corp	1,832	92
Amazon.com Inc *	5,376	18,659
American Public Education Inc *	10,045	264
AutoNation Inc *	43,363	4,730
AutoZone Inc *	1,739	2,694
Bath & Body Works Inc	28,108	1,897
Boyd Gaming Corp *	21,268	1,305
Crocs Inc *	17,589	2,512
Dollar General Corp	1,045	233
Dollar Tree Inc *	1,852	168
Domino’s Pizza Inc	5,185	2,680
eBay Inc	103,381	7,933
Ethan Allen Interiors Inc	15,996	384
Ford Motor Co *	685,811	8,936
Garmin Ltd	4,661	813
General Motors Co *	27,644	1,355
Genuine Parts Co	4,470	546
Graham Holdings Co, Cl B	2,110	1,301
H&R Block Inc	141,090	3,619
Home Depot Inc/The	3,954	1,290
Lennar Corp, Cl A	63,856	6,852
Lennar Corp, Cl B	10,931	957
Lowe’s Cos Inc	5,969	1,217
Lululemon Athletica Inc *	3,548	1,420
Mattel Inc *	67,522	1,442
NIKE Inc, Cl B	7,109	1,171
OneWater Marine Inc, Cl A	6,035	244
O’Reilly Automotive Inc *	1,446	859
Oxford Industries Inc	1,697	153

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Perdoceo Education Corp *	41,354	$454
Pool Corp	1,198	592
PulteGroup Inc	75,378	4,060
Qurate Retail Inc	278,382	3,071
RH *	458	321
Shutterstock Inc	13,421	1,547
Smith & Wesson Brands Inc	38,254	923
Starbucks Corp	12,413	1,458
Sturm Ruger & Co Inc	11,691	914
Target Corp	51,677	12,763
Tempur Sealy International Inc	19,128	855
Terminix Global Holdings Inc *	3,928	163
Tesla Inc *	591	435
Texas Roadhouse Inc, Cl A	8,823	838
TJX Cos Inc/The	44,262	3,219
Tractor Supply Co	3,613	702
Tri Pointe Homes Inc *	89,474	2,127
Victoria’s Secret & Co *	1	—
Vista Outdoor Inc *	41,192	1,683
Whirlpool Corp	1,028	228
Williams-Sonoma Inc	4,468	834
Winmark Corp	292	61
XPEL Inc *	6,157	468
Yum! Brands Inc	7,195	943

		114,973

Consumer Staples — 8.8%
Albertsons Cos Inc, Cl A	114,037	3,462
Altria Group Inc	18,651	937
Archer-Daniels-Midland Co	12,378	742
Brown-Forman Corp, Cl A	1,350	89
Brown-Forman Corp, Cl B	5,741	403
Bunge Ltd	70,367	5,328
Casey’s General Stores Inc	1,167	239
Central Garden & Pet Co, Cl A *	4,385	183
Church & Dwight Co Inc	6,850	573
Clorox Co/The	14,898	2,504
Coca-Cola Co/The	25,135	1,415
Colgate-Palmolive Co	51,202	3,991
Costco Wholesale Corp	3,112	1,418
Estee Lauder Cos Inc/The, Cl A	6,513	2,218
Flowers Foods Inc	6,209	150
General Mills Inc	2,933	169
Hain Celestial Group Inc/The *	4,015	150
Herbalife Nutrition Ltd *	65,755	3,376
Hershey Co/The	8,429	1,498
Ingles Markets Inc, Cl A	11,641	790
Ingredion Inc	1,815	160
J M Smucker Co/The	35,278	4,363
Keurig Dr Pepper Inc	7,543	269
Kroger Co/The	267,501	12,313
Lancaster Colony Corp	1,049	186

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Medifast Inc	934	$213
Monster Beverage Corp *	44,585	4,350
Nu Skin Enterprises Inc, Cl A	6,626	335
PepsiCo Inc	31,923	4,992
Philip Morris International Inc	39,513	4,070
Procter & Gamble Co/The	108,298	15,421
SpartanNash Co	22,326	480
Sprouts Farmers Market Inc *	82,763	2,061
Sysco Corp	5,200	414
Tyson Foods Inc, Cl A	9,247	726
USANA Health Sciences Inc *	9,634	935
Vector Group Ltd	108,469	1,629
Village Super Market Inc, Cl A	2,624	59
Walgreens Boots Alliance Inc	14,046	713
Walmart Inc	84,054	12,448
WD-40 Co	415	99
Weis Markets Inc	2,216	126

		95,997

Energy — 0.5%
Chesapeake Energy	22,200	1,239
Cimarex Energy Co	21,606	1,387
DHT Holdings Inc	84,820	469
Dorian LPG Ltd	26,251	347
Frontline Ltd/Bermuda	1,112	8
Kinder Morgan Inc	57,761	940
Magnolia Oil & Gas Corp, Cl A	2,440	38
Marathon Oil Corp	9,265	109
PDC Energy Inc	10,737	448
Whiting Petroleum Corp *	13,497	634

		5,619

Financials — 14.1%
Affiliated Managers Group Inc	7,131	1,213
Aflac Inc	20,943	1,187
AGNC Investment Corp ‡	381,699	6,226
Alleghany Corp *	424	287
Allstate Corp/The	6,131	829
Ally Financial Inc	202,248	10,699
Amalgamated Financial Corp	9,327	145
American Financial Group Inc/OH	2,183	301
Ameriprise Financial Inc	896	245
Annaly Capital Management Inc ‡	247,277	2,149
Banco Latinoamericano de Comercio
Exterior SA, Cl E	21,862	373
Bank of America Corp	6,005	251
Bank OZK	10,925	464
Berkshire Hathaway Inc, Cl B *	1,244	356
Brighthouse Financial Inc *	64,531	3,159
Capital One Financial Corp	69,332	11,507
Carlyle Group Inc/The	56,541	2,792
Citigroup Inc	148,898	10,707
Civista Bancshares Inc	11,400	268

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CNB Financial Corp/PA	11,015	$271
Cohen & Steers Inc	2,898	254
Comerica Inc	37,815	2,795
Cowen Inc, Cl A	18,848	679
Customers Bancorp Inc *	15,418	638
Discover Financial Services	8,597	1,102
Donegal Group Inc, Cl A	2,017	30
Donnelley Financial Solutions Inc *	32,353	1,079
Enova International Inc *	24,374	804
Federated Hermes Inc, Cl B	28,403	961
Fidelity National Financial Inc	9,217	450
Financial Institutions Inc	11,775	374
First Financial Corp/IN	4,583	185
First Republic Bank/CA	3,210	639
Flushing Financial Corp	22,191	509
FS Bancorp Inc	3,023	103
Genworth Financial Inc, Cl A *	375,284	1,407
Goldman Sachs Group Inc/The	10,569	4,370
Great Southern Bancorp Inc	7,800	425
Greenlight Capital Re Ltd, Cl A *	19,667	166
Hanmi Financial Corp	13,164	254
Hanover Insurance Group Inc/The	1,192	168
Home Bancorp Inc	5,571	208
HomeStreet Inc	15,764	644
Independent Bank Corp/MI	15,700	329
Invesco Ltd	32,456	822
Jefferies Financial Group Inc	9,029	334
JPMorgan Chase & Co	26,130	4,180
Luther Burbank Corp	12,661	164
Merchants Bancorp/IN	3,361	123
MFA Financial Inc ‡	67,916	326
Midland States Bancorp Inc	5,142	130
Moelis & Co, Cl A	20,949	1,298
Mr Cooper Group Inc *	52,840	2,054
Navient Corp	132,185	3,068
OFG Bancorp	37,327	889
OneMain Holdings Inc, Cl A	82,252	4,757
Orrstown Financial Services Inc	7,934	189
Piper Sandler Cos	6,120	875
Popular Inc	68,401	5,194
Prudential Financial Inc	47,269	5,005
Regions Financial Corp	171,056	3,495
S&P Global Inc	4,755	2,110
Santander Consumer USA Holdings Inc	71,730	2,993
Sculptor Capital Management Inc, Cl A (A)	15,857	449
SiriusPoint Ltd *	57,702	566
SLM Corp	107,994	2,025
South Plains Financial Inc	2,368	55
State Street Corp	81,371	7,560
Stewart Information Services Corp	9,571	603
Stifel Financial Corp	7,959	550
Synchrony Financial	237,796	11,830

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
T Rowe Price Group Inc	51,079	$11,435
Travelers Cos Inc/The	4,395	702
Virtus Investment Partners Inc	2,046	640
W R Berkley Corp	28,405	2,139
Waterstone Financial Inc	16,164	328
Wells Fargo & Co	48,488	2,216
Zions Bancorp NA	30,641	1,774

		152,880

Health Care — 14.1%
Abbott Laboratories	3,867	489
AbbVie Inc	29,670	3,583
Agilent Technologies Inc	1,633	287
Align Technology Inc *	458	325
AmerisourceBergen Corp, Cl A	54,824	6,700
Amgen Inc	34,355	7,748
Amneal Pharmaceuticals Inc *	73,171	413
Avantor Inc *	18,058	712
Bristol-Myers Squibb Co	99,812	6,673
Bruker Corp	9,461	836
Cardinal Health Inc	135,757	7,126
Catalent Inc *	12,784	1,668
Cerner Corp	29,215	2,231
Chemed Corp	499	238
CVS Health Corp	111,155	9,603
Danaher Corp	14,837	4,810
DaVita Inc *	66,218	8,659
Edwards Lifesciences Corp *	1,095	128
Eli Lilly & Co	3,379	873
Endo International PLC *	158,755	364
Envista Holdings Corp *	55,396	2,370
Gilead Sciences Inc	68,540	4,988
HCA Healthcare Inc	13,041	3,299
Henry Schein Inc *	4,577	346
Hologic Inc *	73,099	5,786
IDEXX Laboratories Inc *	2,816	1,897
IQVIA Holdings Inc *	2,253	585
Ironwood Pharmaceuticals Inc, Cl A *	49,764	652
Johnson & Johnson	44,662	7,732
Laboratory Corp of America Holdings *	4,678	1,419
McKesson Corp	55,382	11,306
Medpace Holdings Inc *	3,510	640
Medtronic PLC	22,115	2,952
Merit Medical Systems Inc *	6,983	501
Mettler-Toledo International Inc *	691	1,073
Moderna Inc *	4,655	1,753
Organon & Co	25,833	875
Pfizer Inc	262,404	12,089
Prestige Consumer Healthcare Inc *	5,556	319
Quest Diagnostics Inc	9,623	1,471
Regeneron Pharmaceuticals Inc *	4,956	3,337
ResMed Inc	438	127

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
STAAR Surgical Co *	6,007	$928
Tenet Healthcare Corp *	20,105	1,515
Thermo Fisher Scientific Inc	8,947	4,965
United Therapeutics Corp *	34,009	7,308
UnitedHealth Group Inc	9,761	4,063
Universal Health Services Inc, Cl B	3,923	611
Veeva Systems Inc, Cl A *	3,135	1,041
Vertex Pharmaceuticals Inc *	8,109	1,624
Viatris Inc, Cl W *	19,372	283
Waters Corp *	1,953	809
Zoetis Inc, Cl A	3,154	645

		152,775

Industrials — 6.6%
3M Co	4,292	836
A O Smith Corp	4,221	307
AGCO Corp	10,700	1,473
ArcBest Corp	5,613	375
Atlas Air Worldwide Holdings Inc *	20,849	1,525
Boise Cascade Co	11,138	644
CACI International Inc, Cl A *	6,753	1,739
Caesarstone Ltd	15,363	200
Carlisle Cos Inc	1,589	335
CH Robinson Worldwide Inc	4,164	375
Cintas Corp	2,194	868
Costamare Inc	37,311	536
Crane Co	8,860	902
Deere & Co	14,623	5,528
Donaldson Co Inc	543	37
Dover Corp	2,114	369
Echo Global Logistics Inc *	3,267	107
Emerson Electric Co	3,867	408
Encore Wire Corp	10,582	900
Ennis Inc	6,866	133
Expeditors International of Washington Inc	76,555	9,542
FedEx Corp	6,927	1,840
Graco Inc	5,253	412
GrafTech International Ltd	29,956	332
Honeywell International Inc	3,235	750
Hubbell Inc, Cl B	1,663	343
IDEX Corp	2,336	523
Illinois Tool Works Inc	4,044	942
Johnson Controls International plc	22,689	1,697
Kadant Inc	1,087	227
Kforce Inc	2,464	144
Korn Ferry	18,284	1,292
L3Harris Technologies Inc	3,381	788
Landstar System Inc	1,203	202
Lennox International Inc	1,118	375
Lockheed Martin Corp	1,976	711
ManpowerGroup Inc	33,351	4,049
Masco Corp	68,251	4,144

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
MSC Industrial Direct Co Inc, Cl A	1,327	$112
Mueller Industries Inc	7,190	321
Nielsen Holdings PLC	261,036	5,602
Northrop Grumman Corp	4,302	1,582
Omega Flex Inc	365	55
Pentair PLC	5,324	411
Preformed Line Products Co	2,152	151
Robert Half International Inc	58,204	6,018
Rockwell Automation Inc	2,872	935
Rollins Inc	6,919	269
RR Donnelley & Sons Co *	52,027	255
Rush Enterprises Inc, Cl A	171	8
Ryder System Inc	38,026	3,023
Safe Bulkers Inc *	40,655	164
Schneider National Inc, Cl B	13,210	298
Simpson Manufacturing Co Inc	1,174	133
Snap-on Inc	1,713	386
Toro Co/The	3,348	368
TransUnion	1,077	131
TrueBlue Inc *	12,127	331
United Parcel Service Inc, Cl B	15,318	2,997
Vertiv Holdings Co, Cl A	19,391	546
Waste Management Inc	5,835	905
Watts Water Technologies Inc, Cl A	880	151
Werner Enterprises Inc	15,379	725

		71,787

Information Technology — 30.1%
A10 Networks Inc *	7,733	107
Accenture PLC, Cl A	29,539	9,942
Adobe Inc *	1,502	997
Alpha & Omega Semiconductor Ltd *	14,331	416
Amdocs Ltd	40,940	3,154
Amkor Technology Inc	52,118	1,432
Amphenol Corp, Cl A	9,722	745
Apple Inc	328,769	49,917
Applied Materials Inc	28,927	3,909
Arrow Electronics Inc *	62,266	7,548
Atlassian Corp PLC, Cl A *	3,081	1,131
Automatic Data Processing Inc	2,770	579
Avaya Holdings Corp *	62,210	1,255
Avid Technology Inc *	23,303	602
Avnet Inc	71,664	2,900
BM Technologies Inc *	656	6
Box Inc, Cl A *	5,052	130
Cadence Design Systems Inc *	20,689	3,382
CDK Global Inc	67,527	2,809
Ciena Corp *	11,563	661
Cisco Systems Inc/Delaware	197,132	11,635
Citrix Systems Inc	11,875	1,222
Cognizant Technology Solutions Corp, Cl A	92,195	7,035
CommScope Holding Co Inc *	53,804	850

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CommVault Systems Inc *	14,116	$1,143
Crowdstrike Holdings Inc, Cl A *	4,205	1,182
CSG Systems International Inc	1,041	50
Dell Technologies Inc, Cl C *	42,923	4,183
Diebold Nixdorf Inc *	52,176	568
Digital Turbine Inc *	8,973	525
DocuSign Inc, Cl A *	2,571	762
Dolby Laboratories Inc, Cl A	19,597	1,942
Dropbox Inc, Cl A *	27,388	869
Dynatrace Inc *	4,355	299
EPAM Systems Inc *	6,401	4,051
EVERTEC Inc	7,715	357
F5 Networks Inc *	5,969	1,215
First Solar Inc *	17,979	1,690
Fiserv Inc *	13,084	1,541
Fortinet Inc *	30,873	9,729
Gartner Inc *	2,684	829
Genpact Ltd	5,836	303
Hewlett Packard Enterprise Co	225,331	3,484
HP Inc	374,925	11,150
Intel Corp	196,674	10,632
International Business Machines Corp	64,424	9,041
Intuit Inc	22,992	13,016
J2 Global Inc *	30,773	4,237
Jabil Inc	71,617	4,425
Keysight Technologies Inc *	2,114	379
KLA Corp	1,577	536
Kulicke & Soffa Industries Inc	12,220	858
Lam Research Corp	2,891	1,749
Littelfuse Inc	1,049	299
Manhattan Associates Inc *	2,591	422
Microsoft Corp	199,691	60,283
Motorola Solutions Inc	3,513	858
NetApp Inc	1,949	173
NETGEAR Inc *	20,819	744
NortonLifeLock Inc	110,703	2,940
NVIDIA Corp	3,229	723
ON Semiconductor Corp *	59,995	2,661
Onto Innovation Inc *	9,273	687
Oracle Corp	173,796	15,490
PayPal Holdings Inc *	13,065	3,771
Perficient Inc *	11,282	1,345
Photronics Inc *	46,650	703
Progress Software Corp	11,199	521
Qorvo Inc *	6,533	1,228
QUALCOMM Inc	64,805	9,506
Sanmina Corp *	19,105	754
Skyworks Solutions Inc	10,156	1,863
SPS Commerce Inc *	4,280	580
SYNNEX Corp	30,345	3,856
Teradyne Inc	22	3
Texas Instruments Inc	4,696	897

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

U.S. Equity Factor Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Trade Desk Inc/The, Cl A *	3,146	$252
TTEC Holdings Inc	1,643	173
Ubiquiti Inc	763	248
Verint Systems Inc *	54,954	2,453
VeriSign Inc *	3,791	820
Visa Inc, Cl A	12,471	2,857
Vishay Intertechnology Inc	59,677	1,311
Western Union Co/The	126,234	2,732
Xerox Holdings Corp	47,269	1,064
Xperi Holding Corp	77,699	1,661
Zebra Technologies Corp, Cl A *	934	548

		327,535

Materials — 1.6%
AptarGroup Inc	2,092	282
Avery Dennison Corp	2,623	591
Avient Corp	5,632	293
Crown Holdings Inc	20,638	2,266
Dow Inc	26,224	1,650
Element Solutions Inc	61,740	1,403
Graphic Packaging Holding Co	8,391	172
International Paper Co	12,784	768
NewMarket Corp	193	68
Nucor Corp	33,245	3,908
Olin Corp	19,016	948
Reliance Steel & Aluminum Co	2,033	305
Sealed Air Corp	14,952	913
Sensient Technologies Corp	1,235	107
Sherwin-Williams Co/The	2,749	835
Silgan Holdings Inc	55,431	2,352
Sonoco Products Co	3,072	201
Steel Dynamics Inc	13,253	894

		17,956

Real Estate — 1.3%
Alexandria Real Estate Equities Inc ‡	4,768	984

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CareTrust Inc ‡	2,225	$49
CBRE Group Inc, Cl A *	22,132	2,131
Easterly Government Properties Inc, Cl A ‡	9,723	208
EastGroup Properties Inc ‡	2,910	525
Equity Commonwealth ‡	17,767	468
Extra Space Storage Inc ‡	15,355	2,870
iStar Inc ‡	9,532	252
Jones Lang LaSalle Inc *	7,246	1,757
PotlatchDeltic Corp ‡	8,429	438
Prologis Inc ‡	12,840	1,729
Realogy Holdings Corp *	79,176	1,389
RPT Realty ‡	27,839	360
SITE Centers Corp ‡	42,969	692

		13,852

Utilities — 0.8%
American Water Works Co Inc	4,111	749
Exelon Corp	139,697	6,848
Sempra Energy	8,691	1,151

		8,748

Total Common Stock (Cost $756,786) ($ Thousands)		1,070,081

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	15,001,983	15,002

Total Cash Equivalent (Cost $15,002) ($ Thousands)		15,002

Total Investments in Securities — 99.7% (Cost $771,788) ($ Thousands)		$1,085,083

A list of open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Depreciation (Thousands)
Long Contracts
S&P 500 Index E-MINI	43	Sep-2021	$9,730	$9,719	$(11)

Percentages	are based on Net Assets of $1,088,588 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security
(A)	Security is a Master Limited Partnership. At August 31, 2021, such securities amounted to $449 ($ Thousands), or 0.0% of the Net Assets of the Fund.
Cl — Class

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor’s

Ser — Series

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

U.S. Equity Factor Allocation Fund (Concluded)

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,070,081	–	–	1,070,081
Cash Equivalent	15,002	–	–	15,002

Total Investments in Securities	1,085,083	–	–	1,085,083

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Depreciation	(11)	–	–	(11)

Total Other Financial Instruments	(11)	–	–	(11)

*Futures contracts are value at the unrealized depreciation on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ -	$ 101,641	$ (86,639)	$ -	$ -	$ 15,002	15,001,983	$ -	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

U.S. Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.5%

Communication Services — 8.4%
Activision Blizzard Inc	21,137	$1,741
Alphabet Inc, Cl A *	943	2,729
Alphabet Inc, Cl C *	1,110	3,229
AT&T Inc	419,100	11,492
Comcast Corp, Cl A	240,300	14,581
Electronic Arts Inc	15,090	2,191
Gogo Inc *	21,989	296
John Wiley & Sons Inc, Cl A	20,136	1,170
Lions Gate Entertainment Corp, Cl A *	28,609	370
Lions Gate Entertainment Corp, Cl B *	21,586	254
New York Times Co/The, Cl A	28,840	1,465
Nippon Telegraph & Telephone Corp ADR (A)	140,100	3,750
Omnicom Group Inc	135,581	9,927
Ooma Inc *	11,221	213
Scholastic Corp	12,324	410
SK Telecom Co Ltd ADR (A)	141,800	4,082
United States Cellular Corp *	10,750	343
Verizon Communications Inc	443,377	24,386
World Wrestling Entertainment Inc, Cl A (A)	60,073	3,130
Zynga Inc, Cl A *	112,982	1,000

		86,759

Consumer Discretionary — 8.8%
Amazon.com Inc *	806	2,797
AutoZone Inc *	3,200	4,957
BorgWarner Inc	28,252	1,206
Canadian Tire Corp Ltd, Cl A	31,000	4,710
Dorman Products Inc *	4,477	420
DR Horton Inc	49,600	4,743
eBay Inc	199,600	15,317
Frontdoor Inc *	11,468	500
Garmin Ltd	13,711	2,392
Gentex Corp	30,212	931
Graham Holdings Co, Cl B	360	222
Grand Canyon Education Inc *	36,512	3,255
H&R Block Inc	26,093	669
Honda Motor Co Ltd ADR (A)	112,200	3,395
Murphy USA Inc	3,936	611
NIKE Inc, Cl B	31,120	5,127
Papa John’s International Inc	3,824	488
Service Corp International/US	22,140	1,389
Smith & Wesson Brands Inc	6,634	160
Standard Motor Products Inc	8,097	347
Sturm Ruger & Co Inc	51,771	4,048
Target Corp	93,000	22,969
Terminix Global Holdings Inc *	33,697	1,403
Toyota Motor Corp ADR (A)	45,600	7,945
Winmark Corp	421	88

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Yum China Holdings Inc	17,569	$1,082

		91,171

Consumer Staples — 14.1%
Altria Group Inc	118,300	5,942
BellRing Brands Inc, Cl A *	13,661	461
BJ’s Wholesale Club Holdings Inc *	4,671	265
Bunge Ltd	21,507	1,628
Calavo Growers Inc	4,653	218
Campbell Soup Co	51,491	2,149
Casey’s General Stores Inc	7,422	1,518
Coca-Cola Co/The	117,151	6,597
Coca-Cola Consolidated Inc	1,581	642
Colgate-Palmolive Co	62,701	4,888
Conagra Brands Inc	237,664	7,871
Costco Wholesale Corp	9,110	4,150
Darling Ingredients Inc *	6,160	459
Flowers Foods Inc	148,806	3,591
Fresh Del Monte Produce Inc	10,690	351
General Mills Inc	198,501	11,475
Hain Celestial Group Inc/The *	29,867	1,117
Hershey Co/The	39,405	7,002
Hormel Foods Corp	65,945	3,003
Hostess Brands Inc, Cl A *	37,093	592
Ingredion Inc	32,800	2,882
Inter Parfums Inc	2,136	155
J & J Snack Foods Corp	3,210	526
J M Smucker Co/The	105,950	13,103
John B Sanfilippo & Son Inc	7,596	646
Kellogg Co (A)	154,926	9,782
Kimberly-Clark Corp	61,100	8,420
Kraft Heinz Co/The	199,900	7,194
Kroger Co/The	363,729	16,742
Lancaster Colony Corp	3,768	668
Landec Corp *	3,190	35
Medifast Inc	1,165	266
MGP Ingredients Inc (A)	5,630	368
Mondelez International Inc, Cl A	11,633	722
Natural Grocers by Vitamin Cottage Inc	14,948	181
PriceSmart Inc	6,275	531
Sanderson Farms Inc	3,180	625
Seaboard Corp	79	336
Simply Good Foods Co/The *	16,897	602
Tootsie Roll Industries Inc	7,147	226
Tyson Foods Inc, Cl A	151,368	11,885
Universal Corp/VA	11,214	568
USANA Health Sciences Inc *	4,171	405
Vector Group Ltd	36,873	554
Village Super Market Inc, Cl A	1,361	30
Walmart Inc	24,351	3,606
WD-40 Co	1,248	299

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Weis Markets Inc	9,424	$537

		145,813

Energy — 0.5%
DT Midstream Inc	15,500	720
Frontline Ltd/Bermuda (A)	32,614	235
Kinder Morgan Inc	231,700	3,770
RPC Inc *	20,267	78

		4,803

Financials — 11.4%
Aflac Inc	226,200	12,821
Alerus Financial Corp	4,353	130
Allstate Corp/The	137,000	18,533
American Financial Group Inc/OH	32,000	4,414
Annaly Capital Management Inc ‡	364,500	3,167
Arbor Realty Trust Inc ‡	16,891	309
Argo Group International Holdings Ltd	8,827	467
Assurant Inc	5,344	909
Bank of New York Mellon Corp/The	155,100	8,565
Berkshire Hathaway Inc, Cl B *	62,310	17,806
BRP Group Inc, Cl A *	6,754	254
Canadian Imperial Bank of Commerce	44,100	5,066
Cboe Global Markets Inc	34,956	4,410
Columbia Financial Inc *	24,784	447
Community Bank System Inc	3,109	230
Crawford & Co, Cl A	4,403	44
Dynex Capital Inc	35,220	625
Employers Holdings Inc	8,853	364
Erie Indemnity Co, Cl A	2,612	463
Everest Re Group Ltd	14,000	3,709
HarborOne Bancorp Inc	33,081	467
Hartford Financial Services Group Inc/The	68,500	4,605
HCI Group Inc	1,812	202
Houlihan Lokey Inc, Cl A	6,177	557
Investors Bancorp Inc	423,000	6,053
Kearny Financial Corp/MD	36,823	467
KKR Real Estate Finance Trust Inc	9,323	199
Loblaw Cos Ltd	76,100	5,353
Marsh & McLennan Cos Inc	26,440	4,156
Mercury General Corp	20,919	1,249
MFA Financial Inc ‡	37,093	178
Moelis & Co, Cl A	381	24
Morningstar Inc	10,581	2,836
MVB Financial Corp	1,943	77
National Bank Holdings Corp, Cl A	12,430	466
NI Holdings Inc *	2,526	49
PCSB Financial Corp	13,466	245
Professional Holding, Cl A *	5,391	104
Redwood Trust Inc ‡	28,456	355
Reliant Bancorp Inc	4,713	137
Safety Insurance Group Inc	3,875	315
Stewart Information Services Corp	6,971	439

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tradeweb Markets Inc, Cl A	11,973	$1,042
US Bancorp	74,500	4,276
Waterstone Financial Inc	14,876	302
White Mountains Insurance Group Ltd	1,495	1,676

		118,562

Health Care — 16.7%
AbbVie Inc	112,909	13,637
Alkermes PLC *	1,736	54
Amgen Inc	44,700	10,081
Amphastar Pharmaceuticals Inc *	30,832	606
Anika Therapeutics Inc *	2,455	106
Baxter International Inc	43,698	3,331
BioDelivery Sciences International Inc *	15,740	61
Biogen Inc *	3,522	1,194
Bristol-Myers Squibb Co	385,312	25,762
Cerner Corp	67,441	5,149
CVS Health Corp	162,733	14,059
Danaher Corp	2,454	796
DermTech Inc *	3,034	113
Eagle Pharmaceuticals Inc/DE *	4,043	216
Gilead Sciences Inc	226,380	16,476
Harvard Bioscience *	3,431	28
HealthStream Inc *	6,859	208
Henry Schein Inc *	23,535	1,779
InfuSystem Holdings Inc *	1,993	28
Inogen Inc *	5,328	315
Ironwood Pharmaceuticals Inc, Cl A *	37,449	491
Johnson & Johnson	111,727	19,343
Joint Corp/The *	2,455	251
LeMaitre Vascular Inc	703	40
Merck & Co Inc	333,635	25,453
Omnicell Inc *	3,987	619
Organogenesis Holdings Inc, Cl A *	3,158	54
Organon & Co	36,062	1,222
Orthofix Medical Inc *	3,999	170
Pacira BioSciences Inc *	5,219	309
Patterson Cos Inc	12,473	382
Pfizer Inc	458,539	21,125
Phibro Animal Health Corp, Cl A	1,580	38
Premier Inc, Cl A	76,188	2,833
Prestige Consumer Healthcare Inc *	10,027	575
QIAGEN NV *	29,525	1,648
Sharps Compliance Corp *	25,618	230
SIGA Technologies Inc *	33,700	220
Stereotaxis Inc *	35,410	250
Vanda Pharmaceuticals Inc *	19,543	327
Viemed Healthcare Inc *	25,089	161
West Pharmaceutical Services Inc	7,448	3,364

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
XBiotech Inc (A)	10,628	$170

		173,274

Industrials — 10.2%
3M Co	71,598	13,943
Allison Transmission Holdings Inc, Cl A	161,500	5,972
AZZ Inc	4,990	267
Booz Allen Hamilton Holding Corp, Cl A	1,213	99
Brink’s Co/The	4,195	328
BWX Technologies Inc	5,736	329
CACI International Inc, Cl A *	16,400	4,224
CBIZ Inc *	11,556	394
CH Robinson Worldwide Inc	50,772	4,573
Cummins Inc	28,900	6,820
Expeditors International of Washington Inc	42,925	5,350
Exponent Inc	1,937	226
Forward Air Corp	5,985	528
FTI Consulting Inc *	9,058	1,266
General Dynamics Corp	44,660	8,946
Huntington Ingalls Industries Inc	27,292	5,572
JB Hunt Transport Services Inc	11,336	2,011
Kforce Inc	4,078	238
Landstar System Inc	5,128	862
Lockheed Martin Corp	26,313	9,467
Miller Industries Inc/TN	2,341	87
Northrop Grumman Corp	41,957	15,428
Otis Worldwide Corp	32,844	3,029
Red Violet Inc *(A)	6,626	190
Republic Services Inc, Cl A	31,100	3,860
Rollins Inc	59,838	2,329
Snap-on Inc	23,500	5,286
Toro Co/The	33,563	3,690
TrueBlue Inc *	865	24
Werner Enterprises Inc	6,991	330
WillScot Mobile Mini Holdings Corp, Cl A *	1,566	46

		105,714

Information Technology — 16.9%
Amdocs Ltd	230,881	17,785
Amphenol Corp, Cl A	22,838	1,750
Avnet Inc	73,800	2,986
Broadridge Financial Solutions Inc	8,635	1,487
Canon Inc ADR (A)	94,900	2,260
CDK Global Inc	11,136	463
Cisco Systems Inc/Delaware	351,631	20,753
CommVault Systems Inc *	7,118	576
Cornerstone OnDemand Inc *	11,951	685
CSG Systems International Inc	110,172	5,311
DocuSign Inc, Cl A *	4,069	1,205
Dropbox Inc, Cl A *	60,366	1,914
F5 Networks Inc *	57,056	11,615
Intel Corp	387,900	20,970
International Business Machines Corp	115,600	16,223

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Jack Henry & Associates Inc	17,049	$3,007
Juniper Networks Inc	318,580	9,233
Maximus Inc	3,913	341
Microsoft Corp	11,452	3,457
NortonLifeLock Inc	105,903	2,813
Oracle Corp	302,300	26,944
OSI Systems Inc *	3,312	328
Progress Software Corp	10,717	499
QAD Inc, Cl A	6,845	596
Sapiens International Corp NV	18,438	526
Seagate Technology Holdings PLC	81,800	7,165
SPS Commerce Inc *	3,100	420
Tucows Inc, Cl A *(A)	2,792	207
Western Union Co/The	625,043	13,526

		175,045

Materials — 4.5%
AptarGroup Inc	31,806	4,287
Balchem Corp	3,963	557
Berry Global Group Inc *	102,600	6,892
NewMarket Corp	17,553	6,139
Newmont Corp	157,827	9,152
Novagold Resources Inc *	30,250	219
Ranpak Holdings Corp, Cl A *	7,074	217
Sealed Air Corp	67,600	4,126
Sherwin-Williams Co/The	18,187	5,523
Silgan Holdings Inc	147,500	6,258
Sonoco Products Co	55,400	3,618
Stepan Co	846	99

		47,087

Real Estate — 2.1%
Agree Realty Corp ‡	6,974	520
Brandywine Realty Trust ‡	270,500	3,754
Easterly Government Properties Inc, Cl A ‡	6,738	144
Extra Space Storage Inc ‡	7,319	1,368
Forestar Group Inc *	3,395	71
Healthcare Realty Trust Inc ‡	13,583	408
Iron Mountain Inc ‡(A)	160,400	7,659
PS Business Parks Inc ‡	1,932	304
Public Storage ‡	18,582	6,013
Retail Opportunity Investments Corp ‡	11,645	210
Retail Properties of America Inc, Cl A ‡	8,743	116
RMR Group Inc/The, Cl A	3,079	143
RPT Realty ‡	9,734	126
SITE Centers Corp ‡	9,138	147
Terreno Realty Corp ‡	7,169	479
Urban Edge Properties ‡	4,305	81
Urstadt Biddle Properties Inc, Cl A ‡	7,797	149

		21,692

Utilities — 3.9%
American States Water Co	3,789	349

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

U.S. Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Artesian Resources Corp, Cl A	1,536	$60
Atmos Energy Corp	5,113	499
Avista Corp	1,455	61
Cadiz Inc *(A)	23,583	317
California Water Service Group	8,964	570
Chesapeake Utilities Corp	5,723	748
DTE Energy Co	31,000	3,731
Entergy Corp	33,400	3,694
Evergy Inc	206,600	14,142
Global Water Resources Inc	1,925	38
Hawaiian Electric Industries Inc	53,136	2,317
National Fuel Gas Co	65,600	3,399
Northwest Natural Holding Co	4,441	228
ONE Gas Inc	2,145	154
Portland General Electric Co	114,000	5,854
Pure Cycle Corp *	12,901	193
South Jersey Industries Inc	17,229	427
Southwest Gas Holdings Inc	325	23
UGI Corp	79,500	3,682
Via Renewables Inc, Cl A	4,577	51

		40,537

Total Common Stock (Cost $748,662) ($ Thousands)		1,010,457

AFFILIATED PARTNERSHIP — 1.8%
SEI Liquidity Fund, L.P. 0.010% **†(B)	18,143,306	18,144

Total Affiliated Partnership (Cost $18,145) ($ Thousands)		18,144

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	21,827,077	21,827

Total Cash Equivalent (Cost $21,827) ($ Thousands)		21,827

Total Investments in Securities — 101.4% (Cost $788,634) ($ Thousands)		$1,050,428

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation
Long Contracts
S&P 500 Index E-MINI	51	Sep-2021	$ 11,084	$11,527	$444

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

U.S. Managed Volatility Fund (Concluded)

Percentages are based on Net Assets of $1,035,885 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $18,725 ($ Thousands).
(B)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $18,144 ($ Thousands).

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

Ltd. — Limited

PLC — Public Limited Company

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,010,457	–	–	1,010,457
Affiliated Partnership	–	18,144	–	18,144
Cash Equivalent	21,827	–	–	21,827

Total Investments in Securities	1,032,284	18,144	–	1,050,428

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	444	–	–	444

Total Other Financial Instruments	444	–	–	444

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 32,350	$ 28,545	$ (42,750)	$ 1	$(2)	$ 18,144	18,143,306	$6	$—
SEI Daily Income Trust, Government Fund, Cl F	20,511	134,360	(133,044)	—	—	21,827	21,827,077	1	—

Totals	$ 52,861	$ 162,905	$ (175,794)	$ 1	$(2)	$ 39,971		$7	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Global Managed Volatility Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 97.8%
Australia — 0.8%
AGL Energy Ltd	1,205,000	$5,680
Coles Group Ltd	558,057	7,374
Newcrest Mining Ltd	413,131	7,470
Telstra Corp Ltd	65,492	184
Treasury Wine Estates Ltd	14,743	136

		20,844

Austria — 0.0%
Oberbank AG	175	19
Oesterreichische Post AG	6,377	292
Telekom Austria AG, Cl A	38,558	342

		653

Belgium — 0.6%
Ageas SA/NV	111,600	5,579
Etablissements Franz Colruyt NV	168,578	9,431

		15,010

Canada — 5.0%
Alimentation Couche-Tard Inc, Cl B	233,300	9,412
Bank of Montreal	52,300	5,197
Bank of Nova Scotia/The	106,000	6,555
Canadian Imperial Bank of Commerce	96,200	11,049
Canadian Tire Corp Ltd, Cl A (A)	71,000	10,788
Cogeco Communications Inc	58,200	5,343
Empire Co Ltd, Cl A	150,200	4,850
Fairfax Financial Holdings Ltd	2,100	928
George Weston Ltd	114,714	12,346
Great-West Lifeco Inc (A)	172,100	5,316
Hydro One Ltd	81,100	2,015
Loblaw Cos Ltd	325,751	22,915
Metro Inc/CN, Cl A	223,200	11,352
North West Co Inc/The	37,949	1,075
Power Corp of Canada	210,100	7,239
Quebecor Inc, Cl B	252,200	6,283
Saputo	31,000	871
Toronto-Dominion Bank/The	82,800	5,368

		128,902

Denmark — 0.6%
AP Moller - Maersk A/S, Cl B	842	2,389
Coloplast A/S, Cl B	37,803	6,547
DSV PANALPINA A/S	6,246	1,591
Genmab A/S *	4,721	2,235
Novo Nordisk A/S, Cl B	36,797	3,666
Schouw & Co A/S	2,853	309

		16,737

Finland — 0.3%
Aspo Oyj	27	–
Kesko Oyj, Cl B	51,307	2,117
Orion Oyj, Cl B	33,337	1,359
TietoEVRY	147,700	5,259

		8,735

France — 1.9%
Axway Software	762	26

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boiron SA	56	$3
Carrefour SA	506,321	10,071
Danone SA	40,887	2,986
Dassault Systemes	6,275	358
Fountaine Pajot SA	345	48
L’Oreal SA	275	128
Orange SA	680,000	7,722
Sanofi	162,484	16,806
Societe BIC SA	77,200	5,135
Stef	149	17
TotalEnergies SE	133,400	5,881

		49,181

Germany — 1.3%
Allianz SE	16,900	3,970
Bayerische Motoren Werke AG	45,600	4,326
Deutsche Telekom AG	551,867	11,732
Freenet AG	39,379	972
HelloFresh SE *	12,234	1,318
Henkel AG & Co KGaA	11,427	1,028
Knorr-Bremse AG	44,322	5,318
McKesson Europe AG	1,563	45
Merck KGaA	17,841	4,237
Scout24 AG	17,584	1,478

		34,424

Hong Kong — 1.3%
Chinney Investments Ltd	88,000	20
CITIC Telecom International Holdings Ltd	872,000	303
CK Hutchison Holdings Ltd	755,500	5,513
CLP Holdings Ltd	829,680	8,294
Fountain SET Holdings Ltd	174,279	30
HK Electric Investments & HK Electric Investments Ltd	2,671,521	2,659
HKT Trust & HKT Ltd	4,222,686	5,755
Hong Kong & China Gas Co Ltd	805,372	1,296
Kerry Logistics Network	62,500	199
Langham Hospitality Investments and Langham Hospitality Investments Ltd *	196,500	22
PCCW Ltd	3,158,000	1,649
Plover Bay Technologies	144,000	60
Power Assets Holdings Ltd	466,500	2,930
Regal Hotels International Holdings Ltd *	46,000	21
SmarTone Telecommunications Holdings Ltd	153,344	86
Sun Hung Kai Properties Ltd	239,000	3,368
Transport International Holdings Ltd	13,200	24
VTech Holdings Ltd	62,233	605
Yue Yuen Industrial Holdings Ltd *	22	–

		32,834

Israel — 0.5%
Bank Hapoalim BM	22,133	191
Bank Leumi Le-Israel BM	653,000	5,401

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bezeq The Israeli Telecommunication Corp Ltd *	556,347	$662
Isracard Ltd	1	–
Neto ME Holdings Ltd	1,148	57
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd	14,424	1,013
Shufersal Ltd	454,148	3,751
Strauss Group Ltd	34,839	1,008

		12,083

Italy — 0.5%
A2A SpA	4,431,100	9,729
ACEA SpA	12,421	297
Iren SpA	795,339	2,458
Newlat Food SpA *	12,678	103
Orsero SpA	4,664	52
Recordati SpA	9,376	615

		13,254

Japan — 9.3%
Aeon Hokkaido Corp	12,900	136
Ahjikan Co Ltd	5,308	41
Aozora Bank Ltd	85,300	2,004
Araya Industrial Co Ltd	3,800	52
Arcs Co Ltd	32,800	670
Astellas Pharma Inc	234,700	3,967
Atsugi Co Ltd *	8,850	51
Belc Co Ltd	5,100	269
Bridgestone	186,500	8,597
Calbee	18,100	449
Canon Inc	286,900	6,820
Cawachi Ltd	26,600	557
C’BON COSMETICS Co Ltd *	3,200	54
Choushimaru Co Ltd	7,894	85
Computer Engineering & Consulting	14,200	202
Cosmos Pharmaceutical Corp	15,700	2,784
Create Medic Co Ltd	2,784	25
Daihatsu Diesel Manufacturing Co Ltd	6,400	33
Daiohs Corp	2,700	26
Daito Trust Construction Co Ltd	31,300	3,442
Doshisha	6,100	97
DyDo Group Holdings Inc	4,596	235
Earth Corp	12,000	711
Ebara Foods Industry Inc	1,600	38
ENEOS Holdings Inc	1,100,600	4,269
ESTELLE Holdings Co Ltd *	6,000	36
Feed One Co Ltd	5,900	41
Fujicco Co Ltd	6,200	107
Fukuda Denshi Co Ltd	400	40
Heiwado Co Ltd	15,800	315
Hitachi Ltd	525	29
Hokuto Corp	21,300	386
ITOCHU Corp	211,700	6,380
Itochu-Shokuhin Co Ltd	953	46

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Itoham Yonekyu Holdings Inc	10,800	$73
Japan Tobacco Inc	820,100	15,919
J-Oil Mills Inc	1,400	23
Kaken Pharmaceutical Co Ltd	29,400	1,330
Kamigumi Co Ltd	68,700	1,487
Kato Sangyo Co Ltd	16,200	496
KDDI Corp	811,500	24,893
Kinden	267,500	4,536
Kohnan Shoji Co Ltd	138,458	4,575
K’s Holdings Corp	404,800	4,440
Kyokuyo Co Ltd	14,100	387
KYORIN Holdings Inc	24,100	400
Lawson Inc	16,700	806
Lion Corp	20,200	344
Marubeni Corp	160,100	1,276
McDonald’s Holdings Co Japan Ltd	15,700	750
Ministop Co Ltd	20,800	269
Miroku Jyoho Service	9,400	141
Mitsubishi Shokuhin Co Ltd	10,600	278
Miyoshi Oil & Fat Co Ltd	10,118	118
Mizuho Financial Group Inc	592,940	8,328
Mochida Pharmaceutical Co Ltd	10,800	360
Morozoff Ltd	611	30
Nakanishi	2,200	50
Nihon Chouzai Co Ltd	11,100	175
Nihon Kohden Corp	3,500	118
Nintendo Co Ltd	14,300	6,886
Nippn Corp	237,642	3,498
Nippon Express Co Ltd	18,600	1,268
Nippon Telegraph & Telephone Corp	1,129,000	30,173
Nisshin Oillio Group Ltd/The	4,849	135
Nissin Foods Holdings Co Ltd	9,700	756
Nissui Pharmaceutical Co Ltd	11,900	109
Okinawa Cellular Telephone Co	5,411	257
Okuwa Co Ltd	13,500	137
Oracle Corp Japan *	29,154	2,399
Otsuka Holdings Co Ltd	28,000	1,193
OUG Holdings Inc	2,682	73
Rengo Co Ltd	543,000	4,434
San-A Co Ltd, Cl A	4,800	177
Sankyo Co Ltd	12,200	311
Senko Group Holdings Co Ltd	429,100	3,781
Shimamura Co Ltd	15,000	1,324
Showa Sangyo Co Ltd	13,700	351
SKY Perfect JSAT Holdings Inc	477,100	1,772
SoftBank Corp	2,185,300	29,310
SRA Holdings	2,700	68
ST Corp	5,400	88
Sugi Holdings Co Ltd	31,000	2,399
Sundrug Co Ltd	66,800	2,222
Systems Engineering Consultants	1,100	25
Teijin Ltd	327,300	4,716

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Toho Holdings Co Ltd	1,911	$33
Tosoh Corp	133,300	2,424
Toyota Motor Corp	100,500	8,775
Trend Micro Inc/Japan *	70,500	3,870
Tsuruha Holdings Inc	43,500	5,484
Unicafe Inc *	9,700	90
Unicharm Corp	17,000	759
United Super Markets Holdings Inc	75,500	753
Valor Holdings Co Ltd	29,300	656
Vital KSK Holdings Inc	19,700	146
Welcia Holdings Co Ltd	25,600	905
Wowow Inc	6,276	137
Yamaguchi Financial Group Inc	365,000	2,133
Yaoko Co Ltd	10,000	651
Zaoh Co Ltd	2,000	30

		239,304

Netherlands — 1.4%
Amsterdam Commodities NV *	271	8
Koninklijke Ahold Delhaize NV	712,927	24,044
NN Group NV	137,300	7,126
Signify NV	78,500	4,394

		35,572

New Zealand — 0.1%
Argosy Property Ltd ‡	41,575	48
Fisher & Paykel Healthcare Corp Ltd	9,532	222
Investore Property Ltd ‡	188	–
Mainfreight Ltd	6,180	409
Spark New Zealand Ltd	629,331	2,160

		2,839

Norway — 0.3%
Orkla ASA	425,827	3,800
Sparebanken More	56	2
Telenor ASA	279,160	4,886

		8,688

Portugal — 0.1%
Jeronimo Martins SGPS SA	65,850	1,396
REN - Redes Energeticas Nacionais SGPS SA	264,138	773

		2,169

Singapore — 1.2%
Dairy Farm International Holdings Ltd	116,400	411
DBS Group Holdings Ltd	184,000	4,099
Great Eastern Holdings Ltd	4,800	75
Oversea-Chinese Banking Corp Ltd	704,300	5,985
Raffles Medical Group	9,400	10
Sheng Siong Group Ltd	1,456,233	1,635
Singapore Exchange Ltd	196,194	1,444
United Overseas Bank Ltd	876,300	16,665

		30,324

Spain — 0.5%
Ebro Foods SA	100,143	2,010
Endesa SA	326,600	7,849

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Red Electrica Corp SA	139,380	$2,779

		12,638

Sweden — 0.8%
Axfood AB	334,625	8,843
ICA Gruppen AB	91,461	4,545
Svenska Handelsbanken AB, Cl A	492,100	5,529
Swedish Match AB	50,360	465
Telefonaktiebolaget LM Ericsson, Cl B	23,237	275

		19,657

Switzerland — 3.1%
Alcon Inc	36,870	3,036
Allreal Holding AG	232	49
Basellandschaftliche Kantonalbank	120	121
BKW AG	5,985	694
Chocoladefabriken Lindt & Spruengli AG	309	3,633
Crealogix Holding AG *	301	40
Emmi AG	1,669	1,926
EMS-Chemie Holding AG	229	248
Helvetia Holding AG	24,300	2,783
Investis Holding SA	813	88
Logitech International SA	45,967	4,699
Nestle SA	19,109	2,414
Novartis AG	139,681	12,929
Orior AG	1,137	117
PSP Swiss Property AG	2,247	301
Roche Holding AG	55,943	22,459
Schindler Holding AG	11,482	3,708
Sonova Holding AG	16,862	6,498
Straumann Holding	244	471
Swiss Life Holding AG	13,400	6,986
Swisscom AG	12,534	7,353
TX Group AG *	944	110

		80,663

United Kingdom — 4.2%
3i Group PLC	241,600	4,447
Alliance Pharma	70,500	105
Amino Technologies PLC	28,544	59
BAE Systems PLC	786,900	6,156
British American Tobacco PLC	311,300	11,692
BT Group PLC, Cl A *	1,688,100	3,945
CareTech Holdings	1,275	11
Fresnillo PLC	59,571	700
Genus PLC	22,615	1,847
GlaxoSmithKline PLC	1,157,551	23,291
Hummingbird Resources PLC *	82,842	23
Imperial Brands PLC	612,394	12,992
J Sainsbury PLC	1,523,736	6,375
Kingfisher PLC	623,458	3,006
Liberty Global PLC *	197,244	5,716
Medtronic PLC	14,253	1,903
Tate & Lyle PLC	1,054,540	10,240
Unilever PLC	69,854	3,889

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wm Morrison Supermarkets PLC	2,785,971	$11,119

		107,516

United States — 64.0%

Communication Services — 5.7%
Alphabet Inc, Cl A *	5,224	15,118
Alphabet Inc, Cl C *	1,779	5,175
AT&T Inc	1,337,719	36,680
BCE Inc	125,530	6,543
Comcast Corp, Cl A	389,400	23,629
Electronic Arts Inc	4,068	591
Facebook Inc, Cl A *	8,251	3,130
Fox Corp	159,575	5,783
Interpublic Group of Cos Inc/The	25,607	953
John Wiley & Sons Inc, Cl A	26,325	1,529
Liberty Media Corp-Liberty SiriusXM, Cl C *	10,548	520
News Corp, Cl A	13,599	306
Omnicom Group Inc	19,785	1,449
Scholastic Corp	39,778	1,322
Thryv Holdings *(A)	1,123	35
Verizon Communications Inc	812,432	44,684

		147,447

Consumer Discretionary — 5.2%
Advance Auto Parts Inc	43,700	8,865
AutoZone Inc *	14,825	22,966
Dollar General Corp	50,302	11,213
Domino’s Pizza Inc	9,454	4,887
DR Horton Inc	101,300	9,686
eBay Inc	356,900	27,388
Ford Motor Co *	403,300	5,255
General Motors Co *	153,400	7,518
Genuine Parts Co	3,978	486
Johnson Outdoors Inc, Cl A	2,338	268
Pool Corp	517	256
Target Corp	118,506	29,268
Whirlpool Corp	29,236	6,477

		134,533

Consumer Staples — 11.6%
Altria Group Inc	285,900	14,361
Archer-Daniels-Midland Co	96,900	5,814
Bunge Ltd	40,766	3,086
Campbell Soup Co	65,357	2,727
Casey’s General Stores Inc	34,945	7,148
Central Garden & Pet Co, Cl A *	37,374	1,557
Church & Dwight Co Inc	151,340	12,661
Clorox Co/The	8,270	1,390
Colgate-Palmolive Co	178,160	13,888
Conagra Brands Inc	288,500	9,555
Costco Wholesale Corp	37,755	17,197
Flowers Foods Inc	220,600	5,323
General Mills Inc	270,672	15,648
Hershey Co/The	46,577	8,277

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hormel Foods Corp	79,061	$3,600
Ingles Markets Inc, Cl A	403	27
Ingredion Inc	49,600	4,358
Inter Parfums Inc	3,776	274
J M Smucker Co/The	134,953	16,690
John B Sanfilippo & Son Inc	13,699	1,164
Kellogg Co	262,929	16,601
Keurig Dr Pepper Inc	44,842	1,600
Kimberly-Clark Corp	163,221	22,493
Kraft Heinz Co/The	298,000	10,725
Kroger Co/The	763,629	35,150
Lancaster Colony Corp	4,936	875
McCormick & Co Inc/MD	28,405	2,451
Molson Coors Beverage Co, Cl B	118,300	5,623
Mondelez International Inc, Cl A	102,056	6,335
Nomad Foods Ltd *	31,944	843
Philip Morris International Inc	40,368	4,158
PriceSmart Inc	1,565	132
Procter & Gamble Co/The	82,432	11,738
Spectrum Brands Holdings Inc	16,879	1,318
Sysco Corp	2,808	224
Tyson Foods Inc, Cl A	157,986	12,405
USANA Health Sciences Inc *	18,825	1,827
Walmart Inc	108,561	16,078
WD-40 Co	9,984	2,392
Weis Markets Inc	6,154	350

		298,063

Energy — 0.0%
DT Midstream	28,882	1,342

Financials — 5.1%
Aflac Inc	173,000	9,806
AGNC Investment Corp ‡	16,957	277
Allstate Corp/The	218,900	29,613
American Financial Group Inc/OH	56,600	7,807
Annaly Capital Management Inc ‡	540,500	4,697
Ares Capital Corp	210,500	4,189
Bank of New York Mellon Corp/The	217,800	12,027
BankFinancial Corp	2,213	26
Berkshire Hathaway, Cl A *	6	2,579
Berkshire Hathaway Inc, Cl B *	103,388	29,545
Cboe Global Markets Inc	70,696	8,918
Everest Re Group Ltd	26,600	7,046
Fidus Investment Corp	485	9
Hartford Financial Services Group Inc/The	144,800	9,734
Intercontinental Exchange Inc	4,457	533
New Mountain Finance Corp	1,132	15
Oaktree Specialty Lending Corp	266	2
PCSB Financial Corp	3,128	57
Provident Financial Holdings Inc (A)	2,655	46
RenaissanceRe Holdings Ltd	20,706	3,245
Sixth Street Specialty Lending Inc	607	14

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SLR Senior Investment Corp	121	$2
Stellus Capital Investment Corp	100	1
Waterstone Financial Inc	80,973	1,642

		131,830

Health Care — 12.7%
AbbVie Inc	64,197	7,754
Agilent Technologies Inc	45,457	7,976
Amgen Inc	100,840	22,742
Becton Dickinson and Co	32,404	8,156
Biogen Inc *	1,638	555
BioMarin Pharmaceutical Inc *	4,892	412
Bio-Rad Laboratories Inc, Cl A *	8,809	7,090
Bristol-Myers Squibb Co	374,111	25,013
Bruker Corp	711	63
Cerner Corp	203,624	15,547
Chemed Corp	16,608	7,917
Computer Programs and Systems Inc *	10,110	360
CVS Health Corp	273,800	23,653
Eagle Pharmaceuticals Inc/DE *	3,911	209
Enanta Pharmaceuticals Inc *	13,172	753
Encompass Health Corp	17,324	1,359
Gilead Sciences Inc	247,315	18,000
HealthStream Inc *	8,152	248
Henry Schein Inc *	69,879	5,282
IDEXX Laboratories Inc *	4,249	2,863
Johnson & Johnson	223,992	38,780
Laboratory Corp of America Holdings *	21,203	6,432
Merck & Co Inc	432,127	32,967
Mettler-Toledo International Inc *	3,889	6,039
Molina Healthcare Inc *	2,697	725
National HealthCare Corp	17,703	1,307
Organon & Co	37,884	1,284
Orthofix Medical Inc *	22,965	974
PerkinElmer Inc	27,508	5,083
Pfizer Inc	666,817	30,720
Phibro Animal Health Corp, Cl A	15,960	388
Prestige Consumer Healthcare Inc *	33,384	1,916
Quest Diagnostics Inc	31,826	4,864
Regeneron Pharmaceuticals Inc *	16,782	11,301
Taro Pharmaceutical Industries Ltd *	7,891	535
United Therapeutics Corp *	28,861	6,202
Vertex Pharmaceuticals Inc *	24,273	4,862
Waters Corp *	42,939	17,777

		328,108

Industrials — 6.0%
A O Smith Corp	91,272	6,637
Allison Transmission Holdings Inc, Cl A	162,700	6,017
AMERCO *	4,785	3,164
Booz Allen Hamilton Holding Corp, Cl A	26,224	2,148
CACI International Inc, Cl A *	43,800	11,280
Carrier Global Corp	50,300	2,897

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CH Robinson Worldwide Inc	65,507	$5,900
Cummins Inc	26,820	6,329
Expeditors International of Washington Inc	114,585	14,282
General Dynamics Corp	46,100	9,234
Graco Inc	13,536	1,062
JB Hunt Transport Services Inc	47,464	8,420
Lockheed Martin Corp	49,010	17,634
Northrop Grumman Corp	72,093	26,509
Republic Services Inc, Cl A	42,854	5,319
Robert Half International Inc	48,155	4,979
Waste Management Inc	83,079	12,886
Werner Enterprises Inc	182,200	8,593
ZIM Integrated Shipping Services *	4,540	219

		153,509

Information Technology — 11.3%
Accenture PLC, Cl A	6,449	2,170
ADTRAN Inc	1,069	22
Amdocs Ltd	260,607	20,075
Arista Networks Inc *	11,620	4,294
Arrow Electronics Inc *	42,491	5,151
Check Point Software Technologies Ltd *	156,810	19,700
Ciena Corp *	47,952	2,739
Cisco Systems Inc/Delaware	589,358	34,784
Cognizant Technology Solutions Corp, Cl A	90,200	6,883
CommVault Systems Inc *	42,254	3,421
CSG Systems International Inc	46,100	2,222
F5 Networks Inc *	66,080	13,452
Fair Isaac Corp *	2,887	1,327
Fortinet Inc *	6,237	1,966
Gartner Inc *	2,755	851
Intel Corp	629,400	34,025
International Business Machines Corp	165,800	23,268
Juniper Networks Inc	524,841	15,210
Microsoft Corp	6,151	1,857
Motorola Solutions Inc	36,790	8,985
NETGEAR Inc *	9,026	322
NetScout Systems Inc *	65,156	1,787
NortonLifeLock Inc	191,192	5,078
Oracle Corp	554,437	49,417
Progress Software Corp	31,295	1,457
Radware Ltd *	59,034	2,024
Seagate Technology Holdings PLC	197,300	17,282
Silicom Ltd *	2,397	107
Viavi Solutions Inc *	106,249	1,731
Western Union Co/The	420,100	9,091

		290,698

Materials — 3.0%
AptarGroup Inc	8,074	1,088
Berry Global Group Inc *	65,400	4,393
Materion Corp	19,516	1,425
NewMarket Corp	29,900	10,457

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Global Managed Volatility Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newmont Corp	352,855	$20,462
Nucor Corp	11,777	1,385
Reliance Steel & Aluminum Co	55,876	8,384
Royal Gold Inc	70,659	7,866
Sealed Air Corp	115,600	7,055
Silgan Holdings Inc	336,376	14,272
Stepan Co	881	104

		76,891

Real Estate — 1.1%
Brandywine Realty Trust ‡	319,900	4,440
Extra Space Storage Inc ‡	52,330	9,781
Public Storage ‡	33,659	10,893
VEREIT Inc ‡	79,800	4,032

		29,146

Utilities — 2.3%
Alliant Energy Corp	107,215	6,518
American Electric Power Co Inc	51,106	4,578
Consolidated Edison Inc	51,280	3,869
Entergy Corp	77,600	8,583
Evergy Inc	258,300	17,681
Hawaiian Electric Industries Inc	28,394	1,238
National Fuel Gas Co	213,900	11,082
Public Service Enterprise Group Inc	81,112	5,186

		58,735

		1,650,302

Total Common Stock (Cost $2,193,990) ($ Thousands)		2,522,329

PREFERRED STOCK — 0.3%

Germany — 0.3%
FUCHS PETROLUB (B)	3,864	196
Henkel AG & Co KGaA (B)	78,407	7,658

Total Preferred Stock (Cost $7,911) ($ Thousands)		7,854

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P. 0.010% **†(C)	11,587,896	11,591

Total Affiliated Partnership (Cost $11,590) ($ Thousands)		11,591

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 1.4%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	35,729,306	$35,729

Total Cash Equivalent (Cost $35,729) ($ Thousands)		35,729

Total Investments in Securities — 100.0% (Cost $2,249,220) ($ Thousands)		$2,577,503

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Global Managed Volatility Fund (Continued)

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	46	Sep-2021	$2,237	$2,271	$35
FTSE 100 Index	8	Sep-2021	789	781	(5)
Hang Seng Index	2	Oct-2021	325	331	5
S&P 500 Index E-MINI	51	Sep-2021	11,239	11,527	288
SPI 200 Index	8	Sep-2021	1,082	1,093	7
TOPIX Index	11	Sep-2021	1,928	1,967	40

			$17,600	$17,970	$370

A list of the open forwards contracts held by the Fund at August 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/13/21	USD	40	NZD	58	$1
Brown Brothers Harriman	09/13/21	USD	9	NZD	13	—
Brown Brothers Harriman	09/13/21	USD	170	DKK	1,073	1
Brown Brothers Harriman	09/13/21	USD	334	NOK	2,954	6
Brown Brothers Harriman	09/13/21	USD	53	NOK	458	(1)
Brown Brothers Harriman	09/13/21	USD	388	HKD	3,023	1
Brown Brothers Harriman	09/13/21	USD	367	SEK	3,186	2
Brown Brothers Harriman	09/13/21	USD	42	SEK	364	—
Brown Brothers Harriman	09/13/21	USD	634	SGD	860	5
Brown Brothers Harriman	09/13/21	USD	40	SGD	53	—
Brown Brothers Harriman	09/13/21	USD	998	GBP	727	2
Brown Brothers Harriman	09/13/21	USD	41	GBP	30	—
Brown Brothers Harriman	09/13/21	USD	449	CHF	412	1
Brown Brothers Harriman	09/13/21	USD	706	CHF	645	(1)
Brown Brothers Harriman	09/13/21	USD	416	AUD	572	2
Brown Brothers Harriman	09/13/21	USD	821	AUD	1,117	(5)
Brown Brothers Harriman	09/13/21	USD	339	CAD	429	1
Brown Brothers Harriman	09/13/21	USD	972	CAD	1,226	(1)
Brown Brothers Harriman	09/13/21	NZD	1,925	USD	1,347	(7)
Brown Brothers Harriman	09/13/21	USD	2,988	EUR	2,544	16
Brown Brothers Harriman	09/13/21	USD	2,819	JPY	311,019	13
Brown Brothers Harriman	09/13/21	USD	1,876	JPY	205,899	(2)
Brown Brothers Harriman	09/13/21	SGD	22,715	USD	16,709	(179)
Brown Brothers Harriman	09/13/21	AUD	25,100	USD	18,432	88
Brown Brothers Harriman	09/13/21	AUD	413	USD	298	(4)
Brown Brothers Harriman	09/13/21	GBP	40,044	USD	55,449	341
Brown Brothers Harriman	09/13/21	GBP	515	USD	706	(3)
Brown Brothers Harriman	09/13/21	CHF	314	USD	344	1
Brown Brothers Harriman	09/13/21	CHF	41,339	USD	44,835	(311)
Brown Brothers Harriman	09/13/21	DKK	42,783	USD	6,744	(50)
Brown Brothers Harriman	09/13/21	NOK	43,833	USD	4,907	(129)
Brown Brothers Harriman	09/13/21	EUR	78,538	USD	92,107	(624)
Brown Brothers Harriman	09/13/21	CAD	78,546	USD	62,702	542
Brown Brothers Harriman	09/13/21	CAD	582	USD	453	(8)
Brown Brothers Harriman	09/13/21	SEK	96,499	USD	11,074	(99)
Brown Brothers Harriman	09/13/21	HKD	138,313	USD	17,776	(9)
Brown Brothers Harriman	09/13/21	JPY	163,470	USD	1,492	3

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Global Managed Volatility Fund (Concluded)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/13/21	JPY	13,965,508	USD	126,327	$(820)

						$(1,227)

Percentages are based on Net Assets of $2,577,838 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2021 . The total market value of securities on loan at August 31, 2021 was $10,970 ($ Thousands).
(B)	There is currently no rate available.
(C)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $11,591 ($ Thousands).

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

L.P. — Limited Partnership

Ltd. — Limited

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLC — Public Limited Company

S&P — Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX- Tokyo Price Index

USD — U.S. Dollar

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	2,522,329	–	–	2,522,329
Preferred Stock	7,854	–	–	7,854
Affiliated Partnership	–	11,591	–	11,591
Cash Equivalent	35,729	–	–	35,729

Total Investments in Securities	2,565,912	11,591	–	2,577,503

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	375	–	–	375
Unrealized Depreciation	(5)	–	–	(5)
Forwards Contracts*
Unrealized Appreciation	–	1,027	–	1,027
Unrealized Depreciation	–	(2,254)	–	(2,254)

Total Other Financial Instruments	370	(1,227)	–	(857)

* Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$ 21,842	$ 66,060	$ (76,312)	$ 1	$—	$ 11,591	11,587,896	$ 107	$—
SEI Daily Income Trust, Government Fund, Cl F	—	200,692	(164,963)	—	—	35,729	35,729,306	1	—

Totals	$21,842	$ 266,752	$ (241,275)	$1	$—	$47,320		$108	$—

Amounts designated as “—” are $0 or have been rounded to $0.

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.5%
Argentina — 0.1%
MercadoLibre Inc *	5,020	$9,374
Ternium SA ADR	32,579	1,772

		11,146

Australia — 2.6%
Adbri Ltd	608,537	1,526
Aristocrat Leisure Ltd	127,630	4,260
ASX Ltd	551,697	35,390
BGP Holdings *	239,898	–
BlueScope Steel Ltd	1,826,988	33,648
Fortescue Metals Group Ltd	1,913,711	29,371
Macquarie Group Ltd	42,240	5,147
Mineral Resources Ltd	472,153	18,948
Orora Ltd	848,711	2,115
Qantas Airways Ltd *	17,316,830	64,419
South32 Ltd	10,255,407	23,535
Suncorp Group Ltd	5,135,490	46,841
Whitehaven Coal Ltd *	1,048,765	1,939

		267,139

Austria — 0.4%
ANDRITZ AG	104,561	6,006
OMV AG	450,028	24,931
voestalpine AG	146,618	6,646

		37,583

Belgium — 0.5%
Ackermans & van Haaren NV	5,844	1,076
KBC Group NV	508,831	42,851
Solvay SA	61,160	8,010

		51,937

Brazil — 1.3%
B3 SA - Brasil Bolsa Balcao	9,854,050	26,889
Banco Bradesco SA ADR *	2,422,050	10,851
Cia Siderurgica Nacional SA	713,551	4,864
CPFL Energia SA	4,079,600	23,189
CSN Mineracao SA	448,200	627
JBS SA	3,624,400	21,515
Minerva SA/Brazil	931,944	1,500
SLC Agricola SA	217,000	1,726
Vale SA	311,500	5,978
XP Inc, Cl A *	732,959	35,659

		132,798

Canada — 3.4%
Advantage Energy Ltd *	260,800	1,083
Agnico Eagle Mines Ltd	297,777	17,108
Alimentation Couche-Tard Inc, Cl B	192,000	7,746
Birchcliff Energy Ltd	471,700	2,027
BRP Inc (A)	251,111	21,007
Canadian Natural Resources Ltd	123,000	4,064
Canfor Corp *	177,499	3,804
CI Financial Corp	209,018	4,051
Dollarama Inc	245,276	11,167
Empire Co Ltd, Cl A	292,800	9,454

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Finning International Inc	43,200	$1,123
Gildan Activewear Inc	138,400	5,312
Home Capital Group Inc, Cl B *	708,000	22,159
Interfor Corp *	48,800	1,035
Intertape Polymer Group Inc	39,581	963
Linamar Corp	13,400	758
Lundin Mining Corp	2,903,929	23,440
Magna International Inc, Cl A	455,915	35,946
MEG Energy Corp *	187,600	1,194
National Bank of Canada	168,771	13,374
Nutrien Ltd	179,700	10,907
Nuvei Corp *	360,713	46,680
NuVista Energy Ltd *	342,872	982
Peyto Exploration & Development Corp (A)	134,969	716
Restaurant Brands International Inc	502,780	32,252
Russel Metals Inc	16,300	442
TMX Group Ltd	287,056	31,530
Toromont Industries Ltd	227,514	19,099
Tourmaline Oil Corp	253,500	6,769
Transcontinental Inc	61,106	1,181
West Fraser Timber Co Ltd	30,200	2,328
WSP Global Inc	67,100	8,747

		348,448

China — 1.8%
21Vianet Group Inc ADR *	638,370	12,633
Bank of Communications Co Ltd, Cl H	3,656,985	2,102
China Coal Energy Co Ltd, Cl H	2,197,645	1,571
China Construction Bank Corp, Cl H	29,898,000	21,605
China Everbright Bank Co Ltd, Cl H	1,963,000	704
China National Building Material Co Ltd, Cl H	1,476,000	2,019
China Petroleum & Chemical Corp, Cl H	1,336,000	647
Industrial Bank Co Ltd, Cl A	6,712,700	19,214
JD.com Inc ADR *	47,600	3,740
Li Ning Co Ltd	634,000	8,519
LONGi Green Energy Technology Co Ltd, Cl A *	2,199,227	30,441
Midea Group Co Ltd, Cl A	4,859,057	49,619
Oppein Home Group Inc, Cl A	973,750	23,277
Xtep International Holdings Ltd	1,342,500	2,289

		178,380

Denmark — 3.9%
AP Moller - Maersk A/S, Cl B	10,247	29,066
Coloplast A/S, Cl B	93,129	16,128
Danske Bank A/S	2,995,352	50,328
Demant A/S *	363,355	20,591
DSV PANALPINA A/S	110,383	28,122
Genmab A/S *	54,663	25,874
GN Store Nord AS	217,692	16,376
H Lundbeck A/S	5,685	168
Jyske Bank A/S *	30,420	1,329
Novo Nordisk A/S, Cl B	898,934	89,567

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Orsted AS	193,854	$30,802
Pandora A/S *	360,796	43,182
Rockwool International A/S, Cl B	1,824	965
Royal Unibrew A/S	62,400	8,057
Vestas Wind Systems A/S	753,420	30,413

		390,968

Finland — 0.6%
Fortum Oyj	234,687	7,126
Kesko Oyj, Cl B	319,097	13,169
Kone Oyj, Cl B	166,172	13,778
Metso Outotec Oyj	465,470	4,969
Orion Oyj, Cl B	239,401	9,758
QT Group Oyj *	4,337	796
Sampo Oyj, Cl A	116,380	6,009
Sanoma OYJ	27,718	509

		56,114

France — 7.3%
Air Liquide SA	172,380	30,893
Airbus SE *	322,510	44,048
Alstom SA	774,774	33,291
BNP Paribas SA	707,800	44,893
Cie de Saint-Gobain	906,132	65,666
Criteo SA ADR *	113,015	4,241
Danone SA	400,610	29,259
Dassault Aviation SA	325	366
EssilorLuxottica SA	36,760	7,215
Eurofins Scientific SE	28,096	3,983
Euronext NV	299,865	34,778
Faurecia SE	935,853	45,108
Ipsen SA	62,126	6,210
Legrand SA	116,809	13,364
L’Oreal SA	71,776	33,578
LVMH Moet Hennessy Louis Vuitton SE	38,435	28,438
Orange SA	4,099,425	46,553
Pernod Ricard SA	72,754	15,283
Publicis Groupe SA	541,679	35,501
Remy Cointreau SA	28,345	5,581
Sanofi	747,032	77,267
Sartorius Stedim Biotech	17,183	10,418
Schneider Electric SE	60,935	10,883
Societe Generale SA	299,334	9,417
Sodexo SA *	505,893	41,815
Stellantis *	2,212,572	44,239
Ubisoft Entertainment SA *	134,683	8,572
Wendel SE	20,207	2,932

		733,792

Germany — 4.6%
adidas AG	59,640	21,152
Aroundtown SA	4,870,566	37,291
Bayerische Motoren Werke AG	209,186	19,846
BioNTech SE ADR *	33,299	10,962
Carl Zeiss Meditec AG	57,274	12,650

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Continental AG *	246,454	$33,113
Deutsche Bank AG *	1,315,506	16,349
Deutsche Boerse AG	198,158	34,175
Deutsche Post AG	368,919	25,947
Deutsche Telekom AG	1,748,980	37,179
Evonik Industries AG	474,652	16,025
Fresenius Medical Care AG & Co KGaA	412,110	31,640
Knorr-Bremse AG	54,050	6,486
Merck KGaA	66,271	15,740
METRO AG	1,221,850	16,270
Rheinmetall AG	307,354	30,056
RTL Group SA	5,932	369
SAP SE	283,801	42,701
Scout24 AG	179,757	15,108
Siemens AG	209,049	34,755
Siemens Energy AG *	104,527	3,033
Westwing Group AG *	6,178	298
Zalando SE *	34,770	3,850

		464,995

Hong Kong — 6.9%
AIA Group Ltd	1,420,200	16,973
Alibaba Group Holding Ltd *	3,497,840	74,433
Alibaba Group Holding Ltd ADR *	95,518	15,951
ASM Pacific Technology Ltd	245,200	2,919
Bank of China Ltd, Cl H	8,699,000	3,054
Chaoda Modern Agriculture Holdings Ltd *	52,790	–
China Hongqiao Group Ltd	1,816,500	2,709
China Resources Gas Group Ltd	4,114,000	24,968
China Resources Land Ltd	7,388,000	27,501
China Risun Group Ltd	1,587,000	1,120
China Sanjiang Fine Chemicals Co Ltd	2,129,242	851
Chow Tai Fook Jewellery Group Ltd	2,246,600	4,553
CIFI Holdings Group Co Ltd	33,682,000	22,693
Dongyue Group Ltd	3,708,000	12,777
Galaxy Entertainment Group Ltd *	3,508,000	22,485
Hong Kong Exchanges & Clearing Ltd	535,535	33,796
Industrial & Commercial Bank of China Ltd, Cl H	24,363,181	13,595
Kunlun Energy Co Ltd	38,284,000	40,561
Lee & Man Paper Manufacturing Ltd	3,007,243	2,641
Lenovo Group Ltd	12,164,000	13,482
Lonking Holdings Ltd	1,502,732	471
Meituan, Cl B *	78,500	2,513
NetDragon Websoft Holdings Ltd	325,000	727
Nine Dragons Paper Holdings Ltd	5,707,000	7,808
Orient Overseas International Ltd	232,500	5,985
PetroChina Co Ltd, Cl H	7,888,045	3,459
Samsonite International SA *	29,808,900	62,398
Sands China Ltd *	13,398,400	42,983
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	26,992,700	53,587
Techtronic Industries Co Ltd	362,500	8,040

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tencent Holdings Ltd	351,100	$21,723
Tingyi Cayman Islands Holding Corp	2,432,000	4,328
Topsports International Holdings Ltd	41,064,000	54,278
Xinyi Glass Holdings Ltd	13,519,000	56,841
Zhongsheng Group Holdings Ltd	3,863,500	32,290
Zoomlion Heavy Industry Science and Technology Co Ltd	1,947,724	1,856

		696,349

Hungary — 0.3%
OTP Bank Nyrt *	557,668	33,654

India — 1.9%
HDFC Bank Ltd ADR	427,494	33,477
ICICI Bank Ltd	4,369,296	43,033
National Aluminium Co Ltd	2,545,070	3,164
NMDC Ltd	320,878	677
Power Grid Corp of India Ltd	9,510,796	22,843
Reliance Industries Ltd	206,610	6,391
Tata Steel Ltd	105,321	2,092
Tech Mahindra Ltd	3,849,510	76,331

		188,008

Ireland — 2.2%
Accenture PLC, Cl A	108,282	36,443
AerCap Holdings NV *	385,958	20,815
Bank of Ireland Group PLC *	9,065,645	56,997
CRH PLC	627,900	33,384
ICON PLC *	307,249	78,585

		226,224

Israel — 1.4%
Bank Hapoalim BM	1,108,614	9,547
Bank Leumi Le-Israel BM	5,496,359	45,464
Check Point Software Technologies Ltd *	430,465	54,079
Inmode Ltd *	45,308	5,930
Isracard Ltd	18	–
Israel Discount Bank Ltd, Cl A *	2,104,505	10,885
Mizrahi Tefahot Bank Ltd	93,763	3,123
ZIM Integrated Shipping Services Ltd *	173,117	8,361

		137,389

Italy — 2.2%
Amplifon SpA	75,098	3,925
Azimut Holding SpA	79,272	2,225
Banca Generali SpA	71,495	3,177
Banca IFIS SpA *	56,630	983
Banca Mediolanum SpA	598,982	6,215
Banco BPM SpA	2,189,431	7,257
De’ Longhi SpA	26,199	1,185
DiaSorin SpA	57,344	13,082
Enel SpA	4,090,970	37,267
EXOR NV	113,944	9,496
Interpump Group SpA	16,573	1,178
Leonardo SpA *	81,084	660
Mediaset SpA *	485,012	1,512

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Mediobanca Banca di Credito Finanziario SpA	2,784,930	$32,809
Pirelli & C SpA	5,717,190	34,244
Prysmian SpA	412,833	15,531
Stellantis NV *	2,446,395	48,897

		219,643

Japan — 12.7%
Advantest Corp	169,900	14,723
AEON Financial Service Co Ltd	228,100	2,689
AGC Inc	30,700	1,487
Asahi Group Holdings Ltd	260,100	12,108
BayCurrent Consulting Inc	2,300	1,145
Brother Industries Ltd	71,200	1,463
Canon Inc	438,300	10,419
Capcom Co Ltd (A)	604,900	16,904
COLOPL Inc *	178,100	1,350
Dai-ichi Life Holdings Inc	66,800	1,319
Daito Trust Construction Co Ltd	302,900	33,306
Daiwa Securities Group Inc	5,973,900	33,850
Dena Co Ltd *	63,900	1,126
Dip Corp	573,500	18,271
Disco Corp	19,200	5,601
ENEOS Holdings Inc	5,508,600	21,366
Fuji Electric Co Ltd	769,500	33,376
Fujitsu Ltd	188,700	34,868
GungHo Online Entertainment Inc *	997,400	19,456
Hitachi Ltd	1,421,500	78,735
Horiba Ltd	309,900	22,200
Iida Group Holdings Co Ltd	22,500	573
Isuzu Motors Ltd	69,300	878
Kao Corp	328,600	19,879
KDDI Corp	541,700	16,617
Kirin Holdings Co Ltd	302,500	5,490
Konami Holdings Corp	413,900	26,297
Konica Minolta Inc	336,100	1,710
K’s Holdings Corp	145,500	1,596
Lawson Inc	207,000	9,986
Mazda Motor Corp	605,000	5,259
Mitsubishi Electric Corp	445,900	6,111
Mitsubishi UFJ Financial Group Inc	12,091,000	65,418
Mitsui & Co Ltd	352,200	7,787
Mixi Inc	285,700	6,577
Morinaga & Co Ltd/Japan	273,000	9,592
Nichirei Corp	879,700	22,453
Nidec Corp	77,500	8,903
Nihon Kohden Corp	14,700	494
Nihon Unisys Ltd	71,400	1,947
Nikon Corp	224,200	2,365
Nintendo Co Ltd	14,400	6,934
Nippon Shinyaku Co Ltd	234,100	19,029
Nippon Steel Corp	182,200	3,728
Nippon Telegraph & Telephone Corp	402,800	10,765

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nishimatsuya Chain Co Ltd (A)	108,700	$1,307
Nissan Motor Co Ltd *	124,500	656
Nissan Tokyo Sales Holdings Co Ltd	86,600	192
Nomura Holdings Inc	222,500	1,081
Olympus Corp	171,500	3,608
ORIX Corp	4,814,600	89,907
Panasonic Corp	58,100	694
PeptiDream Inc *(A)	417,447	14,743
Pigeon Corp	184,100	5,337
Recruit Holdings Co Ltd	847,560	50,147
Sankyu Inc	495,700	23,147
SBI Holdings Inc/Japan	1,151,315	27,981
SCREEN Holdings Co Ltd	381,800	32,807
Seiko Epson Corp	71,800	1,340
Seria Co Ltd	13,300	487
Seven & i Holdings Co Ltd	530,700	23,260
Shimamura Co Ltd	75,200	6,640
Shimano Inc	34,800	10,232
Shin-Etsu Chemical Co Ltd	26,200	4,342
Shiseido Co Ltd	89,600	5,948
SMS Co Ltd *	347,000	12,303
Sony Group Corp	680,271	70,343
Sumitomo Mitsui Financial Group Inc	276,700	9,573
Sumitomo Rubber Industries Ltd	213,000	2,557
Suzuki Motor Corp	781,700	33,841
Takeda Pharmaceutical Co Ltd	1,390,800	46,575
TIS Inc	339,500	9,611
Toei Animation Co Ltd	164,500	25,021
Toho Holdings Co Ltd	45,300	787
Tokyo Electron Ltd	76,795	33,022
Toshiba Corp	68,500	2,977
Tosoh Corp	2,557,700	46,516
UT Group Co Ltd	616,300	16,942
Workman Co Ltd	113,400	7,267
Yamada Holdings Co Ltd	213,400	919
Yamaha Motor Co Ltd	89,500	2,281
Z Holdings Corp	4,952,200	32,320

		1,282,861

Malaysia — 0.0%
Hong Leong Financial Group Bhd	123,020	542

Mexico — 0.4%
Grupo Financiero Banorte SAB de CV, Cl O	5,503,930	36,411

Netherlands — 5.5%
Aalberts NV	11,914	744
Adyen NV *	12,214	39,426
Akzo Nobel NV	52,280	6,443
ArcelorMittal SA	973,218	32,621
ASML Holding NV	172,639	143,572
ASR Nederland NV	155,457	7,106
BE Semiconductor Industries NV	61,781	5,620
IMCD NV	4,079	803
ING Groep NV	760,480	10,503

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Koninklijke Ahold Delhaize NV	816,750	$27,546
Koninklijke DSM NV	171,652	36,524
Koninklijke Philips NV	925,990	42,674
NN Group NV	1,537,701	79,814
OCI NV *	1,168,482	28,497
PostNL NV	472,766	2,476
Prosus NV *	271,447	24,000
Randstad NV	293,434	21,580
Wolters Kluwer NV	384,580	44,227

		554,176

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp Ltd	40,222	937
Fletcher Building Ltd	188,592	990

		1,927

Norway — 1.1%
Aker BP ASA (A)	38,021	991
DNB Bank ASA	3,510,687	74,042
Gjensidige Forsikring ASA	392,210	9,160
Salmar ASA	362,450	24,265
Subsea 7 SA *	28,395	216

		108,674

Peru — 0.0%
Southern Copper Corp	21,341	1,336

Poland — 0.3%
Bank Polska Kasa Opieki SA	914,250	25,598
Dino Polska SA *	47,040	3,988
KGHM Polska Miedz SA	29,149	1,357

		30,943

Portugal — 0.5%
EDP - Energias de Portugal SA	8,390,810	46,078

Saudi Arabia — 0.7%
Al Rajhi Bank	721,246	23,268
Al Yamamah Steel Industries Co	38,031	509
Arabian Cement Co/Saudi Arabia	177,797	2,074
Astra Industrial Group	142,790	1,652
Bank AlBilad *	325,231	3,707
Bawan Co	102,169	1,098
National Industrialization Co *	787,212	4,382
Saudi Basic Industries Corp	772,686	25,339
Saudi Industrial Investment Group	212,545	2,034
Saudi Kayan Petrochemical Co *	391,094	1,942
United International Transportation Co	260,818	3,519
Zamil Industrial Investment Co *	241,983	2,423

		71,947

Singapore — 0.0%
Japfa Ltd	910,900	481
Jardine Cycle & Carriage Ltd	105,900	1,529

		2,010

South Africa — 0.1%
Clicks Group Ltd	673,190	14,081

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Thungela Resources Ltd *	1	$–

		14,081

South Korea — 5.8%
AMOREPACIFIC Group	51,040	2,544
BNK Financial Group Inc	912,896	6,110
Coway Co Ltd	816,401	55,063
Daesang Corp	46,389	1,010
Daishin Securities Co Ltd	34,929	578
DGB Financial Group Inc	172,876	1,357
Doosan Co Ltd	15,922	1,229
E-MART Inc	6,456	997
F&F Co Ltd/New *	835	521
Fila Holdings Corp	60,114	2,328
Hana Financial Group Inc	1,455,045	56,535
Hansae Co Ltd	28,591	509
Hanwha Aerospace Co Ltd	59,282	2,603
Hyosung TNC Corp	4,604	3,085
Hyundai Engineering & Construction Co Ltd	30,233	1,447
Hyundai Steel Co	42,578	1,873
KB Financial Group Inc	1,021,935	46,626
Kia Corp	796,155	58,435
KT Corp	88,068	2,491
KT Corp SP ADR	604,051	8,469
LG Display Co Ltd *(A)	496,011	8,770
LG Electronics Inc	221,204	27,091
LG Household & Health Care Ltd	8,130	10,244
LX Semicon Co Ltd (A)	23,302	2,321
Meritz Financial Group Inc	28,541	708
NAVER Corp	109,533	41,472
POSCO	38,817	11,283
Samsung Card Co Ltd	26,415	777
Samsung Electronics Co Ltd	1,833,161	121,268
Samsung SDI Co Ltd	12,020	8,221
Samsung Securities Co Ltd	40,217	1,715
Shinhan Financial Group Co Ltd	228,168	7,645
SK Hynix Inc	627,130	57,604
SK Telecom Co Ltd	129,437	33,268
S-Oil Corp	4,717	387
Sunjin Co Ltd	30,086	388
Unid Co Ltd	8,967	1,029
Woori Financial Group Inc	73,781	716

		588,717

Spain — 0.9%
Amadeus IT Group SA, Cl A *	304,450	18,588
Banco Bilbao Vizcaya Argentaria SA *	1,479,220	9,686
Cellnex Telecom SA *	99,570	6,817
Industria de Diseno Textil SA	206,850	7,059
Repsol SA	2,376,820	27,230
Siemens Gamesa Renewable Energy SA *	901,795	26,730

		96,110

Sweden — 2.5%
Arjo AB	71,447	915

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Assa Abloy AB, Cl B	521,037	$16,635
Atlas Copco AB, Cl A	105,300	7,221
Betsson AB, Cl B	285,461	2,706
Electrolux AB, Cl B	736,246	18,631
Embracer Group AB, Cl B *	148,695	3,370
Essity AB, Cl B	441,400	14,143
Evolution AB	26,640	4,288
Fortnox AB	65,050	3,735
Getinge AB, Cl B	250,511	10,266
H & M Hennes & Mauritz AB, Cl B *	613,000	12,273
Hexagon AB, Cl B	995,908	17,235
Husqvarna AB, Cl B	919,209	12,317
Indutrade AB	38,299	1,263
Kambi Group PLC *	14,143	376
Kinnevik AB, Cl B *	349,659	13,685
Nibe Industrier AB, Cl B	157,121	2,188
Nordea Bank Abp	3,023,600	35,498
Nordnet AB publ	44,842	813
Securitas AB, Cl B	1,783,140	29,569
Swedish Match AB	5,431,124	50,095

		257,222

Switzerland — 5.5%
Adecco Group AG	78,788	4,385
Alcon Inc	103,790	8,547
Belimo Holding AG	2,384	1,243
Cie Financiere Richemont SA, Cl A	151,466	16,700
Forbo Holding AG	212	454
Geberit AG	9,427	7,875
Georg Fischer AG	1,573	2,581
Holcim Ltd	1,347,310	76,775
Julius Baer Group Ltd	44,784	3,060
Kuehne + Nagel International AG	84,961	31,080
Logitech International SA	199,363	20,379
Lonza Group AG	47,460	40,152
Nestle SA	404,200	51,070
Partners Group Holding AG	15,075	26,725
Roche Holding AG	378,431	151,922
Sonova Holding AG	57,268	22,068
STMicroelectronics NV	640,797	28,529
Straumann Holding AG	6,037	11,665
Swatch Group AG/The, Cl B	149,809	42,225
Tecan Group AG	6,832	4,165

		551,600

Taiwan — 2.9%
Acer Inc	2,746,000	2,497
ASROCK Inc	75,000	382
Asustek Computer Inc	972,000	11,363
Cathay Financial Holding Co Ltd	1,762,000	3,789
Compal Electronics Inc	3,490,000	2,884
Evergreen Marine Corp Taiwan Ltd	2,473,000	12,136
FocalTech Systems Co Ltd	662,865	4,580
Fubon Financial Holding Co Ltd	1,261,000	3,868

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Interface Solution Holding Ltd	519,000	$2,013
Gigabyte Technology Co Ltd	1,444,000	4,575
Greatek Electronics Inc	253,000	819
Holtek Semiconductor Inc	388,000	1,799
Hon Hai Precision Industry Co Ltd	7,995,000	32,022
King Yuan Electronics Co Ltd	12,856,000	21,153
Lite-On Technology Corp	3,035,000	6,702
MediaTek Inc	932,018	30,301
Micro-Star International Co Ltd	1,293,000	6,089
Novatek Microelectronics Corp	724,000	11,730
Pou Chen Corp	5,358,000	6,370
Qisda Corp	1,426,000	1,531
Realtek Semiconductor Corp	658,000	13,154
Silicon Motion Technology Corp ADR	13,086	977
Simplo Technology Co Ltd	1,919,000	21,881
Taishin Financial Holding Co Ltd	710,000	496
Taiwan Semiconductor Manufacturing Co Ltd	2,046,267	45,336
Taiwan Semiconductor Manufacturing Co Ltd ADR	189,684	22,574
Yuanta Financial Holding Co Ltd	21,414,183	19,317

		290,338

Thailand — 0.8%
Krung Thai Bank PCL	1,217,800	423
PTT Global Chemical PCL	480,600	954
Sea Ltd ADR *	29,350	9,930
Siam Commercial Bank PCL/The	20,266,200	66,962

		78,269

Turkey — 0.0%
Aksa Akrilik Kimya Sanayii AS	162,142	380
KOC Holding AS	290,597	805
Yapi ve Kredi Bankasi AS	1,299,704	413

		1,598

United Kingdom — 11.7%
Anglo American PLC	1,101,655	46,531
Antofagasta PLC	1,328,418	26,619
Aon PLC, Cl A	69,801	20,023
Aptiv PLC *	202,888	30,878
Ashtead Group PLC	386,461	30,263
Atlassian Corp PLC, Cl A *	73,580	27,008
Avast PLC	1,439,631	11,844
BHP Group PLC	184,060	5,719
BP PLC ADR	282,948	6,921
CNH Industrial NV	1,293,424	21,376
ConvaTec Group PLC	18,228,237	56,545
Dechra Pharmaceuticals PLC	185,664	13,389
Diageo PLC	1,235,983	59,434
Entain PLC *	1,280,240	34,058
Evraz PLC	879,231	7,144
Ferrexpo PLC	2,429,432	12,719
Fresnillo PLC	689,844	8,108
GlaxoSmithKline PLC	1,460,240	29,381

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Greencore Group PLC *	10,838,444	$21,181
Howden Joinery Group PLC	81,592	1,062
Indivior PLC *	245,093	656
Informa PLC *	4,870,295	35,592
Intertek Group PLC	119,799	8,689
Investec PLC (A)	807,235	3,404
Just Group PLC *	311,466	401
Kingfisher PLC	21,450,971	103,415
Linde PLC	107,991	34,062
London Stock Exchange Group PLC	116,750	12,783
Man Group PLC/Jersey	11,424,142	34,055
Melrose Industries PLC	26,669,818	61,568
Natwest Group PLC	21,314,894	62,512
Next PLC *	60,120	6,545
Ninety One PLC	299,409	1,062
Nomad Foods Ltd *	2,198,024	58,006
Pagegroup PLC	123,008	1,067
Persimmon PLC	663,710	26,855
Plus500 Ltd	29,055	598
Prudential PLC	574,256	11,973
QinetiQ Group PLC	613,423	2,919
RELX PLC	658,933	19,819
Royal Dutch Shell PLC, Cl A	2,014,336	39,986
Royal Mail PLC	902,508	6,153
Sensata Technologies Holding PLC *	237,322	14,045
Smith & Nephew PLC	2,905,500	55,782
Smiths Group PLC	2,978,827	59,137
THG PLC *	3,494,992	29,606
Unilever PLC	284,443	15,830

		1,176,723

United States — 1.7%
Baker Hughes Co, Cl A	2,793,136	63,628
Berry Global Group Inc *	716,332	48,116
Gentex Corp	914,533	28,167
IHS Markit Ltd	283,334	34,170

		174,081

Total Common Stock (Cost $7,486,538) ($ Thousands)		9,540,211

EXCHANGE TRADED FUNDS — 0.8%

United States — 0.8%
iShares MSCI ACWI ex US ETF (A)	1,268,611	72,793
iShares Trust iShares ESG Aware MSCI EAFE ETF	158,420	12,822

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS (continued)

Total Exchange Traded Funds (Cost $84,078) ($ Thousands)		$85,615

PREFERRED STOCK — 0.4%
Brazil — 0.1%
Alpargatas SA *(B)	216,900	2,548
Braskem SA *(B)	208,400	2,673
Itau Unibanco Holding SA(B)	1,006,100	6,043

		11,264

South Korea — 0.3%
Samsung Electronics Co Ltd(B)	455,426	27,810

Total Preferred Stock (Cost $39,335) ($ Thousands)		39,074

	Number of Rights

RIGHTS — 0.0%
Taiwan — 0.0%
Simplo Technology Co Ltd *‡‡(C)	23,368	–

Total Rights (Cost $—) ($ Thousands)		–

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P. 0.010% **(D)	46,665,647	$46,673

Total Affiliated Partnership (Cost $46,665) ($ Thousands)		46,673

CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**	208,753,652	208,754

Total Cash Equivalent (Cost $208,754) ($ Thousands)		208,754

Total Investments in Securities — 98.2% (Cost $7,865,370) ($ Thousands)		$9,920,327

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	1,679	Sep-2021	$80,984	$82,877	$2,076
FTSE 100 Index	319	Sep-2021	30,882	31,155	322
Hang Seng Index	48	Oct-2021	7,782	7,947	155
S&P TSX 60 Index	144	Sep-2021	27,895	28,031	492
SPI 200 Index	141	Sep-2021	19,027	19,263	581
TOPIX Index	273	Sep-2021	47,870	48,817	579

			$214,440	$218,090	$4,205

A list of the open forward foreign currency contracts held by the Fund at August 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	09/16/21	CNY	45,252	USD	6,962	$(36)
Bank of America	09/24/21	USD	3,504	CAD	4,448	16
Bank of America	09/24/21	USD	3,355	CAD	4,219	(16)
Bank of America	09/24/21	CAD	3,060	USD	2,439	17
Bank of America	09/24/21	CAD	3,830	USD	3,003	(28)
Bank of America	09/30/21	USD	8,030	ILS	26,092	117
Bank of America	09/30/21	USD	20,888	RUB	1,559,637	326
Bank of America	10/08/21	USD	5,840	INR	440,419	180
Bank of America	10/28/21	USD	4,409	MXN	90,259	61
Bank of America	11/10/21	USD	4,432	GBP	3,230	13

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Equity Ex-US Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	11/17/21	JPY	437,646	USD	3,993	$6
Barclays PLC	10/28/21	USD	7,693	KRW	8,865,958	(36)
Barclays PLC	11/10/21	USD	2,465	GBP	1,793	2
Barclays PLC	11/10/21	USD	12,265	SGD	16,709	158
BNP Paribas	09/02/21	USD	2,229	BRL	11,909	97
BNP Paribas	09/16/21	USD	8,823	CNY	57,217	25
BNP Paribas	09/17/21	HUF	5,441,378	USD	18,417	22
BNP Paribas	10/21/21	USD	2,258	TWD	62,633	18
BNP Paribas	11/08/21	EUR	186,626	USD	222,118	1,554
BNP Paribas	11/10/21	USD	15,594	HKD	121,524	34
Citigroup	09/16/21	USD	32,528	CNY	211,819	225
Citigroup	09/16/21	CNY	57,905	USD	8,862	(92)
Citigroup	09/17/21	USD	2,930	PLN	11,109	(27)
Citigroup	09/17/21	PLN	21,232	USD	5,580	34
Citigroup	10/13/21	USD	2,218	DKK	14,034	11
Citigroup	10/13/21	SEK	98,489	USD	11,483	76
Citigroup	10/28/21	USD	75,587	CHF	68,188	(1,032)
Citigroup	11/09/21	USD	46,791	AUD	64,929	668
Citigroup	11/17/21	JPY	6,797,482	USD	62,108	184
Credit Suisse First Boston	09/16/21	ZAR	66,174	USD	4,349	(217)
Deutsche Bank	09/16/21	USD	8,777	CNY	57,131	57
Goldman Sachs	09/02/21	USD	33,913	BRL	176,079	480
Goldman Sachs	09/16/21	USD	24,539	ZAR	341,383	(981)
Goldman Sachs	09/16/21	ZAR	32,389	USD	2,242	7
Goldman Sachs	09/16/21	CNY	75,392	USD	11,606	(52)
Goldman Sachs	09/17/21	PLN	39,496	USD	10,454	136
Goldman Sachs	09/30/21	USD	1,667	ILS	5,415	24
Goldman Sachs	10/13/21	USD	5,683	DKK	35,712	(9)
Goldman Sachs	11/08/21	EUR	5,720	USD	6,752	(8)
Goldman Sachs	11/10/21	GBP	12,560	USD	17,227	(57)
HSBC	09/16/21	CNY	21,587	USD	3,329	(9)
HSBC	09/17/21	USD	2,502	HUF	734,655	(19)
HSBC	09/17/21	HUF	657,323	USD	2,154	(68)
HSBC	09/30/21	USD	3,020	ILS	9,866	61
HSBC	09/30/21	ILS	105,077	USD	32,213	(597)
JPMorgan Chase Bank	09/16/21	CNY	11,578	USD	1,784	(6)
JPMorgan Chase Bank	09/16/21	USD	13,411	CNY	87,390	103
Morgan Stanley	09/02/21	BRL	164,554	USD	31,403	(739)
Morgan Stanley	09/16/21	CNY	23,268	USD	3,593	(4)
Morgan Stanley	09/17/21	HUF	934,192	USD	3,129	(29)
Morgan Stanley	09/24/21	USD	102,988	CAD	128,355	(1,407)
Morgan Stanley	09/30/21	USD	7,133	ILS	23,352	158
Morgan Stanley	10/04/21	USD	31,269	BRL	164,554	727
Morgan Stanley	10/13/21	USD	2,250	DKK	14,178	3
Morgan Stanley	10/13/21	NOK	101,061	USD	11,551	(61)
Morgan Stanley	10/28/21	USD	4,481	KRW	5,235,767	41
Morgan Stanley	10/28/21	KRW	50,344,399	USD	44,147	669
RBS	09/16/21	CNY	65,880	USD	10,149	(38)

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Equity Ex-US Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	10/21/21	USD	52,525	TWD	1,463,404	$639
UBS	09/02/21	BRL	23,434	USD	4,318	(259)
UBS	10/21/21	TWD	62,014	USD	2,230	(23)
UBS	10/28/21	MXN	171,434	USD	8,364	(127)
UBS	11/08/21	USD	6,645	EUR	5,592	(36)

						$936

Percentages are based on Net Assets of $10,099,144 ($ Thousands).
‡‡	Expiration date not available.
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
(A)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $44,272 ($ Thousands).
(B)	There is currently no interest rate available.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $46,673 ($ Thousands).

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CNY — Chinese Yuan Onshore

DKK — Danish Krone

EAFE — Europe, Australasia and Far East

ESG — Environmental, Social and Governance

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

HKD — Hong Kong Dollar

HUF — Hungarian Forint

INR — Indian Rupee

ILS — Israeli New Sheckels

JPY — Japanese Yen

KRW — Korean Won

L.P. — Limited Partnership

Ltd. — Limited

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NOK — Norwegian Krone

PLC — Public Limited Company

PLN — Polish Zloty

RUB — Russian Ruble

S&P— Standard & Poor’s

SGD — Singapore Dollar

SEK — Swedish Krona

SPI — Share Price Index

TOPIX- Tokyo Price Index

TSX — Toronto Stock Exchange

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	9,473,196	67,015	–	9,540,211
Exchange Traded Funds	85,615	–	–	85,615
Preferred Stock	39,074	–	–	39,074
Right	–	–	–^	–^
Affiliated Partnership	–	46,673	–	46,673
Cash Equivalent	208,754	–	–	208,754

Total Investments in Securities	9,806,639	113,688	–^	9,920,327

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	4,205	–	–	4,205
Forwards Contracts*
Unrealized Appreciation	–	6,949	–	6,949
Unrealized Depreciation	–	(6,013)	–	(6,013)

Total Other Financial Instruments	4,205	936	–	5,141

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

* Futures contracts and Forward Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Equity Ex-US Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$145,937	$204,144	$(303,403)	$11	$(16)	$46,673	46,665,647	$346	$—
SEI Daily Income Trust, Government Fund, Cl F	342,536	352,723	(486,505)	—	—	208,754	208,753,652	5	—

Totals	$488,473	$556,867	$(789,908)	$11	$(16)	$255,427		$351	$—

Amounts designated as “–” are $0 or have been rounded to $0.

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Screened World Equity Ex-US Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%
Argentina — 0.2%
MercadoLibre Inc *	175	$327

Australia — 3.2%
Aristocrat Leisure Ltd	4,000	134
Australian Vintage Ltd	82,472	51
Base Resources	74,367	17
BGP Holdings *	4,500	–
BlueScope Steel Ltd	33,687	620
Champion Iron Ltd *	11,491	49
Fortescue Metals Group Ltd	46,686	717
Intega Group Ltd	48,428	19
Macquarie Group Ltd	1,480	180
Midway Ltd *	9,210	7
Mineral Resources Ltd	13,027	523
MotorCycle Holdings Ltd	14,298	34
Navigator Global Investments Ltd	22,455	30
OM Holdings Ltd *	113,500	66
Qantas Airways Ltd *	352,672	1,312
Sigma Healthcare Ltd	182,929	86
South32 Ltd	239,012	549

		4,394

Austria — 0.9%
ANDRITZ AG	2,906	167
OMV AG	10,502	582
Palfinger AG	2,459	111
Semperit Holding	853	34
Strabag SE	889	40
voestalpine AG	7,103	322

		1,256

Belgium — 0.4%
bpost SA *	8,147	79
Deceuninck NV	25,410	121
Solvay SA	2,150	282

		482

Brazil — 0.9%
Banco Bradesco SA ADR *	65,916	295
CPFL Energia SA	83,500	475
JBS SA	31,200	185
Marfrig Global Foods SA	46,300	186
Vale SA	4,000	77

		1,218

Canada — 3.9%
Bonterra Energy Corp *	6,600	25
BRP Inc	11,147	933
Canadian Natural Resources Ltd	4,300	142
Canfor Corp *	17,300	371
Cogeco Inc	1,831	132
Corus Entertainment Inc, Cl B	2,817	14
Crew Energy *	20,072	29
Dollarama Inc	6,675	304
E-L Financial Corp Ltd, Cl L	100	72
ERO Copper Corp *	3,400	64

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hammond Power Solutions Inc, Cl A	4,000	$38
High Liner Foods Inc	7,300	77
Home Capital Group Inc, Cl B *	15,900	498
Lassonde Industries Inc	1,100	148
Linamar Corp	1,200	68
Lundin Mining Corp	56,600	457
National Bank of Canada	4,593	364
Neo Performance Materials Inc	7,900	117
Nutrien Ltd	6,300	382
NuVista Energy Ltd *	14,249	41
PHX Energy Services Corp	8,600	31
Roots Corp *	9,100	24
Russel Metals Inc	3,100	84
TECSYS	900	38
Tidewater Midstream and Infrastructure	20,200	21
Toromont Industries Ltd	6,192	520
Total Energy Services *	7,500	24
WSP Global Inc	2,300	300

		5,318

Chile — 0.1%
Cia Cervecerias Unidas SA ADR	3,416	69

China — 2.2%
China Construction Bank Corp, Cl H	966,000	698
China Index Holdings Ltd ADR *	8,250	12
JD.com Inc ADR *	1,680	132
LONGi Green Energy Technology Co Ltd, Cl A *	40,820	565
Midea Group Co Ltd, Cl A	95,400	974
Oppein Home Group Inc, Cl A	24,763	592
Viomi Technology ADR *	9,581	49

		3,022

Denmark — 5.1%
AP Moller - Maersk A/S, Cl B	276	783
Coloplast A/S, Cl B	2,829	490
Danske Bank A/S	55,414	931
Demant A/S *	7,499	425
DSV PANALPINA A/S	4,844	1,234
Genmab A/S *	1,344	636
Nilfisk Holding A/S *	1,974	73
North Media A/S	5,185	108
Novo Nordisk A/S, Cl B	14,504	1,445
Pandora A/S *	4,441	531
Royal Unibrew A/S	2,200	284

		6,940

Finland — 1.2%
Alma Media Oyj	3,430	50
Consti Oyj	934	15
eQ	716	25
Harvia Oyj	2,645	177
Kone Oyj, Cl B	9,450	784
Metso Outotec Oyj	16,285	174
Rapala VMC Oyj *	5,629	67

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Relais Group Oyj	759	$25
Sampo Oyj, Cl A	4,090	211
Scanfil Oyj	3,934	38

		1,566

France — 4.8%
Airbus SE *	1,050	143
BNP Paribas SA	7,060	448
Cie de Saint-Gobain	19,211	1,392
Criteo SA ADR *	4,451	167
EssilorLuxottica SA	1,280	251
Exel Industries, Cl A *	26	2
Faurecia SE	1,100	53
Guerbet	1,548	63
Haulotte Group SA *	3,874	28
Legrand SA	3,179	364
LVMH Moet Hennessy Louis Vuitton SE	1,158	857
Pernod Ricard SA	1,980	416
Publicis Groupe SA	394	26
Remy Cointreau SA	1,000	197
Sanofi	7,883	815
Sartorius Stedim Biotech	866	525
Schneider Electric SE	2,140	382
Societe Generale SA	6,534	206
Somfy SA	392	76
Trigano SA	324	67
Vente-Unique.Com	2,529	54
Vetoquinol SA	206	33

		6,565

Germany — 4.0%
Ad Pepper Media International NV *	2,492	18
Bastei Lubbe	2,568	23
Bayerische Motoren Werke AG	2,356	223
bet-at-home.com AG	803	27
BioNTech SE ADR *	550	181
Carl Zeiss Meditec AG	1,255	277
Daimler AG	6,000	506
Deutsche Bank AG *	40,074	498
Deutsche Post AG	13,243	931
DocCheck AG	330	11
KSB	47	23
Merck KGaA	3,586	852
METRO AG	28,579	381
Paul Hartmann AG	32	14
Rheinmetall AG	5,843	571
SAP SE	2,944	443
Scout24 AG	4,892	411
Zalando SE *	1,220	135

		5,525

Greece — 0.0%
Thrace Plastics Holding and Co	2,431	23

Hong Kong — 8.9%
361 Degrees International Ltd *	81,000	39

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Activation Group Holdings	103,779	$20
AIA Group Ltd	41,800	500
Alibaba Group Holding Ltd *	42,352	901
Alibaba Group Holding Ltd ADR *	2,593	433
ASM Pacific Technology Ltd	42,200	502
Build King Holdings Ltd	269,107	34
Chaowei Power Holdings Ltd	334,000	103
China Foods	124,000	42
China Resources Land Ltd	162,000	603
China XLX Fertiliser	601,000	447
Chow Tai Fook Jewellery Group Ltd	211,400	428
Fairwood Holdings Ltd	13,500	30
Goodbaby International Holdings Ltd *	215,000	36
Industrial & Commercial Bank of China Ltd, Cl H	1,251,000	698
Johnson Electric Holdings Ltd	19,000	44
Launch Tech Co Ltd, Cl H *	100,000	48
Lee & Man Paper Manufacturing Ltd	197,000	173
Lenovo Group Ltd	240,000	266
Lion Rock Group Ltd	134,180	15
Meituan, Cl B *	2,800	90
Midland Holdings Ltd *	297,465	53
Nameson Holdings	94,000	7
Orient Overseas International Ltd	3,000	77
PAX Global Technology Ltd	137,000	169
Samsonite International SA *	627,000	1,312
Sands China Ltd *	274,000	879
Shandong Chenming Paper Holdings Ltd, Cl H	52,000	30
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	346,000	687
Shenguan Holdings Group	732,000	41
SITC International Holdings Co Ltd	76,000	331
Stella International Holdings	34,500	46
TCL Electronics Holdings *	106,000	56
Tencent Holdings Ltd	10,100	625
Texwinca Holdings Ltd	662,000	143
Time Watch Investments Ltd *	292,000	31
TK Group Holdings Ltd	30,000	13
Topsports International Holdings Ltd	758,000	1,002
Xinyi Glass Holdings Ltd	296,000	1,244

		12,198

Hungary — 0.0%
Waberer’s International Nyrt *	2,032	16

India — 2.9%
Andhra Sugars Ltd/The	5,811	42
Century Enka	8,611	51
Dwarikesh Sugar Industries Ltd	250,799	243
Forbes *	596	27
GHCL Ltd	17,444	89
HDFC Bank Ltd ADR	12,853	1,006
Indian Metals & Ferro Alloys	6,816	65

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kirloskar Pneumatic Co Ltd	6,648	$35
KPR Mill Ltd	2,830	69
LG Balakrishnan & Bros Ltd	4,092	24
Orient Cement Ltd	70,124	146
Redington India Ltd	140,972	298
Reliance Industries Ltd	7,220	223
Tech Mahindra Ltd	80,561	1,597
Visaka Industries	8,216	82

		3,997

Indonesia — 0.0%
Mandala Multifinance Tbk PT	308,600	24

Ireland — 1.0%
CRH PLC	4,210	224
ICON PLC *	4,499	1,151

		1,375

Israel — 1.8%
Bank Hapoalim BM	30,514	263
Bank Leumi Le-Israel BM	55,983	463
Check Point Software Technologies Ltd *	10,899	1,369
Duniec Brothers	1,295	61
Inmode Ltd *	1,987	260

		2,416

Italy — 1.3%
Banco BPM SpA	76,415	253
Emak SpA	40,333	92
Prysmian SpA	8,409	316
Stellantis NV *	58,529	1,170

		1,831

Japan — 9.8%
AEON Financial Service Co Ltd	2,100	25
Ainavo Holdings Co Ltd	2,175	21
Atrae *	2,400	60
Canon Inc	7,300	174
Capcom Co Ltd	12,000	335
Chubu Shiryo Co Ltd	19,500	200
Core	1,500	21
Daiwa Securities Group Inc	110,300	625
Digital Holdings *	2,600	40
FCC Co Ltd	4,100	57
Fujikura Ltd *	33,400	193
Fujitsu Ltd	5,500	1,016
Furyu	19,000	269
GLOBERIDE	1,700	115
Himacs Ltd	1,000	10
Himaraya	3,100	35
Hitachi Ltd	31,000	1,717
Hokuhoku Financial Group Inc	5,800	45
Hokuriku Gas Co Ltd	500	14
Ichiyoshi Securities	4,900	29
Internet Initiative Japan	300	10
IwaiCosmo Holdings	7,900	99
Jaccs	2,600	65

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kanefusa Corp	2,300	$15
Komehyo Holdings	3,500	51
Kyowa Electronic Instruments	5,900	21
Marubeni Corp	36,100	288
Mitsubishi Electric Corp	21,200	291
Nidec Corp	2,700	310
Nintendo Co Ltd	400	193
Nippon Steel Corp	6,500	133
Nippon Telegraph & Telephone Corp	28,040	749
NJS Co Ltd	1,900	32
Olympus Corp	6,000	126
Orient	203,100	277
ORIX Corp	68,200	1,273
Pigeon Corp	5,100	148
Recruit Holdings Co Ltd	5,000	296
Riken Technos Corp	9,200	48
Shimano Inc	900	265
Shin-Etsu Chemical Co Ltd	900	149
Shiseido Co Ltd	3,100	206
SMS Co Ltd *	9,400	333
Sony Group Corp	2,300	238
Space	3,000	25
Sumitomo Mitsui Financial Group Inc	9,800	339
Takeda Pharmaceutical Co Ltd	29,300	981
Toei Animation Co Ltd	4,500	684
Tokai Tokyo Financial Holdings Inc	29,200	106
TOMONY Holdings Inc	8,200	24
Tomy Co Ltd	4,000	39
Tsubakimoto Kogyo Co Ltd	1,400	47
VT Holdings	23,100	113
Workman Co Ltd	3,100	199
Xebio Holdings Co Ltd	5,000	50
Yonex	5,000	35
ZIGExN	20,500	79

		13,338

Malaysia — 0.1%
Allianz Malaysia Bhd	19,700	63
Hai-O Enterprise Bhd, Cl O	17,653	9
MKH Bhd	58,400	18

		90

Netherlands — 7.0%
Adyen NV *	90	291
Akzo Nobel NV	1,840	227
ArcelorMittal SA	17,967	602
ASML Holding NV	3,630	3,019
Brunel International NV	3,087	41
HAL Trust	1,077	192
ING Groep NV	26,810	370
Koninklijke Philips NV	23,356	1,076
NN Group NV	40,266	2,090
OCI NV *	23,826	581
SNS Reaal *	1,762	–

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wolters Kluwer NV	9,767	$1,123

		9,612

New Zealand — 0.3%
Briscoe Group Ltd	11,391	52
Eroad Ltd *	6,260	28
Fisher & Paykel Healthcare Corp Ltd	6,597	154
Fletcher Building Ltd	7,487	39
Gentrack Group *	6,600	9
NZX Ltd	10,635	14
Skellerup Holdings Ltd	13,632	52
Steel & Tube Holdings Ltd	22,756	18
Tourism Holdings Ltd *	16,902	29

		395

Norway — 1.3%
DNB Bank ASA	70,314	1,483
Gjensidige Forsikring ASA	10,675	249
Subsea 7 SA *	1,015	8

		1,740

Peru — 0.0%
Empresa Siderurgica del Peru SAA	28,616	8

Poland — 0.6%
AB SA	1,137	18
Amica SA	3,217	133
Budimex SA	494	38
Cognor SA	24,049	28
ComArch SA	596	41
Dino Polska SA *	1,650	140
Dom Development SA	1,163	43
ING Bank Slaski SA *	742	45
Inter Cars SA	205	22
Lubelski Wegiel Bogdanka SA *	23,362	157
Tim SA/Siechnice	4,165	39
Toya SA	13,420	31
Unimot SA	1,772	23

		758

Portugal — 0.0%
CTT-Correios de Portugal SA	9,602	52

Qatar — 0.0%
Qatar National Cement QSC	18,874	26

Russia — 0.3%
Sberbank of Russia PJSC ADR	22,376	399

		399

Singapore — 0.5%
Boustead Singapore Ltd	35,165	26
BRC Asia Ltd	77,500	86
Food Empire Holdings Ltd	77,800	45
iFAST Corp Ltd	48,500	303
Jardine Cycle & Carriage Ltd	16,200	234
Sing Investments & Finance Ltd	21,700	24

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Tiong Seng Holdings Ltd	7,037	$1

		719

South Africa — 0.5%
Blue Label Telecoms Ltd *	289,784	117
Clicks Group Ltd	18,355	384
Combined Motor Holdings Ltd	9,481	15
Kumba Iron Ore Ltd	2,690	122
Metair Investments Ltd	11,852	23
Mpact Ltd *	29,917	60

		721

South Korea — 6.3%
Coway Co Ltd	19,373	1,307
CROWNHAITAI Holdings Co Ltd	6,658	55
Dongwon F&B	1,867	334
Dongwon Industries	327	69
DTR Automotive Corp	4,206	176
Hana Financial Group Inc	18,090	703
Hansol Holdings	13,363	47
KB Financial Group Inc	11,005	502
Kia Corp	3,710	272
LG Electronics Inc	5,983	733
LG Hausys Ltd	2,513	191
LG Household & Health Care Ltd	221	278
LG International Corp	11,692	280
Lotte Confectionery	1,470	175
Lotte Food Co Ltd	204	74
Maeil Holdings Co Ltd	10,365	91
NAVER Corp	775	293
POSCO	811	236
Sajodaerim	1,514	40
Samsung Electronics Co Ltd	5,640	373
Samsung Electronics Co Ltd GDR	741	1,212
Samsung SDI Co Ltd	430	294
Shinhan Financial Group Co Ltd	16,583	556
S-Oil Corp	3,226	265
Youngone	2,544	91

		8,647

Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA *	51,690	339
Cellnex Telecom SA *	3,475	238
Industria de Diseno Textil SA	5,629	192

		769

Sweden — 1.8%
Assa Abloy AB, Cl B	14,180	453
Atlas Copco AB, Cl A	3,710	254
Atvexa AB, Cl B *	289	3
Embracer Group AB, Cl B *	5,235	119
Evolution AB	930	150
Ferronordic AB	2,393	68
FM Mattsson Mora Group AB, Cl B	856	26
Fortnox AB	2,290	131
Getinge AB, Cl B	6,507	267

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Hexagon AB, Cl B	27,105	$469
Husqvarna, Cl A	2,449	33
Kambi Group PLC *	2,077	55
Kinnevik AB, Cl B *	9,242	362
Transtema Group *	10,691	36

		2,426

Switzerland — 6.6%
Alcon Inc	3,670	302
Cie Financiere Richemont SA, Cl A	6,333	698
Holcim Ltd	28,835	1,643
Julius Baer Group Ltd	5,085	348
Logitech International SA	5,188	530
Lonza Group AG	450	381
Nestle SA	4,520	571
Novartis AG	6,808	630
Partners Group Holding AG	410	727
Roche Holding AG	4,280	1,718
Sonova Holding AG	1,584	611
UBS Group AG	41,744	696
Zehnder Group AG	889	96

		8,951

Taiwan — 3.8%
Acer Inc	83,000	76
Asustek Computer Inc	40,000	468
Capital Securities Corp	501,000	287
Chien Kuo Construction Co Ltd	69,000	33
China Synthetic Rubber	110,000	93
Coretronic Corp	68,000	137
Evergreen Marine Corp Taiwan Ltd	71,000	348
Hon Hai Precision Industry Co Ltd	242,000	969
Innolux Corp, Cl A	51,000	32
MediaTek Inc	14,000	455
Micro-Star International Co Ltd	17,000	80
Novatek Microelectronics Corp	20,000	324
Realtek Semiconductor Corp	23,000	460
Taiwan Semiconductor Manufacturing Co Ltd	22,000	488
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,162	614
Yuanta Financial Holding Co Ltd	325,160	293

		5,157

Thailand — 1.3%
Kang Yong Electric	1,600	19
Sea Ltd ADR *	1,030	349
Siam Commercial Bank PCL/The	412,900	1,364
Team Precision	360,200	55
Thai Stanley Electric PCL	5,400	28

		1,815

Turkey — 0.0%
Arcelik AS	5,523	21

United Arab Emirates — 0.0%
Ras Al Khaimah Ceramics	55,449	44

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
United Kingdom — 11.3%
Anglo American PLC	13,246	$560
Aon PLC, Cl A	1,900	545
Atlassian Corp PLC, Cl A *	2,146	788
BHP Group PLC	6,440	200
BP PLC ADR	17,111	419
Cerillion	3,698	42
CNH Industrial NV	37,810	625
Computacenter PLC	1,190	48
ConvaTec Group PLC	231,770	719
Dechra Pharmaceuticals PLC	5,026	362
Diageo PLC	8,629	415
Evraz PLC	34,681	282
Exillon Energy PLC *	4,819	3
Ferrexpo PLC	16,544	87
Fresnillo PLC	14,006	165
Greencore Group PLC *	197,263	385
Greggs PLC	1,394	58
Gresham Technologies PLC	9,760	22
H&T Group PLC	3,186	13
Hargreaves Services	7,322	54
Impellam Group PLC *	3,091	15
Informa PLC *	89,899	657
Intertek Group PLC	3,260	236
Investec PLC	22,788	96
Keystone Law Group PLC	2,516	27
Kingfisher PLC	269,924	1,301
London Stock Exchange Group PLC	3,178	348
Lookers PLC *	26,467	24
Man Group PLC/Jersey	209,039	623
Melrose Industries PLC	248,834	574
Mercia Asset Management	54,167	27
Natwest Group PLC	393,689	1,155
Nomad Foods Ltd *	39,376	1,039
Norcros PLC	9,391	39
NWF Group PLC	12,655	37
Prudential PLC	15,628	326
RELX PLC	17,933	539
Rio Tinto PLC ADR	1,579	119
Sanderson Design Group *	11,294	31
Sensata Technologies Holding PLC *	8,816	522
Smiths Group PLC	70,286	1,395
Unilever PLC	7,741	431
Vertu Motors PLC *	30,896	23

		15,376

United States — 1.0%
Berry Global Group Inc *	14,558	978

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Screened World Equity Ex-US Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Gentex Corp	14,546	$448

		1,426

Total Common Stock (Cost $104,021) ($ Thousands)		131,052

PREFERRED STOCK — 0.5%
Brazil — 0.3%
Braskem SA *(A)	15,412	197
Eucatex Industria e Comercio (A)	10,800	21
Itau Unibanco Holding SA(A)	35,100	211

		429

Germany — 0.2%
Draegerwerk AG & Co KGaA	254	21
Einhell Germany AG (A)	125	26
Schaeffler AG(A)	21,709	187

		234

Total Preferred Stock (Cost $573) ($ Thousands)		663

CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Cl F 0.010%**†	1,737,136	1,737

Total Cash Equivalent (Cost $1,737) ($ Thousands)		1,737

Total Investments in Securities — 97.7% (Cost $106,331) ($ Thousands)		$133,452

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	15	Sep-2021	$738	$740	$1
FTSE 100 Index	2	Sep-2021	196	195	(1)
S&P TSX 60 Index	1	Sep-2021	196	195	(1)
SPI 200 Index	1	Sep-2021	135	137	1
TOPIX Index	3	Sep-2021	529	536	7

			$1,794	$1,803	$7

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Screened World Equity Ex-US Fund (Concluded)

Percentages are based on Net Assets of $136,565 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

FTSE — Financial Times Stock Exchange

GDR — Global Depositary Receipt

Ltd — Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

SPI — Share Price Index

TOPIX — Tokyo Price Index

TSX — Toronto Stock Exchange

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	129,637	1,415	–^	131,052
Preferred Stock	663	–	–	663
Cash Equivalent	1,737	–	–	1,737

Total Investments in Securities	132,037	1,415	–	133,452

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	9	–	–	9
Unrealized Depreciation	(2)	–	–	(2)

Total Other Financial Instruments	7	–	–	7

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^ Securities market value less than $500.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$2,266	$1,318	$(1,847)	$-	$-	$1,737	1,737,136	$-	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 93.3%

Argentina — 0.0%
Banco Macro SA ADR *	1,336	$25
Telecom Argentina SA ADR	7,893	44
YPF SA ADR *	2,200	12

		81

Australia — 0.1%
AGL Energy Ltd	16,300	77
APA Group	2,129	14
AusNet Services	8,646	12
BlueScope Steel Ltd	1,081	20
Brambles Ltd	9,471	84
Champion Iron Ltd *	4,853	21
Evolution Mining Ltd	3,986	11
Fortescue Metals Group Ltd	15,887	244
Harvey Norman Holdings Ltd	8,114	32
Treasury Wine Estates Ltd	2,355	22

		537

Austria — 0.4%
IMMOFINANZ AG	21,779	554
Mayr Melnhof Karton AG	1,400	295
Oesterreichische Post AG	569	26
Strabag SE	4,000	182
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,900	229
Wienerberger AG	1,919	76

		1,362

Belgium — 0.3%
Ageas SA/NV	3,600	180
Anheuser-Busch InBev SA/NV	8,648	530
Etablissements Franz Colruyt NV	3,541	198
Groupe Bruxelles Lambert SA	469	54
Solvay SA	152	20

		982

Bermuda — 0.0%
Invesco Ltd	3,748	95

Brazil — 0.5%
Ambev SA	69,173	229
B3 SA - Brasil Bolsa Balcao	8,400	23
Banco do Brasil SA	77,700	460
Cia Brasileira de Distribuicao	65,441	364
Cia Siderurgica Nacional SA	3,600	24
CPFL Energia SA	3,100	18
Iochpe Maxion *	17,500	53
JBS SA	12,534	74
Petrobras Distribuidora SA	4,800	25
Telefonica Brasil	24,800	211
Vale SA ADR, Cl B	8,600	164

		1,645

Canada — 1.1%
Alimentation Couche-Tard Inc, Cl B	8,800	355
AltaGas Ltd	2,513	50
Atco Ltd/Canada, Cl I	648	22

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bank of Montreal	2,070	$206
Canaccord Genuity Group Inc	1,228	14
Canadian Apartment Properties ‡	536	26
Canadian Imperial Bank of Commerce	2,430	279
Canadian National Railway Co	7,655	899
Canadian Natural Resources Ltd	8,468	280
Canadian Tire Corp Ltd, Cl A	3,072	467
Canadian Utilities Ltd, Cl A	1,038	29
Cogeco Communications Inc	2,200	202
Empire Co Ltd, Cl A	877	28
Gildan Activewear Inc	3,040	117
iA Financial Corp Inc	369	20
IGM Financial Inc	254	9
Intact Financial Corp	1,026	139
Loblaw Cos Ltd	3,500	246
Manulife Financial Corp	10,223	199
National Bank of Canada	731	58
North West Co Inc/The	538	15
Parkland Corp/Canada	461	14
Quebecor Inc, Cl B	1,314	33
Richelieu Hardware Ltd	662	24
Russel Metals Inc	1,056	29
Shaw Communications Inc, Cl B	875	26
TFI International Inc	1,443	163
Thomson Reuters Corp	106	12
Toronto-Dominion Bank/The	2,000	130

		4,091

Chile — 0.1%
Antofagasta PLC	1,606	32
CAP SA	17,703	252
Cencosud SA	6,957	13

		297

China — 1.5%
Anhui Anke Biotechnology Group, Cl A	100,090	181
Bank of Communications Co Ltd, Cl H	337,000	194
Bilibili Inc ADR *	222	18
BYD Co Ltd, Cl H	6,000	203
China Construction Bank Corp, Cl H	947,000	684
China Medical System Holdings Ltd	4,000	8
China Petroleum & Chemical Corp, Cl H	534,000	259
China Shenhua Energy Co Ltd, Cl H	137,500	304
Chongqing Brewery Co Ltd, Cl A	10,901	237
Contemporary Amperex Technology Co Ltd, Cl A	6,600	505
COSCO SHIPPING Holdings Co Ltd, Cl A *	7,800	25
Dongfeng Motor Group Co Ltd, Cl H	24,000	26
Ecovacs Robotics Co Ltd, Cl A	1,933	44
Guangzhou R&F Properties Co Ltd	8,000	7
Hello Group ADR	965	13
JD.com Inc ADR *	152	12
Jinke Properties Group, Cl A	657,094	488
JiuGui Liquor Co Ltd, Cl A	8,800	285

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
JOYY Inc ADR	424	$27
Kunlun Energy Co Ltd	12,000	13
Li Auto Inc ADR *	11,191	345
Li Ning Co Ltd	46,043	619
NetEase Inc ADR	309	30
NIO Inc ADR *	4,149	163
PICC Property & Casualty Co Ltd	554,000	501
Pinduoduo Inc ADR *	183	18
Ping An Insurance Group Co of China Ltd, Cl H	6,500	50
Shanghai Baosight Software, Cl B	38,500	145
Shanxi Xinghuacun Fen Wine Factory Co Ltd, Cl A	420	18
Xilinmen Furniture Co Ltd, Cl A	24,000	100
Xinfengming Group, Cl A	19,799	56
Yealink Network Technology Corp Ltd, Cl A	600	8

		5,586

Croatia — 0.0%
Hrvatski Telekom dd	5,914	177

Czech Republic — 0.2%
CEZ AS	10,065	317
Komercni banka as	9,670	372

		689

Denmark — 0.2%
Coloplast A/S, Cl B	408	71
Novo Nordisk A/S, Cl B	2,990	298
Scandinavian Tobacco Group A/S	14,000	284

		653

Egypt — 0.0%
Telecom Egypt Co	94,190	88

Estonia — 0.1%
Tallink Grupp AS *	15,000	11
Tallinna Kaubamaja Grupp AS	14,572	196

		207

Finland — 0.7%
Elisa Oyj, Cl A	1,126	72
Metsa Board Oyj	2,909	31
Neste Oyj	561	34
Nokia Oyj	171,628	1,029
Orion Oyj, Cl B	731	30
Stora Enso Oyj, Cl R	64,157	1,255
Tokmanni Group Corp	522	15
Uponor Oyj	674	22

		2,488

France — 2.7%
Alstom SA	12,151	522
Arkema SA	114	15
Atos SE	5,477	284
AXA SA	38,128	1,070
BNP Paribas SA	16,031	1,017
Bollore SA	6,376	38
Cie de Saint-Gobain	19,221	1,393

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Eurazeo SA	297	$31
Gecina SA ‡	45	7
Hermes International	437	642
LVMH Moet Hennessy Louis Vuitton SE	292	216
Orpea SA	365	46
Publicis Groupe SA	18,696	1,225
Rexel SA	39,034	816
Sanofi	3,400	352
Societe BIC SA	2,300	153
TotalEnergies SE	28,224	1,244
Valeo SA	20,648	587
Wendel SE	185	27

		9,685

Germany — 2.4%
Allianz SE	7,689	1,806
Aroundtown SA	2,021	16
BASF SE	15,822	1,224
Bayerische Motoren Werke AG	9,661	916
Beiersdorf AG	277	34
Brenntag SE	188	19
Continental AG	5,433	730
Covestro AG	14,394	933
Daimler AG	1,927	162
Deutsche Post AG	4,279	301
Deutsche Telekom AG	19,356	411
E.ON SE	14,734	194
GEA Group AG	1,075	50
Hannover Rueck SE	464	85
HeidelbergCement AG	12,070	1,049
LANXESS AG	218	16
MTU Aero Engines AG	2,976	683
RWE AG	4,897	191
Symrise AG, Cl A	85	12

		8,832

Greece — 0.1%
Aegean Airlines SA *	21,463	139
Alpha Services and Holdings SA *	173,803	241
Fourlis Holdings SA *	19,206	102

		482

Hong Kong — 2.1%
Agile Group Holdings Ltd	128,000	147
Agricultural Bank of China Ltd, Cl H	1,427,000	479
Alibaba Group Holding Ltd *	3,360	72
Alibaba Group Holding Ltd ADR *	4,699	785
Alibaba Health Information Technology Ltd *	8,000	13
A-Living Smart City Services Co Ltd, Cl H	2,000	8
ANTA Sports Products Ltd	20,000	411
Beijing Enterprises Holdings Ltd	65,500	226
BOC Aviation Ltd	1,800	13
Central China Real Estate	33,000	8
China Aoyuan Group Ltd	113,152	68

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
China Everbright Environment Group Ltd	12,000	$8
China Hongqiao Group Ltd	17,500	26
China Lesso Group Holdings Ltd	9,000	19
China Merchants Land Ltd	328,000	43
China Overseas Grand Oceans Group Ltd	216,254	144
China Railway Signal & Communication Corp Ltd, Cl H	552,000	200
China Resources Power Holdings Co Ltd	208,446	512
China Yongda Automobiles Services Holdings Ltd	78,000	131
CK Asset Holdings Ltd	7,500	49
CK Hutchison Holdings Ltd	13,500	99
CK Infrastructure Holdings Ltd	6,000	36
Country Garden Services Holdings Co Ltd	2,000	15
Dali Foods Group Co Ltd	30,500	17
Far East Horizon Ltd	200,145	227
Fuyao Glass Industry Group Co Ltd, Cl H	2,400	15
Guangzhou Automobile Group Co Ltd, Cl H	16,000	16
Haitian International Holdings Ltd	5,000	19
Hengan International Group Co Ltd	3,000	17
HK Electric Investments & HK Electric Investments Ltd	17,000	17
Hong Kong & China Gas Co Ltd	24,000	39
Hopson Development Holdings Ltd	4,200	16
Industrial & Commercial Bank of China Ltd, Cl H	266,000	148
JNBY Design Ltd	29,999	71
Kingboard Holdings Ltd	23,000	113
Kingboard Laminates Holdings Ltd	10,500	21
KWG Group Holdings Ltd	12,000	13
Lenovo Group Ltd	198,000	219
Meituan, Cl B *	3,300	106
Minth Group Ltd	2,000	8
New China Life Insurance Co Ltd, Cl H	60,300	178
Nine Dragons Paper Holdings Ltd	13,000	18
People’s Insurance Co Group of China Ltd/ The, Cl H	310,000	96
PetroChina Co Ltd, Cl H	886,000	389
Postal Savings Bank of China Co Ltd, Cl H	44,000	32
Power Assets Holdings Ltd	11,000	69
Powerlong Real Estate Holdings Ltd	263,987	214
Shenzhen Expressway Co Ltd, Cl H	138,000	132
Shenzhen International Holdings Ltd	10,000	13
Shougang Fushan Resources Group Ltd	764,000	246
Sun Hung Kai Properties Ltd	5,000	70
Sunny Optical Technology Group Co Ltd	700	21
Tencent Holdings Ltd	12,490	773
Tingyi Cayman Islands Holding Corp	8,000	14
WH Group Ltd	21,500	19
Wharf Holdings Ltd/The	22,560	76
WuXi AppTec Co Ltd, Cl H	480	10
Xinyi Glass Holdings Ltd	38,000	160

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xinyi Solar Holdings Ltd	6,000	$15
Yuexiu Property	17,600	16
Zhongsheng Group Holdings Ltd	58,500	489

		7,644

Hungary — 0.8%
Magyar Telekom Telecommunications PLC	589,099	858
MOL Hungarian Oil & Gas PLC	87,393	716
OTP Bank Nyrt	12,749	769
Richter Gedeon Nyrt	24,953	748

		3,091

India — 1.2%
Ambuja Cements Ltd	15,244	88
Apollo Hospitals Enterprise	494	34
Bajaj Auto Ltd	639	33
Bharat Forge Ltd	1,546	16
Bharat Petroleum Corp Ltd	2,092	13
Container Corp Of India Ltd	1,692	16
GAIL India	11,696	23
Hindustan Petroleum Corp Ltd	128,350	469
Indian Bank	110,428	189
Indian Oil Corp Ltd	118,893	180
Infosys Ltd	9,692	227
Infosys Ltd ADR	4,600	109
ITC Ltd	12,009	35
Jagran Prakashan Ltd *	18,973	15
Jindal Saw Ltd	40,134	65
Jindal Steel & Power Ltd *	64,965	335
JSW Steel Ltd	11,995	113
Muthoot Finance Ltd	637	13
NHPC Ltd	612,000	226
NTPC Ltd	129,408	205
Oil & Natural Gas Corp Ltd	149,013	246
Oil India Ltd	63,500	158
Petronet LNG Ltd	2,264	7
Power Grid Corp of India Ltd	12,846	31
REC Ltd	44,302	92
Steel Authority of India Ltd	275,839	459
Tata Consultancy Services Ltd	1,876	97
Tata Consumer Products Ltd	1,579	19
Tata Steel Ltd	10,656	212
Tech Mahindra Ltd	3,305	66
Titan Co Ltd	278	7
UltraTech Cement Ltd	845	91
Vedanta Ltd	118,872	493
Wipro Ltd	12,261	108

		4,490

Indonesia — 0.1%
Erajaya Swasembada Tbk PT	5,225,836	221
Indofood Sukses Makmur Tbk PT	13,500	6

		227

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Ireland — 0.4%
CRH PLC	24,960	$1,327
James Hardie Industries PLC	7,806	303

		1,630

Israel — 0.0%
Bank Hapoalim BM	5,296	46

Italy — 0.8%
Assicurazioni Generali SpA	8,502	173
EXOR NV	721	60
Hera SpA	53,900	233
Intesa Sanpaolo SpA	359,723	1,018
Sesa SpA	72	14
Telecom Italia SpA/Milano	126,618	59
Terna - Rete Elettrica Nazionale	9,717	77
UniCredit SpA	81,057	1,011
UnipolSai Assicurazioni SpA	75,012	216

		2,861

Japan — 12.7%
AEON Investment Corp ‡	160	220
Aisin Corp	14,000	536
Ajinomoto Co Inc	7,300	216
Alps Alpine Co Ltd	22,800	240
Aoyama Trading Co Ltd	15,200	89
Aozora Bank Ltd	10,000	235
Asahi Kasei Corp	2,400	25
Canon Inc	18,258	434
Central Japan Railway Co	5,900	866
Chiba Bank Ltd/The	2,400	15
Citizen Watch Co Ltd	99,400	435
Concordia Financial Group	2,300	9
Cosel Co Ltd	10,200	95
Cosmos Pharmaceutical Corp	100	18
Credit Saison Co Ltd	61,000	695
CyberAgent Inc	3,513	65
Daibiru Corp	11,100	146
Dai-ichi Life Holdings Inc	56,100	1,108
Daito Trust Construction Co Ltd	6,128	674
Daiwa Securities Group Inc	5,900	34
DCM Holdings Co Ltd	22,400	217
Dentsu Group	800	30
East Japan Railway Co	17,300	1,170
Eizo Corp	5,100	197
FANUC Corp	1,600	349
Fuji Electric Co Ltd	800	35
Fuji Media Holdings Inc	25,500	266
Fujitsu Ltd	278	51
H.U. Group Holdings Inc	7,600	225
Hachijuni Bank Ltd/The	31,800	110
Hirogin Holdings Inc	25,000	144
Hokuetsu Corp	40,800	224
Honda Motor Co Ltd	51,665	1,572
Ibiden Co Ltd	800	43
Iida Group Holdings Co Ltd	2,312	59
ITOCHU Corp	2,700	81

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Itochu Enex Co Ltd	22,300	$200
Itochu Techno-Solutions Corp	800	25
J Front Retailing Co Ltd	43,400	376
Japan Lifeline Co Ltd	31,100	375
Japan Post Bank Co Ltd	3,000	26
Japan Tobacco Inc	81,000	1,572
JFE Holdings Inc	63,700	1,035
JGC Holdings Corp	78,700	662
JSR Corp	1,600	56
Kajima Corp	51,000	661
Kandenko Co Ltd	16,100	139
Kao Corp	4,500	272
KDDI Corp	44,900	1,377
Kirin Holdings Co Ltd	67,000	1,216
Komatsu Ltd	17,100	414
Komeri Co Ltd	17,000	391
K’s Holdings Corp	32,800	360
Kuraray Co Ltd	45,700	431
Kyocera Corp	1,000	62
KYORIN Holdings Inc	17,800	295
Lawson Inc	400	19
Lixil Corp	1,500	44
Macnica Fuji Electronics Holdings Inc	658	16
MEIJI Holdings Co Ltd	600	37
Meitec Corp	4,800	281
Mitsubishi Corp	29,800	898
Mitsubishi Estate Co Ltd	89,200	1,397
Mitsubishi Gas Chemical Co Inc	3,465	66
Mitsubishi HC Capital Inc	28,300	152
Mitsubishi UFJ Financial Group Inc	119,200	645
Mitsui Chemicals Inc	800	28
Mitsui High-Tec Inc	305	18
Mizuho Financial Group Inc	29,350	412
Mizuho Leasing Co Ltd	418	13
MS&AD Insurance Group Holdings Inc	15,900	515
NGK Spark Plug Co Ltd	15,100	233
NH Foods Ltd	6,400	248
Nippon Express Co Ltd	400	27
Nippon Steel Corp	83,600	1,711
Nippon Telegraph & Telephone Corp	98,308	2,627
Nippon Television Holdings Inc	45,500	484
Nippon Yusen KK	600	48
Nishi-Nippon Financial Holdings Inc	15,000	95
Nissan Motor Co Ltd	40,000	211
Nitto Denko Corp	1,133	86
Nomura Holdings Inc	70,800	344
Nomura Research Institute Ltd	526	20
North Pacific Bank Ltd	52,500	121
NSK Ltd	45,700	321
Obayashi Corp	30,600	252
Oracle Corp Japan	300	25
Osaka Gas Co Ltd	24,200	454

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OSG Corp	13,200	$238
Otsuka Corp	900	47
Panasonic Corp	400	5
Park24 Co Ltd	11,600	224
Rengo Co Ltd	25,400	207
Resona Holdings Inc	4,200	16
Sawai Group Holdings Co Ltd	8,700	394
SCSK Corp	400	25
Seiko Epson Corp	48,200	899
Shionogi & Co Ltd	300	19
Sony Group Corp	16,800	1,737
Sumitomo Electric Industries Ltd	79,000	1,057
Sumitomo Heavy Industries Ltd	12,400	325
Sumitomo Mitsui Financial Group Inc	42,400	1,467
Sumitomo Mitsui Trust Holdings Inc	32,000	1,048
Suzuken Co Ltd/Aichi Japan	2,700	80
Takashimaya Co Ltd	17,700	177
Takeda Pharmaceutical Co Ltd	30,600	1,025
Teijin Ltd	12,400	179
Toho Holdings Co Ltd	20,200	351
Tokyo Electron Ltd	1,060	456
Tokyo Gas Co Ltd	72,600	1,398
Tokyo Ohka Kogyo Co Ltd	149	9
Toray Industries Inc	77,500	523
Toyo Suisan Kaisha Ltd	600	25
Toyota Industries Corp	1,021	86
Toyota Motor Corp	4,082	356
United Arrows Ltd	9,500	153
Wacoal Holdings Corp	8,600	181
Xebio Holdings Co Ltd	12,500	126
Yamada Holdings Co Ltd	114,700	494
Yamaha Motor Co Ltd	5,510	140

		46,188

Malaysia — 0.3%
AMMB Holdings Bhd	7,300	5
Astro Malaysia Holdings	100,200	26
HAP Seng Consolidated Bhd	5,000	10
Hong Leong Bank Bhd	3,500	16
Malaysian Pacific Industries Bhd	1,227	13
MMC Corp Bhd	271,513	120
Nestle Malaysia Bhd	674	22
RHB Bank Bhd	178,200	240
Supermax Corp Bhd	594,054	474
Telekom Malaysia Bhd	25,670	38
Tenaga Nasional Bhd	21,700	55

		1,019

Mexico — 0.2%
Alfa SAB de CV, Cl A	405,566	285
Cemex SAB de CV ADR	49,700	408
El Puerto de Liverpool	7,400	33
Gruma SAB de CV, Cl B	1,040	12
Grupo Mexico SAB de CV, Ser B	5,397	25

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Nemak SAB de CV	111,136	$36

		799

Netherlands — 2.3%
APERAM SA	12,688	778
ArcelorMittal SA	33,801	1,133
ASM International NV	236	92
CNH Industrial NV	99,100	1,634
ING Groep NV	68,156	942
Koninklijke Ahold Delhaize NV	59,990	2,023
Koninklijke Vopak NV	488	21
NN Group NV	4,300	223
Prosus NV	8,863	784
Randstad NV	275	20
Signify NV	11,582	648

		8,298

New Zealand — 0.0%
Mercury NZ Ltd	3,837	18

Nigeria — 0.0%
Zenith Bank PLC	366,448	21

Norway — 0.1%
Adevinta ASA, Cl B *	1,511	30
Austevoll Seafood ASA	14,900	191
Europris ASA	2,090	15
Gjensidige Forsikring ASA	1,120	26
Norsk Hydro ASA	7,630	53
Schibsted ASA, Cl B	532	25

		340

Pakistan — 0.0%
Habib Bank Ltd	19,405	15
Kot Addu Power Co Ltd	367,500	86

		101

Philippines — 0.1%
Bank of the Philippine Islands	4,920	8
DMCI Holdings Inc	1,849,880	235
International Container Terminal Services Inc	5,470	20
LT Group Inc	493,500	85

		348

Poland — 1.6%
Bank Handlowy w Warszawie SA	25,721	308
Bank Millennium SA *	150,000	259
Bank Polska Kasa Opieki SA	51,124	1,431
CAPITEA *	158,863	–
Ciech SA	12,878	158
ComArch SA	3,236	224
Cyfrowy Polsat SA	2,731	26
Eurocash SA	40,000	124
Grupa Kety SA	1,355	235
Grupa Lotos SA	5,880	90
Powszechna Kasa Oszczednosci Bank Polski SA *	107,869	1,185
Powszechny Zaklad Ubezpieczen SA	149,510	1,585

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Toya SA	70,000	$161
VRG SA *	144,696	131

		5,917

Portugal — 0.1%
EDP - Energias de Portugal SA	17,812	98
REN - Redes Energeticas Nacionais SGPS SA	78,900	231

		329

Qatar — 0.0%
Masraf Al Rayan QSC	20,629	26
Qatar Gas Transport Co Ltd	13,396	11
Qatar Islamic Bank SAQ	1,954	10

		47

Romania — 0.4%
BRD-Groupe Societe Generale SA	102,118	450
Fondul Proprietatea SA	916,606	399
OMV Petrom SA	5,222,228	550
Societatea Nationala de Gaze Naturale ROMGAZ SA	23,000	174
Sphera Franchise Group *	44,000	–

		1,573

Russia — 0.8%
Detsky Mir PJSC	101,470	192
Gazprom PJSC	100,000	418
Inter RAO UES PJSC	2,160,000	136
LUKOIL PJSC ADR	604	52
Magnit PJSC	4,953	375
MMC Norilsk Nickel PJSC	600	197
PhosAgro PJSC GDR	12,000	236
Rosneft Oil Co PJSC	4,736	34
Sberbank of Russia PJSC	139,800	628
United Co RUSAL International PJSC	349,140	252
X5 Retail Group NV GDR	8,500	282

		2,802

Saudi Arabia — 0.1%
Al Rajhi Bank	9,649	311
Bank AlBilad *	1,408	16
Banque Saudi Fransi	1,572	17
Sahara International Petrochemical Co	1,688	15
Saudi Cement Co	565	10
Saudi Industrial Investment Group	1,701	16
Saudi Telecom Co	3,658	132

		517

Singapore — 0.1%
Best World International Ltd	24,994	25
DBS Group Holdings Ltd	10,000	223
Keppel Corp Ltd	7,800	30
Sheng Siong Group Ltd	9,641	11
Singapore Technologies Engineering Ltd	6,400	18
United Overseas Bank Ltd	12,000	228

		535

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Slovenia — 0.5%
Krka dd Novo mesto	5,205	$688
Luka Koper	15,153	465
Telekom Slovenije DD	7,312	494

		1,647

South Africa — 0.3%
African Rainbow Minerals Ltd	618	11
Barloworld Ltd	15,666	117
Clicks Group Ltd	732	15
DataTec Ltd	10,966	23
Exxaro Resources Ltd	1,872	24
MTN Group	47,372	437
PPC Ltd *	86,836	21
Sasol Ltd	19,771	306
Telkom SA SOC Ltd	65,416	173

		1,127

South Korea — 2.0%
Chongkundang Holdings Corp	1,165	92
Daou Data Corp	11,718	142
Hana Financial Group Inc	14,041	546
KB Financial Group Inc	367	17
Kia Corp	3,274	240
Korea Zinc Co Ltd	41	19
KT Corp	16,250	460
KT&G Corp	2,800	197
KUMHOE&C Co Ltd	8,160	92
LG Corp	182	15
LG Display Co Ltd	23,107	408
LG Electronics Inc	3,447	422
LG Uplus Corp	24,706	299
Mirae Asset Securities Co Ltd	2,107	16
NAVER Corp	264	100
Osstem Implant Co Ltd	2,318	321
POSCO	1,781	518
Samsung Electronics Co Ltd	16,632	1,100
Samsung Electronics Co Ltd GDR	1,085	1,794
Samsung Life Insurance Co Ltd	635	41
Samsung SDI Co Ltd	19	13
SeAH Steel Corp	831	79
SK Hynix Inc	317	29
SK Telecom Co Ltd	1,354	348
Yuhan Corp	252	14

		7,322

Spain — 0.5%
Banco Santander SA	359,635	1,328
Ebro Foods SA	9,400	189
Endesa SA	13,100	315
Financiera Alba	277	16
Viscofan SA	573	40

		1,888

Sweden — 0.4%
Atlas Copco AB, Cl A	2,457	169
Autoliv Inc	5,628	501
Axfood AB	942	25

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Boliden	528	$18
Embracer Group AB, Cl B *	499	11
ICA Gruppen AB	473	24
Industrivarden AB, Cl C	823	28
Kindred Group PLC	3,390	62
Lundin Energy AB	845	26
Skanska AB, Cl B	4,664	134
Swedish Match AB	28,200	260
Tele2 AB, Cl B	1,207	18

		1,276

Switzerland — 1.1%
ABB Ltd	3,317	123
Baloise Holding AG	359	57
Banque Cantonale Vaudoise	196	17
Cie Financiere Richemont SA, Cl A	5,336	588
Credit Suisse Group AG	1,998	21
Geberit AG	185	155
Holcim Ltd	112	6
Intershop Holding AG	30	20
Kuehne + Nagel International AG	815	298
LEM Holding SA	13	33
Partners Group Holding AG	206	365
Roche Holding AG	5,212	2,093
Swiss Life Holding AG	400	209
Swiss Prime Site AG	370	40
Swisscom AG	94	55

		4,080

Taiwan — 2.3%
Acer Inc	227,000	206
Asustek Computer Inc	45,000	526
AU Optronics Corp	709,536	451
Cathay Financial Holding Co Ltd	52,000	112
Chailease Holding Co Ltd	6,896	66
Chicony Electronics Co Ltd	78,000	221
Chunghwa Telecom Co Ltd	26,600	108
Coretronic Corp	107,000	216
Evergreen Marine Corp Taiwan Ltd	76,313	374
Feng Hsin Steel Co Ltd	6,349	18
General Interface Solution Holding Ltd	10,000	39
Ginko International Co Ltd	28,014	212
Goldsun Building Materials Co Ltd	8,910	7
Hon Hai Precision Industry Co Ltd	115,000	461
Innolux Corp, Cl A	693,000	431
Lien Hwa Industrial Holdings Corp	8,365	16
MediaTek Inc	3,468	113
Nan Ya Plastics Corp	10,000	32
Nien Made Enterprise Co Ltd	1,000	15
Novatek Microelectronics Corp	20,946	339
Pou Chen Corp	184,000	219
Quanta Computer Inc	42,741	121
Realtek Semiconductor Corp	6,029	121
Simplo Technology Co Ltd	2,453	28

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sino-American Silicon Products Inc	2,000	$14
SinoPac Financial Holdings Co Ltd	573,000	295
Taiwan Cement Corp	26,250	46
Taiwan Semiconductor Manufacturing Co Ltd	119,099	2,639
United Microelectronics Corp	40,000	91
Winbond Electronics Corp	388,000	413
Wistron Corp	19,000	19
WPG Holdings Ltd	11,000	19
Yuanta Financial Holding Co Ltd	354,000	319

		8,307

Thailand — 0.2%
Bangkok Bank PCL	58,000	205
Kiatnakin Phatra Bank PCL	123,400	215
Krungthai Card PCL	7,800	16
Sea Ltd ADR *	69	23
Srisawad Corp PCL	5,100	12
Thai Union Group PCL	386,400	239

		710

Turkey — 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS	163,133	430
Coca-Cola Icecek AS	20,881	220
Ford Otomotiv Sanayi AS	516	10
KOC Holding AS	219,698	609
Migros Ticaret AS *	89,800	376
Turk Telekomunikasyon AS	240,000	214
Turkiye Garanti Bankasi AS	286,827	341
Turkiye Petrol Rafinerileri	16,000	196

		2,396

United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC	14,143	20
Emirates NBD PJSC	3,487	13

		33

United Kingdom — 4.8%
888 Holdings PLC	4,321	24
Abrdn	11,883	43
Adient PLC *	24,550	966
Admiral Group PLC	1,000	50
AstraZeneca PLC	9,949	1,166
BAE Systems PLC	61,500	481
BP PLC	259,349	1,060
British American Tobacco PLC	8,100	304
Evraz PLC	35,000	284
GlaxoSmithKline PLC	30,300	610
Globaltrans Investment PLC GDR	40,000	328
Halyk Savings Bank of Kazakhstan JSC GDR	20,000	340
Imperial Brands PLC	10,000	212
Informa PLC *	140,103	1,024
Intermediate Capital Group PLC	3,165	96
International Consolidated Airlines Group SA	275,810	605
Johnson Matthey PLC	411	17

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Kingfisher PLC	10,209	$49
Land Securities Group PLC ‡	6,104	59
Linde PLC	3,464	1,090
Lloyds Banking Group PLC	1,738,149	1,047
M&G PLC	22,896	65
Man Group PLC/Jersey	23,754	71
MD Medical Group Investments PLC GDR	43,000	473
Meggitt PLC	145,083	1,656
Next PLC	1,205	131
Nova Ljubljanska Banka dd GDR	13,800	227
Pearson PLC	109,545	1,157
Reckitt Benckiser Group PLC	1,042	79
Royal Dutch Shell PLC, Cl A	49,938	992
Royal Mail PLC	12,592	86
Sensata Technologies Holding PLC *	519	31
Smiths Group PLC	1,380	27
St James’s Place PLC	1,068	24
Tate & Lyle PLC	22,200	216
Tesco PLC	17,535	61
Travis Perkins PLC	24,866	616
Vodafone Group PLC	61,250	103
Whitbread PLC *	15,614	689
Wm Morrison Supermarkets PLC	40,039	160
WPP PLC	61,070	827

		17,546

United States — 45.8%

Communication Services — 3.2%
Alphabet Inc, Cl A *	1,067	3,088
Alphabet Inc, Cl C *	327	951
AT&T Inc	79,000	2,166
Charter Communications Inc, Cl A *	63	52
Comcast Corp, Cl A	9,800	595
Facebook Inc, Cl A *	5,207	1,975
Fox Corp	9,100	341
Interpublic Group of Cos Inc/The	9,240	344
Liberty Broadband Corp, Cl A *	129	24
Liberty Media Corp-Liberty Formula One, Cl C *	803	41
Lumen Technologies Inc	73,851	908
News Corp, Cl A	3,483	78
Omnicom Group Inc	322	24
Pinterest Inc, Cl A *	323	18
Take-Two Interactive Software Inc *	114	18
Verizon Communications Inc	15,000	825
Zillow Group Inc, Cl A *	566	54
Zillow Group Inc, Cl C *	1,295	124

		11,626

Consumer Discretionary — 8.1%
Abercrombie & Fitch Co, Cl A *	835	30
Advance Auto Parts Inc	11,000	2,231
Amazon.com Inc *	88	305

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Autoliv	193	$17
AutoZone Inc *	973	1,507
Beazer Homes USA Inc *	39,720	743
Best Buy Co Inc	1,744	203
BorgWarner Inc	412	18
Carnival Corp, Cl A *	13,880	335
Chipotle Mexican Grill Inc, Cl A *	146	278
Crocs Inc *	979	140
Dana Inc	38,890	905
Darden Restaurants Inc	318	48
Designer Brands Inc, Cl A *	66,620	966
Dollar General Corp	78	17
Dollar Tree Inc *	9,033	818
DR Horton Inc	2,600	249
eBay Inc	23,659	1,816
Five Below Inc *	420	89
Foot Locker Inc	12,200	692
Ford Motor Co *	9,200	120
Garmin Ltd	1,819	317
Gentex Corp	26,639	820
Genuine Parts Co	180	22
Hasbro Inc	799	79
Las Vegas Sands Corp *	11,300	504
Lennar Corp, Cl A	12,278	1,318
Lowe’s Cos Inc	13,964	2,847
Lululemon Athletica Inc *	429	172
M/I Homes Inc *	9,320	600
Mattel Inc *	5,520	118
MercadoLibre Inc *	16	30
Murphy USA Inc	1,493	232
Newell Brands Inc	53,185	1,351
NIKE Inc, Cl B	7,257	1,195
PVH Corp *	6,920	725
Service Corp International/US	6,041	379
Tapestry Inc	31,000	1,250
Target Corp	6,918	1,709
Taylor Morrison Home Corp, Cl A *	31,040	872
Tenneco Inc, Cl A *	49,930	779
TJX Cos Inc/The	13,610	990
Tractor Supply Co	3,616	702
Vail Resorts Inc	105	32
VF Corp	360	27
Wayfair Inc, Cl A *	91	26
Whirlpool Corp	3,470	769
Yum China Holdings Inc	331	20

		29,412

Consumer Staples — 2.6%
Altria Group Inc	4,900	246
Archer-Daniels-Midland Co	8,641	518
Bunge Ltd	852	64
Campbell Soup Co	1,413	59

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Church & Dwight Co Inc	316	$26
Coca-Cola Co/The	2,254	127
Colgate-Palmolive Co	8,474	661
Conagra Brands Inc	54,282	1,798
Estee Lauder Cos Inc/The, Cl A	954	325
General Mills Inc	5,884	340
J M Smucker Co/The	4,468	553
Kellogg Co	5,083	321
Kimberly-Clark Corp	2,200	303
Kraft Heinz Co/The	14,035	505
Kroger Co/The	25,140	1,157
PepsiCo Inc	8,344	1,305
Procter & Gamble Co/The	3,318	472
Sysco Corp	1,174	94
Tyson Foods Inc, Cl A	3,900	306
USANA Health Sciences Inc *	204	20
Walgreens Boots Alliance Inc	2,800	142
Walmart Inc	79	12

		9,354

Energy — 1.8%
Chevron Corp	17,200	1,665
Cimarex Energy Co	375	24
Halliburton Co	12,329	246
HollyFrontier Corp	29,610	957
Kinder Morgan Inc	11,000	179
Liberty Oilfield Services Inc, Cl A *	75,400	771
Marathon Petroleum Corp	923	55
Murphy Oil Corp	80,100	1,703
ProPetro Holding Corp *	114,780	888

		6,488

Financials — 8.4%
Affiliated Managers Group Inc	576	98
Aflac Inc	19,510	1,106
Allstate Corp/The	18,612	2,518
Ally Financial Inc	64,900	3,433
American Express Co	6,227	1,033
American Financial Group Inc/OH	1,100	152
American International Group Inc	35,300	1,926
Ameriprise Financial Inc	64	17
Annaly Capital Management Inc ‡	24,400	212
Apollo Global Management Inc, Cl A	1,186	71
Artisan Partners Asset Management Inc, Cl A	240	13
Assurant Inc	154	26
Berkshire Hathaway Inc, Cl B *	1,600	457
BlackRock Inc, Cl A	708	668
Blackstone Group Inc/The, Cl A	2,591	326
Carlyle Group Inc/The	3,774	186
Citigroup Inc	22,600	1,625
Citizens Financial Group Inc	1,307	57
CME Group Inc, Cl A	3,711	749

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Cohen & Steers Inc	317	$28
Enova International Inc *	599	20
Equitable Holdings Inc	62,260	1,931
Evercore Inc, Cl A	606	85
Everest Re Group Ltd	1,077	285
FactSet Research Systems Inc	1,794	682
Franklin Resources Inc	1,124	37
Goldman Sachs Group Inc/The	692	286
Hartford Financial Services Group Inc/The	4,400	296
Huntington Bancshares Inc/OH	2,596	40
Intercorp Financial Services Inc	900	20
Investors Bancorp Inc	13,400	192
Janus Henderson Group PLC	2,490	108
Kearny Financial Corp/MD	19,000	241
KeyCorp	3,967	81
Lincoln National Corp	14,977	1,028
MetLife Inc	199	12
Moelis & Co, Cl A	830	51
Moody’s Corp	6,816	2,595
MSCI Inc, Cl A	2,444	1,551
Nasdaq Inc	76	15
Northern Trust Corp	409	49
Oaktree Specialty Lending Corp	39,900	293
OneMain Holdings Inc, Cl A	1,296	75
PNC Financial Services Group Inc/The	247	47
Principal Financial Group Inc	745	50
Progressive Corp/The	17,276	1,664
Prudential Financial Inc	428	45
S&P Global Inc	999	443
Synchrony Financial	5,829	290
T Rowe Price Group Inc	1,728	387
US Bancorp	14,718	845
Victory Capital Holdings Inc, Cl A	322	11
Voya Financial Inc	228	15
Wells Fargo & Co	46,100	2,107
Western Alliance Bancorp	1,521	148

		30,726

Health Care — 6.2%
AbbVie Inc	3,348	404
Agilent Technologies Inc	2,621	460
AmerisourceBergen Corp, Cl A	14,700	1,797
Amgen Inc	1,500	338
Becton Dickinson and Co	3,926	988
Bio-Rad Laboratories Inc, Cl A *	81	65
Bristol-Myers Squibb Co	9,300	622
Cardinal Health Inc	2,455	129
CVS Health Corp	25,700	2,220
Danaher Corp	1,614	523
Dexcom Inc *	274	145
Envista Holdings Corp *	2,604	111
Gilead Sciences Inc	3,900	284

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
HCA Healthcare Inc	900	$228
IDEXX Laboratories Inc *	254	171
Insulet Corp *	50	15
IQVIA Holdings Inc *	2,624	682
Johnson & Johnson	15,328	2,654
Medpace Holdings Inc *	223	41
Merck & Co Inc	26,907	2,053
Mettler-Toledo International Inc *	609	946
Organon & Co	42,690	1,447
PerkinElmer Inc	689	127
Pfizer Inc	14,500	668
Prestige Consumer Healthcare Inc *	790	45
Quest Diagnostics Inc	2,400	367
ResMed Inc	339	98
Shockwave Medical Inc *	474	102
STAAR Surgical Co *	191	29
Thermo Fisher Scientific Inc	62	34
United Therapeutics Corp *	8,700	1,869
UnitedHealth Group Inc	6,981	2,906
Viatris Inc, Cl W *	972	14
West Pharmaceutical Services Inc	351	159
Zoetis Inc, Cl A	130	27

		22,768

Industrials — 4.8%
3M Co	215	42
Alaska Air Group Inc *	4,790	275
Allegion plc	286	41
Allison Transmission Holdings Inc, Cl A	5,300	196
Atlas Air Worldwide Holdings Inc *	2,610	191
CACI International Inc, Cl A *	1,068	275
Carrier Global Corp	17,885	1,030
Cintas Corp	68	27
Clarivate *	533	13
Copart Inc *	320	46
Cummins Inc	1,888	446
Curtiss-Wright Corp	7,300	889
Danaos Corp	2,000	167
Deere & Co	919	347
Eaton Corp PLC	320	54
Expeditors International of Washington Inc	2,856	356
Fastenal Co	4,501	251
Fluor Corp *	31,910	532
Fortune Brands Home & Security Inc	64	6
Generac Holdings Inc *	547	239
General Dynamics Corp	1,014	203
Graco Inc	13,726	1,076
Greenbrier Cos Inc/The	10,570	466
Hawaiian Holdings Inc *	9,510	192
Herman Miller Inc	19,200	807
Huntington Ingalls Industries Inc	110	23
Illinois Tool Works Inc	71	17

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Korn Ferry	815	$58
L3Harris Technologies Inc	1,400	326
Lockheed Martin Corp	924	333
Lyft Inc, Cl A *	536	26
Manitowoc Co Inc/The *	19,950	484
Meritor Inc *	31,420	745
Middleby Corp/The *	4,665	853
Northrop Grumman Corp	1,200	441
Old Dominion Freight Line Inc	294	85
Otis Worldwide Corp	9,334	861
Parker-Hannifin Corp	5,327	1,580
Republic Services Inc, Cl A	299	37
Robert Half International Inc	1,048	108
Rockwell Automation Inc	534	174
Saia Inc *	287	69
Snap-on Inc	93	21
Trane Technologies PLC	227	45
TransDigm Group Inc *	155	94
Union Pacific Corp	6,439	1,396
United Parcel Service Inc, Cl B	3,783	740
United Rentals Inc *	104	37
Wabash National Corp	37,690	586

		17,306

Information Technology — 7.8%
Accenture PLC, Cl A	77	26
Advanced Micro Devices Inc *	3,205	355
Amdocs Ltd	7,900	609
Amphenol Corp, Cl A	4,930	378
Analog Devices Inc	5,730	934
Apple Inc	10,552	1,602
Arrow Electronics Inc *	805	98
Automatic Data Processing Inc	165	34
Avalara Inc *	311	56
Broadcom Inc	661	329
Broadridge Financial Solutions Inc	139	24
CDW Corp/DE	235	47
Check Point Software Technologies Ltd *	2,224	279
Cisco Systems Inc/Delaware	15,204	897
Cognizant Technology Solutions Corp, Cl A	2,100	160
Corning Inc	2,469	99
Dell Technologies Inc, Cl C *	6,420	626
DocuSign Inc, Cl A *	443	131
DXC Technology Co *	76,440	2,807
Fortinet Inc *	234	74
Gartner Inc *	1,426	440
HP Inc	10,278	306
Intel Corp	48,744	2,635
International Business Machines Corp	17,036	2,391
Intuit Inc	923	522
Juniper Networks Inc	11,056	320
KLA Corp	94	32

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Lam Research Corp	2,477	$1,498
Manhattan Associates Inc *	141	23
Mastercard Inc, Cl A	3,932	1,361
Microsoft Corp	10,780	3,254
NetApp Inc	661	59
NortonLifeLock Inc	5,760	153
NXP Semiconductors NV	3,670	790
Oracle Corp	25,832	2,302
Paychex Inc	632	72
Perficient Inc *	488	58
QUALCOMM Inc	6,314	926
Seagate Technology Holdings PLC	6,272	549
SolarEdge Technologies Inc *	137	40
Teradyne Inc	374	45
Texas Instruments Inc	1,818	347
Trade Desk Inc/The, Cl A *	2,605	209
Twilio Inc, Cl A *	415	148
Western Union Co/The	11,300	245
Workiva Inc, Cl A *	597	84
Zebra Technologies Corp, Cl A *	118	69

		28,443

Materials — 2.0%
Berry Global Group Inc *	3,300	222
Celanese Corp, Cl A	395	63
CF Industries Holdings Inc	1,595	72
Ecolab Inc	1,972	444
FMC Corp	254	24
Huntsman Corp	23,250	614
International Paper Co	601	36
Nucor Corp	7,600	893
Packaging Corp of America	8,000	1,214
Pactiv Evergreen Inc	51,990	715
Reliance Steel & Aluminum Co	7,642	1,147
Sealed Air Corp	3,900	238
Sherwin-Williams Co/The	4,647	1,411
Silgan Holdings Inc	5,600	238
Southern Copper Corp	234	15
Westrock Co	350	18

		7,364

Real Estate — 0.2%
Brandywine Realty Trust ‡	10,000	139
Essex Property Trust Inc ‡	223	74
Extra Space Storage Inc ‡	381	71
Jones Lang LaSalle Inc *	709	172
Regency Centers Corp ‡	996	68
SITE Centers Corp ‡	1,639	26
Ventas Inc ‡	539	30

		580

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 0.8%
AES Corp/The	573	$14
Ameren Corp	615	54
Edison International	1,385	80
Entergy Corp	2,700	299
Essential Utilities Inc	882	44
Evergy Inc	3,500	240
National Fuel Gas Co	33,700	1,746
NiSource Inc	1,432	35
Otter Tail Corp	4,600	252
UGI Corp	422	19
Vistra Corp	889	17

		2,800

		166,867

Total Common Stock (Cost $262,960) ($ Thousands)		340,017

PREFERRED STOCK (A) — 0.6%

Brazil — 0.2%
Banco do Estado do Rio Grande do Sul SA	104,401	253
Cia Paranaense de Energia	10,000	13
Gerdau SA	17,927	99
Petroleo Brasileiro SA	65,400	349

		714

Germany — 0.4%
Draegerwerk AG & Co KGaA	2,900	245
Porsche Automobil Holding SE	6,681	676
Volkswagen AG	2,678	636

		1,557

Total Preferred Stock (Cost $2,187) ($ Thousands)		2,271

	Number of Rights

RIGHTS — 0.0%

Hong Kong — 0.0%
Shimao Group Holdings Ltd *‡‡	140	–

Total Rights (Cost $—) ($ Thousands)		–

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	9,031,514	$9,032

Total Cash Equivalent (Cost $9,032) ($ Thousands)		9,032

Total Investments in Securities — 96.4% (Cost $274,179) ($ Thousands)		$351,320

A list of open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Euro STOXX 50	62	Sep-2021	$2,982	$3,060	$74
FTSE 100 Index	10	Sep-2021	960	977	14
Hang Seng Index	12	Oct-2021	1,945	1,987	39
MSCI Singapore Index	25	Oct-2021	662	654	(8)
OMX Stockholm 30	23	Sep-2021	628	627	(8)
S&P 500 Index E-MINI	177	Sep-2021	37,708	40,006	2,298
S&P TSX 60 Index	36	Sep-2021	7,083	7,008	203
SPI 200 Index	34	Sep-2021	4,736	4,645	120

			56,704	58,964	2,732

Short Contracts
MSCI Emerging Markets	(290)	Sep-2021	$(19,529)	$(18,838)	$691
TOPIX Index	(123)	Sep-2021	(21,941)	(21,995)	(107)

			(41,470)	(40,833)	584

			$15,234	$18,131	$3,316

A list of the open forward foreign currency contracts held by the Fund at August 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/13/21	NZD	39	USD	27	$–
Brown Brothers Harriman	09/13/21	USD	226	NZD	323	1
Brown Brothers Harriman	09/13/21	USD	2	NZD	2	–
Brown Brothers Harriman	09/13/21	USD	651	NOK	5,815	17
Brown Brothers Harriman	09/13/21	USD	7	NOK	60	–
Brown Brothers Harriman	09/13/21	SGD	3	USD	2	–
Brown Brothers Harriman	09/13/21	SGD	793	USD	584	(6)
Brown Brothers Harriman	09/13/21	USD	1,064	SGD	1,446	11
Brown Brothers Harriman	09/13/21	USD	10	SGD	14	–
Brown Brothers Harriman	09/13/21	AUD	1,607	USD	1,180	6
Brown Brothers Harriman	09/13/21	AUD	363	USD	262	(4)
Brown Brothers Harriman	09/13/21	USD	2,511	DKK	15,927	18
Brown Brothers Harriman	09/13/21	USD	4	DKK	26	–
Brown Brothers Harriman	09/13/21	USD	3,195	HKD	24,859	1
Brown Brothers Harriman	09/13/21	NOK	3,296	USD	369	(10)
Brown Brothers Harriman	09/13/21	CHF	107	USD	117	1

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Brown Brothers Harriman	09/13/21	CHF	3,360	USD	3,646	$(243)
Brown Brothers Harriman	09/13/21	USD	3,807	SEK	33,175	34
Brown Brothers Harriman	09/13/21	USD	38	SEK	329	–
Brown Brothers Harriman	09/13/21	DKK	4,812	USD	758	(6)
Brown Brothers Harriman	09/13/21	HKD	5,554	USD	714	(1)
Brown Brothers Harriman	09/13/21	CAD	5,802	USD	4,630	38
Brown Brothers Harriman	09/13/21	CAD	292	USD	228	(3)
Brown Brothers Harriman	09/13/21	USD	224	AUD	309	2
Brown Brothers Harriman	09/13/21	USD	7,072	AUD	9,630	(34)
Brown Brothers Harriman	09/13/21	USD	9,514	CHF	8,772	65
Brown Brothers Harriman	09/13/21	USD	264	CHF	241	(1)
Brown Brothers Harriman	09/13/21	GBP	9,323	USD	12,909	79
Brown Brothers Harriman	09/13/21	GBP	631	USD	866	(3)
Brown Brothers Harriman	09/13/21	USD	129	CAD	163	1
Brown Brothers Harriman	09/13/21	USD	11,252	CAD	14,096	(97)
Brown Brothers Harriman	09/13/21	USD	883	GBP	644	3
Brown Brothers Harriman	09/13/21	USD	14,075	GBP	10,165	(86)
Brown Brothers Harriman	09/13/21	SEK	132	USD	15	–
Brown Brothers Harriman	09/13/21	SEK	19,443	USD	2,231	(20)
Brown Brothers Harriman	09/13/21	USD	22,996	JPY	2,541,682	143
Brown Brothers Harriman	09/13/21	USD	1,631	JPY	178,943	(2)
Brown Brothers Harriman	09/13/21	EUR	7	USD	8	–
Brown Brothers Harriman	09/13/21	EUR	35,488	USD	41,621	(278)
Brown Brothers Harriman	09/13/21	USD	35,544	EUR	30,306	237
Brown Brothers Harriman	09/13/21	USD	171	EUR	145	–
Brown Brothers Harriman	09/13/21	JPY	76,646	USD	699	1
Brown Brothers Harriman	09/13/21	JPY	5,338,579	USD	48,298	(304)

						$(440)

Percentages are based on Net Assets of $364,445 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

DKK — Danish Krone

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound Sterling

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

JSC — Joint-Stock Company

JPY — Japanese Yen

Ltd — Limited

MSCI — Morgan Stanley Capital International

NOK — Norwegian Krone

NZD — New Zealand Dollar

OMX — Offset Market Exchange

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

S&P— Standard & Poor’s

SEK — Swedish Krona

SGD — Singapore Dollar

SPI — Share Price Index

TOPIX – Tokyo Price Index

TSX — Toronto Stock Exchange

USD — U.S. Dollar

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

World Select Equity Fund (Concluded)

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Common Stock	339,846	146	25	340,017
Preferred Stock	2,271	–	–	2,271
Rights	–^	–	–	–
Cash Equivalent	9,032	–	–	9,032

Total Investments in Securities	351,149	146	25	351,320

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3,439	–	–	3,439
Unrealized Depreciation	(123)	–	–	(123)
Forwards Contracts*
Unrealized Appreciation	–	658	–	658
Unrealized Depreciation	–	(1,098)	–	(1,098)

Total Other Financial Instruments	3,316	(440)	–	2,876

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^Securities	market value less than $500.

*Futures contracts and forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2021, there were transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$4,159	$17,888	$(13,015)	$ –	$ –	$9,032	9,031,514	$ –	$ –

Amounts designated as “—” are $0 or have been rounded to $0.

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 94.2%
Argentina — 0.1%
Corp America Airports SA *	266,076	$1,501

Bangladesh — 0.2%
BRAC Bank Ltd	4,382,570	2,419

Brazil — 3.6%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA *	747,900	1,170
Aliansce Sonae Shopping Centers sa	220,800	1,094
Ambev SA	355,600	1,177
Banco do Brasil SA	773,054	4,577
Banco Santander Brasil SA	197,300	1,605
CCR SA	244,100	585
Cosan SA	648,200	2,796
CPFL Energia SA	290,600	1,652
CSN Mineracao SA	1,298,000	1,815
Empreendimentos Pague Menos S *	455,300	1,088
Gerdau SA ADR	318,237	1,725
Grupo SBF SA *	136,100	919
Hapvida Participacoes e Investimentos SA	657,800	1,886
JBS SA	511,600	3,037
Lojas Quero Quero S/A	492,700	1,874
Magazine Luiza SA	992,100	3,523
Notre Dame Intermedica Participacoes SA	133,600	2,074
Petrobras Distribuidora SA	372,300	1,959
Petroleo Brasileiro SA ADR, Cl A	160,571	1,688
Santos Brasil Participacoes SA *	1,150,500	1,762
Sendas Distribuidora SA	250,950	833
SLC Agricola SA	80,800	643
TIM SA/Brazil	246,600	596
Ultrapar Participacoes SA	153,100	430
Vale SA ADR, Cl B	254,527	4,854

		45,362

Canada — 1.3%
Capstone Mining Corp *	352,407	1,548
Dundee Precious Metals Inc	294,922	1,813
Endeavour Mining	89,519	2,184
ERO Copper Corp *	62,906	1,190
First Quantum Minerals Ltd	149,786	3,115
Gran Tierra Energy Inc *	1,076,244	571
Ivanhoe Mines Ltd, Cl A *	146,805	1,183
Lithium Americas Corp *	143,955	2,858
Neo Performance Materials Inc	32,673	485
Parex Resources Inc	109,580	1,686

		16,633

Chile — 0.6%
Cia Cervecerias Unidas SA ADR	88,845	1,803
Falabella SA	207,704	821
Quinenco SA	398,310	804
SMU SA *	9,003,032	989

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sociedad Quimica y Minera de Chile SA ADR	67,472	$3,519

		7,936

China — 9.1%
360 DigiTech Inc ADR *	33,761	770
Autohome Inc ADR	43,258	1,915
Baidu Inc ADR *	14,093	2,213
Beijing Kingsoft Office Software, Cl A	33,620	1,298
BYD Co Ltd, Cl H	68,500	2,320
China Construction Bank Corp, Cl H	18,297,000	13,222
China Everbright Bank Co Ltd, Cl H	3,625,000	1,300
China Life Insurance Co Ltd, Cl H	649,000	1,086
China Medical System Holdings Ltd	1,668,000	3,268
China National Building Material Co Ltd, Cl H	884,000	1,209
Chongqing Zhifei Biological Products Co Ltd, Cl A	52,300	1,432
Contemporary Amperex Technology Co Ltd, Cl A	9,927	760
COSCO SHIPPING Holdings Co Ltd, Cl H *	989,050	1,869
Daqin Railway Co Ltd, Cl A	726,045	682
Dongfeng Motor Group Co Ltd, Cl H	2,758,000	3,021
FinVolution Group ADR	69,689	424
Fosun International Ltd	955,500	1,209
Guangzhou GRG Metrology & Test Co Ltd, Cl A *	422,275	2,256
Haier Smart Home Co Ltd, Cl H	1,069,200	4,028
Hangzhou Robam Appliances Co Ltd, Cl A	296,477	1,638
Huadong Medicine, Cl A	18,000	86
Huadong Medicine Co Ltd, Cl A	82,200	391
Hundsun Technologies Inc, Cl A	166,880	1,280
JD.com Inc ADR *	40,997	3,221
Kingdee International Software Group Co Ltd	660,000	2,402
Kunlun Energy Co Ltd	3,466,000	3,672
Kweichow Moutai Co Ltd, Cl A	7,575	1,826
Li Ning Co Ltd	586,000	7,874
Lufax Holding Ltd ADR *	225,491	1,955
NetEase Inc ADR	108,738	10,593
PICC Property & Casualty Co Ltd	3,518,000	3,180
Ping An Insurance Group Co of China Ltd, Cl A	263,100	2,031
Ping An Insurance Group Co of China Ltd, Cl H	759,000	5,894
Shandong Pharmaceutical Glass Co Ltd	237,200	1,247
Shenzhou International Group Holdings Ltd	221,900	4,839
Sinopec Engineering Group Co Ltd, Cl H	3,183,500	1,691
Tongwei Co Ltd, Cl A	254,095	2,398
Vipshop Holdings Ltd ADR *	135,910	2,010
Weichai Power Co Ltd, Cl H	1,794,000	4,526
Wuhu Sanqi Interactive Entertainment Network Technology Group Co Ltd, Cl A	933,100	2,462
Wuliangye Yibin Co Ltd, Cl A	107,415	3,352

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xtep International Holdings Ltd	537,000	$916
Zhejiang Expressway Co Ltd, Cl H	2,146,000	1,882
Zhejiang Weixing New Building Materials Co Ltd, Cl A	222,148	679

		116,327

Colombia — 0.1%
Grupo de Inversiones Suramericana SA	137,860	703

Egypt — 0.2%
Commercial International Bank Egypt SAE GDR *	466,948	1,336
Palm Hills Developments SAE	11,232,770	1,397

		2,733

France — 0.1%
Vicat SA	32,504	1,617

Germany — 0.1%
Delivery Hero SE *	11,799	1,708

Greece — 0.9%
Alpha Services and Holdings SA *	1,083,156	1,503
Eurobank Ergasias Services and Holdings SA *	1,964,688	1,872
Motor Oil Hellas Corinth Refineries SA	120,140	1,985
National Bank of Greece SA *	704,935	2,132
Phoenix Vega Mezz *	1,308,487	56
Piraeus Financial Holdings SA *	1,308,487	2,209
Star Bulk Carriers Corp	63,990	1,476

		11,233

Hong Kong — 12.7%
Agile Group Holdings Ltd	382,000	438
Agricultural Bank of China Ltd, Cl H	8,897,000	2,986
AIA Group Ltd	451,640	5,398
Alibaba Group Holding Ltd *	95,700	2,036
Alibaba Group Holding Ltd ADR *	95,491	15,946
Anhui Conch Cement Co Ltd, Cl H	625,500	3,386
Bank of China Ltd, Cl H	7,401,000	2,598
Beijing Enterprises Holdings Ltd	671,500	2,314
Bosideng International Holdings Ltd	1,498,000	1,225
China Datang Renewable Power, Cl H	5,703,000	1,657
China Lesso Group Holdings Ltd	1,457,000	3,117
China Meidong Auto Holdings Ltd	446,000	2,239
China Mengniu Dairy Co Ltd	883,000	5,308
China Merchants Port Holdings Co Ltd	1,258,000	2,119
China Resources Land Ltd	940,000	3,499
China Resources Pharmaceutical Group Ltd	3,315,000	1,726
China Yongda Automobiles Services Holdings Ltd	1,015,500	1,703
China Yuhua Education Corp Ltd	2,572,000	1,372
CIFI Holdings Group Co Ltd	1,546,000	1,042
CIMC Enric Holdings Ltd	2,890,000	4,251
CITIC Ltd	775,000	965
ENN Energy Holdings Ltd	72,400	1,433
Guangzhou Automobile Group Co Ltd, Cl H	2,498,000	2,515
Hopson Development Holdings Ltd	413,400	1,611

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Industrial & Commercial Bank of China Ltd, Cl H	10,628,000	$5,931
Kingboard Laminates Holdings Ltd	1,530,000	3,010
KWG Group Holdings Ltd	2,919,000	3,078
Lenovo Group Ltd	3,730,000	4,134
Linklogis Inc, Cl B *	575,247	802
Meituan, Cl B *	68,400	2,190
New Horizon Health Ltd *	177,500	1,087
Nine Dragons Paper Holdings Ltd	1,016,000	1,390
Pacific Basin Shipping Ltd	2,403,000	1,313
PAX Global Technology Ltd	1,367,000	1,687
Sany Heavy Equipment International Holdings Co Ltd	897,000	1,153
Shanghai Pharmaceuticals Holding Co Ltd, Cl H	1,860,200	3,693
Sinotrans Ltd, Cl H	3,410,000	1,390
Sinotruk Hong Kong Ltd	696,000	1,371
Sunac China Holdings Ltd	322,000	824
Techtronic Industries Co Ltd	313,000	6,942
Tencent Holdings Ltd	357,581	22,124
Towngas China Co Ltd	4,234,000	3,087
Vinda International Holdings Ltd	498,000	1,466
WH Group Ltd	2,826,500	2,453
WuXi AppTec Co Ltd, Cl H	172,144	3,431
Wuxi Biologics Cayman Inc *	169,500	2,624
Xinyi Glass Holdings Ltd	495,000	2,081
Xinyi Solar Holdings Ltd	2,675,000	6,466
Yadea Group Holdings Ltd	1,298,000	2,306
Zhongsheng Group Holdings Ltd	541,500	4,526

		161,443

Hungary — 0.7%
OTP Bank Nyrt	72,515	4,376
Richter Gedeon Nyrt	153,348	4,593

		8,969

Iceland — 0.5%
Islandsbanki HF *	6,187,940	5,859

India — 9.9%
Aditya Birla Capital Ltd *	690,087	1,019
Aegis Logistics	262,360	957
Apollo Tyres Ltd	393,664	1,148
Asian Paints Ltd	38,223	1,676
Aster DM Healthcare *	501,742	1,472
Astral Ltd	54,672	1,528
Aurobindo Pharma Ltd	27,828	277
Avenue Supermarts Ltd, Cl A *	37,470	2,030
Bajaj Auto Ltd	18,534	946
Bajaj Consumer Care Ltd	380,945	1,283
Bajaj Electricals Ltd *	71,307	1,186
Balkrishna Industries	27,356	860
Cipla Ltd/India	75,528	981
Colgate Palmolive India	25,580	593
Container Corp Of India Ltd	13,425	125

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Dabur India	7,180	$61
Divi’s Laboratories Ltd	75,777	5,370
Dr Lal PathLabs Ltd	59,689	3,312
Dr Reddy’s Laboratories Ltd	6,758	435
Finolex Cables Ltd	264,123	1,684
GAIL India	296,157	593
Godrej Properties Ltd *	76,593	1,562
HCL Technologies Ltd	369,507	5,984
HDFC Bank	162,984	3,530
HDFC Bank Ltd ADR	14,816	1,160
Hero MotoCorp Ltd	75,305	2,828
Hindalco Industries Ltd	734,067	4,709
Hindustan Petroleum Corp Ltd	249,061	910
Hindustan Unilever Ltd	16,070	600
Housing Development Finance Corp Ltd	90,759	3,479
ICICI Bank Ltd ADR	373,594	7,330
Indian Energy Exchange Ltd	501,683	3,469
Infosys Ltd	188,442	4,405
Infosys Ltd ADR	205,462	4,894
Ipca Laboratories Ltd	26,272	927
ITC Ltd	151,595	439
Kotak Mahindra Bank Ltd	193,428	4,646
KPIT Technologies	560,943	2,588
LIC Housing Finance Ltd	334,695	1,844
NCC Ltd/India	1,051,766	1,142
Persistent Systems Ltd	26,768	1,218
Petronet LNG Ltd	1,552,387	4,840
PI Industries	42,126	1,958
PNC Infratech Ltd	457,372	1,968
PTC India Ltd	1,612,880	2,284
Quess	119,761	1,389
REC Ltd	547,946	1,139
Reliance Industries Ltd	65,841	2,036
Shriram Transport Finance Co Ltd	144,342	2,674
State Bank of India	358,927	2,095
Sun Pharmaceutical Industries	156,629	1,704
Tata Consultancy Services Ltd	69,596	3,610
Tata Consumer Products Ltd	74,934	888
Tata Steel Ltd	126,364	2,510
Tech Mahindra Ltd	51,873	1,029
UltraTech Cement Ltd	14,136	1,517
UPL Ltd	78,050	792
Varun Beverages Ltd	257,512	2,987
VST Tillers Tractors	27,191	958
WNS Holdings Ltd ADR *	49,465	4,103

		125,681

Indonesia — 2.1%
Aneka Tambang Tbk	3,602,300	604
Astra International Tbk PT	3,807,800	1,395
Bank Central Asia Tbk PT	1,004,800	2,307
Bank Rakyat Indonesia Persero Tbk PT	10,727,600	2,956
Bukalapak.com *	14,679,400	973

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Erajaya Swasembada Tbk PT	36,159,900	$1,534
Indofood Sukses Makmur Tbk PT	5,072,300	2,196
Medikaloka Hermina Tbk PT	87,500,000	7,117
Merdeka Copper Gold Tbk PT *	10,151,400	2,007
Pakuwon Jati Tbk PT	54,683,384	1,756
Ultrajaya Milk Industry & Trading Co Tbk PT	31,400,000	3,489

		26,334

Kenya — 0.2%
ARM Cement Ltd *	10	–
Equity Group Holdings PLC/Kenya	5,792,163	2,806

		2,806

Malaysia — 0.9%
CTOS Digital	13,470,000	5,668
Malayan Banking Bhd	587,261	1,190
MR DIY Group M Bhd	4,854,000	4,263
Top Glove Corp Bhd	740,000	714

		11,835

Mexico — 2.3%
Alpek SAB de CV, Cl A	1,489,100	1,755
America Movil SAB de CV ADR, Cl L	75,779	1,482
Arca Continental SAB de CV	61,826	399
Banco del Bajio SA	900,100	1,719
Cemex SAB de CV ADR	101,136	829
Coca-Cola Femsa SAB de CV	238,537	1,386
GCC	264,500	2,132
Grupo Aeroportuario del Centro Norte SAB de CV, Cl B *	349,707	2,112
Grupo Aeroportuario del Sureste SAB de CV ADR *	12,614	2,255
Grupo Financiero Banorte SAB de CV, Cl O	880,949	5,828
Grupo Mexico SAB de CV, Ser B	830,601	3,860
Promotora y Operadora de Infraestructura SAB de CV	106,200	795
Wal-Mart de Mexico SAB de CV	1,318,717	4,690

		29,242

Netherlands — 0.6%
BE Semiconductor Industries NV	26,799	2,438
CTP NV	167,014	3,835
VEON Ltd ADR	553,685	1,212

		7,485

Nigeria — 0.3%
Zenith Bank PLC	76,698,031	4,468

Pakistan — 0.2%
United Bank Ltd/Pakistan	3,688,509	2,681

Philippines — 2.2%
AllHome Corp	17,413,000	2,818
Alliance Global Group Inc	16,352,210	3,386
Ayala Corp	349,289	5,564
BDO Unibank Inc	1,448,824	3,201
GT Capital Holdings Inc	308,490	3,348
Monde Nissin Corp *	17,622,300	5,965
Robinsons Land Corp	4,690,000	1,555

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Wilcon Depot Inc	3,618,200	$1,818

		27,655

Poland — 0.7%
Bank Polska Kasa Opieki SA	88,742	2,485
Cyfrowy Polsat SA	80,391	768
Dino Polska SA *	23,234	1,970
HUUUGE Inc *	113,373	1,095
KGHM Polska Miedz SA	32,774	1,526
Powszechny Zaklad Ubezpieczen SA	85,987	912

		8,756

Qatar — 0.1%
Industries Qatar QSC	147,591	521
Ooredoo QPSC	279,479	530

		1,051

Russia — 2.7%
Gazprom PJSC ADR	530,853	4,408
LUKOIL PJSC ADR	124,081	10,583
Mobile TeleSystems PJSC ADR	372,567	3,495
Moscow Exchange MICEX-RTS PJSC *	960,510	2,404
Sberbank of Russia PJSC ADR	448,950	8,017
Surgutneftegas PJSC ADR	357,121	1,648
Yandex NV, Cl A *	50,741	3,902

		34,457

Saudi Arabia — 1.3%
Al Rajhi Bank	52,459	1,692
Dr Sulaiman Al Habib Medical Services Group	16,686	817
Riyad Bank	189,136	1,356
Saudi Arabian Oil Co	75,426	707
Saudi Kayan Petrochemical *	220,112	1,093
Saudi National Bank	409,405	6,637
Saudi Telecom Co	48,240	1,736
United Electronics Co	51,238	1,954

		15,992

South Africa — 2.6%
Absa Group Ltd	163,149	1,783
Aspen Pharmacare Holdings Ltd	153,927	2,087
Capitec Bank Holdings Ltd	20,447	2,682
FirstRand Ltd	150,822	645
Gold Fields Ltd	59,742	564
Impala Platinum Holdings Ltd	151,284	2,331
Kumba Iron Ore Ltd	60,751	2,743
Life Healthcare Group Holdings Ltd	886,198	1,517
Mr Price Group Ltd	212,116	3,196
Naspers Ltd, Cl N	40,431	6,932
Old Mutual Ltd	1,548,900	1,645
Royal Bafokeng Platinum Ltd	187,346	1,140
Sibanye Stillwater Ltd	575,438	2,343
SPAR Group Ltd/The	41,600	597
Truworths International Ltd	369,328	1,713

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vodacom Group Ltd	122,570	$1,217

		33,135

South Korea — 12.0%
AfreecaTV Co Ltd	19,192	2,538
Cheil Worldwide Inc	80,225	1,598
CJ CheilJedang Corp	8,316	3,253
CJ ENM Co Ltd	34,561	4,564
Coway Co Ltd	41,596	2,805
DB HiTek Co Ltd	28,937	1,492
Dentium Co Ltd	37,026	2,781
DGB Financial Group Inc	338,814	2,659
DL E&C Co Ltd *	8,029	976
Doosan Bobcat Inc	37,895	1,417
Douzone Bizon Co Ltd	27,400	2,016
Duk San Neolux Co Ltd *	61,479	3,818
Ecopro	8,822	2,438
Eugene Technology Co Ltd	40,921	1,555
Fila Holdings Corp	15,375	595
GS Holdings Corp	34,630	1,269
Hana Financial Group Inc	191,638	7,446
Hana Materials Inc	48,441	2,085
Hankook Tire & Technology Co Ltd	41,540	1,670
Hansol Chemical Co Ltd	11,423	2,862
Hanwha Corp	38,795	1,164
Hyosung TNC Corp	1,957	1,311
Hyundai Construction Equipment Co Ltd *	26,268	1,117
Hyundai Marine & Fire Insurance Co Ltd	25,218	557
Hyundai Mipo Dockyard Co Ltd	19,993	1,316
Hyundai Mobis Co Ltd	14,846	3,553
Iljin Materials Co Ltd	28,248	1,844
Innox Advanced Materials *	10,520	807
Kakao Corp	12,057	1,612
KB Financial Group Inc	111,671	5,095
Kia Corp	50,118	3,679
Kolon Industries	10,310	774
KoMiCo Ltd	35,262	2,512
Krafton *	589	250
LG Corp	21,079	1,733
LG Electronics Inc	36,065	4,417
LG Household & Health Care Ltd	1,307	1,647
LX Semicon	18,899	1,883
Mando Corp	29,424	1,540
Meritz Fire & Marine Insurance Co Ltd	78,947	1,808
NAVER Corp	13,698	5,186
NCSoft Corp	7,205	4,101
Pan Ocean Co Ltd	136,205	976
POSCO	11,212	3,259
POSCO ADR	21,311	1,522
PSK Inc	41,009	1,386
Samsung Electro-Mechanics Co Ltd	11,489	1,828
Samsung Electronics Co Ltd	506,803	33,526
Shinsegae Inc	6,227	1,445

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SK Hynix Inc	60,130	$5,523
SK Telecom Co Ltd	1,936	498
SKC Co Ltd	17,809	2,450
SL Corp	79,708	1,891

		152,047

Taiwan — 13.6%
Airtac International Group	65,000	1,982
Alchip Technologies Ltd	95,000	2,396
Arcadyan Technology Corp	424,000	1,415
Asia Cement Corp	740,000	1,199
Asustek Computer Inc	81,000	947
AU Optronics Corp	1,814,000	1,152
Bora Pharmaceuticals Co Ltd	176,000	1,867
Chailease Holding Co Ltd	923,670	8,882
CTBC Financial Holding Co Ltd	4,462,000	3,703
Delta Electronics Inc	603,000	5,886
E Ink Holdings Inc	463,000	1,308
Formosa Plastics Corp	454,000	1,679
Fubon Financial Holding Co Ltd	2,647,000	8,119
FuSheng Precision Co Ltd *	161,000	1,054
Hon Hai Precision Industry Co Ltd	1,080,912	4,329
Innodisk	180,000	1,510
King Yuan Electronics Co Ltd	752,000	1,237
Lite-On Technology Corp	623,862	1,378
Makalot Industrial Co Ltd	239,000	2,057
MediaTek Inc	170,357	5,539
Merida Industry Co Ltd	148,000	1,704
Micro-Star International Co Ltd	677,000	3,188
momo.com Inc	23,800	1,473
Nien Made Enterprise Co Ltd	90,000	1,344
Parade Technologies Ltd	30,000	1,894
Powertech Technology Inc	348,000	1,413
Realtek Semiconductor Corp	166,000	3,318
Silergy Corp	48,447	6,958
Sino-American Silicon Products Inc	265,000	1,845
Taishin Financial Holding Co Ltd	1,702,000	1,188
Taiwan Cement Corp	2,814,000	4,920
Taiwan Paiho Ltd	590,000	1,786
Taiwan Semiconductor Manufacturing Co Ltd	2,107,000	46,681
Taiwan Semiconductor Manufacturing Co Ltd ADR	169,024	20,116
Unimicron Technology Corp	239,000	1,272
United Microelectronics Corp	2,292,000	5,219
Voltronic Power Technology Corp	41,950	1,877
Winbond Electronics Corp	1,659,000	1,766
Wiwynn Corp *	94,000	3,290
Yang Ming Marine Transport Corp *	165,000	795
Yuanta Financial Holding Co Ltd	2,843,400	2,565

		172,251

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Thailand — 2.4%
Advanced Info Service PCL	423,500	$2,470
Airports of Thailand PCL	578,100	1,143
Bangkok Chain Hospital	953,800	666
Charoen Pokphand Foods PCL	674,000	565
Com7 PCL	512,300	1,109
Home Product Center PCL	13,904,145	6,169
JMT Network Services PCL	1,498,500	2,127
Mega Lifesciences	626,400	952
PTT PCL	1,555,900	1,846
PTT PCL NVDR	2,741,100	3,253
Siam Cement PCL/The	128,000	1,708
Siam City Cement PCL	224,300	1,179
Sri Trang Agro-Industry PCL	3,197,800	3,770
Thai Union Group PCL, Cl F	4,169,900	2,574
Tisco Financial Group PCL	313,100	913

		30,444

Turkey — 1.0%
Akbank TAS	2,663,873	1,887
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Cl D *	1,518,164	1,420
KOC Holding AS	495,007	1,372
Migros Ticaret AS *	720,620	3,020
Tofas Turk Otomobil Fabrikasi AS	209,726	1,060
Turkcell Iletisim Hizmetleri AS	922,896	1,819
Turkiye Garanti Bankasi AS	2,191,211	2,604

		13,182

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	117,613	241
AL Yah Satellite Communications -PJSC-Yah Sat *	5,554,662	3,962
Aldar Properties PJSC	921,798	1,041
Emaar Development PJSC *	4,444,042	4,791
Emaar Properties PJSC	6,420,434	7,341
First Abu Dhabi Bank PJSC	327,512	1,516

		18,892

United Kingdom — 3.7%
Energean PLC *	464,819	4,334
Halyk Savings Bank of Kazakhstan JSC GDR	284,493	4,836
Hochschild Mining PLC	1,947,335	4,047
Ignitis Grupe GDR	90,914	2,640
NAC Kazatomprom JSC GDR	260,479	7,346
Nova Ljubljanska Banka dd GDR	293,450	4,832
Polymetal International PLC	93,851	1,870
Polyus PJSC GDR	7,777	701
SEPLAT Energy	2,116,519	2,662
SolGold PLC *	6,774,749	2,751
TCS Group Holding GDR	17,718	1,565
Tullow Oil PLC *	1,788,621	1,097
Vivo Energy PLC	3,738,900	5,588
Wizz Air Holdings Plc *	49,953	3,341

		47,610

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

United States — 2.2%
Credicorp Ltd	48,970	$5,222
EPAM Systems Inc *	10,474	6,628
Globant SA *	16,542	5,331
Intercorp Financial Services Inc	42,017	950
MercadoLibre Inc *	1,354	2,529
Southern Copper Corp	18,563	1,162
Tecnoglass	40,345	922
XP Inc, Cl A *	49,812	2,423
Yum China Holdings Inc	26,736	1,646
Zenvia, Cl A *	61,807	1,173

		27,986

Vietnam — 1.5%
Ho Chi Minh City Development Joint Stock
Commercial Bank *	2,602,470	2,964
Hoa Phat Group JSC	1,990,913	4,308
Military Commercial Joint Stock Bank *	4,649,081	5,694
Vietnam Dairy Products JSC	70	–
Vietnam Technological & Commercial Joint
Stock Bank *	1,612,520	3,433
Vincom Retail JSC *	2,196,659	2,632

		19,031

Total Common Stock (Cost $920,272) ($ Thousands)		1,197,464

PREFERRED STOCK (A) — 1.9%

Brazil — 0.6%
Banco ABC Brasil SA	365,500	1,201
Bradespar	37,300	458
Cia Energetica de Minas Gerais	798,300	2,089
Itausa SA	1,019,317	2,292
Petroleo Brasileiro SA	178,900	953

		6,993

Colombia — 0.1%
Banco Davivienda SA	215,784	1,869

South Korea — 1.2%
Hyundai Motor Co	53,070	4,651
LG Chem Ltd	10,860	3,241
LG Electronics *	12,631	761
Samsung Electronics Co Ltd	109,769	6,703

		15,356

Total Preferred Stock (Cost $22,500) ($ Thousands)		24,218

Description	Number of Participation Notes	Market Value ($ Thousands)

PARTICIPATION NOTES — 0.2%

United States — 0.2%
Beijing Huafeng Test & Control Technology Co Ltd, Expires 02/18/2022	32,600	$2,961

Total Participation Notes (Cost $1,554) ($ Thousands)		2,961

	Number of Warrants

WARRANTS — 0.2%

India — 0.2%
Voltas, Expires 05/28/2021 *	134,600	1,822

Thailand — 0.0%
Minor International PCL, Expires 12/31/2024 *	1	1

Total Warrants (Cost $693) ($ Thousands)		1,823

	Number of Rights

RIGHTS — 0.0%

Brazil — 0.0%
Ultrapar Participacoes SA *‡‡	162,949	–

Total Rights (Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	34,909,632	34,910

Total Cash Equivalent (Cost $34,910) ($ Thousands)		34,910

Total Investments in Securities — 99.3% (Cost $979,929) ($ Thousands)		$1,261,376

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Long Contracts
MSCI Emerging Markets	448	Sep-2021	$28,761	$29,102	$341

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Equity Fund (Concluded)

Percentages are based on Net Assets of $1,270,814 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)	There is currently no interest rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint-Stock Company

Ltd — Limited

MSCI — Morgan Stanley Capital International

NVDR — Non-Voting Depositary Receipt

PCL — Public Company Limited

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

Ser — Series

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,191,304	6,160	–	1,197,464
Preferred Stock	24,218	–	–	24,218
Participation Notes	2,961	–	–	2,961
Warrants	–	1,823	–	1,823
Rights	–^	–	–	–
Cash Equivalent	34,910	–	–	34,910

Total Investments in Securities	1,253,393	7,983	–	1,261,376

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	341	–	–	341

Total Other Financial Instruments	341	–	–	341

^	Securities market value less than $500.

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2021, there were transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 63,747	$ 90,254	$ (119,091)	$ –	$ –	$ 34,910	34,909,632	$ 1	$ –

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS — 32.8%

Aerospace & Defense — 0.6%
Bleriot US Bidco Inc., 2021 Term Loan, 1st Lien
4.147%, VAR LIBOR+4.000%, 10/30/2026	$1,738	$1,735
Peraton Corp., Term B Loan, 2nd Lien
4.500%, VAR LIBOR+3.750%, 02/01/2028	2,768	2,768

		4,503

Air Transport — 0.8%
AAdvantage Loyality IP Ltd., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.750%, 04/20/2028	1,519	1,563
Air Canada, Term Loan, 1st Lien
4.250%, 08/11/2028	1,074	1,072
American Airlines Inc., 2020 Term Loan, 1st Lien
1.835%, VAR LIBOR+1.750%, 01/29/2027	1,114	1,045
Atlantic Aviation, Term Loan, 2nd Lien
0.000%, 07/13/2029 (A)	621	629
Mileage Plus Holdings LLC, Initial Term Loan, 1st Lien
6.250%, VAR LIBOR+5.250%, 06/21/2027	905	959
SkyMiles IP Ltd., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 10/20/2027	1,175	1,245
United AirLines Inc., Class B Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 04/21/2028 (A)	178	178

		6,691

Automotive — 0.6%
American Airlines Inc., 218 Replacement Term Loan, 1st Lien
1.838%, 06/27/2025 (B)	253	237
Autokiniton US Holdings Inc., Closing Date Term B Loan, 1st Lien
5.000%, 04/06/2028 (B)	1,166	1,168
Eastman Tire Supplies, Term B Loan, 1st Lien
0.000%, 08/12/2028 (A)	1,395	1,378
Truck Hero Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.750%, 01/31/2028	2,005	1,995

		4,778

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Building & Development — 1.9%
Artera Services LLC, Tranche B Term Loan, 1st Lien
0.205%, 03/06/2025	$1,186	$1,172
Brookfield Property REIT Inc., Initial Term A-2 Loan, 1st Lien
3.085%, VAR LIBOR+2.250%, 08/28/2023	1,239	1,235
Brookfield Property REIT Inc., Initial Term B Loan, 1st Lien
2.585%, VAR LIBOR+2.500%, 08/27/2025 (A)	119	116
Brookfield Property REIT Inc., Intial Term A-2 Loan, 1st Lien
3.085%, VAR LIBOR+2.250%, 08/28/2023	487	486
CP Atlas Buyer Inc., Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.750%, 11/23/2027 (A)	1,320	1,314
Crown Subsea Communications Holding Inc., Initial Term Loan, 1st Lien
5.750%, 04/27/2027	1,498	1,507
Kodiak BP LLC, Initial Term Loan, 1st Lien
4.000%, 03/12/2028	2,478	2,468
KREF Holdings X LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 09/01/2027 (C)	1,240	1,237
MI Windows and Doors, LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/18/2027 (A)	1,676	1,679
RE/MAX LLC, Term Loan, 1st Lien
3.000%, 07/21/2028	422	419
SRS Distribution Inc., 2021 Refinancing Term Loan, 1st Lien
4.250%, 06/02/2028 (A)	2,456	2,446
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.167%, VAR LIBOR+3.000%, 03/28/2025	1,373	1,342
US LBM Holdings LLC, Delayed Term Loan, 1st Lien
0.000%, 12/17/2027 (A)	97	95

		15,516

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)

Business Equipment & Services — 2.7%
Ahead DB Borrower LLC, Term B Loan, 1st Lien
4.500%, 10/18/2027	$287	$287
AVSC Holding Corp., 2020 B-1 Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 03/03/2025	2,449	2,120
AVSC Holding Corp., Initial Loan, 2nd Lien
8.250%, VAR LIBOR+7.250%, 09/01/2025 (C)	1,132	847
Casmar Holdings (Australia) Pty Limited, Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 12/20/2023	1,947	1,919
Ensono Inc, Term Loan, 1st Lien
4.750%, 05/26/2028 (A)	1,687	1,688
Guidehouse LLP, Initial Term Loan, 1st Lien
4.085%, VAR LIBOR+4.000%, 05/01/2025	780	780
IG Investments Holdings LLC, Refinancing Term Loan, 1st Lien
4.750%, 05/23/2025	858	858
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
4.500%, 12/22/2027 (A)	1,678	1,676
Packers Holdings LLC, Initial Term Loan, 1st Lien
4.000%, 03/09/2028 (A)	1,711	1,694
Pug LLC, Term B-2 Loan, 1st Lien
4.750%, 02/12/2027	765	761
Pug LLC, USD Term B Loan, 1st Lien
3.585%, VAR LIBOR+3.500%, 02/12/2027	1,691	1,638
Sedgwick Claims Management Services Inc., 2019 Term Loan, 1st Lien
3.842%, VAR LIBOR+4.000%, 09/03/2026	118	117
Sedgwick Claims Management Services Inc., Initial Term Loan, 1st Lien
3.335%, VAR LIBOR+3.250%, 12/31/2025	1,380	1,363
Service Logic Acquisition Inc., Closing Date Initial Term Loan, 1st Lien
4.750%, 10/29/2027	2,289	2,293
TGG TS Acquisition Company, Term B Loan, 1st Lien
6.586%, VAR LIBOR+6.500%, 12/14/2025	1,220	1,220
Vertical Midco GmbH, Facility B (USD), 1st Lien
4.404%, VAR LIBOR+4.250%, 07/30/2027 (A)	1,729	1,726
VT Topco Inc., 2021 Term Loan, 1st Lien
4.500%, 08/01/2025	214	213

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
William Morris Endeavor Entertainment LLC, Term Loan B-1, 1st Lien
2.840%, VAR LIBOR+2.750%, 05/18/2025	$1,190	$1,157

		22,357

Cable & Satellite Television — 0.1%
Diamond Sports Group LLC, Term Loan, 1st Lien
3.340%, VAR LIBOR+3.250%, 08/24/2026	999	622

Chemicals & Plastics — 1.0%
Cambrex Corporation, Tranche B-2 Dollar Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 12/04/2026 (A)	3,040	3,034
DCG Acquisition Corp., Term Loan B, 1st Lien
4.589%, VAR LIBOR+4.500%, 09/30/2026 (C)	2,777	2,774
LSF11 Skyscraper Holdco S.a.r.l., Facility B3 (USD), 1st Lien
3.500%, 09/29/2027 (A)(C)	695	694
PQ Performance Chemicals, Term Loan, 1st Lien
4.250%, 08/02/2028 (A)	880	879
SCIH Salt Holdings Inc., Incremental Term B-1 Loan, 1st Lien
4.750%, 03/16/2027	542	543
Tekni-Plex Inc., Term Loan, 1st Lien
0.000%, 07/29/2028 (A)	396	395

		8,319

Conglomerates — 0.1%
Conair Holdings LLC, Initial Term Loan, 1st Lien
4.250%, 05/17/2028 (A)	720	719
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
4.500%, VAR LIBOR+3.750%, 10/01/2026	324	324

		1,043

Containers & Glass Products — 2.3%
Anchor Packaging LLC, Initial Term Loan, 1st Lien
4.085%, 07/18/2026 (B)	3,389	3,372
Berlin Packaging LLC, Tranche B-5 Term Loan, 1st Lien
4.250%, 03/11/2028 (A)	2,294	2,277
BWay Holding Company, Initial Term Loan, 1st Lien
3.443%, VAR LIBOR+3.250%, 04/03/2024	36	35
3.354%, VAR LIBOR+3.250%, 04/03/2024 (A)	562	547

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Charter Next Generation Inc., Initial Term Loan (2021), 1st Lien
4.500%, 12/01/2027 (A)	$2,847	$2,846
Pregis TopCo LLC, Initial Term Loan, 1st Lien
4.085%, VAR LIBOR+3.750%, 07/31/2026 (A)	1,614	1,611
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
4.500%, 07/31/2026 (A)	1,091	1,090
Pretium PKG Holdings Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 11/05/2027	1,962	1,961
Pretium PKG Holdings Inc., Initial Term Loan, 2nd Lien
9.000%, 11/06/2028 (B)(C)	221	224
Tank Holding Corp., 2020 Incremental Term Loan, 1st Lien
5.750%, VAR LIBOR+5.000%, 03/26/2026 (A)	1,813	1,811
Tank Holding Corp., 2020 Refinancing Term Loan, 1st Lien
3.586%, VAR LIBOR+3.250%, 03/26/2026	1,247	1,234
Trident TPI Holdings Inc., Tranche B-1 Term Loan, 1st Lien
4.000%, VAR LIBOR+3.000%, 10/17/2024	1,902	1,897

		18,905

Ecological Services & Equipment — 0.3%
Cast & Crew Payroll LLC, Initial Term Loan, 1st Lien
3.835%, VAR LIBOR+3.750%, 02/09/2026	1,496	1,487
Dispatch Acquisition Holdings LLC, Closing Date Term Loan, 1st Lien
5.000%, 03/27/2028	434	433
Esdec Solar Group B.V., Initial Term Loan, 1st Lien
5.750%, 08/30/2028 (A)	329	324

		2,244

Education Services — 0.0%
St. George’s/Medforth, Term B Loan, 1st Lien
0.000%, 06/29/2028 (A)	345	343

Electronics/Electrical — 5.0%
Acuris Finance US Inc., Initial Dollar Term Loan, 1st Lien
4.500%, 02/16/2028	416	416

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Applied Systems Inc., 2021 Term Loan, 2nd Lien
6.250%, 09/19/2025	$1,799	$1,818
Apttus Corporation, Initial Term Loan, 1st Lien
5.000%, 05/08/2028	1,340	1,343
CommerceHub Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/29/2027 (C)	677	677
Delta Topco Inc., Initial Term Loan, 1st Lien
8.000%, VAR LIBOR+7.250%, 12/01/2028	1,675	1,686
ECi Macola/MAX Holding LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 11/09/2027 (A)	1,984	1,980
Epicor Software Corporation, Initial Term Loan, 2nd Lien
8.750%, VAR LIBOR+7.750%, 07/31/2028	436	448
Evercommerce Solutions Inc., Term Loan, 1st Lien
3.750%, 07/06/2028	905	905
Hyland Software Inc., 2018 Refinancing Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 07/01/2024	866	866
Hyland Software Inc., 2021 Refinancing Term Loan, 2nd Lien
7.000%, 07/07/2025	1,981	1,995
Idera Inc., Term Loan, 1st Lien
4.500%, 03/02/2028	2,409	2,399
Idera Inc., Term Loan, 2nd Lien
7.500%, 03/02/2029 (B)	1,060	1,055
Imprivata Inc., Initial Term Loan, 1st Lien
4.000%, 12/01/2027	649	648
Insurity Holdings, Term Loan, 1st Lien
4.085%, VAR LIBOR+4.000%, 07/31/2026 (A)	813	810
ION Trading Finance Limited, Initial Dollar Term Loan (2021), 1st Lien
4.917%, 04/01/2028 (A)	1,845	1,845
Ivanti Software Inc., First Amendment Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 12/01/2027	836	836
Ivanti Software Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 12/01/2027	1,412	1,413
LANDesk Software, Term Loan, 2nd Lien
9.500%, 12/01/2028 (B)	1,130	1,124

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
MA Financeco LLC, Tranche B-4 Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 06/05/2025	$1,545	$1,549
McAfee LLC, Term B USD Loan, 1st Lien
5.750%, 07/27/2028 (A)	2,320	2,313
MH Sub I LLC, 2020 June New Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 09/13/2024	1,402	1,404
MH Sub I LLC, 2021 February New Term Loan, 2nd Lien
6.338%, 02/23/2029	550	558
MH Sub I LLC, Amendment No. 2 Initial Term Loan, 1st Lien
3.585%, VAR LIBOR+3.500%, 09/13/2024	762	757
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/13/2024	668	659
Mitchell International Inc., Amendment No. 2 New Term Loan Facility, 1st Lien
4.750%, VAR LIBOR+4.250%, 11/29/2024	744	744
Mitchell International Inc., Initial Term Loan, 1st Lien
3.335%, VAR LIBOR+3.250%, 11/29/2024	330	326
Netsmart Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/01/2027	1,793	1,795
Particle Luxembourg S.a.r.l., Initial Term Loan, 1st Lien
5.750%, 02/18/2027 (B)	1,329	1,328
Redstone HoldCo 2 LP, Initial Term Loan, 1st Lien
5.500%, 04/27/2028	1,200	1,195
Renaissance Holding Corp., Initial Term Loan, 2nd Lien
7.085%, VAR LIBOR+7.000%, 05/29/2026	1,003	1,003
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
4.000%, 12/17/2027 (A)	1	1
Sophia L.P., Closing Date Loan, 2nd Lien
9.000%, VAR LIBOR+8.000%, 10/09/2028 (C)	1,000	1,023
Sophia L.P., Closing Date Term Loan, 1st Lien
3.897%, VAR LIBOR+3.750%, 10/07/2027	2,535	2,541

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
ThoughtWorks Inc., Incremental Term Loan, 1st Lien
3.500%, 03/24/2028	$802	$799
TIBCO Software Inc., Term B-3 Loan, 1st Lien
3.840%, VAR LIBOR+3.750%, 06/30/2026	723	717

		40,976

Financial Intermediaries — 2.4%
Alchemy Copyrights, LLC, 2020 Term Loan, 1st Lien
3.500%, VAR LIBOR+3.250%, 03/10/2028 (C)	1,324	1,320
Apex Group Treasury Limited, USD Term Loan, 1st Lien
4.250%, 07/23/2028	1,341	1,337
Aruba Investments, Term Loan, 1st Lien
4.750%, 11/24/2027 (B)	508	508
Aruba Investments, Term Loan, 2nd Lien
8.500%, 11/24/2028 (B)	1,467	1,470
AssuredPartners Inc., 2021 Term Loan, 1st Lien
4.000%, 02/12/2027	978	975
Deerfield Dakota Holdings LLC , Initial Dollar Term Loan, 1st Lien
5.250%, VAR LIBOR+3.750%, 04/09/2027	619	619
Edelman Financial Engines Center LLC, Initial Term Loan (2021), 1st Lien
4.500%, 04/07/2028	1,249	1,242
4.250%, 04/07/2028	486	483
HighTower Holding LLC, Delayed Draw Term Loan, 1st Lien
4.000%, 04/21/2028 (A)	45	45
HighTower Holding LLC, Initial Term Loan, 1st Lien
4.750%, 04/21/2028 (A)	936	936
LS Group Opco Acquisition LLC, Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 11/02/2027	1,219	1,217
Madison IAQ LLC, Initial Term Loan, 1st Lien
3.750%, 06/21/2028 (A)	557	554
Mariner Wealth Advisors LLC, Delayed Term Loan, 1st Lien
0.000%, 08/12/2028 (A)	329	327
Mariner Wealth Advisors LLC, Initial Term Loan, 1st Lien
3.750%, 08/12/2028 (A)	987	981
Osmosis Buyer Limited, Initial Term B Loan, 1st Lien
4.500%, 07/31/2028 (A)	2,796	2,794

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Osmosis Buyer Limited, Term Loan, 1st Lien
0.000%, 07/30/2028 (A)	$349	$349
Quirch Foods Holdings LLC, Initial Term Loan, 1st Lien
5.750%, VAR LIBOR+5.250%, 10/27/2027	2,152	2,157
Summer (BC) Bidco B LLC, Additional Facility B2 (USD) Term Loan, 1st Lien
5.250%, 12/04/2026 (A)	1,456	1,452
Valkyr Purchaser LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 11/05/2027	1,070	1,067

		19,833

Food Service — 0.8%
Chobani LLC, 2020 New Term Loan, 1st Lien
4.500%, 10/25/2027 (A)	500	500
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 12/15/2027	1,538	1,536
Simply Good Foods USA Inc., 2019 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR+3.750%, 07/07/2024	2,199	2,204
Sovos Brands Intermediate Inc., Initial Term Loan, 1st Lien
5.000%, 06/08/2028	760	761
Whatabrands LLC, Initial Term B Loan, 1st Lien
3.750%, 08/03/2028 (A)	1,193	1,188
Woof Holdings, Inc., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/21/2027 (A)	88	88

		6,277

Food/Drug Retailers — 0.0%
EG Group Limited, Additional Term Facility (USD), 1st Lien
4.750%, 03/31/2026 (A)	334	333

Health Care — 4.6%
AHP Health Partners Inc., Initial Term Loan, 1st Lien
4.000%, 08/24/2028 (A)	928	929
Air Methods Corporation, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 04/22/2024	2,575	2,529

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Auris Luxembourg III S.a r.l., Facility B2, 1st Lien
3.835%, VAR LIBOR+3.750%, 02/27/2026	$748	$736
Aveanna Healthcare LLC, 2021 Extended Term Loan, 1st Lien
4.250%, 07/17/2028 (A)	614	613
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.835%, VAR LIBOR+3.750%, 10/10/2025	2,357	2,067
0.000%, 10/10/2025 (A)	308	257
Epic Health, Delayed Term Loan, 1st Lien
0.000%, 06/30/2028 (A)	143	143
eResearchTechnology Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR+4.500%, 02/04/2027	2,635	2,642
FC Compassus LLC, Term B-1 Loan, 1st Lien
5.000%, 12/31/2026	886	885
Global Medical Response Inc., 2020 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 10/02/2025	1,233	1,237
Hanger Inc., Term B Loan , 1st Lien
3.585%, VAR LIBOR+3.500%, 03/06/2025	297	295
Jaxx Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 1st Lien
4.000%, 05/05/2028 (A)	945	945
Kindred Healthcare LLC, Closing Date Term Loan, 1st Lien
4.625%, 07/02/2025	725	724
Maravai Intermediate Holdings LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR+4.250%, 10/19/2027	1,608	1,611
MED ParentCo LP, Initial Term Loan, 1st Lien
4.335%, VAR LIBOR+4.250%, 08/31/2026	2,997	2,984
Medline Industries, Bridge Loan, 1st Lien
0.000%, 07/21/2028 (A)	1,038	1,038
Medline Industries, Unsecured Bridge Loan, 1st Lien
0.000%, 07/21/2028 (A)	1,092	1,092
Milano Acquisition Corp., Term B Loan, 1st Lien
4.750%, VAR LIBOR+4.000%, 10/01/2027	3,107	3,115
National Mentor Holdings Inc., Initial Term C Loan, 1st Lien
4.500%, 03/02/2028 (A)	12	12

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
National Mentor Holdings Inc., Initial Term Loan, 1st Lien
4.500%, 03/02/2028 (A)	$373	$372
Navicure Inc., Initial Term Loan, 1st Lien
4.085%, VAR LIBOR+4.000%, 10/22/2026 (A)	1,197	1,193
Option Care Health Inc., Term B Loan, 1st Lien
3.835%, VAR LIBOR+3.750%, 08/06/2026	3,483	3,476
Organon & Co., Dollar Term Commitment Loan, 1st Lien
3.500%, 06/02/2028 (A)	1,500	1,504
Parexal International Corporation, Term Loan, 1st Lien
0.000%, 08/11/2028 (A)	2,280	2,279
PetVet Care Centers LLC, 2021 First Lien Replacement Term Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 02/14/2025	1,964	1,961
Pluto Acquisition I Inc., 2021 Term Loan, 1st Lien
4.121%, 06/22/2026	702	699
Precision Medicine Group LLC, Amendment No. 1 Refinancing Term Loan, 1st Lien
3.750%, 11/18/2027 (A)	3	3
Radnet Management Inc., Initial Term Loan, 1st Lien
3.750%, 04/23/2028	650	647
WCG Purchaser Corp., Initial Term Loan, 1st Lien
5.000%, VAR LIBOR+4.000%, 01/08/2027	1,885	1,888

		37,876

Home Furnishings — 0.2%
Generation Brands LLC, Term Loan, 2nd Lien
0.124%, 07/23/2029	1,570	1,575
TGP Holdings III LLC, Closing Date Term Loan, 1st Lien
4.250%, 06/29/2028 (A)	400	400

		1,975

Industrial Equipment — 2.1%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
4.250%, VAR LIBOR+3.500%, 10/08/2027 (A)	2,426	2,425
CPI Holdco LLC, Term B-1 Loan, 1st Lien
3.835%, 11/04/2026 (B)	1,501	1,497
Groupe Solmax Inc., Initial Term Loan, 1st Lien
5.500%, 05/29/2028 (A)	838	837

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Pro Mach Group Inc., Closing Date Initial Term Loan, 1st Lien
5.000%, 08/31/2028 (A)	$1,415	$1,416
Pro Mach Group Inc., Delayed Term Loan, 1st Lien
0.000%, 08/13/2028 (A)	230	230
Pro Mach Group Inc., Third Amendment Incremental Term Loan, 1st Lien
4.500%, 03/07/2025	1,527	1,528
Restaurant Technologies Inc., Initial Loan, 2nd Lien
6.585%, VAR LIBOR+6.500%, 10/01/2026 (C)	974	968
Standard Industries, Term Loan, 1st Lien
0.000%, 08/06/2028 (A)	1,148	1,144
Star US Bidco LLC, Initial Term Loan, 1st Lien
5.250%, VAR LIBOR+4.250%, 03/17/2027	2,521	2,521
TMK Hawk Parent Corp., Initial Tranche A Loan (Super Senior Priority), 1st Lien
10.500%, 05/30/2024 (B)	721	706
TMK Hawk Parent Corp., Initial Tranche B Loan (Super Senior Priority), 1st Lien
4.500%, VAR LIBOR+3.500%, 08/28/2024	951	836
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR+3.500%, 03/31/2028	2,945	2,923

		17,031

Insurance — 1.8%
Acrisure LLC, 2020 Term Loan, 1st Lien
3.607%, VAR LIBOR+3.500%, 02/15/2027	2,891	2,846
Alliant Holdings Intermediate LLC, 2020 New Term Loan, 1st Lien
4.250%, 11/05/2027 (A)	754	754
AqGen Ascensus Inc., Term Loan, 1st Lien
4.000%, 08/02/2028 (A)	188	187
AqGen Island Holdings Inc., Term Loan, 2nd Lien
0.000%, 08/02/2029 (A)(C)	1,127	1,116
Asurion LLC, New B-3 Term Loan, 2nd Lien
5.335%, VAR LIBOR+5.250%, 01/31/2028 (A)	940	935
Asurion LLC, New B-4 Term Loan, 2nd Lien
5.335%, 01/20/2029	540	537
Asurion LLC, New B-7 Term Loan, 1st Lien
3.085%, VAR LIBOR+3.000%, 11/03/2024	41	40

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Asurion LLC, New B-8 Term Loan, 1st Lien
3.335%, VAR LIBOR+3.250%, 12/23/2026	$706	$693
Asurion LLC, New B-9 Term Loan, 1st Lien
3.335%, VAR LIBOR+3.250%, 07/31/2027	1,032	1,012
Cross Financial Corp., Term B-1 Loan, 1st Lien
4.750%, 09/15/2027	1,430	1,431
Hyperion Insurance Group, Term Loan B, 1st Lien
4.000%, 11/12/2027 (A)	1,003	999
NFP Corp., Closing Date Term Loan, 1st Lien
3.335%, 02/15/2027 (A)	776	763
OneDigital Borrower LLC, Initial Term Loan, 1st Lien
5.250%, 11/16/2027	2,039	2,041
USI Inc., 2021 New Term Loan, 1st Lien
3.397%, VAR LIBOR+3.250%, 12/02/2026	1,724	1,705

		15,059

Leisure Goods/Activities/Movies — 1.6%
Alterra Mountain Company, Series B-2 Term Loan, 1st Lien
4.000%, 08/17/2028 (A)	1,587	1,578
Enterprise Development Authority, Term B Loan, 1st Lien
5.000%, 02/28/2028 (B)(C)	2,110	2,112
Equinox Holdings Inc., Incremental Term B-1 Loan, 1st Lien
4.000%, 03/08/2024 (B)	2,517	2,301
Equinox Holdings Inc., Term B-2 Loan, 1st Lien
10.000%, VAR LIBOR+9.000%, 03/08/2024	757	756
Great Canadian Gaming, Term Loan B, 1st Lien
0.000%, 11/01/2026 (A)	718	720
Hoya Midco LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.500%, 06/30/2024	1,901	1,889
Life Time Inc., 2021 Refinancing Term Loan, 1st Lien
5.750%, VAR LIBOR+4.750%, 12/16/2024	1,720	1,710
MSG National Properties LLC, Term Loan, 1st Lien
7.000%, 12/31/2049 (C)	567	581
Traeger Grills, Delayed Term Loan, 1st Lien
0.000%, 06/29/2028 (A)	12	12

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
UFC Holdings LLC, Term B-3 Loan, 1st Lien
3.500%, VAR LIBOR+3.000%, 04/29/2026	$1	$1
United PF Holdings LLC, Initial Term Loan, 1st Lien
4.147%, VAR LIBOR+4.000%, 12/30/2026	1,249	1,195

		12,855

Oil & Gas — 0.4%
CQP Holdco LP, Initial Term Loan, 1st Lien
4.250%, 06/05/2028 (A)(C)	1,786	1,772
Woodford Express LLC, Term Loan B, 1st Lien
6.000%, VAR LIBOR+5.000%, 01/27/2025 (A)	1,446	1,398

		3,170

Publishing — 0.1%
Clear Channel Outdoor Holdings Inc., Term B Loan, 1st Lien
3.629%, VAR LIBOR+3.500%, 08/21/2026	818	798
3.607%, VAR LIBOR+3.500%, 08/21/2026	2	2
Thomson Learning, Term B Loan, 1st Lien
5.750%, 07/14/2026	3	3

		803

Retailers (Except Food & Drug) — 0.8%
Bass Pro Group LLC, Term Loan B, 1st Lien
5.000%, 03/06/2028	2,011	2,018
LBM Acquisition LLC, Amendment No. 1 Term Loan, 1st Lien
4.500%, 12/17/2027 (A)	193	190
LBM Acquisition LLC, Delayed Term Loan, 1st Lien
3.750%, 12/17/2027 (A)	253	249
LBM Acquisition LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR+3.750%, 12/17/2027	1,134	1,117
Learning Care Group (US) No. 2 Inc., 2020 Incremental Term Loan, 1st Lien
9.500%, VAR LIBOR+8.500%, 03/13/2025	520	520
Learning Care Group (US) No. 2 Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR+3.250%, 03/13/2025	254	248
Mister Car Wash Holdings Inc., Initial Term Loan, 1st Lien
3.088%, 05/14/2026 (B)	530	526

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
New Trojan Parent Inc., Initial Term Loan, 1st Lien
3.750%, VAR LIBOR+3.750%, 01/06/2028	$709	$704
Sweetwater Borrower LLC, Initial Term Loan, 1st Lien
5.500%, 08/07/2028 (A)	861	855

		6,427

Software & Service — 0.4%
Proofpoint Inc., Term Loan, 1st Lien
0.000%, 06/09/2028 (A)	727	722
Proofpoint Inc., Term Loan, 2nd Lien
0.000%, 06/08/2029 (A)	659	668
Realpage Inc, Term Loan, 1st Lien
3.750%, 04/24/2028 (A)	530	527
Shutterfly, Delayed Term Loan, 1st Lien
0.000%, 09/25/2026 (A)	336	335
Shutterfly, Term Loan, 1st Lien
5.750%, 09/25/2026 (A)	1,389	1,385

		3,637

Surface Transport — 0.5%
FCG Acquisitions Inc., Delayed Draw Term Loan, 1st Lien
4.250%, 03/31/2028 (A)	168	167
FCG Acquisitions Inc., Initial Term Loan, 1st Lien
4.250%, 03/31/2028 (A)	1,360	1,351
FCG Acquisitions Inc., Initial Term Loan, 2nd Lien
4.250%, 03/30/2029 (C)	780	778
First Student Bidco Inc., Initial Term B Loan, 1st Lien
3.500%, 07/21/2028 (A)	1,449	1,437

		3,733

Telecommunicatiions — 0.1%
Verizon/Yahoo, Term Loan, 1st Lien
0.000%, 07/21/2027 (A)	685	678

Telecommunications — 1.5%
Castle US Holding Corporation, Incremental Term B Loan, 1st Lien
4.750%, 01/29/2027 (A)	913	905
Consolidated Communications Inc., Term B-1 Loan, 1st Lien
4.250%, 10/02/2027 (A)	1,064	1,064
DEI Sales Inc., Initial Term Loan, 1st Lien
6.250%, 04/28/2028 (C)	1,080	1,069
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan (2020), 1st Lien
4.750%, VAR LIBOR+4.000%, 12/01/2027	2,835	2,840

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Intelsat Jackson Holdings S.A., DIP Facility, 1st Lien
6.500%, VAR LIBOR+5.500%, 07/13/2022	$235	$236
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan, 1st Lien
8.000%, VAR Prime Rate by Country+4.750%, 11/27/2023	1,953	1,981
Intelsat Jackson Holdings S.A., Tranche B-4 Term Loan, 1st Lien
8.750%, VAR Prime Rate by Country+5.500%, 01/02/2024	355	361
Lumos Networks, Term Loan B, 1st Lien
5.000%, VAR LIBOR+4.000%, 11/17/2024	369	369
Lumos Networks, Term Loan, 1st Lien
0.000%, 08/23/2028 (A)	675	641
Sorenson Communications LLC, 2021 Term Loan, 1st Lien
6.250%, 03/17/2026 (A)(B)	1,913	1,924
VC GB Holdings I Corp, Initial Term Loan, 1st Lien
4.000%, 07/21/2028	940	937

		12,327

Utilities — 0.1%
Astoria Energy LLC, Term B Advance (2020), 1st Lien
4.500%, VAR LIBOR+3.500%, 12/10/2027	897	895
Centuri Group Inc., Term B Loan, 1st Lien
0.000%, 08/19/2028 (A)	76	76

		971

Total Loan Participations (Cost $268,271) ($ Thousands)		269,282

MORTGAGE-BACKED SECURITIES — 31.6%

Agency Mortgage-Backed Obligations — 2.1%
FHLMC ARM
2.887%, VAR ICE LIBOR USD 12 Month+2.470%, 03/01/2036	686	734
2.303%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.250%, 06/01/2035	469	502
FHLMC CMO, Ser 2007-3311, Cl FN
0.396%, VAR ICE LIBOR USD 1 Month+0.300%, 05/15/2037	290	290
FHLMC CMO, Ser 2017-4734, IO
4.000%, 12/15/2047	14	2

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-5008, Cl IE, IO
2.000%, 09/25/2050	$10	$1
FHLMC CMO, Ser 2020-5052, IO
3.500%, 12/25/2050	48	7
FHLMC CMO, Ser 2020-5052, Cl KI, IO
4.000%, 12/25/2050	80	12
FHLMC CMO, Ser 2021-5072, Cl QI, IO
3.500%, 10/25/2050	24	4
FHLMC CMO, Ser 2021-5072, Cl IQ, IO
3.500%, 10/25/2050	16	3
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K018, Cl X1, IO 1.367%, 01/25/2022 (B)	11,028	3
FHLMC Multifamily Structured Pass-Through
Certificates, Ser K028, Cl X1, IO 0.353%, 02/25/2023 (B)	138,210	403
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	137	153
FNMA
6.000%, 09/01/2039 to 04/01/2040	314	371
3.000%, 05/01/2022 to 12/01/2030	520	551
FNMA ARM
2.485%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.332%, 04/01/2034	294	312
2.313%, VAR ICE LIBOR USD 12 Month+1.873%, 10/01/2033	145	153
2.306%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.184%, 07/01/2036	525	558
2.301%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.205%, 05/01/2035	162	173
2.274%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.193%, 10/01/2024	12	13
2.270%, VAR ICE LIBOR USD 12 Month+1.770%, 10/01/2033	173	174
2.262%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.247%, 08/01/2034	647	693
2.255%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.141%, 10/01/2033	342	355
2.182%, VAR ICE LIBOR USD 12 Month+1.777%, 09/01/2034	427	430
2.175%, VAR ICE LIBOR USD 12 Month+1.800%, 05/01/2034	179	187
2.080%, VAR ICE LIBOR USD 12 Month+1.557%, 06/01/2035	44	45
2.033%, VAR ICE LIBOR USD 12 Month+1.490%, 10/01/2035	368	386

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
1.915%, VAR ICE LIBOR USD 12 Month+1.665%, 04/01/2033	$109	$110
1.889%, VAR ICE LIBOR USD 12 Month+1.565%, 05/01/2037	373	392
1.803%, VAR ICE LIBOR USD 12 Month+1.601%, 06/01/2035	109	109
1.744%, VAR ICE LIBOR USD 6 Month+1.580%, 07/01/2034	120	125
1.668%, VAR ICE LIBOR USD 6 Month+1.433%, 03/01/2035	284	294
FNMA CMO, Ser 2011-63, Cl FG
0.534%, VAR ICE LIBOR USD 1 Month+0.450%, 07/25/2041	540	550
FNMA CMO, Ser 2012-112, Cl BI, IO
3.000%, 09/25/2031	378	10
FNMA CMO, Ser 2012-136, Cl DC
1.750%, 09/25/2041	149	151
FNMA CMO, Ser 2012-137, Cl UE
1.750%, 09/25/2041	186	190
FNMA CMO, Ser 2015-46, Cl BA
3.000%, 05/25/2041	71	71
FNMA CMO, Ser 2020-75, Cl LI, IO
2.500%, 11/25/2050	14	2
FNMA CMO, Ser 2020-97, Cl EI, IO
2.000%, 01/25/2051	14	2
FNMA CMO, Ser 2021-1, Cl IM, IO
2.000%, 02/25/2051	19	2
FNMA CMO, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	18	2
FNMA CMO, Ser 2021-3, Cl KI, IO
2.500%, 02/25/2051	24	3
FNMA CMO, Ser 2021-8, Cl EI, IO
3.500%, 03/25/2051	13	2
FNMA CMO, Ser 2021-8, Cl GI, IO
3.000%, 03/25/2051	11	2
FNMA STRIPS CMO, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (B)	19	2
FNMA, Ser 2017-M13, Cl FA
0.484%, VAR ICE LIBOR USD 1 Month+0.400%, 10/25/2024	82	82
FREMF Mortgage Trust, Ser 2013-K28, Cl C
3.609%, 06/25/2046 (B)(D)	1,460	1,515
FREMF Mortgage Trust, Ser 2015-K718, Cl B
3.653%, 02/25/2048 (B)(D)	1,500	1,514
GNMA ARM
1.792%, VAR ICE LIBOR USD 1 Month+1.693%, 12/20/2060	1,072	1,113
1.450%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.410%, 09/20/2060 to 11/20/2060	993	1,020

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
1.136%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.125%, 11/20/2060	$1,193	$1,223
1.096%, VAR ICE LIBOR USD 1 Month+1.040%, 12/20/2060	1,502	1,541
GNMA CMO, Ser 2020-134, Cl IL, IO
2.500%, 09/20/2050	21	2
GNMA CMO, Ser 2020-146, Cl EI, IO
2.500%, 10/20/2050	17	2
GNMA CMO, Ser 2020-167, Cl IW, IO
2.000%, 11/20/2050	3	–
GNMA CMO, Ser 2020-167, Cl IA, IO
2.500%, 11/20/2050	13	1
GNMA CMO, Ser 2020-173, Cl MI, IO
2.500%, 11/20/2050	23	3
GNMA CMO, Ser 2021-1, Cl AI, IO
2.000%, 01/20/2051	1	–
GNMA CMO, Ser 2021-1, Cl PI, IO
2.500%, 12/20/2050	1	–
GNMA CMO, Ser 2021-23, Cl IA, IO
2.500%, 02/20/2051	6	1
GNMA CMO, Ser 2021-23, Cl KI, IO
3.000%, 02/20/2051	16	2
GNMA CMO, Ser 2021-9, Cl MI, IO
2.500%, 01/20/2051	10	1
GNMA, Ser 2015-171, IO
0.825%, 11/16/2055 (B)	12,111	487
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10
2.060%, 01/15/2022	391	393

		17,434

Non-Agency Mortgage-Backed Obligations — 29.5%
280 Park Avenue Mortgage Trust, Ser 2017- 280P, Cl D
1.632%, VAR ICE LIBOR USD 1 Month+1.537%, 09/15/2034 (D)	3,000	2,996
Adjustable Rate Mortgage Trust, Ser 2005- 1, Cl 5M1
1.134%, VAR ICE LIBOR USD 1 Month+1.050%, 05/25/2035	2,381	2,361
American Home Mortgage Investment Trust, Ser 2005-2, Cl 4A1
1.654%, VAR ICE LIBOR USD 6 Month+1.500%, 09/25/2045	122	122
Angel Oak Mortgage Trust I LLC, Ser 2018- 3, Cl A1
3.649%, 09/25/2048 (B)(D)	41	41
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1
3.920%, 11/25/2048 (B)(D)	216	218

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1
2.993%, 07/26/2049 (B)(D)	$77	$78
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (B)(D)	116	117
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1
2.466%, 12/25/2059 (B)(D)	36	36
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065 (B)(D)	171	174
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1
1.691%, 04/25/2065 (B)(D)	228	230
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1
1.469%, 06/25/2065 (B)(D)	103	104
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1
0.990%, 04/25/2053 (B)(D)	170	170
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1
0.909%, 01/25/2066 (B)(D)	395	393
Angel Oak Mortgage Trust, Ser 2021-2, Cl A1
0.985%, 04/25/2066 (B)(D)	1,725	1,731
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1
1.068%, 05/25/2066 (B)(D)	275	276
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1
0.951%, 07/25/2066 (B)(D)	495	495
Arroyo Mortgage Trust, Ser 2019-1, Cl A1
3.805%, 01/25/2049 (B)(D)	1,023	1,041
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048 (B)(D)	69	70
Arroyo Mortgage Trust, Ser 2021-1R, Cl A1
1.175%, 10/25/2048 (B)(D)	1,809	1,810
Banc of America Funding, Ser 2005-F, Cl 4A1
2.607%, 09/20/2035 (B)	39	37
Banc of America Funding, Ser 2006-D, Cl 3A1
2.922%, 05/20/2036 (B)	36	38
Banc of America Funding, Ser 2006-I, Cl 1A1
2.237%, 12/20/2036 (B)	1,584	1,642
Banc of America Mortgage Trust, Ser 2003- K, Cl 2A1
2.762%, 12/25/2033 (B)	638	644
Banc of America Mortgage Trust, Ser 2004- A, Cl 2A2
2.459%, 02/25/2034 (B)	677	691

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Trust, Ser 2004- D, Cl 2A1
2.539%, 05/25/2034 (B)	$282	$291
Banc of America Mortgage Trust, Ser 2005- A, Cl 2A1
2.621%, 02/25/2035 (B)	15	16
BANK, Ser 2018-BN12, Cl A2
4.074%, 05/15/2061	600	629
Bayview Commercial Asset Trust, Ser 2003- 2, Cl A
0.954%, VAR ICE LIBOR USD 1 Month+0.870%, 12/25/2033 (D)	555	551
Bayview Commercial Asset Trust, Ser 2004- 1, Cl A
0.624%, VAR ICE LIBOR USD 1 Month+0.540%, 04/25/2034 (D)	2,066	2,066
Bayview Commercial Asset Trust, Ser 2004- 3, Cl M2
1.584%, VAR ICE LIBOR USD 1 Month+1.500%, 01/25/2035 (D)	135	136
Bayview Commercial Asset Trust, Ser 2004- 3, Cl A1
0.639%, VAR ICE LIBOR USD 1 Month+0.555%, 01/25/2035 (D)	1,732	1,719
Bayview Commercial Asset Trust, Ser 2005- 3A, Cl M5
1.044%, VAR ICE LIBOR USD 1 Month+0.960%, 11/25/2035 (D)	633	601
Bayview Commercial Asset Trust, Ser 2006- 2A, Cl A1
0.429%, VAR ICE LIBOR USD 1 Month+0.345%, 07/25/2036 (D)	639	614
Bayview Commercial Asset Trust, Ser 2006- 4A, Cl A1
0.429%, VAR ICE LIBOR USD 1 Month+0.345%, 12/25/2036 (D)	425	411
BBCMS Mortgage Trust, Ser 2017-DELC, Cl B
1.126%, VAR ICE LIBOR USD 1 Month+1.030%, 08/15/2036 (D)	5,000	4,994
BBCMS Mortgage Trust, Ser 2018-TALL, Cl C
1.217%, VAR ICE LIBOR USD 1 Month+1.121%, 03/15/2037 (D)	3,000	2,932
Bear Stearns Alt-A Trust, Ser 2003-5, Cl 2A1
2.598%, 12/25/2033 (B)	828	856
Bear Stearns Alt-A Trust, Ser 2004-7, Cl 2A1
2.504%, 08/25/2034 (B)	1,265	1,320
Bear Stearns ARM Trust, Ser 2003-8, Cl 4A1
2.574%, 01/25/2034 (B)	1,775	1,834
Bear Stearns ARM Trust, Ser 2004-1, Cl 21A1
2.106%, 04/25/2034 (B)	231	233
Bear Stearns ARM Trust, Ser 2004-2, Cl 12A2
2.545%, 05/25/2034 (B)	911	876

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns ARM Trust, Ser 2004-3, Cl 2A
2.650%, 07/25/2034 (B)	$825	$844
Bear Stearns ARM Trust, Ser 2004-5, Cl 2A
2.898%, 07/25/2034 (B)	851	879
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AM
5.513%, 01/12/2045 (B)	555	551
Bellemeade Re, Ser 2018-3A, Cl M1B
1.934%, VAR ICE LIBOR USD 1 Month+1.850%, 10/25/2028 (D)	1,637	1,639
Bellemeade Re, Ser 2019-2A, Cl M1B
1.534%, VAR ICE LIBOR USD 1 Month+1.450%, 04/25/2029 (D)	490	490
Bellemeade Re, Ser 2019-3A, Cl M1A
1.184%, VAR ICE LIBOR USD 1 Month+1.100%, 07/25/2029 (D)	606	606
Bellemeade Re, Ser 2019-3A, Cl M1B
1.684%, VAR ICE LIBOR USD 1 Month+1.600%, 07/25/2029 (D)	3,000	3,008
Bellemeade Re, Ser 2021-1A, Cl M1A
1.800%, VAR SOFR30A+1.750%, 03/25/2031 (D)	500	503
Bellemeade Re, Ser 2021-2A, Cl M1A
1.250%, VAR SOFR30A+1.200%, 06/25/2031 (D)	800	801
BFLD Trust, Ser 2020-OBRK, Cl A
2.146%, VAR ICE LIBOR USD 1 Month+2.050%, 11/15/2028 (D)	240	243
BRAVO Residential Funding Trust, Ser 2019- 1, Cl A1C
3.500%, 03/25/2058 (D)	996	1,017
BRAVO Residential Funding Trust, Ser 2019- NQM2, Cl A1
2.748%, 11/25/2059 (B)(D)	807	813
BRAVO Residential Funding Trust, Ser 2020- NQM1, Cl A1
1.449%, 05/25/2060 (B)(D)	143	144
BRAVO Residential Funding Trust, Ser 2021- HE1, Cl A1
0.800%, VAR SOFR30A+0.750%, 01/25/2070 (D)	3,190	3,190
BRAVO Residential Funding Trust, Ser 2021- HE2, Cl A3
1.100%, VAR SOFR30A+1.050%, 11/25/2069 (D)	1,803	1,803
BRAVO Residential Funding Trust, Ser 2021- NQM1, Cl A1
0.941%, 02/25/2049 (B)(D)	144	144
BRAVO Residential Funding Trust, Ser 2021- NQM2, Cl A1
0.970%, 03/25/2060 (B)(D)	231	231

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055 (B)(D)	$94	$95
BWay Mortgage Trust, Ser 2013-1515, Cl A1
2.809%, 03/10/2033 (D)	139	144
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl A
0.767%, VAR ICE LIBOR USD 1 Month+0.671%, 03/15/2037 (D)	1,000	1,000
BX Commercial Mortgage Trust, Ser 2018- BIOA, Cl D
1.417%, VAR ICE LIBOR USD 1 Month+1.321%, 03/15/2037 (D)	2,000	2,002
BX Commercial Mortgage Trust, Ser 2018- IND, Cl D
1.396%, VAR ICE LIBOR USD 1 Month+1.300%, 11/15/2035 (D)	700	701
BX Commercial Mortgage Trust, Ser 2018- IND, Cl A
0.846%, VAR ICE LIBOR USD 1 Month+0.750%, 11/15/2035 (D)	357	357
BX Commercial Mortgage Trust, Ser 2019- XL, Cl A
1.016%, VAR ICE LIBOR USD 1 Month+0.920%, 10/15/2036 (D)	268	268
BX Commercial Mortgage Trust, Ser 2019- XL, Cl E
1.896%, VAR ICE LIBOR USD 1 Month+1.800%, 10/15/2036 (D)	1,117	1,119
BX Commercial Mortgage Trust, Ser 2020- BXLP, Cl A
0.896%, VAR ICE LIBOR USD 1 Month+0.800%, 12/15/2036 (D)	943	944
BX Commercial Mortgage Trust, Ser 2020- BXLP, Cl E
1.696%, VAR ICE LIBOR USD 1 Month+1.600%, 12/15/2036 (D)	1,886	1,888
BX Commercial Mortgage Trust, Ser 2020- VKNG, Cl C
1.496%, VAR ICE LIBOR USD 1 Month+1.400%, 10/15/2037 (D)	1,000	1,000
BX Commercial Mortgage Trust, Ser 2021- SOAR, Cl D
1.496%, VAR ICE LIBOR USD 1 Month+1.400%, 06/15/2038 (D)	1,500	1,502
BX Commercial Mortgage Trust, Ser 2021- VINO, Cl A
0.748%, VAR ICE LIBOR USD 1 Month+0.652%, 05/15/2038 (D)	240	240
BX, Ser 2021-MFM1, Cl C
1.296%, VAR ICE LIBOR USD 1 Month+1.200%, 01/15/2034 (D)	1,000	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BXHPP Trust, Ser 2021-FILM, Cl C
1.196%, VAR ICE LIBOR USD 1 Month+1.100%, 08/15/2036 (D)	$2,530	$2,534
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl B
1.346%, VAR ICE LIBOR USD 1 Month+1.250%, 12/15/2037 (D)	3,000	3,006
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl E
2.246%, VAR ICE LIBOR USD 1 Month+2.150%, 12/15/2037 (D)	2,000	2,004
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.166%, VAR ICE LIBOR USD 1 Month+1.070%, 12/15/2037 (D)	2,795	2,800
Chase Mortgage Finance Trust, Ser 2007- A1, Cl 7A1
2.795%, 02/25/2037 (B)	306	314
Chase Mortgage Finance Trust, Ser 2007- A2, Cl 2A3
2.517%, 06/25/2035 (B)	419	426
CHL Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	6	1
CHT Mortgage Trust, Ser 2017-CSMO, Cl B
1.496%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2036 (D)	2,000	2,002
CIM Trust, Ser 2017-7, Cl A
3.000%, 04/25/2057 (B)(D)	286	290
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl C
6.517%, 03/15/2049 (B)	130	129
Citigroup Commercial Mortgage Trust, Ser 2018-TBR, Cl A
0.926%, VAR ICE LIBOR USD 1 Month+0.830%, 12/15/2036 (D)	4,000	3,998
Citigroup Mortgage Loan Trust, Ser 2007- AR5, Cl 1A2A
3.077%, 04/25/2037 (B)	10	10
Citigroup Mortgage Loan Trust, Ser 2019- IMC1, Cl A1
2.720%, 07/25/2049 (B)(D)	32	32
Cold Storage Trust, Ser 2020-ICE5, Cl D
2.196%, VAR ICE LIBOR USD 1 Month+2.100%, 11/15/2037 (D)	1,474	1,487
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064 (B)(D)	230	230
COLT Mortgage Loan Trust, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (B)(D)	33	33
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1
1.255%, 09/25/2065 (B)(D)	163	164

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1
1.853%, 03/25/2065 (B)(D)	$487	$489
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065 (B)(D)	107	107
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065 (B)(D)	79	79
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066 (B)(D)	192	192
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066 (B)(D)	3,245	3,241
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054 (D)	145	145
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1
0.857%, 05/25/2065 (B)(D)	250	250
COMM Mortgage Trust, Ser 2013-300P, Cl E
4.540%, 08/10/2030 (B)(D)	800	809
COMM Mortgage Trust, Ser 2013-CR10, Cl XA, IO
0.875%, 08/10/2046 (B)	30,670	375
COMM Mortgage Trust, Ser 2014-CR14, Cl XA, IO
0.706%, 02/10/2047 (B)	25,519	301
COMM Mortgage Trust, Ser 2014-CR15, Cl D
4.863%, 02/10/2047 (B)(D)	700	728
COMM Mortgage Trust, Ser 2019-WCM, Cl A
0.996%, VAR ICE LIBOR USD 1 Month+0.900%, 10/15/2034 (D)	1,373	1,374
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	32	32
Credit Suisse First Boston Mortgage Securities, Ser 2005-5, Cl 3A2
0.384%, VAR ICE LIBOR USD 1 Month+0.300%, 07/25/2035	800	788
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1
1.101%, 05/25/2066 (B)(D)	307	307
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2004-AR5, Cl 6A1
2.366%, 06/25/2034 (B)	1,590	1,670
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056 (B)(D)	210	209
CSMC, Ser 2021-NQM1, Cl A1
0.809%, 05/25/2065 (B)(D)	267	267
CSMC, Ser 2021-NQM3, Cl A1
1.015%, 04/25/2066 (B)(D)	410	410

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
DBCG Mortgage Trust, Ser 2017-BBG, Cl C
1.100%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2034 (D)	$1,100	$1,093
DBGS Mortgage Trust, Ser 2018-BIOD, Cl A
0.899%, VAR ICE LIBOR USD 1 Month+0.803%, 05/15/2035 (D)	2,784	2,788
DBWF Mortgage Trust, Ser 2018-AMXP, Cl D
3.917%, 05/05/2035 (B)(D)	500	504
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1
2.791%, 10/25/2059 (B)(D)	80	80
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1
1.692%, 05/25/2065 (D)	91	91
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065 (B)(D)	108	108
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A3
1.260%, 04/25/2066 (B)(D)	949	948
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066 (B)(D)	95	95
Eagle Re, Ser 2020-1, Cl M1A
0.984%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2030 (D)	1,500	1,494
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A2
2.892%, 11/25/2059 (B)(D)	968	983
Ellington Financial Mortgage Trust, Ser 2020-1, Cl A1
2.006%, 05/25/2065 (B)(D)	610	614
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065 (B)(D)	1,265	1,267
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066 (B)(D)	1,601	1,598
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066 (B)(D)	139	139
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl M1
1.350%, VAR SOFR30A+1.300%, 10/25/2050 (D)	57	57
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl M1
0.950%, VAR SOFR30A+0.900%, 12/25/2050 (D)	603	603
FHLMC STACR REMIC Trust, Ser 2021-DNA1, Cl M1
0.700%, VAR SOFR30A+0.650%, 01/25/2051 (D)	1,438	1,438

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR REMIC Trust, Ser 2021-DNA3, Cl M1
0.800%, VAR SOFR30A+0.750%, 10/25/2033 (D)	$1,500	$1,502
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
1.700%, VAR SOFR30A+1.650%, 01/25/2034 (D)	250	252
FHLMC STACR REMIC Trust, Ser 2021-HQA2, Cl M1
0.750%, VAR SOFR30A+0.700%, 12/25/2033 (D)	1,000	1,000
FHLMC STACR Trust, Ser 2018-DNA2, Cl M2AS
1.034%, VAR ICE LIBOR USD 1 Month+0.950%, 12/25/2030 (D)	3,000	2,994
FHLMC STACR Trust, Ser 2019-FTR2, Cl M1
1.034%, VAR ICE LIBOR USD 1 Month+0.950%, 11/25/2048 (D)	1,266	1,266
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3
4.784%, VAR ICE LIBOR USD 1 Month+4.700%, 04/25/2028	415	427
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2018-HQA1, Cl M2
2.384%, VAR ICE LIBOR USD 1 Month+2.300%, 09/25/2030	1,158	1,173
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2020-HQA5, Cl M1
1.150%, VAR SOFR30A+1.100%, 11/25/2050 (D)	778	778
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA2, Cl M1
0.850%, VAR SOFR30A+0.800%, 08/25/2033 (D)	700	701
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
5.984%, VAR ICE LIBOR USD 1 Month+5.900%, 10/25/2028	242	254
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2
0.934%, VAR ICE LIBOR USD 1 Month+0.850%, 10/25/2030	65	65
GCAT Trust, Ser 2020-NQM2, Cl A1
1.555%, 04/25/2065 (D)	117	118
GCAT Trust, Ser 2021-CM1, Cl A
1.469%, 04/25/2065 (B)(D)	421	420
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066 (B)(D)	1,788	1,786
GCAT Trust, Ser 2021-NQM3, Cl A1
1.091%, 05/25/2066 (B)(D)	246	246

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2011- GC3, Cl X, IO
0.291%, 03/10/2044 (D)	$4,002	$–
GS Mortgage Securities Trust, Ser 2012-ALOHA, Cl D
4.267%, 04/10/2034 (B)(D)	1,000	1,003
GS Mortgage Securities Trust, Ser 2020- DUNE, Cl B
1.446%, VAR ICE LIBOR USD 1 Month+1.350%, 12/15/2036 (D)	500	501
GS Mortgage Securities Trust, Ser 2020- DUNE, Cl E
2.596%, VAR ICE LIBOR USD 1 Month+2.500%, 12/15/2036 (D)	400	389
GS Mortgage-Backed Securities Trust, Ser 2021-NQM1, Cl A2
1.275%, 07/25/2061 (B)(D)	1,628	1,629
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.707%, 01/25/2035 (B)	49	49
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.930%, 04/25/2035 (B)	256	257
HarborView Mortgage Loan Trust, Ser 2004-6, Cl 4A
2.545%, 08/19/2034 (B)	1,074	1,155
Hilton Orlando Trust, Ser 2018-ORL, Cl B
1.296%, VAR ICE LIBOR USD 1 Month+1.200%, 12/15/2034 (D)	2,900	2,900
Home RE, Ser 2021-2, Cl M1A
1.300%, VAR SOFR30A+1.250%, 01/25/2034 (D)	3,000	3,003
Impac CMB Trust, Ser 2004-6, Cl 1A2
0.864%, VAR ICE LIBOR USD 1 Month+0.780%, 10/25/2034	980	995
Imperial Fund Mortgage Trust, Ser 2021- NQM1, Cl A1
1.071%, 06/25/2056 (B)(D)	326	326
Imperial Fund Mortgage Trust, Ser 2021- NQM2, Cl A1
1.073%, 09/25/2056 (B)(D)	210	210
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CIBC15, Cl AM
5.855%, 06/12/2043 (B)	49	50
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-MFP, Cl B
1.256%, VAR ICE LIBOR USD 1 Month+1.160%, 07/15/2036 (D)	2,000	1,999
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-NNN, Cl XAFX, IO
1.876%, 01/16/2037 (B)(D)	12,500	669

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 6A2
2.694%, 06/25/2035 (B)	$307	$315
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 4A2
2.387%, 07/25/2035 (B)	649	661
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.426%, 11/25/2033 (B)	131	133
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
2.747%, 07/25/2035 (B)	762	792
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 5A2
2.535%, 07/25/2035 (B)	485	496
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 4A2
2.306%, 07/25/2035 (B)	1	1
JPMorgan Mortgage Trust, Ser 2007-A4, Cl 1A1
3.224%, 06/25/2037 (B)	35	31
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
0.834%, VAR ICE LIBOR USD 1 Month+0.750%, 04/25/2046 (D)	129	129
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A
0.896%, VAR ICE LIBOR USD 1 Month+0.800%, 05/15/2036 (D)	150	150
Life Mortgage Trust, Ser 2021-BMR, Cl D
1.496%, VAR ICE LIBOR USD 1 Month+1.400%, 03/15/2038 (D)	1,000	1,001
Life Mortgage Trust, Ser 2021-BMR, Cl E
1.846%, VAR ICE LIBOR USD 1 Month+1.750%, 03/15/2038 (D)	1,250	1,251
LSTAR Securities Investment, Ser 2019-4, Cl A1
2.586%, VAR ICE LIBOR USD 1 Month+2.500%, 05/01/2024 (D)	253	249
MASTR Adjustable Rate Mortgages Trust, Ser 2005-6, Cl 5A1
2.626%, 07/25/2035 (B)	24	23
MASTR Alternative Loan Trust, Ser 2003-5, Cl 4A1
5.500%, 07/25/2033	977	1,014
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029 (B)	147	150
Merit, Ser 2020-HILL, Cl A
1.246%, VAR ICE LIBOR USD 1 Month+1.150%, 08/15/2037 (D)	503	504

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2003-E, Cl A1
0.704%, VAR ICE LIBOR USD 1 Month+0.620%, 10/25/2028	$511	$518
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.080%, 12/25/2034 (B)	753	766
Merrill Lynch Mortgage Investors Trust, Ser 2005-A, Cl A1
0.544%, VAR ICE LIBOR USD 1 Month+0.460%, 03/25/2030	941	940
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A5
2.819%, 02/25/2035 (B)	380	385
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A3
2.819%, 02/25/2035 (B)	512	518
Merrill Lynch Mortgage Investors Trust, Ser 2005-A2, Cl A2
2.819%, 02/25/2035 (B)	1,851	1,877
Merrill Lynch Mortgage Investors Trust, Ser 2005-A4, Cl 1A
2.577%, 07/25/2035 (B)	289	192
Merrill Lynch Mortgage Investors Trust, Ser 2007-1, Cl 2A1
2.469%, 01/25/2037 (B)	1,636	1,611
MFA Trust, Ser 2020-NQM1, Cl A1
1.479%, 03/25/2065	1,282	1,290
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065 (B)(D)	103	103
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056 (B)(D)	189	189
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065 (B)(D)	1,758	1,761
MFRA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064 (B)(D)	2,193	2,191
MHC Commercial Mortgage Trust, Ser 2021- MHC, Cl D
1.697%, VAR ICE LIBOR USD 1 Month+1.601%, 04/15/2038 (D)	1,500	1,505
MHP, Ser 2021-STOR, Cl A
0.796%, VAR ICE LIBOR USD 1 Month+0.700%, 07/15/2038 (D)	105	105
Mill City Mortgage Loan Trust, Ser 2021- NMR1, Cl A1
1.125%, 11/25/2060 (B)(D)	149	150
Morgan Stanley Capital I Trust, Ser 2007- T27, Cl AJ
6.215%, 06/11/2042 (B)	1,500	1,530
Morgan Stanley Capital I Trust, Ser 2017- CLS, Cl D
1.493%, VAR ICE LIBOR USD 1 Month+1.400%, 11/15/2034 (D)	3,400	3,403

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2018- SUN, Cl A
0.996%, VAR ICE LIBOR USD 1 Month+0.900%, 07/15/2035 (D)	$3,000	$2,999
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
3.541%, 11/25/2034 (B)	683	705
Morgan Stanley Mortgage Loan Trust, Ser 2004-5AR, Cl 3A1
2.282%, 07/25/2034 (B)	385	397
Morgan Stanley Mortgage Loan Trust, Ser 2004-8AR, Cl 4A2
2.425%, 10/25/2034 (B)	1,012	1,041
MortgageIT Trust, Ser 2005-1, Cl 2A
1.346%, VAR ICE LIBOR USD 1 Month+1.250%, 02/25/2035	407	402
MSCG Trust, Ser 2018-SELF, Cl A
0.996%, VAR ICE LIBOR USD 1 Month+0.900%, 10/15/2037 (D)	1,455	1,456
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A
0.996%, VAR ICE LIBOR USD 1 Month+0.900%, 12/15/2033 (D)	455	454
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057 (B)(D)	189	203
New Residential Mortgage Loan Trust, Ser 2017-5A, Cl A1
1.584%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/2057 (D)	1,737	1,748
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057 (B)(D)	488	521
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1A
4.000%, 12/25/2057 (B)(D)	709	758
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1S
0.834%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2048 (D)	3,049	3,054
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl B1
1.134%, VAR ICE LIBOR USD 1 Month+1.050%, 01/25/2048 (D)	2,125	2,129
New Residential Mortgage Loan Trust, Ser 2018-4A, Cl A1M
0.984%, VAR ICE LIBOR USD 1 Month+0.900%, 01/25/2048 (D)	1,886	1,889
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1
2.464%, 01/26/2060 (B)(D)	158	159

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060 (B)(D)	$87	$88
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 09/25/2058 (B)(D)	127	128
Nomura Asset Acceptance Alternative Loan Trust, Ser 2004-AR3, Cl M1
1.224%, VAR ICE LIBOR USD 1 Month+1.140%, 11/25/2034	882	893
OBX Trust, Ser 2018-1, Cl A2
0.734%, VAR ICE LIBOR USD 1 Month+0.650%, 06/25/2057 (D)	1,212	1,212
OBX Trust, Ser 2018-EXP1, Cl 2A1
0.934%, VAR ICE LIBOR USD 1 Month+0.850%, 04/25/2048 (D)	977	982
OBX Trust, Ser 2018-EXP2, Cl 1A1
4.000%, 07/25/2058 (B)(D)	160	161
OBX Trust, Ser 2020-INV1, Cl A11
0.989%, VAR ICE LIBOR USD 1 Month+0.900%, 12/25/2049 (D)	665	664
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061 (B)(D)	2,220	2,229
PHH Mortgage Trust, Ser 2008-CIM2, Cl 1A1
2.346%, VAR ICE LIBOR USD 1 Month+2.250%, 07/25/2038	353	347
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051 (B)(D)	126	127
Radnor Re, Ser 2019-2, Cl M1B
1.834%, VAR ICE LIBOR USD 1 Month+1.750%, 06/25/2029 (D)	1,000	1,002
Radnor Re, Ser 2020-1, Cl M1A
1.034%, VAR ICE LIBOR USD 1 Month+0.950%, 01/25/2030 (D)	2,978	2,976
Radnor Re, Ser 2021-1, Cl M1B
1.750%, VAR SOFR30A+1.700%, 12/27/2033 (D)	2,000	2,001
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
6.215%, 08/25/2022 (B)	434	310
Residential Mortgage Loan Trust, Ser 2020- 1, Cl A1
2.376%, 02/25/2024 (B)(D)	65	66
RMF Buyout Issuance Trust, Ser 2020-1, Cl A
2.158%, 02/25/2030 (B)(D)	94	94
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
0.888%, VAR ICE LIBOR USD 1 Month+0.800%, 10/20/2027	1,447	1,465
Sequoia Mortgage Trust, Ser 2002-9, Cl 1A
0.788%, VAR ICE LIBOR USD 1 Month+0.700%, 09/20/2032	484	475

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.628%, VAR ICE LIBOR USD 1 Month+0.540%, 01/20/2035	$2,005	$2,006
Sequoia Mortgage Trust, Ser 2004-3, Cl A
0.724%, VAR ICE LIBOR USD 6 Month+0.500%, 05/20/2034	700	701
Sequoia Mortgage Trust, Ser 2004-5, Cl A1
1.620%, 06/20/2034 (B)	1,048	1,051
SG Residential Mortgage Trust, Ser 2021-1, Cl A1
1.160%, 07/25/2061 (B)(D)	387	387
Spruce Hill Mortgage Loan Trust, Ser 2019- SH1, Cl A1
3.395%, 04/29/2049 (B)(D)	60	61
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065 (B)(D)	216	217
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (B)(D)	112	113
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (B)(D)	1,155	1,161
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065 (B)(D)	114	114
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056 (B)(D)	278	278
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-9XS, Cl A
0.454%, VAR ICE LIBOR USD 1 Month+0.370%, 07/25/2034	1,878	1,923
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
3.004%, 04/25/2035 (B)	783	802
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.824%, VAR ICE LIBOR USD 1 Month+0.740%, 09/25/2034	2,381	2,422
Thornburg Mortgage Securities Trust, Ser 2005-1, Cl A3
2.148%, 04/25/2045 (B)	962	981
Toorak Mortgage, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056 (B)(D)	2,221	2,225
Towd Point HE Trust, Ser 2021-HE1, Cl A1
0.918%, 02/25/2063 (B)(D)	1,435	1,435
UBS Commercial Mortgage Trust, Ser 2012- C1, Cl XA, IO
2.200%, 05/10/2045 (B)(D)	9,035	30
VASA Trust, Ser VASA, Cl B
1.346%, VAR ICE LIBOR USD 1 Month+1.250%, 07/15/2039 (D)	2,000	2,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Velocity Commercial Capital Loan Trust, Ser 2020-1, Cl AFX
2.610%, 02/25/2050 (B)(D)	$1,092	$1,120
Velocity Commercial Capital Loan Trust, Ser 2021-1, Cl A
1.400%, 05/25/2051 (B)(D)	978	976
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (D)	74	75
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (B)(D)	82	83
Verus Securitization Trust, Ser 2020-1, Cl A1
2.417%, 01/25/2060 (D)	50	51
Verus Securitization Trust, Ser 2020-4, Cl A1
1.502%, 05/25/2065 (D)	63	64
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065 (D)	1,338	1,342
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066 (B)(D)	347	347
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066 (B)(D)	1,697	1,696
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066 (B)(D)	193	193
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066 (B)(D)	2,852	2,856
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066 (B)(D)	190	190
Verus Securitization Trust, Ser 2021-4, Cl A2
1.247%, 07/25/2066 (B)(D)	977	977
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063 (B)(D)	288	288
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064 (B)(D)	1,766	1,763
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064 (B)(D)	216	215
Visio Trust, Ser 2021-1R, Cl A1
1.280%, 05/25/2056 (D)	2,010	2,021
WaMu Commercial Mortgage Securities Trust, Ser 2007-SL2, Cl D
2.196%, 12/27/2049 (B)(D)	807	804
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.559%, 10/25/2033 (B)	730	738
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.380%, 08/25/2033 (B)	701	719
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.630%, 09/25/2033 (B)	773	775

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR1, Cl A
2.428%, 03/25/2034 (B)	$1,583	$1,632
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.924%, VAR ICE LIBOR USD 1 Month+0.840%, 07/25/2044	196	197
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR11, Cl A
2.552%, 10/25/2034 (B)	546	544
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR14, Cl A1
2.789%, 01/25/2035 (B)	1,196	1,213
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR2, Cl A
1.498%, VAR 12 Month Treas Avg+1.400%, 04/25/2044	2,157	2,214
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR9, Cl A7
2.695%, 08/25/2034 (B)	2,055	2,118
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 1A
5.000%, 07/25/2034	191	198
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS
3.539%, 10/15/2045	275	282
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-K, Cl 1A2
2.615%, 07/25/2034 (B)	213	215
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-U, Cl A1
2.868%, 10/25/2034 (B)	991	985

		241,879

Total Mortgage-Backed Securities (Cost $258,705) ($ Thousands)		259,313

ASSET-BACKED SECURITIES — 24.4%

Automotive — 4.4%

Ally Auto Receivables Trust, Ser 2019-4, Cl A3
1.840%, 06/17/2024	816	823
American Credit Acceptance Receivables Trust, Ser 2018-2, Cl D
4.070%, 07/10/2024 (D)	162	165
American Credit Acceptance Receivables Trust, Ser 2020-3, Cl A
0.620%, 10/13/2023 (D)	51	51

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
American Credit Acceptance Receivables Trust, Ser 2020-4, Cl A
0.530%, 03/13/2024 (D)	$124	$124
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl A
0.350%, 05/13/2024 (D)	188	188
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B
0.610%, 03/13/2025 (D)	890	890
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl A
0.370%, 10/15/2024 (D)	164	164
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B
0.680%, 05/13/2025 (D)	120	120
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A
0.330%, 06/13/2025 (D)	175	175
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B
0.660%, 02/13/2026 (D)	185	185
AmeriCredit Automobile Receivables Trust, Ser 2020-1, Cl C
1.590%, 10/20/2025	475	484
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C
1.480%, 02/18/2026	550	558
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C
1.060%, 08/18/2026	300	303
ARI Fleet Lease Trust, Ser 2020-A, Cl A2
1.770%, 08/15/2028 (D)	78	78
ARI Fleet Lease Trust, Ser 2021-A, Cl A2
0.370%, 03/15/2030 (D)	100	100
Arivo Acceptance Auto Loan Receivables Trust, Ser 2021-1A, Cl A
1.190%, 01/15/2027 (D)	882	883
Avid Automobile Receivables Trust, Ser 2019-1, Cl A
2.620%, 02/15/2024 (D)	223	224
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-1A, Cl A
3.450%, 03/20/2023 (D)	2,000	2,021
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A
1.770%, 11/21/2022 (D)	47	47
CarMax Auto Owner Trust, Ser 2018-2, Cl A3
2.980%, 01/17/2023	329	330
CarMax Auto Owner Trust, Ser 2020-4, Cl A3
0.500%, 08/15/2025	1,000	1,003

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CarMax Auto Owner Trust, Ser 2021-3, Cl A2A
0.290%, 09/16/2024	$275	$275
Carvana Auto Receivables Trust, Ser 2021- N1, Cl A
0.700%, 01/10/2028	266	266
Carvana Auto Receivables Trust, Ser 2021- N2, Cl B
0.750%, 03/10/2028	135	135
Carvana Auto Receivables Trust, Ser 2021- N3, Cl B
0.660%, 06/12/2028	600	600
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (D)	245	248
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1
1.950%, 09/15/2031 (D)	297	301
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
0.326%, VAR ICE LIBOR USD 1 Month+0.230%, 04/15/2033 (D)	180	180
CPS Auto Receivables Trust, Ser 2020-C, Cl A
0.630%, 03/15/2024 (D)	67	67
CPS Auto Receivables Trust, Ser 2021-A, Cl A
0.350%, 01/16/2024 (D)	98	98
CPS Auto Receivables Trust, Ser 2021-A, Cl B
0.610%, 02/18/2025 (D)	255	255
CPS Auto Receivables Trust, Ser 2021-B, Cl A
0.370%, 03/17/2025 (D)	163	164
CPS Auto Receivables Trust, Ser 2021-B, Cl B
0.810%, 12/15/2025 (D)	330	330
CPS Auto Receivables Trust, Ser 2021-C, Cl B
0.840%, 07/15/2025 (D)	650	650
Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl A
3.330%, 02/15/2028 (D)	68	68
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (D)	450	457
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (D)	600	609
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (D)	250	251
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (D)	295	296

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/2024	$122	$124
Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/2023	6	6
Drive Auto Receivables Trust, Ser 2020-1, Cl B
2.080%, 07/15/2024	300	301
Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.650%, 07/15/2025	110	110
DT Auto Owner Trust, Ser 2019-4A, Cl B
2.360%, 01/16/2024 (D)	151	152
DT Auto Owner Trust, Ser 2020-1A, Cl A
1.940%, 09/15/2023 (D)	16	16
DT Auto Owner Trust, Ser 2020-3A, Cl A
0.540%, 04/15/2024 (D)	242	242
DT Auto Owner Trust, Ser 2021-1A, Cl A
0.350%, 01/15/2025 (D)	198	199
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (D)	160	160
DT Auto Owner Trust, Ser 2021-2A, Cl A
0.410%, 03/17/2025 (D)	179	179
DT Auto Owner Trust, Ser 2021-2A, Cl B
0.810%, 01/15/2027 (D)	155	156
DT Auto Owner Trust, Ser 2021-3A, Cl A
0.330%, 04/15/2025 (D)	495	495
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (D)	139	140
Enterprise Fleet Financing LLC, Ser 2019-3, Cl A2
2.060%, 05/20/2025 (D)	252	255
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (D)	173	175
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (D)	150	150
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A1
0.168%, 03/21/2022 (D)	56	56
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (D)	216	220
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/2025	450	451
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	275	275

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (D)	$175	$175
First Investors Auto Owner Trust, Ser 2021- 1A, Cl A
0.450%, 03/16/2026 (D)	189	189
First Investors Auto Owner Trust, Ser 2021- 1A, Cl C
1.170%, 03/15/2027 (D)	610	612
Flagship Credit Auto Trust, Ser 2019-1, Cl A
3.110%, 08/15/2023 (D)	10	10
Flagship Credit Auto Trust, Ser 2019-2, Cl A
2.830%, 10/16/2023 (D)	58	58
Flagship Credit Auto Trust, Ser 2019-3, Cl A
2.330%, 02/15/2024 (D)	81	81
Flagship Credit Auto Trust, Ser 2020-1, Cl A
1.900%, 08/15/2024 (D)	103	104
Flagship Credit Auto Trust, Ser 2020-3, Cl A
0.700%, 04/15/2025 (D)	50	51
Flagship Credit Auto Trust, Ser 2020-4, Cl A
0.530%, 04/15/2025 (D)	320	321
Flagship Credit Auto Trust, Ser 2021-1, Cl A
0.310%, 06/16/2025 (D)	273	273
Flagship Credit Auto Trust, Ser 2021-2, Cl A
0.370%, 12/15/2026 (D)	396	396
Flagship Credit Auto Trust, Ser 2021-2, Cl B
0.930%, 06/15/2027 (D)	215	216
Flagship Credit Auto Trust, Ser 2021-3, Cl A
0.360%, 07/15/2027 (D)	250	250
Ford Credit Auto Lease Trust, Ser 2020-A, Cl B
2.050%, 06/15/2023	895	907
Ford Credit Auto Owner Trust, Ser 2017-2, Cl A
2.360%, 03/15/2029 (D)	450	460
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (D)	8	8
Foursight Capital Automobile Receivables Trust, Ser 2021-1, Cl A2
0.400%, 08/15/2024 (D)	330	330
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2
0.400%, 04/15/2025 (D)	170	170
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3
0.810%, 05/15/2026 (D)	100	100
GLS Auto Receivables Issuer Trust, Ser 2019-3A, Cl A
2.580%, 07/17/2023 (D)	10	10
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/2023 (D)	36	36

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A
2.170%, 02/15/2024 (D)	$61	$62
GLS Auto Receivables Issuer Trust, Ser 2020-3A, Cl A
0.690%, 10/16/2023 (D)	36	36
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl A
0.520%, 02/15/2024 (D)	134	134
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B
0.820%, 04/15/2025 (D)	365	365
GLS Auto Receivables Trust, Ser 2021-2A, Cl A
0.310%, 11/15/2024 (D)	146	146
GLS Auto Receivables Trust, Ser 2021-2A, Cl B
0.770%, 09/15/2025 (D)	250	251
GM Financial Automobile Leasing Trust, Ser 2020-2, Cl A2A
0.710%, 10/20/2022	49	49
Honda Auto Receivables Owner Trust, Ser 2020-2, Cl A3
0.820%, 07/15/2024	2,000	2,012
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl C
0.969%, 12/26/2028 (D)	1,000	1,001
Nissan Auto Receivables Owner Trust, Ser 2019-C, Cl A3
1.930%, 07/15/2024	286	289
Prestige Auto Receivables Trust, Ser 2020- 1A, Cl A2
0.520%, 02/15/2024 (D)	187	187
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A
1.370%, 10/15/2024 (D)	131	132
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C
1.460%, 09/15/2025	1,075	1,087
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A2
0.460%, 09/15/2023	17	17
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C
1.010%, 01/15/2026	215	217
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.500%, 04/15/2025	600	601
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	130	130

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl A3
0.330%, 03/17/2025	$160	$160
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B
0.600%, 12/15/2025	130	130
Santander Retail Auto Lease Trust, Ser 2021-B, Cl A2
0.310%, 01/22/2024 (D)	275	275
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3
2.986%, 02/27/2023 (D)	163	164
Securitized Term Auto Receivables Trust, Ser 2019-CRTA, Cl D
4.572%, 03/25/2026 (D)	486	498
Tesla Auto Lease Trust, Ser 2020-A, Cl A2
0.550%, 05/22/2023 (D)	66	66
Tesla Auto Lease Trust, Ser 2020-A, Cl B
1.180%, 01/22/2024 (D)	1,000	1,010
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl C
1.910%, 09/15/2026 (D)	2,000	2,031
Toyota Lease Owner Trust, Ser 2021-B, Cl A2
0.250%, 03/20/2024 (D)	345	345
Tricolor Auto Securitization Trust, Ser 2021- 1A, Cl A
0.740%, 04/15/2024 (D)	311	311
United Auto Credit Securitization Trust, Ser 2021-1, Cl B
0.680%, 03/11/2024 (D)	550	551
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl C
2.840%, 07/15/2024 (D)	390	394
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B
0.640%, 03/16/2026 (D)	230	230
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A
0.320%, 04/15/2025 (D)	185	185
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B
0.620%, 07/15/2026 (D)	140	140
Wheels SPV 2 LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (D)	174	174

		36,165

Credit Cards — 0.9%

Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
0.676%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/2027	4,785	4,845

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Discover Card Execution Note Trust, Ser 2017-A5, Cl A5
0.696%, VAR ICE LIBOR USD 1 Month+0.600%, 12/15/2026	$2,645	$2,679
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A
1.540%, 03/20/2026 (D)	355	356

		7,880

Mortgage Related Securities — 0.6%

ABFC Trust, Ser 2005-OPT1, Cl M1
0.774%, VAR ICE LIBOR USD 1 Month+0.690%, 07/25/2035	330	330
Accredited Mortgage Loan Trust, Ser 2004- 4, Cl A1A
0.764%, VAR ICE LIBOR USD 1 Month+0.680%, 01/25/2035	24	24
ACE Securities Home Equity Loan Trust, Ser 2005-SD1, Cl M2
1.959%, VAR ICE LIBOR USD 1 Month+1.875%, 11/25/2050	1,192	1,203
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Ser 2004-3, Cl M1
0.984%, VAR ICE LIBOR USD 1 Month+0.900%, 09/25/2034	1,249	1,250
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
0.324%, VAR ICE LIBOR USD 1 Month+0.240%, 07/25/2036 (D)	75	75
Irwin Home Equity Loan Trust, Ser 2006-1, Cl 2A3
6.270%, 09/25/2035 (D)	39	40
Morgan Stanley Dean Witter Capital I Trust, Ser 2002-HE2, Cl A1
0.944%, VAR ICE LIBOR USD 1 Month+0.860%, 08/25/2032 (D)	1,041	1,040
NovaStar Mortgage Funding Trust, Ser 2004-4, Cl M5
1.809%, VAR ICE LIBOR USD 1 Month+1.725%, 03/25/2035	213	213
Structured Asset Securities Mortgage Loan Trust, Ser 2005-NC2, Cl M4
0.789%, VAR ICE LIBOR USD 1 Month+0.705%, 05/25/2035	555	556

		4,731

Other Asset-Backed Securities — 18.5%

321 Henderson Receivables I LLC, Ser 2007- 1A, Cl A1
0.296%, VAR ICE LIBOR USD 1 Month+0.200%, 03/15/2042 (D)	1,706	1,649

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2020- Z1, Cl A
3.460%, 10/15/2024 (D)	$60	$61
Affirm Asset Securitization Trust, Ser 2020- Z2, Cl A
1.900%, 01/15/2025 (D)	155	157
Affirm Asset Securitization Trust, Ser 2021- A, Cl A
0.880%, 08/15/2025 (D)	100	100
Affirm Asset Securitization Trust, Ser 2021- B, Cl A
1.030%, 08/17/2026 (D)	260	260
Affirm Asset Securitization Trust, Ser 2021- Z1, Cl A
1.070%, 08/15/2025 (D)	283	283
Allegro CLO II-S, Ser 2018-1RA, Cl A1
1.214%, VAR ICE LIBOR USD 3 Month+1.080%, 10/21/2028 (D)	2,085	2,087
Ameriquest Mortgage Securities Pass- Through Certificates, Ser 2004-R2, Cl A1A
0.774%, VAR ICE LIBOR USD 1 Month+0.690%, 04/25/2034	1	1
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2
0.750%, 11/20/2026 (D)	315	315
Amur Equipment Finance Receivables VII LLC, Ser 2019-1A, Cl B
2.800%, 03/20/2025 (D)	1,500	1,539
Anchorage Capital CLO, Ser 2018-5RA, Cl A
1.116%, VAR ICE LIBOR USD 3 Month+0.990%, 01/15/2030 (D)	1,730	1,731
Apidos CLO XII, Ser 2018-12A, Cl AR
1.206%, VAR ICE LIBOR USD 3 Month+1.080%, 04/15/2031 (D)	725	725
Apidos CLO XV, Ser 2018-15A, Cl A1RR
1.144%, VAR ICE LIBOR USD 3 Month+1.010%, 04/20/2031 (D)	410	410
Arm Master Trust, Ser 2021-T2, Cl A
1.420%, 01/15/2024 (D)	1,000	1,000
ASSURANT CLO I, Ser 2017-1A, Cl A
1.384%, VAR ICE LIBOR USD 3 Month+1.250%, 10/20/2029 (D)	2,000	2,000
Avant Loans Funding Trust, Ser 2021-REV1, Cl A
1.210%, 07/15/2030 (D)	195	195
Avery Point IV CLO, Ser 2014-1A, Cl D
3.625%, VAR ICE LIBOR USD 3 Month+3.500%, 04/25/2026 (D)	800	803
Avery Point IV CLO, Ser 2017-1A, Cl CR
2.475%, VAR ICE LIBOR USD 3 Month+2.350%, 04/25/2026 (D)	2,000	2,003

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Avery Point VII CLO, Ser 2019-7A, Cl DR
3.726%, VAR ICE LIBOR USD 3 Month+3.600%, 01/15/2028 (D)	$500	$504
Bain Capital Credit CLO, Ser 2018-1A, Cl A1
1.098%, VAR ICE LIBOR USD 3 Month+0.960%, 04/23/2031 (D)	450	450
Barings CLO, Ser 2017-IA, Cl AR
0.934%, VAR ICE LIBOR USD 3 Month+0.800%, 01/20/2028 (D)	3,432	3,434
Bayview Opportunity Master Fund IVa Trust, Ser 2017-RT1, Cl A1
3.000%, 03/28/2057 (B)(D)	1,021	1,034
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A
3.500%, 10/28/2057 (B)(D)	386	390
Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Cl 2M2
1.584%, VAR ICE LIBOR USD 1 Month+1.500%, 12/25/2044	1,154	1,152
BlueMountain CLO, Ser 2018-2A, Cl A1R
1.064%, VAR ICE LIBOR USD 3 Month+0.930%, 07/18/2027 (D)	2,401	2,403
BRE Grand Islander Timeshare Issuer LLC, Ser 2019-A, Cl A
3.280%, 09/26/2033 (D)	1,114	1,168
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
1.104%, VAR ICE LIBOR USD 3 Month+0.970%, 04/17/2031 (D)	648	648
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
1.000%, VAR ICE LIBOR USD 3 Month+0.980%, 07/20/2031 (D)	310	310
Carlyle US CLO, Ser 2021-2A, Cl A1R
1.184%, VAR ICE LIBOR USD 3 Month+1.050%, 07/20/2031 (D)	1,450	1,450
CCG Receivables Trust, Ser 2021-1, Cl A2
0.300%, 06/14/2027 (D)	100	100
CIFC Funding, Ser 2018-5A, Cl A1R
0.985%, VAR ICE LIBOR USD 3 Month+0.860%, 10/25/2027 (D)	3,263	3,253
CIFC Funding, Ser 2020-2A, Cl A1
1.784%, VAR ICE LIBOR USD 3
Month+1.650%, 08/24/2032 (D)	375	375
CIFC Funding, Ser 2018-3A, Cl AR
1.004%, VAR ICE LIBOR USD 3 Month+0.870%, 04/19/2029 (D)	860	860
Citigroup Mortgage Loan Trust, Ser 2007- WFH4, Cl A2C
1.384%, VAR ICE LIBOR USD 1 Month+1.300%, 07/25/2037	208	208
CNH Equipment Trust, Ser 2020-A, Cl A2
1.080%, 07/17/2023	22	22

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
CNH Equipment Trust, Ser 2021-A, Cl A2
0.230%, 03/15/2024	$209	$209
Columbia Cent CLO, Ser 2018-27A, Cl A1
1.275%, VAR ICE LIBOR USD 3 Month+1.150%, 10/25/2028 (D)	586	586
Conn’s Receivables Funding LLC, Ser 2020- A, Cl A
1.710%, 06/16/2025 (D)	52	52
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A
2.260%, 03/15/2028 (D)	57	57
CoreVest American Finance Trust, Ser 2018- 1, Cl A
3.804%, 06/15/2051 (D)	1,376	1,408
Countrywide Asset-Backed Certificates, Ser 2006-4, Cl 2A3
0.664%, VAR ICE LIBOR USD 1 Month+0.580%, 07/25/2036	986	986
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB7, Cl M1
0.699%, VAR ICE LIBOR USD 1 Month+0.615%, 11/25/2035	975	974
Crossroads Asset Trust, Ser 2021-A, Cl A1
0.374%, 12/20/2021 (D)	70	70
Crossroads Asset Trust, Ser 2021-A, Cl A2
0.820%, 03/20/2024 (D)	230	230
CWABS Revolving Home Equity Loan Trust, Ser 2004-I, Cl A
0.386%, VAR ICE LIBOR USD 1 Month+0.290%, 02/15/2034	1,022	1,017
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Ser 2006-RES, Cl 4L1A
0.376%, VAR ICE LIBOR USD 1 Month+0.280%, 02/15/2034 (D)	297	295
DB Master Finance LLC, Ser 2019-1A, Cl A2I
3.787%, 05/20/2049 (D)	118	118
Dell Equipment Finance Trust, Ser 2021-1, Cl A2
0.330%, 05/22/2026 (D)	395	395
Denali Capital CLO XI, Ser 2018-1A, Cl A2RR
1.784%, VAR ICE LIBOR USD 3 Month+1.650%, 10/20/2028 (D)	1,000	1,000
DLLAD LLC, Ser 2021-1A, Cl A2
0.350%, 09/20/2024 (D)	270	270
ECMC Group Student Loan Trust, Ser 2020- 3A, Cl A1B
1.084%, VAR ICE LIBOR USD 1 Month+1.000%, 01/27/2070 (D)	932	945
Educational Funding of the South, Ser 2011- 1, Cl A2
0.775%, VAR ICE LIBOR USD 3 Month+0.650%, 04/25/2035	190	192

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Elara HGV Timeshare Issuer LLC, Ser 2017- A, Cl A
2.690%, 03/25/2030 (D)	$592	$609
Elara HGV Timeshare Issuer LLC, Ser 2019- A, Cl A
2.610%, 01/25/2034 (D)	1,569	1,604
FCI Funding LLC, Ser 2021-1A, Cl A
1.130%, 04/15/2033 (D)	116	116
Gallatin CLO IX, Ser 2018-1A, Cl D1
3.234%, VAR ICE LIBOR USD 3 Month+3.100%, 01/21/2028 (D)	700	701
Gallatin CLO VIII, Ser 2017-1A, Cl B
1.776%, VAR ICE LIBOR USD 3 Month+1.650%, 07/15/2027 (D)	1,500	1,500
GreatAmerica Leasing Receivables Funding LLC, Ser 2020-1, Cl A2
1.760%, 06/15/2022 (D)	100	101
GreatAmerica Leasing Receivables Funding LLC, Ser 2021-1, Cl A2
0.270%, 06/15/2023 (D)	515	515
GSAMP Trust, Ser 2005-SEA2, Cl B1
1.959%, VAR ICE LIBOR USD 1 Month+1.875%, 01/25/2045 (D)	1,237	1,240
Home Partners of America Trust, Ser 2017- 1, Cl A
0.910%, VAR ICE LIBOR USD 1 Month+0.817%, 07/17/2034 (D)	3,441	3,443
Home Partners of America Trust, Ser 2017- 1, Cl B
1.443%, VAR ICE LIBOR USD 1 Month+1.350%, 07/17/2034 (D)	2,250	2,256
Home Partners of America Trust, Ser 2018- 1, Cl A
0.993%, VAR ICE LIBOR USD 1 Month+0.900%, 07/17/2037 (D)	1,256	1,258
HPEFS Equipment Trust, Ser 2020-1A, Cl A2
1.730%, 02/20/2030 (D)	48	48
HPEFS Equipment Trust, Ser 2021-1A, Cl A2
0.270%, 03/20/2031 (D)	185	185
HPEFS Equipment Trust, Ser 2021-2A, Cl B
0.610%, 09/20/2028 (D)	155	155
Invitation Homes Trust, Ser 2017-SFR2, Cl B
1.243%, VAR ICE LIBOR USD 1 Month+1.150%, 12/17/2036 (D)	587	587
Invitation Homes Trust, Ser 2018-SFR1, Cl A
0.793%, VAR ICE LIBOR USD 1 Month+0.700%, 03/17/2037 (D)	1,712	1,714
Invitation Homes Trust, Ser 2018-SFR1, Cl B
1.043%, VAR ICE LIBOR USD 1 Month+0.950%, 03/17/2037 (D)	1,500	1,502
Invitation Homes Trust, Ser 2018-SFR1, Cl C
1.343%, VAR ICE LIBOR USD 1 Month+1.250%, 03/17/2037 (D)	2,200	2,203

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Invitation Homes Trust, Ser 2018-SFR3, Cl A
1.093%, VAR ICE LIBOR USD 1 Month+1.000%, 07/17/2037 (D)	$2,973	$2,979
Invitation Homes Trust, Ser 2018-SFR3, Cl C
1.393%, VAR ICE LIBOR USD 1 Month+1.300%, 07/17/2037 (D)	2,000	2,003
Invitation Homes Trust, Ser 2018-SFR4, Cl C
1.493%, VAR ICE LIBOR USD 1 Month+1.400%, 01/17/2038 (D)	2,000	2,003
John Deere Owner Trust, Ser 2021-A, Cl A2
0.200%, 12/15/2023	200	200
Kentucky Higher Education Student Loan, Ser 2020-1, Cl A1B
1.139%, VAR ICE LIBOR USD 1 Month+1.050%, 11/25/2050	1,876	1,891
Kentucky Higher Education Student Loan, Ser 2021-1, Cl A1B
0.869%, VAR ICE LIBOR USD 1 Month+0.780%, 03/25/2051	3,537	3,543
Keycorp Student Loan Trust, Ser 2000-B, Cl A2
0.435%, VAR ICE LIBOR USD 3 Month+0.310%, 07/25/2029	831	829
KKR CLO 12, Ser 2018-12, Cl AR2A
1.261%, VAR ICE LIBOR USD 3 Month+1.135%, 10/15/2030 (D)	500	–
KKR CLO 21, Ser 2018-21, Cl A
1.126%, VAR ICE LIBOR USD 3 Month+1.000%, 04/15/2031 (D)	580	580
Kubota Credit Owner Trust, Ser 2020-2A, Cl A2
0.410%, 06/15/2023 (D)	101	101
LCM XXIV, Ser 2021-24A, Cl AR
1.114%, VAR ICE LIBOR USD 3 Month+0.980%, 03/20/2030 (D)	280	280
Long Beach Mortgage Loan Trust, Ser 2004- 1, Cl M2
0.909%, VAR ICE LIBOR USD 1 Month+0.825%, 02/25/2034	772	771
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.134%, VAR ICE LIBOR USD 3 Month+1.000%, 07/21/2030 (D)	250	250
Madison Park Funding XXX, Ser 2018-30A, Cl A
0.876%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2029 (D)	997	997
Magnetite VIII, Ser 2018-8A, Cl AR2
1.106%, VAR ICE LIBOR USD 3 Month+0.980%, 04/15/2031 (D)	780	780
Magnetite XVIII, Ser 2018-18A, Cl BR
1.625%, VAR ICE LIBOR USD 3 Month+1.500%, 11/15/2028 (D)	1,000	1,001

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/2029 (D)	$14	$14
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (D)	18	18
Marlette Funding Trust, Ser 2020-2A, Cl A
1.020%, 09/16/2030 (D)	20	20
Marlette Funding Trust, Ser 2021-1A, Cl A
0.600%, 06/16/2031 (D)	85	85
Marlette Funding Trust, Ser 2021-2A, Cl A
0.510%, 09/15/2031 (D)	135	135
MetLife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055 (B)(D)	189	194
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061 (B)(D)	235	239
Missouri Higher Education Loan Authority, Ser 2021-1, Cl A1B
0.834%, VAR ICE LIBOR USD 1 Month+0.750%, 01/25/2061	956	958
Missouri Higher Education Loan Authority, Ser 2021-2, Cl A1B
0.784%, VAR ICE LIBOR USD 1 Month+0.700%, 03/25/2061	3,439	3,448
MMAF Equipment Finance LLC, Ser 2018-A, Cl A4
3.390%, 01/10/2025 (D)	1,500	1,526
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2
2.070%, 10/12/2022 (D)	34	34
MMAF Equipment Finance LLC, Ser 2020- BA, Cl A2
0.380%, 08/14/2023 (D)	106	106
Mountain View CLO 2017-1 LLC, Ser 2020- 1A, Cl AR
1.216%, VAR ICE LIBOR USD 3 Month+1.090%, 10/16/2029 (D)	1,100	1,100
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2B
1.146%, VAR ICE LIBOR USD 1 Month+1.050%, 12/15/2059 (D)	3,483	3,524
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (D)	1,348	1,359
Navient Student Loan Trust, Ser 2021-1A, Cl A1B
0.684%, VAR ICE LIBOR USD 1 Month+0.600%, 12/26/2069 (D)	1,428	1,437
Navient Student Loan Trust, Ser 2021-2A, Cl A1B
0.634%, VAR ICE LIBOR USD 1 Month+0.550%, 02/25/2070 (D)	1,955	1,955

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR
1.064%, VAR ICE LIBOR USD 3 Month+0.930%, 10/18/2029 (D)	$590	$590
New Hampshire Higher Education Loan, Ser 2020-1, Cl A1B
1.284%, VAR ICE LIBOR USD 1 Month+1.200%, 09/25/2060	1,063	1,097
New Residential Mortgage LLC, Ser 2018- FNT1, Cl B
3.910%, 05/25/2023 (D)	638	638
New Residential Mortgage LLC, Ser 2018- FNT2, Cl A
3.790%, 07/25/2054 (D)	912	912
OCP CLO, Ser 2017-10A, Cl BR
1.975%, VAR ICE LIBOR USD 3 Month+1.850%, 10/26/2027 (D)	2,000	1,994
Oxford Finance Funding LLC, Ser 2020-1A, Cl A2
3.101%, 02/15/2028 (D)	1,500	1,541
OZLM XII, Ser 2018-12A, Cl A1R
1.179%, VAR ICE LIBOR USD 3 Month+1.050%, 04/30/2027 (D)	152	152
Palmer Square Loan Funding, Ser 2018-4A, Cl A1
1.025%, VAR ICE LIBOR USD 3 Month+0.900%, 11/15/2026 (D)	499	498
Palmer Square Loan Funding, Ser 2019-3A, Cl A2
1.731%, VAR ICE LIBOR USD 3 Month+1.600%, 08/20/2027 (D)	1,000	1,001
Palmer Square Loan Funding, Ser 2021-3A, Cl A1
0.971%, VAR ICE LIBOR USD 3 Month+0.800%, 07/20/2029 (D)	240	240
PFS Financing, Ser 2020-B, Cl A
1.210%, 06/15/2024 (D)	190	191
Prodigy Finance DAC, Ser 2021-1A, Cl A
1.334%, VAR ICE LIBOR USD 1 Month+1.250%, 07/25/2051 (D)	1,443	1,448
SACO I Trust, Ser 2006-6, Cl A
0.344%, VAR ICE LIBOR USD 1 Month+0.260%, 06/25/2036	246	243
SCF Equipment Leasing LLC, Ser 2020-1A, Cl A2
0.680%, 10/20/2025 (D)	229	229
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2
0.420%, 08/20/2026 (D)	509	510
Signal Peak CLO 4, Ser 2017-4A, Cl A
1.335%, VAR ICE LIBOR USD 3 Month+1.210%, 10/26/2029 (D)	2,000	2,003

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Silver Creek CLO, Ser 2017-1A, Cl E2R
6.534%, VAR ICE LIBOR USD 3 Month+6.400%, 07/20/2030 (D)	$500	$498
SMB Private Education Loan Trust, Ser 2019-B, Cl A2B
1.096%, VAR ICE LIBOR USD 1 Month+1.000%, 06/15/2037 (D)	1,236	1,248
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2B
0.934%, VAR ICE LIBOR USD 1 Month+0.850%, 09/15/2054 (D)	2,500	2,524
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2B
0.934%, VAR ICE LIBOR USD 1 Month+0.850%, 09/15/2054 (D)	2,485	2,511
SMB Private Education Loan Trust, Ser 2021-A, Cl A2A2
0.826%, VAR ICE LIBOR USD 1 Month+0.730%, 01/15/2053 (D)	2,500	2,513
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (D)	30	30
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (D)	57	58
SoFi Consumer Loan Program Trust, Ser 2020-1, Cl A
2.020%, 01/25/2029 (D)	67	67
Sonic Capital LLC, Ser 2018-1A, Cl A2
4.026%, 02/20/2048 (D)	413	424
STAR Trust, Ser 2021-SFR1, Cl C
1.143%, VAR ICE LIBOR USD 1 Month+1.050%, 04/17/2038 (D)	1,000	1,000
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
0.804%, VAR ICE LIBOR USD 1 Month+0.720%, 11/25/2033	2,195	2,160
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8
1.084%, VAR ICE LIBOR USD 1 Month+1.000%, 09/25/2034	2,912	2,940
Structured Asset Investment Loan Trust, Ser 2004-BNC1, Cl A4
1.024%, VAR ICE LIBOR USD 1 Month+0.940%, 09/25/2034	852	848
TAL Advantage VII LLC, Ser 2020-1A, Cl A
2.050%, 09/20/2045 (D)	904	914
TCI-Flatiron CLO, Ser 2017-1A, Cl B
1.684%, VAR ICE LIBOR USD 3 Month+1.560%, 11/18/2030 (D)	500	500
Telos CLO, Ser 2017-3A, Cl AR
1.434%, VAR ICE LIBOR USD 3 Month+1.300%, 07/17/2026 (D)	92	92

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Telos CLO, Ser 2018-5A, Cl A1R
1.084%, VAR ICE LIBOR USD 3 Month+0.950%, 04/17/2028 (D)	$239	$239
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B
2.750%, 02/25/2055 (B)(D)	3	3
Towd Point Mortgage Trust, Ser 2016-3, Cl A1
2.250%, 04/25/2056 (B)(D)	35	35
Towd Point Mortgage Trust, Ser 2016-4, Cl A1
2.250%, 07/25/2056 (B)(D)	119	120
Towd Point Mortgage Trust, Ser 2017-1, Cl A1
2.750%, 10/25/2056 (B)(D)	242	246
Towd Point Mortgage Trust, Ser 2017-2, Cl A1
2.750%, 04/25/2057 (B)(D)	199	201
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057 (B)(D)	1,220	1,247
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
0.684%, VAR ICE LIBOR USD 1 Month+0.600%, 02/25/2057 (D)	1,235	1,236
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057 (B)(D)	275	280
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058 (B)(D)	1,049	1,094
Towd Point Mortgage Trust, Ser 2019-HY1, Cl A1
1.084%, VAR ICE LIBOR USD 1 Month+1.000%, 10/25/2048 (D)	814	819
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2
1.984%, VAR ICE LIBOR USD 1 Month+1.900%, 05/25/2058 (D)	3,000	3,106
Towd Point Mortgage Trust, Ser 2019-SJ3, Cl M2
3.500%, 11/25/2059 (B)(D)	2,000	2,011
Treman Park CLO, Ser 2018-1A, Cl ARR
1.204%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2028 (D)	371	371
Tryon Park CLO, Ser 2018-1A, Cl A1SR
1.016%, VAR ICE LIBOR USD 3 Month+0.890%, 04/15/2029 (D)	5,573	5,578
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (D)	267	268

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Upstart Securitization Trust, Ser 2021-2, Cl A
0.910%, 06/20/2031 (D)	$354	$355
Venture XX CLO, Ser 2017-20A, Cl CR
2.026%, VAR ICE LIBOR USD 3 Month+1.900%, 04/15/2027 (D)	750	750
VERDE CLO, Ser 2021-1A, Cl XR
0.876%, VAR ICE LIBOR USD 3 Month+0.750%, 04/15/2032 (D)	569	569
Verizon Owner Trust, Ser 2020-B, Cl A
0.470%, 02/20/2025	225	226
Vibrant CLO VI, Ser 2021-6A, Cl AR
1.085%, VAR ICE LIBOR USD 3 Month+0.950%, 06/20/2029 (D)	325	325
Volvo Financial Equipment LLC, Ser 2020- 1A, Cl A2
0.370%, 04/17/2023 (D)	93	93
Voya CLO, Ser 2018-3A, Cl A2R
1.534%, VAR ICE LIBOR USD 3 Month+1.400%, 10/18/2031 (D)	818	819
Voya CLO, Ser 2020-2A, Cl A1RR
1.154%, VAR ICE LIBOR USD 3 Month+1.020%, 04/17/2030 (D)	298	298
VSE 2016-A VOI Mortgage LLC, Ser 2016-A, Cl A
2.540%, 07/20/2033 (D)	1,167	1,166
VSE 2016-A VOI Mortgage LLC, Ser 2016-A, Cl B
2.740%, 07/20/2033 (D)	527	526
VSE VOI Mortgage, Ser 2017-A, Cl A
2.330%, 03/20/2035 (D)	817	835
Westgate Resorts LLC, Ser 2020-1A, Cl A
2.713%, 03/20/2034 (D)	1,391	1,419

		151,830

Total Asset-Backed Securities (Cost $200,449) ($ Thousands)		200,606

CORPORATE OBLIGATIONS — 9.0%

Communication Services — 0.2%
AT&T
0.690%, VAR United States Secured Overnight Financing Rate+0.640%, 03/25/2024	475	476
Diamond Sports Group LLC
5.375%, 08/15/2026 (D)	853	566
NTT Finance
0.373%, 03/03/2023 (D)	250	250

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Verizon Communications
0.840%, VAR United States Secured Overnight Financing Rate+0.790%, 03/20/2026	$350	$356
0.550%, VAR United States Secured Overnight Financing Rate+0.500%, 03/22/2024	350	352

		2,000

Consumer Discretionary — 1.5%
7-Eleven
0.625%, 02/10/2023 (D)	225	225
American Honda Finance MTN
0.254%, VAR ICE LIBOR USD 3 Month+0.120%, 01/21/2022	325	325
BCPE Ulysses Intermediate
7.750%cash/0% PIK, 04/01/2027 (D)	1,684	1,668
Daimler Finance North America LLC
3.750%, 11/05/2021 (D)	225	226
2.200%, 10/30/2021 (D)	975	978
Ford Motor Credit LLC
1.416%, VAR ICE LIBOR USD 3 Month+1.270%, 03/28/2022	500	500
General Motors Financial
4.250%, 05/15/2023	300	318
0.810%, VAR United States Secured Overnight Financing Rate+0.760%, 03/08/2024	400	404
Howard University
2.801%, 10/01/2023	240	249
2.638%, 10/01/2021	100	100
Hyundai Capital America MTN
0.800%, 04/03/2023 (D)	360	360
LBM Acquisition LLC
6.250%, 01/15/2029 (D)	1,304	1,312
Lennar
4.750%, 11/15/2022	400	415
Mohegan Gaming & Entertainment
8.000%, 02/01/2026 (D)	845	885
Nissan Motor Acceptance MTN
1.019%, VAR ICE LIBOR USD 3 Month+0.890%, 01/13/2022 (D)	800	801
Nordstrom
2.300%, 04/08/2024	160	161
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (D)	1,144	1,204
Toyota Motor Credit MTN
2.600%, 01/11/2022	450	454
0.380%, VAR United States Secured Overnight Financing Rate+0.330%, 01/11/2024	300	301
Volkswagen Group of America Finance LLC
2.700%, 09/26/2022 (D)	725	743

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.500%, 09/24/2021 (D)	$200	$200
1.063%, VAR ICE LIBOR USD 3 Month+0.940%, 11/12/2021 (D)	300	301

		12,130

Consumer Staples — 0.3%
Campbell Soup
2.500%, 08/02/2022	400	408
Coca-Cola Europacific Partners
0.500%, 05/05/2023 (D)	725	725
Conagra Brands
3.250%, 09/15/2022	349	359
0.500%, 08/11/2023	225	225
GEMS MENASA Cayman
7.125%, 07/31/2026 (D)	587	607
Mondelez International Holdings Netherlands BV
2.000%, 10/28/2021 (D)	500	501

		2,825

Energy — 0.1%
Diamondback Energy
0.900%, 03/24/2023	500	500
Pioneer Natural Resources
0.550%, 05/15/2023	175	175
Southern Natural Gas LLC
0.625%, 04/28/2023 (D)	205	205

		880

Financials — 3.3%
AIG Global Funding
2.300%, 07/01/2022 (D)	575	585
American Express
2.500%, 08/01/2022	475	484
AmWINS Group
4.875%, 06/30/2029 (D)	115	117
Athene Global Funding
3.000%, 07/01/2022 (D)	600	613
0.750%, VAR United States Secured Overnight Financing Rate+0.700%, 05/24/2024 (D)	450	452
Bank of America
0.740%, VAR United States Secured Overnight Financing Rate+0.690%, 04/22/2025	475	479
Bank of Montreal
0.400%, VAR United States Secured Overnight Financing Rate+0.350%, 12/08/2023	350	351

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of Montreal MTN
0.726%, VAR United States Secured Overnight Financing Rate+0.680%, 03/10/2023	$350	$353
Bank of New York Mellon MTN
0.310%, VAR United States Secured Overnight Financing Rate+0.260%, 04/26/2024	225	226
Bank of Nova Scotia
0.430%, VAR United States Secured Overnight Financing Rate+0.380%, 07/31/2024	700	701
0.330%, VAR United States Secured Overnight Financing Rate+0.280%, 06/23/2023	300	300
BPCE MTN
3.000%, 05/22/2022 (D)	450	459
Brighthouse Financial Global Funding MTN
0.810%, VAR United States Secured Overnight Financing Rate+0.760%, 04/12/2024 (D)	315	317
Canadian Imperial Bank of Commerce
0.850%, VAR United States Secured Overnight Financing Rate+0.800%, 03/17/2023	300	303
0.447%, VAR United States Secured Overnight Financing Rate+0.400%, 12/14/2023	425	427
Capital One Bank USA
2.014%, VAR United States Secured Overnight Financing Rate+0.616%, 01/27/2023	300	302
Charles Schwab
0.550%, VAR United States Secured Overnight Financing Rate+0.500%, 03/18/2024	300	302
Citigroup
2.750%, 04/25/2022	600	609
2.312%, VAR United States Secured Overnight Financing Rate+0.867%, 11/04/2022	625	627
0.719%, VAR United States Secured Overnight Financing Rate+0.669%, 05/01/2025	300	301
Citizens Bank
3.250%, 02/14/2022	1,000	1,011
CNA Financial
7.250%, 11/15/2023	100	114
Cooperatieve Rabobank UA
0.350%, VAR United States Secured Overnight Financing Rate+0.300%, 01/12/2024	250	250

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse NY
0.520%, 08/09/2023	$475	$476
0.440%, VAR United States Secured Overnight Financing Rate+0.390%, 02/02/2024	375	375
Danske Bank
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.730%, 01/12/2023 (D)	450	457
3.001%, VAR ICE LIBOR USD 3 Month+1.249%, 09/20/2022 (D)	250	250
2.000%, 09/08/2021 (D)	200	200
Deutsche Bank NY
4.250%, 10/14/2021	425	427
Equitable Financial Life Global Funding
0.440%, VAR United States Secured Overnight Financing Rate+0.390%, 04/06/2023 (D)	400	401
Goldman Sachs Group
0.547%, VAR United States Secured Overnight Financing Rate+0.500%, 09/10/2024	150	150
0.480%, VAR United States Secured Overnight Financing Rate+0.430%, 03/08/2023	275	275
0.460%, VAR United States Secured Overnight Financing Rate+0.410%, 01/27/2023	375	375
ING Groep
1.296%, VAR ICE LIBOR USD 3 Month+1.150%, 03/29/2022	700	704
Intercontinental Exchange
0.769%, VAR ICE LIBOR USD 3 Month+0.650%, 06/15/2023	325	325
JPMorgan Chase
0.935%, VAR United States Secured Overnight Financing Rate+0.885%, 04/22/2027	475	482
0.630%, VAR United States Secured Overnight Financing Rate+0.580%, 06/23/2025	200	201
0.629%, VAR United States Secured Overnight Financing Rate+0.580%, 03/16/2024	350	352
KeyBank
0.390%, VAR United States Secured Overnight Financing Rate+0.340%, 01/03/2024	475	476
0.370%, VAR United States Secured Overnight Financing Rate+0.320%, 06/14/2024	250	250
Macquarie Bank MTN
0.441%, 12/16/2022 (D)	200	200

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
MassMutual Global Funding II
0.410%, VAR United States Secured Overnight Financing Rate+0.360%, 04/12/2024 (D)	$600	$601
Metropolitan Life Global Funding I MTN
0.620%, VAR United States Secured Overnight Financing Rate+0.570%, 01/13/2023 (D)	350	352
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (D)	350	348
Mizuho Financial Group
0.759%, VAR ICE LIBOR USD 3 Month+0.630%, 05/25/2024	525	528
Morgan Stanley
0.731%, VAR United States Secured Overnight Financing Rate+0.616%, 04/05/2024	175	176
Morgan Stanley MTN
4.875%, 11/01/2022	400	421
2.750%, 05/19/2022	600	611
NASDAQ Inc
0.445%, 12/21/2022	155	155
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+0.770%, 08/15/2023	250	251
0.750%, 08/06/2024	350	350
0.540%, VAR United States Secured Overnight Financing Rate+0.490%, 08/06/2024	350	351
Nationwide Building Society
2.000%, 01/27/2023 (D)	200	205
NatWest Markets
0.580%, VAR United States Secured Overnight Financing Rate+0.530%, 08/12/2024 (D)	340	341
Pacific Life Global Funding II
0.500%, 09/23/2023 (D)	185	186
Principal Life Global Funding II
0.500%, VAR United States Secured Overnight Financing Rate+0.450%, 04/12/2024 (D)	130	130
Royal Bank of Canada MTN
0.500%, VAR United States Secured Overnight Financing Rate+0.450%, 10/26/2023	225	226
0.350%, VAR United States Secured Overnight Financing Rate+0.300%, 01/19/2024	300	300
Skandinaviska Enskilda Banken
0.550%, 09/01/2023 (D)	200	201

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Standard Chartered PLC
2.744%, VAR ICE LIBOR USD 3 Month+1.200%, 09/10/2022 (D)	$345	$345
Toronto-Dominion Bank MTN
0.530%, VAR United States Secured Overnight Financing Rate+0.480%, 01/27/2023	250	252
0.500%, VAR United States Secured Overnight Financing Rate+0.450%, 09/28/2023	250	252
0.405%, VAR United States Secured Overnight Financing Rate+0.355%, 03/04/2024	225	226
0.290%, VAR United States Secured Overnight Financing Rate+0.240%, 01/06/2023	350	351
Truist Financial MTN
0.444%, VAR United States Secured Overnight Financing Rate+0.400%, 06/09/2025	250	251
UBS
0.700%, 08/09/2024 (D)	300	300
0.500%, VAR United States Secured Overnight Financing Rate+0.450%, 08/09/2024 (D)	400	402
UBS MTN
0.410%, VAR United States Secured Overnight Financing Rate+0.360%, 02/09/2024 (D)	250	252
UniCredit MTN
6.572%, 01/14/2022 (D)	350	357
Zions Bancorp
3.350%, 03/04/2022	2,000	2,026

		26,806

Health Care — 0.5%
AbbVie
3.375%, 11/14/2021	250	252
AmerisourceBergen
0.737%, 03/15/2023	340	341
AstraZeneca
0.300%, 05/26/2023	225	225
Baxalta
3.600%, 06/23/2022	675	689
Bristol-Myers Squibb
0.537%, 11/13/2023	250	250
Global Medical Response
6.500%, 10/01/2025 (D)	890	918
Humana
0.650%, 08/03/2023	315	315
Illumina
0.550%, 03/23/2023	225	225

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royalty Pharma
0.750%, 09/02/2023	$450	$452
Stryker
0.600%, 12/01/2023	160	160
Viatris
1.125%, 06/22/2022 (D)	250	251

		4,078

Industrials — 1.2%
AerCap Ireland Capital DAC
4.450%, 12/16/2021	2,000	2,016
Artera Services LLC
9.033%, 12/04/2025 (D)	700	765
Boeing
2.700%, 05/01/2022	300	305
1.167%, 02/04/2023	325	325
Builders FirstSource
4.250%, 02/01/2032 (D)	493	507
DAE Funding LLC
5.250%, 11/15/2021 (D)	325	326
DAE Funding LLC MTN
1.550%, 08/01/2024 (D)	205	205
First Student Bidco
4.000%, 07/31/2029 (D)	340	337
Intelligent Packaging Finco
6.000%, 09/15/2028 (D)	1,109	1,159
L3Harris Technologies
0.878%, VAR ICE LIBOR USD 3 Month+0.750%, 03/10/2023	350	352
Madison IAQ LLC
4.125%, 06/30/2028 (D)	189	190
Otis Worldwide
0.595%, VAR ICE LIBOR USD 3 Month+0.450%, 04/05/2023	360	360
Raytheon Technologies
3.100%, 11/15/2021	393	393
Roper Technologies
0.450%, 08/15/2022	90	90
Siemens Financieringsmaatschappij
0.480%, VAR United States Secured Overnight Financing Rate+0.430%, 03/11/2024 (D)	400	403
TK Elevator US Newco
5.250%, 07/15/2027 (D)	492	520
Vertical Holdco GmbH
7.625%, 07/15/2028 (D)	460	498
WASH Multifamily Acquisition
5.750%, 04/15/2026 (D)	695	727

		9,478

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Information Technology — 0.5%
Ahead DB Holdings LLC
6.625%, 05/01/2028 (D)	$288	$293
Clarivate Science Holdings
3.875%, 07/01/2028 (D)	228	232
Diebold Nixdorf
9.375%, 07/15/2025 (D)	1,083	1,190
Fidelity National Information Services
0.375%, 03/01/2023	275	275
Hewlett Packard Enterprise
0.858%, VAR ICE LIBOR USD 3 Month+0.720%, 10/05/2021	300	300
Microchip Technology
0.972%, 02/15/2024 (D)	205	205
Paysafe Finance
4.000%, 06/15/2029 (D)	720	694
Skyworks Solutions
0.900%, 06/01/2023	80	80
SYNNEX
1.250%, 08/09/2024 (D)	475	476
VMware
0.600%, 08/15/2023	275	275

		4,020

Materials — 0.4%
Chemours
4.625%, 11/15/2029 (D)	640	636
International Flavors & Fragrances
0.697%, 09/15/2022 (D)	105	105
LYB International Finance III LLC
1.145%, VAR ICE LIBOR USD 3 Month+1.000%, 10/01/2023	275	275
Martin Marietta Materials
0.650%, 07/15/2023	140	140
SCIH Salt Holdings
6.625%, 05/01/2029 (D)	658	647
4.875%, 05/01/2028 (D)	565	569
Venator Finance Sarl
9.500%, 07/01/2025 (D)	324	360
5.750%, 07/15/2025 (D)	536	506

		3,238

Real Estate — 0.0%
Public Storage
0.520%, VAR United States Secured Overnight Financing Rate+0.470%, 04/23/2024	225	225

Utilities — 1.0%
Atmos Energy
0.625%, 03/09/2023	300	300

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Calpine
3.750%, 03/01/2031 (D)	$730	$716
CenterPoint Energy
0.700%, VAR United States Secured Overnight Financing Rate+0.650%, 05/13/2024	225	225
CenterPoint Energy Resources
0.620%, VAR ICE LIBOR USD 3 Month+0.500%, 03/02/2023	500	500
Dominion Energy
2.450%, 01/15/2023 (D)	250	257
0.649%, VAR ICE LIBOR USD 3 Month+0.530%, 09/15/2023	275	275
DTE Energy
0.550%, 11/01/2022	275	276
Duke Energy
0.300%, VAR United States Secured Overnight Financing Rate+0.250%, 06/10/2023	250	250
Duke Energy Progress LLC
0.305%, VAR ICE LIBOR USD 3 Month+0.180%, 02/18/2022	450	450
Edison International
3.125%, 11/15/2022	2,000	2,057
Florida Power & Light
0.300%, VAR United States Secured Overnight Financing Rate+0.250%, 05/10/2023	350	350
Mississippi Power
0.350%, VAR United States Secured Overnight Financing Rate+0.300%, 06/28/2024	195	196
NextEra Energy Capital Holdings
0.590%, VAR United States Secured Overnight Financing Rate+0.540%, 03/01/2023	260	261
0.401%, VAR ICE LIBOR USD 3 Month+0.270%, 02/22/2023	400	400
ONE Gas
0.735%, VAR ICE LIBOR USD 3 Month+0.610%, 03/11/2023	400	400
PPL Electric Utilities
0.381%, VAR United States Secured Overnight Financing Rate+0.330%, 06/24/2024	425	425
Puget Energy
6.000%, 09/01/2021	221	221

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern California Edison
0.389%, VAR ICE LIBOR USD 3 Month+0.270%, 12/03/2021	$340	$340

		7,899

Total Corporate Obligations (Cost $73,287) ($ Thousands)		73,579

MUNICIPAL BONDS — 0.2%
California — 0.1%
California State, GO Callable 10/01/2021 @ 100
0.863%, 04/01/2047 (E)	925	926
University of California, Ser BF, RB
0.455%, 05/15/2022	30	30

		956

Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB
1.838%, 12/01/2023	110	113

Texas — 0.1%
Central Texas, Turnpike System, Ser B, RB
1.980%, 08/15/2042 (E)	190	193
Houston, Texas Airport System Revenue, Ser C, RB
0.883%, 07/01/2022	45	45

		238

Total Municipal Bonds (Cost $1,300) ($ Thousands)		1,307

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills
0.140%, 10/07/2021 (F)	1,150	1,150

Total U.S. Treasury Obligation (Cost $1,150) ($ Thousands)		1,150

U.S. GOVERNMENT AGENCY OBLIGATION — 0.1%
FFCB
0.530%, 01/18/2022	500	501

Total U.S. Government Agency Obligation (Cost $500) ($ Thousands)		501

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CERTIFICATE OF DEPOSIT — 0.0%
Standard Chartered Bank
0.240%, 03/04/2022	$350	$350

Total Certificate of Deposit (Cost $350) ($ Thousands)		350

	Shares

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	20,948,289	20,948

Total Cash Equivalent (Cost $20,948) ($ Thousands)		20,948

	Face Amount (Thousands)

REPURCHASE AGREEMENT — 0.3%
BNP Paribas 0.050%, dated 08/31/2021 to be repurchased 09/01/2021, repurchase price $2,700,004 (collateralized by U.S. Government and Treasury obligations, ranging in par value $100 - $28,024,864, 0.000% - 5.500%, 09/09/2021 – 09/01/2050; with total market value $2,754,000) (G)	2,700	2,700

Total Repurchase Agreement (Cost $2,700) ($ Thousands)		2,700

Total Investments in Securities — 101.0% (Cost $827,660) ($ Thousands)		$829,736

A list of the open future contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
U.S. 2-Year Treasury Notes	(26)	Jan-2022	$(5,724)	$(5,728)	$(4)
U.S. 5-Year Treasury Notes	(5)	Jan-2022	(617)	(619)	(2)
U.S. 10-Year Treasury Notes	(13)	Dec-2021	(1,734)	(1,735)	(1)
U.S. Long Treasury Bond	(1)	Dec-2021	(164)	(163)	1

			$(8,239)	$(8,245)	$(6)

Percentages are based on Net Assets of $821,282 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2021.

†	Investment in Affiliated Security.

(A)	Unsettled bank loan. Interest rate may not be available.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(C)	Level 3 security in accordance with fair value hierarchy.

(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $369,047 ($ Thousands), representing 44.9% of the Net Assets of the Fund.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(G)	Tri-Party Repurchase Agreement.

32	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership Ltd — Limited

MTN — Medium Term Note

NASDAQ – National Association of Securities Dealers and Automated Quotations

PIK — Payment-in-Kind

PLC — Public Limited Company

RB — Revenue Bond

REIT — Real Estate investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Loan Participations	–	252,090	17,192	269,282
Mortgage-Backed Securities	–	259,313	–	259,313
Asset-Backed Securities	–	200,606	–	200,606
Corporate Obligations	–	73,579	–	73,579
Municipal Bonds	–	1,307	–	1,307
U.S. Treasury Obligation	–	1,150	–	1,150
U.S. Government Agency Obligation	–	501	–	501
Certificate of Deposit	–	350	–	350
Cash Equivalent	20,948	–	–	20,948
Repurchase Agreement	–	2,700	–	2,700

Total Investments in Securities	20,948	791,596	17,192	829,736

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	1	–	–	1
Unrealized Depreciation	(7)	–	–	(7)

Total Other Financial Instruments	(6)	–	–	(6)

* Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Investments in Loan Participations
Balance as of June 1, 2021	$21,084
Accrued discounts/premiums	4
Realized gain/(loss)	52
Change in unrealized appreciation/ (depreciation)	(21)
Purchases	637
Sales	(4,564)
Net transfer into Level 3	—
Net transfer out of Level 3	—

Ending Balance as of August 31, 2021	$17,192

Changes in unrealized gains/(losses)included in earnings related to securities still held at reporting date	$37

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Opportunistic Income Fund (Continued)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$ 84,979	$210,576	$(274,607)	$ -	$ -	$20,948	20,948,289	$1	$ -

Amounts designated as “—” are $0 or have been rounded to $0.

34	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 34.3%
U.S. Treasury Bills (A)
0.064%, 08/11/2022	$5,320	$5,316
0.052%, 03/03/2022	28,360	28,352
0.047%, 01/20/2022	17,175	17,172
0.046%, 02/24/2022	5,770	5,769
0.045%, 01/27/2022	85,125	85,110
0.045%, 02/03/2022	13,240	13,237
0.045%, 02/10/2022	81,570	81,553
0.043%, 01/06/2022	9,510	9,509
0.041%, 12/21/2021	15,920	15,918
0.037%, 12/09/2021	47,040	47,034
0.036%, 12/14/2021	22,030	22,027
0.025%, 10/05/2021	89,935	89,932
U.S. Treasury Bonds
2.875%, 05/15/2049	1,730	2,089
2.500%, 02/15/2045	4,494	5,006
2.375%, 05/15/2051	94,634	104,511
2.250%, 05/15/2041	50,434	53,964
2.250%, 08/15/2049	2,780	2,976
2.000%, 02/15/2050	7,650	7,773
2.000%, 08/15/2051	132,628	134,990
1.875%, 02/15/2041	10,894	10,977
1.875%, 02/15/2051	27,980	27,622
1.750%, 08/15/2041	144,639	142,356
1.625%, 11/15/2050	26,786	24,922
1.375%, 11/15/2040	54,328	50,287
1.375%, 08/15/2050	75,726	66,237
1.250%, 05/15/2050	73,170	62,029
1.125%, 05/15/2040	29,657	26,420
1.125%, 08/15/2040	36,903	32,760
U.S. Treasury Inflation-Protected Securities
1.375%, 02/15/2044	1,107	1,557
1.000%, 02/15/2046	482	644
0.750%, 02/15/2045	1,950	2,459
0.125%, 02/15/2051	5,609	6,355
U.S. Treasury Notes
2.125%, 05/15/2025	18,779	19,852
2.000%, 02/15/2022	19,293	19,463
1.875%, 02/28/2022	24,424	24,645
1.750%, 11/30/2021	1,768	1,775
1.750%, 02/28/2022	840	847
1.625%, 05/15/2031	22,930	23,643
1.500%, 11/30/2024	14,290	14,772
1.250%, 03/31/2028	13,300	13,488
1.250%, 04/30/2028	36,290	36,782
1.250%, 05/31/2028	50,950	51,619
1.250%, 06/30/2028	7,360	7,451
1.250%, 08/15/2031	115,180	114,586
1.125%, 08/31/2028	187,027	187,524
1.000%, 07/31/2028	18,311	18,219
0.875%, 06/30/2026	128,045	128,755
0.750%, 04/30/2026	20,150	20,166

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.750%, 05/31/2026	$49,088	$49,101
0.750%, 08/31/2026	199,979	199,745
0.750%, 01/31/2028	57,096	56,184
0.625%, 07/31/2026	104,924	104,203
0.625%, 12/31/2027	8,840	8,640
0.500%, 02/28/2026	31,325	31,041
0.500%, 08/31/2027	17,957	17,498
0.375%, 04/15/2024	3,046	3,049
0.375%, 07/15/2024	36,929	36,923
0.375%, 08/15/2024	41,938	41,905
0.375%, 11/30/2025	29,953	29,586
0.375%, 12/31/2025	40,884	40,346
0.375%, 01/31/2026	20,675	20,382
0.250%, 11/15/2023	170	170
0.250%, 05/31/2025	40	40
0.250%, 06/30/2025	480	474
0.250%, 08/31/2025	12,255	12,074
0.250%, 09/30/2025	340	335
0.250%, 10/31/2025	24,945	24,529
0.125%, 05/31/2022	6,424	6,427
0.125%, 09/30/2022	11,550	11,555
0.125%, 10/31/2022	23,945	23,949
0.125%, 12/31/2022	32,255	32,251
0.125%, 03/31/2023	34,005	33,988
0.125%, 05/31/2023	18,497	18,481
0.125%, 06/30/2023 (B)	44,345	44,312
0.125%, 07/31/2023	211,470	211,222
0.125%, 08/31/2023	263,662	263,240
0.125%, 09/15/2023	4,946	4,936
0.125%, 01/15/2024	29,194	29,082

Total U.S. Treasury Obligations (Cost $3,227,544) ($ Thousands)		3,226,118

MORTGAGE-BACKED SECURITIES — 31.6%

Agency Mortgage-Backed Obligations — 24.2%
FHLMC
10.000%, 03/17/2026	–	–
7.500%, 08/01/2030 to 12/01/2036	253	289
7.000%, 05/01/2024 to 03/01/2039	80	91
6.500%, 10/01/2031 to 09/01/2039	578	666
6.000%, 01/01/2028 to 08/01/2038	331	377
5.500%, 02/01/2035 to 12/01/2038	1,483	1,723
5.000%, 08/01/2033 to 03/01/2049	10,625	11,800
4.500%, 11/01/2025 to 06/01/2050	14,653	16,160
4.000%, 01/01/2035 to 09/01/2051	39,089	43,102
3.500%, 03/01/2033 to 09/01/2051	105,652	114,172
3.000%, 03/01/2031 to 08/01/2051	79,968	84,816
2.500%, 10/01/2031 to 08/01/2051	26,846	28,211
2.000%, 03/01/2036 to 06/01/2051	39,810	40,700

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC ARM
2.820%, VAR ICE LIBOR USD 12 Month + 1.641%, 05/01/2049	$1,252	$1,291
2.613%, VAR ICE LIBOR USD 12 Month + 2.330%, 05/01/2036	39	41
2.313%, VAR ICE LIBOR USD 12 Month + 1.925%, 12/01/2036	51	53
2.147%, VAR ICE LIBOR USD 12 Month + 1.595%, 10/01/2036	11	11
2.090%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.285%, 03/01/2047	767	795
FHLMC Multiclass Certificates, Ser 2020-RR02, Cl BX, IO
1.666%, 08/27/2028 (C)	2,000	206
FHLMC Multiclass Certificates, Ser P009, Cl A2
1.878%, 01/25/2031	975	1,015
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.707%, 12/25/2035 (C)	16,237	1,098
FHLMC Multifamily Structured Pass-Through Certificates, Ser K016, Cl X1, IO
1.599%, 10/25/2021 (C)	127	–
FHLMC Multifamily Structured Pass-Through Certificates, Ser K032, Cl X1, IO
0.197%, 05/25/2023 (C)	58,004	94
FHLMC Multifamily Structured Pass-Through Certificates, Ser K047, Cl A2
3.329%, 05/25/2025 (C)	605	659
FHLMC Multifamily Structured Pass-Through Certificates, Ser K091, Cl X1, IO
0.704%, 03/25/2029 (C)	3,932	157
FHLMC Multifamily Structured Pass-Through Certificates, Ser K093, Cl X1, IO
1.092%, 05/25/2029 (C)	3,984	260
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl XAM, IO
1.283%, 06/25/2029 (C)	4,850	406
FHLMC Multifamily Structured Pass-Through Certificates, Ser K094, Cl X1, IO
1.015%, 06/25/2029 (C)	2,993	186
FHLMC Multifamily Structured Pass-Through Certificates, Ser K095, Cl XAM, IO
1.372%, 06/25/2029 (C)	700	64
FHLMC Multifamily Structured Pass-Through Certificates, Ser K101, Cl X1, IO
0.948%, 10/25/2029 (C)	1,296	80
FHLMC Multifamily Structured Pass-Through Certificates, Ser K157, Cl A3
3.990%, 08/25/2033 (C)	4,400	5,365

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K726, Cl X1, IO
1.017%, 04/25/2024 (C)	$11,133	$201
FHLMC Multifamily Structured Pass-Through Certificates, Ser K736, Cl X1, IO
1.437%, 07/25/2026 (C)	1,039	55
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.751%, 10/25/2026 (C)	8,454	241
FHLMC Multifamily Structured Pass-Through Certificates, Ser K741, Cl X1, IO
0.658%, 12/25/2027 (C)	2,999	99
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.869%, 03/25/2028 (C)	6,199	254
FHLMC Multifamily Structured Pass-Through Certificates, Ser KC05, Cl X1, IO
1.341%, 06/25/2027 (C)	1,574	75
FHLMC Multifamily Structured Pass-Through Certificates, Ser KLU1, Cl A4
2.854%, 01/25/2031	1,115	1,227
FHLMC Multifamily Structured Pass-Through Certificates, Ser X3FX, Cl A2FX
3.000%, 06/25/2027	2,210	2,380
FHLMC REMIC CMO, Ser 1999-2174, Cl PN
6.000%, 07/15/2029	9	10
FHLMC REMIC CMO, Ser 2001-2312, Cl Z
6.500%, 05/15/2031	89	100
FHLMC REMIC CMO, Ser 2002-2399, Cl XG
6.500%, 01/15/2032	25	29
FHLMC REMIC CMO, Ser 2003-2671, Cl S
14.583%, 09/15/2033 (C)	35	47
FHLMC REMIC CMO, Ser 2003-2684, Cl ZN
4.000%, 10/15/2033	68	74
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	159	180
FHLMC REMIC CMO, Ser 2006-R007, Cl ZA
6.000%, 05/15/2036	723	845
FHLMC REMIC CMO, Ser 2007-3316, Cl JO, PO
0.000%, 05/15/2037 (A)	3	3
FHLMC REMIC CMO, Ser 2008-3451, Cl SB, IO
5.935%, 05/15/2038 (C)	102	16
FHLMC REMIC CMO, Ser 2009-3546, Cl A
1.737%, 02/15/2039 (C)	50	52
FHLMC REMIC CMO, Ser 2010-3621, Cl SB, IO
6.135%, 01/15/2040 (C)	72	14
FHLMC REMIC CMO, Ser 2011-3866, Cl SA, IO
5.855%, 05/15/2041 (C)	419	72

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2012-4010, Cl KM
3.000%, 01/15/2042	$384	$409
FHLMC REMIC CMO, Ser 2012-4030, Cl HS, IO
6.515%, 04/15/2042 (C)	40	8
FHLMC REMIC CMO, Ser 2012-4102, Cl TC
2.500%, 09/15/2041	1,657	1,725
FHLMC REMIC CMO, Ser 2012-4119, Cl IN, IO
3.500%, 10/15/2032	337	36
FHLMC REMIC CMO, Ser 2013-4161, Cl BA
2.500%, 12/15/2041	3,834	3,980
FHLMC REMIC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	205	25
FHLMC REMIC CMO, Ser 2013-4205, Cl PA
1.750%, 05/15/2043	780	809
FHLMC REMIC CMO, Ser 2013-4210, Cl Z
3.000%, 05/15/2043	702	738
FHLMC REMIC CMO, Ser 2013-4227, Cl VA
3.500%, 10/15/2037	1,300	1,319
FHLMC REMIC CMO, Ser 2014-4368, Cl CA
3.750%, 11/15/2036	276	282
FHLMC REMIC CMO, Ser 2015-4426, Cl QC
1.750%, 07/15/2037	1,416	1,453
FHLMC REMIC CMO, Ser 2015-4479, Cl HA
3.750%, 05/15/2039	843	860
FHLMC REMIC CMO, Ser 2017-4705, Cl A
4.500%, 09/15/2042	305	309
FHLMC REMIC CMO, Ser 2017-4742, Cl PA
3.000%, 10/15/2047	2,317	2,403
FHLMC REMIC CMO, Ser 2018-4763, Cl CA
3.000%, 09/15/2038	409	437
FHLMC REMIC CMO, Ser 2018-4767, Cl KA
3.000%, 03/15/2048	918	981
FHLMC REMIC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	434	450
FHLMC REMIC CMO, Ser 2018-4846, Cl PF
0.446%, VAR ICE LIBOR USD 1 Month + 0.350%, 12/15/2048	237	237
FHLMC REMIC CMO, Ser 2019-4879, Cl BC
3.000%, 04/15/2049	266	274
FHLMC REMIC CMO, Ser 2019-4880, Cl DA
3.000%, 05/15/2050	1,740	1,865
FHLMC REMIC CMO, Ser 2020-4995, Cl IC, IO
4.500%, 07/25/2050	2,708	419
FHLMC REMIC CMO, Ser 2020-5010, Cl IK, IO
2.500%, 09/25/2050	501	67
FHLMC REMIC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	1,303	192

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC CMO, Ser 2020-5012, Cl BI, IO
4.000%, 09/25/2050	$10,459	$1,479
FHLMC REMIC CMO, Ser 2020-5013, Cl IN, IO
2.500%, 09/25/2050	572	87
FHLMC REMIC CMO, Ser 2020-5018, Cl IH, IO
3.500%, 10/25/2050	3,317	528
FHLMC REMIC CMO, Ser 2020-5018, IO
3.500%, 10/25/2050	5,652	897
FHLMC REMIC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	952	122
FHLMC REMIC CMO, Ser 2020-5038, Cl IJ, IO
4.000%, 11/25/2050	8,566	1,224
FHLMC REMIC CMO, Ser 2020-5040, Cl IB, IO
2.500%, 11/25/2050	372	47
FHLMC REMIC CMO, Ser 2020-5059, Cl IB, IO
2.500%, 01/25/2051	1,560	220
FHLMC REMIC CMO, Ser 2021-5069, Cl MI, IO
2.500%, 02/25/2051	670	91
FHLMC REMIC CMO, Ser 2021-5070, Cl DI, IO
4.000%, 02/25/2051	8,532	1,266
FHLMC REMIC CMO, Ser 2021-5091, Cl AB
1.500%, 03/25/2051	4,174	4,186
FHLMC REMIC CMO, Ser 2021-5092, Cl DT
1.500%, 11/25/2049	4,431	4,467
FHLMC REMIC CMO, Ser 2021-5119, Cl AB
1.500%, 08/25/2049	2,136	2,159
FHLMC STRIPS CMO, Ser 2012-264, Cl 30
3.000%, 07/15/2042	2,437	2,557
FHLMC STRIPS CMO, Ser 2012-271, Cl 30
3.000%, 08/15/2042	1,136	1,211
FHLMC STRIPS CMO, Ser 2016-353, Cl S1, IO
5.905%, 12/15/2046 (C)	698	150
FHLMC STRIPS CMO, Ser 2017-356, Cl 300
3.000%, 09/15/2047	3,430	3,674
FNMA
8.000%, 05/01/2023 to 06/01/2031	21	24
7.500%, 02/01/2031 to 11/01/2038	115	131
7.000%, 09/01/2026 to 02/01/2039	742	863
6.500%, 12/01/2022 to 10/01/2037	306	345
6.000%, 02/01/2032 to 07/01/2041	2,251	2,643
5.500%, 12/01/2033 to 06/01/2049	9,481	10,883
5.000%, 07/01/2033 to 03/01/2050	40,551	45,334
4.500%, 08/01/2023 to 01/01/2059	70,825	78,442
4.200%, 01/01/2029	1,665	1,899

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
4.000%, 09/01/2033 to 08/01/2059	$91,179	$99,509
3.820%, 07/01/2027	247	280
3.790%, 12/01/2025	3,185	3,424
3.734%, 02/01/2048 (C)	498	567
3.500%, 07/01/2031 to 09/01/2051	103,476	110,889
3.380%, 05/01/2028	115	120
3.310%, 03/01/2028	1,905	2,053
3.160%, 05/01/2029	320	358
3.080%, 01/01/2028	160	177
3.040%, 06/01/2029	1,000	1,117
3.020%, 06/01/2024 to 05/01/2026	3,400	3,490
3.000%, 05/01/2029 to 07/01/2060	173,405	183,737
2.810%, 04/01/2025	250	267
2.790%, 08/01/2029	600	658
2.698%, 04/01/2023 (C)	130	134
2.500%, 03/01/2035 to 08/31/2051	108,495	114,318
2.455%, 04/01/2040	3,020	3,224
2.260%, 04/01/2030	1,071	1,137
2.000%, 05/01/2031 to 07/01/2051	75,786	77,418
1.850%, 09/01/2035	1,230	1,260
1.500%, 12/01/2035 to 03/01/2036	471	479
FNMA ACES, Ser 2014-M3, Cl X2, IO
0.105%, 01/25/2024 (C)	23,080	96
FNMA ACES, Ser 2015-M8, Cl X2, IO
0.181%, 01/25/2025 (C)	68,587	197
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	236	249
FNMA ACES, Ser 2017-M7, Cl A2
2.961%, 02/25/2027 (C)	690	750
FNMA ACES, Ser 2017-M8, Cl A2
3.061%, 05/25/2027 (C)	200	220
FNMA ACES, Ser 2018-M15, Cl 1A2
3.700%, 01/25/2036	600	696
FNMA ACES, Ser 2019-M28, Cl AV
2.232%, 02/25/2027	484	511
FNMA ACES, Ser 2019-M4, Cl A2
3.610%, 02/25/2031	330	388
FNMA ACES, Ser 2019-M5, Cl A2
3.273%, 02/25/2029	560	628
FNMA ACES, Ser 2020-M6, Cl A
2.500%, 10/25/2037	187	199
FNMA ARM
2.692%, VAR ICE LIBOR USD 12 Month + 1.586%, 01/01/2046	2,567	2,677
2.688%, VAR ICE LIBOR USD 12 Month + 1.578%, 06/01/2045	805	838
1.994%, VAR ICE LIBOR USD 12 Month + 1.594%, 12/01/2035	24	24
FNMA Interest STRIPS CMO, Ser 2002-323, Cl 16, IO
7.000%, 01/25/2032	123	18

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest STRIPS CMO, Ser 2003-334, Cl 16, IO
6.500%, 02/25/2033	$163	$30
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C1, IO
3.000%, 11/25/2026	733	35
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C22, IO
4.500%, 11/25/2039	501	71
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C2, IO
3.000%, 04/25/2027	595	33
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C17, IO
4.000%, 11/25/2041	478	70
FNMA Interest STRIPS CMO, Ser 2012-409, Cl C13, IO
3.500%, 11/25/2041	413	39
FNMA Interest STRIPS CMO, Ser 2012-411, Cl A3
3.000%, 08/25/2042	1,668	1,788
FNMA Interest STRIPS CMO, Ser 2012-414, Cl A35
3.500%, 10/25/2042	2,367	2,580
FNMA Interest STRIPS CMO, Ser 2018-424, Cl C11, IO
3.500%, 02/25/2048	4,423	695
FNMA REMIC CMO, Ser 1992-143, Cl M
8.000%, 09/25/2022	7	7
FNMA REMIC CMO, Ser 1992-69, Cl Z
8.000%, 05/25/2022	4	4
FNMA REMIC CMO, Ser 1993-149, Cl SH
11.500%, 08/25/2023 (C)	11	12
FNMA REMIC CMO, Ser 1993-99, Cl Z
7.000%, 07/25/2023	48	50
FNMA REMIC CMO, Ser 1994-31, Cl ZC
6.500%, 02/25/2024	41	43
FNMA REMIC CMO, Ser 1994-63, Cl PK
7.000%, 04/25/2024	42	44
FNMA REMIC CMO, Ser 1997-32, Cl PG
6.500%, 04/25/2027	65	72
FNMA REMIC CMO, Ser 1999-11, Cl Z
5.500%, 03/25/2029	76	80
FNMA REMIC CMO, Ser 2001-52, Cl YZ
6.500%, 10/25/2031	13	15
FNMA REMIC CMO, Ser 2003-124, Cl TS
9.800%, 01/25/2034 (C)	6	7
FNMA REMIC CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	259	297
FNMA REMIC CMO, Ser 2005-74, Cl CS
19.788%, 05/25/2035 (C)	43	53
FNMA REMIC CMO, Ser 2006-104, Cl MI, IO
6.666%, 11/25/2036 (C)	365	45

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2006-125, Cl SM, IO
7.116%, 01/25/2037 (C)	$275	$60
FNMA REMIC CMO, Ser 2006-33, Cl LS
29.770%, 05/25/2036 (C)	46	72
FNMA REMIC CMO, Ser 2006-46, Cl SW
23.890%, 06/25/2036 (C)	38	61
FNMA REMIC CMO, Ser 2006-51, Cl SP, IO
6.566%, 03/25/2036 (C)	46	6
FNMA REMIC CMO, Ser 2007-64, Cl FA
0.554%, VAR ICE LIBOR USD 1 Month + 0.470%, 07/25/2037	7	7
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
6.616%, 07/25/2037 (C)	105	22
FNMA REMIC CMO, Ser 2008-22, Cl SI, IO
6.346%, 03/25/2037 (C)	140	1
FNMA REMIC CMO, Ser 2008-24, Cl NA
6.750%, 06/25/2037	10	12
FNMA REMIC CMO, Ser 2009-103, Cl MB
2.107%, 12/25/2039 (C)	69	72
FNMA REMIC CMO, Ser 2009-86, Cl BO, PO
0.000%, 03/25/2037 (A)	655	614
FNMA REMIC CMO, Ser 2010-123, Cl PM
4.000%, 07/25/2040	1,619	1,726
FNMA REMIC CMO, Ser 2010-27, Cl AS, IO
6.396%, 04/25/2040 (C)	465	95
FNMA REMIC CMO, Ser 2011-2, Cl WA
5.849%, 02/25/2051 (C)	64	73
FNMA REMIC CMO, Ser 2011-75, Cl FA
0.634%, VAR ICE LIBOR USD 1 Month + 0.550%, 08/25/2041	52	53
FNMA REMIC CMO, Ser 2011-96, Cl SA, IO
6.466%, 10/25/2041 (C)	992	193
FNMA REMIC CMO, Ser 2012-133, Cl CS, IO
6.066%, 12/25/2042 (C)	537	112
FNMA REMIC CMO, Ser 2012-134, Cl MS, IO
6.066%, 12/25/2042 (C)	225	49
FNMA REMIC CMO, Ser 2012-151, Cl NX
1.500%, 01/25/2043	971	985
FNMA REMIC CMO, Ser 2012-28, Cl B
6.500%, 06/25/2039	10	10
FNMA REMIC CMO, Ser 2012-35, Cl SC, IO
6.416%, 04/25/2042 (C)	254	51
FNMA REMIC CMO, Ser 2012-46, Cl BA
6.000%, 05/25/2042	342	402
FNMA REMIC CMO, Ser 2012-70, Cl YS, IO
6.566%, 02/25/2041 (C)	33	1
FNMA REMIC CMO, Ser 2012-74, Cl OA, PO
0.000%, 03/25/2042 (A)	30	29
FNMA REMIC CMO, Ser 2012-74, Cl SA, IO
6.566%, 03/25/2042 (C)	438	73
FNMA REMIC CMO, Ser 2012-75, Cl NS, IO
6.516%, 07/25/2042 (C)	111	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2012-75, Cl AO, PO
0.000%, 03/25/2042 (A)	$60	$57
FNMA REMIC CMO, Ser 2013-101, Cl CO, PO
0.000%, 10/25/2043 (A)	1,772	1,452
FNMA REMIC CMO, Ser 2013-101, Cl BO, PO
0.000%, 10/25/2043 (A)	778	635
FNMA REMIC CMO, Ser 2013-11, Cl AP
1.500%, 01/25/2043	3,084	3,136
FNMA REMIC CMO, Ser 2013-124, Cl SB, IO
5.866%, 12/25/2043 (C)	438	85
FNMA REMIC CMO, Ser 2013-26, Cl HI, IO
3.000%, 04/25/2032	253	7
FNMA REMIC CMO, Ser 2013-43, Cl BP
1.750%, 05/25/2043	1,055	1,092
FNMA REMIC CMO, Ser 2013-54, Cl BS, IO
6.066%, 06/25/2043 (C)	265	57
FNMA REMIC CMO, Ser 2013-9, Cl CB
5.500%, 04/25/2042	877	1,005
FNMA REMIC CMO, Ser 2013-9, Cl BC
6.500%, 07/25/2042	819	979
FNMA REMIC CMO, Ser 2014-73, Cl MA
2.500%, 11/25/2044	657	686
FNMA REMIC CMO, Ser 2015-84, Cl PA
1.700%, 08/25/2033	3,729	3,854
FNMA REMIC CMO, Ser 2016-37, Cl MJ
3.500%, 08/25/2043	334	344
FNMA REMIC CMO, Ser 2016-48, Cl MA
2.000%, 06/25/2038	3,729	3,886
FNMA REMIC CMO, Ser 2016-57, Cl PC
1.750%, 06/25/2046	5,492	5,574
FNMA REMIC CMO, Ser 2017-13, Cl PA
3.000%, 08/25/2046	1,131	1,188
FNMA REMIC CMO, Ser 2017-42, Cl H
3.000%, 11/25/2043	744	766
FNMA REMIC CMO, Ser 2017-76, Cl SB, IO
6.016%, 10/25/2057 (C)	1,606	326
FNMA REMIC CMO, Ser 2017-85, Cl SC, IO
6.116%, 11/25/2047 (C)	546	99
FNMA REMIC CMO, Ser 2018-14, Cl KC
3.000%, 03/25/2048	2,160	2,309
FNMA REMIC CMO, Ser 2018-15, Cl AB
3.000%, 03/25/2048	487	521
FNMA REMIC CMO, Ser 2018-38, Cl PA
3.500%, 06/25/2047	1,467	1,524
FNMA REMIC CMO, Ser 2018-43, Cl CT
3.000%, 06/25/2048	1,904	1,981
FNMA REMIC CMO, Ser 2018-8, Cl KL
2.500%, 03/25/2047	1,179	1,233
FNMA REMIC CMO, Ser 2018-86, Cl JA
4.000%, 05/25/2047	287	299
FNMA REMIC CMO, Ser 2019-1, Cl AB
3.500%, 02/25/2049	1,052	1,120

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2019-25, Cl PA
3.000%, 05/25/2048	$2,446	$2,589
FNMA REMIC CMO, Ser 2019-35, Cl A
3.000%, 07/25/2049	950	992
FNMA REMIC CMO, Ser 2019-45, Cl PA
3.000%, 08/25/2049	829	870
FNMA REMIC CMO, Ser 2019-52, Cl PA
3.000%, 09/25/2049	281	292
FNMA REMIC CMO, Ser 2019-79, Cl FA
0.584%, VAR ICE LIBOR USD 1 Month + 0.500%, 01/25/2050	2,827	2,849
FNMA REMIC CMO, Ser 2020-101, Cl IA, IO
3.500%, 01/25/2051	10,841	1,490
FNMA REMIC CMO, Ser 2020-25, Cl BI, IO
3.500%, 01/25/2047	2,287	305
FNMA REMIC CMO, Ser 2020-47, Cl GZ
2.000%, 07/25/2050	717	682
FNMA REMIC CMO, Ser 2020-48, Cl DA
2.000%, 07/25/2050	5,483	5,582
FNMA REMIC CMO, Ser 2020-48, Cl AB
2.000%, 07/25/2050	1,716	1,753
FNMA REMIC CMO, Ser 2020-56, Cl DI, IO
2.500%, 08/25/2050	910	140
FNMA REMIC CMO, Ser 2020-57, Cl NI, IO
2.500%, 08/25/2050	843	121
FNMA REMIC CMO, Ser 2020-64, Cl IB, IO
4.000%, 09/25/2050	3,232	467
FNMA REMIC CMO, Ser 2020-65, Cl JI, IO
4.000%, 09/25/2050	6,624	1,154
FNMA REMIC CMO, Ser 2020-65, Cl EI, IO
4.000%, 09/25/2050	5,545	939
FNMA REMIC CMO, Ser 2020-65, Cl DI, IO
4.000%, 09/25/2050	3,786	605
FNMA REMIC CMO, Ser 2020-74, Cl EI, IO
2.500%, 10/25/2050	458	68
FNMA REMIC CMO, Ser 2020-84, Cl ID, IO
3.500%, 12/25/2050	3,120	466
FNMA REMIC CMO, Ser 2020-89, Cl DI, IO
2.500%, 12/25/2050	2,835	377
FNMA REMIC CMO, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	2,635	325
FNMA REMIC CMO, Ser 2020-99, Cl IA, IO
3.500%, 09/25/2049	1,890	312
FNMA REMIC CMO, Ser 2021-1, Cl IG, IO
2.500%, 02/25/2051	1,841	217
FNMA REMIC CMO, Ser 2021-27, Cl EC
1.500%, 05/25/2051	6,437	6,496
FNMA REMIC CMO, Ser 2021-3, Cl IB, IO
2.500%, 02/25/2051	2,345	408
FNMA REMIC CMO, Ser 2021-3, Cl QI, IO
2.500%, 02/25/2051	2,498	342

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2021-61, Cl KI, IO
2.500%, 04/25/2049	$1,700	$219
FNMA TBA
4.000%, 09/14/2039	1,969	2,109
2.500%, 10/01/2042	179,475	186,051
2.000%, 10/15/2051	209,200	211,660
GNMA
7.000%, 04/15/2026 to 10/15/2032	434	475
6.500%, 01/15/2024 to 07/15/2035	880	993
6.000%, 12/15/2023 to 10/20/2040	2,562	2,989
5.000%, 10/15/2039 to 04/20/2050	18,966	20,606
4.700%, 09/20/2061 (C)	217	233
4.500%, 01/20/2040 to 05/20/2049	21,993	23,835
4.380%, 01/20/2069 (C)	45	47
4.000%, 06/20/2047 to 11/20/2050	32,796	35,073
3.631%, 04/20/2063 (C)	129	133
3.500%, 06/20/2044 to 11/20/2050	31,358	33,442
3.000%, 09/15/2042 to 01/20/2050	20,683	21,957
2.500%, 12/20/2050 to 06/20/2051	51,520	53,529
2.000%, 12/20/2050 to 03/20/2051	5,416	5,534
GNMA ARM
2.250%, VAR US Treas Yield Curve
Rate T Note Const Mat 1 Yr +
1.500%, 07/20/2034	5	5
1.480%, VAR US Treas Yield Curve
Rate T Note Const Mat 1 Yr +
1.440%, 01/20/2060	482	496
GNMA CMO, Ser 2003-60, Cl GS
12.258%, 05/16/2033 (C)	6	7
GNMA CMO, Ser 2005-7, Cl JM
16.510%, 05/18/2034 (C)	1	1
GNMA CMO, Ser 2006-16, Cl GS, IO
6.902%, 04/20/2036 (C)	319	60
GNMA CMO, Ser 2007-78, Cl SA, IO
6.435%, 12/16/2037 (C)	2,072	297
GNMA CMO, Ser 2009-106, Cl KS, IO
6.312%, 11/20/2039 (C)	2,190	352
GNMA CMO, Ser 2009-66, Cl XS, IO
6.705%, 07/16/2039 (C)	14	2
GNMA CMO, Ser 2009-66, Cl LC
6.000%, 08/16/2039	1,341	1,532
GNMA CMO, Ser 2009-8, Cl PS, IO
6.205%, 08/16/2038 (C)	11	1
GNMA CMO, Ser 2010-4, Cl SL, IO
6.305%, 01/16/2040 (C)	65	13
GNMA CMO, Ser 2010-4, Cl NS, IO
6.295%, 01/16/2040 (C)	3,090	588
GNMA CMO, Ser 2010-59, Cl LB
4.500%, 10/20/2039	251	259
GNMA CMO, Ser 2010-85, Cl HS, IO
6.562%, 01/20/2040 (C)	92	5

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2010-H10, Cl FC
1.086%, VAR ICE LIBOR USD 1 Month + 1.000%, 05/20/2060	$1,525	$1,546
GNMA CMO, Ser 2010-H26, Cl LF
0.453%, VAR ICE LIBOR USD 1 Month + 0.350%, 08/20/2058	2,320	2,322
GNMA CMO, Ser 2011-146, Cl EI, IO
5.000%, 11/16/2041	35	7
GNMA CMO, Ser 2011-H09, Cl AF
0.603%, VAR ICE LIBOR USD 1 Month + 0.500%, 03/20/2061	590	592
GNMA CMO, Ser 2012-124, Cl AS, IO
6.105%, 10/16/2042 (C)	430	98
GNMA CMO, Ser 2012-141, Cl WA
4.535%, 11/16/2041 (C)	385	430
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	92	1
GNMA CMO, Ser 2012-98, Cl SA, IO
6.005%, 08/16/2042 (C)	346	74
GNMA CMO, Ser 2012-H07, Cl KI, IO
1.272%, 03/20/2062 (C)	486	16
GNMA CMO, Ser 2013-H01, Cl JA
0.423%, VAR ICE LIBOR USD 1 Month + 0.320%, 01/20/2063	559	559
GNMA CMO, Ser 2013-H01, Cl TA
0.603%, VAR ICE LIBOR USD 1 Month + 0.500%, 01/20/2063	11	11
GNMA CMO, Ser 2014-H04, Cl FB
0.753%, VAR ICE LIBOR USD 1 Month + 0.650%, 02/20/2064	1,505	1,515
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	257	37
GNMA CMO, Ser 2016-135, Cl SB, IO
6.005%, 10/16/2046 (C)	409	102
GNMA CMO, Ser 2016-84, Cl IG, IO
4.500%, 11/16/2045	127	22
GNMA CMO, Ser 2017-167, Cl BQ
2.500%, 08/20/2044	1,191	1,235
GNMA CMO, Ser 2018-11, Cl PC
2.750%, 12/20/2047	1,698	1,748
GNMA CMO, Ser 2018-H06, Cl PF
0.403%, VAR ICE LIBOR USD 1 Month + 0.300%, 02/20/2068	643	643
GNMA CMO, Ser 2018-H07, Cl FD
0.403%, VAR ICE LIBOR USD 1 Month + 0.300%, 05/20/2068	1,177	1,176
GNMA CMO, Ser 2019-123, Cl A
3.000%, 10/20/2049	27	27
GNMA CMO, Ser 2019-132, Cl NA
3.500%, 09/20/2049	1,494	1,584
GNMA CMO, Ser 2019-15, Cl GT
3.500%, 02/20/2049	1,529	1,637

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2019-31, Cl JC
3.500%, 03/20/2049	$910	$976
GNMA CMO, Ser 2019-71, Cl PT
3.000%, 06/20/2049	194	200
GNMA CMO, Ser 2019-90, Cl AB
3.000%, 07/20/2049	493	515
GNMA CMO, Ser 2020-123, Cl IL, IO
2.500%, 08/20/2050	387	51
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	1,237	162
GNMA CMO, Ser 2020-127, Cl IN, IO
2.500%, 08/20/2050	574	76
GNMA CMO, Ser 2020-129, Cl IE, IO
2.500%, 09/20/2050	479	65
GNMA CMO, Ser 2020-160, Cl IH, IO
2.500%, 10/20/2050	387	52
GNMA CMO, Ser 2020-160, Cl VI, IO
2.500%, 10/20/2050	575	76
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	1,827	250
GNMA CMO, Ser 2020-181, Cl WI, IO
2.000%, 12/20/2050	4,027	412
GNMA CMO, Ser 2020-47, Cl MI, IO
3.500%, 04/20/2050	1,087	158
GNMA CMO, Ser 2020-47, Cl NI, IO
3.500%, 04/20/2050	362	55
GNMA CMO, Ser 2020-H09, Cl FL
1.238%, VAR ICE LIBOR USD 1 Month + 1.150%, 05/20/2070	1,263	1,326
GNMA CMO, Ser 2020-H09, Cl NF
1.338%, VAR ICE LIBOR USD 1 Month + 1.250%, 04/20/2070	320	331
GNMA CMO, Ser 2020-H12, Cl F
0.588%, VAR ICE LIBOR USD 1 Month + 0.500%, 07/20/2070	176	177
GNMA CMO, Ser 2020-H13, Cl FA
0.538%, VAR ICE LIBOR USD 1 Month + 0.450%, 07/20/2070	735	740
GNMA CMO, Ser 2021-23, Cl MG
1.500%, 02/20/2051	4,208	4,278
GNMA CMO, Ser 2021-29, Cl TI, IO
2.500%, 02/20/2051	988	189
GNMA TBA
3.000%, 09/01/2042	1,800	1,882
2.500%, 02/20/2046 to 11/15/2051	175,520	181,543
2.000%, 09/15/2051 to 10/15/2051	34,700	35,382
GNMA, Ser 2012-112, IO
0.150%, 02/16/2053 (C)	3,430	20
GNMA, Ser 2012-142, IO
0.439%, 04/16/2054 (C)	8,926	75
GNMA, Ser 2012-27, IO
0.770%, 04/16/2053 (C)	6,816	79

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-107, Cl AD
2.769%, 11/16/2047 (C)	$497	$520
GNMA, Ser 2013-163, IO
1.160%, 02/16/2046 (C)	3,386	97
GNMA, Ser 2014-186, IO
0.550%, 08/16/2054 (C)	4,522	100
GNMA, Ser 2014-47, Cl IA, IO
0.111%, 02/16/2048 (C)	787	10
GNMA, Ser 2014-50, IO
0.705%, 09/16/2055 (C)	2,619	98
GNMA, Ser 2016-128, IO
0.818%, 09/16/2056 (C)	6,763	335
GNMA, Ser 2017-135, Cl AG
2.600%, 08/16/2058	639	665
GNMA, Ser 2017-145, IO
0.585%, 04/16/2057 (C)	2,832	123
GNMA, Ser 2017-157, IO
0.579%, 12/16/2059 (C)	1,347	75
GNMA, Ser 2017-190, IO
0.548%, 03/16/2060 (C)	3,950	180
GNMA, Ser 2017-8, IO
0.522%, 08/16/2058 (C)	2,121	86
GNMA, Ser 2019-28, Cl AB
3.150%, 06/16/2060	570	584
GNMA, Ser 2020-109, Cl AI, IO
0.870%, 05/16/2060 (C)	2,432	183
GNMA, Ser 2020-184, IO
0.914%, 11/16/2060 (C)	2,959	214
GNMA, Ser 2020-41, IO
0.693%, 07/16/2058 (C)	1,255	55
GNMA, Ser 2021-37, IO
0.805%, 01/16/2061 (C)	2,973	222
GNMA, Ser 2021-60, IO
0.836%, 05/16/2063 (C)	2,483	195
GNMA, Ser 2021-68, IO
0.897%, 10/16/2062 (C)	2,983	241
UMBS TBA
5.000%, 09/01/2038	4,830	5,295
4.500%, 09/15/2033	1,862	2,014
2.500%, 09/15/2043	79,543	183,266

		2,272,614

Non-Agency Mortgage-Backed Obligations — 7.4%
Alen Mortgage Trust, Ser 2021-ACEN, Cl A
1.246%, VAR ICE LIBOR USD 1 Month + 1.150%, 04/15/2034 (D)	1,900	1,904
American Home Mortgage Investment Trust, Ser 2005-1, Cl 1A2
0.649%, VAR ICE LIBOR USD 1 Month + 0.560%, 06/25/2045	1,368	1,369

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1
3.628%, 03/25/2049 (C)(D)	$258	$261
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A
2.531%, 01/26/2065 (C)(D)	987	1,002
Angel Oak Mortgage Trust, Ser 2020-5, Cl A1
1.373%, 05/25/2065 (C)(D)	494	497
Arbor Multifamily Mortgage Securities Trust, Ser 2021-MF2, Cl B
2.560%, 06/15/2054 (C)(D)	1,205	1,218
BAMLL Commercial Mortgage Securities Trust, Ser 2018-PARK, Cl A
4.227%, 08/10/2038 (C)(D)	2,640	3,038
Banc of America Alternative Loan Trust, Ser 2006-8, Cl 3A1
3.514%, 11/25/2021 (C)	7	6
Banc of America Alternative Loan Trust, Ser 2007-1, Cl 2A1
5.796%, 04/25/2037 (C)	60	60
Banc of America Funding Trust, Ser 2003-2, Cl 1A1
6.500%, 06/25/2032	6	6
Banc of America Funding Trust, Ser 2004-2, Cl 1CB1
5.750%, 09/20/2034	57	61
Banc of America Funding Trust, Ser 2004-C, Cl 1A1
3.234%, 12/20/2034 (C)	24	24
Banc of America Funding Trust, Ser 2005-B, Cl 2A1
2.726%, 04/20/2035 (C)	816	781
Banc of America Funding Trust, Ser 2006-G, Cl 2A4
0.668%, VAR ICE LIBOR USD 1 Month + 0.580%, 07/20/2036	260	260
BANK, Ser 2017-BNK5, Cl A4
3.131%, 06/15/2060	1,130	1,223
BANK, Ser 2017-BNK7, Cl A5
3.435%, 09/15/2060	1,170	1,295
BANK, Ser 2019-BN19, Cl A3
3.183%, 08/15/2061	385	423
BANK, Ser 2019-BN23, Cl A3
2.920%, 12/15/2052	165	179
Barclays Commercial Mortgage Trust, Ser 2019-C3, Cl A3
3.319%, 05/15/2052	263	289
Bayview MSR Opportunity Master Fund Trust, Ser 2021-2, Cl A2
2.500%, 06/25/2051 (C)(D)	2,400	2,461
BBCMS Mortgage Trust, Ser 2020-C6, Cl A2
2.690%, 02/15/2053	1,205	1,261

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BBCMS Trust, Ser 2015-SRCH, Cl A1
3.312%, 08/10/2035 (D)	$755	$803
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-2, Cl 14A
2.740%, 05/25/2034 (C)	17	16
Bear Stearns Commercial Mortgage Securities Trust, Ser 2005-PWR8, Cl X1, IO 0.716%, 06/11/2041 (C)(D)	4	–
Benchmark Mortgage Trust, Ser 2020-B20, Cl A5
2.034%, 10/15/2053	1,735	1,750
Benchmark Mortgage Trust, Ser 2021-B24, Cl A5
2.584%, 03/15/2054	2,350	2,476
Benchmark Mortgage Trust, Ser 2021-B28, Cl A5
2.224%, 08/15/2054 (C)	1,533	1,566
Bunker Hill Loan Depositary Trust, Ser 2019-2, Cl A1
2.879%, 07/25/2049 (D)	980	994
Bunker Hill Loan Depositary Trust, Ser 2019-3, Cl A1
2.724%, 11/25/2059 (D)	993	1,005
BWAY Mortgage Trust, Ser 2015-1740, Cl A
2.917%, 01/10/2035 (D)	3,025	3,100
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.016%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/15/2036 (D)	3,543	3,549
BX Commercial Mortgage Trust, Ser 2020-FOX, Cl A
1.096%, VAR ICE LIBOR USD 1 Month + 1.000%, 11/15/2032 (D)	4,166	4,174
BX Commercial Mortgage Trust, Ser 2021- SOAR, Cl A
0.766%, VAR ICE LIBOR USD 1 Month + 0.670%, 06/15/2038 (D)	1,310	1,312
BX Trust, Ser 2019-MMP, Cl A
1.096%, VAR ICE LIBOR USD 1 Month + 1.000%, 08/15/2036 (D)	517	517
BX Trust, Ser 2019-OC11, Cl A
3.202%, 12/09/2041 (D)	1,945	2,109
BX Trust, Ser 2021-MFM1, Cl A
0.796%, VAR ICE LIBOR USD 1 Month + 0.700%, 01/15/2034 (D)	2,150	2,152
CALI Mortgage Trust, Ser 2019-101C, Cl A
3.957%, 03/10/2039 (D)	1,905	2,176
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl A
1.166%, VAR ICE LIBOR USD 1 Month + 1.070%, 12/15/2037 (D)	1,715	1,718

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CD Commercial Mortgage Trust, Ser 2006- CD2, Cl X, IO
0.023%, 01/15/2046 (C)(D)	$267	$–
CD Commercial Mortgage Trust, Ser 2017-CD3, Cl A4
3.631%, 02/10/2050	1,240	1,377
CD Commercial Mortgage Trust, Ser 2019-CD8, Cl A4
2.912%, 08/15/2057	954	1,024
Century Plaza Towers, Ser 2019-CPT, Cl A
2.865%, 11/13/2039 (D)	1,865	1,999
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	718	769
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 9A1
2.706%, 02/25/2037 (C)	19	19
Chase Mortgage Finance Trust, Ser 2007-A1, Cl 2A1
2.400%, 02/25/2037 (C)	22	23
Chase Mortgage Finance Trust, Ser 2007-A2, Cl 1A1
2.280%, 06/25/2035 (C)	33	32
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2003-4X, Cl A2
0.864%, VAR ICE LIBOR USD 1 Month + 0.780%, 10/25/2034	980	984
CIM Trust, Ser 2018-INV1, Cl A4
4.000%, 08/25/2048 (C)(D)	295	302
Citigroup Commercial Mortgage Trust, Ser 2014-GC21, Cl A5
3.855%, 05/10/2047	465	500
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	880	952
Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Cl A5
2.869%, 08/10/2056	4,120	4,440
Citigroup Global Markets Mortgage Securities VII, Ser 2003-HYB1, Cl A
2.587%, 09/25/2033 (C)	29	30
Citigroup Mortgage Loan Trust, Ser 2004-HYB1, Cl A41
1.996%, 02/25/2034 (C)	2	3
Citigroup Mortgage Loan Trust, Ser 2004-UST1, Cl A6
1.953%, 08/25/2034 (C)	10	9
Citigroup Mortgage Loan Trust, Ser 2009-10, Cl 1A1 2.630%, 09/25/2033 (C)(D)	44	44
Citigroup Mortgage Loan Trust, Ser 2021-INV1, Cl A3A
2.500%, 05/25/2051 (C)(D)	4,136	4,240

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Mortgage Loan Trust, Ser 2021-INV2, Cl A3A
2.500%, 05/25/2051 (C)(D)	$4,830	$4,946
COLT Mortgage Loan Trust, Ser 2019-4, Cl A1
2.579%, 11/25/2049 (C)(D)	566	567
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066 (C)(D)	2,031	2,028
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR2, Cl CPZ
4.992%, 08/15/2045 (C)(D)	150	150
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 10/15/2045	5,976	5,934
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR10, Cl A4
4.210%, 08/10/2046 (C)	37	39
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR11, Cl A4
4.258%, 08/10/2050	4,304	4,599
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	220	231
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl C
5.241%, 10/10/2046 (C)	90	90
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (C)	190	200
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	2,879	2,947
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR8, Cl A5
3.612%, 06/10/2046 (C)	630	660
Commercial Mortgage Pass-Through Certificates, Ser 2013-LC13, Cl B
5.009%, 08/10/2046 (C)(D)	1,150	1,227
Commercial Mortgage Pass-Through Certificates, Ser 2013-LC6, Cl AM
3.282%, 01/10/2046	2,960	3,047
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR14, Cl B
4.757%, 02/10/2047 (C)	350	375
Commercial Mortgage Pass-Through Certificates, Ser 2014-CR15, Cl A2
2.928%, 02/10/2047	3	3
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS2, Cl XA, IO
1.288%, 03/10/2047 (C)	10,446	238

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS3, Cl AM
4.012%, 06/10/2047	$510	$548
Commercial Mortgage Pass-Through Certificates, Ser 2014-UBS4, Cl A4
3.420%, 08/10/2047	1,530	1,610
Commercial Mortgage Pass-Through Certificates, Ser 2015CR26, Cl C
4.685%, 10/10/2048 (C)	1,445	1,562
Commercial Mortgage Pass-Through Certificates, Ser 2015-CR27, Cl A3
3.349%, 10/10/2048	7,117	7,571
Commercial Mortgage Pass-Through Certificates, Ser 2015-DC1, Cl A2
2.870%, 02/10/2048	17	17
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC19, Cl XA, IO
1.259%, 02/10/2048 (C)	15,894	502
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC21, Cl A4
3.708%, 07/10/2048	614	670
Commercial Mortgage Pass-Through Certificates, Ser 2015-LC23, Cl A3
3.521%, 10/10/2048	804	858
Commercial Mortgage Pass-Through Certificates, Ser 2017-PANW, Cl A
3.244%, 10/10/2029 (D)	1,780	1,853
Commercial Mortgage Pass-Through Certificates, Ser 2020-CBM, Cl A2
2.896%, 02/10/2037 (D)	2,230	2,317
Commercial Mortgage Pass-Through Certificates, Ser 2020-CX, Cl A
2.173%, 11/10/2046 (D)	3,290	3,360
Core Mortgage Trust, Ser 2019-CORE, Cl A
0.976%, VAR ICE LIBOR USD 1 Month + 0.880%, 12/15/2031 (D)	475	476
Countrywide Alternative Loan Trust, Ser 2004-27CB, Cl A1
6.000%, 12/25/2034	399	401
Countrywide Alternative Loan Trust, Ser 2004-J6, PO
0.000%, 11/25/2031 (A)	12	12
Countrywide Alternative Loan Trust, Ser 2004-J6, Cl 2A1
6.500%, 11/25/2031	124	128
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-14, Cl 4A1
2.443%, 08/25/2034 (C)	81	80
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-20, Cl A7
5.250%, 12/25/2027	105	87

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
1.346%, VAR ICE LIBOR USD 1 Month + 1.250%, 01/15/2034 (D)	$3,660	$3,675
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.076%, VAR ICE LIBOR USD 1 Month + 0.980%, 05/15/2036 (D)	7,100	7,121
Credit Suisse Mortgage Trust, Ser 2019-NQM1, Cl A3
3.064%, 10/25/2059 (D)	3,622	3,679
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	922	997
CSAIL Commercial Mortgage Trust, Ser 2015-C3, Cl A3
3.447%, 08/15/2048	918	972
CSAIL Commercial Mortgage Trust, Ser 2015-C4, Cl A4
3.808%, 11/15/2048	695	764
CSAIL Commercial Mortgage Trust, Ser 2021-C20, Cl A3
2.805%, 03/15/2054	573	612
CSAIL Commercial Mortgage Trust, Ser C16, Cl A3
3.329%, 06/15/2052	2,098	2,305
CSAIL Commercial Mortgage Trust, Ser C17, Cl A4
2.763%, 09/15/2052	1,009	1,068
CSFB Mortgage-Backed Pass-Through Certificates, Ser 2003-29, Cl 5A1
7.000%, 12/25/2033	35	36
CSMC Trust, Ser 2014-USA, Cl A2
3.953%, 09/15/2037 (D)	3,530	3,807
CSMC Trust, Ser 2014-USA, Cl B
4.185%, 09/15/2037 (D)	3,900	3,966
CSMC Trust, Ser 2015-5R, Cl 1A1
1.028%, 09/27/2046 (C)(D)	974	978
CSMC Trust, Ser 2016-NXSR, Cl A4
3.795%, 12/15/2049 (C)	1,425	1,579
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048 (C)(D)	4,427	4,526
CSMC Trust, Ser 2018-RPL9, Cl A
3.850%, 09/25/2057 (C)(D)	4,430	4,629
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/2049 (D)	1,577	1,597
CSMC Trust, Ser 2020-FACT, Cl A
1.446%, VAR ICE LIBOR USD 1 Month + 1.350%, 10/15/2037 (D)	4,280	4,296
CSMC Trust, Ser 2021-NQM3, Cl A3
1.632%, 04/25/2066 (C)(D)	2,493	2,505
CSMC TrusT, Ser 2021-NQM5, Cl A1
0.938%, 05/25/2066(C)(D)	3,008	2,995

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust, Ser 2021-RPL2, Cl A1
2.000%, 01/25/2060 (C)(D)	$1,012	$1,033
CSMC Trust, Ser 2021-RPL3, Cl A1
2.000%, 01/25/2060 (C)(D)	6,791	6,918
CSMC Trust, Ser 2021-RPL6, Cl A1
2.000%, 10/25/2060 (C)(D)	1,970	2,009
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl C
5.099%, 01/10/2034 (C)(D)	560	587
DBCCRE Mortgage Trust, Ser 2014-ARCP, Cl A
4.238%, 01/10/2034 (D)	2,450	2,594
DBJPM Mortgage Trust, Ser 2016-C1, Cl B
4.195%, 05/10/2049 (C)	1,780	1,913
DC Office Trust, Ser 2019-MTC, Cl A
2.965%, 09/15/2045 (D)	1,995	2,145
DSLA Mortgage Loan Trust, Ser 2004-AR2, Cl A2B
0.887%, VAR ICE LIBOR USD 1 Month + 0.800%, 11/19/2044	353	340
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066 (C)(D)	949	948
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048 (C)(D)	924	936
FHLMC STACR REMIC Trust, Ser 2020-DNA5, Cl M1
1.350%, VAR SOFR30A + 1.300%, 10/25/2050 (D)	52	52
FHLMC STACR REMIC Trust, Ser 2020-DNA6, Cl M1
0.950%, VAR SOFR30A + 0.900%, 12/25/2050 (D)	907	908
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2021-DNA2, Cl M2
2.350%, VAR SOFR30A + 2.300%, 08/25/2033 (D)	980	1,002
First Horizon Alternative Mortgage Securities Trust, Ser 2004-AA3, Cl A1
2.266%, 09/25/2034 (C)	35	34
Flagstar Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 04/25/2048 (C)(D)	752	755
FNMA Connecticut Avenue Securities, Ser 2016-C02, Cl 1M2
6.084%, VAR ICE LIBOR USD 1 Month + 6.000%, 09/25/2028	2,105	2,204
FNMA Connecticut Avenue Securities, Ser 2017-C01, Cl 1ED1
1.334%, VAR ICE LIBOR USD 1 Month + 1.250%, 07/25/2029	2,121	2,119
FNMA TBA
3.500%, 09/15/2051	6,720	7,109

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
3.000%, 09/15/2051	$10,525	$11,009
2.000%, 09/15/2036 to 09/15/2051	200,401	205,190
1.500%, 09/15/2036 to 09/15/2051	47,400	48,076
FREMF Mortgage Trust, Ser 2012-K20, Cl X2A, IO
0.200%, 05/25/2045 (D)	23,535	21
FWDSecuritization Trust, Ser 2019-INV1, Cl A1
2.810%, 06/25/2049 (C)(D)	1,043	1,063
GCAT LLC, Ser 2019-NQM1, Cl A1
2.985%, 02/25/2059 (D)	306	307
GNMA
4.500%, 11/20/2050 to 12/20/2050	1,300	1,387
3.000%, 07/20/2051	239	250
2.500%, 07/20/2051	14,558	15,103
Granite Point Mortgage Trust, Ser 2021-FL3, Cl A
1.339%, VAR ICE LIBOR USD 1 Month + 1.250%, 07/16/2035 (D)	2,010	2,010
GS Mortgage Securities Trust, Ser 2006- GG8, Cl X, IO
1.270%, 11/10/2039 (C)(D)	814	1
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (D)	390	391
GS Mortgage Securities Trust, Ser 2012-GC6, Cl C
6.045%, 01/10/2045 (C)(D)	1,473	1,487
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	308	308
GS Mortgage Securities Trust, Ser 2013-GC14, Cl A5
4.243%, 08/10/2046	993	1,054
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (C)	390	413
GS Mortgage Securities Trust, Ser 2015-GC32, Cl XA, IO
0.922%, 07/10/2048 (C)	33,278	812
GS Mortgage Securities Trust, Ser 2017-SLP, Cl C
3.924%, 10/10/2032 (D)	4,610	4,697
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl A
1.646%, VAR ICE LIBOR USD 1 Month + 1.550%, 09/15/2031 (D)	3,770	3,402
GS Mortgage Securities Trust, Ser 2018- SRP5, Cl B
4.481%, 09/15/2031	3,762	3,007

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2021-ROSS, Cl A
1.246%, VAR ICE LIBOR USD 1 Month + 1.150%, 05/15/2026 (D)	$1,000	$1,001
GS Mortgage Securities Trust, Ser GC18, Cl A4
4.074%, 01/10/2047	2,005	2,140
GS Mortgage Securities Trust, Ser GSA2, Cl A4
1.721%, 12/12/2053	1,863	1,835
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (D)	4,721	4,915
GS Mortgage-Backed Securities Trust, Ser 2021-RPL1, Cl A2
2.000%, 12/25/2060 (C)(D)	1,111	1,115
GSMPS Mortgage Loan Trust, Ser 1998-1, Cl A
8.000%, 09/19/2027 (C)(D)	1	1
GSMPS Mortgage Loan Trust, Ser 2005-RP3, Cl 1AS, IO
4.222%, 09/25/2035 (C)(D)	173	21
GSR Mortgage Loan Trust, Ser 2004-8F, Cl 2A3
6.000%, 09/25/2034	35	36
GSR Mortgage Loan Trust, Ser 2007-1F, Cl 2A4
5.500%, 01/25/2037	7	9
HarborView Mortgage Loan Trust, Ser 2005-9, Cl 2A1C
0.988%, VAR ICE LIBOR USD 1 Month + 0.900%, 06/20/2035	1,258	1,248
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl A
3.228%, 07/10/2039 (D)	1,900	2,086
Hudson Yards Mortgage Trust, Ser 2019-55HY, Cl A
3.041%, 12/10/2041 (C)(D)	1,995	2,156
Impac CMB Trust, Ser 2005-4, Cl 2A1
0.684%, VAR ICE LIBOR USD 1 Month + 0.300%, 05/25/2035	85	85
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Ser 2010-1, Cl A1
5.314%, 01/25/2051 (D)	1,961	2,089
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
0.944%, VAR ICE LIBOR USD 1 Month + 0.860%, 09/25/2034	11	11
Indymac Index Mortgage Loan Trust, Ser 2004-AR8, Cl 2A2A
0.884%, VAR ICE LIBOR USD 1 Month + 0.800%, 11/25/2034	18	18

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C12, Cl ASB
3.157%, 07/15/2045	$108	$109
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.705%, 09/15/2047 (C)	750	743
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C23, Cl A4
3.670%, 09/15/2047	609	648
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C28, Cl A3
2.912%, 10/15/2048	3,443	3,569
JPMBB Commercial Mortgage Securities Trust, Ser C12, Cl A5
3.664%, 07/15/2045	1,429	1,493
JPMBB Commercial Mortgage Securities Trust, Ser C17, Cl B
5.049%, 01/15/2047 (C)	230	247
JPMBB Commercial Mortgage Securities Trust, Ser C21, Cl AS
3.997%, 08/15/2047	2,730	2,930
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C5, Cl B
4.009%, 03/15/2050 (C)	1,740	1,859
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2006-CB15, Cl X1, IO
0.381%, 06/12/2043 (C)	1,701	–
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP2, Cl A4
2.822%, 08/15/2049	1,400	1,490
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-BCON, Cl B
3.881%, 01/05/2031 (C)(D)	2,415	2,485
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2019-OSB, Cl A
3.397%, 06/05/2039 (D)	2,000	2,223
JPMorgan Chase Commercial Mortgage Securities Trust, Ser C16, Cl A4
4.166%, 12/15/2046	2,143	2,286
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP4, Cl A3
3.393%, 12/15/2049	872	949
JPMorgan Mortgage Trust, Ser 2004-A3, Cl SF3
1.912%, 06/25/2034 (C)	219	219
JPMorgan Mortgage Trust, Ser 2005-A1, Cl 3A4
2.646%, 02/25/2035 (C)	55	54
JPMorgan Mortgage Trust, Ser 2005-A2, Cl 5A2
2.458%, 04/25/2035 (C)	16	17

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 5A3
2.426%, 11/25/2033 (C)	$83	$84
JPMorgan Mortgage Trust, Ser 2006-A2, Cl 4A1
2.228%, 08/25/2034 (C)	92	97
JPMorgan Mortgage Trust, Ser 2017-5, Cl A2
3.087%, 10/26/2048 (C)(D)	3,276	3,406
JPMorgan Mortgage Trust, Ser 2018-3, Cl A1
3.500%, 09/25/2048 (C)(D)	700	703
JPMorgan Mortgage Trust, Ser 2018-4, Cl A1
3.500%, 10/25/2048 (C)(D)	551	558
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048 (C)(D)	689	695
JPMorgan Mortgage Trust, Ser 2019-LTV3, Cl B2
4.431%, 03/25/2050 (C)(D)	960	978
JPMorgan Mortgage Trust, Ser 2021-INV2, Cl A2
2.500%, 12/25/2051 (C)(D)	3,813	3,885
LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Cl XCL, IO
0.368%, 02/15/2041 (C)(D)	912	–
Manhattan West Mortgage Trust, Ser 2020-1MW, Cl A
2.130%, 09/10/2039 (D)	2,300	2,371
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A7A
2.745%, 11/21/2034 (C)	1,051	1,084
MASTR Alternative Loans Trust, Ser 2004-4, Cl 1A1
5.500%, 05/25/2034	267	275
MASTR Alternative Loans Trust, Ser 2006-3, Cl 1A3
6.250%, 07/25/2036	191	155
MASTR Reperforming Loan Trust, Ser 2005-1, Cl 1A1
6.000%, 08/25/2034 (D)	1,272	981
MASTR Reperforming Loan Trust, Ser 2005-2, Cl 1A1F
0.434%, VAR ICE LIBOR USD 1 Month + 0.350%, 05/25/2035 (D)	222	118
MASTR Resecuritization Trust, Ser 2005-PO, Cl 3, PO
0.000%, 05/28/2035 (A)(D)	8	7
MASTR Seasoned Securitization Trust, Ser 2004-1, Cl 4A1
2.470%, 10/25/2032 (C)	2	2

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
MASTR Seasoned Securitization Trust, Ser 2005-1, Cl 4A1
2.422%, 10/25/2032 (C)	$23	$23
Mello Mortgage Capital Acceptance, Ser 2021-INV1, Cl A3
2.500%, 06/25/2051 (C)(D)	3,122	3,190
Mello Warehouse Securitization Trust, Ser 2020-1, Cl A
0.984%, VAR ICE LIBOR USD 1 Month + 0.900%, 10/25/2053 (D)	2,045	2,049
Mello Warehouse Securitization Trust, Ser 2020-2, Cl A
0.884%, VAR ICE LIBOR USD 1 Month + 0.800%, 11/25/2053 (D)	2,174	2,177
Mello Warehouse Securitization Trust, Ser 2021-1, Cl A
0.784%, VAR ICE LIBOR USD 1 Month + 0.700%, 02/25/2055 (D)	663	663
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
0.834%, VAR ICE LIBOR USD 1 Month + 0.750%, 04/25/2055 (D)	1,839	1,840
Merrill Lynch Mortgage Investors Trust, Ser 2003-A4, Cl 2A
2.445%, 07/25/2033 (C)	29	29
Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Cl 2A1
2.080%, 12/25/2034 (C)	75	77
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 2A1
2.301%, 02/25/2034 (C)	25	26
Merrill Lynch Mortgage Investors Trust, Ser 2004-A1, Cl 4A
2.375%, 02/25/2034 (C)	38	39
Merrill Lynch Mortgage Investors Trust, Ser 2004-A4, Cl A2
2.620%, 08/25/2034 (C)	39	40
Merrill Lynch Mortgage Investors Trust, Ser 2004-D, Cl A2
0.873%, VAR ICE LIBOR USD 6 Month + 0.720%, 09/25/2029	59	58
Merrill Lynch Mortgage Investors Trust, Ser 2006-1, Cl 1A
2.111%, 02/25/2036 (C)	32	32
MFA Trust, Ser 2021-RPL1, Cl A1
1.131%, 07/25/2060 (C)(D)	1,585	1,582
MFRA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064 (C)(D)	1,325	1,324
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060 (C)(D)	2,445	2,458
MKT Mortgage Trust, Ser 2020-525M, Cl A
2.694%, 02/12/2040 (D)	3,000	3,171

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
ML-CFC Commercial Mortgage Trust, Ser 2006-4, Cl XC, IO
1.372%, 12/12/2049 (C)(D)	$6	$–
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Cl A4
3.176%, 08/15/2045	490	496
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C20, Cl A4
3.249%, 02/15/2048	262	280
Morgan Stanley Capital I Trust, Ser 2007- T27, Cl AJ
6.215%, 06/11/2042 (C)	2,492	2,541
Morgan Stanley Capital I Trust, Ser 2016-BNK2, Cl XA, IO
1.153%, 11/15/2049 (C)	13,913	578
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
1.496%, VAR ICE LIBOR USD 1 Month + 1.400%, 05/15/2036 (D)	3,030	2,965
Morgan Stanley Capital I Trust, Ser 2020-HR8, Cl A3
1.790%, 07/15/2053	1,356	1,349
Morgan Stanley Capital I Trust, Ser 2020-L4, Cl ASB
2.624%, 02/15/2053	3,930	4,190
Morgan Stanley Capital I Trust, Ser 2021-L6, Cl A4
2.444%, 06/15/2054	489	508
Morgan Stanley Mortgage Loan Trust, Ser 2004-3, Cl 4A
5.647%, 04/25/2034 (C)	92	98
Mortgage Loan Resecuritization Trust, Ser 2009-RS1, Cl A85
0.436%, VAR ICE LIBOR USD 1 Month + 0.340%, 04/16/2036 (D)	3,397	3,145
MSBAM Commercial Mortgage Securities Trust, Ser 2012-CKSV, Cl A2
3.277%, 10/15/2030 (D)	150	149
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (C)(D)	3,115	3,226
MSG III Securitization Trust, Ser 2021-1, Cl A
0.841%, VAR ICE LIBOR USD 1 Month + 0.750%, 06/25/2054 (D)	5,180	5,174
Natixis Commercial Mortgage Securities Trust, Ser 2020-2PAC, Cl A
2.966%, 12/15/2038 (D)	2,085	2,185
New Residential Mortgage Loan Trust, Ser 2015-2A, Cl A1
3.750%, 08/25/2055 (C)(D)	1,556	1,647
New Residential Mortgage Loan Trust, Ser 2017-4A, Cl A1
4.000%, 05/25/2057 (C)(D)	2,861	3,055

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2019-4A, Cl A1B
3.500%, 12/25/2058 (C)(D)	$2,324	$2,445
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl A1B
3.500%, 09/25/2059 (C)(D)	2,831	2,985
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059 (C)(D)	1,616	1,763
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059 (C)(D)	605	610
New Residential Mortgage Loan Trust, Ser 2019-RPL3, Cl A1
2.750%, 07/25/2059 (C)(D)	836	867
New York Mortgage Trust, Ser 2006-1, Cl 2A2
2.702%, 05/25/2036 (C)	64	59
NewRez Warehouse Securitization Trust, Ser 2021-1, Cl A
0.834%, VAR ICE LIBOR USD 1 Month + 0.750%, 05/25/2055 (D)	4,790	4,801
OBX Trust, Ser 2019-EXP1, Cl 1A3
4.000%, 01/25/2059 (C)(D)	188	191
OBX Trust, Ser 2020-EXP1, Cl 2A1A
0.834%, VAR ICE LIBOR USD 1 Month + 0.750%, 02/25/2060 (D)	856	856
OBX Trust, Ser 2020-EXP3, Cl 2A1A
0.984%, VAR ICE LIBOR USD 1 Month + 0.900%, 01/25/2060 (D)	806	807
OBX Trust, Ser 2021-NQM2, Cl A1
1.101%, 05/25/2061 (C)(D)	1,193	1,197
OBX Trust, Ser 2021-NQM3, Cl A1
1.054%, 07/25/2061 (C)(D)	1,520	1,521
One Bryant Park Trust, Ser 2019-OBP, Cl A
2.516%, 09/15/2054 (D)	2,490	2,605
Prime Mortgage Trust, Ser 2004-CL1, Cl 1, PO
0.000%, 02/25/2034 (A)	7	6
Prime Mortgage Trust, Ser 2004-CL1, Cl 1A1
6.000%, 02/25/2034	28	29
RALI Trust, Ser 2005-QO2, Cl A1
1.458%, VAR 12 Month Treas Avg + 1.360%, 09/25/2045	260	255
RALI Trust, Ser 2005-QO5, Cl A1
1.098%, VAR 12 Month Treas Avg + 1.000%, 01/25/2046	351	325
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	27	27
RAMP Trust, Ser 2005-SL1, Cl A5
6.500%, 05/25/2032	3	3

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RBS Commercial Funding Trust, Ser 2013-GSP, Cl A
3.961%, 01/15/2032 (C)(D)	$670	$709
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.900%, 12/25/2034 (C)	198	195
Residential Mortgage Loan Trust, Ser 2020-2, Cl A1
1.654%, 05/25/2060 (C)(D)	2,960	2,978
Sequoia Mortgage Trust, Ser 2004-12, Cl A3
0.479%, VAR ICE LIBOR USD 6 Month + 0.320%, 01/20/2035	112	109
Sequoia Mortgage Trust, Ser 2018-CH4, Cl B1B
5.027%, 10/25/2048 (C)(D)	2,385	2,469
SFAVE Commercial Mortgage Securities Trust, Ser 2015-5AVE, Cl A2B
4.144%, 01/05/2043 (C)(D)	115	127
STACR Trust, Ser 2018-DNA3, Cl M2A
2.184%, VAR ICE LIBOR USD 1 Month + 2.100%, 09/25/2048 (D)	1,400	1,412
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065 (C)(D)	1,269	1,273
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050 (C)(D)	1,282	1,295
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065 (C)(D)	1,222	1,229
Starwood Mortgage Residential Trust, Ser 2020-INV1, Cl A1
1.027%, 11/25/2055 (C)(D)	1,019	1,018
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-19XS, Cl 1A1
0.404%, VAR ICE LIBOR USD 1 Month + 0.320%, 10/25/2035	950	944
Structured Asset Mortgage Investments II Trust, Ser 2004-AR5, Cl 1A1
0.747%, VAR ICE LIBOR USD 1 Month + 0.660%, 10/19/2034	70	69
Structured Asset Mortgage Investments II Trust, Ser 2005-AR1, Cl A1
0.567%, VAR ICE LIBOR USD 1 Month + 0.480%, 04/19/2035	1,148	1,128
Structured Asset Securities, Ser 2003-31A, Cl 2A7
2.372%, 10/25/2033 (C)	1,214	1,246
Structured Asset Securities, Ser 2003-37A, Cl 2A
2.205%, 12/25/2033 (C)	36	36

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Thornburg Mortgage Securities Trust, Ser 2003-4, Cl A1
0.724%, VAR ICE LIBOR USD 1 Month + 0.640%, 09/25/2043	$119	$121
UBS Commercial Mortgage Trust, Ser 2018-C11, Cl B
4.713%, 06/15/2051 (C)	1,750	1,973
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl B
4.365%, 08/10/2049 (C)(D)	435	449
Verus Securitization Trust, Ser 2019-3, Cl A1
2.784%, 07/25/2059 (D)	1,007	1,014
Verus Securitization Trust, Ser 2019-4, Cl A1
2.642%, 11/25/2059 (D)	1,550	1,574
Verus Securitization Trust, Ser 2019-INV2, Cl A1
2.913%, 07/25/2059 (C)(D)	679	687
Verus Securitization Trust, Ser 2019-INV3, Cl A1
2.692%, 11/25/2059 (C)(D)	1,529	1,550
Verus Securitization Trust, Ser 2020-2, Cl A1
2.226%, 05/25/2060 (C)(D)	1,497	1,506
Verus Securitization Trust, Ser 2020-5, Cl A1
1.218%, 05/25/2065 (D)	419	421
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066 (C)(D)	1,491	1,490
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066 (C)(D)	2,736	2,733
Verus Securitization Trust, Ser 2021-3, Cl A1
1.046%, 06/25/2066 (C)(D)	1,906	1,909
Verus Securitization Trust, Ser 2021-4, Cl A1
0.938%, 07/25/2066 (C)(D)	1,994	1,991
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063 (C)(D)	1,730	1,730
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064 (C)(D)	1,765	1,759
Visio Trust, Ser 2020-1R, Cl A1
1.312%, 11/25/2055 (D)	1,153	1,158
VNDO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (D)	100	102
VNDO Mortgage Trust, Ser 2016-350P, Cl A
3.805%, 01/10/2035 (D)	1,210	1,341
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR10, Cl A7
2.559%, 10/25/2033 (C)	49	49
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR6, Cl A1
2.557%, 06/25/2033 (C)	46	47
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.380%, 08/25/2033 (C)	43	44

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR9, Cl 1A6
2.630%, 09/25/2033 (C)	$100	$100
WaMu Mortgage Pass-Through Certificates, Ser 2003-S4, Cl 2A10
17.231%, 06/25/2033 (C)	9	11
WaMu Mortgage Pass-Through Certificates, Ser 2003-S9, Cl A8
5.250%, 10/25/2033	175	180
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR3, Cl A2
2.590%, 06/25/2034 (C)	32	33
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR4, Cl A6
2.618%, 06/25/2034 (C)	3,110	3,156
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR7, Cl A6
2.594%, 07/25/2034 (C)	3,345	3,411
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.604%, VAR ICE LIBOR USD 1 Month + 0.520%, 11/25/2045	6,929	6,834
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A1
0.624%, VAR ICE LIBOR USD 1 Month + 0.540%, 12/25/2045	4,127	4,206
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR1, Cl 1A1B
1.168%, VAR 12 Month Treas Avg + 1.070%, 01/25/2046	1,151	905
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR14, Cl 1A4
2.609%, 11/25/2036 (C)	77	77
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 1A1B
0.918%, VAR 12 Month Treas Avg + 0.810%, 12/25/2046	111	100
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR17, Cl 2A
1.806%, VAR Cost of Funds 11th District of San Fran + 1.500%, 12/25/2046	184	178
Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-3, Cl CX, IO
5.500%, 05/25/2035	156	27
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS2, Cl 1A1
5.750%, 02/25/2033	6	6
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS8, Cl 1P, PO
0.000%, 05/25/2033 (A)	3	2

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Washington Mutual MSC Mortgage Pass-Through Certificates, Ser 2003-MS9, Cl 2P, PO
0.000%, 04/25/2033 (A)	$28	$27
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl B
4.142%, 10/15/2045	1,455	1,498
Wells Fargo Commercial Mortgage Trust, Ser 2021-C60, Cl A4
2.342%, 08/15/2054	715	737
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR14, Cl A1
2.581%, 08/25/2035 (C)	23	24
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.450%, 06/15/2045 (C)(D)	2,430	8
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl C
4.448%, 03/15/2048 (C)	490	504
WFRBS Commercial Mortgage Trust, Ser 2013-C12, Cl XA, IO
1.250%, 03/15/2048 (C)(D)	6,686	83
WFRBS Commercial Mortgage Trust, Ser 2013-C15, Cl A4
4.153%, 08/15/2046 (C)	150	158
WFRBS Commercial Mortgage Trust, Ser 2013-C17, Cl A4
4.023%, 12/15/2046	120	127
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl B
4.723%, 03/15/2047 (C)	210	223
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl A3
3.660%, 03/15/2047	371	369
WFRBS Commercial Mortgage Trust, Ser 2014-C19, Cl XA, IO
1.174%, 03/15/2047 (C)	4,171	80
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl B
4.213%, 08/15/2047 (C)	2,180	2,278
WFRBS Commercial Mortgage Trust, Ser 2014-C21, Cl XA, IO
1.174%, 08/15/2047 (C)	11,776	282
WFRBS Commercial Mortgage Trust, Ser 2014-C22, Cl B
4.371%, 09/15/2057 (C)	970	1,044
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.709%, 10/15/2057(C)	4,357	64

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl AS
3.931%, 11/15/2047	$1,330	$1,418

		694,053

Total Mortgage-Backed Securities (Cost $2,940,425) ($ Thousands)		2,966,667

CORPORATE OBLIGATIONS — 29.0%

Communication Services — 3.1%
Alphabet
2.050%, 08/15/2050	630	572
1.100%, 08/15/2030	400	380
0.800%, 08/15/2027	350	342
0.450%, 08/15/2025	180	178
AT&T
6.500%, 09/01/2037(B)	2,770	3,807
5.350%, 09/01/2040	80	104
5.250%, 03/01/2037	3,910	4,959
4.850%, 03/01/2039	414	508
4.750%, 05/15/2046	1,335	1,631
4.500%, 05/15/2035	2,740	3,249
4.500%, 03/09/2048	195	231
4.350%, 03/01/2029	515	597
4.350%, 06/15/2045	1,082	1,253
3.850%, 06/01/2060	1,196	1,275
3.800%, 12/01/2057(D)	10,350	11,008
3.650%, 09/15/2059(D)	36	37
3.550%, 09/15/2055(D)	1,062	1,087
3.500%, 06/01/2041	825	869
3.500%, 09/15/2053(D)	11,363	11,672
3.100%, 02/01/2043	1,524	1,510
2.550%, 12/01/2033(D)	5,763	5,792
2.300%, 06/01/2027	1,200	1,252
2.250%, 02/01/2032	1,792	1,781
1.700%, 03/25/2026	3,250	3,293
1.650%, 02/01/2028	4,440	4,437
Charter Communications Operating LLC / Charter Communications Operating Capital
5.375%, 04/01/2038	1,800	2,225
5.050%, 03/30/2029	2,530	2,996
4.908%, 07/23/2025	2,190	2,478
4.464%, 07/23/2022	732	753
4.400%, 12/01/2061	1,115	1,222
4.200%, 03/15/2028	980	1,109
3.750%, 02/15/2028	681	753
Charter Communications Operating LLC/ Charter Communications Operating
6.484%, 10/23/2045	110	153

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.384%, 10/23/2035	$170	$227
5.750%, 04/01/2048	570	733
5.375%, 05/01/2047	250	308
4.800%, 03/01/2050	2,011	2,349
3.900%, 06/01/2052	1,634	1,687
3.500%, 06/01/2041	1,532	1,549
Comcast
7.050%, 03/15/2033	50	73
4.700%, 10/15/2048	250	329
4.600%, 10/15/2038	175	219
4.400%, 08/15/2035	3,525	4,284
4.250%, 10/15/2030	1,010	1,192
4.250%, 01/15/2033	360	430
4.200%, 08/15/2034	570	679
4.150%, 10/15/2028	3,480	4,037
4.000%, 03/01/2048	110	129
3.969%, 11/01/2047	120	141
3.950%, 10/15/2025	1,110	1,239
3.750%, 04/01/2040	1,659	1,905
3.700%, 04/15/2024	1,100	1,187
3.450%, 02/01/2050	300	330
3.400%, 04/01/2030	2,505	2,784
3.400%, 07/15/2046	60	65
3.300%, 04/01/2027	310	341
3.250%, 11/01/2039	250	272
3.150%, 03/01/2026	800	869
3.100%, 04/01/2025	50	54
2.800%, 01/15/2051	270	262
1.500%, 02/15/2031	7,945	7,617
Comcast Cable Communications Holdings
9.455%, 11/15/2022	240	267
Comcast Cable Holdings LLC
10.125%, 04/15/2022(B)	190	201
Cox Communications
4.800%, 02/01/2035(D)	1,665	2,022
2.600%, 06/15/2031(D)	1,660	1,699
Discovery Communications LLC
4.650%, 05/15/2050	236	280
4.000%, 09/15/2055	955	1,022
Fox
5.476%, 01/25/2039	270	350
4.709%, 01/25/2029	210	247
3.500%, 04/08/2030	560	616
Level 3 Financing
3.875%, 11/15/2029(D)	3,310	3,554
3.400%, 03/01/2027(D)	895	943
NBCUniversal Media LLC
5.950%, 04/01/2041	375	552
Netflix
5.875%, 11/15/2028	1,480	1,835
3.625%, 06/15/2025(D)	1,378	1,478

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NTT Finance
1.162%, 04/03/2026(D)	$8,486	$8,481
Rogers Communications
4.100%, 10/01/2023	133	142
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044(D)	2,000	2,337
Sky
3.750%, 09/16/2024(D)	2,045	2,230
Sprint Capital
8.750%, 03/15/2032	200	306
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
5.152%, 03/20/2028(D)	7,425	8,551
4.738%, 03/20/2025(D)	5,334	5,700
Telefonica Emisiones
5.520%, 03/01/2049	588	776
4.103%, 03/08/2027	150	169
Tencent Holdings MTN
3.840%, 04/22/2051(D)	2,320	2,510
3.595%, 01/19/2028(D)	2,370	2,566
Time Warner Cable LLC
7.300%, 07/01/2038	100	146
6.750%, 06/15/2039	170	237
6.550%, 05/01/2037	40	55
5.875%, 11/15/2040	2,595	3,346
5.500%, 09/01/2041	4,882	6,097
Time Warner Entertainment
8.375%, 07/15/2033	1,380	2,055
T-Mobile USA
4.375%, 04/15/2040	2,770	3,227
3.875%, 04/15/2030	6,120	6,857
3.750%, 04/15/2027	4,608	5,100
3.500%, 04/15/2025	720	777
3.500%, 04/15/2031(D)	3,422	3,644
3.375%, 04/15/2029(D)	4,275	4,517
3.300%, 02/15/2051	210	211
3.000%, 02/15/2041	480	477
2.875%, 02/15/2031	1,358	1,395
2.550%, 02/15/2031	3,410	3,476
2.250%, 02/15/2026(D)	10,780	11,009
2.250%, 11/15/2031	790	786
2.050%, 02/15/2028	150	153
Verizon Communications
5.500%, 03/16/2047	100	142
5.250%, 03/16/2037	1,100	1,458
4.862%, 08/21/2046	270	352
4.522%, 09/15/2048	1,670	2,098
4.500%, 08/10/2033	470	569
4.400%, 11/01/2034	3,975	4,786
4.329%, 09/21/2028	3,602	4,206
4.125%, 03/16/2027	330	377
4.125%, 08/15/2046	430	505

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.016%, 12/03/2029	$1,337	$1,538
4.000%, 03/22/2050	1,330	1,544
3.850%, 11/01/2042	1,750	1,999
3.700%, 03/22/2061	2,423	2,664
3.550%, 03/22/2051	3,997	4,343
3.400%, 03/22/2041	1,559	1,670
3.376%, 02/15/2025	967	1,047
3.150%, 03/22/2030	580	629
3.000%, 03/22/2027	220	238
2.875%, 11/20/2050	1,724	1,661
2.650%, 11/20/2040	5,960	5,783
2.625%, 08/15/2026	1,200	1,277
2.550%, 03/21/2031	5,982	6,179
2.100%, 03/22/2028	1,895	1,945
1.750%, 01/20/2031	1,640	1,588
1.450%, 03/20/2026	470	476
0.850%, 11/20/2025	220	218
ViacomCBS
6.875%, 04/30/2036	1,175	1,694
5.900%, 10/15/2040	840	1,127
5.850%, 09/01/2043	279	385
4.950%, 01/15/2031	424	513
4.950%, 05/19/2050	750	953
4.750%, 05/15/2025	2,640	2,976
4.600%, 01/15/2045	148	178
4.200%, 05/19/2032	2,038	2,353
3.875%, 04/01/2024	230	246
3.700%, 08/15/2024	1,505	1,621
Vodafone Group
5.250%, 05/30/2048	2,370	3,157
4.875%, 06/19/2049	3,011	3,869
Vodafone Group PLC
4.375%, 05/30/2028	1,010	1,175
Walt Disney
8.875%, 04/26/2023	150	171
6.650%, 11/15/2037	260	396
6.400%, 12/15/2035	69	102
6.200%, 12/15/2034	265	377
4.700%, 03/23/2050	1,035	1,384
4.625%, 03/23/2040	2,385	3,049
3.600%, 01/13/2051	1,735	2,002

		288,223

Consumer Discretionary — 1.4%
7-Eleven
0.625%, 02/10/2023 (D)	3,555	3,551
Advance Auto Parts
3.900%, 04/15/2030	1,950	2,171
Alimentation Couche-Tard
3.550%, 07/26/2027 (D)	2,200	2,432
Amazon.com
4.950%, 12/05/2044	600	825

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.800%, 12/05/2034	$187	$242
4.250%, 08/22/2057	160	208
4.050%, 08/22/2047	570	704
3.875%, 08/22/2037	1,780	2,124
3.250%, 05/12/2061	790	863
3.150%, 08/22/2027	160	177
3.100%, 05/12/2051	2,680	2,887
2.700%, 06/03/2060	353	344
2.500%, 06/03/2050	880	845
2.100%, 05/12/2031	4,192	4,298
1.650%, 05/12/2028	3,166	3,224
1.500%, 06/03/2030(B)	540	531
1.200%, 06/03/2027	1,090	1,095
1.000%, 05/12/2026	5,273	5,301
0.800%, 06/03/2025	880	882
American Honda Finance MTN
2.000%, 03/24/2028	725	746
1.000%, 09/10/2025	2,610	2,615
AutoNation
2.400%, 08/01/2031	1,618	1,599
1.950%, 08/01/2028	1,156	1,149
BMW US Capital LLC
3.800%, 04/06/2023(D)	1,780	1,873
1.850%, 09/15/2021(D)	180	180
Daimler Finance North America LLC
2.700%, 06/14/2024(D)	990	1,041
1.025%, VAR ICE LIBOR USD 3 Month + 0.900%, 02/15/2022(D)	2,000	2,008
0.750%, 03/01/2024(D)	3,010	3,018
Dollar General
3.250%, 04/15/2023	70	73
Ford Motor
4.750%, 01/15/2043	622	671
Ford Motor Credit LLC
4.271%, 01/09/2027	1,985	2,124
4.000%, 11/13/2030	1,129	1,191
3.813%, 10/12/2021	925	925
3.625%, 06/17/2031	3,239	3,336
3.339%, 03/28/2022	3,990	4,031
3.096%, 05/04/2023	200	204
2.700%, 08/10/2026	3,004	3,033
1.416%, VAR ICE LIBOR USD 3 Month + 1.270%, 03/28/2022	2,200	2,201
0.999%, VAR ICE LIBOR USD 3 Month + 0.880%, 10/12/2021	3,020	3,020
General Motors
6.250%, 10/02/2043	940	1,287
5.400%, 04/01/2048	449	569
5.150%, 04/01/2038	150	181
4.875%, 10/02/2023	3,330	3,612
General Motors Financial
4.375%, 09/25/2021	2,985	2,993

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 01/17/2027	$180	$203
4.200%, 11/06/2021	375	378
3.450%, 04/10/2022	515	522
3.150%, 06/30/2022	3,095	3,157
Home Depot
3.900%, 12/06/2028	80	93
3.900%, 06/15/2047	100	120
3.350%, 04/15/2050	800	890
3.300%, 04/15/2040	855	948
3.125%, 12/15/2049	1,505	1,614
2.700%, 04/15/2030	480	515
2.500%, 04/15/2027	430	460
2.375%, 03/15/2051	859	805
Hyundai Capital America
1.800%, 10/15/2025 (D)	1,926	1,950
1.250%, 09/18/2023 (D)	1,204	1,215
Hyundai Capital America MTN
2.000%, 06/15/2028 (D)	1,169	1,164
1.300%, 01/08/2026 (D)	2,404	2,378
0.800%, 01/08/2024 (D)	2,447	2,438
Las Vegas Sands
3.200%, 08/08/2024	1,480	1,538
2.900%, 06/25/2025	140	145
Lowe’s
5.000%, 04/15/2040	2,025	2,621
4.500%, 04/15/2030	320	380
2.500%, 04/15/2026	260	276
Marriott International/MD
5.750%, 05/01/2025	777	893
2.850%, 04/15/2031	3,473	3,543
McDonald’s MTN
4.875%, 12/09/2045	670	881
4.200%, 04/01/2050	1,250	1,534
3.800%, 04/01/2028	1,220	1,380
3.700%, 01/30/2026	1,065	1,179
3.625%, 09/01/2049	355	399
3.600%, 07/01/2030	460	520
3.500%, 03/01/2027	180	199
3.500%, 07/01/2027	510	566
3.300%, 07/01/2025	480	520
2.125%, 03/01/2030	420	427
1.450%, 09/01/2025	850	866
Newell Brands
4.700%, 04/01/2026	560	626
4.350%, 04/01/2023	376	397
NIKE
3.375%, 03/27/2050	20	23
3.250%, 03/27/2040	330	368
2.850%, 03/27/2030	650	711
2.750%, 03/27/2027	640	693
2.400%, 03/27/2025	400	424

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
QVC
4.850%, 04/01/2024	$735	$799
Sands China
5.125%, 08/08/2025	810	901
4.600%, 08/08/2023	700	739
Starbucks
3.500%, 11/15/2050	4,428	4,853
3.350%, 03/12/2050	1,458	1,560
1.300%, 05/07/2022	983	989
Target
2.250%, 04/15/2025	710	746
Volkswagen Group of America Finance LLC
2.900%, 05/13/2022 (D)	3,135	3,189
1.250%, 11/24/2025 (D)	2,520	2,521
0.875%, 11/22/2023 (D)	2,420	2,434

		135,074

Consumer Staples — 2.1%
Adani International Container Terminal PVT
3.000%, 02/16/2031 (D)	624	612
Adani Ports and Special Economic Zone
4.200%, 08/04/2027 (D)	1,407	1,493
Advocate Health & Hospitals
2.211%, 06/15/2030	3,565	3,669
Aetna
3.875%, 08/15/2047	962	1,092
2.800%, 06/15/2023	3,648	3,785
Altria Group
5.950%, 02/14/2049	280	364
5.800%, 02/14/2039	1,065	1,333
4.800%, 02/14/2029	221	257
4.400%, 02/14/2026	203	230
4.000%, 02/04/2061	205	201
3.875%, 09/16/2046	1,603	1,619
3.700%, 02/04/2051	807	783
3.400%, 02/04/2041	3,469	3,335
2.450%, 02/04/2032	7,249	7,085
2.350%, 05/06/2025	511	533
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	7,694	9,817
4.700%, 02/01/2036	2,187	2,696
3.650%, 02/01/2026	1,978	2,184
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,600	2,224
5.450%, 01/23/2039	2,180	2,880
4.750%, 01/23/2029	1,420	1,688
4.600%, 04/15/2048	5,183	6,374
4.500%, 06/01/2050	1,860	2,312
4.375%, 04/15/2038	2,357	2,813
4.350%, 06/01/2040	970	1,163
4.000%, 04/13/2028	310	353

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 07/15/2042	$696	$766
3.500%, 06/01/2030	300	334
Bacardi
4.700%, 05/15/2028 (D)	775	904
4.450%, 05/15/2025 (D)	3,160	3,509
BAT Capital
4.906%, 04/02/2030	417	484
4.700%, 04/02/2027	500	568
4.540%, 08/15/2047	4,805	5,150
4.390%, 08/15/2037	680	739
3.984%, 09/25/2050	1,035	1,025
3.557%, 08/15/2027	3,860	4,177
3.215%, 09/06/2026	2,435	2,599
2.726%, 03/25/2031	5,115	5,098
2.259%, 03/25/2028	1,202	1,208
Bayer US Finance LLC
3.375%, 10/08/2024 (D)	1,475	1,578
Bayer US Finance II LLC
4.375%, 12/15/2028 (D)	3,750	4,306
4.250%, 12/15/2025 (D)	3,105	3,457
Bon Secours Mercy Health
3.464%, 06/01/2030	1,480	1,642
Bunge Finance
3.750%, 09/25/2027	3,912	4,346
2.750%, 05/14/2031	4,804	4,933
1.630%, 08/17/2025	1,346	1,367
Cargill
1.375%, 07/23/2023 (D)	690	704
Coca-Cola
3.375%, 03/25/2027	330	368
2.600%, 06/01/2050	200	198
2.500%, 06/01/2040	310	311
2.500%, 03/15/2051	1,190	1,154
1.450%, 06/01/2027	630	643
CommonSpirit Health
3.347%, 10/01/2029	1,025	1,113
2.782%, 10/01/2030	1,930	2,019
Constellation Brands
4.400%, 11/15/2025	775	873
Costco Wholesale
1.750%, 04/20/2032	560	558
1.375%, 06/20/2027	1,220	1,234
CVS Pass-Through Trust
6.036%, 12/10/2028	1,349	1,582
5.926%, 01/10/2034 (D)	143	174
5.880%, 01/10/2028	85	98
5.789%, 01/10/2026 (D)	615	673
Danone
2.947%, 11/02/2026 (D)	450	484
2.589%, 11/02/2023 (D)	1,580	1,644
2.077%, 11/02/2021 (D)	1,030	1,032

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Diageo Investment
2.875%, 05/11/2022	$980	$998
DP World MTN
5.625%, 09/25/2048 (D)	2,790	3,503
Estee Lauder
1.950%, 03/15/2031	2,325	2,357
Fresenius Medical Care US Finance III
1.875%, 12/01/2026 (D)	2,440	2,463
Hershey
0.900%, 06/01/2025	210	211
Imperial Brands Finance PLC
4.250%, 07/21/2025 (D)	3,165	3,475
Keurig Dr Pepper
4.417%, 05/25/2025	380	425
Kimberly-Clark
3.100%, 03/26/2030	200	222
Kraft Heinz Foods
5.000%, 06/04/2042	1,585	2,005
4.875%, 10/01/2049	3,945	4,905
3.000%, 06/01/2026	583	618
Kroger
5.400%, 01/15/2049	1,760	2,446
4.450%, 02/01/2047	275	335
Land O’ Lakes
6.000%, 11/15/2022 (D)	1,890	1,986
Molson Coors Beverage
3.500%, 05/01/2022	220	225
Molson Coors Brewing
4.200%, 07/15/2046	2,687	3,036
Mondelez International
1.500%, 05/04/2025	1,070	1,090
Mondelez International Holdings Netherlands BV
2.125%, 09/19/2022 (D)	450	459
PepsiCo
3.875%, 03/19/2060	200	249
3.625%, 03/19/2050	110	131
2.875%, 10/15/2049	250	262
2.625%, 03/19/2027	80	86
2.250%, 03/19/2025	80	84
1.625%, 05/01/2030	30	30
0.750%, 05/01/2023	820	827
Philip Morris International
2.900%, 11/15/2021	550	553
2.500%, 08/22/2022	1,530	1,564
2.500%, 11/02/2022	1,250	1,279
2.100%, 05/01/2030	460	464
1.125%, 05/01/2023	410	415
Procter & Gamble
3.100%, 08/15/2023	140	148
3.000%, 03/25/2030	380	422
2.800%, 03/25/2027	130	141

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Reckitt Benckiser Treasury Services PLC
2.750%, 06/26/2024 (D)	$3,675	$3,869
Reynolds American
8.125%, 05/01/2040	1,060	1,559
7.250%, 06/15/2037	745	1,014
6.150%, 09/15/2043	480	609
5.850%, 08/15/2045	4,055	5,015
Shire Acquisitions Investments Ireland
2.875%, 09/23/2023	4,966	5,185
Smith & Nephew PLC
2.032%, 10/14/2030	1,245	1,226
Sodexo
1.634%, 04/16/2026 (D)	2,147	2,176
Takeda Pharmaceutical
5.000%, 11/26/2028	980	1,183
4.400%, 11/26/2023	4,309	4,654
2.050%, 03/31/2030	2,863	2,855
Trustees of the University of Pennsylvania
3.610%, 02/15/2119	43	50
Walgreens Boots Alliance
3.300%, 11/18/2021	888	889
Walmart
3.950%, 06/28/2038	1,520	1,845
3.700%, 06/26/2028	1,560	1,781
3.550%, 06/26/2025	230	253
3.400%, 06/26/2023	305	322
3.300%, 04/22/2024	175	187
3.050%, 07/08/2026	1,786	1,956
Yale University
1.482%, 04/15/2030	1,184	1,174
0.873%, 04/15/2025	1,381	1,392

		200,555

Energy — 2.9%
Aker BP
4.000%, 01/15/2031 (D)	1,094	1,205
Apache
5.100%, 09/01/2040	110	122
4.750%, 04/15/2043 (B)	420	451
4.375%, 10/15/2028 (B)	990	1,068
4.250%, 01/15/2030	20	22
4.250%, 01/15/2044	1,130	1,148
3.250%, 04/15/2022	45	45
BG Energy Capital PLC
4.000%, 10/15/2021 (D)	2,775	2,787
BP Capital Markets America
3.796%, 09/21/2025	90	99
3.790%, 02/06/2024	150	161
3.633%, 04/06/2030	480	542
3.379%, 02/08/2061	1,808	1,882
3.216%, 11/28/2023	1,630	1,722
3.194%, 04/06/2025	1,990	2,139

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.119%, 05/04/2026	$400	$435
3.000%, 02/24/2050	1,890	1,868
BP Capital Markets PLC
3.535%, 11/04/2024	150	163
3.506%, 03/17/2025	340	370
Cameron LNG LLC
3.302%, 01/15/2035 (D)	990	1,075
2.902%, 07/15/2031 (D)	1,530	1,647
Canadian Natural Resources
6.450%, 06/30/2033	200	264
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/2029	1,846	2,025
Chevron
3.191%, 06/24/2023	95	99
2.978%, 05/11/2040	650	680
2.954%, 05/16/2026	1,100	1,193
2.355%, 12/05/2022	290	296
1.995%, 05/11/2027	1,280	1,328
1.554%, 05/11/2025	830	851
Chevron USA
5.250%, 11/15/2043	150	206
5.050%, 11/15/2044	186	252
4.950%, 08/15/2047	330	453
3.850%, 01/15/2028	990	1,124
3.078%, 05/11/2050	950	1,003
1.018%, 08/12/2027	875	861
Cimarex Energy
4.375%, 06/01/2024	80	86
4.375%, 03/15/2029	1,840	2,092
3.900%, 05/15/2027	1,740	1,921
ConocoPhillips
6.950%, 04/15/2029	995	1,346
4.300%, 08/15/2028 (D)	1,130	1,310
4.150%, 11/15/2034	753	878
3.750%, 10/01/2027 (D)	1,385	1,558
Continental Resources/Oklahoma
4.900%, 06/01/2044	340	383
4.500%, 04/15/2023	480	500
4.375%, 01/15/2028(B)	810	909
3.800%, 06/01/2024	770	822
Devon Energy
7.875%, 09/30/2031	1,580	2,239
5.850%, 12/15/2025	1,000	1,164
5.600%, 07/15/2041	871	1,089
5.250%, 09/15/2024 (D)	583	647
5.250%, 10/15/2027 (D)	98	104
5.000%, 06/15/2045	3,069	3,632
4.750%, 05/15/2042	975	1,120
4.500%, 01/15/2030 (D)	256	280
Diamondback Energy
4.400%, 03/24/2051	660	756
3.500%, 12/01/2029	930	1,001

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.250%, 12/01/2026	$380	$407
3.125%, 03/24/2031	320	333
2.875%, 12/01/2024	280	294
Ecopetrol
5.875%, 05/28/2045	3,400	3,646
4.125%, 01/16/2025	167	175
Enable Midstream Partners
4.950%, 05/15/2028	2,597	2,955
4.400%, 03/15/2027	1,531	1,703
4.150%, 09/15/2029	908	995
3.900%, 05/15/2024	209	222
Energy Transfer
8.250%, 11/15/2029	2,252	3,105
6.250%, 04/15/2049	560	741
6.125%, 12/15/2045	961	1,236
6.100%, 02/15/2042	398	498
6.050%, 06/01/2041	353	444
6.000%, 06/15/2048	311	397
5.500%, 06/01/2027	620	732
5.400%, 10/01/2047	2,050	2,488
5.350%, 05/15/2045	1,849	2,194
5.300%, 04/01/2044	60	70
5.300%, 04/15/2047	237	280
5.250%, 04/15/2029	2,085	2,456
5.150%, 03/15/2045	1,993	2,313
5.000%, 05/15/2050	1,505	1,763
4.950%, 06/15/2028	410	475
4.000%, 10/01/2027	2,095	2,328
3.750%, 05/15/2030	2,560	2,780
2.900%, 05/15/2025	740	777
Eni SpA
4.000%, 09/12/2023 (D)	4,400	4,681
Enterprise Products Operating LLC
7.550%, 04/15/2038	60	93
6.125%, 10/15/2039	145	203
4.850%, 03/15/2044	60	74
4.800%, 02/01/2049	230	287
4.200%, 01/31/2050	2,910	3,364
4.150%, 10/16/2028	1,580	1,815
4.050%, 02/15/2022	14	14
3.950%, 01/31/2060	300	334
3.700%, 01/31/2051	510	553
3.125%, 07/31/2029	350	379
2.800%, 01/31/2030	1,800	1,910
EOG Resources
4.950%, 04/15/2050	1,730	2,327
4.375%, 04/15/2030	860	1,016
4.150%, 01/15/2026	270	303
3.900%, 04/01/2035	590	679
Equinor
3.250%, 11/18/2049	560	606
3.000%, 04/06/2027	2,845	3,088

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.875%, 04/06/2025	$4,615	$4,927
Exxon Mobil
4.327%, 03/19/2050	3,500	4,381
4.227%, 03/19/2040	2,115	2,558
4.114%, 03/01/2046	910	1,088
3.482%, 03/19/2030	730	821
3.043%, 03/01/2026	1,140	1,236
2.992%, 03/19/2025	7,105	7,602
1.571%, 04/15/2023	70	71
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040 (D)	696	707
2.625%, 03/31/2036 (D)	1,164	1,163
2.160%, 03/31/2034 (D)	1,678	1,670
1.750%, 09/30/2027 (D)	4,819	4,895
Halliburton
3.800%, 11/15/2025	66	73
Hess
6.000%, 01/15/2040	2,240	2,876
5.600%, 02/15/2041	2,000	2,496
HollyFrontier
5.875%, 04/01/2026	1,265	1,452
KazMunayGas National JSC
6.375%, 10/24/2048 (D)	470	618
5.750%, 04/19/2047 (D)	1,390	1,723
5.375%, 04/24/2030 (D)	1,720	2,060
Kinder Morgan
5.550%, 06/01/2045	500	649
5.200%, 03/01/2048	1,070	1,348
5.050%, 02/15/2046	260	319
4.300%, 06/01/2025	1,105	1,224
4.300%, 03/01/2028	590	674
Kinder Morgan Energy Partners
5.500%, 03/01/2044	715	909
5.400%, 09/01/2044	40	50
5.000%, 03/01/2043	50	61
Lundin Energy Finance BV
3.100%, 07/15/2031 (D)	2,944	2,987
2.000%, 07/15/2026 (D)	3,913	3,943
Marathon Oil
5.200%, 06/01/2045	498	602
MPLX
5.500%, 02/15/2049	580	749
5.200%, 03/01/2047	320	394
5.200%, 12/01/2047	470	576
4.800%, 02/15/2029	120	140
4.700%, 04/15/2048	1,410	1,648
4.500%, 04/15/2038	810	926
4.000%, 03/15/2028	350	391
Occidental Petroleum
7.875%, 09/15/2031	140	186
7.500%, 05/01/2031	240	314
6.950%, 07/01/2024	3,107	3,500

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.550%, 03/15/2026	$2,180	$2,431
4.625%, 06/15/2045	400	414
4.500%, 07/15/2044	1,000	1,020
4.400%, 04/15/2046	200	204
4.200%, 03/15/2048	390	382
4.100%, 02/15/2047	1,040	1,017
3.400%, 04/15/2026	100	103
3.200%, 08/15/2026	1,740	1,795
3.000%, 02/15/2027	510	511
Oleoducto Central
4.000%, 07/14/2027 (D)	884	912
Pertamina Persero
6.000%, 05/03/2042 (D)	1,220	1,530
Petrobras Global Finance
6.850%, 06/05/2115	1,090	1,208
6.250%, 03/17/2024	1,930	2,176
Petroleos del Peru
5.625%, 06/19/2047 (D)	1,095	1,142
4.750%, 06/19/2032 (D)	4,690	4,901
Petroleos Mexicanos
7.690%, 01/23/2050	1,840	1,757
6.950%, 01/28/2060	210	185
6.625%, 06/15/2035	2,202	2,132
6.500%, 03/13/2027	1,640	1,733
5.625%, 01/23/2046	1,650	1,344
2.460%, 12/15/2025	1,409	1,466
2.378%, 04/15/2025	696	719
Petroleos Mexicanos MTN
6.875%, 08/04/2026	90	98
6.750%, 09/21/2047	4,865	4,274
Phillips 66
3.900%, 03/15/2028	58	65
1.300%, 02/15/2026	925	925
Pioneer Natural Resources
2.150%, 01/15/2031	1,590	1,558
1.900%, 08/15/2030	2,792	2,694
1.125%, 01/15/2026	180	178
Plains All American Pipeline/PAA Finance
4.500%, 12/15/2026	2,300	2,584
Qatar Petroleum
3.300%, 07/12/2051 (D)	3,129	3,232
3.125%, 07/12/2041 (D)	2,294	2,361
2.250%, 07/12/2031 (D)	4,583	4,621
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (D)	1,270	1,400
4.950%, 07/15/2029 (D)	3,655	3,803
Ruby Pipeline
8.000%, 04/01/2022(B) (D)	1,727	1,627
Sabine Pass Liquefaction LLC
5.750%, 05/15/2024	1,680	1,873
5.000%, 03/15/2027	3,145	3,638

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Saudi Arabian Oil
1.625%, 11/24/2025 (D)	$1,810	$1,828
1.250%, 11/24/2023 (D)	840	848
Schlumberger Finance Canada
1.400%, 09/17/2025	850	863
Schlumberger Holdings
4.000%, 12/21/2025 (D)	660	733
3.900%, 05/17/2028 (D)	857	958
Schlumberger Investment
3.650%, 12/01/2023	100	106
Shell International Finance BV
6.375%, 12/15/2038	660	977
4.550%, 08/12/2043	490	621
4.375%, 05/11/2045	990	1,233
4.125%, 05/11/2035	3,510	4,183
4.000%, 05/10/2046	170	203
3.750%, 09/12/2046	100	115
3.250%, 04/06/2050	930	1,006
2.750%, 04/06/2030	660	706
Sinopec Group Overseas Development 2014
4.375%, 04/10/2024 (D)	1,020	1,112
Spectra Energy Partners
3.375%, 10/15/2026	140	152
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	2,200	3,254
2.900%, 03/01/2030 (D)	3,255	3,389
TransCanada PipeLines
4.625%, 03/01/2034	2,125	2,508
Transcontinental Gas Pipe Line LLC
7.850%, 02/01/2026	1,820	2,290
Valero Energy
1.200%, 03/15/2024	2,045	2,061
Western Midstream Operating
4.350%, 02/01/2025	330	347
2.229%, VAR ICE LIBOR USD 3 Month + 2.100%, 01/13/2023	220	219
Williams
8.750%, 03/15/2032	1,284	1,987
7.875%, 09/01/2021	130	130
7.750%, 06/15/2031	339	476
7.500%, 01/15/2031	9	13
5.100%, 09/15/2045	670	837
4.900%, 01/15/2045	450	549
3.750%, 06/15/2027	410	455
3.600%, 03/15/2022	124	125

		273,260

Financials — 8.9%
Aegon
1.455%, VAR USD ICE Swap 11:00 NY
10 Yr + 0.100%(E)	2,180	2,042

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Alleghany
3.250%, 08/15/2051	$1,170	$1,197
Ally Financial
1.450%, 10/02/2023	1,235	1,254
American Express
4.050%, 12/03/2042	70	85
3.400%, 02/27/2023	285	297
2.500%, 07/30/2024	3,000	3,159
American International Group
6.250%, VAR ICE LIBOR USD 3 Month + 2.056%, 03/15/2037	2,578	3,045
4.750%, 04/01/2048	195	254
4.375%, 06/30/2050	1,030	1,291
3.900%, 04/01/2026	565	628
3.400%, 06/30/2030	1,741	1,915
2.500%, 06/30/2025	410	431
Andrew W Mellon Foundation
0.947%, 08/01/2027	943	931
Antares Holdings
3.950%, 07/15/2026 (D)	706	754
ANZ New Zealand International
1.250%, 06/22/2026 (D)	2,272	2,281
Apollo Management Holdings
5.000%, 03/15/2048 (D)	1,425	1,857
4.400%, 05/27/2026 (D)	1,015	1,154
Assured Guaranty US Holdings
3.600%, 09/15/2051	779	805
3.150%, 06/15/2031	1,196	1,264
Athene Global Funding
3.000%, 07/01/2022 (D)	400	409
2.950%, 11/12/2026 (D)	3,910	4,191
2.500%, 03/24/2028 (D)	3,114	3,220
1.985%, 08/19/2028 (D)	3,603	3,589
0.750%, VAR United States Secured Overnight Financing Rate + 0.700%, 05/24/2024 (D)	3,675	3,695
Athene Holding
4.125%, 01/12/2028	2,238	2,514
3.500%, 01/15/2031	576	627
Avolon Holdings Funding
5.250%, 05/15/2024 (D)	185	203
5.125%, 10/01/2023 (D)	195	210
3.950%, 07/01/2024 (D)	535	571
2.875%, 02/15/2025 (D)	1,420	1,464
Banco Santander
3.848%, 04/12/2023	1,200	1,263
2.749%, 12/03/2030	2,200	2,211
2.746%, 05/28/2025	2,200	2,320
1.239%, VAR ICE LIBOR USD 3 Month + 1.120%, 04/12/2023	400	405

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America
3.483%, VAR United States Secured Overnight Financing Rate + 1.650%, 03/13/2052	$766	$850
3.419%, VAR ICE LIBOR USD 3 Month + 1.040%, 12/20/2028	1,342	1,474
3.366%, VAR ICE LIBOR USD 3 Month + 0.810%, 01/23/2026	1,660	1,783
3.311%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2042	3,670	3,957
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	3,270	3,376
2.687%, VAR United States Secured Overnight Financing Rate + 1.320%, 04/22/2032	7,630	7,930
2.592%, VAR United States Secured Overnight Financing Rate + 2.150%, 04/29/2031	4,229	4,378
1.734%, VAR United States Secured Overnight Financing Rate + 0.960%, 07/22/2027	20,098	20,366
1.658%, VAR United States Secured Overnight Financing Rate + 0.910%, 03/11/2027	17,200	17,389
0.976%, VAR United States Secured Overnight Financing Rate + 0.690%, 04/22/2025	4,196	4,220
Bank of America MTN
5.000%, 01/21/2044	1,800	2,420
4.450%, 03/03/2026	5,035	5,679
4.330%, VAR ICE LIBOR USD 3 Month + 1.520%, 03/15/2050	1,305	1,631
4.271%, VAR ICE LIBOR USD 3 Month + 1.310%, 07/23/2029	625	719
4.250%, 10/22/2026	130	148
4.200%, 08/26/2024	2,720	2,981
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	2,510	3,030
4.000%, 04/01/2024	2,110	2,294
4.000%, 01/22/2025	2,815	3,077
3.974%, VAR ICE LIBOR USD 3 Month + 1.210%, 02/07/2030	2,255	2,561
3.970%, VAR ICE LIBOR USD 3 Month + 1.070%, 03/05/2029	1,780	2,008
3.864%, VAR ICE LIBOR USD 3 Month + 0.940%, 07/23/2024	1,225	1,298
3.593%, VAR ICE LIBOR USD 3 Month + 1.370%, 07/21/2028	710	785
3.559%, VAR ICE LIBOR USD 3 Month + 1.060%, 04/23/2027	1,910	2,095
3.550%, VAR ICE LIBOR USD 3 Month + 0.780%, 03/05/2024	1,310	1,368

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 04/19/2026	$1,598	$1,760
3.300%, 01/11/2023	1,181	1,230
3.194%, VAR ICE LIBOR USD 3 Month + 1.180%, 07/23/2030	1,170	1,266
3.093%, VAR ICE LIBOR USD 3 Month + 1.090%, 10/01/2025	670	713
2.884%, VAR ICE LIBOR USD 3 Month + 1.190%, 10/22/2030	480	508
2.496%, VAR ICE LIBOR USD 3 Month + 0.990%, 02/13/2031	2,175	2,236
2.456%, VAR ICE LIBOR USD 3 Month + 0.870%, 10/22/2025	2,143	2,243
2.087%, VAR United States Secured Overnight Financing Rate + 1.060%, 06/14/2029	11,930	12,101
2.015%, VAR ICE LIBOR USD 3 Month + 0.640%, 02/13/2026	388	400
1.922%, VAR United States Secured Overnight Financing Rate + 1.370%, 10/24/2031	1,295	1,269
1.898%, VAR United States Secured Overnight Financing Rate + 1.530%, 07/23/2031	1,535	1,503
1.319%, VAR United States Secured Overnight Financing Rate + 1.150%, 06/19/2026	3,549	3,561
1.314%, VAR ICE LIBOR USD 3 Month + 1.180%, 10/21/2022	165	165
1.197%, VAR United States Secured Overnight Financing Rate + 1.010%, 10/24/2026	6,286	6,260
Bank of Montreal MTN
2.550%, 11/06/2022	200	205
1.850%, 05/01/2025	1,360	1,406
Bank of New York Mellon MTN
3.650%, 02/04/2024	150	161
3.442%, VAR ICE LIBOR USD 3 Month + 1.069%, 02/07/2028	1,920	2,122
3.250%, 09/11/2024	270	291
3.250%, 05/16/2027	270	298
1.600%, 04/24/2025	410	421
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551%(E)	1,385	1,504
1.300%, 06/11/2025	760	769
Barclays Bank
1.700%, 05/12/2022	570	575
Barclays PLC
4.375%, 01/12/2026	4,430	4,982
3.684%, 01/10/2023	1,220	1,234

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.007%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.800%, 12/10/2024	$3,077	$3,091
Barclays PLC MTN
4.972%, VAR ICE LIBOR USD 3 Month + 1.902%, 05/16/2029	1,070	1,257
BBVA USA
3.875%, 04/10/2025	910	1,003
Berkshire Hathaway Finance
4.250%, 01/15/2049	1,260	1,583
Blackstone Holdings Finance LLC
2.850%, 08/05/2051 (D)	1,391	1,377
1.625%, 08/05/2028 (D)	1,159	1,147
Blackstone Secured Lending Fund
3.625%, 01/15/2026	1,255	1,334
BNP Paribas
5.198%, VAR ICE LIBOR USD 3 Month + 2.567%, 01/10/2030 (D)	1,220	1,473
4.705%, VAR ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (D)	1,450	1,578
4.400%, 08/14/2028 (D)	1,420	1,637
3.375%, 01/09/2025 (D)	420	451
2.219%, VAR United States Secured Overnight Financing Rate + 2.074%, 06/09/2026 (D)	950	978
BNP Paribas MTN
4.375%, VAR USD Swap Semi 30/360 5 Yr Curr + 1.483%, 03/01/2033 (D)	380	422
BPCE
5.150%, 07/21/2024 (D)	1,550	1,723
Brighthouse Financial
4.700%, 06/22/2047	1,189	1,348
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (D)	2,965	2,989
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	750	757
Chubb INA Holdings
3.350%, 05/03/2026	420	462
CI Financial
4.100%, 06/15/2051	2,015	2,174
3.200%, 12/17/2030	2,610	2,712
Citadel
4.875%, 01/15/2027 (D)	1,240	1,348
Citigroup
8.125%, 07/15/2039	3,046	5,253
5.500%, 09/13/2025	1,370	1,592
5.300%, 05/06/2044	255	346
4.750%, 05/18/2046	150	193
4.650%, 07/30/2045	1,140	1,485
4.650%, 07/23/2048	795	1,055
4.600%, 03/09/2026	2,785	3,173
4.450%, 09/29/2027	1,380	1,580

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.412%, VAR United States Secured Overnight Financing Rate +
3.914%, 03/31/2031	$2,020	$2,367
4.400%, 06/10/2025	2,040	2,269
4.300%, 11/20/2026	590	670
4.125%, 07/25/2028	260	294
3.887%, VAR ICE LIBOR USD 3 Month + 1.563%, 01/10/2028	545	607
3.700%, 01/12/2026	625	691
3.500%, 05/15/2023	930	976
3.352%, VAR ICE LIBOR USD 3 Month + 0.897%, 04/24/2025	3,600	3,837
3.142%, VAR ICE LIBOR USD 3 Month + 0.722%, 01/24/2023	780	788
3.106%, VAR United States Secured Overnight Financing Rate + 2.842%, 04/08/2026	560	599
2.572%, VAR United States Secured Overnight Financing Rate + 2.107%, 06/03/2031	6,230	6,433
1.678%, VAR United States Secured Overnight Financing Rate + 1.667%, 05/15/2024	800	816
1.462%, VAR United States Secured Overnight Financing Rate + 0.770%, 06/09/2027	6,225	6,243
CME Group
3.000%, 09/15/2022	400	411
Cooperatieve Rabobank UA
4.625%, 12/01/2023	2,060	2,242
4.375%, 08/04/2025	1,580	1,766
Cooperatieve Rabobank UA MTN
3.875%, 02/08/2022	300	305
Credit Agricole SA/London MTN
1.907%, VAR United States Secured Overnight Financing Rate + 1.676%, 06/16/2026 (D)	630	645
Credit Suisse AG/New York NY
2.950%, 04/09/2025	790	844
1.000%, 05/05/2023	4,510	4,556
Credit Suisse AG/New York NY MTN
3.625%, 09/09/2024	1,360	1,474
Credit Suisse Group
4.550%, 04/17/2026	230	261
4.282%, 01/09/2028 (D)	895	1,001
4.194%, VAR United States Secured Overnight Financing Rate + 3.730%, 04/01/2031 (D)	1,490	1,688
3.750%, 03/26/2025	250	271
3.091%, VAR United States Secured Overnight Financing Rate + 1.730%, 05/14/2032 (D)	6,639	6,925

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.193%, VAR United States Secured Overnight Financing Rate + 2.044%, 06/05/2026 (D)	$2,940	$3,016
1.305%, VAR United States Secured Overnight Financing Rate + 0.980%, 02/02/2027 (D)	6,030	5,932
Credit Suisse NY
1.250%, 08/07/2026	5,957	5,925
Danske Bank
5.375%, 01/12/2024 (D)	940	1,036
5.000%, 01/12/2022 (D)	1,070	1,087
3.244%, VAR ICE LIBOR USD 3 Month + 1.591%, 12/20/2025 (D)	1,320	1,403
3.001%, VAR ICE LIBOR USD 3 Month + 1.249%, 09/20/2022 (D)	680	681
1.226%, 06/22/2024 (D)	550	556
Deutsche Bank NY
3.729%, VAR United States Secured Overnight Financing Rate + 2.757%, 01/14/2032	913	942
3.035%, VAR United States Secured Overnight Financing Rate + 1.718%, 05/28/2032	1,192	1,230
0.898%, 05/28/2024	1,948	1,949
Discover Bank
4.200%, 08/08/2023	1,130	1,210
DNB Bank
1.535%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.720%, 05/25/2027 (D)	2,000	2,011
Enstar Group
3.100%, 09/01/2031	1,948	1,945
Equitable Holdings
3.900%, 04/20/2023	910	958
F&G Global Funding
1.750%, 06/30/2026 (D)	1,580	1,606
Farmers Exchange Capital
7.200%, 07/15/2048 (D)	1,788	2,598
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month +3.744%, 11/01/2053 (D)	4,120	5,385
Fifth Third Bank
2.875%, 10/01/2021	1,870	1,870
FS KKR Capital
3.400%, 01/15/2026	3,075	3,208
2.625%, 01/15/2027	1,153	1,153
Goldman Sachs Capital II
4.000%, VAR ICE LIBOR USD 3 Month + 0.768%(B)(E)	435	435
Goldman Sachs Group
6.750%, 10/01/2037	1,629	2,373
6.250%, 02/01/2041	1,290	1,915
5.150%, 05/22/2045	1,870	2,509

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 10/21/2045	$720	$950
4.250%, 10/21/2025	1,090	1,216
4.223%, VAR ICE LIBOR USD 3 Month + 1.301%, 05/01/2029	500	572
3.800%, 03/15/2030	6,330	7,137
3.750%, 05/22/2025	500	545
3.750%, 02/25/2026	1,445	1,595
3.691%, VAR ICE LIBOR USD 3 Month + 1.510%, 06/05/2028	640	711
3.625%, 01/22/2023	508	531
3.500%, 01/23/2025	150	162
3.500%, 04/01/2025	870	942
3.500%, 11/16/2026	2,420	2,634
3.272%, VAR ICE LIBOR USD 3 Month + 1.201%, 09/29/2025	5,770	6,178
3.210%, VAR United States Secured Overnight Financing Rate + 1.513%, 04/22/2042	60	63
3.200%, 02/23/2023	670	696
2.908%, VAR ICE LIBOR USD 3 Month + 1.053%, 06/05/2023	410	418
1.542%, VAR United States Secured Overnight Financing Rate + 0.818%, 09/10/2027	13,904	13,969
1.431%, VAR United States Secured Overnight Financing Rate + 0.798%, 03/09/2027	9,675	9,712
0.657%, VAR United States Secured Overnight Financing Rate + 0.505%, 09/10/2024	5,767	5,763
Goldman Sachs Group MTN
4.800%, 07/08/2044	260	338
2.905%, VAR ICE LIBOR USD 3 Month + 0.990%, 07/24/2023	1,060	1,083
2.383%, VAR United States Secured Overnight Financing Rate + 1.248%, 07/21/2032	5,017	5,072
Guardian Life Global Funding
1.100%, 06/23/2025 (D)	290	292
HSBC Bank PLC
7.650%, 05/01/2025	796	961
HSBC Bank USA
7.000%, 01/15/2039	510	799
HSBC Holdings PLC
4.950%, 03/31/2030	200	242
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.649%(E)	1,700	1,740
4.583%, VAR ICE LIBOR USD 3 Month + 1.535%, 06/19/2029	2,515	2,906
4.300%, 03/08/2026	5,405	6,094
4.250%, 03/14/2024	1,190	1,283
4.250%, 08/18/2025	960	1,062

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.041%, VAR ICE LIBOR USD 3 Month + 1.546%, 03/13/2028	$830	$924
3.973%, VAR ICE LIBOR USD 3 Month + 1.610%, 05/22/2030	970	1,087
3.262%, VAR ICE LIBOR USD 3 Month + 1.055%, 03/13/2023	155	157
2.633%, VAR United States Secured Overnight Financing Rate + 1.402%, 11/07/2025	2,065	2,162
2.206%, VAR United States Secured Overnight Financing Rate + 1.285%, 08/17/2029	3,735	3,767
2.013%, VAR United States Secured Overnight Financing Rate + 1.732%, 09/22/2028	3,325	3,356
1.645%, VAR United States Secured Overnight Financing Rate + 1.538%, 04/18/2026	290	294
1.589%, VAR United States Secured Overnight Financing Rate + 1.290%, 05/24/2027	3,980	3,994
0.976%, VAR United States Secured Overnight Financing Rate + 0.708%, 05/24/2025	4,190	4,192
ING Bank
5.800%, 09/25/2023 (D)	202	223
ING Groep
2.727%, VAR United States Secured Overnight Financing Rate + 1.316%, 04/01/2032	960	998
Intercontinental Exchange
1.850%, 09/15/2032	3,890	3,750
Intesa Sanpaolo
3.375%, 01/12/2023 (D)	490	508
3.125%, 07/14/2022 (D)	1,420	1,452
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (D)	1,260	1,417
5.017%, 06/26/2024 (D)	870	945
JPMorgan Chase
8.750%, 09/01/2030	1,725	2,624
6.400%, 05/15/2038	385	571
4.950%, 06/01/2045	300	400
4.452%, VAR ICE LIBOR USD 3 Month + 1.330%, 12/05/2029	740	864
4.250%, 10/01/2027	2,590	2,970
4.203%, VAR ICE LIBOR USD 3 Month + 1.260%, 07/23/2029	940	1,080
4.125%, 12/15/2026	2,420	2,748
4.032%, VAR ICE LIBOR USD 3 Month + 1.460%, 07/24/2048	725	866
4.023%, VAR ICE LIBOR USD 3 Month + 1.000%, 12/05/2024	4,455	4,784
3.900%, 07/15/2025	1,635	1,801

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.897%, VAR ICE LIBOR USD 3 Month + 1.220%, 01/23/2049	$245	$287
3.882%, VAR ICE LIBOR USD 3 Month + 1.360%, 07/24/2038	215	250
3.875%, 09/10/2024	440	479
3.797%, VAR ICE LIBOR USD 3 Month + 0.890%, 07/23/2024	2,010	2,133
3.625%, 05/13/2024	1,490	1,612
3.625%, 12/01/2027	1,000	1,100
3.328%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2052	3,113	3,387
3.200%, 06/15/2026	1,670	1,815
3.109%, VAR United States Secured Overnight Financing Rate + 2.440%, 04/22/2051	210	220
2.972%, 01/15/2023	165	167
2.956%, VAR United States Secured Overnight Financing Rate + 2.515%, 05/13/2031	2,570	2,722
2.739%, VAR United States Secured Overnight Financing Rate + 1.510%, 10/15/2030	370	390
2.522%, VAR United States Secured Overnight Financing Rate + 2.040%, 04/22/2031	1,960	2,028
2.301%, VAR United States Secured Overnight Financing Rate + 1.160%, 10/15/2025	3,120	3,247
2.182%, VAR United States Secured Overnight Financing Rate + 1.890%, 06/01/2028	2,372	2,446
2.083%, VAR United States Secured Overnight Financing Rate + 1.850%, 04/22/2026	6,987	7,216
2.069%, VAR United States Secured Overnight Financing Rate + 1.015%, 06/01/2029	6,385	6,474
2.005%, VAR United States Secured Overnight Financing Rate + 1.585%, 03/13/2026	75	77
1.578%, VAR United States Secured Overnight Financing Rate + 0.885%, 04/22/2027	8,370	8,448
1.514%, VAR United States Secured Overnight Financing Rate + 1.455%, 06/01/2024	2,130	2,168
1.045%, VAR United States Secured Overnight Financing Rate + 0.800%, 11/19/2026	4,318	4,280
1.040%, VAR United States Secured Overnight Financing Rate + 0.695%, 02/04/2027	7,744	7,646

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.969%, VAR United States Secured Overnight Financing Rate + 0.580%, 06/23/2025	$8,540	$8,565
0.824%, VAR United States Secured Overnight Financing Rate + 0.540%, 06/01/2025	3,548	3,554
0.680%, VAR ICE LIBOR USD 3 Month + 0.550%, 02/01/2027	2,740	2,647
KKR Group Finance II LLC
5.500%, 02/01/2043 (D)	120	162
KKR Group Finance III LLC
5.125%, 06/01/2044 (D)	1,005	1,327
Lehman Brothers Holdings
6.500%, 12/31/2049 (F)	4,040	–
Lehman Brothers Holdings MTN
6.750%, 12/31/2049 (F)	10,370	–
Lehman Brothers Holdings Capital Trust VII MTN
5.857%, VAR ICE LIBOR USD 3 Month + 0.840%(E)(F)	20,630	–
Lloyds Bank PLC
3.500%, 05/14/2025	100	108
Lloyds Banking Group PLC
4.375%, 03/22/2028	1,180	1,358
3.870%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025	530	574
2.907%, VAR ICE LIBOR USD 3 Month + 0.810%, 11/07/2023	2,545	2,615
2.858%, VAR ICE LIBOR USD 3 Month + 1.249%, 03/17/2023	2,705	2,741
1.627%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027	3,000	3,011
Macquarie Bank
3.624%, 06/03/2030 (D)	765	815
Macquarie Group
1.340%, VAR United States Secured Overnight Financing Rate + 1.069%, 01/12/2027 (D)	2,395	2,387
Macquarie Group MTN
1.629%, VAR United States Secured Overnight Financing Rate + 0.910%, 09/23/2027 (D)	4,757	4,777
MassMutual Global Funding II
2.500%, 10/17/2022 (D)	261	268
MassMutual Global Funding II MTN
0.850%, 06/09/2023 (D)	2,220	2,242
Mercury General
4.400%, 03/15/2027	1,720	1,950
MetLife
6.400%, 12/15/2036	1,400	1,799

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (D)	$2,865	$3,177
0.900%, 06/08/2023 (D)	1,540	1,555
Mitsubishi UFJ Financial Group
2.309%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.950%, 07/20/2032	2,374	2,395
1.538%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.750%, 07/20/2027	4,540	4,569
0.953%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.550%, 07/19/2025	4,595	4,612
Morgan Stanley
3.737%, VAR ICE LIBOR USD 3 Month + 0.847%, 04/24/2024	1,810	1,905
1.593%, VAR United States Secured Overnight Financing Rate + 0.879%, 05/04/2027	4,680	4,724
0.985%, VAR United States Secured Overnight Financing Rate + 0.720%, 12/10/2026	3,939	3,891
0.790%, VAR United States Secured Overnight Financing Rate + 0.525%, 05/30/2025	12,112	12,085
Morgan Stanley MTN
4.431%, VAR ICE LIBOR USD 3 Month + 1.628%, 01/23/2030	725	845
4.350%, 09/08/2026	235	267
4.100%, 05/22/2023	110	117
4.000%, 07/23/2025	580	644
3.875%, 04/29/2024	2,045	2,215
3.772%, VAR ICE LIBOR USD 3 Month + 1.140%, 01/24/2029	280	313
3.700%, 10/23/2024	370	403
3.622%, VAR United States Secured Overnight Financing Rate + 3.120%, 04/01/2031	5,705	6,390
3.591%, VAR ICE LIBOR USD 3 Month + 1.340%, 07/22/2028	270	300
3.125%, 07/27/2026	525	570
2.720%, VAR United States Secured Overnight Financing Rate + 1.152%, 07/22/2025	2,085	2,192
2.699%, VAR United States Secured Overnight Financing Rate + 1.143%, 01/22/2031	10	10
2.239%, VAR United States Secured Overnight Financing Rate + 1.178%, 07/21/2032	2,300	2,306
2.188%, VAR United States Secured Overnight Financing Rate + 1.990%, 04/28/2026	2,020	2,099

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.512%, VAR United States Secured Overnight Financing Rate + 0.858%, 07/20/2027	$13,224	$13,277
0.864%, VAR United States Secured Overnight Financing Rate + 0.745%, 10/21/2025	2,791	2,791
0.791%, VAR United States Secured Overnight Financing Rate + 0.509%, 01/22/2025	9,581	9,599
National Securities Clearing
1.500%, 04/23/2025 (D)	6,290	6,423
1.200%, 04/23/2023 (D)	620	629
Nationwide Building Society
4.363%, VAR ICE LIBOR USD 3 Month + 1.392%, 08/01/2024 (D)	5,240	5,590
3.766%, VAR ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (D)	1,735	1,814
Nationwide Mutual Insurance
2.409%, VAR ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (D)	4,407	4,412
Natwest Group PLC
4.519%, VAR ICE LIBOR USD 3 Month + 1.550%, 06/25/2024	820	876
1.642%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027	1,640	1,650
New York Life Global Funding
0.950%, 06/24/2025 (D)	550	551
New York Life Insurance
6.750%, 11/15/2039 (D)	765	1,173
3.750%, 05/15/2050 (D)	1,870	2,159
Nomura Holdings
2.648%, 01/16/2025	1,430	1,498
2.608%, 07/14/2031	1,751	1,769
2.172%, 07/14/2028	3,052	3,052
1.653%, 07/14/2026	3,800	3,804
Nordea Bank ABP
1.000%, 06/09/2023 (D)	1,370	1,387
Northern Trust
2.375%, 08/02/2022	300	306
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (D)	2,550	2,868
Oaktree Specialty Lending
2.700%, 01/15/2027	1,212	1,224
Ohio National Financial Services
5.800%, 01/24/2030 (D)	1,775	2,033
Owl Rock Capital
3.400%, 07/15/2026	3,359	3,515
2.875%, 06/11/2028	809	814
Park Aerospace Holdings
5.500%, 02/15/2024 (D)	850	933
4.500%, 03/15/2023 (D)	4,470	4,691

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PNC Financial Services Group
3.500%, 01/23/2024	$255	$273
Pricoa Global Funding I MTN
1.200%, 09/01/2026 (D)	3,536	3,534
Principal Life Global Funding II
1.250%, 06/23/2025 (D)	270	272
Private Export Funding
0.550%, 07/30/2024 (D)	2,055	2,053
Prospect Capital
3.706%, 01/22/2026	1,005	1,038
Raymond James Financial
4.950%, 07/15/2046	1,525	2,000
Royal Bank of Canada
0.375%, 06/29/2085 (C)	860	740
Royal Bank of Canada MTN
2.250%, 11/01/2024	170	178
1.600%, 04/17/2023	1,170	1,195
1.150%, 06/10/2025	730	735
Royal Bank of Scotland Group
4.269%, VAR ICE LIBOR USD 3 Month + 1.762%, 03/22/2025	3,925	4,254
Santander Holdings USA
3.450%, 06/02/2025	1,150	1,235
Santander UK Group Holdings PLC
4.796%, VAR ICE LIBOR USD 3 Month + 1.570%, 11/15/2024	4,580	4,977
3.823%, VAR ICE LIBOR USD 3 Month + 1.400%, 11/03/2028	350	387
1.673%, VAR United States Secured Overnight Financing Rate + 0.989%, 06/14/2027	1,235	1,239
1.532%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.250%, 08/21/2026	1,140	1,145
1.089%, VAR United States Secured Overnight Financing Rate + 0.787%, 03/15/2025	4,785	4,799
SBL Holdings
5.000%, 02/18/2031 (D)	2,680	2,882
Scentre Group Trust I/ Scentre Group Trust II
4.375%, 05/28/2030 (B)(D)	1,135	1,332
3.625%, 01/28/2026 (D)	2,895	3,163
Societe Generale
3.625%, 03/01/2041 (D)	1,370	1,403
2.889%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 06/09/2032 (D)	1,787	1,822
Societe Generale MTN
3.653%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%, 07/08/2035 (D)	1,401	1,466
2.625%, 01/22/2025 (D)	1,345	1,403

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Standard Chartered PLC
5.700%, 03/26/2044 (D)	$427	$563
5.200%, 01/26/2024 (D)	410	447
State Street
3.300%, 12/16/2024	310	337
3.152%, VAR United States Secured Overnight Financing Rate + 2.650%, 03/30/2031	1,500	1,659
Swedbank
1.300%, 06/02/2023 (D)	930	944
Teachers Insurance & Annuity Association of America
6.850%, 12/16/2039 (D)	148	227
4.900%, 09/15/2044 (D)	600	790
4.270%, 05/15/2047 (D)	175	216
3.300%, 05/15/2050 (D)	4,055	4,365
Toronto-Dominion Bank MTN
1.150%, 06/12/2025	730	737
0.750%, 06/12/2023	1,430	1,441
Travelers
4.600%, 08/01/2043	50	66
Truist Bank
3.800%, 10/30/2026	250	281
Trust Fibra Uno
6.390%, 01/15/2050 (D)	956	1,162
5.250%, 01/30/2026 (D)	1,164	1,304
UBS AG/London
1.750%, 04/21/2022 (D)	1,310	1,322
0.700%, 08/09/2024 (D)	3,820	3,823
UBS Group
4.253%, 03/23/2028 (D)	1,490	1,693
4.125%, 09/24/2025 (D)	1,010	1,125
3.491%, 05/23/2023 (D)	1,710	1,748
2.859%, VAR ICE LIBOR USD 3 Month + 0.954%, 08/15/2023 (D)	240	245
US Bancorp
1.450%, 05/12/2025	1,610	1,647
US Bancorp MTN
3.600%, 09/11/2024	160	174
2.950%, 07/15/2022	497	508
Validus Holdings
8.875%, 01/26/2040	1,460	2,434
WEA Finance LLC / Westfield UK & Europe
Finance PLC
3.750%, 09/17/2024 (D)	1,370	1,462
Wells Fargo
7.950%, 11/15/2029	925	1,287
5.606%, 01/15/2044	700	969
5.375%, 11/02/2043	220	296
4.480%, 01/16/2024	392	427
3.000%, 10/23/2026	1,640	1,773

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.188%, VAR United States Secured Overnight Financing Rate + 2.000%, 04/30/2026	$9,725	$10,101
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate + 4.502%, 04/04/2051	6,490	9,037
4.900%, 11/17/2045	1,310	1,699
4.750%, 12/07/2046	2,365	3,012
4.650%, 11/04/2044	560	698
4.478%, VAR United States Secured Overnight Financing Rate + 4.032%, 04/04/2031	6,635	7,860
4.400%, 06/14/2046	220	268
4.300%, 07/22/2027	1,180	1,352
4.150%, 01/24/2029	1,450	1,669
3.750%, 01/24/2024	360	386
3.584%, VAR ICE LIBOR USD 3 Month + 1.310%, 05/22/2028	2,075	2,302
3.500%, 03/08/2022	42	43
3.450%, 02/13/2023	685	715
3.196%, VAR ICE LIBOR USD 3 Month + 1.170%, 06/17/2027	3,675	3,980
2.879%, VAR United States Secured Overnight Financing Rate + 1.432%, 10/30/2030	2,530	2,690
2.572%, VAR United States Secured Overnight Financing Rate + 1.262%, 02/11/2031	415	431
2.406%, VAR United States Secured Overnight Financing Rate + 1.087%, 10/30/2025	2,570	2,686
2.393%, VAR United States Secured Overnight Financing Rate + 2.100%, 06/02/2028	2,410	2,514
Westpac Banking
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035	840	834

		836,757

Health Care — 2.7%
Abbott Laboratories
4.900%, 11/30/2046	840	1,168
4.750%, 11/30/2036	440	570
3.750%, 11/30/2026	406	459
AbbVie
5.000%, 12/15/2021	173	173
4.550%, 03/15/2035	1,800	2,190
4.500%, 05/14/2035	1,399	1,701
4.450%, 05/14/2046	559	685
4.400%, 11/06/2042	2,540	3,090
4.300%, 05/14/2036	551	657

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.250%, 11/14/2028	$795	$922
4.250%, 11/21/2049	5,908	7,167
4.050%, 11/21/2039	1,811	2,128
3.800%, 03/15/2025	700	763
3.750%, 11/14/2023	370	395
3.600%, 05/14/2025	1,605	1,745
3.450%, 03/15/2022	470	476
3.200%, 05/14/2026	145	157
3.200%, 11/21/2029	2,635	2,880
2.950%, 11/21/2026	610	657
2.900%, 11/06/2022	350	360
2.600%, 11/21/2024	2,760	2,908
2.300%, 11/21/2022	5,322	5,443
Amgen
6.375%, 06/01/2037	1,785	2,559
5.150%, 11/15/2041	316	415
4.663%, 06/15/2051	104	135
4.400%, 05/01/2045	900	1,108
3.625%, 05/22/2024	220	236
3.150%, 02/21/2040	880	930
3.000%, 01/15/2052	2,521	2,523
2.000%, 01/15/2032	3,445	3,387
1.650%, 08/15/2028	3,118	3,109
Anthem
4.625%, 05/15/2042	219	274
3.650%, 12/01/2027	330	369
3.500%, 08/15/2024	1,950	2,094
3.350%, 12/01/2024	1,190	1,285
3.300%, 01/15/2023	133	138
3.125%, 05/15/2022	740	755
2.950%, 12/01/2022	560	577
Astrazeneca Finance LLC
1.750%, 05/28/2028	2,730	2,773
1.200%, 05/28/2026	1,583	1,591
AstraZeneca PLC
3.000%, 05/28/2051	780	830
Baxalta
3.600%, 06/23/2022	870	889
Baxter International
3.950%, 04/01/2030	890	1,026
BayCare Health System
3.831%, 11/15/2050	2,765	3,417
Bayer US Finance II LLC
4.875%, 06/25/2048 (D)	2,228	2,822
4.700%, 07/15/2064 (D)	400	479
4.625%, 06/25/2038 (D)	2,097	2,513
4.400%, 07/15/2044 (D)	2,750	3,214
Becton Dickinson
4.685%, 12/15/2044	469	597
3.734%, 12/15/2024	446	484
3.363%, 06/06/2024	531	567
2.823%, 05/20/2030	1,000	1,059

32	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Biogen
3.625%, 09/15/2022	$815	$843
3.250%, 02/15/2051 (D)	280	282
3.150%, 05/01/2050	771	762
Bristol-Myers Squibb
5.000%, 08/15/2045	99	136
3.875%, 08/15/2025	566	627
3.550%, 08/15/2022	550	568
3.400%, 07/26/2029	815	917
3.200%, 06/15/2026	1,170	1,285
2.900%, 07/26/2024	1,352	1,441
2.600%, 05/16/2022	830	844
2.550%, 11/13/2050	2,396	2,329
Centene
3.000%, 10/15/2030	5,616	5,821
2.450%, 07/15/2028	3,257	3,304
Cigna
4.375%, 10/15/2028	1,120	1,307
4.125%, 11/15/2025	585	654
3.875%, 10/15/2047	770	874
3.750%, 07/15/2023	715	757
3.400%, 03/15/2050	250	266
3.400%, 03/15/2051	1,050	1,121
3.250%, 04/15/2025	1,000	1,079
2.400%, 03/15/2030	300	309
CommonSpirit Health
4.350%, 11/01/2042	1,385	1,635
4.187%, 10/01/2049	2,025	2,368
CVS Health
5.125%, 07/20/2045	170	224
5.050%, 03/25/2048	10,987	14,543
4.780%, 03/25/2038	1,216	1,513
4.300%, 03/25/2028	2,402	2,766
4.250%, 04/01/2050	630	767
4.125%, 04/01/2040	240	279
3.875%, 07/20/2025	929	1,023
3.750%, 04/01/2030	1,835	2,069
3.700%, 03/09/2023	297	311
3.625%, 04/01/2027	1,470	1,631
3.375%, 08/12/2024	95	102
3.000%, 08/15/2026	833	899
2.750%, 12/01/2022	230	236
2.700%, 08/21/2040	1,220	1,198
2.125%, 09/15/2031	660	658
DH Europe Finance II Sarl
2.600%, 11/15/2029	1,571	1,654
2.200%, 11/15/2024	2,120	2,213
2.050%, 11/15/2022	1,232	1,258
Gilead Sciences
4.750%, 03/01/2046	40	52
4.600%, 09/01/2035	2,000	2,462
4.000%, 09/01/2036	681	797

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.700%, 04/01/2024	$1,540	$1,651
3.650%, 03/01/2026	890	981
2.800%, 10/01/2050	1,725	1,676
2.600%, 10/01/2040	1,338	1,304
GlaxoSmithKline Capital PLC
2.850%, 05/08/2022	50	51
HCA
5.875%, 02/01/2029	539	654
5.375%, 02/01/2025	4,972	5,600
5.250%, 04/15/2025	750	856
5.250%, 06/15/2049	2,905	3,791
5.000%, 03/15/2024	4,830	5,313
4.125%, 06/15/2029	2,500	2,828
2.375%, 07/15/2031	1,015	1,014
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (D)	2,235	2,267
Humana
4.950%, 10/01/2044	200	262
4.800%, 03/15/2047	50	64
4.500%, 04/01/2025	120	134
3.950%, 03/15/2027	860	966
3.850%, 10/01/2024	2,530	2,742
3.150%, 12/01/2022	190	195
1.350%, 02/03/2027	2,667	2,657
Johnson & Johnson
3.700%, 03/01/2046	970	1,170
2.450%, 09/01/2060	2,085	2,027
0.950%, 09/01/2027	990	981
0.550%, 09/01/2025	490	486
Mass General Brigham
3.192%, 07/01/2049	245	264
Medtronic
4.625%, 03/15/2045	123	164
Merck
1.450%, 06/24/2030	480	472
0.750%, 02/24/2026	840	836
Pfizer
4.000%, 12/15/2036	1,050	1,276
2.800%, 03/11/2022	730	740
2.700%, 05/28/2050	1,941	1,967
2.625%, 04/01/2030	720	774
2.550%, 05/28/2040	2,688	2,737
1.700%, 05/28/2030	680	681
0.800%, 05/28/2025	1,050	1,051
Regeneron Pharmaceuticals
2.800%, 09/15/2050	955	904
1.750%, 09/15/2030	2,566	2,468
Royalty Pharma PLC
3.350%, 09/02/2051	1,077	1,045
2.200%, 09/02/2030	2,370	2,349
1.750%, 09/02/2027	1,350	1,353

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.200%, 09/02/2025	$980	$978
0.750%, 09/02/2023	1,650	1,657
RWJ Barnabas Health
3.949%, 07/01/2046	2,445	2,937
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	2,108	2,309
Takeda Pharmaceutical
3.175%, 07/09/2050	3,595	3,723
Teva Pharmaceutical Finance
3.650%, 11/10/2021	184	184
Thermo Fisher Scientific
4.497%, 03/25/2030	1,569	1,872
2.800%, 10/15/2041	618	632
2.000%, 10/15/2031	2,497	2,493
1.750%, 10/15/2028	2,647	2,671
UnitedHealth Group
6.625%, 11/15/2037	200	306
5.800%, 03/15/2036	560	791
4.625%, 07/15/2035	940	1,195
4.450%, 12/15/2048	140	182
4.250%, 06/15/2048	180	227
3.875%, 12/15/2028	250	289
3.875%, 08/15/2059	570	689
3.750%, 07/15/2025	330	366
3.700%, 08/15/2049	140	163
3.500%, 06/15/2023	230	243
3.375%, 11/15/2021	400	401
3.250%, 05/15/2051	1,939	2,124
3.125%, 05/15/2060	90	95
3.050%, 05/15/2041	2,848	3,021
2.900%, 05/15/2050	1,236	1,279
2.875%, 12/15/2021	450	453
2.875%, 03/15/2023	150	156
2.750%, 05/15/2040	1,864	1,916
2.375%, 10/15/2022	100	102
2.300%, 05/15/2031	3,640	3,769
2.000%, 05/15/2030	220	223
1.250%, 01/15/2026	260	263
Universal Health Services
1.650%, 09/01/2026 (D)	1,260	1,261
Utah Acquisition Sub
3.950%, 06/15/2026	3,180	3,525
Viatris
4.000%, 06/22/2050 (D)	1,455	1,584
2.700%, 06/22/2030 (D)	305	312
Wyeth LLC
6.450%, 02/01/2024	365	418
5.950%, 04/01/2037	320	458
Zimmer Biomet Holdings
3.550%, 04/01/2025	225	243

		249,294

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Industrials — 2.0%
3M
3.700%, 04/15/2050	$300	$357
2.375%, 08/26/2029	2,320	2,444
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.125%, 07/03/2023	262	277
3.650%, 07/21/2027	1,120	1,193
3.500%, 05/26/2022	2,750	2,802
3.500%, 01/15/2025	1,673	1,773
Air Lease
3.500%, 01/15/2022	1,000	1,011
3.375%, 07/01/2025	490	525
3.250%, 03/01/2025	525	558
Air Lease MTN
2.300%, 02/01/2025	605	625
American Airlines Pass-Through Trust, Ser 2015-1, Cl A
3.375%, 05/01/2027	95	94
BAE Systems PLC
4.750%, 10/11/2021 (D)	2,455	2,467
Boeing
7.250%, 06/15/2025	107	129
5.930%, 05/01/2060	550	764
5.805%, 05/01/2050	2,651	3,601
5.705%, 05/01/2040	1,374	1,779
5.150%, 05/01/2030	2,016	2,385
5.040%, 05/01/2027	355	409
4.875%, 05/01/2025	2,290	2,560
4.508%, 05/01/2023	2,225	2,357
3.750%, 02/01/2050	2,073	2,146
3.625%, 02/01/2031	1,666	1,807
3.250%, 02/01/2028	1,658	1,778
3.250%, 02/01/2035	3,177	3,250
3.200%, 03/01/2029	720	758
3.100%, 05/01/2026	230	244
2.800%, 03/01/2027	280	292
2.700%, 02/01/2027	1,165	1,209
2.196%, 02/04/2026	4,859	4,877
1.433%, 02/04/2024	5,034	5,045
Burlington Northern Santa Fe LLC
7.290%, 06/01/2036	200	309
4.550%, 09/01/2044	1,220	1,560
3.650%, 09/01/2025	140	155
3.050%, 09/01/2022	300	306
Canadian Pacific Railway
6.125%, 09/15/2115	34	54
Carrier Global
3.577%, 04/05/2050	70	76
Caterpillar
4.300%, 05/15/2044	50	65

34	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Cintas No. 2
3.700%, 04/01/2027	$590	$662
2.900%, 04/01/2022	610	618
Continental Airlines Pass-Through Trust,
Ser 2007-1, Cl A 5.983%, 04/19/2022	2,844	2,892
Continental Airlines Pass-Through Trust,
Ser 2007-1, Cl B 6.903%, 04/19/2022	6	6
Continental Airlines Pass-Through Trust,
Ser 2012-2, Cl A 4.000%, 10/29/2024	47	50
CoStar Group
2.800%, 07/15/2030 (D)	1,485	1,526
Crowley Conro LLC
4.181%, 08/15/2043	810	958
DAE Funding LLC
2.625%, 03/20/2025 (D)	1,253	1,278
DAE Funding LLC MTN
1.550%, 08/01/2024 (D)	3,755	3,747
Deere
3.750%, 04/15/2050	920	1,127
3.100%, 04/15/2030	160	177
Delta Air Lines Pass-Through Trust,
Ser 2020-1, Cl AA 2.000%, 06/10/2028	2,821	2,824
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028(D)	5,825	6,495
4.500%, 10/20/2025(D)	4,468	4,792
Eaton
7.625%, 04/01/2024	325	378
4.150%, 11/02/2042	530	640
4.000%, 11/02/2032	99	117
2.750%, 11/02/2022	1,740	1,789
Equifax
3.950%, 06/15/2023	3,015	3,188
2.600%, 12/15/2025	445	471
GE Capital Funding LLC
4.400%, 05/15/2030	2,260	2,647
3.450%, 05/15/2025	805	873
GE Capital International Funding Unlimited
4.418%, 11/15/2035	15,433	18,733
General Dynamics
4.250%, 04/01/2040	1,915	2,382
4.250%, 04/01/2050	230	298
General Electric
3.625%, 05/01/2030	1,825	2,052
3.450%, 05/01/2027	150	165
General Electric MTN
6.875%, 01/10/2039	202	306
6.750%, 03/15/2032	190	264
3.450%, 05/15/2024	140	150

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.605%, VAR ICE LIBOR USD 3 Month + 0.480%, 08/15/2036	$3,035	$2,636
GXO Logistics
2.650%, 07/15/2031 (D)	318	323
1.650%, 07/15/2026 (D)	1,981	1,983
Honeywell International
1.950%, 06/01/2030	2,035	2,077
1.350%, 06/01/2025	510	520
Howmet Aerospace
3.000%, 01/15/2029	2,286	2,332
IHS Markit
5.000%, 11/01/2022 (D)	3,000	3,116
4.750%, 02/15/2025 (D)	1,000	1,110
4.750%, 08/01/2028	1,000	1,183
3.625%, 05/01/2024	1,550	1,652
ILFC E-Capital Trust II
3.910%, VAR ICE LIBOR USD 3 Month + 1.800%, 12/21/2065 (D)	1,200	1,014
JetBlue Pass-Through Trust, Ser 2019-1, Cl AA
2.750%, 05/15/2032	155	157
John Deere Capital MTN
2.150%, 09/08/2022	145	148
1.200%, 04/06/2023	1,824	1,850
0.550%, 07/05/2022	2,368	2,375
L3Harris Technologies
5.054%, 04/27/2045	480	642
4.854%, 04/27/2035	210	266
Lockheed Martin
3.550%, 01/15/2026	1,440	1,592
3.100%, 01/15/2023	110	114
Northrop Grumman
5.250%, 05/01/2050	3,940	5,599
4.030%, 10/15/2047	795	953
3.850%, 04/15/2045	350	407
3.250%, 08/01/2023	2,258	2,378
3.250%, 01/15/2028	1,873	2,047
2.930%, 01/15/2025	2,020	2,148
Otis Worldwide
3.112%, 02/15/2040	1,185	1,239
2.056%, 04/05/2025	340	352
Parker-Hannifin
2.700%, 06/14/2024	830	872
Penske Truck Leasing LP / PTL Finance
3.950%, 03/10/2025 (D)	225	246
Raytheon Technologies
5.400%, 05/01/2035	640	848
4.500%, 06/01/2042	560	701
4.125%, 11/16/2028	480	552
3.950%, 08/16/2025	800	887
3.150%, 12/15/2024	320	341
3.125%, 07/01/2050	1,290	1,342

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	35

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.250%, 07/01/2030	$680	$695
Republic Services
4.750%, 05/15/2023	119	126
2.500%, 08/15/2024	2,035	2,136
1.450%, 02/15/2031	4,370	4,163
Rockwell Automation
0.350%, 08/15/2023	1,163	1,163
Roper Technologies
1.000%, 09/15/2025	940	938
Siemens Financieringsmaatschappij
1.200%, 03/11/2026 (D)	2,830	2,841
Southwest Airlines
5.125%, 06/15/2027	1,850	2,163
Triton Container International
2.050%, 04/15/2026 (D)	1,490	1,503
Union Pacific
3.839%, 03/20/2060	970	1,129
3.750%, 07/15/2025	530	585
3.750%, 02/05/2070	700	797
3.250%, 02/05/2050	2,535	2,701
3.150%, 03/01/2024	646	687
2.950%, 03/01/2022	1,374	1,393
2.891%, 04/06/2036 (D)	835	877
2.400%, 02/05/2030	1,516	1,572
2.150%, 02/05/2027	1,494	1,556
United Parcel Service
5.300%, 04/01/2050	345	512
5.200%, 04/01/2040	525	717
2.350%, 05/16/2022	235	238
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	24	26
US Airways Pass-Through Trust, Ser 2012-2, Cl A
4.625%, 06/03/2025	2,618	2,643

		190,809

Information Technology — 2.0%
Adobe
2.300%, 02/01/2030	1,300	1,357
Apple
4.650%, 02/23/2046	2,460	3,273
4.375%, 05/13/2045	1,275	1,635
3.850%, 05/04/2043	375	447
3.450%, 05/06/2024	350	378
2.850%, 08/05/2061	773	772
2.800%, 02/08/2061	774	774
2.700%, 08/05/2051	1,393	1,387
2.650%, 05/11/2050	1,906	1,889
2.650%, 02/08/2051	1,934	1,915
2.550%, 08/20/2060	1,812	1,705
2.450%, 08/04/2026	2,560	2,729

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.400%, 05/03/2023	$95	$98
2.375%, 02/08/2041	774	760
2.150%, 02/09/2022	90	91
1.700%, 08/05/2031	2,319	2,295
1.400%, 08/05/2028	5,672	5,656
1.125%, 05/11/2025	1,720	1,740
Applied Materials
1.750%, 06/01/2030	1,070	1,062
Avnet
4.875%, 12/01/2022	1,570	1,648
Broadcom
4.750%, 04/15/2029	1,065	1,237
4.700%, 04/15/2025	1,670	1,868
4.150%, 11/15/2030	4,014	4,515
3.469%, 04/15/2034 (D)	1,993	2,110
3.419%, 04/15/2033 (D)	4,881	5,179
3.150%, 11/15/2025	2,320	2,484
2.450%, 02/15/2031 (D)	1,350	1,338
Broadcom/Broadcom Cayman Finance Ltd
3.875%, 01/15/2027	576	636
Corning
5.450%, 11/15/2079	1,685	2,390
Dell International LLC/EMC Corp
8.350%, 07/15/2046	829	1,361
6.100%, 07/15/2027	785	968
4.900%, 10/01/2026	388	449
Hewlett Packard Enterprise
4.650%, 10/01/2024	4,725	5,239
HP
2.200%, 06/17/2025	2,487	2,579
Intel
4.750%, 03/25/2050	2,480	3,320
3.734%, 12/08/2047	119	136
3.300%, 10/01/2021	75	75
3.250%, 11/15/2049	660	705
3.200%, 08/12/2061	1,092	1,132
3.100%, 07/29/2022	75	77
3.050%, 08/12/2051	4,528	4,668
2.800%, 08/12/2041	1,248	1,266
2.000%, 08/12/2031	3,043	3,061
1.600%, 08/12/2028	2,600	2,615
International Business Machines
3.000%, 05/15/2024	2,340	2,491
KLA
3.300%, 03/01/2050	1,050	1,147
Lam Research
3.800%, 03/15/2025	150	165
Marvell Technology
1.650%, 04/15/2026 (D)	2,010	2,023
Mastercard
3.850%, 03/26/2050	2,850	3,479
3.375%, 04/01/2024	240	258

36	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Micron Technology
2.497%, 04/24/2023	$660	$680
Microsoft
4.100%, 02/06/2037	245	306
3.500%, 02/12/2035	460	541
3.450%, 08/08/2036	1,622	1,897
3.300%, 02/06/2027	1,570	1,751
3.041%, 03/17/2062	281	305
2.921%, 03/17/2052	1,416	1,523
2.875%, 02/06/2024	970	1,023
2.700%, 02/12/2025	360	384
2.675%, 06/01/2060	309	312
2.525%, 06/01/2050	240	239
2.400%, 08/08/2026	2,510	2,682
2.375%, 02/12/2022	50	50
2.375%, 05/01/2023	50	52
NVIDIA
3.700%, 04/01/2060	680	811
3.500%, 04/01/2040	990	1,126
3.500%, 04/01/2050	2,010	2,306
2.850%, 04/01/2030	2,800	3,032
NXP BV/ NXP Funding LLC/ NXP USA
3.875%, 06/18/2026 (D)	3,089	3,423
3.250%, 05/11/2041 (D)	845	907
3.150%, 05/01/2027 (D)	770	827
2.700%, 05/01/2025 (D)	430	452
Oracle
4.375%, 05/15/2055	810	954
4.300%, 07/08/2034	285	331
4.100%, 03/25/2061	311	353
3.950%, 03/25/2051	4,664	5,151
3.900%, 05/15/2035	3,620	4,068
3.800%, 11/15/2037	4,295	4,704
3.650%, 03/25/2041	1,587	1,696
3.600%, 04/01/2040	2,424	2,573
3.600%, 04/01/2050	621	648
2.950%, 11/15/2024	675	719
2.950%, 05/15/2025	695	740
2.950%, 04/01/2030	1,285	1,362
2.875%, 03/25/2031	4,956	5,220
2.800%, 04/01/2027	2,360	2,518
2.300%, 03/25/2028	841	869
1.650%, 03/25/2026	1,950	1,981
PayPal Holdings
2.300%, 06/01/2030	5,500	5,719
1.650%, 06/01/2025	640	659
1.350%, 06/01/2023	620	631
QUALCOMM
1.650%, 05/20/2032	119	115
salesforce.com
3.250%, 04/11/2023	740	773
3.050%, 07/15/2061	529	551

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.700%, 07/15/2041	$680	$694
0.625%, 07/15/2024	1,535	1,538
Skyworks Solutions
1.800%, 06/01/2026	2,825	2,871
Texas Instruments
4.150%, 05/15/2048	1,250	1,584
1.750%, 05/04/2030	440	440
TSMC Global
1.375%, 09/28/2030 (D)	4,320	4,096
Visa
4.300%, 12/14/2045	810	1,038
3.150%, 12/14/2025	660	720
VMware
4.700%, 05/15/2030	1,551	1,853
3.900%, 08/21/2027	304	341
1.800%, 08/15/2028	1,689	1,672
1.400%, 08/15/2026	3,072	3,068
1.000%, 08/15/2024	2,688	2,699
0.600%, 08/15/2023	3,839	3,843
Vontier
2.950%, 04/01/2031 (D)	925	934
1.800%, 04/01/2026 (D)	1,170	1,171

		186,108

Materials — 0.8%
Amcor Finance USA
3.625%, 04/28/2026	2,000	2,193
Anglo American Capital PLC
4.000%, 09/11/2027 (D)	280	313
3.625%, 09/11/2024 (D)	1,810	1,952
Barrick Gold
5.250%, 04/01/2042	740	977
Barrick North America Finance LLC
5.700%, 05/30/2041	470	650
Berry Global
4.875%, 07/15/2026 (D)	700	738
1.570%, 01/15/2026 (D)	1,010	1,019
BHP Billiton Finance USA
5.000%, 09/30/2043	40	55
2.875%, 02/24/2022	79	80
Dow Chemical
4.800%, 05/15/2049	925	1,201
DuPont de Nemours
4.493%, 11/15/2025	3,605	4,071
Equate Petrochemical MTN
4.250%, 11/03/2026 (D)	1,640	1,822
2.625%, 04/28/2028 (D)	2,250	2,288
Glencore Funding LLC
4.125%, 05/30/2023 (D)	50	53
4.000%, 03/27/2027 (D)	1,570	1,737
Industrias Penoles
4.150%, 09/12/2029 (D)	2,290	2,527

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	37

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Flavors and Fragrances
5.000%, 09/26/2048	$2,365	$3,150
2.300%, 11/01/2030 (D)	4,800	4,862
1.230%, 10/01/2025 (D)	4,110	4,098
LYB International Finance III LLC
3.625%, 04/01/2051	1,519	1,649
3.375%, 10/01/2040	2,313	2,445
Nacional del Cobre de Chile
4.250%, 07/17/2042 (D)	1,790	2,060
3.625%, 08/01/2027 (D)	2,770	3,020
Newcrest Finance Pty
3.250%, 05/13/2030 (D)	1,140	1,233
OCP
4.500%, 10/22/2025 (D)	1,860	2,010
Orbia Advance
2.875%, 05/11/2031 (D)	1,340	1,362
1.875%, 05/11/2026 (D)	1,410	1,421
Southern Copper
5.250%, 11/08/2042	4,540	5,835
Suzano Austria GmbH
6.000%, 01/15/2029	2,540	3,032
Teck Resources
6.250%, 07/15/2041	888	1,182
6.125%, 10/01/2035	789	1,018
5.200%, 03/01/2042	912	1,095
3.900%, 07/15/2030	685	747
Vale Overseas
6.875%, 11/21/2036	1,595	2,237
6.250%, 08/10/2026	2,290	2,762
Westlake Chemical
4.375%, 11/15/2047	805	939
3.600%, 08/15/2026	845	933
3.125%, 08/15/2051	2,215	2,146
WestRock RKT LLC
4.000%, 03/01/2023	330	344

		71,256

Real Estate — 0.9%
Agree
2.600%, 06/15/2033	384	389
2.000%, 06/15/2028	1,685	1,690
American Campus Communities Operating Partnership
3.750%, 04/15/2023	2,255	2,352
American Tower
2.700%, 04/15/2031	552	573
1.875%, 10/15/2030	3,215	3,119
1.600%, 04/15/2026	1,559	1,575
AvalonBay Communities MTN
4.350%, 04/15/2048	235	302
2.450%, 01/15/2031	2,490	2,593

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Boston Properties
3.800%, 02/01/2024	$2,000	$2,130
3.400%, 06/21/2029	1,510	1,657
2.900%, 03/15/2030	125	131
Brixmor Operating Partnership
2.500%, 08/16/2031	936	941
2.250%, 04/01/2028	532	543
Camden Property Trust
2.800%, 05/15/2030	925	987
CC Holdings GS V LLC / Crown Castle GS III Corp
3.849%, 04/15/2023	580	611
Crown Castle International
4.000%, 03/01/2027	381	428
2.900%, 04/01/2041	1,082	1,063
2.500%, 07/15/2031	1,693	1,718
2.100%, 04/01/2031	4,283	4,194
1.050%, 07/15/2026	2,317	2,283
CyrusOne/CyrusOne Finance
2.900%, 11/15/2024	2,682	2,811
Equinix
2.950%, 09/15/2051	1,895	1,830
ERP Operating
4.625%, 12/15/2021	200	200
Essential Properties
2.950%, 07/15/2031	2,595	2,616
Essex Portfolio
2.550%, 06/15/2031	797	819
1.700%, 03/01/2028	3,680	3,665
Federal Realty Investment Trust
3.950%, 01/15/2024	1,070	1,145
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	1,250	1,489
5.375%, 11/01/2023	839	909
5.375%, 04/15/2026	1,555	1,783
5.300%, 01/15/2029	2,545	2,988
5.250%, 06/01/2025	2,330	2,612
4.000%, 01/15/2030	990	1,069
Healthcare Realty Trust
3.875%, 05/01/2025	1,455	1,574
Healthcare Trust of America Holdings
3.500%, 08/01/2026	1,010	1,104
Life Storage
3.875%, 12/15/2027	935	1,053
Mid-America Apartments
4.300%, 10/15/2023	793	848
4.000%, 11/15/2025	947	1,050
3.950%, 03/15/2029	766	873
Piedmont Operating Partnership
4.450%, 03/15/2024	125	134
Regency Centers
2.950%, 09/15/2029	1,681	1,786

38	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Rexford Industrial Realty
2.150%, 09/01/2031	$858	$843
Sabra Health Care
3.900%, 10/15/2029	1,335	1,429
Simon Property Group LP
2.450%, 09/13/2029	1,915	1,978
SL Green Operating Partnership
3.250%, 10/15/2022	3,000	3,082
SL Green Realty
4.500%, 12/01/2022 (B)	500	519
Spirit Realty
4.450%, 09/15/2026	97	109
4.000%, 07/15/2029	439	493
3.400%, 01/15/2030	932	1,000
3.200%, 02/15/2031	1,075	1,141
2.700%, 02/15/2032	849	855
2.100%, 03/15/2028	1,539	1,546
STORE Capital
4.625%, 03/15/2029	987	1,132
4.500%, 03/15/2028	2,921	3,320
2.750%, 11/18/2030	1,370	1,395
Ventas Realty
3.000%, 01/15/2030	1,500	1,582
VEREIT Operating Partnership
3.400%, 01/15/2028	821	896
2.850%, 12/15/2032	1,121	1,186
2.200%, 06/15/2028	829	849
Vornado Realty
3.400%, 06/01/2031	554	579
Welltower
4.500%, 01/15/2024	183	198

		85,769

Utilities — 2.2%
Abu Dhabi National Energy PJSC MTN
3.400%, 04/29/2051 (D)	1,850	1,959
2.000%, 04/29/2028 (D)	2,830	2,858
AES
1.375%, 01/15/2026	1,666	1,657
Alabama Power
3.700%, 12/01/2047	2,745	3,149
Appalachian Power
4.500%, 03/01/2049	60	75
4.450%, 06/01/2045	1,600	1,967
Baltimore Gas and Electric
2.250%, 06/15/2031	1,153	1,177
Berkshire Hathaway Energy
2.850%, 05/15/2051	3,035	2,960
Black Hills
3.875%, 10/15/2049	685	742
Boston Gas
4.487%, 02/15/2042 (D)	140	165

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Comision Federal de Electricidad
4.875%, 01/15/2024 (D)	$300	$324
4.750%, 02/23/2027 (D)	1,410	1,590
3.875%, 07/26/2033 (D)	2,574	2,580
Commonwealth Edison
3.400%, 09/01/2021	140	140
Consolidated Edison of New York
4.650%, 12/01/2048	2,000	2,513
4.450%, 03/15/2044	2,375	2,896
3.950%, 04/01/2050	210	244
3.350%, 04/01/2030	260	288
Consumers Energy
2.650%, 08/15/2052	850	833
2.500%, 05/01/2060	646	593
Dominion Energy
3.300%, 04/15/2041	615	656
3.071%, 08/15/2024	1,800	1,909
2.250%, 08/15/2031	1,560	1,575
1.450%, 04/15/2026	980	988
DTE Electric
2.950%, 03/01/2050	1,709	1,779
DTE Energy
2.950%, 03/01/2030	1,034	1,095
2.529%, 10/01/2024	1,775	1,860
1.050%, 06/01/2025	4,039	4,030
Duke Energy
3.500%, 06/15/2051	455	480
3.150%, 08/15/2027	850	922
2.550%, 06/15/2031	7,110	7,311
2.400%, 08/15/2022	1,380	1,406
0.900%, 09/15/2025	1,955	1,943
Duke Energy Carolinas LLC
4.250%, 12/15/2041	1,000	1,212
4.000%, 09/30/2042	1,512	1,789
2.550%, 04/15/2031	770	808
Duke Energy Florida LLC
3.850%, 11/15/2042	720	841
3.200%, 01/15/2027	1,600	1,756
Duke Energy Indiana LLC
2.750%, 04/01/2050	1,205	1,180
Duke Energy Progress LLC
4.150%, 12/01/2044	250	304
2.800%, 05/15/2022	215	217
2.500%, 08/15/2050	1,160	1,090
Enel Finance International
1.375%, 07/12/2026 (D)	1,141	1,144
Entergy Arkansas LLC
2.650%, 06/15/2051	2,819	2,722
Entergy Texas
3.450%, 12/01/2027	1,625	1,769
Evergy
5.292%, 06/15/2022	1,216	1,247

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	39

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.900%, 09/15/2029	$1,026	$1,096
2.450%, 09/15/2024	1,445	1,510
Evergy Kansas Central
3.450%, 04/15/2050	1,031	1,134
Evergy Metro
5.300%, 10/01/2041	250	338
Evergy Missouri West
8.270%, 11/15/2021	2,894	2,938
Eversource Energy
2.900%, 10/01/2024	3,730	3,957
1.400%, 08/15/2026	1,170	1,173
Exelon
5.625%, 06/15/2035	1,720	2,280
3.950%, 06/15/2025	1,395	1,532
FirstEnergy
7.375%, 11/15/2031	4,905	6,851
4.750%, 03/15/2023	2,040	2,124
4.400%, 07/15/2027	1,310	1,470
1.600%, 01/15/2026	300	297
Florida Power and Light
3.250%, 06/01/2024	455	483
Interstate Power and Light
3.500%, 09/30/2049	584	648
ITC Holdings
4.050%, 07/01/2023	2,075	2,185
2.700%, 11/15/2022	1,563	1,603
Jersey Central Power & Light
2.750%, 03/01/2032 (D)	1,811	1,883
KeySpan Gas East
2.742%, 08/15/2026 (D)	1,175	1,238
Metropolitan Edison
4.300%, 01/15/2029 (D)	1,729	1,948
4.000%, 04/15/2025 (D)	1,000	1,063
3.500%, 03/15/2023 (D)	5,050	5,232
MidAmerican Energy
4.800%, 09/15/2043	1,500	1,966
3.650%, 04/15/2029	1,330	1,510
2.700%, 08/01/2052	998	981
Mid-Atlantic Interstate Transmission LLC
4.100%, 05/15/2028 (D)	220	250
Mississippi Power
4.250%, 03/15/2042	521	626
3.950%, 03/30/2028	1,906	2,156
3.100%, 07/30/2051	1,381	1,427
NextEra Energy Capital Holdings
2.403%, 09/01/2021	70	70
1.900%, 06/15/2028	1,539	1,561
0.650%, 03/01/2023	1,095	1,099
0.401%, VAR ICE LIBOR USD 3 Month + 0.270%, 02/22/2023	5,000	5,001
NiSource
5.800%, 02/01/2042	471	646

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northern States Power
3.200%, 04/01/2052	$766	$840
NSTAR Electric
3.100%, 06/01/2051	700	753
Oncor Electric Delivery LLC
2.750%, 05/15/2030	1,950	2,099
Pacific Gas and Electric
4.950%, 07/01/2050	1,159	1,227
4.750%, 02/15/2044	381	388
4.500%, 07/01/2040	389	393
4.200%, 06/01/2041	656	642
3.950%, 12/01/2047	1,732	1,642
3.500%, 08/01/2050	492	443
3.300%, 08/01/2040	90	83
2.500%, 02/01/2031	2,795	2,633
2.100%, 08/01/2027	5,317	5,143
1.750%, 06/16/2022	4,600	4,598
PacifiCorp
2.900%, 06/15/2052	3,587	3,582
PECO Energy
4.150%, 10/01/2044	1,985	2,434
Pennsylvania Electric
3.250%, 03/15/2028 (D)	655	698
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (D)	2,090	2,658
5.450%, 05/21/2028 (D)	1,030	1,210
4.125%, 05/15/2027 (D)	1,990	2,183
Piedmont Natural Gas
2.500%, 03/15/2031	3,160	3,237
Progress Energy
6.000%, 12/01/2039	200	281
Public Service Electric and Gas MTN
3.700%, 05/01/2028	3,090	3,517
2.700%, 05/01/2050	1,717	1,715
2.050%, 08/01/2050	315	279
1.900%, 08/15/2031	1,545	1,545
Public Service Enterprise Group
1.600%, 08/15/2030	501	479
Public Service of Colorado
1.875%, 06/15/2031	1,772	1,775
Public Service of Oklahoma
3.150%, 08/15/2051	780	799
2.200%, 08/15/2031	1,170	1,176
Sempra Energy
2.900%, 02/01/2023	1,240	1,279
Southern California Edison
4.125%, 03/01/2048	864	934
Southern California Gas
2.550%, 02/01/2030	1,840	1,921
Southern Gas Capital
3.250%, 06/15/2026	1,550	1,680

40	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.750%, 01/15/2031	$1,216	$1,175
Southwestern Electric Power
2.750%, 10/01/2026	1,000	1,063
1.650%, 03/15/2026	3,990	4,051
Southwestern Public Service
3.750%, 06/15/2049	2,000	2,331
Trans-Allegheny Interstate Line
3.850%, 06/01/2025 (D)	545	591
Virginia Electric & Power
2.450%, 12/15/2050	1,129	1,052
Virginia Electric and Power
4.650%, 08/15/2043	1,205	1,534
3.450%, 02/15/2024	150	159
2.950%, 01/15/2022	1,720	1,726
Vistra Operations LLC
4.300%, 07/15/2029 (D)	2,725	2,944
WEC Energy Group
1.375%, 10/15/2027	1,121	1,108
0.800%, 03/15/2024	3,434	3,451
Wisconsin Electric Power
1.700%, 06/15/2028	1,376	1,379

		207,849

Total Corporate Obligations (Cost $2,567,493) ($ Thousands)		2,724,954

ASSET-BACKED SECURITIES — 7.7%

Automotive — 0.8%
Ally Auto Receivables Trust, Ser 2019-4,
Cl A3
1.840%, 06/17/2024	320	323
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl A2A
0.600%, 12/18/2023	1,121	1,122
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2
0.420%, 03/18/2024	1,076	1,077
Avis Budget Rental Car Funding AESOP LLC, Ser 2017-1A, Cl A
3.070%, 09/20/2023 (D)	610	624
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (D)	1,574	1,644
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-1A, Cl A
2.330%, 08/20/2026 (D)	3,290	3,444
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl A
2.020%, 02/20/2027 (D)	3,620	3,733

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Chesapeake Funding II LLC, Ser 2018-2A, Cl A1
3.230%, 08/15/2030 (D)	$596	$598
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (D)	1,707	1,731
Chesapeake Funding II LLC, Ser 2020-1A, Cl A1
0.870%, 08/16/2032 (D)	3,929	3,951
Chesapeake Funding II LLC, Ser 2020-1A, Cl B
1.240%, 08/16/2032 (D)	1,830	1,852
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2
0.560%, 12/11/2034 (D)	2,780	2,784
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (D)	1,140	1,142
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl C
1.200%, 12/11/2034 (D)	1,990	1,992
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (D)	301	302
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (D)	905	906
Exeter Automobile Receivables Trust, Ser 2020-2A, Cl A
1.130%, 08/15/2023 (D)	131	131
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl A2
0.270%, 01/16/2024	1,627	1,628
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (D)	1,344	1,449
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/2022	13	13
Ford Credit Auto Owner Trust, Ser 2019- REV1, Cl A
3.520%, 07/15/2030 (D)	3,354	3,585
Ford Credit Auto Owner Trust, Ser 2021-1, Cl A
1.370%, 10/17/2033 (D)	1,593	1,614
Ford Credit Floorplan Master Owner Trust A, Ser 2018-4, Cl A
4.060%, 11/15/2030	2,740	3,146
Hertz Vehicle Financing III, Ser 2021-2A, Cl A
1.680%, 12/27/2027 (D)	3,767	3,805

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	41

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III, Ser 2021-2A, Cl C
2.520%, 12/27/2027 (D)	$2,030	$2,066
Hertz Vehicle Financing LLC, Ser 2021-1A, Cl A
1.210%, 12/26/2025 (D)	1,281	1,288
Hyundai Auto Receivables Trust, Ser 2020- B, Cl A2
0.380%, 03/15/2023	1,010	1,011
JPMorgan Chase Bank - CACLN, Ser 2020-1, Cl B
0.991%, 01/25/2028 (D)	739	741
JPMorgan Chase Bank - CACLN, Ser 2020- 2, Cl B
0.840%, 02/25/2028 (D)	1,462	1,464
JPMorgan Chase Bank - CACLN, Ser 2021-2, Cl B
0.889%, 12/26/2028 (D)	2,050	2,051
Prestige Auto Receivables Trust, Ser 2020- 1A, Cl A2
0.520%, 02/15/2024 (D)	630	631
Santander Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.030%, 02/15/2024	505	507
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A2
0.460%, 09/15/2023	227	227
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3
0.520%, 07/15/2024	2,414	2,416
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A2
0.420%, 09/15/2023	395	395
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl A3
0.480%, 07/15/2024	1,232	1,233
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl A2
0.280%, 04/15/2024	1,992	1,993
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B
0.590%, 09/15/2025	1,830	1,834
Santander Retail Auto Lease Trust, Ser 2021-B, Cl A3
0.510%, 08/20/2024 (D)	1,166	1,168
Santander Revolving Auto Loan Trust, Ser 2019-A, Cl A
2.510%, 01/26/2032 (D)	1,307	1,378
Tesla Auto Lease Trust, Ser 2021-A, Cl A3
0.560%, 03/20/2025 (D)	881	883
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (D)	320	321

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (D)	$1,644	$1,677
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (D)	4,293	4,311
Toyota Auto Receivables Owner Trust, Ser 2019-D, Cl A3
1.920%, 01/16/2024	504	509
Toyota Auto Receivables Owner Trust, Ser 2020-A, Cl A2
1.670%, 11/15/2022	46	46
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl A2A
0.390%, 10/15/2024 (D)	2,178	2,180
Wheels SPV 2 LLC, Ser 2020-1A, Cl A2
0.510%, 08/20/2029 (D)	2,649	2,654

		75,580

Credit Cards — 0.2%
Capital One Multi-Asset Execution Trust, Ser 2021-A2, Cl A2
1.390%, 07/15/2030	6,663	6,692
Citibank Credit Card Issuance Trust, Ser 2017-A6, Cl A6
0.866%, VAR ICE LIBOR USD 1 Month + 0.770%, 05/14/2029	6,475	6,589

		13,281

Mortgage Related Securities — 0.2%
Aames Mortgage Trust, Ser 2002-1, Cl A3
7.396%, 06/25/2032	20	20
Accredited Mortgage Loan Trust, Ser 2005- 3, Cl M3
0.564%, VAR ICE LIBOR USD 1 Month + 0.480%, 09/25/2035	7,006	6,984
Centex Home Equity Loan Trust, Ser 2005- A, Cl M1
0.804%, VAR ICE LIBOR USD 1 Month + 0.720%, 01/25/2035	3,758	3,764
Delta Funding Home Equity Loan Trust, Ser 1999-3, Cl A1A
0.916%, VAR ICE LIBOR USD 1 Month + 0.820%, 09/15/2029	197	193
Master Asset-Backed Securities Trust, Ser 2006-WMC3, Cl A4
0.244%, VAR ICE LIBOR USD 1 Month + 0.160%, 08/25/2036	738	336
Morgan Stanley Asset-Backed Securities Capital I Trust, Ser 2005-WMC3, Cl M4
1.014%, VAR ICE LIBOR USD 1 Month + 0.930%, 03/25/2035	148	154

42	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Cl 2A3S
5.858%, 01/25/2047	$14	$7
RASC Trust, Ser 2005-KS9, Cl M5
1.029%, VAR ICE LIBOR USD 1 Month + 0.630%, 10/25/2035	8,000	7,977
Soundview Home Loan Trust, Ser 2006-OPT3, Cl 2A3
0.254%, VAR ICE LIBOR USD 1 Month + 0.170%, 06/25/2036	301	301
Structured Asset Securities Pass-Through Certificates, Ser 2002-AL1, Cl A2
3.450%, 02/25/2032	31	29
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2004-2, Cl A33
1.084%, VAR ICE LIBOR USD 1 Month + 1.000%, 10/25/2034	2,176	2,158

		21,923

Other Asset-Backed Securities — 6.5%
ABPCI Direct Lending Fund CLO X, Ser 2020- 10A, Cl A1A
2.084%, VAR ICE LIBOR USD 3 Month + 1.950%, 01/20/2032 (D)	2,420	2,424
AccessLex Institute, Ser 2007-A, Cl A3
0.429%, VAR ICE LIBOR USD 3 Month + 0.300%, 05/25/2036	2,439	2,395
ACRES Commercial Realty, Ser 2021-FL1, Cl AS
1.696%, VAR ICE LIBOR USD 1 Month + 1.600%, 06/15/2036 (D)	6,000	6,002
AGL CLO VI, Ser 2021-6A, Cl AR
1.334%, VAR ICE LIBOR USD 3 Month + 1.200%, 07/20/2034 (D)	1,360	1,360
AGL Core CLO VIII, Ser 2020-8A, Cl A1
1.634%, VAR ICE LIBOR USD 3 Month + 1.500%, 10/20/2031 (D)	1,110	1,113
Aimco CLO XI, Ser 2020-11A, Cl A1
1.506%, VAR ICE LIBOR USD 3 Month + 1.380%, 10/15/2031 (D)	5,500	5,508
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (D)	700	703
AMMC CLO IX, Ser 2019-19A, Cl AR
1.266%, VAR ICE LIBOR USD 3 Month + 1.140%, 10/16/2028 (D)	1,630	1,631
AMMC CLO XIII, Ser 2021-13A, Cl A1R2
1.175%, VAR ICE LIBOR USD 3 Month + 1.050%, 07/24/2029 (D)	6,000	5,999
AMMC CLO XXIII, Ser 2020-23A, Cl A1L
1.534%, VAR ICE LIBOR USD 3 Month + 1.400%, 10/17/2031 (D)	640	642

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Antares CLO, Ser 2020-1A, Cl A1
2.038%, VAR ICE LIBOR USD 3 Month + 1.900%, 10/23/2031 (D)	$2,500	$2,511
Apidos CLO XXI, Ser 2018-21A, Cl A1R
1.064%, VAR ICE LIBOR USD 3 Month + 0.930%, 07/18/2027 (D)	636	636
Apidos CLO XXXV, Ser 2021-35A, Cl A
1.249%, VAR ICE LIBOR USD 3 Month + 1.050%, 04/20/2034 (D)	1,320	1,321
Applebee’s Funding LLC / IHOP Funding LLC, Ser 2019-1A, Cl A2I
4.194%, 06/07/2049 (D)	1,985	2,018
ARES XLVII CLO, Ser 2018-47A, Cl A1
1.046%, VAR ICE LIBOR USD 3 Month + 0.920%, 04/15/2030 (D)	1,040	1,040
Balboa Bay Loan Funding, Ser 2020-1A, Cl A
1.484%, VAR ICE LIBOR USD 3 Month + 1.350%, 01/20/2032 (D)	2,610	2,618
Barings CLO, Ser 2017-IA, Cl AR
0.934%, VAR ICE LIBOR USD 3 Month + 0.800%, 01/20/2028 (D)	3,321	3,322
BCC Funding XVI LLC, Ser 2019-1A, Cl A2
2.460%, 08/20/2024 (D)	1,688	1,707
Blackbird Capital Aircraft, Ser 2021-1A, Cl A
2.443%, 07/15/2046 (D)	1,025	1,033
BlueMountain CLO, Ser 2018-2A, Cl AR2
1.181%, VAR ICE LIBOR USD 3 Month + 1.050%, 11/20/2028 (D)	570	571
Brazos Education Loan Authority, Ser 2012- 1, Cl A1
0.784%, VAR ICE LIBOR USD 1 Month + 0.700%, 12/26/2035	1,278	1,270
Brazos Higher Education Authority, Ser 2010-1, Cl A2
1.329%, VAR ICE LIBOR USD 3 Month + 1.200%, 02/25/2035	4,835	4,897
Brazos Higher Education Authority, Ser 2011-1, Cl A2
0.929%, VAR ICE LIBOR USD 3 Month + 0.800%, 02/25/2030	379	381
Brazos Higher Education Authority, Ser 2011-2, Cl A3
1.125%, VAR ICE LIBOR USD 3 Month + 1.000%, 10/27/2036	3,520	3,560
BSPRT Issuer, Ser 2018-FL3, Cl AS
1.446%, VAR ICE LIBOR USD 1 Month + 1.350%, 03/15/2028 (D)	6,242	6,242
BSPRT Issuer, Ser 2019-FL5, Cl A
1.246%, VAR ICE LIBOR USD 1 Month + 1.150%, 05/15/2029 (D)	4,335	4,333
BVRT Financing, Ser 2021-1F, Cl M1
1.610%, 02/10/2022	894	894

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	43

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Canyon CLO, Ser 2020-2A, Cl A
1.576%, VAR ICE LIBOR USD 3 Month + 1.450%, 10/15/2031 (D)	$1,500	$1,506
Carlyle Global Market Strategies CLO, Ser 2018-3RA, Cl A1A
1.179%, VAR ICE LIBOR USD 3 Month + 1.050%, 07/27/2031 (D)	863	863
Carlyle US CLO, Ser 2021-1A, Cl A1
1.331%, VAR ICE LIBOR USD 3 Month + 1.140%, 04/15/2034 (D)	2,400	2,399
Carlyle US CLO, Ser 2021-1A, Cl A2R
1.784%, VAR ICE LIBOR USD 3 Month + 1.650%, 07/20/2034 (D)	3,030	3,028
Catskill Park CLO, Ser 2017-1A, Cl A2
1.834%, VAR ICE LIBOR USD 3 Month + 1.700%, 04/20/2029 (D)	1,500	1,499
Cayuga Park CLO, Ser 2021-1A, Cl AR
1.230%, VAR ICE LIBOR USD 3 Month + 1.120%, 07/17/2034 (D)	2,360	2,359
CBAM, Ser 2017-1A, Cl A1
1.384%, VAR ICE LIBOR USD 3 Month + 1.250%, 07/20/2030 (D)	750	751
Cedar Funding V CLO, Ser 2020-5A, Cl AFRR
1.937%, 07/17/2031 (D)	1,580	1,579
Cedar Funding XI CLO, Ser 2021-11A, Cl B2R
1.721%, VAR ICE LIBOR USD 3 Month + 1.600%, 05/29/2032 (D)	3,320	3,320
Cerberus Loan Funding XXVIII, Ser 2020- 1A, Cl A
1.976%, VAR ICE LIBOR USD 3 Month + 1.850%, 10/15/2031 (D)	700	702
Chase Funding Trust, Ser 2003-6, Cl 1A5
4.951%, 11/25/2034	124	131
Chase Funding Trust, Ser 2003-6, Cl 1A7
4.951%, 11/25/2034	123	130
CIT Education Loan Trust, Ser 2007-1, Cl A
0.237%, VAR ICE LIBOR USD 3 Month + 0.090%, 03/25/2042 (D)	1,507	1,477
Citicorp Residential Mortgage Trust, Ser 2006-2, Cl A5
5.250%, 09/25/2036	1,934	1,967
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.151%, 03/25/2037	626	641
College Ave Student Loans LLC, Ser 2018-A, Cl A2
4.130%, 12/26/2047 (D)	563	595
College Ave Student Loans LLC, Ser 2019-A, Cl A2
3.280%, 12/28/2048 (D)	1,119	1,159
College Ave Student Loans LLC, Ser 2021-A, Cl A2
1.600%, 07/25/2051 (D)	1,850	1,855

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
College Avenue Student Loans LLC, Ser 2017-A, Cl A1
1.734%, VAR ICE LIBOR USD 1 Month + 1.650%, 11/26/2046 (D)	$788	$796
College Avenue Student Loans LLC, Ser 2021-B, Cl A2
1.760%, 06/25/2052 (D)	909	916
Columbia Cent CLO XXIX, Ser 2020-29A, Cl A1N
1.834%, VAR ICE LIBOR USD 3 Month + 1.700%, 07/20/2031 (D)	1,030	1,035
COOF Securitization Trust, Ser 2014-1, Cl A, IO
2.860%, 06/25/2040 (C)(D)	191	17
Countrywide Asset-Backed Certificates Trust, Ser 2004-6, Cl 1A1
0.624%, VAR ICE LIBOR USD 1 Month + 0.540%, 12/25/2034	2,226	2,171
Countrywide Asset-Backed Certificates Trust, Ser 2007-13, Cl 2A1
0.984%, VAR ICE LIBOR USD 1 Month + 0.900%, 10/25/2047	268	267
Countrywide Asset-Backed Certificates, Ser 2006-15, Cl A3
4.458%, 10/25/2046 (C)	6	6
Countrywide Asset-Backed Certificates, Ser 2006-SD3, Cl A1
0.744%, VAR ICE LIBOR USD 1 Month + 0.660%, 07/25/2036 (D)	46	44
Countrywide Home Equity Loan Revolving Home Equity Loan Trust, Ser 2007-A, Cl A
0.216%, VAR ICE LIBOR USD 1 Month + 0.120%, 04/15/2037	1,737	1,673
Credit-Based Asset Servicing and Securitization LLC, Ser 2003-CB3, Cl AF1
3.379%, 12/25/2032	28	28
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-CB2, Cl AF2
3.101%, 12/25/2036	364	362
CSMC Trust, Ser 2017-RPL1, Cl A1
2.750%, 07/25/2057 (C)(D)	5,756	5,954
Denali Capital CLO X LLC, Ser 2017-1A, Cl A1LR
1.175%, VAR ICE LIBOR USD 3 Month + 1.050%, 10/26/2027 (D)	463	463
Dryden LXXV CLO, Ser 2021-75A, Cl AR2
1.166%, VAR ICE LIBOR USD 3 Month + 1.040%, 04/15/2034 (D)	1,260	1,258
Dryden LXXVII CLO, Ser 2021-77A, Cl BR
1.784%, VAR ICE LIBOR USD 3 Month + 1.650%, 05/20/2034 (D)	2,910	2,909

44	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Dryden XXV Senior Loan Fund, Ser 2017-25A, Cl ARR
1.026%, VAR ICE LIBOR USD 3 Month + 0.900%, 10/15/2027 (D)	$716	$716
Dryden XXVI Senior Loan Fund, Ser 2018-26A, Cl AR
1.026%, VAR ICE LIBOR USD 3 Month + 0.900%, 04/15/2029 (D)	4,054	4,053
Educational Funding of the South, Ser 2011-1, Cl A2
0.775%, VAR ICE LIBOR USD 3 Month + 0.650%, 04/25/2035	1,623	1,636
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.084%, VAR ICE LIBOR USD 1 Month + 1.000%, 04/25/2033 (D)	2,845	2,860
Elmwood CLO II, Ser 2021-2A, Cl AR
1.284%, VAR ICE LIBOR USD 3 Month + 1.150%, 04/20/2034 (D)	3,100	3,099
FirstKey Homes Trust, Ser 2020-SFR1, Cl A
1.339%, 08/17/2037 (D)	1,888	1,891
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (D)	8,646	8,657
FirstKey Homes Trust, Ser 2021-SFR1, Cl A
1.538%, 08/17/2038 (D)	2,500	2,508
FirstKey Homes Trust, Ser 2021-SFR2, Cl A
1.376%, 09/17/2038 (D)	2,475	2,478
FNMA Grantor Trust, Ser 2017-T1, Cl A
2.898%, 06/25/2027	179	196
Galaxy XV CLO, Ser 2021-15A, Cl ARR
1.096%, VAR ICE LIBOR USD 3 Month + 0.970%, 10/15/2030 (D)	3,350	3,352
Global SC Finance II SRL, Ser 2014-1A, Cl A2
3.090%, 07/17/2029 (D)	804	814
GMF Floorplan Owner Revolving Trust, Ser 2019-2, Cl A
2.900%, 04/15/2026 (D)	1,906	2,020
Golub Capital Partners CLO, Ser 2019-45A, Cl A
1.854%, VAR ICE LIBOR USD 3 Month + 1.720%, 10/20/2031 (D)	1,500	1,506
Great Lakes Kcap F3c Senior LLC, Ser 2017-1A, Cl A
2.035%, VAR ICE LIBOR USD 3 Month + 1.900%, 12/20/2029 (D)	4,070	4,069
Halcyon Loan Advisors Funding, Ser 2018- 2A, Cl AR
1.205%, VAR ICE LIBOR USD 3 Month + 1.080%, 07/25/2027 (D)	100	100
Halsey Point CLO I, Ser 2019-1A, Cl A1A1
1.484%, VAR ICE LIBOR USD 3 Month + 1.350%, 01/20/2033 (D)	590	591

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
HalseyPoint CLO III, Ser 2020-3A, Cl A1A
1.579%, VAR ICE LIBOR USD 3 Month + 1.450%, 11/30/2032 (D)	$700	$703
Hardee’s Funding LLC, Ser 2021-1A, Cl A2
2.865%, 06/20/2051 (D)	3,760	3,824
HGI CRE CLO, Ser 2021-FL1, Cl A
1.146%, VAR ICE LIBOR USD 1 Month + 1.050%, 06/16/2036 (D)	3,020	3,021
Higher Education Funding I, Ser 2014-1, Cl A
1.179%, VAR ICE LIBOR USD 3 Month + 1.050%, 05/25/2034 (D)	1,906	1,914
Hildene Community Funding CDO, Ser 2020-1A, Cl AR
3.250%, 11/01/2035 (D)	910	899
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (D)	1,175	1,227
Home Partners of America Trust, Ser 2019- 2, Cl A
2.703%, 10/19/2039 (D)	3,431	3,526
HSI Asset Securitization Trust, Ser 2006- OPT3, Cl 3A3
0.444%, VAR ICE LIBOR USD 1 Month + 0.360%, 02/25/2036	89	89
Invitation Homes Trust, Ser 2018-SFR2, Cl A
0.996%, VAR ICE LIBOR USD 1 Month + 0.900%, 06/17/2037 (D)	5,546	5,554
JGWPT XXX LLC, Ser 2013-3A, Cl A
4.080%, 01/17/2073 (D)	1,362	1,541
JGWPT XXXII LLC, Ser 2014-2A, Cl A
3.610%, 01/17/2073 (D)	1,845	2,034
KGS-Alpha SBA COOF Trust, Ser 2012-A, Cl A, IO
0.925%, 08/25/2038 (C)(D)	854	18
KGS-Alpha SBA COOF Trust, Ser 2014-2, Cl A, IO
3.736%, 04/25/2040 (C)(D)	163	13
KKR CLO XVI, Ser 2019-16, Cl A1R
1.384%, VAR ICE LIBOR USD 3 Month + 1.250%, 01/20/2029 (D)	1,234	1,235
KKR CLO XVI, Ser 2019-16, Cl A2R
1.934%, VAR ICE LIBOR USD 3 Month + 1.800%, 01/20/2029 (D)	730	735
KKR CLO XXXII, Ser 2020-32A, Cl A1
1.446%, VAR ICE LIBOR USD 3 Month + 1.320%, 01/15/2032 (D)	900	903
Lakeview Loan Servicing, Ser 2020-CRT1, Cl M1
1.900%, 07/10/2032	51	51
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
1.206%, VAR ICE LIBOR USD 3 Month + 1.080%, 07/16/2031 (D)	925	925

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	45

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
LCM XIII, Ser 2019-13A, Cl ARR
1.274%, VAR ICE LIBOR USD 3 Month + 1.140%, 07/19/2027 (D)	$2,485	$2,486
LCM XVIII, Ser 2019-19A, Cl AR
1.366%, VAR ICE LIBOR USD 3 Month + 1.240%, 07/15/2027 (D)	218	218
LCM XXI, Ser 2018-21A, Cl AR
1.014%, VAR ICE LIBOR USD 3 Month + 0.880%, 04/20/2028 (D)	1,005	1,004
LCM XXIV, Ser 2021-24A, Cl AR
1.114%, VAR ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (D)	5,900	5,900
LCM XXXII, Ser 2021-32A, Cl B
1.810%, VAR ICE LIBOR USD 3 Month + 1.700%, 07/20/2034 (D)	2,850	2,849
LoanCore Issuer, Ser 2019-CRE2, Cl A
1.226%, VAR ICE LIBOR USD 1 Month + 1.130%, 05/15/2036 (D)	4,622	4,622
Madison Park Funding X, Ser 2021-10A, Cl AR3
1.144%, VAR ICE LIBOR USD 3 Month + 1.010%, 01/20/2029 (D)	3,578	3,579
Madison Park Funding XXXV, Ser 2021-35A, Cl A1R
1.124%, VAR ICE LIBOR USD 3 Month + 0.990%, 04/20/2032 (D)	4,010	4,009
Magnetite XIV-R, Ser 2018-14RA, Cl A2
1.254%, VAR ICE LIBOR USD 3 Month + 1.120%, 10/18/2031 (D)	2,910	2,890
Magnetite XXVIII, Ser 2020-28A, Cl A
1.395%, VAR ICE LIBOR USD 3 Month + 1.270%, 10/25/2031 (D)	3,300	3,300
Marathon CLO XIII, Ser 2019-1A, Cl A1BL
2.126%, VAR ICE LIBOR USD 3 Month + 2.000%, 04/15/2032 (D)	1,000	1,000
MF1, Ser 2020-FL4, Cl A
1.865%, VAR SOFR30A + 1.814%, 11/15/2035 (D)	1,830	1,849
Mid-State Capital Trust, Ser 2004-1, Cl A
6.005%, 08/15/2037	131	138
Mid-State Capital Trust, Ser 2006-1, Cl A
5.787%, 10/15/2040 (D)	2,765	2,943
Mid-State Trust XI, Ser 2003-11, Cl A1
4.864%, 07/15/2038	1,257	1,322
MKS CLO, Ser 2018-2A, Cl A
1.324%, VAR ICE LIBOR USD 3 Month + 1.190%, 01/20/2031 (D)	1,500	1,505
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (D)	1,739	1,742
MVW LLC, Ser 2021-1WA, Cl B
1.440%, 01/22/2041 (D)	874	876

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Myers Park CLO, Ser 2018-1A, Cl B1
1.734%, VAR ICE LIBOR USD 3 Month + 1.600%, 10/20/2030 (D)	$890	$890
Navient Private Education Loan Trust, Ser 2014-AA, Cl A3
1.696%, VAR ICE LIBOR USD 1 Month + 1.600%, 10/15/2031 (D)	1,086	1,103
Navient Private Education Loan Trust, Ser 2016-AA, Cl A2B
2.246%, VAR ICE LIBOR USD 1 Month + 2.150%, 12/15/2045 (D)	550	565
Navient Private Education Loan Trust, Ser 2018-BA, Cl A2A
3.610%, 12/15/2059 (D)	1,027	1,071
Navient Private Education Loan Trust, Ser 2020-IA, Cl A1A
1.330%, 04/15/2069 (D)	5,356	5,354
Navient Private Education Refi Loan Trust, Ser 2018-A, Cl A2
3.190%, 02/18/2042 (D)	255	258
Navient Private Education Refi Loan Trust, Ser 2018-CA, Cl A2
3.520%, 06/16/2042 (D)	448	457
Navient Private Education Refi Loan Trust, Ser 2018-DA, Cl A2A
4.000%, 12/15/2059 (D)	2,819	2,968
Navient Private Education Refi Loan Trust, Ser 2019-A, Cl A2A
3.420%, 01/15/2043 (D)	2,229	2,284
Navient Private Education Refi Loan Trust, Ser 2019-CA, Cl A2
3.130%, 02/15/2068 (D)	3,467	3,543
Navient Private Education Refi Loan Trust, Ser 2019-D, Cl A2A
3.010%, 12/15/2059 (D)	2,978	3,116
Navient Private Education Refi Loan Trust, Ser 2019-FA, Cl A2
2.600%, 08/15/2068 (D)	4,488	4,588
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (D)	1,159	1,183
Navient Private Education Refi Loan Trust, Ser 2020-A, Cl A2A
2.460%, 11/15/2068 (D)	2,606	2,687
Navient Private Education Refi Loan Trust, Ser 2020-BA, Cl A2
2.120%, 01/15/2069 (D)	1,307	1,327
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (D)	1,557	1,574
Navient Private Education Refi Loan Trust, Ser 2020-EA, Cl A
1.690%, 05/15/2069 (D)	2,214	2,249

46	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (D)	$3,081	$3,102
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (D)	6,742	6,789
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (D)	2,802	2,824
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (D)	1,132	1,131
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (D)	5,511	5,516
Navient Private Education Refi Loan Trust, Ser 2021-CA, Cl A
1.060%, 10/15/2069 (D)	8,277	8,300
Navient Private Education Refi Loan Trust, Ser 2021-EA, Cl A
0.970%, 12/16/2069 (D)	7,220	7,224
Navient Student Loan Trust, Ser 2014-1, Cl A3
0.594%, VAR ICE LIBOR USD 1 Month + 0.510%, 06/25/2031	3,255	3,181
Navient Student Loan Trust, Ser 2014-3, Cl A
0.704%, VAR ICE LIBOR USD 1 Month + 0.620%, 03/25/2083	3,793	3,802
Navient Student Loan Trust, Ser 2014-4, Cl A
0.704%, VAR ICE LIBOR USD 1 Month + 0.620%, 03/25/2083	2,593	2,599
Navient Student Loan Trust, Ser 2016-3A, Cl A3
1.434%, VAR ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (D)	1,780	1,820
Navient Student Loan Trust, Ser 2017-3A, Cl A3
1.134%, VAR ICE LIBOR USD 1 Month + 1.050%, 07/26/2066 (D)	6,630	6,736
Navient Student Loan Trust, Ser 2019-BA, Cl A2A
3.390%, 12/15/2059 (D)	3,498	3,673
Navient Student Loan Trust, Ser 2021-1A, Cl A1A
1.310%, 12/26/2069 (D)	1,328	1,315
Nelnet Student Loan Trust, Ser 2004-3, Cl A5
0.305%, VAR ICE LIBOR USD 3 Month + 0.180%, 10/27/2036	937	924
Nelnet Student Loan Trust, Ser 2004-4, Cl A5
0.285%, VAR ICE LIBOR USD 3 Month + 0.160%, 01/25/2037	1,791	1,771

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2005-1, Cl A5
0.235%, VAR ICE LIBOR USD 3 Month + 0.110%, 10/25/2033	$5,940	$5,854
Nelnet Student Loan Trust, Ser 2005-2, Cl A5
0.235%, VAR ICE LIBOR USD 3 Month + 0.100%, 03/23/2037	5,304	5,225
Nelnet Student Loan Trust, Ser 2005-3, Cl A5
0.255%, VAR ICE LIBOR USD 3 Month + 0.120%, 12/24/2035	4,643	4,578
Nelnet Student Loan Trust, Ser 2005-4, Cl A4
0.315%, VAR ICE LIBOR USD 3 Month + 0.180%, 03/22/2032	713	692
Nelnet Student Loan Trust, Ser 2014-4A, Cl A2
1.034%, VAR ICE LIBOR USD 1 Month + 0.950%, 11/25/2048 (D)	3,735	3,812
Nelnet Student Loan Trust, Ser 2021-CA, Cl AFX
1.320%, 04/20/2062 (D)	3,655	3,658
Neuberger Berman Loan Advisers CLO XL, Ser 2021-40A, Cl A
1.186%, VAR ICE LIBOR USD 3 Month + 1.060%, 04/16/2033 (D)	3,800	3,799
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
0.274%, VAR ICE LIBOR USD 1 Month + 0.190%, 04/25/2037	8,844	8,629
NP SPE X, Ser 2021-1A, Cl A1
2.230%, 03/19/2051 (D)	2,570	2,588
Ocean Trails CLO IX, Ser 2020-9A, Cl A1
1.996%, VAR ICE LIBOR USD 3 Month + 1.870%, 10/15/2029 (D)	3,000	3,010
Octagon Investment Partners L, Ser 2020- 4A, Cl A1
1.426%, VAR ICE LIBOR USD 3 Month + 1.300%, 10/15/2033 (D)	3,235	3,240
Octagon Investment Partners XIV, Ser 2021-1A, Cl AARR
1.076%, VAR ICE LIBOR USD 3 Month + 0.950%, 07/15/2029 (D)	6,000	5,990
Octagon Investment Partners XLV, Ser 2019-1A, Cl A
1.456%, VAR ICE LIBOR USD 3 Month + 1.330%, 10/15/2032 (D)	1,500	1,501
Octagon Investment Partners XXI, Ser 2021-1A, Cl AAR3
1.125%, VAR ICE LIBOR USD 3 Month + 1.000%, 02/14/2031 (D)	1,300	1,297

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	47

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OHA Credit Funding VII, Ser 2020-7A, Cl A
1.384%, VAR ICE LIBOR USD 3 Month + 1.250%, 10/19/2032 (D)	$760	$760
Orange Lake Timeshare Trust, Ser 2018-A, Cl A
3.100%, 11/08/2030 (D)	219	225
Orange Lake Timeshare Trust, Ser 2019-A, Cl A
3.060%, 04/09/2038 (D)	1,284	1,329
Owl Rock CLO III, Ser 2020-3A, Cl A1L
1.934%, VAR ICE LIBOR USD 3 Month + 1.800%, 04/20/2032 (D)	1,620	1,622
Parliament Funding II, Ser 2020-1A, Cl A
2.584%, VAR ICE LIBOR USD 3 Month + 2.450%, 08/12/2030 (D)	1,525	1,529
PFS Financing, Ser 2018-F, Cl A
3.520%, 10/15/2023 (D)	1,380	1,382
Point Au Roche Park CLO, Ser 2021-1A, Cl A
1.256%, VAR ICE LIBOR USD 3 Month + 1.080%, 07/20/2034 (D)	3,130	3,129
Progress Residential Trust, Ser 2019-SFR2, Cl A
3.147%, 05/17/2036 (D)	253	257
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (D)	2,666	2,708
Progress Residential Trust, Ser 2019-SFR4, Cl A
2.687%, 10/17/2036 (D)	2,235	2,280
Progress Residential Trust, Ser 2021-SFR8, Cl A
1.510%, 09/17/2038 (D)	5,570	5,570
RAMP Trust, Ser 2007-RZ1, Cl A3
0.334%, VAR ICE LIBOR USD 1 Month + 0.250%, 02/25/2037	8,478	8,431
RASC Trust, Ser 2006-KS2, Cl M2
0.669%, VAR ICE LIBOR USD 1 Month + 0.585%, 03/25/2036	3,159	3,147
Recette CLO, Ser 2021-1A, Cl ARR
1.214%, VAR ICE LIBOR USD 3 Month + 1.080%, 04/20/2034 (D)	760	760
Rockford Tower CLO, Ser 2021-2A, Cl AR
1.231%, VAR ICE LIBOR USD 3 Month + 1.100%, 08/20/2032 (D)	5,000	4,999
RR III, Ser 2018-3A, Cl A1R2
1.216%, VAR ICE LIBOR USD 3 Month + 1.090%, 01/15/2030 (D)	1,100	1,101
SBA Small Business Investment, Ser 2018-10B, Cl 1
3.548%, 09/10/2028	2,032	2,207
SBA Small Business Investment, Ser 2019-10A, Cl 1
3.113%, 03/10/2029	1,016	1,091

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sequoia Infrastructure Funding I, Ser 2021- 1A, Cl A
1.595%, VAR ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (D)	$1,990	$1,989
Seven Sticks CLO, Ser 2018-1A, Cl A1R
1.176%, VAR ICE LIBOR USD 3 Month + 1.050%, 07/15/2028 (D)	355	356
Silver Rock CLO I, Ser 2020-1A, Cl A
1.784%, VAR ICE LIBOR USD 3 Month + 1.650%, 10/20/2031 (D)	2,350	2,357
SLM Student Loan Trust, Ser 2003-1, Cl A5C
0.869%, VAR ICE LIBOR USD 3 Month + 0.750%, 12/15/2032 (D)	988	920
SLM Student Loan Trust, Ser 2003-4, Cl A5D
0.869%, VAR ICE LIBOR USD 3 Month + 0.750%, 03/15/2033 (D)	883	839
SLM Student Loan Trust, Ser 2003-7A, Cl A5A
1.319%, VAR ICE LIBOR USD 3 Month + 1.200%, 12/15/2033 (D)	3,228	3,230
SLM Student Loan Trust, Ser 2006-8, Cl A6
0.285%, VAR ICE LIBOR USD 3 Month + 0.160%, 01/25/2041	4,242	4,159
SLM Student Loan Trust, Ser 2007-2, Cl A4
0.185%, VAR ICE LIBOR USD 3 Month + 0.060%, 07/25/2022	5,037	4,940
SLM Student Loan Trust, Ser 2007-3, Cl A4
0.185%, VAR ICE LIBOR USD 3 Month + 0.060%, 01/25/2022	1,780	1,736
SLM Student Loan Trust, Ser 2008-2, Cl B
1.325%, VAR ICE LIBOR USD 3 Month + 1.200%, 01/25/2083	1,155	1,032
SLM Student Loan Trust, Ser 2008-3, Cl B
1.325%, VAR ICE LIBOR USD 3 Month + 1.200%, 04/26/2083	1,155	1,080
SLM Student Loan Trust, Ser 2008-4, Cl B
1.975%, VAR ICE LIBOR USD 3 Month + 1.850%, 04/25/2073	1,155	1,141
SLM Student Loan Trust, Ser 2008-5, Cl B
1.975%, VAR ICE LIBOR USD 3 Month + 1.850%, 07/25/2073	1,155	1,140
SLM Student Loan Trust, Ser 2008-6, Cl A4
1.225%, VAR ICE LIBOR USD 3 Month + 1.100%, 07/25/2023	4,434	4,446
SLM Student Loan Trust, Ser 2008-6, Cl B
1.975%, VAR ICE LIBOR USD 3 Month + 1.850%, 07/26/2083	1,155	1,155
SLM Student Loan Trust, Ser 2008-7, Cl B
1.975%, VAR ICE LIBOR USD 3 Month + 1.850%, 07/26/2083	1,155	1,158
SLM Student Loan Trust, Ser 2008-8, Cl B
2.375%, VAR ICE LIBOR USD 3 Month + 2.250%, 10/25/2075	1,155	1,169

48	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Ser 2008-9, Cl A
1.625%, VAR ICE LIBOR USD 3 Month + 1.500%, 04/25/2023	$3,012	$3,033
SLM Student Loan Trust, Ser 2008-9, Cl B
2.375%, VAR ICE LIBOR USD 3 Month + 2.250%, 10/25/2083	1,155	1,163
SLM Student Loan Trust, Ser 2010-1, Cl A
0.484%, VAR ICE LIBOR USD 1 Month + 0.400%, 03/25/2025	120	118
SLM Student Loan Trust, Ser 2011-2, Cl A2
1.284%, VAR ICE LIBOR USD 1 Month + 1.200%, 10/25/2034	495	506
SLM Student Loan Trust, Ser 2012-1, Cl A3
1.034%, VAR ICE LIBOR USD 1 Month + 0.950%, 09/25/2028	3,290	3,257
SLM Student Loan Trust, Ser 2012-2, Cl A
0.784%, VAR ICE LIBOR USD 1 Month + 0.700%, 01/25/2029	2,863	2,813
SLM Student Loan Trust, Ser 2012-6, Cl A3
0.834%, VAR ICE LIBOR USD 1 Month + 0.750%, 05/26/2026	595	589
SLM Student Loan Trust, Ser 2014-3A, Cl A6A
0.675%, VAR ICE LIBOR USD 3 Month + 0.550%, 10/25/2064 (D)	7,081	7,135
SLM Student Loan Trust, Ser 2021-10A, Cl A4
0.789%, VAR ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (D)	3,912	3,925
SMB Private Education Loan Trust, Ser 2016-A, Cl A2A
2.700%, 05/15/2031 (D)	1,504	1,542
SMB Private Education Loan Trust, Ser 2016-B, Cl A2A
2.430%, 02/17/2032 (D)	749	767
SMB Private Education Loan Trust, Ser 2016-B, Cl A2B
1.546%, VAR ICE LIBOR USD 1 Month + 1.450%, 02/17/2032 (D)	972	985
SMB Private Education Loan Trust, Ser 2016-C, Cl A2B
1.193%, VAR ICE LIBOR USD 1 Month + 1.100%, 09/15/2034 (D)	878	883
SMB Private Education Loan Trust, Ser 2018-C, Cl A2A
3.630%, 11/15/2035 (D)	996	1,048
SMB Private Education Loan Trust, Ser 2019-A, Cl A2A
3.440%, 07/15/2036 (D)	4,674	4,896
SMB Private Education Loan Trust, Ser 2020-BA, Cl A1A
1.290%, 07/15/2053 (D)	3,606	3,619

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust, Ser 2020-PTA, Cl A2A
1.600%, 09/15/2054 (D)	$4,346	$4,407
SMB Private Education Loan Trust, Ser 2020-PTB, Cl A2A
1.600%, 09/15/2054 (D)	9,919	10,039
SMB Private Education Loan Trust, Ser 2021-A, Cl APT1
1.070%, 01/15/2053 (D)	9,069	8,998
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (D)	5,689	5,705
SMB Private Education Loan Trust, Ser 2021-C, Cl A1
0.493%, VAR ICE LIBOR USD 1 Month + 0.400%, 01/15/2053 (D)	1,622	1,622
SMB Private Education Loan Trust, Ser 2021-C, Cl A2
0.893%, VAR ICE LIBOR USD 1 Month + 0.800%, 01/15/2053 (D)	3,005	3,013
SMB Private Education Loan Trust, Ser 2021-C, Cl APT1
1.390%, 01/15/2053 (D)	3,788	3,791
SMB Private Education Loan Trust, Ser 2021-C, Cl B
2.300%, 01/15/2053 (D)	1,010	1,022
SMB Private Education Loan Trust, Ser 2021-D, Cl A1A
1.340%, 03/17/2053 (D)	8,171	8,186
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A
2.450%, 08/25/2028 (D)	509	511
SoFi Professional Loan Program LLC, Ser 2016-A, Cl A2
2.760%, 12/26/2036 (D)	349	353
SoFi Professional Loan Program LLC, Ser 2016-D, Cl A1
1.034%, VAR ICE LIBOR USD 1 Month + 0.950%, 01/25/2039 (D)	61	62
SoFi Professional Loan Program LLC, Ser 2016-E, Cl A1
0.934%, VAR ICE LIBOR USD 1 Month + 0.850%, 07/25/2039 (D)	79	79
SoFi Professional Loan Program LLC, Ser 2017-A, Cl A1
0.784%, VAR ICE LIBOR USD 1 Month + 0.700%, 03/26/2040 (D)	120	120
SoFi Professional Loan Program LLC, Ser 2017-D, Cl A2FX
2.650%, 09/25/2040 (D)	91	93

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	49

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A1
0.584%, VAR ICE LIBOR USD 1 Month + 0.500%, 11/26/2040 (D)	$45	$45
SoFi Professional Loan Program LLC, Ser 2017-E, Cl A2B
2.720%, 11/26/2040 (D)	494	501
SoFi Professional Loan Program LLC, Ser 2018-A, Cl A2B
2.950%, 02/25/2042 (D)	574	585
SoFi Professional Loan Program LLC, Ser 2021-A, Cl AFX
1.030%, 08/17/2043 (D)	2,514	2,518
SoFi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (D)	1,810	1,858
SoFi Professional Loan Program Trust, Ser 2020-C, Cl AFX
1.950%, 02/15/2046 (D)	1,922	1,956
South Carolina Student Loan, Ser 2015-A, Cl A
1.584%, VAR ICE LIBOR USD 1 Month + 1.500%, 01/25/2036	1,530	1,542
Stack Infrastructure Issuer LLC, Ser 2020- 1A, Cl A2
1.893%, 08/25/2045 (D)	2,480	2,507
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A2
0.634%, VAR ICE LIBOR USD 1 Month + 0.550%, 09/25/2034	2,895	2,835
Structured Asset Securities Mortgage Loan Trust, Ser 2006-BC5, Cl A4
0.424%, VAR ICE LIBOR USD 1 Month + 0.170%, 12/25/2036	3,740	3,691
STWD, Ser 2019-FL1, Cl A
1.245%, VAR SOFR30A + 1.194%, 07/15/2038 (D)	600	600
Symphony CLO XXVI, Ser 2021-26A, Cl AR
1.214%, VAR ICE LIBOR USD 3 Month + 1.080%, 04/20/2033 (D)	2,405	2,404
TCI-Flatiron CLO, Ser 2021-1A, Cl AR2
1.284%, VAR ICE LIBOR USD 3 Month + 1.150%, 01/17/2032 (D)	540	540
TCI-Symphony CLO, Ser 2018-1A, Cl BR
1.779%, VAR ICE LIBOR USD 3 Month + 1.650%, 10/13/2029 (D)	1,500	1,504
Towd Point Mortgage Trust, Ser 2017-4, Cl B2
3.459%, 06/25/2057 (C)(D)	1,860	1,986
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058 (C)(D)	913	940

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2019-4, Cl A1
2.900%, 10/25/2059 (C)(D)	$1,964	$2,037
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1
1.084%, VAR ICE LIBOR USD 1 Month + 1.000%, 05/25/2058 (D)	2,041	2,056
Towd Point Mortgage Trust, Ser 2019-MH1, Cl A1
3.000%, 11/25/2058 (C)(D)	2,298	2,333
Towd Point Mortgage Trust, Ser 2020-3, Cl A1
3.088%, 02/25/2063 (C)(D)	2,609	2,689
Tralee CLO V, Ser 2018-5A, Cl B
1.834%, VAR ICE LIBOR USD 3 Month + 1.700%, 10/20/2028 (D)	990	993
Tralee CLO VI, Ser 2019-6A, Cl AS
1.425%, VAR ICE LIBOR USD 3 Month + 1.300%, 10/25/2032 (D)	1,760	1,767
Trestles CLO IV, Ser 2021-4A, Cl B1
0.000%, 07/21/2034 (D)(G)	6,300	6,297
Triton Container Finance VIII LLC, Ser 2020- 1A, Cl A
2.110%, 09/20/2045 (D)	893	903
TRP - TRIP Rail Master Funding LLC, Ser 2021-2, Cl A
2.150%, 06/19/2051 (D)	2,396	2,410
United States Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	294	320
United States Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	536	581
Venture XXXII CLO, Ser 2018-32A, Cl A2A
1.204%, VAR ICE LIBOR USD 3 Month + 1.070%, 07/18/2031 (D)	900	900
Verizon Master Trust, Ser 2021-1, Cl A
0.500%, 05/20/2027	3,786	3,792
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	585	594
Voya CLO, Ser 2018-3A, Cl A1A
1.276%, VAR ICE LIBOR USD 3 Month + 1.150%, 10/15/2031 (D)	2,810	2,811
Voya CLO, Ser 2018-3A, Cl A1R
1.324%, VAR ICE LIBOR USD 3 Month + 1.190%, 10/18/2031 (D)	750	750
Voya CLO, Ser 2021-3A, Cl A1R
1.174%, VAR ICE LIBOR USD 3 Month + 1.040%, 04/20/2034 (D)	1,110	1,110
Wells Fargo Home Equity Asset-Backed Securities Trust, Ser 2006-2, Cl M2
0.374%, VAR ICE LIBOR USD 1 Month + 0.290%, 07/25/2036	10,500	10,293

50	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wendy’s Funding LLC, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (D)		$4,040	$4,094
Whitebox CLO II, Ser 2020-2A, Cl A1
1.875%, VAR ICE LIBOR USD 3 Month + 1.750%, 10/24/2031 (D)		1,710	1,715
Zais CLO XIII, Ser 2019-13A, Cl A1A
1.616%, VAR ICE LIBOR USD 3 Month + 1.490%, 07/15/2032 (D)		1,302	1,308
Zais CLO XVI, Ser 2020-16A, Cl A2
2.434%, VAR ICE LIBOR USD 3 Month + 2.300%, 10/20/2031 (D)		2,775	2,775

			608,972

Total Asset-Backed Securities (Cost $712,843) ($ Thousands)			719,756

SOVEREIGN DEBT — 1.4%
Abu Dhabi Government International Bond
3.875%, 04/16/2050 (D)		1,010	1,180
2.500%, 10/11/2022 (D)		4,220	4,319
1.700%, 03/02/2031 (D)		440	432
Chile Government International Bond
3.100%, 05/07/2041		2,600	2,640
2.550%, 07/27/2033		1,054	1,073
China Government Bond
3.310%, 11/30/2025	CNY	5,000	799
Colombia Government International Bond
5.625%, 02/26/2044		$2,570	2,869
5.200%, 05/15/2049 (B)		3,500	3,763
5.000%, 06/15/2045		3,310	3,466
3.875%, 02/15/2061		608	532
3.250%, 04/22/2032		846	825
3.125%, 04/15/2031		1,010	987
Export-Import Bank of India
3.375%, 08/05/2026 (D)		1,410	1,507
Indonesia Government International Bond
5.875%, 01/15/2024 (D)		1,264	1,419
5.250%, 01/08/2047 (D)		1,210	1,569
5.125%, 01/15/2045 (D)		2,240	2,819
4.750%, 07/18/2047 (D)		400	486
3.850%, 07/18/2027 (D)		1,610	1,801
3.750%, 04/25/2022		500	510
Israel Government AID Bond
5.500%, 09/18/2033		1,000	1,425
4.287%, 11/01/2024 (A)		1,000	974
3.619%, 02/15/2025 (A)		1,000	964
3.564%, 08/15/2025 (A)		1,000	959
Israel Government International Bond
3.375%, 01/15/2050		430	468
2.750%, 07/03/2030		720	775

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Japan Bank for International Cooperation
1.750%, 10/17/2024	$2,094	$2,167
Kazakhstan Government International Bond
4.875%, 10/14/2044 (D)	2,480	3,145
Kuwait International Government Bond
3.500%, 03/20/2027 (D)	1,810	2,023
Mexico Government International Bond
6.050%, 01/11/2040	4,408	5,620
4.750%, 03/08/2044	4,862	5,472
4.500%, 04/22/2029	3,202	3,664
4.280%, 08/14/2041	3,007	3,217
4.000%, 10/02/2023	158	170
3.771%, 05/24/2061	425	405
2.659%, 05/24/2031 (B)	5,705	5,670
Panama Government International Bond
6.700%, 01/26/2036	1,830	2,509
4.500%, 05/15/2047	2,430	2,792
4.500%, 04/01/2056	830	949
4.300%, 04/29/2053	950	1,064
3.160%, 01/23/2030	310	329
2.252%, 09/29/2032	870	849
Paraguay Government International Bond
5.400%, 03/30/2050 (D)	1,321	1,577
2.739%, 01/29/2033 (D)	704	696
Peruvian Government International Bond
6.550%, 03/14/2037	1,070	1,477
5.625%, 11/18/2050	2,520	3,498
3.300%, 03/11/2041	2,303	2,332
2.783%, 01/23/2031	5,255	5,368
2.392%, 01/23/2026	1,614	1,669
Poland Government International Bond
4.000%, 01/22/2024	7,800	8,453
Qatar Government International Bond
4.817%, 03/14/2049 (D)	3,170	4,140
4.000%, 03/14/2029 (D)	1,380	1,589
3.875%, 04/23/2023	2,870	3,031
Republic of Italy Government International Bond
3.875%, 05/06/2051	1,081	1,214
Russian Foreign Bond - Eurobond
5.625%, 04/04/2042	7,200	9,548
Saudi Government International Bond MTN
2.875%, 03/04/2023 (D)	530	548
Svensk Exportkredit MTN
0.750%, 04/06/2023	3,180	3,206
Uruguay Government International Bond
5.100%, 06/18/2050	2,630	3,503
4.375%, 01/23/2031	3,280	3,848

Total Sovereign Debt (Cost $122,437) ($ Thousands)		134,303

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	51

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 0.3%

California — 0.1%
California State University, Ser B, RB Callable 11/01/2031 @ 100
2.374%, 11/01/2035	$1,260	$1,247
University of California Regents, Ser N, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	4,750	5,079

		6,326

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	160	241
6.637%, 04/01/2057	2,328	3,561

		3,802

Nevada — 0.0%
Clark County, Airport System Revenue, Build America Project, Ser C, RB
6.820%, 07/01/2045	1,170	1,857

New York — 0.1%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	1,600	2,199
New York City, GO Callable 08/01/2029 @ 100
3.000%, 08/01/2034	870	930
New York City, Ser D, GO
1.823%, 08/01/2030	2,205	2,211
New York City, Transitional Finance Authority Future Tax Secured Revenue, Ser D-3, RB Callable 11/01/2030 @ 100
2.400%, 11/01/2032	1,085	1,125
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.508%, 08/01/2037	1,670	2,264
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,795	3,108
New York State, Transportation Authority, Ser C2, RB
5.175%, 11/15/2049	480	661

		12,498

Ohio — 0.0%
Ohio State University, Build America Project, Ser A, RB
4.800%, 06/01/2111	689	1,027

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Oregon — 0.0%
Oregon State, GO
5.762%, 06/01/2023	$944	$1,012

Texas — 0.0%
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	1,154	1,953
University of Texas, Ser B, RB Callable 02/15/2049 @ 100
2.439%, 08/15/2049	585	574

		2,527

Virginia — 0.0%
University of Virginia, RB Callable 03/01/2050 @ 100
2.256%, 09/01/2050	1,595	1,513
Virginia State, Housing Development Authority, Ser 2006-C, Cl CTFS, RB
6.000%, 06/25/2034	87	91

		1,604

Total Municipal Bonds (Cost $26,977) ($ Thousands)		30,653

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.3%
FHLB DN (A)
0.048%, 09/24/2021	3,960	3,960
0.045%, 10/01/2021	3,740	3,740
0.045%, 10/15/2021	230	230
FHLMC
2.375%, 01/13/2022	565	570
1.459%, 07/15/2031 (A)	600	514
0.828%, 03/15/2031 (A)	2,900	2,491
FHLMC REMIC, IO
0.472%, 02/25/2036	4,998	271
FNMA
2.625%, 09/06/2024	510	544
2.000%, 01/05/2022	70	71
0.500%, 06/17/2025	7,405	7,386
Resolution Funding Interest STRIP
1.334%, 01/15/2030 (A)	1,930	1,702
Resolution Funding Principal STRIP
1.313%, 04/15/2030 (A)	2,570	2,252
Tennessee Valley Authority
0.750%, 05/15/2025	1,895	1,913

52	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tennessee Valley Authority Principal STRIP, PO
0.000%, 11/01/2025 (A)	$1,000	$970

Total U.S. Government Agency Obligations (Cost $26,453) ($ Thousands)		26,614

	Shares

AFFILIATED PARTNERSHIP — 0.5%
SEI Liquidity Fund, L.P.
0.010% **†(H)	51,940,868	51,952

Total Affiliated Partnership (Cost $51,951) ($ Thousands)		51,952

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 7.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	695,786,471	$695,786

Total Cash Equivalent (Cost $695,786) ($ Thousands)		695,786

Total Investments in Securities — 112.5% (Cost $10,371,909) ($ Thousands)		$10,576,803

	Contracts

PURCHASED OPTIONS* — 0.0%

Total Purchased Options (I) (Cost $1,162) ($ Thousands)	3,625	$848

PURCHASED SWAPTION** — 0.0%

Total Purchased Swaption (J) (Cost $279) ($ Thousands)	9,470,000	$118

WRITTEN OPTIONS* — (0.0)%

Total Written Options (I) (Premiums Received $1,374) ($ Thousands)	(5,554)	$(858)

A list of exchange traded option contracts held by the Fund at August 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS — 0.0%

Put Options
December 2021, 2 Year Mid-Curve Options on EURIBOR Futures*	1,520	$668	$99.13	12/18/2021	$731
March 2022, Euro FX Future Option*	1,396	135	99.63	3/19/2022	35

		803			766

Call Options
October 2021, U.S. Bond Future Option*	403	344	168.00	9/18/2021	63
October 2021, U.S. 5 Year Future Option*	306	15	124.50	9/18/2021	19

		359			82

Total Purchased Options		$1,162			$848

WRITTEN OPTIONS — (0.0)%

Put Options
October 2021, U.S. 5 Year Future Option *	(629)	$(73)	122.75	09/18/21	$(40)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	53

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands) ††	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS (continued)
December 2021, 2 Year Mid-Curve Options on EURIBOR Futures*	(3,040)	$(430)	$98.75	12/18/21	$(418)
March 2022, Euro FX Future Option *	(1,176)	(58)	99.38	03/19/22	(22)

		(561)			(480)

Call Options
October 2021, U.S. 5 Year Future Option*	(306)	(66)	123.75	09/18/21	(126)
October 2021, U.S. Bond Future Option*	(403)	(747)	165.00	09/18/21	(252)

		(813)			(378)

Total Written Options		$(1,374)			$(858)

†† Represents Cost.

A list of the open OTC swaption contracts held by the Fund at August 31, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED SWAPTION — 0.0%

Put Swaptions
3Y30Y Put*	Bank of America Merill Lynch	9,470,000	$2.75	01/20/2024	$118

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
90-Day Euro$	411	Jun-2023	$101,971	$102,092	$121
90-Day Euro$	1,070	Dec-2023	264,668	264,919	251
U.S. 2-Year Treasury Note	68	Jan-2022	14,973	14,982	9
U.S. 10-Year Treasury Note	1,819	Dec-2021	242,047	242,751	704
U.S. 10-Year Treasury Note	976	Dec-2021	130,441	130,250	(191)
U.S. Long Treasury Bond	1,660	Dec-2021	271,312	270,528	(784)
U.S. Ultra Long Treasury Bond	968	Dec-2021	191,644	190,968	(676)
U.S. Ultra Long Treasury Bond	9	Dec-2021	1,771	1,776	5

			1,218,827	1,218,266	(561)

Short Contracts
90-Day Euro$	(2,245)	Sep-2021	$(560,586)	$(560,577)	$9
90-Day Euro$	(1,607)	Dec-2021	(400,840)	(401,047)	(207)
Euro-Bund	(4)	Sep-2021	(829)	(828)	7
Euro-Bund	(441)	Dec-2021	(89,954)	(89,821)	295
U.S. 2-Year Treasury Note	(374)	Jan-2022	(82,347)	(82,403)	(56)
U.S. 5-Year Treasury Note	(1,393)	Jan-2022	(171,972)	(172,340)	(368)
U.S. Long Treasury Bond	(692)	Dec-2021	(113,670)	(112,774)	896
Ultra 10-Year U.S. Treasury Note	(747)	Dec-2021	(110,713)	(110,567)	146

			(1,530,911)	(1,530,357)	722

			$(312,084)	$(312,091)	$161

54	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	10/19/21	EUR	2,058	USD	2,444	$13
Citigroup	10/19/21	EUR	300	USD	357	3
Citigroup	10/19/21	EUR	300	USD	354	—
Citigroup	10/19/21	USD	3,854	AUD	5,148	(91)
Citigroup	10/19/21	USD	9,825	CAD	12,340	(59)
Goldman Sachs	10/19/21	GBP	1,568	USD	2,171	12
Goldman Sachs	10/19/21	USD	5,849	CAD	7,260	(103)
Goldman Sachs	10/19/21	CNH	9,709	USD	1,486	(12)
Morgan Stanley	10/19/21	EUR	6,980	USD	8,301	54
Morgan Stanley	10/19/21	EUR	700	USD	823	(4)
Morgan Stanley	10/19/21	USD	7,829	BRL	41,156	153

						$(34)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2021, is as follows:

			Credit Default Swap
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX-CDS.NA.IG.36	Sell	1.00%	Quarterly	06/20/2026	$(271,962)	$6,857	$5,252	$1,605

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
USD-LIBOR-BBA	FIXED 0.19	Semi-Annually	06/15/2022	USD	64,527	$22	$–	$22
1.8075%	3M USD LIBOR	Semi-Annually	07/24/2053	USD	2,390	(11)	–	(11)
1.67125% FIXED	CMENA IR 7/9/2051 LIBOR	Quarterly	07/09/2051	USD	7,784	20	(35)	55
2.05%	USD LIBOR BBA	Quarterly	06/07/2051	USD	2,650	(240)	(1)	(239)
2.00%	USD LIBOR BBA	Quarterly	06/03/2051	USD	881	(69)	9	(78)
1.2%	US LIBOR BBA	Quarterly	10/07/2050	USD	8,946	1,042	44	998
0.9%	3-MONTH USD - LIBOR	Quarterly	03/17/2050	USD	6,235	1,159	7	1,152
2.00%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	14,031	(984)	90	(1,074)
1.00%	USD-LIBOR-BBA	Quarterly	02/15/2047	USD	11,120	1,632	130	1,502
USD-LIBOR-BBA	1.6%	Quarterly	02/15/2047	USD	4,754	79	25	54
1.63% FIXED	CMENA IR 2/15/47 LIBOR	Quarterly	02/15/2047	USD	19,506	221	152	69
1.52% FIXED	USD SOFR COMPOUND	Annually	02/15/2047	USD	4,691	(116)	(157)	41
1.72875%	USD LIBOR BBA (12M)	Annually	02/15/2047	USD	6,060	(435)	–	(435)
1.225	USD - LIBOR - BBA	Quarterly	02/15/2047	USD	1,991	195	2	193
1.2	USD - LIBOR - BBA	Quarterly	02/15/2047	USD	4,144	428	22	406
FIXED 0.8	USD-LIBOR-BBA	Quarterly	11/15/2045	USD	21,290	3,863	431	3,432
USD-SOFRRATE	0.74%	Annually	08/19/2045	USD	4,960	680	–	680
FIXED 0.56	USD-SOFTRATE	Annually	07/20/2045	USD	7,490	1,304	93	1,211
1.25%	USD LIBOR BBA	Quarterly	02/15/2028	USD	47,440	(577)	57	(634)
1.35%	USD LIBOR BBA	Quarterly	02/15/2028	USD	115,014	(2,128)	49	(2,177)
0.78%	USD LIBOR BBA	Quarterly	11/15/2027	USD	24,834	376	56	320
3 MONTH USD - LIBOR	.0355%	Semi-Annually	07/24/2025	USD	42,325	(56)	–	(56)
3 MONTH USD - LIBOR	.0255	Semi-Annually	07/24/2025	USD	57,220	(85)	–	(85)
3 MONTH USD - LIBOR	.0725	Semi-Annually	07/24/2025	USD	28,610	(16)	–	(16)
3M USD LIBOR	1.7725%	Quarterly	07/24/2053	USD	4,780	17	–	17
3 MONTH USD - LIBOR	1.785%	Quarterly	07/24/2053	USD	3,535	2	–	2

						$6,323	$974	$5,349

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	55

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Continued)

Percentages are based on Net Assets of $9,397,443 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $50,818 ($ Thousands).
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $1,357,872 ($ Thousands), representing 14.4% of the Net Assets of the Fund.

(E)	Perpetual security with no stated maturity date.
(F)	Security is in default on interest payment.
(G)	No interest rate available.
(H)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $51,952 ($ Thousands).
(I)	Refer to table below for details on Options Contracts.
(J)	Refer to table below for details on Swaption Contracts.

ACES — Alternative Credit Enhancement Securities

AID — Agency for International Development

ARM — Adjustable Rate Mortgage

AUD — Australian Dollar

BBA — British Bankers’ Association

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

CNH — Chinese Yuan Offshore

CNY — Chinese Yuan Renminbi

DAC — Designated Activity Company

DN— Discount Note

EUR — Euro

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

JSC — Joint-Stock Company

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

UMBS — Uniform Mortgage Backed Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	3,226,118	–	3,226,118
Mortgage-Backed Securities	–	2,966,667	–	2,966,667
Corporate Obligations	–	2,724,954	–	2,724,954
Asset-Backed Securities	–	719,756	–	719,756
Sovereign Debt	–	134,303	–	134,303
Municipal Bonds	–	30,653	–	30,653
U.S. Government Agency Obligations	–	26,614	–	26,614
Affiliated Partnership	–	51,952	–	51,952
Cash Equivalent	695,786	–	–	695,786

Total Investments in Securities	695,786	9,881,017	–	10,576,803

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	848	–	–	848
Purchased Swaptions	–	118	–	118
Written Options	(858)	–	–	(858)
Futures Contracts*
Unrealized Appreciation	2,443	–	–	2,443
Unrealized Depreciation	(2,282)	–	–	(2,282)
Forwards Contracts*
Unrealized Appreciation	–	235	–	235
Unrealized Depreciation	–	(269)	–	(269)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	1,605	–	1,605
Interest Rate Swaps*
Unrealized Appreciation	–	10,154	–	10,154
Unrealized Depreciation	–	(4,805)	–	(4,805)

Total Other Financial Instruments	151	7,038	–	7,189

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

56	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Core Fixed Income Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the

Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2021, the Fund is the seller (“providing protection”) on a total notional amount of $289.7 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

CORE FIXED INCOME FUND WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX
REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$—	$5,591,622	$5,591,622
Maximum potential amount of future payments	—	—	—	289,675,000	289,675,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)1	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
CORE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$289,675,000	$—	$—	$289,675,000
101-200	—	—	—	—	—	—
> than 200	—	—	—	—	—	—
Total	$—	$—	$289,675,000	$—	$—	$289,675,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$10,772	$117,351	$(76,170)	$—	$(1)	$51,952	51,940,868	$16	$—
SEI Daily Income Trust, Government Fund, Cl F	1,419,466	3,190,198	(3,913,878)	—	—	695,786	695,786,471	19	—

Totals	$1,430,238	$3,307,549	$(3,990,048)	$—	$(1)	$747,738		$35	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	57

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 71.8%

Communication Services — 12.2%
Altice Financing
5.750%, 08/15/2029 (A)	$1,409	$1,447
5.000%, 01/15/2028 (A)	6,791	6,786
Altice France
8.125%, 02/01/2027 (A)	1,461	1,587
7.375%, 05/01/2026 (A)	2,421	2,513
5.125%, 07/15/2029 (A)	1,818	1,838
Altice France Holding
10.500%, 05/15/2027 (A)	2,245	2,467
6.000%, 02/15/2028 (A)	2,612	2,589
AMC Entertainment Holdings
12.000%cash/0% PIK, 06/15/2026 (A)	2,013	1,814
10.500%, 04/24/2026 (A)	61	65
6.125%, 05/15/2027	680	445
5.750%, 06/15/2025	115	81
ANGI Group LLC
3.875%, 08/15/2028 (A)	3,539	3,477
Arches Buyer
6.125%, 12/01/2028 (A)	2,962	3,057
4.250%, 06/01/2028 (A)	378	384
Audacy Capital
6.750%, 03/31/2029 (A)	5,451	5,502
6.500%, 05/01/2027 (A)	375	377
Belo
7.250%, 09/15/2027	442	518
CCO Holdings LLC
5.750%, 02/15/2026 (A)	1,317	1,355
5.500%, 05/01/2026 (A)	1,013	1,044
5.375%, 06/01/2029 (A)	230	251
5.125%, 05/01/2027 (A)	6,372	6,658
5.000%, 02/01/2028 (A)	3,210	3,363
4.750%, 03/01/2030 (A)	600	635
4.500%, 08/15/2030 (A)	7,794	8,144
4.250%, 02/01/2031 (A)	6,044	6,203
4.250%, 01/15/2034 (A)	565	570
Cincinnati Bell
8.000%, 10/15/2025 (A)	160	167
7.000%, 07/15/2024 (A)	455	464
Cinemark USA
8.750%, 05/01/2025 (A)	191	207
5.250%, 07/15/2028 (A)	240	228
Clear Channel International BV
6.625%, 08/01/2025 (A)	887	922
Clear Channel Outdoor Holdings
7.750%, 04/15/2028 (A)	5,740	5,984
7.500%, 06/01/2029 (A)	817	846
Clear Channel Worldwide Holdings
5.125%, 08/15/2027 (A)	3,180	3,273
Connect Finco SARL
6.750%, 10/01/2026 (A)	2,163	2,244

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Consolidated Communications
6.500%, 10/01/2028 (A)	$6,388	$6,987
5.000%, 10/01/2028 (A)	539	553
CSC Holdings LLC
7.500%, 04/01/2028 (A)	2,140	2,343
6.500%, 02/01/2029 (A)	2,325	2,566
5.750%, 01/15/2030 (A)	3,769	3,983
4.625%, 12/01/2030 (A)	2,981	2,933
4.500%, 11/15/2031 (A)	1,631	1,642
4.125%, 12/01/2030 (A)	3,210	3,214
3.375%, 02/15/2031 (A)	1,954	1,859
Cumulus Media New Holdings
6.750%, 07/01/2026 (A)	4,021	4,176
Diamond Sports Group LLC
6.625%, 08/15/2027 (A)	5,552	2,387
5.375%, 08/15/2026 (A)	12,293	8,158
Digicel
6.750%, 03/01/2023 (A)	650	616
DIRECTV Holdings LLC
5.875%, 08/15/2027 (A)	3,670	3,835
DISH DBS
7.750%, 07/01/2026	4,030	4,616
7.375%, 07/01/2028	3,797	4,086
5.875%, 07/15/2022	82	85
5.875%, 11/15/2024	4,621	4,968
5.125%, 06/01/2029 (A)	630	627
5.000%, 03/15/2023	2,935	3,063
DKT Finance ApS
9.375%, 06/17/2023 (A)	2,964	3,023
Frontier Communications
6.750%, 05/01/2029 (A)	475	508
5.875%, 10/15/2027 (A)	367	392
5.000%, 05/01/2028 (A)	2,104	2,199
Frontier Communications Holdings LLC
5.875%, 11/01/2029	1,408	1,431
GCI LLC
4.750%, 10/15/2028 (A)	555	582
Getty Images
9.750%, 03/01/2027 (A)	2,175	2,327
Gray Television
7.000%, 05/15/2027 (A)	424	455
4.750%, 10/15/2030 (A)	1,034	1,022
iHeartCommunications
8.375%, 05/01/2027	5,310	5,641
6.375%, 05/01/2026	154	163
5.250%, 08/15/2027 (A)	1,772	1,857
4.750%, 01/15/2028 (A)	1,347	1,391
Intelsat Jackson Holdings
9.750%, 07/15/2025 (A)(B)	3,562	1,888
8.500%, 10/15/2024 (A)(B)	3,082	1,664
5.500%, 08/01/2023 (B)	210	109

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intelsat Luxembourg
8.125%, 06/01/2023 (B)	$1,010	$10
ION Trading Technologies Sarl
5.750%, 05/15/2028 (A)	3,125	3,226
LCPR Senior Secured Financing DAC
6.750%, 10/15/2027 (A)	3,416	3,651
Level 3 Financing
5.375%, 05/01/2025	1,260	1,289
4.625%, 09/15/2027 (A)	2,269	2,340
4.250%, 07/01/2028 (A)	555	562
3.625%, 01/15/2029 (A)	3,751	3,638
Live Nation Entertainment
6.500%, 05/15/2027 (A)	723	797
5.625%, 03/15/2026 (A)	466	486
4.875%, 11/01/2024 (A)	2,285	2,316
4.750%, 10/15/2027 (A)	1,959	1,990
3.750%, 01/15/2028 (A)	96	96
Lumen Technologies
6.875%, 01/15/2028	638	717
5.625%, 04/01/2025	796	861
5.375%, 06/15/2029 (A)	1,391	1,428
5.125%, 12/15/2026 (A)	4,717	4,877
4.500%, 01/15/2029 (A)	190	186
4.000%, 02/15/2027 (A)	1,815	1,863
Mav Acquisition
5.750%, 08/01/2028 (A)	4,530	4,513
Meredith
6.875%, 02/01/2026	798	827
6.500%, 07/01/2025 (A)	275	296
Midas OpCo Holdings LLC
5.625%, 08/15/2029 (A)	300	307
Midcontinent Communications
5.375%, 08/15/2027 (A)	772	805
Millennium Escrow
6.625%, 08/01/2026 (A)	2,185	2,244
National CineMedia LLC
5.750%, 08/15/2026	1,381	1,036
Netflix
5.875%, 11/15/2028	713	884
5.375%, 11/15/2029 (A)	275	338
4.875%, 04/15/2028	1,022	1,194
4.875%, 06/15/2030 (A)	4,023	4,815
News
3.875%, 05/15/2029 (A)	318	327
Nexstar Broadcasting
5.625%, 07/15/2027 (A)	7,829	8,312
4.750%, 11/01/2028 (A)	3,553	3,694
Photo Holdings Merger Sub
8.500%, 10/01/2026 (A)	905	982
Radiate Holdco LLC
6.500%, 09/15/2028 (A)	882	900
4.500%, 09/15/2026 (A)	882	918

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sable International Finance
5.750%, 09/07/2027 (A)	$1,558	$1,635
Salem Media Group
6.750%, 06/01/2024 (A)	5,855	5,694
Scripps Escrow
5.875%, 07/15/2027 (A)	1,114	1,144
Scripps Escrow II
5.375%, 01/15/2031 (A)	142	141
3.875%, 01/15/2029 (A)	2,667	2,681
Sinclair Television Group
5.125%, 02/15/2027 (A)	2,406	2,337
4.125%, 12/01/2030 (A)	6,280	6,139
Sirius XM Radio
5.500%, 07/01/2029 (A)	671	735
5.375%, 07/15/2026 (A)	720	739
5.000%, 08/01/2027 (A)	3,081	3,231
4.125%, 07/01/2030 (A)	4,132	4,230
4.000%, 07/15/2028 (A)	1,137	1,161
3.125%, 09/01/2026 (A)	130	132
SoftBank Group
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr + 4.226% (C)	950	952
5.125%, 09/19/2027	799	821
Spanish Broadcasting System
9.750%, 03/01/2026 (A)	2,985	3,045
Sprint
7.875%, 09/15/2023	1,340	1,518
7.625%, 02/15/2025	7,075	8,375
7.625%, 03/01/2026	2,559	3,155
7.125%, 06/15/2024	1,605	1,846
Sprint Capital
8.750%, 03/15/2032	2,903	4,446
TEGNA
4.625%, 03/15/2028	2,684	2,785
Telecom Italia Capital
6.000%, 09/30/2034	2,199	2,501
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/2028 (A)	3,800	3,996
Telesat Canada
6.500%, 10/15/2027 (A)	8,570	7,239
5.625%, 12/06/2026 (A)	599	575
4.875%, 06/01/2027 (A)	1,793	1,655
Terrier Media Buyer
8.875%, 12/15/2027 (A)	6,963	7,416
T-Mobile USA
4.750%, 02/01/2028	1,480	1,580
3.500%, 04/15/2031	1,725	1,837
3.375%, 04/15/2029	1,675	1,770
Trilogy International South Pacific LLC
8.875%, 05/15/2023 (A)	1,777	1,761
U.S. Cellular
6.700%, 12/15/2033	2,575	3,134

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Univision Communications
6.625%, 06/01/2027 (A)	$1,395	$1,511
4.500%, 05/01/2029 (A)	692	702
Urban One
7.375%, 02/01/2028 (A)	9,901	10,668
Virgin Media Finance
5.000%, 07/15/2030 (A)	1,879	1,946
Virgin Media Secured Finance
5.500%, 05/15/2029 (A)	1,983	2,124
4.500%, 08/15/2030 (A)	757	768
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (A)	2,543	2,635
Windstream Escrow LLC
7.750%, 08/15/2028 (A)	2,163	2,235
WMG Acquisition
3.000%, 02/15/2031 (A)	749	738
Zayo Group Holdings
6.125%, 03/01/2028 (A)	865	880
4.000%, 03/01/2027 (A)	400	395

		342,587

Consumer Discretionary — 11.5%
1011778 BC ULC / New Red Finance
4.375%, 01/15/2028 (A)	1,977	2,007
4.000%, 10/15/2030 (A)	3,630	3,610
3.875%, 01/15/2028 (A)	222	225
3.500%, 02/15/2029 (A)	163	162
Academy
6.000%, 11/15/2027 (A)	1,858	1,990
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)	690	709
Adient US LLC
9.000%, 04/15/2025 (A)	227	247
Adtalem Global Education
5.500%, 03/01/2028 (A)	3,240	3,317
American Axle & Manufacturing
6.875%, 07/01/2028	247	267
6.500%, 04/01/2027	785	824
6.250%, 04/01/2025	618	639
6.250%, 03/15/2026	660	680
5.000%, 10/01/2029	360	360
American Builders & Contractors Supply
4.000%, 01/15/2028 (A)	4,000	4,132
3.875%, 11/15/2029 (A)	208	207
American Greetings
8.750%, 04/15/2025 (A)	5,700	5,914
Aramark Services
5.000%, 02/01/2028 (A)	695	723
Asbury Automotive Group
4.500%, 03/01/2028	3,253	3,382
Ashton Woods USA LLC
6.625%, 01/15/2028 (A)	5,147	5,469

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 08/01/2029 (A)	$1,553	$1,553
Aston Martin Capital Holdings
10.500%, 11/30/2025 (A)	4,970	5,542
Aventine (Escrow Security)
0.000%, 10/15/2049 (B)(D)(E)	2,600	–
Avianca Holdings
9.000%, 03/31/2022	2,646	2,635
Bally’s
6.750%, 06/01/2027 (A)	1,320	1,427
Bath & Body Works
9.375%, 07/01/2025 (A)	50	65
7.600%, 07/15/2037	60	77
7.500%, 06/15/2029	542	629
6.875%, 11/01/2035	75	96
6.750%, 07/01/2036	2,607	3,321
6.694%, 01/15/2027	149	175
6.625%, 10/01/2030 (A)	2,383	2,746
BCPE Ulysses Intermediate
7.750%cash/0% PIK, 04/01/2027 (A)	1,973	1,954
Boyne USA
4.750%, 05/15/2029 (A)	304	314
Brookfield Residential Properties
4.875%, 02/15/2030 (A)	1,081	1,091
Caesars Entertainment
6.250%, 07/01/2025 (A)	1,114	1,177
Caesars Resort Collection LLC
5.250%, 10/15/2025 (A)	3,280	3,327
Carnival
11.500%, 04/01/2023 (A)	134	150
10.500%, 02/01/2026 (A)	1,254	1,447
9.875%, 08/01/2027 (A)	585	674
5.750%, 03/01/2027 (A)	8,417	8,605
4.000%, 08/01/2028 (A)	1,721	1,730
Carrols Restaurant Group
5.875%, 07/01/2029 (A)	1,995	1,925
CD&R Smokey Buyer
6.750%, 07/15/2025 (A)	517	550
Cedar Fair
5.500%, 05/01/2025 (A)	285	297
5.375%, 06/01/2024	2,145	2,161
5.250%, 07/15/2029	110	113
Cengage Learning
9.500%, 06/15/2024 (A)	4,545	4,670
Century Communities
6.750%, 06/01/2027	624	667
5.875%, 07/15/2025	1,771	1,823
3.875%, 08/15/2029 (A)	1,696	1,722
Cirsa Finance International Sarl
7.875%, 12/20/2023 (A)	2,124	2,158
Clarios Global
8.500%, 05/15/2027 (A)	1,415	1,511
6.750%, 05/15/2025 (A)	896	949

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 05/15/2026 (A)	$2,042	$2,152
Constellation Merger Sub
8.500%, 09/15/2025 (A)	443	429
Cooper-Standard Automotive
13.000%, 06/01/2024 (A)	533	589
5.625%, 11/15/2026 (A)	1,485	1,249
CSC Holdings LLC
5.875%, 09/15/2022	152	158
Dana
5.625%, 06/15/2028	1,933	2,078
5.375%, 11/15/2027	958	1,011
4.250%, 09/01/2030	705	733
eG Global Finance
8.500%, 10/30/2025 (A)	842	882
6.750%, 02/07/2025 (A)	4,640	4,767
Fontainebleau Las Vegas
11.000%, 06/15/2015 (A)(B)(D)	3,481	9
Ford Motor
9.625%, 04/22/2030	392	559
9.000%, 04/22/2025	763	932
8.500%, 04/21/2023	657	726
4.750%, 01/15/2043	5,384	5,808
Ford Motor Credit LLC
5.125%, 06/16/2025	1,285	1,410
5.113%, 05/03/2029	1,790	2,023
4.687%, 06/09/2025	1,245	1,350
4.542%, 08/01/2026	1,481	1,609
4.271%, 01/09/2027	485	519
4.134%, 08/04/2025	1,600	1,708
4.125%, 08/17/2027	2,815	3,012
4.063%, 11/01/2024	1,287	1,360
4.000%, 11/13/2030	2,753	2,904
3.815%, 11/02/2027	1,425	1,500
3.813%, 10/12/2021	930	930
3.810%, 01/09/2024	90	93
3.625%, 06/17/2031	5,430	5,593
3.375%, 11/13/2025	207	214
3.096%, 05/04/2023	448	458
2.700%, 08/10/2026	200	202
0.999%, VAR ICE LIBOR USD 3 Month + 0.880%, 10/12/2021	1,380	1,380
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	650	697
Goodyear Tire & Rubber
5.250%, 04/30/2031	514	549
5.250%, 07/15/2031 (A)	149	159
5.000%, 07/15/2029 (A)	227	240
GPS Hospitality Holding LLC
7.000%, 08/15/2028 (A)	1,195	1,182
Hanesbrands
4.625%, 05/15/2024 (A)	3,861	4,098

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hertz
0.000%, 10/15/2024	1,573	$39
0.000%, 08/01/2026	715	48
0.000%, 01/15/2028	420	28
Hilton Domestic Operating
5.750%, 05/01/2028 (A)	326	352
5.375%, 05/01/2025 (A)	114	120
3.750%, 05/01/2029 (A)	171	174
Hilton Worldwide Finance LLC
4.875%, 04/01/2027	318	330
Houghton Mifflin Harcourt Publishers
9.000%, 02/15/2025 (A)	3,890	4,133
IHO Verwaltungs GmbH
6.375%cash/0% PIK, 05/15/2029 (A)	835	909
6.000%cash/0% PIK, 05/15/2027 (A)	850	890
Inn of the Mountain Gods Resort & Casino
9.250%, 11/30/2023	3,884	3,767
International Game Technology
6.500%, 02/15/2025 (A)	635	708
6.250%, 01/15/2027 (A)	2,805	3,198
5.250%, 01/15/2029 (A)	200	214
4.125%, 04/15/2026 (A)	200	208
IRB Holding
7.000%, 06/15/2025 (A)	205	219
6.750%, 02/15/2026 (A)	3,540	3,642
Jaguar Land Rover Automotive
5.500%, 07/15/2029 (A)	3,750	3,710
KB Home
4.000%, 06/15/2031	920	957
Ken Garff Automotive LLC
4.875%, 09/15/2028 (A)	442	456
LBM Acquisition LLC
6.250%, 01/15/2029 (A)	3,425	3,445
LCM Investments Holdings II LLC
4.875%, 05/01/2029 (A)	2,012	2,067
Liberty Interactive LLC
8.250%, 02/01/2030	5,829	6,558
Lions Gate Capital Holdings LLC
5.500%, 04/15/2029 (A)	1,846	1,885
Lithia Motors
4.375%, 01/15/2031 (A)	2,455	2,664
3.875%, 06/01/2029 (A)	1,513	1,586
LSF9 Atlantis Holdings LLC
7.750%, 02/15/2026 (A)	3,570	3,722
Macy’s Retail Holdings
5.125%, 01/15/2042	2,288	2,176
MajorDrive Holdings IV LLC
6.375%, 06/01/2029 (A)	6,005	5,838
Marriott Ownership Resorts
6.500%, 09/15/2026	302	312
6.125%, 09/15/2025 (A)	381	401
4.500%, 06/15/2029 (A)	72	73

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Mattamy Group
4.625%, 03/01/2030 (A)	$2,872	$2,944
Mattel
5.875%, 12/15/2027 (A)	300	327
3.750%, 04/01/2029 (A)	183	192
3.375%, 04/01/2026 (A)	144	150
Meritage Homes
3.875%, 04/15/2029 (A)	2,304	2,454
MGM Resorts International
6.750%, 05/01/2025	1,984	2,103
6.000%, 03/15/2023	1,615	1,710
5.750%, 06/15/2025	261	286
Michaels
7.875%, 05/01/2029 (A)	4,837	4,984
5.250%, 05/01/2028 (A)	2,430	2,494
Midwest Gaming Borrower LLC
4.875%, 05/01/2029 (A)	2,219	2,236
Millennium (Escrow Security)
7.625%, 11/15/2026 (B)(D)	200	–
NCL
12.250%, 05/15/2024 (A)	1,835	2,165
Neiman Marcus Group (Escrow Security)
0.000%, 10/15/2021 (D)(F)	1,475	491
0.000%, 10/15/2021 (D)(F)	1,360	453
Newell Brands
5.875%, 04/01/2036	1,478	1,851
4.875%, 06/01/2025	75	83
4.700%, 04/01/2026	690	771
Peninsula Pacific Entertainment LLC
8.500%, 11/15/2027 (A)	9,104	9,730
Penn National Gaming
5.625%, 01/15/2027 (A)	2,043	2,115
PetSmart
7.750%, 02/15/2029 (A)	1,001	1,100
4.750%, 02/15/2028 (A)	929	967
PM General Purchaser LLC
9.500%, 10/01/2028 (A)	543	590
QVC
4.750%, 02/15/2027	867	929
4.375%, 09/01/2028	442	453
Royal Caribbean Cruises
9.125%, 06/15/2023 (A)	1,222	1,332
5.500%, 08/31/2026 (A)	1,366	1,385
5.500%, 04/01/2028 (A)	2,246	2,262
Royal Caribbean Cruises Ltd
11.500%, 06/01/2025 (A)	437	503
10.875%, 06/01/2023 (A)	253	285
Service International
7.500%, 04/01/2027	867	1,058
5.125%, 06/01/2029	82	89
4.625%, 12/15/2027	970	1,025
4.000%, 05/15/2031	132	137

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.375%, 08/15/2030	$278	$280
Shea Homes
4.750%, 02/15/2028 (A)	1,081	1,130
4.750%, 04/01/2029 (A)	1,323	1,364
Six Flags Entertainment
5.500%, 04/15/2027 (A)	110	114
4.875%, 07/31/2024 (A)	3,778	3,819
Six Flags Theme Parks
7.000%, 07/01/2025 (A)	1,287	1,375
Specialty Building Products Holdings LLC
6.375%, 09/30/2026 (A)	3,062	3,223
Speedway Motorsports LLC
4.875%, 11/01/2027 (A)	1,360	1,394
SRS Distribution
6.125%, 07/01/2029 (A)	2,616	2,714
4.625%, 07/01/2028 (A)	1,517	1,563
Staples
10.750%, 04/15/2027 (A)	5,105	4,977
7.500%, 04/15/2026 (A)	2,659	2,692
Station Casinos LLC
5.000%, 10/01/2025 (A)	275	278
4.500%, 02/15/2028 (A)	775	787
StoneMor
8.500%, 05/15/2029 (A)	1,905	1,948
Studio City Finance
5.000%, 01/15/2029 (A)	3,530	3,480
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)	5,505	5,502
Superior Plus
4.500%, 03/15/2029 (A)	368	381
Tempur Sealy International
4.000%, 04/15/2029 (A)	714	732
Tenneco
7.875%, 01/15/2029 (A)	242	272
5.375%, 12/15/2024	300	302
5.125%, 04/15/2029 (A)	4,237	4,395
5.000%, 07/15/2026	5,527	5,523
Vail Resorts
6.250%, 05/15/2025 (A)	981	1,045
Victoria’s Secret
4.625%, 07/15/2029 (A)	1,238	1,240
Vista Outdoor
4.500%, 03/15/2029 (A)	2,092	2,116
Wheel Pros
6.500%, 05/15/2029 (A)	3,825	3,820
White Capital Buyer LLC
6.875%, 10/15/2028 (A)	188	200
White Capital Parent LLC
8.250%cash/0% PIK, 03/15/2026 (A)	3,675	3,804
Wolverine Escrow LLC
13.125%, 11/15/2027 (A)	180	144
9.000%, 11/15/2026 (A)	960	922

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
8.500%, 11/15/2024(A)	$145	$138
Wynn Las Vegas LLC
5.500%, 03/01/2025(A)	1,746	1,851
5.250%, 05/15/2027(A)	60	63
4.250%, 05/30/2023(A)	245	251
Wynn Resorts Finance LLC
7.750%, 04/15/2025(A)	1,825	1,939
5.125%, 10/01/2029(A)	514	535
Yum! Brands
7.750%, 04/01/2025 (A)	180	194
6.875%, 11/15/2037	1,840	2,387
5.350%, 11/01/2043	180	200
4.625%, 01/31/2032	396	430
3.625%, 03/15/2031	1,266	1,301

		322,725

Consumer Staples — 6.1%
AHP Health Partners
5.750%, 07/15/2029 (A)	276	279
Akumin
7.000%, 11/01/2025 (A)	2,895	2,731
Akumin Escrow
7.500%, 08/01/2028 (A)	3,080	2,957
Albertsons
5.875%, 02/15/2028 (A)	161	173
5.750%, 03/15/2025	97	99
4.875%, 02/15/2030 (A)	285	311
4.625%, 01/15/2027 (A)	3,427	3,628
3.500%, 03/15/2029 (A)	676	683
3.250%, 03/15/2026 (A)	350	359
Allied Universal Holdco LLC
6.625%, 07/15/2026 (A)	1,684	1,800
4.625%, 06/01/2028 (A)	684	686
Bausch Health
9.000%, 12/15/2025 (A)	3,430	3,649
7.250%, 05/30/2029 (A)	295	304
7.000%, 01/15/2028 (A)	1,460	1,513
6.250%, 02/15/2029 (A)	6,429	6,381
6.125%, 04/15/2025 (A)	3,617	3,698
5.500%, 11/01/2025 (A)	1,360	1,391
5.250%, 01/30/2030 (A)	6,887	6,474
5.250%, 02/15/2031 (A)	3,081	2,874
5.000%, 01/30/2028 (A)	1,566	1,494
5.000%, 02/15/2029 (A)	914	853
4.875%, 06/01/2028 (A)	2,253	2,315
Bausch Health Americas
9.250%, 04/01/2026 (A)	365	393
8.500%, 01/31/2027 (A)	1,291	1,388
Central Garden & Pet
5.125%, 02/01/2028	1,515	1,607
4.125%, 10/15/2030	332	341

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Chobani LLC
7.500%, 04/15/2025 (A)	$1,270	$1,327
4.625%, 11/15/2028 (A)	3,912	4,065
Coty
6.500%, 04/15/2026 (A)	7,480	7,714
5.000%, 04/15/2026 (A)	306	316
Edgewell Personal Care
5.500%, 06/01/2028 (A)	565	598
4.125%, 04/01/2029 (A)	217	218
Energizer Holdings
4.750%, 06/15/2028 (A)	536	551
4.375%, 03/31/2029 (A)	1,831	1,836
Envision Healthcare
8.750%, 10/15/2026 (A)	5,163	4,363
Garda World Security
9.500%, 11/01/2027 (A)	565	615
6.000%, 06/01/2029 (A)	429	414
High Ridge Brands (Escrow Security)
0.821%, 03/15/2025	800	–
JBS USA LUX
5.500%, 01/15/2030 (A)	2,347	2,649
Kraft Heinz Foods
5.000%, 06/04/2042	5,858	7,411
Kronos Acquisition Holdings
7.000%, 12/31/2027 (A)	1,061	1,032
Lamb Weston Holdings
4.875%, 11/01/2026 (A)	575	591
4.875%, 05/15/2028 (A)	218	242
Legacy LifePoint Health LLC
6.750%, 04/15/2025 (A)	612	644
4.375%, 02/15/2027 (A)	9,158	9,135
LifePoint Health
5.375%, 01/15/2029 (A)	2,405	2,363
MPH Acquisition Holdings LLC
5.750%, 11/01/2028 (A)	2,801	2,675
NESCO Holdings II
5.500%, 04/15/2029 (A)	322	334
New Albertsons
8.700%, 05/01/2030	2,229	2,793
8.000%, 05/01/2031	805	981
Organon Finance 1 LLC
5.125%, 04/30/2031 (A)	1,126	1,181
4.125%, 04/30/2028 (A)	2,190	2,259
Ortho-Clinical Diagnostics
7.250%, 02/01/2028 (A)	1,351	1,449
Performance Food Group
6.875%, 05/01/2025 (A)	80	85
5.500%, 10/15/2027 (A)	565	588
4.250%, 08/01/2029 (A)	450	451
Post Holdings
5.750%, 03/01/2027 (A)	2,707	2,833
5.625%, 01/15/2028 (A)	1,800	1,894

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 12/15/2029 (A)	$857	$918
4.625%, 04/15/2030 (A)	234	239
Prime Security Services Borrower LLC
5.750%, 04/15/2026 (A)	1,928	2,086
3.375%, 08/31/2027 (A)	1,060	1,023
Radiology Partners
9.250%, 02/01/2028 (A)	1,514	1,624
Rite Aid
8.000%, 11/15/2026 (A)	2,564	2,644
7.700%, 02/15/2027	1,710	1,652
7.500%, 07/01/2025 (A)	6,499	6,684
RP Escrow Issuer LLC
5.250%, 12/15/2025 (A)	205	210
Sabre Global
9.250%, 04/15/2025 (A)	278	320
7.375%, 09/01/2025 (A)	570	603
Sigma Holdco BV
7.875%, 05/15/2026 (A)	6,999	7,017
Simmons Foods
4.625%, 03/01/2029 (A)	4,580	4,661
Sotheby’s
5.875%, 06/01/2029 (A)	842	869
Spectrum Brands
5.750%, 07/15/2025	45	46
5.500%, 07/15/2030 (A)	416	447
5.000%, 10/01/2029 (A)	630	661
3.875%, 03/15/2031 (A)	172	170
Team Health Holdings
6.375%, 02/01/2025 (A)	7,187	6,864
Triton Water Holdings
6.250%, 04/01/2029 (A)	4,422	4,377
Turning Point Brands
5.625%, 02/15/2026 (A)	2,040	2,143
US Acute Care Solutions LLC
6.375%, 03/01/2026 (A)	1,073	1,116
US Renal Care
10.625%, 07/15/2027 (A)	3,590	3,769
Vector Group
10.500%, 11/01/2026 (A)	5,290	5,581
5.750%, 02/01/2029 (A)	1,715	1,745

		169,457

Energy — 11.4%
Aethon United BR
8.250%, 02/15/2026 (A)	1,750	1,899
Antero Midstream Partners
7.875%, 05/15/2026 (A)	1,048	1,154
5.750%, 03/01/2027 (A)	2,996	3,086
5.750%, 01/15/2028 (A)	502	523
5.375%, 06/15/2029 (A)	360	369
Antero Resources
8.375%, 07/15/2026 (A)	1,778	2,014

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
7.625%, 02/01/2029 (A)	$3,506	$3,857
5.375%, 03/01/2030 (A)	158	161
Apache
5.100%, 09/01/2040	4,123	4,587
4.875%, 11/15/2027	959	1,048
4.625%, 11/15/2025	72	78
4.375%, 10/15/2028	451	487
Archrock Partners
6.250%, 04/01/2028 (A)	3,533	3,599
Ascent Resources Utica Holdings LLC
9.000%, 11/01/2027 (A)	1,106	1,471
8.250%, 12/31/2028 (A)	4,373	4,624
7.000%, 11/01/2026 (A)	2,186	2,227
5.875%, 06/30/2029 (A)	2,535	2,430
Baytex Energy
8.750%, 04/01/2027 (A)	600	588
Blue Racer Midstream LLC
7.625%, 12/15/2025 (A)	2,861	3,093
Buckeye Partners
4.500%, 03/01/2028 (A)	590	612
4.125%, 03/01/2025 (A)	350	362
4.125%, 12/01/2027	240	247
California Resources
7.125%, 02/01/2026 (A)	530	556
Cheniere Energy
4.625%, 10/15/2028	1,682	1,774
Cheniere Energy Partners
5.625%, 10/01/2026	2,624	2,716
4.500%, 10/01/2029	9,881	10,647
4.000%, 03/01/2031 (A)	1,034	1,088
Chesapeake Energy
5.875%, 02/01/2029 (A)	150	160
5.500%, 02/01/2026 (A)	899	939
Chesapeake Energy (Escrow Security)
0.000%, 12/31/2049 (D)	6,045	4
Citgo Holding
9.250%, 08/01/2024 (A)	8,614	8,631
CITGO Petroleum
6.375%, 06/15/2026 (A)	263	267
CNX Midstream Partners
6.500%, 03/15/2026 (A)	2,190	2,250
CNX Resources
7.250%, 03/14/2027 (A)	4,535	4,807
6.000%, 01/15/2029 (A)	2,022	2,106
Colgate Energy Partners III LLC
5.875%, 07/01/2029 (A)	162	164
Comstock Resources
7.500%, 05/15/2025 (A)	314	325
6.750%, 03/01/2029 (A)	4,326	4,540
5.875%, 01/15/2030 (A)	242	243
Continental Resources
5.750%, 01/15/2031 (A)	2,529	3,082

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CQP Holdco
5.500%, 06/15/2031 (A)	$3,450	$3,558
Crestwood Midstream Partners
6.000%, 02/01/2029 (A)	190	194
5.750%, 04/01/2025	2,405	2,456
CrownRock
5.625%, 10/15/2025 (A)	2,716	2,797
DCP Midstream Operating
8.125%, 08/16/2030	1,990	2,652
5.625%, 07/15/2027	750	852
5.375%, 07/15/2025	268	295
5.125%, 05/15/2029	896	995
Delek Logistics Partners
6.750%, 05/15/2025	1,462	1,499
Devon Energy
7.950%, 04/15/2032	1,327	1,908
DT Midstream
4.375%, 06/15/2031 (A)	2,445	2,524
4.125%, 06/15/2029 (A)	6,501	6,664
Encino Acquisition Partners Holdings LLC
8.500%, 05/01/2028 (A)	708	711
Endeavor Energy Resources
6.625%, 07/15/2025 (A)	412	437
Energy Transfer
5.500%, 06/01/2027	2,863	3,181
EnLink Midstream LLC
5.625%, 01/15/2028 (A)	770	805
5.375%, 06/01/2029	6,061	6,223
EnLink Midstream Partners
4.850%, 07/15/2026	140	145
4.400%, 04/01/2024	620	645
4.150%, 06/01/2025	445	458
Enviva Partners
6.500%, 01/15/2026 (A)	3,562	3,705
EQM Midstream Partners
6.500%, 07/01/2027 (A)	1,116	1,244
6.500%, 07/15/2048	2,286	2,582
6.000%, 07/01/2025 (A)	1,221	1,319
5.500%, 07/15/2028	105	115
4.750%, 01/15/2031 (A)	357	363
4.500%, 01/15/2029 (A)	857	870
EQT
7.500%, 02/01/2030	845	1,098
6.625%, 02/01/2025	2,565	2,940
3.900%, 10/01/2027	230	248
Equities
5.000%, 01/15/2029	162	184
3.625%, 05/15/2031 (A)	1,367	1,445
3.125%, 05/15/2026 (A)	198	203
Exterran Energy Solutions
8.125%, 05/01/2025	3,672	3,305

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Genesis Energy
8.000%, 01/15/2027	$1,727	$1,715
7.750%, 02/01/2028	1,418	1,390
6.500%, 10/01/2025	1,476	1,446
6.250%, 05/15/2026	70	67
Great Western Petroleum LLC
12.000%, 09/01/2025 (A)	1,954	1,915
Gulfport Energy
8.000%, 05/17/2026	457	486
Gulfport Energy (Escrow Securities)
0.000%, 10/15/2024	470	19
0.000%, 05/15/2025 (D)	311	12
0.000%, 01/15/2026	780	31
Gulfport Energy Operating
8.000%, 05/17/2026 (A)	3,470	3,690
Harvest Midstream I
7.500%, 09/01/2028 (A)	3,350	3,534
Hess Midstream Operations
5.625%, 02/15/2026 (A)	600	623
4.250%, 02/15/2030 (A)	315	319
Hilcorp Energy I
6.000%, 02/01/2031 (A)	415	426
5.750%, 02/01/2029 (A)	235	239
ITT Holdings LLC
6.500%, 08/01/2029 (A)	3,299	3,365
Laredo Petroleum
10.125%, 01/15/2028	2,303	2,424
9.500%, 01/15/2025	4,957	5,110
7.750%, 07/31/2029 (A)	1,349	1,306
Marathon Oil
6.600%, 10/01/2037	2,560	3,397
MEG Energy
7.125%, 02/01/2027 (A)	1,440	1,515
6.500%, 01/15/2025 (A)	745	769
5.875%, 02/01/2029 (A)	149	153
Moss Creek Resources Holdings
10.500%, 05/15/2027 (A)	3,328	3,024
7.500%, 01/15/2026 (A)	3,719	3,177
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,713	2,196
Nabors Industries
7.250%, 01/15/2026 (A)	147	137
5.750%, 02/01/2025	510	430
New Fortress Energy
6.750%, 09/15/2025 (A)	983	998
6.500%, 09/30/2026 (A)	2,899	2,914
NGL Energy Operating LLC
7.500%, 02/01/2026 (A)	5,759	5,845
NGL Energy Partners
7.500%, 11/01/2023	4,566	4,269
7.500%, 04/15/2026	550	461
6.125%, 03/01/2025	4,876	4,042

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northern Oil and Gas
8.125%, 03/01/2028 (A)	$3,664	$3,806
NuStar Logistics
6.375%, 10/01/2030	1,092	1,207
6.000%, 06/01/2026	485	525
5.750%, 10/01/2025	1,092	1,174
5.625%, 04/28/2027	80	85
Oasis Midstream Partners
8.000%, 04/01/2029 (A)	459	475
Oasis Petroleum
6.375%, 06/01/2026 (A)	184	192
Occidental Petroleum
8.875%, 07/15/2030	3,431	4,708
8.500%, 07/15/2027	1,900	2,397
8.000%, 07/15/2025	1,262	1,521
6.625%, 09/01/2030	1,631	2,035
6.450%, 09/15/2036	775	969
6.375%, 09/01/2028	2,896	3,435
6.125%, 01/01/2031	5,328	6,443
5.875%, 09/01/2025	291	327
5.550%, 03/15/2026	700	780
5.500%, 12/01/2025	3,921	4,372
4.625%, 06/15/2045	1,445	1,496
4.500%, 07/15/2044	155	158
3.400%, 04/15/2026	1,387	1,425
3.200%, 08/15/2026	4,728	4,877
3.125%, 02/15/2022	1	–
PBF Holding LLC
9.250%, 05/15/2025 (A)	2,380	2,297
7.250%, 06/15/2025	1,645	1,151
6.000%, 02/15/2028	325	213
PDC Energy
5.750%, 05/15/2026	1,450	1,506
Peabody Energy
6.375%, 03/31/2025 (A)	1,094	870
Precision Drilling
7.125%, 01/15/2026 (A)	325	332
6.875%, 01/15/2029 (A)	57	57
Range Resources
8.250%, 01/15/2029 (A)	189	210
4.875%, 05/15/2025	1,142	1,182
Seventy Seven Energy (Escrow Security)
6.500%, 07/15/2022 (B)(D)	395	–
Seventy Seven Operating LLC (Escrow Security)
6.625%, 11/15/2019 (B)(D)	2,787	–
Shelf Drilling Holdings
8.875%, 11/15/2024 (A)	625	638
8.250%, 02/15/2025 (A)	3,000	2,219
SM Energy
6.625%, 01/15/2027	1,895	1,904
6.500%, 07/15/2028	110	111

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 06/01/2025	$2,235	$2,242
5.000%, 01/15/2024	2,328	2,316
Southwestern Energy
8.375%, 09/15/2028	50	56
7.750%, 10/01/2027	1,225	1,328
7.500%, 04/01/2026	94	100
6.450%, 01/23/2025	165	180
5.375%, 03/15/2030	490	510
Strathcona Resources
6.875%, 08/01/2026 (A)	2,510	2,460
Summit Midstream Holdings LLC
5.750%, 04/15/2025	2,488	2,264
5.500%, 08/15/2022	1,166	1,158
Sunoco
5.875%, 03/15/2028	2,791	2,948
4.500%, 05/15/2029	427	432
Tallgrass Energy Partners
7.500%, 10/01/2025 (A)	875	943
6.000%, 03/01/2027 (A)	3,175	3,286
6.000%, 12/31/2030 (A)	6,643	6,757
6.000%, 09/01/2031 (A)	1,386	1,388
5.500%, 09/15/2024 (A)	123	125
5.500%, 01/15/2028 (A)	115	116
Targa Resources Partners
6.875%, 01/15/2029	516	580
6.500%, 07/15/2027	2,944	3,188
5.875%, 04/15/2026	760	795
5.500%, 03/01/2030	540	595
5.375%, 02/01/2027	65	67
5.000%, 01/15/2028	3,156	3,314
4.875%, 02/01/2031	647	704
4.000%, 01/15/2032 (A)	303	317
TerraForm Power Operating LLC
4.750%, 01/15/2030 (A)	225	237
Transocean
11.500%, 01/30/2027 (A)	2,381	2,399
8.000%, 02/01/2027 (A)	2,645	1,944
7.500%, 04/15/2031	1,580	987
Transocean Guardian
5.875%, 01/15/2024 (A)	2,108	2,003
Transocean Pontus
6.125%, 08/01/2025 (A)	2,559	2,534
Transocean Proteus
6.250%, 12/01/2024 (A)	1,612	1,587
USA Compression Partners
6.875%, 04/01/2026	1,580	1,642
6.875%, 09/01/2027	2,600	2,723
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (A)	435	456
3.875%, 08/15/2029 (A)	435	448
Vine Energy Holdings LLC
6.750%, 04/15/2029 (A)	2,113	2,282

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Western Midstream Operating
6.500%, 02/01/2050	$3,489	$4,113
4.750%, 08/15/2028	850	935
4.650%, 07/01/2026	403	434

		320,869

Financials — 6.3%
Acrisure LLC
7.000%, 11/15/2025 (A)	2,788	2,840
4.250%, 02/15/2029 (A)	2,601	2,575
Advisor Group Holdings
10.750%, 08/01/2027 (A)	2,666	2,946
Air Methods
8.000%, 05/15/2025 (A)	10,947	10,565
AssuredPartners
7.000%, 08/15/2025 (A)	2,945	2,993
5.625%, 01/15/2029 (A)	1,859	1,871
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month + 2.931% (C)	1,301	1,483
Barclays
7.750%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.842% (C)	2,760	3,019
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.867% (C)	1,250	1,393
Brookfield Property
5.750%, 05/15/2026 (A)	6,291	6,503
Citigroup
5.000%, VAR United States Secured Overnight Financing Rate + 3.813% (C)	5,285	5,562
Finance of America Funding LLC
7.875%, 11/15/2025 (A)	6,011	5,831
Freedom Mortgage
8.250%, 04/15/2025 (A)	5,175	5,278
8.125%, 11/15/2024 (A)	3,492	3,536
7.625%, 05/01/2026 (A)	360	361
6.625%, 01/15/2027 (A)	1,250	1,197
Genworth Holdings
4.800%, 02/15/2024	1,810	1,783
HAT Holdings I LLC
6.000%, 04/15/2025 (A)	1,969	2,075
3.750%, 09/15/2030 (A)	3,392	3,463
Home Point Capital
5.000%, 02/01/2026 (A)	2,521	2,181
HSBC Holdings PLC
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.649% (C)	1,377	1,410
Hunt
5.250%, 04/15/2029 (A)	2,819	2,763

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Intesa Sanpaolo MTN
5.710%, 01/15/2026 (A)	$1,415	$1,591
Issuer LLC
6.250%, 03/01/2028 (A)	1,299	1,328
Jefferies Finance LLC
5.000%, 08/15/2028 (A)	3,042	3,118
JPMorgan Chase
5.000%, VAR United States Secured Overnight Financing Rate + 3.380% (C)	1,299	1,373
4.000%, VAR United States Secured Overnight Financing Rate + 2.745% (C)	2,633	2,676
Ladder Capital Finance Holdings LLLP
5.250%, 03/15/2022 (A)	95	95
5.250%, 10/01/2025 (A)	1,046	1,059
4.750%, 06/15/2029 (A)	2,462	2,517
4.250%, 02/01/2027 (A)	1,864	1,873
LD Holdings Group LLC
6.500%, 11/01/2025 (A)	4,283	4,369
6.125%, 04/01/2028 (A)	2,032	1,997
Lloyds Banking Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.760% (C)	3,250	3,636
LPL Holdings
4.625%, 11/15/2027 (A)	4,428	4,588
4.375%, 05/15/2031 (A)	149	154
MGM Growth Properties Operating Partnership
5.750%, 02/01/2027	357	411
5.625%, 05/01/2024	1,335	1,455
4.625%, 06/15/2025 (A)	411	442
4.500%, 09/01/2026	2,214	2,412
4.500%, 01/15/2028	175	192
3.875%, 02/15/2029 (A)	396	420
Midcap Financial Issuer Trust
6.500%, 05/01/2028 (A)	4,198	4,393
5.625%, 01/15/2030 (A)	1,503	1,495
Morgan Stanley
5.300%, VAR ICE LIBOR USD 3 Month + 3.160% (C)	872	916
Nationstar Mortgage Holdings
6.000%, 01/15/2027 (A)	2,312	2,436
5.500%, 08/15/2028 (A)	4,420	4,591
5.125%, 12/15/2030 (A)	1,582	1,622
New Residential Investment
6.250%, 10/15/2025 (A)	5,937	5,952
NFP
6.875%, 08/15/2028 (A)	2,186	2,243
OneMain Finance
7.125%, 03/15/2026	3,300	3,857
6.625%, 01/15/2028	500	577

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.375%, 11/15/2029	$1,858	$2,030
4.000%, 09/15/2030	4,793	4,803
3.500%, 01/15/2027	137	139
PennyMac Financial Services
5.375%, 10/15/2025 (A)	1,265	1,309
4.250%, 02/15/2029 (A)	295	284
PRA Group
7.375%, 09/01/2025 (A)	1,345	1,436
Quicken Loans LLC
5.250%, 01/15/2028 (A)	1,346	1,420
3.875%, 03/01/2031 (A)	1,025	1,048
3.625%, 03/01/2029 (A)	1,025	1,047
Saracen Development LLC
14.000%cash/0% PIK, 10/15/2025 (A)(D)(F)	3,762	4,157
Sitka Holdings LLC
5.250%, VAR ICE LIBOR USD 3 Month + 4.500%, 07/06/2026 (A)	4,994	5,039
Starwood Property Trust
5.500%, 11/01/2023 (A)	2,170	2,276
3.625%, 07/15/2026 (A)	190	191
StoneX Group
8.625%, 06/15/2025 (A)	1,380	1,493
Trilogy
10.000%, 05/15/2023 (D)(F)	60	60
VistaJet Malta Finance
10.500%, 06/01/2024 (A)	6,588	7,148
Voya Financial
4.700%, VAR ICE LIBOR USD 3 Month + 2.084%, 01/23/2048	1,183	1,252
WeWork
7.875%, 05/01/2025 (A)	7,188	7,080

		177,628

Health Care — 3.7%
Acadia Healthcare
5.500%, 07/01/2028 (A)	1,201	1,267
5.000%, 04/15/2029 (A)	232	242
Avantor Funding
4.625%, 07/15/2028 (A)	828	875
Centene
4.625%, 12/15/2029	2,403	2,636
4.250%, 12/15/2027	3,643	3,848
3.375%, 02/15/2030	300	313
2.500%, 03/01/2031	2,695	2,688
CHS
8.000%, 03/15/2026 (A)	170	182
6.875%, 04/01/2028 (A)	2,836	2,813
6.875%, 04/15/2029 (A)	2,498	2,595
6.125%, 04/01/2030 (A)	1,006	1,014
6.000%, 01/15/2029 (A)	440	469
5.625%, 03/15/2027 (A)	420	443

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.750%, 02/15/2031 (A)	$1,971	$2,011
DaVita
4.625%, 06/01/2030 (A)	310	324
3.750%, 02/15/2031 (A)	5,969	5,899
Emergent BioSolutions
3.875%, 08/15/2028 (A)	1,813	1,768
Encompass Health
4.750%, 02/01/2030	2,499	2,664
4.500%, 02/01/2028	1,190	1,246
Endo DAC
9.500%, 07/31/2027 (A)	1,968	1,934
6.000%, 06/30/2028 (A)	2,402	1,501
Endo Luxembourg Finance I Sarl
6.125%, 04/01/2029 (A)	1,905	1,886
Global Medical Response
6.500%, 10/01/2025 (A)	3,159	3,258
HCA
5.875%, 02/15/2026	6,955	8,066
5.875%, 02/01/2029	720	873
5.625%, 09/01/2028	445	531
5.375%, 02/01/2025	5,094	5,737
5.375%, 09/01/2026	460	531
3.500%, 09/01/2030	2,710	2,908
Hill-Rom Holdings
4.375%, 09/15/2027 (A)	190	199
Hologic
3.250%, 02/15/2029 (A)	1,012	1,037
IQVIA
5.000%, 10/15/2026 (A)	1,440	1,483
Jaguar Holding II
5.000%, 06/15/2028 (A)	150	162
4.625%, 06/15/2025 (A)	152	160
Jazz Securities DAC
4.375%, 01/15/2029 (A)	2,084	2,159
Lannett
7.750%, 04/15/2026 (A)	2,545	2,386
Mallinckrodt International Finance
5.625%, 10/15/2023 (A)(B)	850	572
5.500%, 04/15/2025 (A)(B)	595	399
MEDNAX
6.250%, 01/15/2027 (A)	1,570	1,654
ModivCare Escrow Issuer
5.000%, 10/01/2029 (A)	1,315	1,350
Molina Healthcare
4.375%, 06/15/2028 (A)	1,960	2,056
Owens & Minor
4.500%, 03/31/2029 (A)	398	407
Par Pharmaceutical
7.500%, 04/01/2027 (A)	5,365	5,432
Prestige Brands
5.125%, 01/15/2028 (A)	370	388

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Syneos Health
3.625%, 01/15/2029 (A)	$2,622	$2,608
Tenet Healthcare
7.500%, 04/01/2025 (A)	879	940
6.875%, 11/15/2031	1,110	1,260
6.250%, 02/01/2027 (A)	2,873	2,995
6.125%, 10/01/2028 (A)	3,040	3,209
5.125%, 11/01/2027 (A)	870	916
4.875%, 01/01/2026 (A)	2,983	3,094
4.625%, 07/15/2024	660	669
4.625%, 09/01/2024 (A)	45	46
4.625%, 06/15/2028 (A)	3,543	3,667
4.250%, 06/01/2029 (A)	2,668	2,726
Varex Imaging
7.875%, 10/15/2027 (A)	2,134	2,404

		104,900

Industrials — 8.0%
ACCO Brands
4.250%, 03/15/2029 (A)	545	548
ADT Security
4.875%, 07/15/2032 (A)	2,573	2,611
4.125%, 08/01/2029 (A)	495	494
Allison Transmission
5.875%, 06/01/2029 (A)	855	940
4.750%, 10/01/2027 (A)	3,684	3,862
3.750%, 01/30/2031 (A)	332	332
American Airlines
11.750%, 07/15/2025 (A)	2,032	2,523
5.750%, 04/20/2029 (A)	5,822	6,287
5.500%, 04/20/2026 (A)	4,095	4,316
American Airlines Group
3.750%, 03/01/2025 (A)	2,248	2,012
APi Group DE
4.125%cash/0% PIK, 07/15/2029 (A)	280	274
ARD Finance
6.500%cash/0% PIK, 06/30/2027 (A)	2,810	2,959
Ardagh Packaging Finance
5.250%, 04/30/2025 (A)	2,581	2,700
5.250%, 08/15/2027 (A)	830	859
4.125%, 08/15/2026 (A)	1,285	1,336
Artera Services LLC
9.033%, 12/04/2025 (A)	3,611	3,945
ATS Automation Tooling Systems
4.125%, 12/15/2028 (A)	493	508
Avis Budget Car Rental LLC
5.750%, 07/15/2027 (A)	840	876
5.375%, 03/01/2029 (A)	301	316
5.250%, 03/15/2025 (A)	296	301
Boeing
5.805%, 05/01/2050	1,769	2,403
5.150%, 05/01/2030	3,538	4,186

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bombardier
7.875%, 04/15/2027 (A)	$1,950	$2,045
7.500%, 12/01/2024 (A)	3,264	3,402
7.500%, 03/15/2025 (A)	1,475	1,515
7.125%, 06/15/2026 (A)	1,067	1,126
Brand Industrial Services
8.500%, 07/15/2025 (A)	2,651	2,671
Builders FirstSource
5.000%, 03/01/2030 (A)	1,297	1,388
4.250%, 02/01/2032 (A)	353	363
BWAY Holding Co
7.250%, 04/15/2025 (A)	7,630	7,543
5.500%, 04/15/2024 (A)	135	136
BWX Technologies
4.125%, 06/30/2028 (A)	607	624
4.125%, 04/15/2029 (A)	2,865	2,947
Cargo Aircraft Management
4.750%, 02/01/2028 (A)	3,777	3,906
CEMEX Materials LLC
7.700%, 07/21/2025 (A)	1,705	1,934
Clark Equipment
5.875%, 06/01/2025 (A)	1,127	1,186
Clean Harbors
4.875%, 07/15/2027 (A)	2,794	2,925
CoreCivic
8.250%, 04/15/2026	482	509
CP Atlas Buyer
7.000%, 12/01/2028 (A)	3,470	3,539
Delta Air Lines
7.375%, 01/15/2026	446	525
7.000%, 05/01/2025 (A)	1,616	1,890
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (A)	2,702	3,013
4.500%, 10/20/2025 (A)	355	381
Deluxe
8.000%, 06/01/2029 (A)	3,515	3,764
EnerSys
4.375%, 12/15/2027 (A)	892	937
EnPro Industries
5.750%, 10/15/2026	569	598
Fortress Transportation & Infrastructure Investors LLC
9.750%, 08/01/2027 (A)	2,055	2,320
6.500%, 10/01/2025 (A)	2,025	2,086
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/2028 (A)	1,780	1,808
GFL Environmental
5.125%, 12/15/2026 (A)	2,919	3,080
4.750%, 06/15/2029 (A)	318	327
4.375%, 08/15/2029 (A)	1,321	1,328
4.000%, 08/01/2028 (A)	452	449

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.750%, 08/01/2025 (A)	$824	$849
3.500%, 09/01/2028 (A)	1,160	1,157
Global Infrastructure Solutions
5.625%, 06/01/2029 (A)	370	378
GrafTech Finance
4.625%, 12/15/2028 (A)	3,535	3,606
Graham Packaging
7.125%, 08/15/2028 (A)	312	333
Granite US Holdings
11.000%, 10/01/2027 (A)	3,575	3,973
Griffon
5.750%, 03/01/2028	690	732
H&E Equipment Services
3.875%, 12/15/2028 (A)	2,815	2,827
Harsco
5.750%, 07/31/2027 (A)	766	795
Hawaiian Brand Intellectual Property
5.750%, 01/20/2026 (A)	1,235	1,301
Herc Holdings
5.500%, 07/15/2027 (A)	835	880
Howmet Aerospace
5.900%, 02/01/2027	1,185	1,396
Icahn Enterprises
4.750%, 09/15/2024	1,670	1,731
4.375%, 02/01/2029	435	437
IEA Energy Services LLC
6.625%, 08/15/2029 (A)	2,115	2,097
Imola Merger
4.750%, 05/15/2029 (A)	1,269	1,313
JELD-WEN
6.250%, 05/15/2025 (A)	235	249
4.875%, 12/15/2027 (A)	170	177
4.625%, 12/15/2025 (A)	560	571
Korn Ferry
4.625%, 12/15/2027 (A)	3,041	3,149
LABL
10.500%, 07/15/2027 (A)	480	523
6.750%, 07/15/2026 (A)	640	672
Madison IAQ LLC
5.875%, 06/30/2029 (A)	470	481
Masonite International
5.375%, 02/01/2028 (A)	508	540
MasTec
4.500%, 08/15/2028 (A)	825	868
Mileage Plus Holdings LLC
6.500%, 06/20/2027 (A)	3,612	3,923
Moog
4.250%, 12/15/2027 (A)	2,212	2,273
New Enterprise Stone & Lime
6.250%, 03/15/2026 (A)	1,915	1,968
Nielsen Finance LLC
5.875%, 10/01/2030 (A)	661	710

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.625%, 10/01/2028 (A)	$961	$1,010
PGT Innovations
6.750%, 08/01/2026 (A)	510	535
RBS Global
4.875%, 12/15/2025 (A)	4,728	4,823
Remington Arms
0.000%, 12/31/2049 (D)	1,885	–
Reynolds Group Issuer
4.000%, 10/15/2027 (A)	2,044	2,043
Rolls-Royce
5.750%, 10/15/2027 (A)	3,495	3,833
Science Applications International
4.875%, 04/01/2028 (A)	4,064	4,244
Sensata Technologies
5.625%, 11/01/2024 (A)	200	223
4.375%, 02/15/2030 (A)	1,766	1,894
3.750%, 02/15/2031 (A)	2,203	2,214
Sensata Technologies BV
4.000%, 04/15/2029 (A)	1,025	1,061
Signature Aviation US Holdings
4.000%, 03/01/2028 (A)	1,806	1,815
Spirit AeroSystems
7.500%, 04/15/2025 (A)	440	466
5.500%, 01/15/2025 (A)	240	251
4.600%, 06/15/2028	4,995	4,882
SPX FLOW
5.875%, 08/15/2026 (A)	470	484
Standard Industries
4.750%, 01/15/2028 (A)	1,295	1,345
3.375%, 01/15/2031 (A)	208	200
Stericycle
3.875%, 01/15/2029 (A)	418	425
Stevens Holding
6.125%, 10/01/2026 (A)	370	399
Summit Materials LLC
5.250%, 01/15/2029 (A)	366	387
Terex
5.000%, 05/15/2029 (A)	220	231
Tervita
11.000%, 12/01/2025 (A)	3,113	3,590
TransDigm
8.000%, 12/15/2025 (A)	827	885
6.250%, 03/15/2026 (A)	5,519	5,795
5.500%, 11/15/2027	3,161	3,233
4.625%, 01/15/2029 (A)	860	849
Trident TPI Holdings
9.250%, 08/01/2024 (A)	2,099	2,204
TriMas
4.125%, 04/15/2029 (A)	437	445
Triumph Group
8.875%, 06/01/2024 (A)	520	573
7.750%, 08/15/2025	2,250	2,251

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.250%, 09/15/2024 (A)	$115	$116
Trivium Packaging Finance BV
8.500%, 08/15/2027 (A)	250	269
5.500%, 08/15/2026 (A)	976	1,028
Tutor Perini
6.875%, 05/01/2025 (A)	9,799	10,093
Uber Technologies
4.500%, 08/15/2029 (A)	424	417
United Airlines
4.625%, 04/15/2029 (A)	2,031	2,107
4.375%, 04/15/2026 (A)	4,530	4,699
United Rentals North America
5.500%, 05/15/2027	1,230	1,297
4.875%, 01/15/2028	725	768
3.875%, 02/15/2031	399	413
Univar Solutions USA
5.125%, 12/01/2027 (A)	449	469
Wabash National
5.500%, 10/01/2025 (A)	595	602
Welbilt
9.500%, 02/15/2024	300	310
WESCO Distribution
7.250%, 06/15/2028 (A)	611	680
7.125%, 06/15/2025 (A)	556	598
Western Global Airlines LLC
10.375%, 08/15/2025 (A)	1,990	2,244

		223,462

Information Technology — 3.1%
ACI Worldwide
5.750%, 08/15/2026 (A)	667	698
Ahead DB Holdings LLC
6.625%, 05/01/2028 (A)	2,066	2,102
Alliance Data Systems
4.750%, 12/15/2024 (A)	1,341	1,376
ams
7.000%, 07/31/2025 (A)	2,573	2,760
Ascend Learning LLC
6.875%, 08/01/2025 (A)	928	943
Austin BidCo
7.125%, 12/15/2028 (A)	1,726	1,750
Avaya
6.125%, 09/15/2028 (A)	5,437	5,736
Black Knight InfoServ LLC
3.625%, 09/01/2028 (A)	372	377
BY Crown Parent LLC
4.250%, 01/31/2026 (A)	1,682	1,770
Castle US Holding
9.500%, 02/15/2028 (A)	2,110	2,205
CDK Global
5.250%, 05/15/2029 (A)	553	601

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CDW LLC
4.250%, 04/01/2028	$420	$440
3.250%, 02/15/2029	270	277
Clarivate Science Holdings
4.875%, 07/01/2029 (A)	326	336
3.875%, 07/01/2028 (A)	1,195	1,216
CommScope
7.125%, 07/01/2028 (A)	705	739
4.750%, 09/01/2029 (A)	529	536
CommScope Finance LLC
8.250%, 03/01/2027 (A)	880	928
6.000%, 03/01/2026 (A)	970	1,018
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	4,498	4,574
CPI CG
8.625%, 03/15/2026 (A)	1,470	1,603
Diebold Nixdorf
9.375%, 07/15/2025 (A)	1,469	1,614
Elastic
4.125%, 07/15/2029 (A)	3,387	3,439
Entegris
4.375%, 04/15/2028 (A)	1,322	1,398
3.625%, 05/01/2029 (A)	266	275
Flexential Intermediate
11.250%, 08/01/2024 (A)	1,399	1,518
Gartner
4.500%, 07/01/2028 (A)	335	355
3.750%, 10/01/2030 (A)	188	197
3.625%, 06/15/2029 (A)	105	108
Go Daddy Operating LLC
5.250%, 12/01/2027 (A)	2,784	2,935
3.500%, 03/01/2029 (A)	2,263	2,235
Monitronics International (Escrow Security)
9.125%, 04/01/2020 (B)(D)	10,706	–
NCR
6.125%, 09/01/2029 (A)	735	801
5.750%, 09/01/2027 (A)	1,815	1,919
5.125%, 04/15/2029 (A)	1,563	1,621
5.000%, 10/01/2028 (A)	1,448	1,499
Nuance Communications
5.625%, 12/15/2026	173	180
ON Semiconductor
3.875%, 09/01/2028 (A)	853	896
Open Text Holdings
4.125%, 02/15/2030 (A)	4,029	4,242
Paysafe Finance
4.000%, 06/15/2029 (A)	4,090	3,940
Plantronics
4.750%, 03/01/2029 (A)	304	291
Presidio Holdings
4.875%, 02/01/2027 (A)	425	440

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
PTC
4.000%, 02/15/2028 (A)	$3,416	$3,531
3.625%, 02/15/2025 (A)	262	268
Seagate HDD Cayman
5.750%, 12/01/2034	1,300	1,534
3.375%, 07/15/2031 (A)	2,523	2,498
SS&C Technologies
5.500%, 09/30/2027 (A)	906	959
Switch
4.125%, 06/15/2029 (A)	159	164
3.750%, 09/15/2028 (A)	94	96
Synaptics
4.000%, 06/15/2029 (A)	2,264	2,306
Veritas US
7.500%, 09/01/2025 (A)	5,580	5,802
ViaSat
6.500%, 07/15/2028 (A)	3,250	3,428
5.625%, 09/15/2025 (A)	1,881	1,913
5.625%, 04/15/2027 (A)	1,250	1,297
Xerox Holdings
5.500%, 08/15/2028 (A)	442	462
5.000%, 08/15/2025 (A)	442	466

		86,612

Materials — 6.3%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	200	218
5.500%, 12/15/2027 (A)	200	215
Allegheny Technologies
7.875%, 08/15/2023	2,508	2,702
5.875%, 12/01/2027	1,481	1,553
Arconic
6.125%, 02/15/2028 (A)	1,132	1,210
6.000%, 05/15/2025 (A)	445	471
Ashland LLC
6.875%, 05/15/2043	1,384	1,799
Axalta Coating Systems LLC
4.750%, 06/15/2027 (A)	699	734
3.375%, 02/15/2029 (A)	358	351
Baffinland Iron Mines
8.750%, 07/15/2026 (A)	4,590	4,877
Big River Steel LLC
6.625%, 01/31/2029 (A)	384	418
Carpenter Technology
6.375%, 07/15/2028	281	304
CF Industries
4.950%, 06/01/2043	1,058	1,305
Chemours
5.750%, 11/15/2028 (A)	2,430	2,576
4.625%, 11/15/2029 (A)	2,965	2,944
Cleveland-Cliffs
4.875%, 03/01/2031 (A)	250	269

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.625%, 03/01/2029 (A)	$350	$368
Constellium
5.875%, 02/15/2026 (A)	2,744	2,816
5.625%, 06/15/2028 (A)	775	820
3.750%, 04/15/2029 (A)	2,058	2,047
Cornerstone Chemical
6.750%, 08/15/2024 (A)	10,825	9,702
Crown Americas LLC
4.750%, 02/01/2026	1,324	1,374
4.250%, 09/30/2026	2,602	2,804
CVR Partners
6.125%, 06/15/2028 (A)	4,110	4,202
Eldorado
6.250%, 09/01/2029 (A)	1,366	1,388
Element Solutions
3.875%, 09/01/2028 (A)	593	605
First Quantum Minerals
7.500%, 04/01/2025 (A)	1,995	2,067
6.875%, 03/01/2026 (A)	2,561	2,676
6.500%, 03/01/2024 (A)	2,962	3,012
Forterra Finance LLC
6.500%, 07/15/2025 (A)	285	305
Freeport-McMoRan
5.450%, 03/15/2043	4,756	6,081
5.400%, 11/14/2034	999	1,253
4.625%, 08/01/2030	825	910
4.375%, 08/01/2028	1,090	1,155
4.125%, 03/01/2028	507	531
GCP Applied Technologies
5.500%, 04/15/2026 (A)	920	941
Greif
6.500%, 03/01/2027 (A)	580	609
Hecla Mining
7.250%, 02/15/2028	1,160	1,256
Hexion
7.875%, 07/15/2027 (A)	2,188	2,325
IAMGOLD
5.750%, 10/15/2028 (A)	3,375	3,362
INEOS Group Holdings
5.625%, 08/01/2024 (A)	1,805	1,807
Innophos Holdings
9.375%, 02/15/2028 (A)	2,800	3,024
Kraton Polymers LLC
4.250%, 12/15/2025 (A)	3,946	4,053
LSB Industries
9.625%, 05/01/2023 (A)	8,535	8,852
Mineral Resources
8.125%, 05/01/2027 (A)	3,845	4,191
Mountain Province Diamonds
8.000%, 12/15/2022 (A)	4,565	4,017
New Gold
7.500%, 07/15/2027 (A)	970	1,019

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.375%, 05/15/2025 (A)	$579	$597
NMG Holding
7.125%, 04/01/2026 (A)	9,236	9,779
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)(B)	3,290	–
NOVA Chemicals
5.250%, 06/01/2027 (A)	1,020	1,090
5.000%, 05/01/2025 (A)	1,451	1,542
4.875%, 06/01/2024 (A)	535	566
4.250%, 05/15/2029 (A)	385	387
Novelis
4.750%, 01/30/2030 (A)	1,470	1,566
3.875%, 08/15/2031 (A)	144	145
3.250%, 11/15/2026 (A)	288	295
OCI
5.250%, 11/01/2024 (A)	3,332	3,436
4.625%, 10/15/2025 (A)	988	1,034
OI European Group BV
4.000%, 03/15/2023 (A)	2,951	3,054
Owens-Brockway Glass Container
6.625%, 05/13/2027 (A)	594	641
6.375%, 08/15/2025 (A)	815	910
5.875%, 08/15/2023 (A)	1,135	1,206
Polar US Borrower LLC
6.750%, 05/15/2026 (A)	5,325	5,378
Rain CII Carbon LLC
7.250%, 04/01/2025 (A)	6,065	6,271
Reichhold Industries
9.000%, 05/01/2018 (A)(B)(D)	1,056	–
SCIH Salt Holdings
6.625%, 05/01/2029 (A)	10,102	9,935
4.875%, 05/01/2028 (A)	2,510	2,528
Scotts Miracle-Gro
5.250%, 12/15/2026	121	125
4.500%, 10/15/2029	134	140
4.375%, 02/01/2032 (A)	366	371
4.000%, 04/01/2031 (A)	391	392
SunCoke Energy
4.875%, 06/30/2029 (A)	–	–
Tacora Resources
8.250%, 05/15/2026 (A)	1,775	1,851
Taseko Mines
7.000%, 02/15/2026 (A)	3,973	4,086
Teck Resources
6.125%, 10/01/2035	1,358	1,752
Trinseo Materials Operating SCA
5.375%, 09/01/2025 (A)	975	994
5.125%, 04/01/2029 (A)	284	287
Tronox
6.500%, 05/01/2025 (A)	797	841
4.625%, 03/15/2029 (A)	2,875	2,915

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
U.S. Steel
6.875%, 03/01/2029	$1,617	$1,767
Venator Finance Sarl
9.500%, 07/01/2025 (A)	1,716	1,905
5.750%, 07/15/2025 (A)	4,178	3,943
Warrior Met Coal
8.000%, 11/01/2024 (A)	2,070	2,084
WR Grace & -Conn
4.875%, 06/15/2027 (A)	325	337
WR Grace Holdings LLC
5.625%, 08/15/2029 (A)	177	184

		175,852

Real Estate — 1.4%
Diversified Healthcare Trust
9.750%, 06/15/2025	3,190	3,509
4.375%, 03/01/2031	1,760	1,727
EPR Properties
3.750%, 08/15/2029	899	903
Iron Mountain
5.250%, 03/15/2028 (A)	281	296
5.250%, 07/15/2030 (A)	830	884
5.000%, 07/15/2028 (A)	400	418
4.875%, 09/15/2027 (A)	2,933	3,054
4.875%, 09/15/2029 (A)	4,318	4,555
4.500%, 02/15/2031 (A)	424	436
Kennedy-Wilson
5.000%, 03/01/2031	170	177
4.750%, 03/01/2029	172	178
Lamar Media
4.000%, 02/15/2030	877	905
Outfront Media Capital LLC
5.000%, 08/15/2027 (A)	766	790
4.250%, 01/15/2029 (A)	3,800	3,809
Realogy Group LLC
5.750%, 01/15/2029 (A)	2,162	2,263
RHP Hotel Properties
4.750%, 10/15/2027	857	893
4.500%, 02/15/2029 (A)	292	296
SBA Communications
3.125%, 02/01/2029 (A)	2,279	2,239
Service Properties Trust
4.950%, 02/15/2027	3,973	3,973
3.950%, 01/15/2028	3,484	3,348
Uniti Group
7.875%, 02/15/2025 (A)	1,313	1,403
6.500%, 02/15/2029 (A)	286	298
VICI Properties
4.625%, 12/01/2029 (A)	855	930
4.250%, 12/01/2026 (A)	687	722
4.125%, 08/15/2030 (A)	1,251	1,335
3.750%, 02/15/2027 (A)	885	920

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.500%, 02/15/2025 (A)	$39	$40

		40,301

Utilities — 1.8%
AmeriGas Partners
5.875%, 08/20/2026	235	264
5.500%, 05/20/2025	500	549
Calpine
5.000%, 02/01/2031 (A)	275	280
4.625%, 02/01/2029 (A)	605	607
4.500%, 02/15/2028 (A)	4,738	4,880
3.750%, 03/01/2031 (A)	2,153	2,112
FirstEnergy
4.400%, 07/15/2027	2,742	3,078
NextEra Energy Operating Partners
4.250%, 07/15/2024 (A)	2,746	2,899
NRG Energy
6.625%, 01/15/2027	3,074	3,188
5.250%, 06/15/2029 (A)	610	662
3.875%, 02/15/2032 (A)	1,418	1,438
3.625%, 02/15/2031 (A)	5,168	5,259
3.375%, 02/15/2029 (A)	200	201
Pacific Gas & Electric
4.300%, 03/15/2045	607	595
Pacific Gas and Electric
4.750%, 02/15/2044	520	529
Pattern Energy Operations
4.500%, 08/15/2028 (A)	1,644	1,718
PG&E
5.250%, 07/01/2030	1,841	1,813
5.000%, 07/01/2028	412	409
Pike
5.500%, 09/01/2028 (A)	2,561	2,603
Rockpoint Gas Storage Canada
7.000%, 03/31/2023 (A)	3,642	3,695
Solaris Midstream Holdings LLC
7.625%, 04/01/2026 (A)	1,370	1,452
Suburban Propane Partners
5.000%, 06/01/2031 (A)	208	214
Talen Energy Supply LLC
10.500%, 01/15/2026 (A)	1,700	793
7.625%, 06/01/2028 (A)	5	4
7.250%, 05/15/2027 (A)	520	450
6.625%, 01/15/2028 (A)	2,215	1,901
Vistra Operations LLC
5.625%, 02/15/2027 (A)	635	661
5.000%, 07/31/2027 (A)	4,395	4,560
4.375%, 05/01/2029 (A)	2,520	2,558

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 07/15/2029 (A)	$1,401	$1,514

		50,886

Total Corporate Obligations (Cost $1,959,291) ($ Thousands)		2,015,279

LOAN PARTICIPATIONS — 11.3%
AAdvantage Loyality IP Ltd., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.750%, 04/20/2028	5,672	5,837
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
4.417%, VAR LIBOR + 4.250%, 05/17/2028	600	599
Adient US LLC, Term B-1 Loan, 1st Lien
3.585%, VAR LIBOR + 3.500%, 04/10/2028	520	519
AgroFresh, 1st Lien
7.250%, 12/31/2024 (H)	2,566	2,566
Air Canada, Term Loan, 1st Lien
4.250%, 08/11/2028	1,497	1,495
Alvogen Pharma US, Inc., January 2020 Loan, 1st Lien
6.250%, VAR LIBOR + 5.250%, 12/31/2023	3,389	3,344
AMC Entertainment Holdings, Inc. (fka AMC Entertainment Inc.), Term B-1 Loan, 1st Lien
3.089%, VAR LIBOR + 3.000%, 04/22/2026 (I)	5	4
American Gaming, Term Loan, 1st Lien
14.000%, 02/15/2024 (D)(H)	1,327	1,366
American Tire Distributors, Inc., Initial Term Loan, 1st Lien
8.500%, VAR LIBOR + 6.000%, 09/02/2024	3,579	3,574
American Tire Distributors, Initial Term Loan
8.500%, 09/02/2024 (H)	506	505
American Trailer World Corp., Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 03/03/2028	698	690
AP Gaming I, LLC, Incremental Term B Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 02/15/2024	1,300	1,285

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Apollo Commercial Real Estate Finance, Inc., Term B-1 Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 03/11/2028	$1,398	$1,388
Aptos, 1st Lien
5.599%, 03/04/2027 (H)	4,067	3,993
Arctic Canadian Diamond Company, 1st Lien
6.000%, 12/31/2024 (D)(H)	254	253
Arctic Canadian Diamond Company, 2nd Lien
17.500%, 12/31/2027 (D)(H)	1,588	1,588
Aruba Investments, Term Loan, 2nd Lien
8.500%, 11/24/2028 (H)	1,853	1,857
Ascend Learning, LLC, Amendment No. 2 Incremental Term Loan, 1st Lien
4.750%, VAR LIBOR + 3.750%, 07/12/2024	162	162
Ascend Learning, Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 07/12/2024	250	250
Asurion LLC, New B-8 Term Loan, 1st Lien
3.335%, VAR LIBOR + 3.250%, 12/23/2026	591	579
Autokiniton US Holdings Inc., Closing Date Term B Loan, 1st Lien
5.000%, 04/06/2028 (H)	1,212	1,214
Avianca, Tranche A, 1st Lien
12.500%, 11/10/2021 (H)	2,716	2,743
Bausch Health Companies Inc., Initial Term Loan, 2nd Lien
3.085%, VAR LIBOR + 3.000%, 06/02/2025	645	642
BoardRiders Inc., Tranche A Loan, 1st Lien
9.000%, 10/23/2023 (H)	608	593
BoardRiders Inc., Tranche B-2 Loan, 1st Lien
9.000%, 04/23/2024 (H)	2,915	2,845
Bright Bidco B.V., 2018 Refinancing Term B Loan
4.500%, 06/30/2024 (I)	2,269	1,821
BWay Holding Company, Initial Term Loan, 1st Lien
3.354%, VAR LIBOR + 3.250%, 04/03/2024 (I)	2,045	1,990
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
4.585%, VAR LIBOR + 4.500%, 07/21/2025	3,763	3,768
Carecentrix, Term Loan, 1st Lien
4.500%, 04/03/2025 (H)	1,372	1,247

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Carestream Health, Extended Loan, 2nd Lien
13.500%, 08/08/2023 (D)(H)	$4,296	$4,178
Carestream, Extended Loan, 1st Lien
7.750%, 05/08/2023 (H)	2,037	2,045
CBAC Borrower LLC, Term B Loan, 1st Lien
4.085%, 07/08/2024 (H)	2,616	2,525
CCI Buyer, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/17/2027	295	296
Cenveo Corporation, Exit Term Loan, 1st Lien
8.500%, 06/23/2026 (I)	3,928	3,869
CityCenter Holdings, LLC , Term B Loan, 1st Lien
3.000%, VAR LIBOR + 2.250%, 04/18/2024	949	947
Claire’s Stores, Inc., Initial Term Loan, 1st Lien
6.585%, VAR LIBOR + 6.500%, 12/18/2026	2,021	1,944
Clarios Global, Term Loan, 1st Lien
3.335%, 04/30/2026	1,045	1,033
CNT Holdings I Corp, Initial Term Loan, 2nd Lien
4.500%, VAR LIBOR + 3.750%, 11/08/2027	1,391	1,389
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien
5.085%, VAR LIBOR + 5.000%, 01/04/2026	4,795	4,754
Delta Topco Inc., Initial Term Loan, 1st Lien
8.000%, VAR LIBOR + 7.250%, 12/01/2028	1,589	1,600
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
5.750%, 08/02/2027	7,160	7,156
E.W. Scripps Company, The, Tranche B-3 Term Loan, 2nd Lien
3.750%, VAR LIBOR + 3.000%, 01/07/2028	986	985
East Valley Tourist Development Authority, Term Loan, 1st Lien
9.000%, VAR LIBOR + 8.000%, 03/07/2022 (D)	3,927	3,868
Endo Luxembourg, Term Loan, 1st Lien
5.750%, 03/27/2028 (H)	1,398	1,356
Enterprise Development Authority, Term B Loan, 1st Lien
5.000%, 02/28/2028 (D)(H)	4,959	4,965

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Envision Healthcare Corporation, Initial Term Loan, 1st Lien
3.835%, VAR LIBOR + 3.750%, 10/10/2025	$11,016	$9,660
Epic Crude Services, LP, Term Loan, 2nd Lien
5.121%, VAR LIBOR + 5.000%, 03/02/2026	2,960	2,241
Epic Y-Grade Services, 1st Lien
7.000%, 06/30/2027 (I)	8,485	7,241
eResearchTechnology Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 02/04/2027	4,027	4,039
First Student Bidco Inc., Initial Term B Loan, 1st Lien
3.500%, 07/21/2028 (I)	1,571	1,558
First Student Bidco Inc., Initial Term C Loan, 1st Lien
3.500%, 07/21/2028	342	339
Foresight Energy Operating LLC, Tranche A Term Loan, 1st Lien
9.500%, VAR LIBOR + 8.000%, 06/30/2027 (D)	421	421
Gannett, 1st Lien
7.750%, 02/09/2026 (H)	2,188	2,202
Gates Global, Term Loan, 1st Lien
3.250%, 03/31/2027 (H)	700	696
Geon Performance, Term Loan, 1st Lien
5.500%, 08/10/2028	800	801
Global Medical Response, Inc., 2018 New Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.250%, 03/14/2025 (I)	1,117	1,118
Grab Holdings, Inc., Initial Term Loan, 1st Lien
5.500%, VAR LIBOR + 4.500%, 01/29/2026	6,332	6,374
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.750%, VAR LIBOR + 3.000%, 08/04/2027	541	539
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 1st Lien
6.500%, VAR LIBOR + 5.500%, 11/13/2021 (D)	711	639
Greeneden U.S. Holdings I LLC, Initial Dollar Term Loan (2020), 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/01/2027	507	507

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Gulf Finance, LLC, Tranche B Term Loan, 1st Lien
6.250%, VAR LIBOR + 5.250%, 08/25/2023	$4,144	$3,486
Hercules Achievement, Inc. (Varsity Brands Holding Co., Inc.), Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 12/16/2024	479	468
Hoffmaster Group Inc, Tranche B-1 Term Loan, 1st Lien
5.000%, 11/21/2023 (D)(H)	929	891
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.), New Term Loan, 1st Lien
3.084%, VAR LIBOR + 3.000%, 05/01/2026	643	637
Informatica LLC , Dollar 2020 Term Loan, 2nd Lien
3.335%, VAR LIBOR + 3.250%, 02/25/2027	147	146
IRB Holding Corp., Fourth Amendment Incremental Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.250%, 12/15/2027	400	400
Ivanti Software Inc., First Amendment Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 12/01/2027	532	532
Ivanti Software Inc., Initial Term Loan, 1st Lien
5.750%, VAR LIBOR + 4.750%, 12/01/2027	2,688	2,690
JC Penney, 1st Lien
5.250%, VAR LIBOR + 4.250%, 06/23/2023 (B)(D)	3,751	19
Journey Personal Care, 1st Lien
5.000%, 03/01/2028 (H)	3,770	3,777
Jump Financial, LLC, Term Loan, 1st Lien
4.000%, 08/03/2028	4,241	4,167
Knight Energy Services
8.500%, 02/09/2024 (D)(H)	81	—
KNS Acquisition Corp., Initial Term Loan, 1st Lien
7.000%, VAR LIBOR + 6.250%, 04/21/2027 (I)	3,880	3,838
Lifescan Global Corporation, Initial Term Loan, 2nd Lien
6.146%, 10/01/2024 (H)	10,160	10,055

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Liftoff Mobile, Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 03/17/2028	$1,387	$1,382
Madison IAQ LLC, Initial Term Loan, 1st Lien
3.750%, 06/21/2028 (I)	1,013	1,006
Magnite, Term Loan, 1st Lien
5.750%, 04/28/2028 (H)	1,156	1,147
Mashantucket (Western) Pequot Tribe, Term B Loan, 1st Lien
8.375%, VAR Euribor + 3.250%, 02/16/2022 (D)	9,749	9,392
Mavenir Systems, Inc., Initial Term Loan, 1st Lien
5.250%, 08/13/2028	1,885	1,879
MED ParentCo LP, Initial Term Loan, 1st Lien
4.335%, VAR LIBOR + 4.250%, 08/31/2026	1,119	1,114
Medline Industries, Bridge Loan, 1st Lien
0.000%, 07/21/2028 (I)	2,589	2,589
Medline Industries, Unsecured Bridge Loan, 1st Lien
0.000%, 07/21/2028 (I)	2,725	2,725
Meredith Corporation, Tranche B-3 Term Loan, 1st Lien
5.250%, VAR LIBOR + 4.250%, 01/31/2025	490	500
Mileage Plus Holdings LLC, Initial Term Loan, 1st Lien
6.250%, VAR LIBOR + 5.250%, 06/21/2027	1,460	1,547
Misys Limited, Dollar Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 06/13/2024	1,993	1,968
MLN US HoldCo LLC, Term B Loan, 2nd Lien
4.589%, VAR LIBOR + 4.500%, 11/30/2025	1,430	1,296
Monitronics International Inc., Term Loan, 1st Lien
7.750%, 03/29/2024 (D)	384	372
MultiPlan, Term Loan, 1st Lien
4.750%, 08/17/2028	1,381	1,370
Navitas Midstream Midland Basin, LLC, Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.500%, 12/13/2024	1,910	1,901
Nine West Holdings Inc., Term Loan
8.147%, 03/19/2024 (H)	624	443
8.135%, 03/19/2024 (I)	778	553

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
2.838%, VAR LIBOR + 2.750%, 10/01/2025	$782	$773
Optiv Inc., Initial Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.250%, 02/01/2024	2,752	2,702
Osmosis Buyer Limited, Initial Term B Loan, 1st Lien
4.500%, 07/31/2028 (I)	3,167	3,165
Osmosis Buyer Limited, Term Loan, 1st Lien
0.000%, 07/30/2028 (I)	396	396
Padagis LLC, Term B Loan, 1st Lien
5.250%, 07/06/2028 (I)	1,359	1,357
Parexal International Corporation, Term Loan, 1st Lien
0.000%, 08/11/2028 (I)	442	442
Park River Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 12/28/2027	231	230
Peak 10 Holding Corporation, Initial Term Loan, 2nd Lien
3.647%, VAR LIBOR + 3.500%, 08/01/2024	8,106	7,462
Penney Borrower LLC, Initial Loan, 1st Lien
9.500%, VAR LIBOR + 8.500%, 12/07/2026	2,736	2,671
Peraton Corp., Term B Loan, 2nd Lien
4.500%, VAR LIBOR + 3.750%, 02/01/2028	1,802	1,802
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.250%, 03/03/2028	643	642
PetSmart LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 02/11/2028	3,760	3,763
Plantronics, Inc., Initial Term B Loan, 1st Lien
2.585%, VAR LIBOR + 2.500%, 07/02/2025	362	353
Polymer Additives, Inc., 1st Lien
6.110%, 07/31/2025 (H)	7,821	7,548
Rent-A-Center, Inc., Initial Term Loan, 1st Lien
4.750%, VAR LIBOR + 4.000%, 02/17/2028	4,919	4,936
Revlon Consumer Products Corporation, 2016 Term Loan, 1st Lien
4.250%, VAR LIBOR + 3.500%, 09/07/2023 (B)(D)	7,980	4,868

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
S&S Holdings LLC, Initial Term Loan, 1st Lien
5.500%, 03/11/2028 (H)	$1,398	$1,381
Sabre GLBL Inc., 2021 Other Term B-1 Loan, 1st Lien
4.000%, 12/17/2027 (I)	125	124
Sabre GLBL Inc., 2021 Term B-1 Loan, 1st Lien
4.000%, 12/17/2027	200	198
Schweitzer-Mauduit International, Inc., Term B Loan, 1st Lien
4.500%, VAR LIBOR + 3.750%, 02/09/2028	1,684	1,680
Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super-Priority)
8.500%, 08/10/2023 (H)	132	125
Serta Simmons Bedding, LLC, Initial Exchange Term Loan (Super-Priority), 1st Lien
8.500%, VAR LIBOR + 7.500%, 08/10/2023	555	527
Shutterfly, Delayed Term Loan, 1st Lien
0.000%, 09/25/2026 (I)	64	64
Shutterfly, Term Loan, 1st Lien
5.750%, 09/25/2026 (I)	266	265
SIJ LLC, 1st Lien
10.000%, 07/15/2026 (D)(H)	3,434	3,391
Skillsoft Finance II, Inc., Initial Term Loan, 1st Lien
5.500%, 07/14/2028	329	330
Sotera Health Holdings, LLC, 1st Lien
3.250%, 12/11/2026 (H)	2,936	2,913
SP PF Buyer LLC, Closing Date Term Loan, 1st Lien
4.585%, VAR LIBOR + 4.500%, 12/22/2025	2,766	2,719
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), Initial Term Loan, 1st Lien
6.000%, VAR LIBOR + 5.250%, 01/15/2025	222	223
Staples, Inc., 2019 Refinancing New Term B-1 Loan, 1st Lien
5.126%, VAR LIBOR + 5.000%, 04/16/2026 (I)	6,350	5,992
Steinway Musical Instruments, Term Loan B, 1st Lien
4.750%, VAR LIBOR + 3.750%, 02/14/2025	544	537
Summer (BC) Bidco B LLC, Additional Facility B2 (USD) Term Loan, 1st Lien
5.250%, 12/04/2026 (I)	159	158

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien
4.500%, VAR LIBOR + 3.750%, 10/01/2026	$1,532	$1,533
Syniverse Holdings, Inc., Initial Term Loan, 1st Lien
10.000%, VAR LIBOR + 9.000%, 03/11/2024	1,998	1,994
Syniverse Holdings, Inc., Tranche C Term Loan , 1st Lien
6.000%, VAR LIBOR + 5.000%, 03/09/2023	12,143	12,128
Team Health Holdings Inc., Initial Term Loan, 2nd Lien
3.750%, VAR LIBOR + 2.750%, 02/06/2024	7,284	7,073
Tecta America Corp., Term Loan, 1st Lien
4.250%, VAR LIBOR + 4.250%, 04/10/2028	1,523	1,523
Thryv, Inc., Term Loan
9.500%, 03/01/2026 (H)	869	882
Thryv, Inc., Term Loan, 1st Lien
9.500%, 03/01/2026 (H)	1,103	1,120
Titan Acquisition Limited, Initial Term Loan, 1st Lien
3.167%, VAR LIBOR + 3.000%, 03/28/2025	1,940	1,896
TK Elevator Midco GmbH, Faciliaty B1 (USD), 1st Lien
4.000%, 07/30/2027	428	427
Tortoise Borrower LLC, Initial Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 01/31/2025	1,848	1,435
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan (Priority), 1st Lien
9.000%, VAR LIBOR + 8.000%, 02/28/2025 (I)	759	773
Travelport Finance (Luxembourg) S.a r.l., Initial Term Loan, 1st Lien
5.147%, VAR LIBOR + 5.000%, 05/29/2026 (I)	1,747	1,454
Traverse Midstream Partners LLC, Advance, 1st Lien
6.500%, VAR LIBOR + 5.500%, 09/27/2024	2,441	2,441
Triton Water Holdings, Inc., Initial Term Loan, 1st Lien
4.000%, VAR LIBOR + 3.500%, 03/31/2028	2,419	2,401
Tutor Perini, Term Loan B, 1st Lien
5.750%, 08/18/2027 (H)	3,698	3,698

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

LOAN PARTICIPATIONS (continued)
Twin River Worldwide Holdings, Inc., Term B-1 Facility Loan, 1st Lien
9.000%, VAR LIBOR + 8.000%, 05/11/2026 (D)	$1,080	$1,129
U.S. Renal Care, Inc., Initial Term Loan, 1st Lien
5.125%, VAR LIBOR + 5.000%, 06/26/2026	732	732
VeriFone Systems, Inc., Initial Term Loan, 1st Lien
4.129%, VAR LIBOR + 4.000%, 08/20/2025	2,708	2,608
Verizon/Yahoo, Term Loan, 1st Lien
6.250%, 07/21/2027	2,694	2,668
Vertiv Group Corporation, Term Loan, 1st Lien
2.846%, 03/02/2027 (H)	227	226
Whatabrands LLC, Initial Term B Loan, 1st Lien
3.750%, 08/03/2028 (I)	1,809	1,803
White Cap Buyer, LLC, Initial Closing Date Term Loan, 1st Lien
4.500%, VAR LIBOR + 4.000%, 10/19/2027	792	792
Wilsonart LLC, Tranche E Term Loan, 1st Lien
4.500%, VAR LIBOR + 3.500%, 12/31/2026	4,260	4,248
Wok Holdings Inc., Initial Term Loan, 1st Lien
6.335%, VAR LIBOR + 6.250%, 03/01/2026	1,139	1,121
Woodford Express LLC, Term Loan B, 1st Lien
6.000%, VAR LIBOR + 5.000%, 01/27/2025 (I)	3,839	3,711
Zayo Group Holdings Inc., Initial Dollar Term Loan, 1st Lien
3.085%, VAR LIBOR + 3.000%, 03/09/2027	472	466

Total Loan Participations (Cost $312,254) ($ Thousands)		316,311

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 9.5%

Other Asset-Backed Securities — 9.5%
Airplanes Pass-Through Trust, Ser 2001-1A, Cl A9
0.735%, VAR ICE LIBOR USD 1 Month + 0.550%, 03/15/2019 (A)(B)(D)(J)	$835	$30
Ares XXXIV CLO, Ser 2020-2A, Cl FR
8.734%, VAR ICE LIBOR USD 3 Month + 8.600%, 04/17/2033 (A)(D)	2,304	2,166
B&M CLO, Ser 2014-1A, Cl E
5.876%, VAR ICE LIBOR USD 3 Month + 5.750%, 04/16/2026 (A)(D)	2,548	1,764
Battalion CLO VII, Ser 2014-7A, Cl SUB
0.000%, 07/17/2028 (A)(D)(K)	4,614	1,615
Battalion CLO VIII, Ser 2015-8A, Cl SUB
0.000%, 07/18/2030 (A)(D)(F)(K)	4,378	2,977
Battalion CLO X, Ser 2016-10A, Cl SUB
0.000%, 01/25/2035 (A)(D)(K)	6,380	5,870
Battalion CLO XI, Ser 2017-11A, Cl SUB
0.000%, 04/24/2034 (A)(D)(K)	10,431	8,971
Battalion CLO XII, Ser 2018-12A, Cl SUB
0.000%, 05/17/2031 (A)(D)(K)	8,633	6,389
Battalion CLO XIV, Ser 2019-14A
0.000%, 04/20/2032 (D)(K)	6,147	4,764
Battalion CLO XVI, Ser 2019-16A, Cl SUB
0.000%, 12/19/2032 (A)(D)(K)	3,572	3,161
Battalion CLO XX, Ser 2021-20A, Cl SUB
0.000%, 07/15/2034 (D)(K)	8,543	7,860
Benefit Street Partners CLO III, Ser 2013- IIIA, Cl SUB
0.000%, 07/20/2029 (A)(D)(F)(K)	2,640	792
Benefit Street Partners CLO IV
0.000%, 07/20/2026 *(A)(D)(K)	7	3,395
Benefit Street Partners CLO IX
0.000%, 07/20/2025 (A)(D)(K)	3,363	2,220
Benefit Street Partners CLO V
0.000%, 10/20/2026 (A)(D)(K)	6,413	–
Benefit Street Partners CLO V, Ser 2018-5BA
0.000%, 04/20/2031 (D)(K)	10,301	5,779
Benefit Street Partners CLO VI, Ser 2015- VIA, Cl SUB
0.000%, 10/18/2029 (A)(D)(K)	9,535	5,348
Benefit Street Partners CLO VII, Ser 2015- VIII, Cl SUB
0.000%, 07/18/2027 (D)(K)	9,035	199
Benefit Street Partners CLO VIII
0.000%, 01/20/2031 (A)(D)(F)(K)	9,000	4,860
Benefit Street Partners CLO X, Ser 2016- 10A, Cl SUB
0.000%, 04/20/2034 (A)(D)(K)	10,939	6,345

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Benefit Street Partners CLO XII, Ser 2017-12A, Cl C
3.176%, VAR ICE LIBOR USD 3 Month + 3.050%, 10/15/2030 (A)(D)	$1,950	$1,891
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
0.000%, 10/15/2030 (A)(D)(K)	10,091	4,642
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
0.000%, 04/20/2031 (A)(D)(K)	6,857	4,858
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
0.000%, 10/15/2032 (A)(D)(K)	6,048	4,436
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
0.000%, 07/15/2034 (A)(D)(K)	3,469	3,608
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
0.000%, 04/25/2034 (D)(K)	7,870	6,611
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
0.000%, 01/15/2026 (A)(D)(K)	3,653	1,571
Cathedral Lake V, Ser 2018-5A, Cl SUB
0.000%, 10/21/2030 (A)(D)(K)	5,673	2,723
CVP Cascade CLO, Ser 2014-2A, Cl D
4.934%, VAR ICE LIBOR USD 3 Month + 4.800%, 07/18/2026 (A)(B)(D)	2,357	1,864
CVP Cascade CLO, Ser 2014-2A, Cl E
5.934%, VAR ICE LIBOR USD 3 Month + 5.800%, 07/18/2026 (A)(B)(D)	2,788	239
Great Lakes CLO, Ser 2014-1A, Cl SUB
0.000%, 10/15/2029 (A)(D)(K)	4,940	1,927
Great Lakes CLO, Ser 2015-1A, Cl SUB
0.000%, 01/16/2030 (A)(D)(K)	6,015	3,790
Great Lakes CLO, Ser 2017-1A, Cl ER
7.626%, VAR ICE LIBOR USD 3 Month + 7.500%, 10/15/2029 (A)(D)	3,376	3,298
Great Lakes CLO, Ser 2017-1A, Cl FR
10.126%, VAR ICE LIBOR USD 3 Month + 10.000%, 10/15/2029 (A)(D)	1,972	1,832
Great Lakes CLO, Ser 2018-1A, Cl ER
8.000%, VAR ICE LIBOR USD 3 Month + 7.360%, 01/16/2030 (A)(D)	4,328	4,145
Great Lakes CLO, Ser 2018-1A, Cl FR
11.000%, VAR ICE LIBOR USD 3 Month + 10.000%, 01/16/2030 (A)(B)(D)	1,595	1,455
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
0.000%, 07/20/2029 (A)(D)(K)	1,149	1,172
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl D
7.204%, VAR ICE LIBOR USD 3 Month + 7.070%, 04/18/2030 (A)(D)	2,886	2,791

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
IVY Hill Middle Market Credit Fund XIV, Ser 2018-14A, Cl SUB
0.000%, 04/18/2030 (A)(D)(K)	$2,164	$1,363
LCM Ltd
0.000%, 01/20/2032 (D)(K)	1,998	1,666
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
0.000%, 01/25/2030 (A)(D)(K)	4,865	3,260
Lockwood Grove CLO, Ser 2018-1A, Cl ERR
5.975%, VAR ICE LIBOR USD 3 Month + 5.850%, 01/25/2030 (A)(D)	3,201	3,113
Neuberger Berman CLO XXII, Ser 2016-22A, Cl F
0.000%, 10/17/2030 (A)(D)(K)	161	22
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
0.000%, 10/17/2030 (A)(D)(K)	5,235	3,141
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
0.000%, 04/20/2033 (A)(D)(K)	1,780	1,435
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/2033 (A)(D)(H)	23	19
Neuberger Berman Loan Advisers CLO 38
0.000%, 10/20/2032 (D)(K)	5,458	4,727
Neuberger Berman Loan Advisers CLO 39(F)
0.000%, 10/20/2032 (D)(K)	5,795	5,115
Neuberger Berman Loan Advisers CLO 41
0.000%, 10/20/2032 (D)(K)	4,711	3,840
NewStar Berkeley Fund CLO LLC, Ser 2016- 1A, Cl E
7.875%, VAR ICE LIBOR USD 3 Month + 7.750%, 10/25/2028 (A)(D)	15,428	15,437
NewStar Berkeley Fund CLO LLC, Ser 2016- 1A, Cl SUB(F)
0.000%, 10/25/2028 (A)(D)(K)	21,812	9,815
NewStar Clarendon Fund CLO LLC, Ser 2015-1A, Cl E(F)
6.175%, VAR ICE LIBOR USD 3 Month + 6.050%, 01/25/2027 (A)(D)	3,057	3,006
NewStar Exeter Fund CLO, Ser 2015-1RA, Cl E
7.334%, VAR ICE LIBOR USD 3 Month + 7.200%, 01/20/2027 (A)(D)	5,110	4,854
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
0.000%, 04/20/2030 (A)(D)(K)	9,028	5,129
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
7.514%, VAR ICE LIBOR USD 3 Month + 7.380%, 04/20/2030 (A)(D)	4,200	3,614
OCP CLO, Ser 2017-14A, Cl SUB
0.000%, 11/20/2030 (A)(D)(K)	3,012	1,988

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2020-19A, Cl SUB
0.000%, 07/20/2031 (A)(D)(K)	$1,876	$1,876
OCP CLO, Ser 2021-21A, Cl SUB
0.000%, 07/20/2034 (D)(K)	7,945	7,174
Shackleton CLO, Ser 2014-6RA
0.000%, 07/17/2028 (D)(K)	6,412	2,693
Shackleton CLO, Ser 2019-14A, Cl SUB
0.000%, 07/20/2034 (A)(D)(K)	3,251	2,373
TCP Whitney CLO, Ser 2017-1I, Cl SUB
0.000%, 08/20/2029 (D)(K)	13,119	10,954
TCW CLO, Ser 2017-1A, Cl SUB
0.000%, 07/29/2029 (A)(D)(K)	7,377	4,647
TCW CLO, Ser 2018-1A, Cl SUB
0.000%, 04/25/2031 (A)(D)(K)	5,509	3,691
TCW CLO, Ser 2019-2A, Cl SUB
0.000%, 10/20/2032 (A)(D)(K)	5,959	4,529
TCW CLO, Warehouse Note, Ser 2020-1
0.000%, (D)(K)(N)	8,523	6,392
Venture 35 CLO, Ser 2018-35A, Cl SUB
0.000%, 10/22/2031 (A)(D)(K)	15,819	8,226
Venture XXV CLO, Ser 2016-25A, Cl SUB
0.000%, 04/20/2029 (A)(D)(K)	2,950	1,475
Venture XXVI CLO, Ser 2017-26A, Cl SUB
0.000%, 01/20/2029 (A)(D)(K)	2,865	1,232
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
0.000%, 07/20/2030 (A)(D)(K)	5,750	2,932
VOYA CLO, Ser 2020-2A
0.000%, 07/20/2031 (D)(K)	7,797	8,265

Total Asset-Backed Securities (Cost $184,011) ($ Thousands)		265,361

	Shares

COMMON STOCK — 2.0%
21st Century Oncology *(D)(F)	22,017	247
Actua Corp *(F)	–	–
Aquity Equity *	89,545	974
Aquity Equity (Escrow Security) *(D)	69,580	9
Arctic Canadian Diamond Co *(D)	1,633	—
Aspect Software CR1 Inc *(D)	40,500	–
Aspect Software CR2 Inc *(D)	16,397	–
Battalion Oil *	645	7
Berry Corp	445,831	2,675
Cenveo Corp *	146,717	880
CHC Group LLC *	28,873	1
Chesapeake Energy	6,697	374
Claire’s Stores Inc *(D)(F)	858	182
Clear Channel Outdoor Holdings Inc, Cl A *	345,144	908
EP Energy *	25,685	2,312
Extraction Oil & Gas *	132,606	6,037
Foresight *	60,593	545
Frontier Communications Parent *	38,791	1,142

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
FTS International, Cl A *	86,417	$1,919
Global Aviation Holdings Inc, Cl A *(D)	101,199	–
Guitar Center *(D)(F)	24,502	4,039
Gulfport Energy *	17,167	1,148
Gymboree Corp *(D)	18,542	5
Gymboree Holding Corp *(D)	52,848	13
Hexion Holdings Corp *	172,879	3,717
iHeartMedia Inc, Cl A *	63,646	1,584
Knight Energy Services LLC *(D)(L)	2,205	–
Magnachip Semiconductor *	38,119	696
Medical Card Systems Inc *(D)(F)	395,653	2,028
Monitronics International Inc *(D)(F)	381,412	4,127
MYT Holding LLC *(D)(F)	461,765	2,609
Neiman Marcus Group *(D)	10,950	1,368
Nine West *(D)	163,718	150
Noble Corp *	40,916	914
Oasis Petroleum Inc	15,389	1,333
Parker Drilling *(D)	143,734	657
Penney Borrower LLC *(D)	31,845	330
Propco Certificates *(D)	238,837	4,319
Reichhold Industries *(D)(F)	1,755	2,480
Rue 21 *	2,551	651
SandRidge Energy Inc *	11,510	102
Titan Energy LLC *	22,243	–
Tourmaline Oil Corp	47,215	1,261
Valaris *	42,781	1,270
VICI Properties Inc ‡	104,293	3,224
Whiting Petroleum Corp *	11,379	534
Windstream Services *	46,229	666

Total Common Stock (Cost $51,624) ($ Thousands)		57,437

PREFERRED STOCK — 0.7%
BoardRiders, 0.000% *(D)(F)	336,591	411
Claire’s Stores Inc, 0.000% *(D)(F)	610	1,449
Crestwood Equity Partners, 9.250% (C)(M)	230,727	2,166
FHLMC, 0.000% *(C)	29,819	68
FNMA, 0.000% *(C)	43,993	88
Guitar Center Inc, 0.000% *(D)(F)	782	77
Gulfport Energy, 0.000% *(D)	42	201
Ladenburg Thalmann Financial Services, 6.500% *	99,400	1,899
MPLX, 8.462% *(C)(D)(F)	41,696	1,366
MYT Holding LLC, 0.000% *	516,164	539
Qurate Retail Inc, 8.000%	13,106	1,415
ViacomCBS, 5.750% *	20,807	1,403

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Wind River, 0.000%	11,611,000	$9,869

Total Preferred Stock (Cost $19,755) ($ Thousands)		20,951

	Face Amount (Thousands)

CONVERTIBLE BONDS — 0.6%
Air Canada CV to 65.1337
4.000%, 07/01/2025	$400	598
CNX Resources CV to 77.8816
2.250%, 05/01/2026	270	316
DISH Network CV to 15.3429
3.375%, 08/15/2026	804	839
Golar LNG CV to 26.9925
2.750%, 02/15/2022	885	873
Liberty Media CV to 16.7764
3.750%, 02/15/2030	3,728	2,875
Liberty Media CV to 22.9469
4.000%, 11/15/2029	2,174	1,685
MGIC Investment CV to 74.0741
9.000%, 04/01/2063 (A)	4,794	6,294
Pebblebrook Hotel Trust CV to 39.2549
1.750%, 12/15/2026	1,275	1,410
Twitter CV to 7.6905
0.894%, 03/15/2026 (A)(G)	1,394	1,317

Total Convertible Bonds (Cost $15,189) ($ Thousands)		16,207

Description	Number of Warrants	Market Value ($ Thousands)

WARRANTS — 0.1%
Carestream Strike Price $0.00 *‡‡(D)	84	$–
Chesapeake Energy, Expires 02/12/2026 Strike Price $36.18 *	8,510	201
Chesapeake Energy, Expires 02/12/2026 Strike Price $27.63 *	6,547	198
Chesapeake Energy, Expires 02/12/2026 Strike Price $32.13 *	7,274	192
Guitar Center Tranche I, Expires 12/22/2070 Strike Price $100.00 *(D)(F)	5,960	446
Guitar Center Tranche II, Expires 12/22/2070 Strike Price $160.00 *(D)(F)	6,486	284
Guitar Center Tranche III, Expires 12/22/2070 Strike Price $100.00 *(D)(F)	526	23
Neiman Marcus Group, Expires 09/24/2027 Strike Price $213.16 *(D)(F)	6,679	126
Noble Corp, Expires 02/05/2028 Strike Price $0.01 *	36,606	268
SandRidge Energy, Expires 10/07/2022 Strike Price $41.34 *	9,764	–
SandRidge Energy, Expires 10/07/2022 Strike Price $42.03 *	4,110	–
Windstream Services Strike Price $0.00 *‡‡(D)	50,968	735

Total Warrants (Cost $1,634) ($ Thousands)		2,473

	Shares

CASH EQUIVALENT — 2.8%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	79,587,462	79,587

Total Cash Equivalent (Cost $79,587) ($ Thousands)		79,587

Total Investments in Securities — 98.8% (Cost $2,623,345) ($ Thousands)		$2,773,606

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Thousands)
Barclays PLC	11/12/21	CAD	1,570	USD	1,248	$6

Percentages are based on Net Assets of $2,806,041 ($ Thousands).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
‡‡	Expiration date not available.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $1,725,456 ($ Thousands), representing 61.5% of the Net Assets of the Fund.

(B)	Security is in default on interest payment.
(C)	Perpetual security with no stated maturity date.
(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Securities considered restricted. The total market value of such securities as of August 31, 2021 was $— ($ Thousands) and represented 0.0% of the Net Assets of the Fund.
(F)

Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of August 31, 2021 was $51,620 ($ Thousands) and represented 1.8% of the Net Assets of the Fund.

(G)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(I)	Unsettled bank loan. Interest rate may not be available.
(J)	Security, or a portion thereof, is owned through a holding entity, 717 AEP Leasing, LLC.
(K)	No interest rate available.
(L)	Security, or a portion thereof, is owned through a holding entity, Knights Energy Topco, LLC.
(M)	Security is a Master Limited Partnership. At August 31, 2021, such securities amounted to $2,166 ($ Thousands), or 0.1% of the Net Assets of the Fund.
(N)	No interest rate or maturity date available.

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)(1)	Total ($)
Corporate Obligations	–	2,010,092	5,187	2,015,279
Loan Participations	–	278,971	37,340	316,311
Asset-Backed Securities	–	–	265,361	265,361
Common Stock	26,526	8,347	22,564	57,437
Preferred Stock	4,208	13,239	3,504	20,951
Convertible Bonds	–	16,207	–	16,207
Warrants	–	859	1,614	2,473
Cash Equivalent	79,587	–	–	79,587

Total Investments in Securities	110,321	2,327,715	335,570	2,773,606

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Forwards Contracts*
Unrealized Appreciation	–	6	–	6

Total Other Financial Instruments	–	6	–	6

*Forward	contracts are valued at the unrealized appreciation on the instrument.

CAD — Canadian Dollar

Cl — Class

CLO — Collateralized Loan Obligation

CV — Conversion Ratio

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

PIK — Payment in-Kind

Ser — Series

ULC — Unlimited Liability Company

USD — U.S. Dollar

VAR — Variable Rate

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

High Yield Bond Fund (Concluded)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

	Investments in Corporate Obligations	Investments in Loan Participations	Investments in Asset-Backed Securities	Investments in Common Stock	Investments in Preferred Stock	Investments in Warrants
Balance as of May 31, 2021	$5,245	$38,894	$302,772	21,934	$3,344	$1,578
Accrued discounts/premiums	185	142	(83)	—	—	—
Realized gain/(loss)	17	7	629	—	—	—
Change in unrealized appreciation/ (depreciation)	(216)	724	305	630	160	36
Purchases	60	136	10,227	—	—	—
Sales	(73)	(2,563)	(48,489)	—	—	—
Net transfer into Level 3	—	—	—	—	—	—

Net transfer out of Level 3	(31)	—	—	—	—	—

Ending Balance as of August 31, 2021	$5,187	$37,340	$265,361	$22,564	$3,504	$1,614

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(223)	$721	$10,963	$1,232	$148	$36

For the period ended August 31, 2021, there were transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$74,591	$302,892	$(297,896)	$—	$—	$79,587	79,587,462	$2	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 64.5%

Communication Services — 9.5%
Alphabet
2.250%, 08/15/2060	$630	$573
America Movil
6.375%, 03/01/2035	305	436
6.125%, 03/30/2040	585	839
AT&T
5.150%, 02/15/2050	1,140	1,478
4.500%, 05/15/2035	4,200	4,980
3.800%, 12/01/2057 (A)	9,340	9,934
3.650%, 09/15/2059 (A)	2,551	2,624
3.550%, 09/15/2055 (A)	3,585	3,668
3.500%, 09/15/2053 (A)	5,521	5,671
Bell Canada
4.464%, 04/01/2048	550	682
Charter Communications Operating LLC/ Charter Communications Operating
6.484%, 10/23/2045	2,218	3,093
6.384%, 10/23/2035	2,240	2,994
5.750%, 04/01/2048	1,180	1,518
5.375%, 05/01/2047	2,361	2,905
4.800%, 03/01/2050	620	724
3.900%, 06/01/2052	765	790
3.850%, 04/01/2061	640	637
3.700%, 04/01/2051	530	534
3.500%, 06/01/2041	250	253
Comcast
4.250%, 01/15/2033	420	502
4.049%, 11/01/2052	845	1,018
4.000%, 03/01/2048	465	547
3.999%, 11/01/2049	363	432
3.969%, 11/01/2047	3,103	3,648
3.900%, 03/01/2038	1,345	1,566
3.750%, 04/01/2040	1,244	1,428
2.987%, 11/01/2063 (A)	2,333	2,296
2.937%, 11/01/2056 (A)	5,808	5,753
2.887%, 11/01/2051 (A)	1,586	1,578
2.650%, 08/15/2062	140	130
Discovery Communications LLC
5.300%, 05/15/2049	175	223
5.200%, 09/20/2047	549	690
4.650%, 05/15/2050	540	641
4.000%, 09/15/2055	1,215	1,301
Fox
5.576%, 01/25/2049	370	509
5.476%, 01/25/2039	415	539
Level 3 Financing
3.875%, 11/15/2029 (A)	940	1,009
Rogers Communications
5.000%, 03/15/2044	767	959
4.500%, 03/15/2043	257	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
SES GLOBAL Americas Holdings GP
5.300%, 03/25/2044 (A)	$1,200	$1,402
Tencent Holdings MTN
3.840%, 04/22/2051 (A)	935	1,012
Time Warner Cable LLC
7.300%, 07/01/2038	465	677
6.750%, 06/15/2039	465	649
6.550%, 05/01/2037	1,000	1,365
5.875%, 11/15/2040	485	625
5.500%, 09/01/2041	1,185	1,480
4.500%, 09/15/2042	530	593
T-Mobile USA
4.375%, 04/15/2040	315	367
3.600%, 11/15/2060 (A)	665	680
3.300%, 02/15/2051	580	582
3.000%, 02/15/2041	1,930	1,917
Verizon Communications
5.012%, 04/15/2049	33	44
5.012%, 08/21/2054	2,579	3,551
4.750%, 11/01/2041	480	601
4.522%, 09/15/2048	705	886
4.500%, 08/10/2033	3,300	3,994
4.400%, 11/01/2034	900	1,084
4.272%, 01/15/2036	1,240	1,483
3.850%, 11/01/2042	160	183
3.700%, 03/22/2061	1,312	1,443
3.550%, 03/22/2051	2,405	2,613
3.400%, 03/22/2041	3,535	3,787
2.987%, 10/30/2056	2,927	2,824
2.650%, 11/20/2040	170	165
ViacomCBS
5.850%, 09/01/2043	1,875	2,589
4.950%, 05/19/2050	378	480
4.850%, 12/15/2034	1,000	1,168
4.375%, 03/15/2043	20	23
Vodafone Group
5.250%, 05/30/2048	1,226	1,633
5.000%, 05/30/2038	285	363
4.875%, 06/19/2049	541	695
4.375%, 02/19/2043	540	639
4.250%, 09/17/2050	1,040	1,224
Walt Disney
7.625%, 11/30/2028	1	1
6.550%, 03/15/2033	1,175	1,682
3.600%, 01/13/2051	5,135	5,925
3.500%, 05/13/2040	540	607
2.750%, 09/01/2049	447	445

		120,884

Consumer Discretionary — 2.2%
Alimentation Couche-Tard
4.500%, 07/26/2047 (A)	875	1,052

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Amazon.com
4.950%, 12/05/2044	$1,874	$2,577
4.050%, 08/22/2047	491	607
3.100%, 05/12/2051	2,630	2,833
2.875%, 05/12/2041	1,067	1,119
2.700%, 06/03/2060	790	769
Aptiv PLC
5.400%, 03/15/2049	544	757
eBay
3.650%, 05/10/2051	564	618
General Motors
6.600%, 04/01/2036	360	492
6.250%, 10/02/2043	195	267
5.950%, 04/01/2049	890	1,212
5.150%, 04/01/2038	220	265
5.000%, 04/01/2035	100	121
Home Depot
4.250%, 04/01/2046	1,105	1,399
4.200%, 04/01/2043	460	568
3.900%, 06/15/2047	607	730
3.350%, 04/15/2050	695	773
Lowe’s
4.050%, 05/03/2047	735	860
3.700%, 04/15/2046	915	1,022
3.000%, 10/15/2050	710	714
Massachusetts Institute of Technology
5.600%, 07/01/2111	535	957
McDonald’s MTN
4.600%, 05/26/2045	650	823
4.450%, 03/01/2047	1,645	2,053
3.625%, 09/01/2049	610	685
3.600%, 07/01/2030	155	175
NIKE
3.250%, 03/27/2040	180	201
Starbucks
4.450%, 08/15/2049	305	384
3.500%, 11/15/2050	130	143
3.350%, 03/12/2050	710	759
XLIT
5.250%, 12/15/2043	587	832

		25,767

Consumer Staples — 4.7%
Altria Group
5.950%, 02/14/2049	960	1,247
5.800%, 02/14/2039	185	232
5.375%, 01/31/2044	1,205	1,449
4.450%, 05/06/2050	310	338
4.000%, 02/04/2061	1,010	992
3.875%, 09/16/2046	100	101
3.700%, 02/04/2051	1,110	1,078
3.400%, 02/04/2041	1,000	961

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.450%, 02/04/2032	$395	$386
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	5,515	7,037
4.700%, 02/01/2036	5,425	6,688
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	1,721	2,392
4.750%, 04/15/2058	175	223
4.600%, 04/15/2048	1,075	1,322
4.500%, 06/01/2050	1,550	1,927
4.439%, 10/06/2048	1,772	2,140
4.375%, 04/15/2038	550	656
4.350%, 06/01/2040	591	709
Bacardi
5.300%, 05/15/2048 (A)	480	640
BAT Capital
5.282%, 04/02/2050	245	288
4.758%, 09/06/2049	615	676
4.540%, 08/15/2047	1,775	1,903
4.390%, 08/15/2037	2,060	2,240
3.734%, 09/25/2040	740	734
Baylor Scott & White Holdings
2.839%, 11/15/2050	40	41
Bimbo Bakeries USA
4.000%, 05/17/2051 (A)	565	625
City of Hope
4.378%, 08/15/2048	650	828
Coca-Cola
2.875%, 05/05/2041	600	630
2.500%, 03/15/2051	220	213
Constellation Brands
4.100%, 02/15/2048	565	652
Fomento Economico Mexicano
3.500%, 01/16/2050	630	672
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	912	969
Hershey
3.125%, 11/15/2049	444	481
Indiana University Health Obligated Group
2.852%, 11/01/2051	350	366
Kraft Heinz Foods
6.875%, 01/26/2039	540	807
4.875%, 10/01/2049	80	99
Kroger
4.450%, 02/01/2047	1,885	2,295
3.950%, 01/15/2050	500	582
MedStar Health
3.626%, 08/15/2049	530	596
Molson Coors Brewing
4.200%, 07/15/2046	240	271

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nestle Holdings
4.000%, 09/24/2048 (A)	$180	$227
3.900%, 09/24/2038 (A)	815	975
PepsiCo
3.450%, 10/06/2046	705	799
Philip Morris International
4.500%, 03/20/2042	920	1,096
4.250%, 11/10/2044	230	270
4.125%, 03/04/2043	85	97
3.875%, 08/21/2042	795	878
Procter & Gamble
3.550%, 03/25/2040	175	207
Reynolds American
5.850%, 08/15/2045	810	1,002
Stanford Health Care
3.027%, 08/15/2051	380	404
University of Southern California
5.250%, 10/01/2111	1,310	2,116
Walmart
4.050%, 06/29/2048	2,060	2,608
3.950%, 06/28/2038	675	819
2.950%, 09/24/2049	302	326

		58,310

Energy — 7.5%
BG Energy Capital
5.125%, 10/15/2041 (A)	405	538
BP Capital Markets America
3.379%, 02/08/2061	690	718
3.060%, 06/17/2041	910	936
3.000%, 02/24/2050	5	5
2.939%, 06/04/2051	1,058	1,037
2.772%, 11/10/2050	1,620	1,540
Burlington Resources LLC
7.200%, 08/15/2031	20	29
Canadian Natural Resources MTN
4.950%, 06/01/2047	350	438
Chevron USA
6.000%, 03/01/2041	30	44
5.250%, 11/15/2043	860	1,184
5.050%, 11/15/2044	300	406
4.950%, 08/15/2047	355	488
4.200%, 10/15/2049	110	137
3.078%, 05/11/2050	1,084	1,144
Columbia Pipeline Group
5.800%, 06/01/2045	440	616
Conoco Funding
7.250%, 10/15/2031	360	526
ConocoPhillips
5.900%, 05/15/2038	1,628	2,274
4.875%, 10/01/2047 (A)	230	304
4.850%, 08/15/2048 (A)	335	443

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.300%, 11/15/2044	$1,145	$1,388
Devon Energy
7.950%, 04/15/2032	10	14
5.600%, 07/15/2041	895	1,119
5.000%, 06/15/2045	120	142
4.750%, 05/15/2042	515	592
El Paso Natural Gas
8.375%, 06/15/2032	280	415
Enbridge Energy Partners
5.500%, 09/15/2040	400	523
Energy Transfer
6.500%, 02/01/2042	70	92
6.250%, 04/15/2049	315	417
6.125%, 12/15/2045	1,443	1,855
6.000%, 06/15/2048	35	45
5.950%, 10/01/2043	1,625	2,024
5.800%, 06/15/2038	55	68
5.400%, 10/01/2047	2,755	3,344
5.350%, 05/15/2045	520	617
5.300%, 04/15/2047	715	846
5.150%, 02/01/2043	110	125
5.150%, 03/15/2045	200	232
5.000%, 05/15/2050	317	371
4.900%, 03/15/2035	1,000	1,153
Eni SpA
5.700%, 10/01/2040 (A)	340	436
Enterprise Products Operating LLC
6.650%, 10/15/2034	1,300	1,838
6.125%, 10/15/2039	395	553
5.700%, 02/15/2042	540	733
5.100%, 02/15/2045	600	761
4.950%, 10/15/2054	545	705
4.900%, 05/15/2046	1,780	2,223
4.850%, 03/15/2044	575	713
4.250%, 02/15/2048	230	267
4.200%, 01/31/2050	365	422
3.700%, 01/31/2051	145	157
EOG Resources
4.950%, 04/15/2050	674	907
EQM Midstream Partners
6.500%, 07/15/2048	500	565
Equinor
6.800%, 01/15/2028	110	140
3.950%, 05/15/2043	650	766
3.625%, 04/06/2040	2,055	2,346
Exxon Mobil
4.227%, 03/19/2040	420	508
3.452%, 04/15/2051	4,614	5,102
Hess
6.000%, 01/15/2040	45	58
5.800%, 04/01/2047	155	202
5.600%, 02/15/2041	925	1,154

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kinder Morgan
5.550%, 06/01/2045	$820	$1,064
5.300%, 12/01/2034	3,131	3,875
5.050%, 02/15/2046	50	61
Kinder Morgan Energy Partners
6.375%, 03/01/2041	636	886
5.800%, 03/15/2035	450	578
5.000%, 08/15/2042	700	851
Lundin Energy Finance BV
3.100%, 07/15/2031 (A)	345	350
Marathon Petroleum
4.750%, 09/15/2044	80	94
Marathon Petroleum Corp
6.500%, 03/01/2041	193	269
Motiva Enterprises
6.850%, 01/15/2040 (A)	1,030	1,321
MPLX
5.500%, 02/15/2049	120	155
4.500%, 04/15/2038	590	675
Northern Natural Gas
4.300%, 01/15/2049 (A)	275	330
Occidental Petroleum
6.499%, 10/10/2036 (B)	3,581	1,943
4.400%, 08/15/2049	195	197
4.300%, 08/15/2039	811	825
Petroleos Mexicanos
7.690%, 01/23/2050	160	153
6.950%, 01/28/2060	382	337
6.350%, 02/12/2048	745	632
Petroleos Mexicanos MTN
6.750%, 09/21/2047	1,555	1,366
Phillips 66
5.875%, 05/01/2042	490	672
4.875%, 11/15/2044	960	1,203
Phillips 66 Partners
4.900%, 10/01/2046	1,354	1,615
Plains All American Pipeline/PAA Finance
4.900%, 02/15/2045	800	866
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)	1,135	1,251
Sabal Trail Transmission LLC
4.832%, 05/01/2048 (A)	680	848
4.682%, 05/01/2038 (A)	450	545
Shell International Finance BV
6.375%, 12/15/2038	1,577	2,334
5.500%, 03/25/2040	435	607
4.550%, 08/12/2043	1,485	1,883
4.375%, 05/11/2045	1,365	1,700
3.750%, 09/12/2046	545	629
Suncor Energy
6.800%, 05/15/2038	520	746
3.750%, 03/04/2051	460	502

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Texas Eastern Transmission
7.000%, 07/15/2032	$710	$999
4.150%, 01/15/2048 (A)	695	792
TotalEnergies Capital International
3.386%, 06/29/2060	65	70
3.127%, 05/29/2050	1,695	1,754
TransCanada PipeLines
7.250%, 08/15/2038	1,070	1,617
4.875%, 05/15/2048	195	251
4.750%, 05/15/2038	470	570
4.625%, 03/01/2034	1,265	1,493
Transcanada Trust
5.875%, VAR ICE LIBOR USD 3 Month + 4.640%, 08/15/2076	1,494	1,675
Transcontinental Gas Pipe Line LLC
5.400%, 08/15/2041	1,085	1,428
4.600%, 03/15/2048	536	655
4.450%, 08/01/2042	690	834
Valero Energy
10.500%, 03/15/2039	1,397	2,528
Williams
7.500%, 01/15/2031	380	530
2.600%, 03/15/2031	470	479

		95,783

Financials — 10.8%
AIA Group
3.200%, 09/16/2040 (A)	255	264
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,992	2,851
American International Group
6.250%, 05/01/2036	30	42
4.800%, 07/10/2045	70	90
4.750%, 04/01/2048	330	430
4.700%, 07/10/2035	40	49
4.500%, 07/16/2044	2,015	2,497
4.375%, 06/30/2050	360	451
4.375%, 01/15/2055	65	81
3.875%, 01/15/2035	60	69
3.400%, 06/30/2030	125	137
Arthur J Gallagher
3.500%, 05/20/2051	835	904
Bank of America
6.110%, 01/29/2037	660	908
6.000%, 10/15/2036	2,770	3,870
3.311%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2042	2,045	2,205
2.972%, VAR United States Secured Overnight Financing Rate + 1.560%, 07/21/2052	1,970	1,990

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America MTN
5.875%, 02/07/2042	$2,445	$3,575
4.330%, VAR ICE LIBOR USD 3 Month + 1.520%, 03/15/2050	1,240	1,550
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	2,210	2,668
4.078%, VAR ICE LIBOR USD 3 Month + 1.320%, 04/23/2040	1,000	1,178
3.974%, VAR ICE LIBOR USD 3 Month + 1.210%, 02/07/2030	440	500
2.676%, VAR United States Secured Overnight Financing Rate + 1.930%, 06/19/2041	270	266
Berkshire Hathaway
4.500%, 02/11/2043	218	280
Berkshire Hathaway Finance
4.400%, 05/15/2042	1,300	1,640
4.200%, 08/15/2048	1,385	1,722
Blackstone Holdings Finance LLC
6.250%, 08/15/2042 (A)	1,249	1,867
2.000%, 01/30/2032 (A)	365	358
Carlyle Holdings II Finance LLC
5.625%, 03/30/2043 (A)	1,263	1,704
Chubb INA Holdings
6.700%, 05/15/2036	627	959
CI Financial
4.100%, 06/15/2051	645	696
Cincinnati Financial
6.920%, 05/15/2028	1,984	2,613
Citigroup
6.625%, 06/15/2032	1,055	1,441
4.750%, 05/18/2046	1,760	2,267
4.650%, 07/23/2048	1,680	2,230
4.281%, VAR ICE LIBOR USD 3 Month + 1.839%, 04/24/2048	1,848	2,324
4.125%, 07/25/2028	530	599
2.561%, VAR United States Secured Overnight Financing Rate + 1.167%, 05/01/2032	660	679
Commonwealth Bank of Australia MTN
3.743%, 09/12/2039 (A)	320	355
Cooperatieve Rabobank UA
5.250%, 08/04/2045	150	203
Credit Suisse Group
3.091%, VAR United States Secured Overnight Financing Rate + 1.730%, 05/14/2032 (A)	955	996
Deutsche Bank NY
3.035%, VAR United States Secured Overnight Financing Rate + 1.718%, 05/28/2032	395	407

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Farmers Exchange Capital
7.200%, 07/15/2048 (A)	$225	$327
Farmers Exchange Capital II
6.151%, VAR ICE LIBOR USD 3 Month + 3.744%, 11/01/2053 (A)	375	490
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month + 3.454%, 10/15/2054 (A)	700	882
Fifth Third Bancorp
8.250%, 03/01/2038	286	481
First Republic Bank
4.625%, 02/13/2047	292	377
Global Atlantic Finance
3.125%, 06/15/2031 (A)	470	478
Goldman Sachs Group
6.750%, 10/01/2037	1,570	2,288
6.250%, 02/01/2041	1,986	2,948
4.750%, 10/21/2045	50	66
4.411%, VAR ICE LIBOR USD 3 Month + 1.430%, 04/23/2039	605	742
4.017%, VAR ICE LIBOR USD 3 Month + 1.373%, 10/31/2038	4,025	4,710
3.210%, VAR United States Secured Overnight Financing Rate + 1.513%, 04/22/2042	990	1,046
2.908%, VAR United States Secured Overnight Financing Rate + 1.472%, 07/21/2042	270	273
1.992%, VAR United States Secured Overnight Financing Rate + 1.090%, 01/27/2032	370	363
Goldman Sachs Group MTN
4.800%, 07/08/2044	499	649
Guardian Life Insurance of America
4.875%, 06/19/2064 (A)	1,090	1,442
Hartford Financial Services Group
6.625%, 03/30/2040	435	643
HSBC Bank USA
7.000%, 01/15/2039	475	744
HSBC Holdings
6.800%, 06/01/2038	1,067	1,539
6.500%, 09/15/2037	1,615	2,261
5.250%, 03/14/2044	240	318
Intercontinental Exchange
3.000%, 09/15/2060	680	674
2.650%, 09/15/2040	405	395
Jefferies Group
6.250%, 01/15/2036	338	458
JPMorgan Chase
6.400%, 05/15/2038	150	223
5.600%, 07/15/2041	1,461	2,057

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.032%, VAR ICE LIBOR USD 3 Month + 1.460%, 07/24/2048	$760	$908
3.964%, VAR ICE LIBOR USD 3 Month + 1.380%, 11/15/2048	1,465	1,732
3.897%, VAR ICE LIBOR USD 3 Month + 1.220%, 01/23/2049	1,235	1,447
3.328%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2052	2,456	2,672
3.109%, VAR United States Secured Overnight Financing Rate + 2.440%, 04/22/2051	1,235	1,292
3.109%, VAR United States Secured Overnight Financing Rate + 2.460%, 04/22/2041	695	732
2.739%, VAR United States Secured Overnight Financing Rate + 1.510%, 10/15/2030	2,330	2,455
1.953%, VAR United States Secured Overnight Financing Rate + 1.065%, 02/04/2032	585	575
KKR Group Finance II LLC
5.500%, 02/01/2043 (A)	588	795
Liberty Mutual Group
3.951%, 10/15/2050 (A)	1,490	1,692
3.950%, 05/15/2060 (A)	55	62
Lloyds Banking Group
4.344%, 01/09/2048	391	469
Macquarie Group MTN
2.691%, VAR United States Secured Overnight Financing Rate + 1.440%, 06/23/2032 (A)	905	917
Marsh & McLennan
4.750%, 03/15/2039	709	918
4.200%, 03/01/2048	720	902
Massachusetts Mutual Life Insurance
3.729%, 10/15/2070 (A)	528	576
3.375%, 04/15/2050 (A)	1,092	1,175
MetLife
5.875%, 02/06/2041	280	405
4.875%, 11/13/2043	795	1,065
4.721%, 12/15/2044	255	336
4.050%, 03/01/2045	1,481	1,800
Mitsubishi UFJ Financial Group
4.153%, 03/07/2039	335	404
Moody’s
4.875%, 12/17/2048	835	1,124
2.750%, 08/19/2041	455	451
Morgan Stanley
4.375%, 01/22/2047	105	133

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.217%, VAR United States Secured Overnight Financing Rate + 1.485%, 04/22/2042	$1,000	$1,072
Morgan Stanley MTN
6.375%, 07/24/2042	794	1,229
5.597%, VAR United States Secured Overnight Financing Rate + 4.840%, 03/24/2051	735	1,107
4.300%, 01/27/2045	735	915
3.971%, VAR ICE LIBOR USD 3 Month + 1.455%, 07/22/2038	545	638
2.802%, VAR United States Secured Overnight Financing Rate + 1.430%, 01/25/2052	1,746	1,739
2.239%, VAR United States Secured Overnight Financing Rate + 1.178%, 07/21/2032	515	516
National Rural Utilities Cooperative Finance
4.300%, 03/15/2049	955	1,220
Nationwide Mutual Insurance
4.350%, 04/30/2050 (A)	320	368
New York Life Insurance
6.750%, 11/15/2039 (A)	845	1,296
5.875%, 05/15/2033 (A)	852	1,141
4.450%, 05/15/2069 (A)	750	959
3.750%, 05/15/2050 (A)	751	867
Northwestern Mutual Life Insurance
3.625%, 09/30/2059 (A)	1,142	1,285
Prudential Financial
3.935%, 12/07/2049	135	161
3.905%, 12/07/2047	150	178
Prudential Financial MTN
5.700%, 12/14/2036	1,357	1,881
3.700%, 03/13/2051	115	134
Raymond James Financial
4.950%, 07/15/2046	565	741
3.750%, 04/01/2051	600	679
S&P Global
3.250%, 12/01/2049	250	273
Teachers Insurance & Annuity Association of America
4.270%, 05/15/2047 (A)	680	838
3.300%, 05/15/2050 (A)	400	431
Travelers
3.050%, 06/08/2051	465	498
Wells Fargo
5.850%, 02/01/2037	3,075	4,206
5.606%, 01/15/2044	225	312
3.900%, 05/01/2045	548	654

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate + 4.502%, 04/04/2051	$4,984	$6,940
4.900%, 11/17/2045	505	655
4.650%, 11/04/2044	1,340	1,669
4.400%, 06/14/2046	115	140
Westpac Banking
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035	95	94
2.150%, 06/03/2031	400	410
Willis North America
3.875%, 09/15/2049	510	576

		137,648

Health Care — 8.2%
Abbott Laboratories
4.900%, 11/30/2046	1,034	1,437
AbbVie
4.875%, 11/14/2048	905	1,185
4.850%, 06/15/2044	640	818
4.700%, 05/14/2045	1,155	1,457
4.550%, 03/15/2035	1,570	1,910
4.500%, 05/14/2035	1,775	2,159
4.450%, 05/14/2046	200	245
4.400%, 11/06/2042	2,039	2,480
4.250%, 11/21/2049	2,901	3,519
4.050%, 11/21/2039	555	652
Advocate Health & Hospitals
4.272%, 08/15/2048	391	505
Aetna
4.125%, 11/15/2042	550	640
Alcon Finance
3.800%, 09/23/2049 (A)	550	625
Amgen
4.950%, 10/01/2041	825	1,075
4.563%, 06/15/2048	620	788
4.400%, 05/01/2045	3,430	4,223
3.000%, 01/15/2052	1,505	1,506
Anthem
4.650%, 01/15/2043	270	340
4.375%, 12/01/2047	2,613	3,235
3.700%, 09/15/2049	1,000	1,128
3.600%, 03/15/2051	315	355
AstraZeneca
6.450%, 09/15/2037	1,451	2,184
AstraZeneca PLC
3.000%, 05/28/2051	213	227
BayCare Health System
3.831%, 11/15/2050	365	451

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bayer US Finance II LLC
4.400%, 07/15/2044 (A)	$1,580	$1,847
3.950%, 04/15/2045 (A)	500	538
Baylor Scott & White Holdings
4.185%, 11/15/2045	1,040	1,280
Becton Dickinson
3.794%, 05/20/2050	660	748
Biogen
3.250%, 02/15/2051 (A)	100	101
Boston Scientific
4.550%, 03/01/2039	480	592
Bristol-Myers Squibb
4.550%, 02/20/2048	524	689
4.250%, 10/26/2049	1,818	2,314
2.550%, 11/13/2050	360	350
Centene
3.000%, 10/15/2030	883	915
Children’s Hospital Medical Center
2.820%, 11/15/2050	450	453
Cigna
4.900%, 12/15/2048	225	294
4.800%, 08/15/2038	605	757
4.800%, 07/15/2046	1,203	1,539
3.875%, 10/15/2047	1,350	1,532
3.400%, 03/15/2051	545	582
3.200%, 03/15/2040	210	221
Cleveland Clinic Foundation
4.858%, 01/01/2114	322	478
CommonSpirit Health
4.187%, 10/01/2049	1,381	1,615
3.910%, 10/01/2050	290	325
CVS Health
5.125%, 07/20/2045	500	660
5.050%, 03/25/2048	5,440	7,201
4.780%, 03/25/2038	2,785	3,466
4.250%, 04/01/2050	283	344
4.125%, 04/01/2040	595	692
2.700%, 08/21/2040	420	412
Gilead Sciences
4.800%, 04/01/2044	729	936
4.600%, 09/01/2035	965	1,188
4.500%, 02/01/2045	1,255	1,552
GlaxoSmithKline Capital
6.375%, 05/15/2038	415	625
Hackensack Meridian Health
2.875%, 09/01/2050	370	378
Hartford HealthCare
5.746%, 04/01/2044	1,200	1,724
HCA
5.250%, 06/15/2049	1,690	2,206
3.500%, 07/15/2051	955	975

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Humana
4.950%, 10/01/2044	$890	$1,165
3.950%, 08/15/2049	640	750
2.150%, 02/03/2032	350	349
Johnson & Johnson
3.400%, 01/15/2038	790	909
Kaiser Foundation Hospitals
4.150%, 05/01/2047	580	731
3.266%, 11/01/2049	580	638
3.002%, 06/01/2051	2,590	2,717
2.810%, 06/01/2041	595	614
Mass General Brigham
3.192%, 07/01/2049	85	92
Memorial Health Services
3.447%, 11/01/2049	375	420
Merck
4.150%, 05/18/2043	605	750
2.450%, 06/24/2050	150	144
New York and Presbyterian Hospital
4.763%, 08/01/2116	179	251
Northwell Healthcare
4.260%, 11/01/2047	375	453
NYU Langone Hospitals
4.428%, 07/01/2042	745	915
Pfizer
4.000%, 12/15/2036	1,470	1,786
Providence St. Joseph Health Obligated Group
3.744%, 10/01/2047	525	610
Stanford Health Care
3.795%, 11/15/2048	431	517
STERIS Irish FinCo UnLtd
3.750%, 03/15/2051	800	876
Stryker
4.100%, 04/01/2043	805	950
Takeda Pharmaceutical
3.175%, 07/09/2050	1,257	1,302
Thermo Fisher Scientific
4.100%, 08/15/2047	360	444
2.800%, 10/15/2041	1,165	1,190
2.000%, 10/15/2031	210	210
UnitedHealth Group
6.875%, 02/15/2038	885	1,376
6.625%, 11/15/2037	555	849
4.625%, 07/15/2035	715	909
4.250%, 04/15/2047	725	908
4.200%, 01/15/2047	925	1,145
3.875%, 08/15/2059	345	417
3.700%, 08/15/2049	495	576
3.250%, 05/15/2051	1,610	1,764
3.050%, 05/15/2041	540	573
2.900%, 05/15/2050	245	254

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.750%, 05/15/2040	$140	$144
Utah Acquisition Sub
5.250%, 06/15/2046	315	388
Viatris
4.000%, 06/22/2050 (A)	630	686
3.850%, 06/22/2040 (A)	455	493
Wyeth LLC
6.000%, 02/15/2036	1,170	1,686
5.950%, 04/01/2037	536	768
Zoetis
4.450%, 08/20/2048	205	265

		104,657

Industrials — 6.6%
3M
3.250%, 08/26/2049	410	451
AerCap Ireland Capital DAC
3.875%, 01/23/2028	695	745
Air Lease
3.250%, 10/01/2029	255	267
Air Lease MTN
3.000%, 02/01/2030	180	184
BAE Systems Holdings
4.750%, 10/07/2044 (A)	828	1,050
BAE Systems PLC
5.800%, 10/11/2041 (A)	290	403
3.000%, 09/15/2050 (A)	650	646
Boeing
5.930%, 05/01/2060	770	1,070
5.805%, 05/01/2050	3,526	4,789
5.705%, 05/01/2040	3,920	5,077
3.625%, 02/01/2031	74	80
Burlington Northern Santa Fe LLC
6.200%, 08/15/2036	1,230	1,789
6.150%, 05/01/2037	670	974
5.750%, 05/01/2040	185	262
5.050%, 03/01/2041	205	273
4.900%, 04/01/2044	130	174
4.400%, 03/15/2042	2,190	2,732
4.150%, 04/01/2045	190	233
3.300%, 09/15/2051	1,015	1,113
3.050%, 02/15/2051	1,485	1,565
Canadian National Railway
6.200%, 06/01/2036	511	731
3.650%, 02/03/2048	575	651
Canadian Pacific Railway
6.125%, 09/15/2115	1,555	2,454
Carrier Global
3.577%, 04/05/2050	365	397
3.377%, 04/05/2040	380	406
Caterpillar
3.250%, 09/19/2049	355	395

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/2022	$2,121	$2,157
Crane
4.200%, 03/15/2048	450	502
CSX
4.750%, 05/30/2042	1,245	1,591
4.750%, 11/15/2048	202	266
Deere
3.750%, 04/15/2050	706	865
FedEx
5.100%, 01/15/2044	125	164
4.550%, 04/01/2046	1,673	2,052
4.400%, 01/15/2047	405	491
3.900%, 02/01/2035	410	471
3.250%, 05/15/2041	355	370
GE Capital International Funding Unlimited
4.418%, 11/15/2035	9,541	11,581
General Dynamics
4.250%, 04/01/2040	580	722
General Electric
4.250%, 05/01/2040	870	1,036
General Electric MTN
0.605%, VAR ICE LIBOR USD 3 Month + 0.480%, 08/15/2036	1,250	1,086
Kansas City Southern
4.200%, 11/15/2069	453	533
Lockheed Martin
4.700%, 05/15/2046	1,561	2,093
4.070%, 12/15/2042	439	539
3.600%, 03/01/2035	1,085	1,253
Norfolk Southern
5.100%, 08/01/2118	910	1,216
4.800%, 08/15/2043	528	655
4.100%, 05/15/2121	172	198
4.050%, 08/15/2052	664	793
3.942%, 11/01/2047	486	566
3.155%, 05/15/2055	729	752
Northrop Grumman
4.750%, 06/01/2043	1,115	1,444
4.030%, 10/15/2047	645	773
3.850%, 04/15/2045	770	895
Northwest Airlines, Pass-Through Trust, Ser 2001-1, Cl A1
7.041%, 04/01/2022	67	68
Parker-Hannifin
4.000%, 06/14/2049	305	358
Parker-Hannifin MTN
4.450%, 11/21/2044	405	501
Raytheon Technologies
5.700%, 04/15/2040	1,595	2,228
4.500%, 06/01/2042	1,730	2,164

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.350%, 04/15/2047	$900	$1,107
3.750%, 11/01/2046	49	56
Snap-on
3.100%, 05/01/2050	571	613
Trane Technologies Global Holding
4.300%, 02/21/2048	140	172
TTX
4.600%, 02/01/2049 (A)	564	749
Union Pacific
3.839%, 03/20/2060	2,195	2,556
3.799%, 10/01/2051	230	268
3.799%, 04/06/2071 (A)	652	747
3.750%, 02/05/2070	110	125
3.250%, 02/05/2050	1,460	1,556
2.973%, 09/16/2062	308	304
Union Pacific MTN
3.550%, 08/15/2039	620	699
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	356	389
United Parcel Service
3.750%, 11/15/2047	595	714
US Airways, Pass-Through Trust, Ser 2010-1, Cl A
6.250%, 04/22/2023	709	720
Verisk Analytics
3.625%, 05/15/2050	980	1,066
Waste Management
3.900%, 03/01/2035	360	424
2.950%, 06/01/2041	760	789
WW Grainger
4.600%, 06/15/2045	340	446
4.200%, 05/15/2047	797	1,001

		83,795

Information Technology — 3.8%
Activision Blizzard
4.500%, 06/15/2047	295	366
Apple
4.650%, 02/23/2046	1,479	1,968
4.500%, 02/23/2036	640	813
4.450%, 05/06/2044	560	728
4.375%, 05/13/2045	2,345	3,007
3.850%, 05/04/2043	230	274
3.750%, 09/12/2047	250	295
3.450%, 02/09/2045	975	1,099
2.950%, 09/11/2049	345	359
2.700%, 08/05/2051	1,825	1,817
2.650%, 02/08/2051	695	688
2.550%, 08/20/2060	925	870
2.375%, 02/08/2041	1,145	1,124

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Applied Materials
4.350%, 04/01/2047	$461	$591
Broadcom
3.750%, 02/15/2051 (A)	760	791
3.500%, 02/15/2041 (A)	590	608
Cisco Systems
5.900%, 02/15/2039	751	1,093
Corning
5.850%, 11/15/2068	159	239
5.450%, 11/15/2079	700	993
Fiserv
4.400%, 07/01/2049	400	489
Intel
3.734%, 12/08/2047	1,615	1,849
3.250%, 11/15/2049	675	721
3.200%, 08/12/2061	310	321
3.050%, 08/12/2051	865	892
Juniper Networks
5.950%, 03/15/2041	339	458
KLA
5.000%, 03/15/2049	527	723
Lam Research
2.875%, 06/15/2050	557	574
Mastercard
3.850%, 03/26/2050	310	378
3.650%, 06/01/2049	285	338
Microsoft
3.450%, 08/08/2036	178	208
3.041%, 03/17/2062	1,472	1,597
2.921%, 03/17/2052	3,583	3,853
2.675%, 06/01/2060	720	727
NVIDIA
3.500%, 04/01/2040	230	262
3.500%, 04/01/2050	742	851
Oracle
4.375%, 05/15/2055	1,075	1,266
4.300%, 07/08/2034	925	1,075
4.125%, 05/15/2045	1,180	1,323
4.000%, 07/15/2046	1,480	1,630
4.000%, 11/15/2047	590	651
3.950%, 03/25/2051	2,080	2,297
3.800%, 11/15/2037	2,170	2,376
3.600%, 04/01/2050	1,210	1,262
PayPal Holdings
3.250%, 06/01/2050	250	276
salesforce.com
3.050%, 07/15/2061	385	401
2.900%, 07/15/2051	1,345	1,383
2.700%, 07/15/2041	635	648
Texas Instruments
4.150%, 05/15/2048	367	465

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Visa
4.300%, 12/14/2045	$700	$897
4.150%, 12/14/2035	270	333
2.700%, 04/15/2040	230	239

		48,486

Materials — 0.9%
Barrick Gold
5.250%, 04/01/2042	120	158
BHP Billiton Finance USA
5.000%, 09/30/2043	655	902
Dow Chemical
4.375%, 11/15/2042	130	157
3.600%, 11/15/2050	925	1,015
DuPont de Nemours
5.419%, 11/15/2048	390	552
5.319%, 11/15/2038	985	1,302
FMC
4.500%, 10/01/2049	455	545
Glencore Finance Canada
6.000%, 11/15/2041 (A)	661	885
International Flavors and Fragrances
5.000%, 09/26/2048	885	1,179
3.468%, 12/01/2050 (A)	1,910	2,077
3.268%, 11/15/2040 (A)	425	449
International Paper
5.150%, 05/15/2046	390	523
LYB International Finance III LLC
4.200%, 10/15/2049	855	1,003
4.200%, 05/01/2050	225	264
3.625%, 04/01/2051	265	288
3.375%, 10/01/2040	115	122
Martin Marietta Materials
3.200%, 07/15/2051	250	256
Newmont Goldcorp
5.875%, 04/01/2035	185	250
Westlake Chemical
3.375%, 08/15/2061	60	58

		11,985

Real Estate — 1.5%
Agree
2.900%, 10/01/2030	505	531
2.600%, 06/15/2033	275	278
American Homes 4 Rent
3.375%, 07/15/2051	255	263
American Tower
3.100%, 06/15/2050	190	189
AvalonBay Communities MTN
4.350%, 04/15/2048	80	103
Boston Properties
2.900%, 03/15/2030	325	341

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CyrusOne
3.450%, 11/15/2029	$1,920	$2,017
Equinix
2.950%, 09/15/2051	740	715
GLP Capital LP / GLP Financing II
5.300%, 01/15/2029	965	1,133
Hudson Pacific Properties
4.650%, 04/01/2029	390	454
3.250%, 01/15/2030	355	377
National Retail Properties
4.800%, 10/15/2048	335	429
Regency Centers
4.650%, 03/15/2049	620	777
4.400%, 02/01/2047	290	348
Rexford Industrial Realty
2.150%, 09/01/2031	155	152
Simon Property Group LP
6.750%, 02/01/2040	634	957
4.750%, 03/15/2042	45	56
4.250%, 11/30/2046	85	101
3.800%, 07/15/2050	570	638
3.250%, 09/13/2049	280	288
2.200%, 02/01/2031	220	219
Spirit Realty
3.400%, 01/15/2030	540	579
3.200%, 02/15/2031	1,100	1,168
2.700%, 02/15/2032	345	347
Ventas Realty
5.700%, 09/30/2043	2,345	3,153
Welltower
5.125%, 03/15/2043	2,499	3,155
4.950%, 09/01/2048	274	354
WP Carey
2.250%, 04/01/2033	185	181

		19,303

Utilities — 9.1%
AEP Transmission LLC
3.800%, 06/15/2049	395	463
3.650%, 04/01/2050	600	689
AES
2.450%, 01/15/2031	230	232
Alabama Power
4.300%, 07/15/2048	745	943
4.150%, 08/15/2044	795	963
3.700%, 12/01/2047	1,061	1,217
American Water Capital
4.150%, 06/01/2049	475	580
3.750%, 09/01/2047	175	201
3.450%, 05/01/2050	1,530	1,679
Appalachian Power
4.500%, 03/01/2049	485	608

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.450%, 06/01/2045	$650	$799
Arizona Public Service
4.250%, 03/01/2049	170	208
3.350%, 05/15/2050	400	430
Baltimore Gas & Electric
5.200%, 06/15/2033	1,163	1,455
2.900%, 06/15/2050	410	417
Berkshire Hathaway Energy
6.125%, 04/01/2036	5,241	7,374
Black Hills
4.350%, 05/01/2033	480	565
4.200%, 09/15/2046	500	571
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	710	823
CenterPoint Energy Resources
6.250%, 02/01/2037	791	1,054
Cleco Power
6.000%, 12/01/2040	310	433
CMS Energy
4.875%, 03/01/2044	917	1,205
Commonwealth Edison
4.350%, 11/15/2045	1,530	1,922
4.000%, 03/01/2048	305	366
3.700%, 03/01/2045	600	691
3.200%, 11/15/2049	440	473
3.125%, 03/15/2051	1,705	1,806
Connecticut Light & Power
4.000%, 04/01/2048	485	591
Consolidated Edison of New York
6.750%, 04/01/2038	525	789
6.300%, 08/15/2037	865	1,228
4.500%, 05/15/2058	450	559
4.450%, 03/15/2044	245	299
3.950%, 04/01/2050	280	325
3.850%, 06/15/2046	500	564
3.700%, 11/15/2059	600	654
Consumers Energy
3.100%, 08/15/2050	460	492
2.500%, 05/01/2060	210	193
Dominion Energy
5.250%, 08/01/2033	2,830	3,579
4.900%, 08/01/2041	1,785	2,281
3.300%, 04/15/2041	620	662
DTE Electric
4.050%, 05/15/2048	480	591
Duke Energy Carolinas LLC
6.100%, 06/01/2037	1,210	1,683
6.000%, 01/15/2038	614	877
5.300%, 02/15/2040	1,880	2,573
4.250%, 12/15/2041	850	1,030
3.200%, 08/15/2049	210	224

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Duke Energy Florida LLC
6.350%, 09/15/2037	$445	$664
Duke Energy Indiana LLC
6.350%, 08/15/2038	305	450
4.900%, 07/15/2043	735	958
3.750%, 05/15/2046	445	508
Duke Energy Ohio
2.125%, 06/01/2030	310	314
Duke Energy Progress LLC
4.375%, 03/30/2044	2,345	2,943
Electricite de France
6.000%, 01/22/2114 (A)	486	710
5.000%, 09/21/2048 (A)	335	449
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	2,007	2,571
Entergy
3.750%, 06/15/2050	794	874
Entergy Louisiana LLC
4.200%, 04/01/2050	775	967
Entergy Texas
3.550%, 09/30/2049	465	512
Evergy Missouri West
8.270%, 11/15/2021	2,600	2,640
Exelon
4.950%, 06/15/2035	1,250	1,553
Exelon Generation LLC
6.250%, 10/01/2039	546	678
5.600%, 06/15/2042	1,140	1,359
Florida Power & Light
5.960%, 04/01/2039	980	1,440
5.690%, 03/01/2040	1,201	1,715
5.400%, 09/01/2035	2,315	3,111
3.990%, 03/01/2049	360	447
Georgia Power
4.300%, 03/15/2042	615	729
3.700%, 01/30/2050	1,565	1,742
Indianapolis Power & Light
6.050%, 10/01/2036 (A)	1,061	1,486
Jersey Central Power & Light
6.400%, 05/15/2036	1,425	1,948
KeySpan Gas East
5.819%, 04/01/2041 (A)	1,185	1,623
MidAmerican Energy
4.800%, 09/15/2043	325	426
4.400%, 10/15/2044	1,350	1,695
4.250%, 05/01/2046	165	205
MidAmerican Energy MTN
5.800%, 10/15/2036	420	591
Narragansett Electric
4.170%, 12/10/2042 (A)	1,320	1,527
Northern States Power
5.350%, 11/01/2039	1,470	2,045

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.600%, 09/15/2047	$400	$461
3.400%, 08/15/2042	475	534
3.200%, 04/01/2052	195	214
NSTAR Electric
4.400%, 03/01/2044	755	956
Oglethorpe Power
5.250%, 09/01/2050	1,031	1,335
5.050%, 10/01/2048	950	1,204
Oncor Electric Delivery LLC
5.350%, 10/01/2052	665	995
5.300%, 06/01/2042	355	497
5.250%, 09/30/2040	1,200	1,651
Pacific Gas and Electric
4.200%, 06/01/2041	265	259
3.500%, 08/01/2050	95	86
3.300%, 08/01/2040	205	189
2.500%, 02/01/2031	330	311
PacifiCorp
6.000%, 01/15/2039	545	776
PECO Energy
3.900%, 03/01/2048	1,305	1,577
Piedmont Natural Gas
4.650%, 08/01/2043	330	411
PPL Electric Utilities
4.150%, 06/15/2048	455	576
4.125%, 06/15/2044	870	1,058
Public Service Electric & Gas MTN
4.050%, 05/01/2048	255	313
Public Service of Colorado
6.500%, 08/01/2038	550	834
6.250%, 09/01/2037	700	1,042
4.050%, 09/15/2049	138	172
Puget Sound Energy
4.223%, 06/15/2048	880	1,089
San Diego Gas & Electric
3.320%, 04/15/2050	582	627
Sempra Energy
6.000%, 10/15/2039	865	1,216
3.800%, 02/01/2038	785	880
Southern California Edison
6.050%, 03/15/2039	665	887
3.900%, 03/15/2043	245	259
3.650%, 02/01/2050	120	122
Southern California Gas
3.750%, 09/15/2042	640	717
Southern Gas Capital
5.875%, 03/15/2041	1,008	1,423
4.400%, 06/01/2043	395	476
Southwestern Electric Power
6.200%, 03/15/2040	1,610	2,282
Southwestern Public Service
4.400%, 11/15/2048	550	703

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Tampa Electric
4.300%, 06/15/2048	$1,005	$1,251
Tucson Electric Power
3.250%, 05/01/2051	960	1,008
Virginia Electric & Power
4.600%, 12/01/2048	600	793
4.450%, 02/15/2044	750	938
2.450%, 12/15/2050	275	256
Wisconsin Public Service
3.300%, 09/01/2049	175	189

		116,808

Total Corporate Obligations
(Cost $705,397) ($ Thousands)		823,426

U.S. TREASURY OBLIGATIONS — 26.8%
U.S. Treasury Bills (B)
0.045%, 01/13/2022	1,005	1,005
0.043%, 01/06/2022	4,730	4,729
0.041%, 12/21/2021	1,045	1,045
0.025%, 10/05/2021	7,175	7,175
U.S. Treasury Bonds
3.750%, 08/15/2041	1,985	2,643
3.750%, 11/15/2043	2,520	3,391
3.625%, 08/15/2043	2,197	2,900
3.625%, 02/15/2044	7,901	10,469
3.125%, 11/15/2041	2,605	3,186
3.125%, 02/15/2043	3,145	3,854
3.125%, 08/15/2044	4,310	5,312
3.000%, 11/15/2044	9,635	11,654
3.000%, 05/15/2045	6,585	7,987
3.000%, 05/15/2047	3,625	4,440
2.875%, 11/15/2046	3,990	4,772
2.750%, 08/15/2042	3,700	4,281
2.750%, 11/15/2047	5,000	5,867
2.500%, 05/15/2046	6,590	7,364
2.375%, 05/15/2051	27,603	30,484
2.250%, 05/15/2041	7,384	7,901
2.000%, 08/15/2051	55,880	56,875
1.875%, 02/15/2041	23,117	23,294
1.875%, 02/15/2051	36,388	35,922
1.750%, 08/15/2041	29,960	29,487
1.375%, 11/15/2040	145	134
1.375%, 08/15/2050	22,284	19,492
1.125%, 05/15/2040	1,485	1,323
1.125%, 08/15/2040	10,673	9,475
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	1,599	2,205
0.125%, 02/15/2051	783	887

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes
1.250%, 08/15/2031	$10,610	$10,555
1.125%, 08/31/2028	11,855	11,886
1.125%, 02/15/2031	3,569	3,521
U.S. Treasury STRIPS
3.257%, 08/15/2043 (B)	9,912	6,478

Total U.S. Treasury Obligations
(Cost $325,510) ($ Thousands)		341,993

MUNICIPAL BONDS — 3.2%
California — 1.4%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	600	984
California State, Build America Project, GO
7.500%, 04/01/2034	2,565	4,048
7.350%, 11/01/2039	1,645	2,679
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	590	1,030
Los Angeles, Department of Airports, RB
6.582%, 05/15/2039	275	373
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,360	1,961
Riverside County, Pension Obligation, RB
3.818%, 02/15/2038	345	392
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	1,235	1,745
University of California Regents, Ser H, RB
6.548%, 05/15/2048	1,430	2,231
University of California Regents, Ser N, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	795	850
University of California, Ser AD, RB
4.858%, 05/15/2112	825	1,231
University of California, Ser AP, RB
3.931%, 05/15/2045	475	548

		18,072

District of Columbia — 0.1%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	1,000	1,499

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida — 0.1%
Gainesville, Build America Project, RB
6.024%, 10/01/2040	$650	$958

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
6.637%, 04/01/2057	612	936

Illinois — 0.2%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	1,480	2,114

Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB Callable 07/01/2030 @ 100
2.814%, 07/01/2040	370	377

Michigan — 0.2%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	2,000	2,610

Missouri — 0.1%
Missouri State, Joint Municipal Electric Utility Commission, Build America Project, Ser A, RB
6.890%, 01/01/2042	600	898

New Jersey — 0.0%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	60	100

New York — 0.6%
New York & New Jersey, Port Authority, RB
4.458%, 10/01/2062	950	1,306
New York City, Municipal Water Finance Authority, Build America Project, RB
5.440%, 06/15/2043	570	850
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	885	1,187
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Build America Project, RB
5.508%, 08/01/2037	1,000	1,356
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	1,215	1,351

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development, RB
5.770%, 03/15/2039	$1,470	$1,845

		7,895

Ohio — 0.0%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	325	344

Texas — 0.4%
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	930	1,277
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	490	829
North Texas, Tollway Authority, RB Callable 01/01/2029 @ 100
3.029%, 01/01/2040	735	766
Texas State, Private Activity Bond Surface Transportation, RB
3.922%, 12/31/2049	355	407
Texas State, Transportation Commission State Highway Fund, Ser B, RB
5.178%, 04/01/2030	645	799
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	575	819

		4,897

Total Municipal Bonds
(Cost $32,556) ($ Thousands)		40,700

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
FNMA, PO MTN
0.000%, 05/15/2030 (B)	8,380	7,372
Resolution Funding Principal STRIP
1.313%, 04/15/2030 (B)	17,770	15,573
Tennessee Valley Authority
5.250%, 09/15/2039	2,290	3,304
Tennessee Valley Authority, PO
0.000%, 01/15/2038 (B)	3,700	2,514

Total U.S. Government Agency Obligations
(Cost $22,846) ($ Thousands)		28,763

SOVEREIGN DEBT — 1.1%
Chile Government International Bond
3.500%, 01/25/2050	240	256

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Indonesia Government International Bond
4.350%, 01/11/2048	$55	$64
3.700%, 10/30/2049	1,035	1,103
Israel Government AID Bond
5.500%, 09/18/2033	1,400	1,996
Israel Government International Bond
3.875%, 07/03/2050	254	299
3.375%, 01/15/2050	1,003	1,093
Mexico Government International Bond
5.750%, 10/12/2110	329	401
5.000%, 04/27/2051	910	1,058
4.750%, 04/27/2032	345	399
4.500%, 01/31/2050	1,700	1,848
4.280%, 08/14/2041	334	357
3.250%, 04/16/2030	405	425
Minera Mexico
4.500%, 01/26/2050 (A)	380	433
Panama Government International Bond
4.500%, 04/16/2050	680	780
4.500%, 04/01/2056	158	181
4.300%, 04/29/2053	80	90
3.870%, 07/23/2060	365	377
Perusahaan Penerbit SBSN Indonesia III
3.550%, 06/09/2051 (A)	175	179
Peruvian Government International Bond
3.550%, 03/10/2051	335	347
Philippine Government International Bond
3.200%, 07/06/2046	795	822
2.950%, 05/05/2045	220	221
Republic of Italy Government International Bond
3.875%, 05/06/2051	380	427
Uruguay Government International Bond
5.100%, 06/18/2050	360	479

Total Sovereign Debt
(Cost $12,251) ($ Thousands)		13,635

MORTGAGE-BACKED SECURITIES — 0.7%

Agency Mortgage-Backed Obligations — 0.7%
FHLMC REMIC CMO, Ser 2004-2733, Cl ME
5.000%, 01/15/2034	64	72
FHLMC REMIC CMO, Ser 2004-2748, Cl ZT
5.500%, 02/15/2024	234	243
FHLMC REMIC CMO, Ser 2010-3756, Cl PZ
4.000%, 11/15/2040	4,451	4,871
FNMA CMO, Ser 2004-12, Cl ZX
6.000%, 03/25/2034	1,025	1,197
FNMA CMO, Ser 2004-80, Cl XZ
5.000%, 11/25/2034	717	821

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC CMO, Ser 2007-68, Cl SC, IO
6.616%, VAR LIBOR USD 1 Month 0.000%, 07/25/2037	$14	$3
GNMA ARM
1.875%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 06/20/2032	30	31
GNMA CMO, Ser 2009-8, Cl PS, IO
6.205%, VAR ICE LIBOR USD 1 Month 0.000%, 08/16/2038	25	2
GNMA CMO, Ser 2010-4, Cl NS, IO
6.295%, VAR LIBOR USD 1 Month 0.000%, 01/16/2040	52	10
GNMA CMO, Ser 2011-70, Cl BO, PO
0.000%, 05/20/2041 (B)	2,132	1,850

		9,100

Non-Agency Mortgage-Backed Obligations — 0.0%
Citicorp Residential Mortgage Trust, Ser 2007-1, Cl A5
5.151%, 03/25/2037	114	117
DSLA Mortgage Loan Trust, Ser 2005-AR2, Cl 2A1A
2.056%, VAR ICE LIBOR USD 1 Month + 0.420%, 03/19/2045	38	38
Harborview Mortgage Loan Trust, Ser 2004-8, Cl 2A4A
0.887%, VAR ICE LIBOR USD 1 Month + 0.800%, 11/19/2034	78	76
Indymac Index Mortgage Loan Trust, Ser 2004-AR12, Cl A1
0.864%, VAR ICE LIBOR USD 1 Month + 0.780%, 12/25/2034	61	52
Indymac Index Mortgage Loan Trust, Ser 2004-AR5, Cl 2A1B
0.884%, VAR ICE LIBOR USD 1 Month + 0.800%, 08/25/2034	29	28
Indymac Index Mortgage Loan Trust, Ser 2004-AR7, Cl A2
0.944%, VAR ICE LIBOR USD 1 Month + 0.860%, 09/25/2034	10	10
RAMP Trust, Ser 2004-SL1, Cl A7
7.000%, 11/25/2031	8	8
Residential Asset Securitization Trust, Ser 2004-IP2, Cl 2A1
2.900%, 12/25/2034 (C)	14	13

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
2.153%, VAR ICE LIBOR USD 1 Month + 0.660%, 01/25/2045	$42	$42

		384

Total Mortgage-Backed Securities
(Cost $6,657) ($ Thousands)		9,484

	Shares

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	15,954,813	15,955

Total Cash Equivalent
(Cost $15,955) ($ Thousands)		15,955

Total Investments in Securities — 99.8%
(Cost $1,121,172) ($ Thousands)		$1,273,956

	Contracts

PURCHASED SWAPTION* — 0.0%
Total Purchased Swaption (D)
(Cost $47) ($ Thousands)	1,500,000	$41

A list of the open OTC swaption contracts held by the Fund at August 31, 2021 is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%
Put Swaptions
Swaption 3Y30Y*	Bank of America Merill Lynch	1,500,000	$2.75	01/20/2024	$41

A list of open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 10-Year Treasury Note	288	Dec-2021	$38,491	$38,435	$(56)
U.S. Ultra Long Treasury Bond	310	Dec-2021	61,157	61,157	–

			99,648	99,592	(56)

Short Contracts
U.S. Long Treasury Bond	(155)	Dec-2021	$(25,461)	$(25,260)	$201
Ultra 10-Year U.S. Treasury Note	(256)	Dec-2021	(37,908)	(37,892)	16

			(63,369)	(63,152)	217

			$36,279	$36,440	$161

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2021, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD LIBOR	1.0335% FIXED	Semi-Annually	07/24/2025	USD	5,980	$(8)	$–	$(8)
3 MONTH USD-LIBOR	1.0725% FIXED	Semi-Annually	07/24/2025	USD	4,035	(2)	–	(2)
3 MONTH USD LIBOR	1.0255% FIXED	Semi-Annually	07/24/2025	USD	8,070	(12)	–	(12)
3 MONTH USD LIBOR	1.7725% FIXED	Semi-Annually	07/24/2053	USD	670	3	–	3
3 MONTH USD LIBOR	1.785% FIXED	Quarterly	07/24/2053	USD	505	–	–	0
3 MONTH USD-LIBOR	1.8075% FIXED	Quarterly	07/24/2053	USD	335	(2)	–	(2)

						$(21)	$–	$(21)

Percentages are based on Net Assets of $1,277,067 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $93,909 ($ Thousands), representing 7.4% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Refer to table below for details on Swaption Contracts.

ARM — Adjustable Rate Mortgage

Cl — Class

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

PLC — Public Limited Company

PO — Principal Only

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	823,426	–	823,426
U.S. Treasury Obligations	–	341,993	–	341,993
Municipal Bonds	–	40,700	–	40,700
U.S. Government Agency Obligations	–	28,763	–	28,763
Sovereign Debt	–	13,635	–	13,635
Mortgage-Backed Securities	–	9,484	–	9,484
Cash Equivalent	15,955	–	–	15,955

Total Investments in Securities	15,955	1,258,001	–	1,273,956

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaptions	41	–	–	41
Futures Contracts*
Unrealized Appreciation	217	–	–	217
Unrealized Depreciation	(56)	–	–	(56)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	3	–	3
Unrealized Depreciation	–	(24)	–	(24)

Total Other Financial Instruments	202	(21)	–	181

* Futures contracts and Swap Contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$72,879	$185,521	$(242,445)	$—	$—	$15,955	15,954,813	$1	$—

Amounts designated as “—” are $0 or have been rounded to $0.

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 86.9%

Communication Services — 7.0%
Alphabet 2.250%, 08/15/2060	$7,508	$6,823
1.900%, 08/15/2040	1,455	1,350
America Movil 6.125%, 03/30/2040	5,305	7,611
AT&T 6.350%, 03/15/2040	50	69
5.350%, 09/01/2040	2,340	3,035
4.650%, 06/01/2044	375	450
4.300%, 12/15/2042	500	578
3.800%, 12/01/2057 (A)	2,239	2,381
3.500%, 06/01/2041	2,120	2,234
3.500%, 09/15/2053 (A)	9,202	9,452
Charter Communications Operating LLC 6.834%, 10/23/2055	580	866
6.484%, 10/23/2045	535	746
4.800%, 03/01/2050	700	818
Comcast 6.500%, 11/15/2035	420	615
5.650%, 06/15/2035	4,075	5,534
4.600%, 08/15/2045	1,150	1,477
4.250%, 01/15/2033	4,530	5,411
4.200%, 08/15/2034	3,845	4,579
4.049%, 11/01/2052	8,470	10,199
4.000%, 03/01/2048	1,330	1,564
3.969%, 11/01/2047	5,425	6,377
3.900%, 03/01/2038	5,770	6,719
3.400%, 04/01/2030	880	978
3.400%, 07/15/2046	9,314	10,155
3.250%, 11/01/2039	295	321
2.987%, 11/01/2063 (A)	34,274	33,728
2.937%, 11/01/2056 (A)	30,515	30,226
2.887%, 11/01/2051 (A)	12,587	12,527
2.800%, 01/15/2051	2,055	1,996
2.650%, 08/15/2062	2,145	1,995
Cox Communications 4.800%, 02/01/2035 (A)	1,400	1,700
4.700%, 12/15/2042 (A)	294	363
Level 3 Financing 3.875%, 11/15/2029 (A)	535	574
NBCUniversal Media LLC 4.450%, 01/15/2043	1,765	2,192
NTT Finance 1.591%, 04/03/2028 (A)	2,360	2,358
SES GLOBAL Americas Holdings GP 5.300%, 03/25/2044 (A)	1,550	1,811
Tencent Holdings MTN 3.840%, 04/22/2051 (A)	1,520	1,645
3.595%, 01/19/2028 (A)	1,455	1,575
Time Warner Cable LLC 7.300%, 07/01/2038	791	1,152

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, 09/01/2041	$725	$905
4.500%, 09/15/2042	500	559
Time Warner Entertainment 8.375%, 07/15/2033	1,709	2,545
T-Mobile USA 3.300%, 02/15/2051	1,885	1,891
3.000%, 02/15/2041	925	919
TWDC Enterprises 18 4.125%, 12/01/2041	1,770	2,142
TWDC Enterprises 18 MTN 4.125%, 06/01/2044	2,104	2,565
Verizon Communications 5.250%, 03/16/2037	2,350	3,114
5.012%, 04/15/2049	62	83
4.862%, 08/21/2046	1,100	1,432
4.272%, 01/15/2036	2,200	2,630
3.850%, 11/01/2042	455	520
3.700%, 03/22/2061	1,045	1,149
3.550%, 03/22/2051	5,525	6,003
3.400%, 03/22/2041	2,530	2,711
2.987%, 10/30/2056	2,849	2,748
2.650%, 11/20/2040	1,995	1,936
ViacomCBS 5.900%, 10/15/2040	40	54
5.850%, 09/01/2043	1,090	1,505
4.850%, 12/15/2034	300	350
4.600%, 01/15/2045	110	133
4.375%, 03/15/2043	2,084	2,437
Vodafone Group 4.875%, 06/19/2049	1,060	1,362
Walt Disney 6.650%, 11/15/2037	990	1,509
6.400%, 12/15/2035	1,573	2,321
4.750%, 09/15/2044	175	230
4.700%, 03/23/2050	6,398	8,553
4.625%, 03/23/2040	295	377
3.800%, 05/13/2060	700	837
3.600%, 01/13/2051	16,244	18,743
3.500%, 05/13/2040	2,010	2,261
2.750%, 09/01/2049	26,736	26,630

		285,338

Consumer Discretionary — 4.7%
7-Eleven 2.500%, 02/10/2041 (A)	945	888
Alibaba Group Holding 4.400%, 12/06/2057	1,780	2,127
4.200%, 12/06/2047	1,370	1,592
Alimentation Couche-Tard 4.500%, 07/26/2047 (A)	900	1,082
3.800%, 01/25/2050 (A)	395	432

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Amazon.com 4.050%, 08/22/2047	$10,795	$13,341
3.875%, 08/22/2037	4,914	5,862
3.250%, 05/12/2061	9,826	10,728
3.100%, 05/12/2051	11,465	12,352
2.875%, 05/12/2041	1,060	1,111
2.700%, 06/03/2060	4,255	4,140
2.500%, 06/03/2050	7,049	6,767
BMW US Capital LLC 4.150%, 04/09/2030 (A)	540	631
2.550%, 04/01/2031 (A)	1,565	1,639
Boston University 4.061%, 10/01/2048	1,800	2,266
Brown University 2.924%, 09/01/2050	1,298	1,419
California Institute of Technology 4.321%, 08/01/2045	650	858
Emory University 2.969%, 09/01/2050	1,660	1,782
Georgetown University 5.215%, 10/01/2118	1,921	2,840
4.315%, 04/01/2049	2,030	2,590
2.943%, 04/01/2050	540	554
Home Depot 5.950%, 04/01/2041	1,980	2,901
4.500%, 12/06/2048	6,375	8,372
4.400%, 03/15/2045	7,210	9,226
4.250%, 04/01/2046	10,312	13,051
4.200%, 04/01/2043	3,270	4,041
3.900%, 06/15/2047	12,693	15,265
3.350%, 04/15/2050	2,020	2,248
3.300%, 04/15/2040	1,270	1,408
3.125%, 12/15/2049	785	842
2.375%, 03/15/2051	5,979	5,600
Johns Hopkins University 4.083%, 07/01/2053	2,000	2,610
2.813%, 01/01/2060	2,290	2,368
Lowe’s 3.700%, 04/15/2046	2,016	2,252
Massachusetts Institute of Technology 5.600%, 07/01/2111	3,185	5,695
2.294%, 07/01/2051	21	20
NIKE 3.625%, 05/01/2043	1,455	1,723
3.375%, 03/27/2050	4,065	4,674
3.250%, 03/27/2040	1,215	1,356
Northwestern University 3.688%, 12/01/2038	2,070	2,388
Pomona College 2.888%, 01/01/2051	1,240	1,307
President & Fellows of Harvard College 3.619%, 10/01/2037	400	471

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.517%, 10/15/2050	$1,580	$1,609
Princeton University 5.700%, 03/01/2039	1,299	1,935
TJX 1.600%, 05/15/2031	2,985	2,917
Trustees of Boston College 3.042%, 07/01/2057	1,230	1,315
Trustees of Tufts College 3.099%, 08/15/2051	2,667	2,895
University of Chicago 4.411%, 10/01/2044	715	768
4.003%, 10/01/2053	2,475	3,168
2.761%, 04/01/2045	4,620	4,809
University of Southern California 3.841%, 10/01/2047	1,485	1,842
3.028%, 10/01/2039	2,300	2,512
2.805%, 10/01/2050	925	975
XLIT 5.250%, 12/15/2043	2,405	3,407

		190,971

Consumer Staples — 4.8%
Altria Group 10.200%, 02/06/2039	2,501	4,375
9.950%, 11/10/2038	1,555	2,641
5.375%, 01/31/2044	2,480	2,983
4.500%, 05/02/2043	100	110
4.450%, 05/06/2050	945	1,030
4.250%, 08/09/2042	575	610
3.875%, 09/16/2046	4,040	4,079
3.400%, 02/04/2041	1,885	1,812
Anheuser-Busch InBev Worldwide 8.200%, 01/15/2039	1,815	3,053
8.000%, 11/15/2039	2,786	4,603
4.900%, 02/01/2046	3,641	4,646
4.750%, 04/15/2058	525	667
4.600%, 04/15/2048	220	271
4.600%, 06/01/2060	295	368
3.750%, 07/15/2042	320	352
BAT Capital 4.540%, 08/15/2047	1,093	1,171
4.390%, 08/15/2037	7,580	8,241
Coca-Cola 3.000%, 03/05/2051	5,105	5,455
2.875%, 05/05/2041	1,725	1,812
2.600%, 06/01/2050	2,945	2,917
2.500%, 03/15/2051	5,220	5,063
2.000%, 03/05/2031	675	686
Coca-Cola Femsa 5.250%, 11/26/2043	3,070	4,168
Diageo Capital 2.125%, 04/29/2032	590	597

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Estee Lauder 3.125%, 12/01/2049	$2,895	$3,210
Fomento Economico Mexicano 3.500%, 01/16/2050	3,150	3,359
Hershey 3.125%, 11/15/2049	1,372	1,487
Hormel Foods 3.050%, 06/03/2051	8,015	8,497
Kimberly-Clark 5.300%, 03/01/2041	555	772
3.900%, 05/04/2047	3,275	4,043
2.875%, 02/07/2050	1,305	1,368
Kraft Heinz Foods 7.125%, 08/01/2039 (A)	1,160	1,761
6.750%, 03/15/2032	575	778
5.200%, 07/15/2045	400	513
4.875%, 10/01/2049	470	584
Kroger 5.400%, 01/15/2049	1,371	1,905
Mars 4.200%, 04/01/2059 (A)	1,385	1,773
4.125%, 04/01/2054 (A)	1,385	1,763
3.950%, 04/01/2049 (A)	3,860	4,731
3.875%, 04/01/2039 (A)	1,650	1,960
2.375%, 07/16/2040 (A)	1,680	1,637
Nestle Holdings 4.000%, 09/24/2048 (A)	1,560	1,966
3.900%, 09/24/2038 (A)	2,685	3,213
PepsiCo 4.250%, 10/22/2044	1,000	1,254
4.000%, 05/02/2047	4,823	5,954
3.625%, 03/19/2050	7,473	8,881
3.500%, 03/19/2040	1,120	1,282
3.450%, 10/06/2046	9,689	10,974
3.375%, 07/29/2049	1,510	1,714
Philip Morris International 4.875%, 11/15/2043	2,830	3,546
4.500%, 03/20/2042	5,945	7,085
4.125%, 03/04/2043	2,286	2,602
3.875%, 08/21/2042	1,950	2,155
Reynolds American 8.125%, 05/01/2040	2,390	3,516
5.850%, 08/15/2045	1,995	2,467
Walmart 4.050%, 06/29/2048	18,845	23,857
3.950%, 06/28/2038	3,920	4,758
3.625%, 12/15/2047	4,030	4,768
2.950%, 09/24/2049	4,594	4,959

		196,802

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Energy — 5.5%
Baker Hughes LLC 4.080%, 12/15/2047	$1,175	$1,348
BG Energy Capital 5.125%, 10/15/2041 (A)	4,820	6,396
BP Capital Markets America 3.379%, 02/08/2061	12,896	13,421
3.060%, 06/17/2041	1,490	1,532
3.000%, 02/24/2050	2,460	2,432
2.939%, 06/04/2051	9,100	8,922
2.772%, 11/10/2050	1,575	1,498
Burlington Resources LLC 5.950%, 10/15/2036	350	490
Chevron USA 6.000%, 03/01/2041	275	406
5.250%, 11/15/2043	360	496
5.050%, 11/15/2044	3,990	5,398
4.950%, 08/15/2047	440	604
4.200%, 10/15/2049	635	790
3.078%, 05/11/2050	1,590	1,678
2.343%, 08/12/2050	1,685	1,554
Colonial Enterprises 3.250%, 05/15/2030 (A)	2,630	2,877
ConocoPhillips 6.950%, 04/15/2029	1,478	2,000
6.500%, 02/01/2039	7,798	11,505
5.900%, 05/15/2038	3,700	5,168
4.300%, 11/15/2044	4,260	5,164
Devon Energy 7.875%, 09/30/2031	1,315	1,864
Energy Transfer 6.500%, 02/01/2042	150	196
6.250%, 04/15/2049	705	933
6.050%, 06/01/2041	2,225	2,798
5.400%, 10/01/2047	1,902	2,309
5.300%, 04/15/2047	205	243
5.150%, 03/15/2045	290	337
Eni SpA 5.700%, 10/01/2040 (A)	2,285	2,933
Enterprise Products Operating LLC 5.950%, 02/01/2041	1,092	1,520
EOG Resources 4.375%, 04/15/2030	1,255	1,482
3.900%, 04/01/2035	2,522	2,904
Equinor 5.100%, 08/17/2040	1,415	1,904
4.800%, 11/08/2043	2,284	2,992
3.700%, 04/06/2050	2,200	2,572
3.625%, 04/06/2040	3,005	3,431
2.375%, 05/22/2030	1,580	1,642
Exxon Mobil 4.327%, 03/19/2050	2,198	2,751

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.227%, 03/19/2040	$3,005	$3,634
3.567%, 03/06/2045	5,455	6,066
3.452%, 04/15/2051	14,563	16,104
2.995%, 08/16/2039	2,346	2,458
Hess 6.000%, 01/15/2040	3,470	4,455
Lundin Energy Finance BV 3.100%, 07/15/2031 (A)	930	944
Marathon Petroleum 5.000%, 09/15/2054	1,030	1,252
Motiva Enterprises 6.850%, 01/15/2040 (A)	4,340	5,564
MPLX 4.500%, 04/15/2038	765	875
Northern Natural Gas 4.300%, 01/15/2049 (A)	1,530	1,835
Occidental Petroleum 4.300%, 08/15/2039	462	470
Petroleos Mexicanos 7.690%, 01/23/2050	2,785	2,659
6.950%, 01/28/2060	260	230
Saudi Arabian Oil 3.500%, 11/24/2070 (A)	1,130	1,105
3.250%, 11/24/2050 (A)	1,065	1,043
Saudi Arabian Oil MTN 4.375%, 04/16/2049 (A)	285	333
Shell International Finance BV 6.375%, 12/15/2038	3,481	5,153
4.375%, 05/11/2045	7,720	9,613
4.000%, 05/10/2046	5,153	6,158
3.750%, 09/12/2046	11,251	12,981
3.625%, 08/21/2042	2,225	2,509
3.250%, 04/06/2050	3,002	3,248
Suncor Energy 5.950%, 12/01/2034	3,570	4,749
Suncor Energy Ventures 6.000%, 04/01/2042 (A)	2,375	2,740
Tennessee Gas Pipeline LLC 8.375%, 06/15/2032	2,020	2,988
TotalEnergies Capital International 3.386%, 06/29/2060	495	530
3.127%, 05/29/2050	10,720	11,096
2.986%, 06/29/2041	1,245	1,291
TransCanada PipeLines 7.250%, 08/15/2038	1,765	2,668
4.625%, 03/01/2034	1,965	2,319
Williams 5.400%, 03/04/2044	1,000	1,274

		224,834

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Financials — 20.3%
AIA Group 3.200%, 09/16/2040 (A)	$3,570	$3,695
AIA Group MTN 4.875%, 03/11/2044 (A)	3,372	4,499
AIG SunAmerica Global Financing X 6.900%, 03/15/2032 (A)	4,760	6,812
Allstate 4.200%, 12/15/2046	515	647
American International Group 4.800%, 07/10/2045	225	290
4.750%, 04/01/2048	105	137
4.500%, 07/16/2044	1,955	2,423
4.375%, 06/30/2050	320	401
Apollo Management Holdings 5.000%, 03/15/2048 (A)	2,125	2,769
4.872%, 02/15/2029 (A)	1,485	1,736
Arthur J Gallagher 3.500%, 05/20/2051	1,500	1,624
Athene Global Funding 2.673%, 06/07/2031 (A)	6,935	7,106
Bank of America 7.750%, 05/14/2038	1,275	2,020
6.110%, 01/29/2037	1,395	1,920
6.000%, 10/15/2036	3,800	5,310
3.311%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/2042	6,212	6,698
2.972%, VAR United States Secured Overnight Financing Rate+1.560%, 07/21/2052	12,364	12,490
2.687%, VAR United States Secured Overnight Financing Rate+1.320%, 04/22/2032	1,625	1,689
2.299%, VAR United States Secured Overnight Financing Rate+1.220%, 07/21/2032	1,075	1,081
Bank of America MTN 5.875%, 02/07/2042	12,247	17,909
5.000%, 01/21/2044	1,750	2,353
4.330%, VAR ICE LIBOR USD 3 Month+1.520%, 03/15/2050	11,330	14,163
4.244%, VAR ICE LIBOR USD 3 Month+1.814%, 04/24/2038	2,028	2,407
4.083%, VAR ICE LIBOR USD 3 Month+3.150%, 03/20/2051	14,995	18,101
4.078%, VAR ICE LIBOR USD 3 Month+1.320%, 04/23/2040	10,095	11,889
3.970%, VAR ICE LIBOR USD 3 Month+1.070%, 03/05/2029	30	34
2.884%, VAR ICE LIBOR USD 3 Month+1.190%, 10/22/2030	585	620

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.676%, VAR United States Secured Overnight Financing Rate+1.930%, 06/19/2041	$15,575	$15,345
Berkshire Hathaway 4.500%, 02/11/2043	1,100	1,413
Berkshire Hathaway Finance 4.400%, 05/15/2042	2,250	2,838
4.300%, 05/15/2043	1,725	2,157
4.250%, 01/15/2049	3,410	4,284
4.200%, 08/15/2048	2,500	3,109
2.850%, 10/15/2050	6,471	6,520
2.500%, 01/15/2051	3,350	3,163
Blackstone Holdings Finance LLC 6.250%, 08/15/2042 (A)	1,313	1,963
5.000%, 06/15/2044 (A)	3,050	4,147
2.000%, 01/30/2032 (A)	1,170	1,148
Carlyle Holdings II Finance LLC 5.625%, 03/30/2043 (A)	3,818	5,150
Chubb INA Holdings 6.700%, 05/15/2036	4,870	7,447
4.350%, 11/03/2045	3,410	4,388
CI Financial 4.100%, 06/15/2051	2,060	2,223
Cincinnati Financial 6.125%, 11/01/2034	3,553	4,942
Citigroup 8.125%, 07/15/2039	3,920	6,760
6.125%, 08/25/2036	690	967
5.316%, VAR United States Secured Overnight Financing Rate+4.548%, 03/26/2041	5,495	7,422
4.650%, 07/30/2045	1,539	2,004
4.650%, 07/23/2048	9,858	13,083
4.281%, VAR ICE LIBOR USD 3 Month+1.839%, 04/24/2048	1,494	1,879
3.878%, VAR ICE LIBOR USD 3 Month+1.168%, 01/24/2039	700	813
2.976%, VAR United States Secured Overnight Financing Rate+1.422%, 11/05/2030	1,295	1,378
2.561%, VAR United States Secured Overnight Financing Rate+1.167%, 05/01/2032	3,520	3,620
Citigroup Capital III 7.625%, 12/01/2036	890	1,326
CME Group 4.150%, 06/15/2048	1,634	2,127
Commonwealth Bank of Australia 4.316%, 01/10/2048 (A)	2,536	3,082

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Credit Suisse Group 3.091%, VAR United States Secured Overnight Financing Rate+1.730%, 05/14/2032 (A)	$1,495	$1,559
Deutsche Bank NY 3.035%, VAR United States Secured Overnight Financing Rate+1.718%, 05/28/2032	1,240	1,279
Farmers Exchange Capital 7.200%, 07/15/2048 (A)	800	1,162
Farmers Exchange Capital II 6.151%, VAR ICE LIBOR USD 3 Month+3.744%, 11/01/2053 (A)	3,890	5,084
Farmers Exchange Capital III 5.454%, VAR ICE LIBOR USD 3 Month+3.454%, 10/15/2054 (A)	830	1,046
Fifth Third Bancorp 8.250%, 03/01/2038	1,885	3,173
Goldman Sachs Capital I 6.345%, 02/15/2034	4,455	6,325
Goldman Sachs Group 6.750%, 10/01/2037	2,668	3,887
6.450%, 05/01/2036	890	1,261
6.250%, 02/01/2041	8,168	12,123
4.750%, 10/21/2045	140	185
4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	8,060	9,879
4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	8,590	10,052
3.210%, VAR United States Secured Overnight Financing Rate+1.513%, 04/22/2042	5,315	5,617
2.908%, VAR United States Secured Overnight Financing Rate+1.472%, 07/21/2042	1,715	1,733
1.992%, VAR United States Secured Overnight Financing Rate+1.090%, 01/27/2032	1,160	1,137
Goldman Sachs Group MTN 4.800%, 07/08/2044	7,023	9,137
2.383%, VAR United States Secured Overnight Financing Rate+1.248%, 07/21/2032	320	324
Guardian Life Insurance of America 4.875%, 06/19/2064 (A)	3,345	4,425
3.700%, 01/22/2070 (A)	1,523	1,655
HSBC Bank PLC 7.650%, 05/01/2025	1,915	2,312
HSBC Bank USA 7.000%, 01/15/2039	7,600	11,908
HSBC Holdings 6.800%, 06/01/2038	3,469	5,004

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.500%, 09/15/2037	$7,255	$10,155
5.250%, 03/14/2044	3,955	5,242
2.804%, VAR United States Secured Overnight Financing Rate+1.187%, 05/24/2032	1,660	1,714
Intercontinental Exchange 4.250%, 09/21/2048	3,935	4,816
3.000%, 06/15/2050	775	783
JPMorgan Chase 8.750%, 09/01/2030	1,005	1,529
6.400%, 05/15/2038	11,502	17,063
5.600%, 07/15/2041	6,115	8,608
5.500%, 10/15/2040	7,365	10,257
5.400%, 01/06/2042	7,700	10,751
4.260%, VAR ICE LIBOR USD 3 Month+1.580%, 02/22/2048	1,180	1,454
4.032%, VAR ICE LIBOR USD 3 Month+1.460%, 07/24/2048	4,030	4,813
3.964%, VAR ICE LIBOR USD 3 Month+1.380%, 11/15/2048	9,984	11,806
3.897%, VAR ICE LIBOR USD 3 Month+1.220%, 01/23/2049	11,225	13,152
3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	10,745	12,492
3.328%, VAR United States Secured Overnight Financing Rate+1.580%, 04/22/2052	10,173	11,068
3.157%, VAR United States Secured Overnight Financing Rate+1.460%, 04/22/2042	2,985	3,165
3.109%, VAR United States Secured Overnight Financing Rate+2.440%, 04/22/2051	7,595	7,948
2.739%, VAR United States Secured Overnight Financing Rate+1.510%, 10/15/2030	35	37
1.953%, VAR United States Secured Overnight Financing Rate+1.065%, 02/04/2032	1,855	1,822
1.764%, VAR United States Secured Overnight Financing Rate+1.105%, 11/19/2031	4,080	3,951
KKR Group Finance II LLC 5.500%, 02/01/2043 (A)	1,073	1,451
KKR Group Finance III LLC 5.125%, 06/01/2044 (A)	3,507	4,629
LSEGA Financing 3.200%, 04/06/2041 (A)	4,414	4,671
Macquarie Group MTN 2.691%, VAR United States Secured Overnight Financing Rate+1.440%, 06/23/2032 (A)	1,540	1,561

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Marsh & McLennan 4.900%, 03/15/2049	$3,692	$5,084
4.200%, 03/01/2048	3,155	3,954
2.250%, 11/15/2030	3,640	3,727
Massachusetts Mutual Life Insurance 4.900%, 04/01/2077 (A)	3,380	4,517
3.729%, 10/15/2070 (A)	1,975	2,156
3.375%, 04/15/2050 (A)	1,225	1,318
MassMutual Global Funding II 1.550%, 10/09/2030 (A)	1,490	1,448
MetLife 5.875%, 02/06/2041	1,675	2,420
5.700%, 06/15/2035	9,789	13,618
4.875%, 11/13/2043	4,940	6,616
4.721%, 12/15/2044	3,400	4,487
Mitsubishi UFJ Financial Group 3.751%, 07/18/2039	2,456	2,824
Moody’s 4.875%, 12/17/2048	1,891	2,545
2.750%, 08/19/2041	250	248
Morgan Stanley 4.457%, VAR ICE LIBOR USD 3 Month+1.431%, 04/22/2039	3,743	4,628
4.375%, 01/22/2047	700	886
3.217%, VAR United States Secured Overnight Financing Rate+1.485%, 04/22/2042	4,054	4,346
Morgan Stanley MTN 6.375%, 07/24/2042	6,255	9,678
5.597%, VAR United States Secured Overnight Financing Rate+4.840%, 03/24/2051	2,235	3,366
4.300%, 01/27/2045	14,285	17,784
3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	6,870	8,046
2.802%, VAR United States Secured Overnight Financing Rate+1.430%, 01/25/2052	5,205	5,185
2.239%, VAR United States Secured Overnight Financing Rate+1.178%, 07/21/2032	1,595	1,599
Mutual of Omaha Insurance 4.297%, VAR ICE LIBOR USD 3 Month+2.640%, 07/15/2054 (A)	555	580
National Rural Utilities Cooperative Finance 4.400%, 11/01/2048	2,405	3,163
4.300%, 03/15/2049	4,493	5,739
4.023%, 11/01/2032	447	532
Nationwide Mutual Insurance 9.375%, 08/15/2039 (A)	1,170	2,083
4.350%, 04/30/2050 (A)	790	907

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
New York Life Global Funding 1.850%, 08/01/2031 (A)	$4,355	$4,327
New York Life Insurance 6.750%, 11/15/2039 (A)	2,215	3,397
5.875%, 05/15/2033 (A)	2,224	2,977
3.750%, 05/15/2050 (A)	2,934	3,387
Northwestern Mutual Life Insurance 3.850%, 09/30/2047 (A)	1,738	2,008
3.625%, 09/30/2059 (A)	2,940	3,307
3.450%, 03/30/2051 (A)	800	884
Pacific Life Insurance 4.300%, VAR ICE LIBOR USD 3 Month+2.796%, 10/24/2067 (A)	1,350	1,576
Pacific LifeCorp 3.350%, 09/15/2050 (A)	2,235	2,430
Prudential Financial 3.905%, 12/07/2047	2,445	2,898
Prudential Financial MTN 5.700%, 12/14/2036	6,384	8,850
3.700%, 03/13/2051	395	460
Raymond James Financial 4.950%, 07/15/2046	915	1,200
3.750%, 04/01/2051	1,740	1,969
S&P Global 3.250%, 12/01/2049	1,816	1,986
Scentre Group Trust 2 5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.685%, 09/24/2080 (A)	2,120	2,284
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.379%, 09/24/2080 (A)	1,370	1,458
Securian Financial Group 4.800%, 04/15/2048 (A)	2,921	3,620
Societe Generale 3.625%, 03/01/2041 (A)	1,525	1,562
State Street 3.031%, VAR United States Secured Overnight Financing Rate+1.490%, 11/01/2034	4,000	4,289
Swiss Re Treasury US 4.250%, 12/06/2042 (A)	4,581	5,760
Teachers Insurance & Annuity Association of America 4.900%, 09/15/2044 (A)	2,355	3,101
4.270%, 05/15/2047 (A)	3,893	4,798
3.300%, 05/15/2050 (A)	1,285	1,383
Travelers 5.350%, 11/01/2040	1,565	2,211
4.100%, 03/04/2049	4,853	6,170
4.050%, 03/07/2048	1,800	2,240
3.050%, 06/08/2051	255	273

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Travelers MTN 6.250%, 06/15/2037	$1,205	$1,778
UBS MTN 4.500%, 06/26/2048 (A)	2,515	3,366
Validus Holdings 8.875%, 01/26/2040	2,035	3,393
Wachovia 7.500%, 04/15/2035	440	662
WEA Finance LLC 4.625%, 09/20/2048 (A)	2,000	2,186
Wells Fargo 7.950%, 11/15/2029	695	967
6.600%, 01/15/2038	8,715	12,797
5.950%, 08/26/2036	4,720	6,514
5.950%, 12/15/2036	1,002	1,395
5.850%, 02/01/2037	10,043	13,736
5.606%, 01/15/2044	2,956	4,093
3.900%, 05/01/2045	5,874	7,015
3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	3,155	3,307
Wells Fargo MTN 5.013%, VAR United States Secured Overnight Financing Rate+4.502%, 04/04/2051	18,363	25,570
4.900%, 11/17/2045	2,335	3,029
4.750%, 12/07/2046	6,316	8,043
4.650%, 11/04/2044	3,750	4,672
4.400%, 06/14/2046	5,510	6,723
4.150%, 01/24/2029	1,205	1,387
2.879%, VAR United States Secured Overnight Financing Rate+1.432%, 10/30/2030	3,225	3,429
Western & Southern Life Insurance 3.750%, 04/28/2061 (A)	2,490	2,778
Westpac Banking 2.150%, 06/03/2031	1,245	1,275
Willis North America 3.875%, 09/15/2049	1,025	1,158

		824,288

Health Care — 11.7%
Abbott Laboratories 4.900%, 11/30/2046	5,568	7,739
AbbVie 4.875%, 11/14/2048	1,285	1,683
4.850%, 06/15/2044	625	799
4.450%, 05/14/2046	40	49
4.050%, 11/21/2039	485	570
Advocate Health & Hospitals 4.272%, 08/15/2048	2,717	3,510

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aetna 4.125%, 11/15/2042	$1,480	$1,722
Allina Health System 4.805%, 11/15/2045	1,666	2,172
3.887%, 04/15/2049	2,554	3,044
Amgen 4.663%, 06/15/2051	129	167
3.375%, 02/21/2050	800	855
3.150%, 02/21/2040	410	433
2.770%, 09/01/2053	946	907
Ascension Health 4.847%, 11/15/2053	520	754
3.945%, 11/15/2046	2,276	2,839
3.106%, 11/15/2039	3,515	3,838
AstraZeneca 4.375%, 11/16/2045	2,084	2,688
3.000%, 05/28/2051	2,148	2,284
Astrazeneca Finance LLC 2.250%, 05/28/2031	5,450	5,627
Banner Health 2.913%, 01/01/2051	520	540
Baptist Health South Florida 4.342%, 11/15/2041	610	752
BayCare Health System 3.831%, 11/15/2050	1,000	1,236
Bayer US Finance II LLC 4.700%, 07/15/2064 (A)	2,180	2,613
4.625%, 06/25/2038 (A)	645	773
4.400%, 07/15/2044 (A)	1,085	1,268
3.950%, 04/15/2045 (A)	2,680	2,886
Baylor Scott & White Holdings 4.185%, 11/15/2045	2,636	3,244
3.967%, 11/15/2046	120	146
2.650%, 11/15/2026	1,235	1,310
Becton Dickinson 3.794%, 05/20/2050	1,055	1,196
Bon Secours Mercy Health 3.205%, 06/01/2050	1,100	1,170
Bristol-Myers Squibb 5.000%, 08/15/2045	2,450	3,374
4.550%, 02/20/2048	2,103	2,766
4.500%, 03/01/2044	400	524
4.250%, 10/26/2049	16,669	21,221
2.550%, 11/13/2050	1,940	1,886
2.350%, 11/13/2040	460	446
Children’s Health Care 3.448%, 08/15/2049	815	895
Children’s Hospital Medical Center 2.820%, 11/15/2050	1,180	1,187
Cigna 4.900%, 12/15/2048	1,385	1,812
4.800%, 08/15/2038	3,105	3,884

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.875%, 10/15/2047	$1,300	$1,475
City of Hope 5.623%, 11/15/2043	920	1,337
Cleveland Clinic Foundation 4.858%, 01/01/2114	1,223	1,814
CommonSpirit Health 4.187%, 10/01/2049	805	941
3.910%, 10/01/2050	570	639
3.817%, 10/01/2049	2,895	3,318
CVS Health 5.050%, 03/25/2048	5,359	7,094
4.780%, 03/25/2038	1,015	1,263
Dartmouth-Hitchcock Health 4.178%, 08/01/2048	4,410	5,351
Duke University Health System 3.920%, 06/01/2047	2,420	2,938
Eli Lilly 4.150%, 03/15/2059	263	342
3.950%, 03/15/2049	6,880	8,480
Gilead Sciences 4.800%, 04/01/2044	4,465	5,733
4.750%, 03/01/2046	2,370	3,049
4.500%, 02/01/2045	1,050	1,298
GlaxoSmithKline Capital 6.375%, 05/15/2038	9,549	14,384
3.875%, 05/15/2028	1,430	1,644
Hackensack Meridian Health 2.875%, 09/01/2050	1,160	1,184
Hartford HealthCare 5.746%, 04/01/2044	1,075	1,544
HCA 5.250%, 06/15/2049	1,980	2,584
Health Care Service, A Mutual Legal Reserve 2.200%, 06/01/2030 (A)	1,715	1,740
Humana 8.150%, 06/15/2038	1,510	2,449
4.625%, 12/01/2042	405	504
Indiana University Health Obligated Group 3.970%, 11/01/2048	2,145	2,656
Johnson & Johnson 4.850%, 05/15/2041	5,652	7,610
3.700%, 03/01/2046	305	368
3.625%, 03/03/2037	3,305	3,890
3.550%, 03/01/2036	610	718
3.400%, 01/15/2038	2,550	2,933
2.900%, 01/15/2028	1,535	1,676
2.450%, 09/01/2060	4,550	4,424
2.250%, 09/01/2050	985	946
2.100%, 09/01/2040	1,335	1,290
Kaiser Foundation Hospitals 4.150%, 05/01/2047	3,860	4,865

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.266%, 11/01/2049	$1,910	$2,102
3.002%, 06/01/2051	4,955	5,197
2.810%, 06/01/2041	4,521	4,669
Mass General Brigham 3.765%, 07/01/2048	1,000	1,188
3.342%, 07/01/2060	2,015	2,255
3.192%, 07/01/2049	2,260	2,434
Medtronic 4.625%, 03/15/2045	2,854	3,811
Memorial Health Services 3.447%, 11/01/2049	3,260	3,653
Memorial Sloan-Kettering Cancer Center 5.000%, 07/01/2042	235	325
4.125%, 07/01/2052	2,765	3,516
2.955%, 01/01/2050	489	512
Merck 4.150%, 05/18/2043	3,025	3,750
4.000%, 03/07/2049	550	681
3.900%, 03/07/2039	3,835	4,574
3.700%, 02/10/2045	9,265	10,841
3.600%, 09/15/2042	1,100	1,277
2.450%, 06/24/2050	405	389
2.350%, 06/24/2040	1,005	985
Merck Sharp & Dohme Corp 5.750%, 11/15/2036	1,200	1,705
MidMichigan Health 3.409%, 06/01/2050	3,520	3,932
Mount Sinai Hospitals Group 3.737%, 07/01/2049	2,700	3,040
MultiCare Health System 2.803%, 08/15/2050	725	740
New York and Presbyterian Hospital 4.763%, 08/01/2116	1,705	2,395
4.063%, 08/01/2056	2,300	2,980
Northwell Healthcare 4.260%, 11/01/2047	715	864
Novant Health 3.168%, 11/01/2051	2,330	2,522
Novartis Capital 4.000%, 11/20/2045	4,325	5,356
2.750%, 08/14/2050	5,944	6,154
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery 2.667%, 10/01/2050	930	901
NYU Langone Hospitals 5.750%, 07/01/2043	1,905	2,742
4.428%, 07/01/2042	2,150	2,640
4.368%, 07/01/2047	1,820	2,197
3.380%, 07/01/2055	1,785	1,922
OhioHealth 3.042%, 11/15/2050	2,462	2,619

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Orlando Health Obligated Group 3.327%, 10/01/2050	$815	$884
PeaceHealth Obligated Group 3.218%, 11/15/2050	5,390	5,801
PerkinElmer 3.625%, 03/15/2051	875	955
Pfizer 5.600%, 09/15/2040	808	1,168
4.400%, 05/15/2044	3,295	4,238
4.300%, 06/15/2043	3,825	4,814
4.200%, 09/15/2048	1,345	1,707
4.100%, 09/15/2038	2,580	3,164
4.000%, 12/15/2036	3,546	4,308
4.000%, 03/15/2049	6,056	7,484
2.700%, 05/28/2050	1,700	1,723
2.550%, 05/28/2040	540	550
Pharmacia 6.600%, 12/01/2028	1,045	1,411
Providence St. Joseph Health Obligated Group 3.744%, 10/01/2047	1,520	1,765
Rady Children’s Hospital-San Diego 3.154%, 08/15/2051	865	936
Royalty Pharma 3.550%, 09/02/2050	645	646
RWJ Barnabas Health 3.949%, 07/01/2046	50	60
3.477%, 07/01/2049	485	546
Shands Teaching Hospital and Clinics 4.741%, 12/01/2042	1,750	2,208
Sharp HealthCare 2.680%, 08/01/2050	1,500	1,491
Stanford Health Care 3.795%, 11/15/2048	7,087	8,507
Takeda Pharmaceutical 3.175%, 07/09/2050	625	647
3.025%, 07/09/2040	1,350	1,395
Thermo Fisher Scientific 2.800%, 10/15/2041	1,110	1,134
2.000%, 10/15/2031	1,345	1,343
Trinity Health 4.125%, 12/01/2045	2,392	3,002
UnitedHealth Group 6.875%, 02/15/2038	1,115	1,734
6.625%, 11/15/2037	1,080	1,652
6.500%, 06/15/2037	1,265	1,911
5.950%, 02/15/2041	1,130	1,665
5.800%, 03/15/2036	620	876
5.700%, 10/15/2040	415	589
4.750%, 07/15/2045	7,030	9,371
4.625%, 07/15/2035	1,050	1,335
4.450%, 12/15/2048	13,404	17,431

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 03/15/2042	$30	$37
4.250%, 03/15/2043	841	1,045
4.250%, 04/15/2047	4,835	6,055
4.250%, 06/15/2048	2,850	3,595
4.200%, 01/15/2047	4,617	5,713
3.950%, 10/15/2042	1,020	1,217
3.875%, 08/15/2059	1,105	1,336
3.750%, 10/15/2047	825	965
3.700%, 08/15/2049	1,565	1,820
3.500%, 08/15/2039	4,635	5,231
3.250%, 05/15/2051	8,530	9,345
3.125%, 05/15/2060	35	37
3.050%, 05/15/2041	3,925	4,163
2.900%, 05/15/2050	2,015	2,086
2.300%, 05/15/2031	4,580	4,743
West Virginia United Health System Obligated Group 3.129%, 06/01/2050	900	934
Willis-Knighton Medical Center 4.813%, 09/01/2048	2,005	2,635
Wyeth LLC 6.500%, 02/01/2034	2,210	3,227
5.950%, 04/01/2037	19,379	27,751
Yale-New Haven Health Services 2.496%, 07/01/2050	1,000	953

		475,497

Industrials — 5.7%
3M 3.700%, 04/15/2050	1,701	2,025
3.250%, 08/26/2049	2,187	2,404
Air Canada Pass-Through Trust, Ser 2013-1, Cl A 4.125%, 05/15/2025 (A)	347	355
Airbus 3.950%, 04/10/2047 (A)	2,500	2,863
American Airlines Pass-Through Trust, Ser 2016-2, Cl AA 3.200%, 06/15/2028	3,161	3,213
BAE Systems PLC 3.000%, 09/15/2050 (A)	1,200	1,193
Boeing 5.930%, 05/01/2060	2,420	3,364
5.805%, 05/01/2050	4,580	6,221
5.705%, 05/01/2040	390	505
5.150%, 05/01/2030	1,190	1,408
Burlington Northern Santa Fe LLC 5.150%, 09/01/2043	1,495	2,055
4.900%, 04/01/2044	10,061	13,486
4.550%, 09/01/2044	4,960	6,343
4.450%, 03/15/2043	560	717
4.400%, 03/15/2042	2,825	3,524

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 09/01/2042	$290	$361
4.150%, 04/01/2045	6,480	7,930
4.125%, 06/15/2047	3,815	4,655
4.050%, 06/15/2048	4,650	5,662
3.550%, 02/15/2050	700	795
3.300%, 09/15/2051	2,175	2,384
Canadian National Railway 6.200%, 06/01/2036	6,610	9,453
4.500%, 11/07/2043	3,800	4,617
3.650%, 02/03/2048	1,335	1,511
3.200%, 08/02/2046	3,270	3,451
Canadian Pacific Railway 6.125%, 09/15/2115	1,405	2,217
Caterpillar 5.200%, 05/27/2041	395	549
4.750%, 05/15/2064	510	743
3.803%, 08/15/2042	3,765	4,494
Crane 4.200%, 03/15/2048	775	865
Cummins 2.600%, 09/01/2050	3,535	3,421
Deere 3.900%, 06/09/2042	2,365	2,875
3.750%, 04/15/2050	2,080	2,548
2.875%, 09/07/2049	1,795	1,908
Emerson Electric 2.750%, 10/15/2050	820	832
FedEx 5.250%, 05/15/2050	1,960	2,701
GE Capital International Funding Unlimited 4.418%, 11/15/2035	8,467	10,277
General Dynamics 4.250%, 04/01/2040	1,215	1,511
4.250%, 04/01/2050	1,665	2,157
2.250%, 06/01/2031	4,165	4,318
General Electric 4.350%, 05/01/2050	1,350	1,661
4.250%, 05/01/2040	1,955	2,328
General Electric MTN 6.750%, 03/15/2032	1,365	1,896
Georgia-Pacific LLC 8.875%, 05/15/2031	475	755
7.250%, 06/01/2028	330	439
Lockheed Martin 4.700%, 05/15/2046	1,000	1,341
4.090%, 09/15/2052	5,007	6,341
4.070%, 12/15/2042	4,350	5,338
2.800%, 06/15/2050	6,609	6,766
Norfolk Southern 5.100%, 08/01/2118	1,900	2,539
4.050%, 08/15/2052	876	1,046

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Parker-Hannifin
4.100%, 03/01/2047	$2,404	$2,839
4.000%, 06/14/2049	1,045	1,226
Parker-Hannifin MTN
4.450%, 11/21/2044	1,015	1,256
Raytheon Technologies
6.125%, 07/15/2038	845	1,206
4.700%, 12/15/2041	560	711
4.625%, 11/16/2048	785	1,013
4.500%, 06/01/2042	5,085	6,362
3.750%, 11/01/2046	1,089	1,239
Rockefeller Foundation
2.492%, 10/01/2050	3,465	3,460
Rockwell Automation
4.200%, 03/01/2049	2,500	3,189
Siemens Financieringsmaatschappij
2.875%, 03/11/2041 (A)	6,300	6,588
Snap-on
4.100%, 03/01/2048	3,896	4,826
Stanley Black & Decker
5.200%, 09/01/2040	280	374
TTX
4.600%, 02/01/2049 (A)	1,642	2,180
Union Pacific
3.875%, 02/01/2055	730	844
3.839%, 03/20/2060	2,279	2,654
3.750%, 02/05/2070	500	570
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,138	1,242
United Parcel Service
7.620%, 04/01/2030	710	1,006
6.200%, 01/15/2038	5,177	7,702
5.300%, 04/01/2050	1,490	2,211
5.200%, 04/01/2040	725	990
3.625%, 10/01/2042	1,380	1,613
3.400%, 11/15/2046	3,925	4,443
3.400%, 09/01/2049	2,935	3,331
US Airways Pass-Through Trust, Ser 2012-1, Cl A
5.900%, 10/01/2024	613	644
Waste Connections
3.050%, 04/01/2050	618	638
WW Grainger
4.600%, 06/15/2045	1,328	1,742
4.200%, 05/15/2047	3,838	4,821

		233,281

Information Technology — 9.0%
Apple 4.650%, 02/23/2046	12,736	16,944
4.450%, 05/06/2044	780	1,015

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
4.375%, 05/13/2045	$14,823	$19,005
3.850%, 05/04/2043	4,330	5,165
3.850%, 08/04/2046	15,327	18,327
3.750%, 09/12/2047	7,010	8,286
3.750%, 11/13/2047	175	207
3.450%, 02/09/2045	7,670	8,649
2.950%, 09/11/2049	30	31
2.900%, 09/12/2027	670	732
2.850%, 08/05/2061	2,770	2,765
2.800%, 02/08/2061	1,885	1,884
2.700%, 08/05/2051	6,780	6,750
2.650%, 05/11/2050	1,225	1,214
2.650%, 02/08/2051	12,610	12,485
2.550%, 08/20/2060	1,350	1,270
2.375%, 02/08/2041	1,640	1,610
Applied Materials
4.350%, 04/01/2047	2,244	2,875
2.750%, 06/01/2050	1,050	1,053
Broadcom
3.500%, 02/15/2041 (A)	540	556
Cisco Systems
5.900%, 02/15/2039	3,985	5,798
5.500%, 01/15/2040	5,439	7,681
Deutsche Telekom International Finance
9.250%, 06/01/2032	2,192	3,591
Intel
4.950%, 03/25/2060	425	599
4.750%, 03/25/2050	1,475	1,975
4.100%, 05/19/2046	3,219	3,893
4.100%, 05/11/2047	4,555	5,493
4.000%, 12/15/2032	150	181
3.734%, 12/08/2047	13,600	15,569
3.250%, 11/15/2049	3,825	4,085
3.050%, 08/12/2051	2,000	2,062
International Business Machines
4.250%, 05/15/2049	3,725	4,658
4.000%, 06/20/2042	2,240	2,654
Lam Research
2.875%, 06/15/2050	390	402
Mastercard
3.950%, 02/26/2048	1,380	1,699
3.850%, 03/26/2050	8,036	9,809
3.650%, 06/01/2049	2,040	2,417
Microsoft
3.700%, 08/08/2046	5,093	6,195
3.500%, 02/12/2035	1,725	2,030
3.450%, 08/08/2036	2,385	2,790
3.041%, 03/17/2062	10,938	11,871
2.921%, 03/17/2052	28,139	30,259
2.675%, 06/01/2060	4,465	4,506
2.525%, 06/01/2050	29,992	29,920
2.400%, 08/08/2026	1,165	1,245

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
NVIDIA
3.500%, 04/01/2040	$3,590	$4,085
3.500%, 04/01/2050	5,595	6,420
Oracle
4.375%, 05/15/2055	2,065	2,432
4.125%, 05/15/2045	4,060	4,551
4.000%, 07/15/2046	10,544	11,612
3.800%, 11/15/2037	5,495	6,018
3.600%, 04/01/2040	9,678	10,274
PayPal Holdings
3.250%, 06/01/2050	1,890	2,086
QUALCOMM
4.300%, 05/20/2047	4,475	5,693
salesforce.com
3.050%, 07/15/2061	1,635	1,703
2.900%, 07/15/2051	7,140	7,339
2.700%, 07/15/2041	1,940	1,979
Texas Instruments
4.150%, 05/15/2048	7,487	9,490
Visa
4.300%, 12/14/2045	10,630	13,628
4.150%, 12/14/2035	1,165	1,435
2.700%, 04/15/2040	1,025	1,066
2.000%, 08/15/2050	3,610	3,214

		365,230

Materials — 0.7%
Air Liquide Finance
3.500%, 09/27/2046 (A)	1,855	2,124
Barrick Gold
5.250%, 04/01/2042	280	370
Barrick North America Finance LLC
5.750%, 05/01/2043	1,320	1,854
Barrick PD Australia Finance Pty
5.950%, 10/15/2039	1,245	1,743
BHP Billiton Finance USA
6.420%, 03/01/2026	1,320	1,625
5.000%, 09/30/2043	5,220	7,192
Ecolab
5.500%, 12/08/2041	2,757	3,905
International Flavors and Fragrances
5.000%, 09/26/2048	760	1,012
3.468%, 12/01/2050 (A)	370	402
International Paper
8.700%, 06/15/2038	1,000	1,655
Rio Tinto Finance USA
5.200%, 11/02/2040	2,502	3,431
Vale Canada
7.200%, 09/15/2032	310	406
Vale Overseas
6.875%, 11/21/2036	1,150	1,613
6.875%, 11/10/2039	723	1,035

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Vale SA
5.625%, 09/11/2042	$840	$1,081

		29,448

Real Estate — 1.4%
American Homes 4 Rent
3.375%, 07/15/2051	300	309
AvalonBay Communities MTN
4.350%, 04/15/2048	220	283
4.150%, 07/01/2047	1,200	1,498
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	2,585	2,734
CyrusOne
3.450%, 11/15/2029	2,800	2,942
ERP Operating
4.500%, 06/01/2045	1,450	1,844
4.000%, 08/01/2047	1,525	1,827
GLP Capital LP / GLP Financing II
5.750%, 06/01/2028	5	6
5.300%, 01/15/2029	1,070	1,256
Mid-America Apartments
2.875%, 09/15/2051	5,377	5,284
Nationwide Health Properties MTN
6.900%, 10/01/2037	1,600	2,078
Prologis
3.000%, 04/15/2050	1,080	1,132
Realty Income
4.650%, 03/15/2047	1,355	1,784
1.800%, 03/15/2033	1,785	1,727
Regency Centers
4.650%, 03/15/2049	1,486	1,862
4.400%, 02/01/2047	530	637
Simon Property Group LP
6.750%, 02/01/2040	3,865	5,832
4.250%, 11/30/2046	2,585	3,075
3.800%, 07/15/2050	2,615	2,928
3.250%, 09/13/2049	2,330	2,394
2.650%, 07/15/2030	2,140	2,232
2.200%, 02/01/2031	1,365	1,361
Spirit Realty
4.000%, 07/15/2029	4,890	5,488
3.200%, 02/15/2031	130	138
2.700%, 02/15/2032	545	549
Ventas Realty
5.700%, 09/30/2043	1,208	1,624
4.875%, 04/15/2049	245	309
Welltower
5.125%, 03/15/2043	1,085	1,370
4.950%, 09/01/2048	100	129

		54,632

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Utilities — 16.1%
AEP Texas
4.150%, 05/01/2049	$2,465	$2,903
AEP Transmission LLC
4.000%, 12/01/2046	5,703	6,875
3.800%, 06/15/2049	2,290	2,687
3.750%, 12/01/2047	400	462
3.650%, 04/01/2050	1,385	1,590
2.750%, 08/15/2051	1,425	1,400
Alabama Power
5.500%, 03/15/2041	648	880
5.200%, 06/01/2041	155	204
4.300%, 07/15/2048	2,300	2,910
4.150%, 08/15/2044	135	163
3.850%, 12/01/2042	6,767	7,915
3.700%, 12/01/2047	1,500	1,721
Ameren Illinois
3.700%, 12/01/2047	5,345	6,233
3.250%, 03/15/2050	55	60
2.900%, 06/15/2051	4,489	4,649
American Water Capital
4.150%, 06/01/2049	690	843
3.750%, 09/01/2047	1,950	2,238
Appalachian Power
6.700%, 08/15/2037	50	71
5.800%, 10/01/2035	125	165
4.500%, 03/01/2049	500	627
Arizona Public Service
5.050%, 09/01/2041	50	65
4.500%, 04/01/2042	12	15
4.350%, 11/15/2045	1,735	2,099
4.250%, 03/01/2049	450	551
4.200%, 08/15/2048	1,200	1,452
Atmos Energy
4.125%, 10/15/2044	2,805	3,345
4.125%, 03/15/2049	2,725	3,362
Avista
4.350%, 06/01/2048	1,600	2,037
Baltimore Gas & Electric
5.200%, 06/15/2033	1,375	1,721
3.500%, 08/15/2046	4,995	5,576
2.900%, 06/15/2050	1,215	1,236
2.250%, 06/15/2031	3,185	3,252
Berkshire Hathaway Energy
4.450%, 01/15/2049	2,850	3,592
4.250%, 10/15/2050	5,590	6,922
3.800%, 07/15/2048	10,705	12,215
Black Hills
4.200%, 09/15/2046	1,135	1,297
Brooklyn Union Gas
4.273%, 03/15/2048 (A)	2,050	2,376

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	$500	$649
4.250%, 02/01/2049	1,760	2,269
3.950%, 03/01/2048	500	600
3.350%, 04/01/2051	945	1,055
2.900%, 07/01/2050	1,000	1,038
CenterPoint Energy Resources
6.250%, 02/01/2037	1,095	1,459
Commonwealth Edison
4.700%, 01/15/2044	6,023	7,847
4.600%, 08/15/2043	2,070	2,656
4.000%, 03/01/2048	2,130	2,557
4.000%, 03/01/2049	1,325	1,603
3.750%, 08/15/2047	4,200	4,885
3.700%, 03/01/2045	9,255	10,662
3.125%, 03/15/2051	5,230	5,539
Connecticut Light & Power
4.150%, 06/01/2045	3,460	4,247
4.000%, 04/01/2048	4,817	5,869
Consolidated Edison of New York
6.750%, 04/01/2038	1,915	2,879
6.200%, 06/15/2036	65	92
5.700%, 06/15/2040	40	55
4.650%, 12/01/2048	380	478
4.625%, 12/01/2054	2,685	3,437
4.500%, 05/15/2058	930	1,156
4.450%, 03/15/2044	650	793
3.950%, 03/01/2043	6,685	7,644
3.875%, 06/15/2047	4,023	4,578
3.850%, 06/15/2046	3,427	3,862
3.700%, 11/15/2059	850	927
3.000%, 12/01/2060	1,700	1,620
Consumers Energy
4.350%, 04/15/2049	4,028	5,183
3.500%, 08/01/2051	1,400	1,614
3.100%, 08/15/2050	830	888
2.650%, 08/15/2052	1,735	1,701
2.500%, 05/01/2060	650	596
Dayton Power & Light
3.950%, 06/15/2049	250	288
Dominion Energy
5.250%, 08/01/2033	20	25
4.600%, 03/15/2049	850	1,092
Dominion Energy South Carolina
5.100%, 06/01/2065	1,665	2,463
DTE Electric
3.950%, 06/15/2042	80	92
3.700%, 03/15/2045	5,280	6,070
Duke Energy Carolinas LLC
6.450%, 10/15/2032	110	153
6.100%, 06/01/2037	1,910	2,657
6.050%, 04/15/2038	2,285	3,272

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
6.000%, 01/15/2038	$3,366	$4,808
5.300%, 02/15/2040	6,675	9,136
4.250%, 12/15/2041	1,715	2,079
4.000%, 09/30/2042	12,030	14,234
3.875%, 03/15/2046	2,170	2,550
3.750%, 06/01/2045	200	231
Duke Energy Florida LLC
6.400%, 06/15/2038	2,695	3,975
4.200%, 07/15/2048	1,030	1,273
3.400%, 10/01/2046	2,980	3,299
Duke Energy Florida Project Finance LLC
3.112%, 09/01/2036	4,330	4,650
Duke Energy Indiana LLC
6.450%, 04/01/2039	4,275	6,303
6.350%, 08/15/2038	1,735	2,562
4.900%, 07/15/2043	880	1,147
3.750%, 05/15/2046	1,750	1,998
3.250%, 10/01/2049	2,170	2,317
2.750%, 04/01/2050	1,352	1,324
Duke Energy Ohio
4.300%, 02/01/2049	715	900
2.125%, 06/01/2030	935	948
Duke Energy Progress LLC
4.375%, 03/30/2044	2,880	3,615
4.200%, 08/15/2045	3,970	4,862
4.150%, 12/01/2044	1,250	1,521
4.100%, 05/15/2042	530	633
4.100%, 03/15/2043	860	1,048
3.600%, 09/15/2047	1,850	2,094
East Ohio Gas
3.000%, 06/15/2050 (A)	1,540	1,564
Electricite de France
6.000%, 01/22/2114 (A)	858	1,255
5.000%, 09/21/2048 (A)	2,415	3,234
Elm Road Generating Station Supercritical
5.848%, 01/19/2041 (A)	1,000	1,281
Entergy Arkansas LLC
3.350%, 06/15/2052	3,185	3,518
Entergy Louisiana LLC
4.200%, 09/01/2048	2,290	2,820
4.200%, 04/01/2050	1,445	1,803
4.000%, 03/15/2033	1,415	1,663
2.900%, 03/15/2051	2,940	2,965
Essential Utilities
4.276%, 05/01/2049	1,045	1,259
Evergy Kansas Central
3.450%, 04/15/2050	1,430	1,573
Evergy Metro
5.300%, 10/01/2041	150	203
4.200%, 06/15/2047	500	614
4.200%, 03/15/2048	1,000	1,229

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Exelon
4.950%, 06/15/2035	$1,580	$1,963
4.700%, 04/15/2050	700	896
Florida Power & Light
5.960%, 04/01/2039	2,390	3,511
5.690%, 03/01/2040	4,978	7,108
5.650%, 02/01/2037	1,000	1,387
4.050%, 06/01/2042	2,770	3,377
4.050%, 10/01/2044	2,715	3,325
3.950%, 03/01/2048	3,325	4,084
3.800%, 12/15/2042	3,935	4,671
3.700%, 12/01/2047	600	719
Georgia Power
4.300%, 03/15/2042	6,235	7,390
4.300%, 03/15/2043	2,865	3,444
3.700%, 01/30/2050	2,260	2,515
Gulf Power
4.550%, 10/01/2044	700	817
Idaho Power
4.200%, 03/01/2048	1,805	2,251
Indiana Michigan Power
4.550%, 03/15/2046	780	998
4.250%, 08/15/2048	1,205	1,509
Indianapolis Power & Light
4.650%, 06/01/2043 (A)	1,750	2,192
International Transmission
4.625%, 08/15/2043	2,525	3,217
Jersey Central Power & Light
6.150%, 06/01/2037	775	1,053
John Sevier Combined Cycle Generation
4.626%, 01/15/2042	4,234	5,266
KeySpan Gas East
5.819%, 04/01/2041 (A)	2,117	2,899
MidAmerican Energy
4.800%, 09/15/2043	5,260	6,893
4.400%, 10/15/2044	7,545	9,471
4.250%, 05/01/2046	2,775	3,448
3.950%, 08/01/2047	635	763
3.650%, 08/01/2048	3,525	4,050
3.150%, 04/15/2050	2,880	3,066
MidAmerican Energy MTN
5.800%, 10/15/2036	635	894
5.750%, 11/01/2035	640	886
Narragansett Electric
4.170%, 12/10/2042 (A)	1,000	1,157
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	4,503	5,285
4.119%, 11/28/2042 (A)	2,000	2,299
NiSource
5.800%, 02/01/2042	900	1,233
3.600%, 05/01/2030	1,626	1,811

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northern States Power
6.250%, 06/01/2036	$3,755	$5,495
6.200%, 07/01/2037	6,850	10,122
3.600%, 05/15/2046	500	571
3.400%, 08/15/2042	464	521
3.200%, 04/01/2052	875	959
2.250%, 04/01/2031	915	946
NSTAR Electric
3.100%, 06/01/2051	2,625	2,824
Oglethorpe Power
5.375%, 11/01/2040	2,115	2,729
5.250%, 09/01/2050	850	1,100
4.250%, 04/01/2046	1,520	1,733
4.200%, 12/01/2042	3,315	3,763
Ohio Edison
8.250%, 10/15/2038	655	1,071
Oklahoma Gas & Electric
4.550%, 03/15/2044	1,395	1,712
Oncor Electric Delivery LLC
5.350%, 10/01/2052	861	1,289
5.300%, 06/01/2042	464	650
5.250%, 09/30/2040	4,606	6,336
4.550%, 12/01/2041	4,215	5,357
4.100%, 11/15/2048	750	924
3.800%, 06/01/2049	4,925	5,860
3.700%, 05/15/2050	1,970	2,334
3.100%, 09/15/2049	85	91
Pacific Gas and Electric
4.450%, 04/15/2042	1,465	1,453
4.200%, 06/01/2041	1,355	1,326
3.750%, 08/15/2042	95	85
PacifiCorp
6.250%, 10/15/2037	3,180	4,553
6.000%, 01/15/2039	4,575	6,512
4.100%, 02/01/2042	2,275	2,643
3.300%, 03/15/2051	820	875
2.900%, 06/15/2052	2,210	2,207
PECO Energy
4.800%, 10/15/2043	1,505	1,956
3.700%, 09/15/2047	800	926
3.050%, 03/15/2051	1,919	2,030
Pennsylvania Electric
6.150%, 10/01/2038	100	136
Piedmont Natural Gas
4.650%, 08/01/2043	1,330	1,656
3.640%, 11/01/2046	1,300	1,417
Potomac Electric Power
4.950%, 11/15/2043	950	1,253
PPL Electric Utilities
4.750%, 07/15/2043	3,600	4,725
4.125%, 06/15/2044	1,925	2,342
3.950%, 06/01/2047	3,925	4,716

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Public Service Electric & Gas MTN
4.150%, 11/01/2045	$2,106	$2,519
4.050%, 05/01/2048	2,176	2,669
4.000%, 06/01/2044	695	815
3.800%, 01/01/2043	500	585
3.800%, 03/01/2046	2,200	2,575
3.650%, 09/01/2042	1,435	1,643
3.600%, 12/01/2047	4,280	4,893
3.200%, 08/01/2049	3,975	4,306
Public Service of Colorado
6.500%, 08/01/2038	45	68
6.250%, 09/01/2037	1,385	2,061
4.750%, 08/15/2041	45	58
4.300%, 03/15/2044	1,775	2,186
4.050%, 09/15/2049	1,685	2,105
3.950%, 03/15/2043	4,970	5,823
3.200%, 03/01/2050	1,325	1,434
Public Service of New Hampshire
3.600%, 07/01/2049	1,970	2,279
Puget Sound Energy
5.795%, 03/15/2040	130	185
4.223%, 06/15/2048	2,470	3,056
San Diego Gas & Electric
6.000%, 06/01/2026	340	415
4.100%, 06/15/2049	1,540	1,865
3.750%, 06/01/2047	2,380	2,702
3.320%, 04/15/2050	5,639	6,072
Sempra Energy
4.000%, 02/01/2048	1,117	1,263
Southern
4.400%, 07/01/2046	700	841
Southern California Edison
5.950%, 02/01/2038	280	365
4.650%, 10/01/2043	2,480	2,850
4.125%, 03/01/2048	4,665	5,044
4.050%, 03/15/2042	5,355	5,711
4.000%, 04/01/2047	3,055	3,220
3.650%, 03/01/2028	2,075	2,276
3.650%, 02/01/2050	400	408
Southern California Gas
4.300%, 01/15/2049	1,385	1,753
4.125%, 06/01/2048	4,025	4,872
3.750%, 09/15/2042	2,635	2,953
2.550%, 02/01/2030	1,190	1,243
Southern Gas Capital
4.400%, 06/01/2043	825	995
4.400%, 05/30/2047	50	60
3.950%, 10/01/2046	490	558
Southwest Gas
3.800%, 09/29/2046	1,065	1,181
Southwestern Electric Power
6.200%, 03/15/2040	1,204	1,707

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.850%, 02/01/2048	$3,505	$3,939
Southwestern Public Service
4.500%, 08/15/2041	10,725	13,364
3.700%, 08/15/2047	2,620	2,981
Tampa Electric
4.350%, 05/15/2044	1,225	1,518
3.625%, 06/15/2050	1,889	2,128
3.450%, 03/15/2051	600	662
Tucson Electric Power
4.850%, 12/01/2048	2,110	2,785
4.000%, 06/15/2050	265	321
3.250%, 05/01/2051	1,500	1,574
Virginia Electric & Power
8.875%, 11/15/2038	1,982	3,558
6.350%, 11/30/2037	920	1,349
4.650%, 08/15/2043	4,770	6,070
4.600%, 12/01/2048	3,310	4,375
4.450%, 02/15/2044	6,250	7,814
4.000%, 01/15/2043	300	354
Wisconsin Electric Power
3.650%, 12/15/2042	2,310	2,593
Wisconsin Power & Light
4.100%, 10/15/2044	325	386
3.650%, 04/01/2050	640	740
Wisconsin Public Service
4.752%, 11/01/2044	1,725	2,262
Xcel Energy
4.800%, 09/15/2041	1,707	2,146

		656,326

Total Corporate Obligations
(Cost $3,129,574) ($ Thousands)		3,536,647

U.S. TREASURY OBLIGATIONS — 6.2%
U.S. Treasury Bills
0.071%, 10/07/2021 (B)	11,260	11,260
U.S. Treasury Bonds
2.375%, 05/15/2051	71,045	78,460
2.250%, 05/15/2041	41,190	44,073
2.000%, 08/15/2051	33,367	33,961
1.875%, 02/15/2041	4,187	4,219
1.875%, 02/15/2051	27,211	26,862
1.750%, 08/15/2041	17,385	17,111
U.S. Treasury Inflation-Protected Securities
1.000%, 02/15/2049	2,233	3,079
U.S. Treasury Notes
1.250%, 08/15/2031	25,615	25,483
0.625%, 07/31/2026	85	84
0.125%, 06/30/2023	4,795	4,791
0.125%, 07/31/2023	340	340

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 08/31/2023	$1,330	$1,328

Total U.S. Treasury Obligations
(Cost $246,504) ($ Thousands)		251,051

MUNICIPAL BONDS — 5.6%
California — 2.6%
Bay Area, Toll Authority, Build America Project, RB
6.263%, 04/01/2049	2,545	4,176
California State University, Ser B, RB
2.719%, 11/01/2052	890	883
California State University, Ser B, RB Callable 05/01/2047 @ 100
3.899%, 11/01/2047	2,375	2,818
California State, Build America Project, GO
7.625%, 03/01/2040	870	1,485
7.600%, 11/01/2040	385	683
7.550%, 04/01/2039	1,535	2,640
7.500%, 04/01/2034	17,795	28,085
7.300%, 10/01/2039	12,750	20,639
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	1,255	1,855
Los Angeles County, Metropolitan Transportation Authority, RB
5.735%, 06/01/2039	960	1,292
Los Angeles, Community College District, Build America Project, GO
6.750%, 08/01/2049	1,025	1,789
Los Angeles, Community College District, Ser D, GO
6.680%, 08/01/2036	500	773
Los Angeles, Department of Airports, RB
3.887%, 05/15/2038	1,430	1,698
Los Angeles, Department of Water & Power, RB
5.716%, 07/01/2039	1,510	2,169
Los Angeles, Department of Water & Power, Ser C, RB
5.516%, 07/01/2027	955	1,186
Los Angeles, Unified School District, Build America Project, GO
5.750%, 07/01/2034	1,785	2,407
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	4,950	7,137
San Diego County, Water Authority, Build America Project, RB
6.138%, 05/01/2049	1,000	1,532

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
San Francisco, Public Utilities Commission, Water Revenue, Build America Project, Ser DE, RB
6.000%, 11/01/2040	$1,000	$1,413
San Francisco, Public Utilities Commission, Water Revenue, Ser E, RB Callable 11/01/2030 @ 100
2.825%, 11/01/2041	855	880
San Jose, Redevelopment Agency, Ser A-T, TA Callable 08/01/2027 @ 100
3.375%, 08/01/2034	1,250	1,379
University of California Regents, Ser N, RB Callable 11/15/2049 @ 100
3.006%, 05/15/2050	2,005	2,050
University of California Regents, Ser N, RB Callable 11/15/2059 @ 100
3.256%, 05/15/2060	1,995	2,133
University of California, RB
5.946%, 05/15/2045	3,000	4,292
5.770%, 05/15/2043	2,980	4,227
University of California, Ser AP, RB
3.931%, 05/15/2045	950	1,096
University of California, Ser AQ, RB
4.767%, 05/15/2115	1,701	2,468
University of California, Ser J, RB
4.131%, 05/15/2045	1,000	1,197

		104,382

District of Columbia — 0.0%
District of Columbia, Water & Sewer Authority, RB
4.814%, 10/01/2114	530	794

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
2.154%, 07/01/2030	3,812	3,911

Georgia — 0.1%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,038	3,062
6.637%, 04/01/2057	912	1,395

		4,457

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	3,205	4,578

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Kansas — 0.1%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	$2,890	$3,678

Maryland — 0.0%
Baltimore, Revenue Authority, Water Project, Ser B, RB Callable 07/01/2030 @ 100
2.814%, 07/01/2040	890	906

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
5.456%, 12/01/2039	4,085	5,734
Massachusetts State, Educational Financing Authority, Ser A, RB
3.105%, 07/01/2030	1,695	1,806

		7,540

Michigan — 0.0%
Michigan State University, Build America Project, RB Callable 02/15/2030 @ 100
6.173%, 02/15/2050	850	1,109

Missouri — 0.0%
Missouri State, Health & Educational Facilities Authority, Ser A, RB
3.685%, 02/15/2047	675	808

New Jersey — 0.2%
New Jersey State, Turnpike Authority, Build America Project, RB
7.414%, 01/01/2040	985	1,643
7.102%, 01/01/2041	2,460	3,982
New Jersey State, Turnpike Authority, Ser F, RB
3.729%, 01/01/2036	1,000	1,182

		6,807

New York — 1.1%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	245	348
4.458%, 10/01/2062	4,715	6,480
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	465	643
New York City, Build America Project, GO
5.985%, 12/01/2036	1,340	1,827

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Municipal Water Finance Authority, Build America Project, RB
6.011%, 06/15/2042	$750	$1,170
5.882%, 06/15/2044	500	784
5.724%, 06/15/2042	3,720	5,670
5.440%, 06/15/2043	3,000	4,472
New York City, Transitional Finance Authority, Build America Project, RB
5.572%, 11/01/2038	2,475	3,320
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
5.767%, 08/01/2036	7,140	9,216
5.508%, 08/01/2037	1,890	2,563
5.267%, 05/01/2027	1,000	1,207
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	4,220	4,693
New York State, Urban Development, RB
5.770%, 03/15/2039	1,970	2,472

		44,865

Ohio — 0.2%
JobsOhio Beverage System, Ser A, RB
2.833%, 01/01/2038	460	487
Ohio State University, Build America Project, GO
4.910%, 06/01/2040	2,265	3,070
Ohio State University, Ser A, RB
4.048%, 12/01/2056	1,650	2,130
Ohio State, Hospital Facilities Revenue Authority, Cleveland Clinic, RB
3.700%, 01/01/2043	970	1,122

		6,809

Pennsylvania — 0.1%
Pennsylvania State, Financing Authority, Ser A, RB
4.144%, 06/01/2038	2,865	3,436

Texas — 0.7%
Dallas County, Hospital District, Build America Project, Ser C, GO
5.621%, 08/15/2044	2,250	3,211
Dallas Fort Worth International Airport, Ser A, RB
2.994%, 11/01/2038	4,095	4,443
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	1,325	1,819
Houston, GO
3.961%, 03/01/2047	1,500	1,809

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	$1,165	$1,972
North Texas, Tollway Authority, RB Callable 01/01/2029 @ 100
3.079%, 01/01/2042	1,170	1,210
San Antonio, Electric & Gas Systems Revenue, RB
5.808%, 02/01/2041	2,800	4,140
Texas State, Build America Project, GO
5.517%, 04/01/2039	3,825	5,606
University of Texas, Build America Bonds, RB
5.262%, 07/01/2039	4,540	6,463

		30,673

Virginia — 0.0%
Virginia Commonwealth University, Health System Authority, Ser A, RB
4.956%, 01/01/2044	475	663

Washington — 0.1%
Washington State, Build America Project, GO
5.140%, 08/01/2040	2,495	3,523

Total Municipal Bonds
(Cost $198,864) ($ Thousands)		228,939

SOVEREIGN DEBT — 0.6%
Chile Government International Bond
3.500%, 01/25/2050	7,300	7,797
3.500%, 04/15/2053	765	820
3.100%, 05/07/2041	4,930	5,005
Indonesia Government International Bond
3.700%, 10/30/2049	1,530	1,630
Israel Government International Bond
4.125%, 01/17/2048	1,370	1,688
3.875%, 07/03/2050	3,620	4,263
3.375%, 01/15/2050	1,525	1,661
Mexico Government International Bond MTN
5.750%, 10/12/2110	285	348
4.750%, 03/08/2044	490	551

Total Sovereign Debt
(Cost $22,611) ($ Thousands)		23,763

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITY — 0.0%
Other Asset-Backed Securities — 0.0%
American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	$2,774	$2,785

Total Asset-Backed Security (Cost $2,706) ($ Thousands)		2,785

	Shares
CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	47,799,404	47,799

Total Cash Equivalent (Cost $47,799) ($ Thousands)		47,799

Total Investments in Securities — 100.5%
(Cost $3,648,058) ($ Thousands)		$4,090,984

	Contracts
PURCHASED SWAPTION (C)* — 0.0%
Total Purchased Swaption (Cost $78) ($ Thousands)	2,500,000	$68

A list of the OTC swaption contracts held by the Fund at August 31, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTION — 0.0%
Put Swaption
3Y30Y Put*	Bank of America Merill Lynch	2,500,000	$2.75	01/23/2024	$68

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 10-Year Treasury Notes	1,176	Dec-2021	$157,172	$156,941	$(231)
U.S. Long Treasury Bond	83	Dec-2021	13,501	13,526	25
U.S. Ultra Long Treasury Bond	86	Dec-2021	16,961	16,966	5
Ultra 10-Year U.S. Treasury Notes	246	Dec-2021	36,463	36,412	(51)

			224,097	223,845	(252)

Short Contracts
U.S. Long Treasury Bond	(294)	Dec-2021	$(48,285)	$(47,913)	$372
U.S. Ultra Long Treasury Bond	(193)	Dec-2021	(37,915)	(38,075)	(160)
Ultra 10-Year U.S. Treasury Notes	(457)	Dec-2021	(67,715)	(67,643)	72

			(153,915)	(153,631)	284

			$70,182	$70,214	$32

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2021, is as follows:

			Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3 MONTH USD – LIBOR	.0725	Semi-Annually	07/24/2025	USD	6,330	$(3)	$–	$(3)
3 MONTH USD – LIBOR	.0255	Semi-Annually	07/24/2025	USD	12,660	(19)	–	(19)
3 MONTH USD – LIBOR	.0355%	Semi-Annually	07/24/2025	USD	9,375	(12)	–	(12)
1.8075	3 MONTH USD - LIBOR	Quarterly	07/24/2053	USD	530	(29)	–	(29)
1.7725%	3M USD LIBOR	Quarterly	07/24/2053	USD	1,060	4	–	4
1.785%	3 MONTH USD – LIBOR	Quarterly	07/24/2053	USD	780	–	–	–

						$(59)	$–	$(59)

Percentages are based on Net Assets of $4,069,572 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $341,136 ($ Thousands), representing 8.4% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Refer to table below for details on Swaption Contracts.

Cl — Class

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

OTC — Over The Counter

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,536,647	–	3,536,647
U.S. Treasury Obligations	–	251,051	–	251,051
Municipal Bonds	–	228,939	–	228,939
Sovereign Debt	–	23,763	–	23,763
Asset-Backed Security	–	2,785	–	2,785
Cash Equivalent	47,799	–	–	47,799

Total Investments in Securities	47,799	4,043,185	–	4,090,984

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaption	68	—	—	68
Futures Contracts *
Unrealized Appreciation	474	—	—	474
Unrealized Depreciation	(442)	—	—	(442)
Centrally Cleared Swaps
Interest Rate Swaps *
Unrealized Appreciation	—	4	—	4
Unrealized Depreciation	—	(63)	—	(63)

Total Other Financial Instruments	100	(59)	—	41

* Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Long Duration Credit Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$60,077	$385,332	$(397,610)	$—	$—	$47,799	47,799,404	$1	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 41.0%
Communication Services — 2.0%
AT&T 0.690%, VAR United States Secured Overnight Financing Rate + 0.640%, 03/25/2024	$3,400	$3,407
Fox 3.666%, 01/25/2022	120	122
NTT Finance 0.373%, 03/03/2023 (A)	4,275	4,275
Verizon Communications 0.840%, VAR United States Secured Overnight Financing Rate + 0.790%, 03/20/2026	1,200	1,221
0.550%, VAR United States Secured Overnight Financing Rate + 0.500%, 03/22/2024	4,465	4,495

		13,520

Consumer Discretionary — 4.2%
7-Eleven 0.625%, 02/10/2023 (A)	5,690	5,684
American Honda Finance MTN 0.875%, 07/07/2023	550	555
BMW US Capital LLC 0.580%, VAR United States Secured Overnight Financing Rate + 0.530%, 04/01/2024 (A)	2,085	2,109
Daimler Finance North America LLC 2.550%, 08/15/2022 (A)	3,650	3,728
2.200%, 10/30/2021 (A)	400	401
Ford Motor Credit LLC 1.416%, VAR ICE LIBOR USD 3 Month + 1.270%, 03/28/2022	750	750
General Motors Financial 4.250%, 05/15/2023	800	848
3.450%, 04/10/2022	1,450	1,469
0.810%, VAR United States Secured Overnight Financing Rate + 0.760%, 03/08/2024	1,000	1,009
Howard University 2.801%, 10/01/2023	575	597
2.638%, 10/01/2021	240	240
Hyundai Capital America MTN 0.800%, 04/03/2023 (A)	1,445	1,446
Lennar 4.750%, 11/15/2022	1,245	1,292
4.125%, 01/15/2022	555	557
Nissan Motor Acceptance MTN 1.900%, 09/14/2021 (A)	700	700
Nordstrom 2.300%, 04/08/2024	530	534

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Starbucks 3.100%, 03/01/2023	$1,150	$1,195
Toyota Motor Credit MTN 0.380%, VAR United States Secured Overnight Financing Rate + 0.330%, 01/11/2024	1,300	1,304
VF 2.050%, 04/23/2022	2,056	2,079
Volkswagen Group of America Finance LLC 2.900%, 05/13/2022 (A)	850	865
2.700%, 09/26/2022 (A)	1,125	1,153

		28,515

Consumer Staples — 1.4%
Cargill 1.375%, 07/23/2023 (A)	475	484
Coca-Cola Europacific Partners 0.500%, 05/05/2023 (A)	2,400	2,398
Conagra Brands 3.250%, 09/15/2022	996	1,025
0.500%, 08/11/2023	675	675
Keurig Dr Pepper 0.750%, 03/15/2024	3,570	3,574
Mondelez International 0.625%, 07/01/2022	700	702
OhioHealth 1.119%, 11/15/2021	455	455

		9,313

Energy — 2.8%
Diamondback Energy 0.900%, 03/24/2023	1,850	1,850
Enbridge
0.450%, VAR United States Secured Overnight Financing Rate + 0.400%, 02/17/2023	1,885	1,889
MPLX
1.223%, VAR ICE LIBOR USD 3 Month + 1.100%, 09/09/2022	1,980	1,980
Phillips 66 3.700%, 04/06/2023	455	478
Pioneer Natural Resources 0.750%, 01/15/2024	3,415	3,391
0.550%, 05/15/2023	1,635	1,634
Regency Energy Partners 5.000%, 10/01/2022	1,315	1,361
Saudi Arabian Oil 1.250%, 11/24/2023 (A)	200	202
Saudi Arabian Oil MTN 2.750%, 04/16/2022 (A)	3,525	3,573
Southern Natural Gas LLC 0.625%, 04/28/2023 (A)	695	696

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Sunoco Logistics Partners Operations 4.650%, 02/15/2022	$1,150	$1,172
Valero Energy 2.700%, 04/15/2023	375	387

		18,613

Financials — 18.3%
AIG Global Funding 0.800%, 07/07/2023 (A)	570	575
Aon 2.200%, 11/15/2022	55	56
Athene Global Funding
0.750%, VAR United States Secured Overnight Financing Rate + 0.700%, 05/24/2024 (A)	1,820	1,830
Bank of America 0.740%, VAR United States Secured Overnight Financing Rate + 0.690%, 04/22/2025	1,600	1,614
Bank of America MTN 1.486%, VAR United States Secured Overnight Financing Rate + 1.460%, 05/19/2024	475	483
0.529%, VAR BSBY3M + 0.430%, 05/28/2024	1,350	1,351
Bank of Montreal 0.400%, VAR United States Secured Overnight Financing Rate + 0.350%, 12/08/2023	1,050	1,053
Bank of Montreal MTN 0.726%, VAR United States Secured Overnight Financing Rate + 0.680%, 03/10/2023	2,765	2,788
0.370%, VAR United States Secured Overnight Financing Rate + 0.320%, 07/09/2024	675	676
Bank of New York Mellon MTN 0.310%, VAR United States Secured Overnight Financing Rate + 0.260%, 04/26/2024	800	804
Bank of Nova Scotia 0.598%, VAR United States Secured Overnight Financing Rate + 0.550%, 09/15/2023	3,325	3,347
0.430%, VAR United States Secured Overnight Financing Rate + 0.380%, 07/31/2024	1,375	1,377
0.330%, VAR United States Secured Overnight Financing Rate + 0.280%, 06/23/2023	725	725
Barclays Bank 1.700%, 05/12/2022	350	353

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BPCE MTN 3.000%, 05/22/2022 (A)	$2,469	$2,517
Brighthouse Financial Global Funding MTN 0.810%, VAR United States Secured Overnight Financing Rate + 0.760%, 04/12/2024 (A)	1,080	1,088
Canadian Imperial Bank of Commerce 0.850%, VAR United States Secured Overnight Financing Rate + 0.800%, 03/17/2023	700	707
0.447%, VAR United States Secured Overnight Financing Rate + 0.400%, 12/14/2023	4,215	4,235
Capital One Bank USA 2.014%, VAR United States Secured Overnight Financing Rate + 0.616%, 01/27/2023	575	579
Charles Schwab 0.550%, VAR United States Secured Overnight Financing Rate + 0.500%, 03/18/2024	1,000	1,007
Citigroup 2.312%, VAR United States Secured Overnight Financing Rate + 0.867%, 11/04/2022	1,975	1,982
0.920%, VAR United States Secured Overnight Financing Rate + 0.870%, 11/04/2022	3,730	3,735
0.719%, VAR United States Secured Overnight Financing Rate + 0.669%, 05/01/2025	800	804
Citizens Bank 0.845%, VAR ICE LIBOR USD 3 Month + 0.720%, 02/14/2022	515	516
CNA Financial 7.250%, 11/15/2023	500	571
Credit Suisse NY 0.520%, 08/09/2023	1,375	1,378
0.440%, VAR United States Secured Overnight Financing Rate + 0.390%, 02/02/2024	5,105	5,106
Danske Bank 5.000%, 01/12/2022 (A)	850	863
3.001%, VAR ICE LIBOR USD 3 Month + 1.249%, 09/20/2022 (A)	800	801
Deutsche Bank NY 4.250%, 10/14/2021	1,450	1,456
Equitable Financial Life Global Funding 0.440%, VAR United States Secured Overnight Financing Rate + 0.390%, 04/06/2023 (A)	1,400	1,403

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Fifth Third Bank MTN 1.800%, 01/30/2023	$250	$255
Goldman Sachs Group 5.750%, 01/24/2022	5,000	5,109
0.627%, VAR United States Secured Overnight Financing Rate + 0.538%, 11/17/2023	895	896
0.547%, VAR United States Secured Overnight Financing Rate + 0.500%, 09/10/2024	550	551
0.480%, VAR United States Secured Overnight Financing Rate + 0.430%, 03/08/2023	950	950
0.460%, VAR United States Secured Overnight Financing Rate + 0.410%, 01/27/2023	950	950
HSBC Bank Canada 0.950%, 05/14/2023 (A)	3,000	3,030
Intercontinental Exchange 2.350%, 09/15/2022	1,100	1,121
0.769%, VAR ICE LIBOR USD 3 Month + 0.650%, 06/15/2023	5,285	5,286
JPMorgan Chase 0.935%, VAR United States Secured Overnight Financing Rate + 0.885%, 04/22/2027	1,600	1,624
0.629%, VAR United States Secured Overnight Financing Rate + 0.580%, 03/16/2024	4,455	4,481
0.585%, VAR United States Secured Overnight Financing Rate + 0.535%, 06/01/2025	925	928
KeyBank 0.786%, VAR ICE LIBOR USD 3 Month + 0.660%, 02/01/2022	1,450	1,454
0.390%, VAR United States Secured Overnight Financing Rate + 0.340%, 01/03/2024	725	726
0.370%, VAR United States Secured Overnight Financing Rate + 0.320%, 06/14/2024	1,075	1,076
Macquarie Bank MTN 0.441%, 12/16/2022 (A)	675	676
MassMutual Global Funding II 0.410%, VAR United States Secured Overnight Financing Rate + 0.360%, 04/12/2024 (A)	1,000	1,002
MassMutual Global Funding II MTN 0.850%, 06/09/2023 (A)	874	883
Metropolitan Life Global Funding I 0.900%, 06/08/2023 (A)	575	581

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Metropolitan Life Global Funding I MTN 0.620%, VAR United States Secured Overnight Financing Rate + 0.570%, 01/13/2023 (A)	$825	$830
Mizuho Financial Group 0.759%, VAR ICE LIBOR USD 3 Month + 0.630%, 05/25/2024	1,200	1,207
Morgan Stanley 0.731%, VAR United States Secured Overnight Financing Rate + 0.616%, 04/05/2024	600	602
Morgan Stanley MTN 4.875%, 11/01/2022	1,450	1,524
2.750%, 05/19/2022	2,530	2,576
MUFG Union Bank 0.716%, VAR ICE LIBOR USD 3 Month + 0.600%, 03/07/2022	1,375	1,378
NASDAQ 0.445%, 12/21/2022	430	430
National Bank of Canada 0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.770%, 08/15/2023	850	854
0.750%, 08/06/2024	675	675
Nationwide Building Society 2.000%, 01/27/2023 (A)	600	615
0.550%, 01/22/2024 (A)	750	749
Natwest Group 6.000%, 12/19/2023	925	1,031
NatWest Markets 0.580%, VAR United States Secured Overnight Financing Rate + 0.530%, 08/12/2024 (A)	1,265	1,270
Nordea Bank ABP 1.000%, 06/09/2023 (A)	875	886
Pacific Life Global Funding II 0.500%, 09/23/2023 (A)	735	737
PNC Bank 1.743%, VAR ICE LIBOR USD 3 Month + 0.323%, 02/24/2023	850	856
0.453%, VAR ICE LIBOR USD 3 Month + 0.325%, 02/24/2023	3,130	3,133
Principal Life Global Funding II 0.500%, VAR United States Secured Overnight Financing Rate + 0.450%, 04/12/2024 (A)	430	431
0.430%, VAR United States Secured Overnight Financing Rate + 0.380%, 08/23/2024 (A)	1,300	1,307
Protective Life Global Funding 1.082%, 06/09/2023 (A)	610	618

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Royal Bank of Canada MTN 0.600%, VAR ICE LIBOR USD 3 Month + 0.470%, 04/29/2022	$2,595	$2,602
0.500%, VAR United States Secured Overnight Financing Rate + 0.450%, 10/26/2023	725	729
0.350%, VAR United States Secured Overnight Financing Rate + 0.300%, 01/19/2024	1,225	1,226
Santander Holdings USA 4.450%, 12/03/2021	279	281
3.400%, 01/18/2023	675	700
Skandinaviska Enskilda Banken 0.550%, 09/01/2023 (A)	425	426
Standard Chartered PLC 2.744%, VAR ICE LIBOR USD 3 Month + 1.200%, 09/10/2022 (A)	780	780
State Street 2.825%, VAR United States Secured Overnight Financing Rate + 2.690%, 03/30/2023	1,365	1,385
Toronto-Dominion Bank 2.100%, 07/15/2022 (A)	1,870	1,901
Toronto-Dominion Bank MTN 0.530%, VAR United States Secured Overnight Financing Rate + 0.480%, 01/27/2023	1,544	1,553
0.405%, VAR United States Secured Overnight Financing Rate + 0.355%, 03/04/2024	750	753
0.250%, 01/06/2023	2,790	2,791
Truist Financial MTN 0.444%, VAR United States Secured Overnight Financing Rate + 0.400%, 06/09/2025	900	902
UBS 0.370%, VAR United States Secured Overnight Financing Rate + 0.320%, 06/01/2023 (A)	3,650	3,658
UBS MTN 0.410%, VAR United States Secured Overnight Financing Rate + 0.360%, 02/09/2024 (A)	850	856
UBS AG/London 0.700%, 08/09/2024 (A)	850	851
UniCredit MTN 6.572%, 01/14/2022 (A)	515	526
USAA Capital 1.500%, 05/01/2023 (A)	890	908
Wells Fargo MTN 3.500%, 03/08/2022	334	340

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.450%, 02/13/2023	$850	$887

		123,123

Health Care — 2.2%
AmerisourceBergen 0.737%, 03/15/2023	1,100	1,102
Anthem 2.950%, 12/01/2022	925	953
AstraZeneca 0.300%, 05/26/2023	1,475	1,473
Cigna 3.050%, 11/30/2022	350	361
0.613%, 03/15/2024	570	570
Gilead Sciences 0.275%, VAR ICE LIBOR USD 3 Month + 0.150%, 09/17/2021	1,383	1,383
Humana 0.650%, 08/03/2023	3,540	3,543
Illumina 0.550%, 03/23/2023	1,000	1,001
Royalty Pharma PLC 0.750%, 09/02/2023	1,450	1,456
Stryker 0.600%, 12/01/2023	410	410
Viatris 1.125%, 06/22/2022 (A)	2,275	2,287

		14,539

Industrials — 1.6%
Air Lease MTN 0.484%, VAR ICE LIBOR USD 3 Month + 0.350%, 12/15/2022	1,200	1,201
Boeing 2.700%, 05/01/2022	725	736
1.167%, 02/04/2023	1,100	1,101
DAE Funding LLC 5.250%, 11/15/2021 (A)	850	852
DAE Funding LLC MTN 1.550%, 08/01/2024 (A)	965	963
Honeywell International 0.483%, 08/19/2022	372	372
Otis Worldwide 0.595%, VAR ICE LIBOR USD 3 Month + 0.450%, 04/05/2023	4,065	4,066
PACCAR Financial MTN 0.800%, 06/08/2023	320	323
Roper Technologies 0.450%, 08/15/2022	280	280
TTX MTN 3.050%, 11/15/2022 (A)	700	721

		10,615

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Information Technology — 1.7%
Fidelity National Information Services 0.375%, 03/01/2023	$950	$949
Hewlett Packard Enterprise 4.450%, 10/02/2023	675	729
0.858%, VAR ICE LIBOR USD 3 Month + 0.720%, 10/05/2021	600	600
Microchip Technology 0.972%, 02/15/2024 (A)	610	611
Micron Technology 2.497%, 04/24/2023	650	670
NXP BV 4.625%, 06/01/2023 (A)	650	694
salesforce.com 0.625%, 07/15/2024	2,740	2,746
Skyworks Solutions 0.900%, 06/01/2023	210	211
SYNNEX 1.250%, 08/09/2024 (A)	1,375	1,376
VMware 1.000%, 08/15/2024	2,210	2,219
0.600%, 08/15/2023	830	831

		11,636

Materials — 0.3%
International Flavors & Fragrances 0.697%, 09/15/2022 (A)	380	381
LYB International Finance III LLC 1.145%, VAR ICE LIBOR USD 3 Month + 1.000%, 10/01/2023	875	876
Martin Marietta Materials 0.650%, 07/15/2023	495	496

		1,753

Real Estate — 0.1%
Public Storage 0.520%, VAR United States Secured Overnight Financing Rate + 0.470%, 04/23/2024	750	751

Sovereign — 1.4%
European Investment Bank 0.334%, VAR United States Secured Overnight Financing Rate + 0.290%, 06/10/2022 (A)	4,895	4,903
Inter-American Development Bank 0.307%, VAR United States Secured Overnight Financing Rate + 0.260%, 09/16/2022	3,645	3,652

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Bank for Reconstruction & Development MTN
0.180%, VAR United States Secured Overnight Financing Rate + 0.130%, 01/13/2023	$1,015	$1,016

		9,571

Utilities — 5.0%
American Electric Power 0.606%, VAR ICE LIBOR USD 3 Month + 0.480%, 11/01/2023	1,430	1,431
Atmos Energy 0.625%, 03/09/2023	1,000	1,000
CenterPoint Energy 0.700%, VAR United States Secured Overnight Financing Rate + 0.650%, 05/13/2024	625	626
CenterPoint Energy Resources 0.700%, 03/02/2023	2,710	2,710
0.620%, VAR ICE LIBOR USD 3 Month + 0.500%, 03/02/2023	1,550	1,551
Dominion Energy 2.450%, 01/15/2023 (A)	800	821
0.649%, VAR ICE LIBOR USD 3 Month + 0.530%, 09/15/2023	3,316	3,317
DTE Energy 0.550%, 11/01/2022	875	877
Duke Energy 0.300%, VAR United States Secured Overnight Financing Rate + 0.250%, 06/10/2023	900	901
Duke Energy Progress LLC 0.305%, VAR ICE LIBOR USD 3 Month + 0.180%, 02/18/2022	1,450	1,450
Mississippi Power
0.350%, VAR United States Secured Overnight Financing Rate + 0.300%, 06/28/2024	740	742
NextEra Energy Capital Holdings 0.590%, VAR United States Secured Overnight Financing Rate + 0.540%, 03/01/2023	3,235	3,246
0.401%, VAR ICE LIBOR USD 3 Month + 0.270%, 02/22/2023	1,325	1,325
OGE Energy 0.703%, 05/26/2023	540	540
ONE Gas 0.735%, VAR ICE LIBOR USD 3 Month + 0.610%, 03/11/2023	1,400	1,400
PPL Electric Utilities 0.396%, VAR ICE LIBOR USD 3 Month + 0.250%, 09/28/2023	1,235	1,235

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.381%, VAR United States Secured Overnight Financing Rate + 0.330%, 06/24/2024	$1,015	$1,016
Puget Energy 6.000%, 09/01/2021	810	810
Southern California Edison 0.880%, VAR United States Secured Overnight Financing Rate + 0.830%, 04/01/2024	2,320	2,331
0.389%, VAR ICE LIBOR USD 3 Month + 0.270%, 12/03/2021	2,740	2,741
Southern California Gas 0.469%, VAR ICE LIBOR USD 3 Month + 0.350%, 09/14/2023	1,795	1,795
Virginia Electric and Power 3.450%, 09/01/2022	1,600	1,637

		33,502

Total Corporate Obligations
(Cost $274,628) ($ Thousands)		275,451

ASSET-BACKED SECURITIES — 29.3%

Automotive — 14.7%
American Credit Acceptance Receivables Trust, Ser 2018-2, Cl D 4.070%, 07/10/2024 (A)	466	473
American Credit Acceptance Receivables Trust, Ser 2021-1, Cl B 0.610%, 03/13/2025 (A)	3,195	3,197
American Credit Acceptance Receivables Trust, Ser 2021-2, Cl B 0.680%, 05/13/2025 (A)	400	400
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl A 0.330%, 06/13/2025 (A)	370	370
American Credit Acceptance Receivables Trust, Ser 2021-3, Cl B 0.660%, 02/13/2026 (A)	590	590
Americredit Automobile Receivables Trust, Ser 2018-1, Cl C 3.500%, 01/18/2024	535	544
AmeriCredit Automobile Receivables Trust, Ser 2020-2, Cl C 1.480%, 02/18/2026	2,145	2,177
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl A2 0.420%, 03/18/2024	1,511	1,512
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl C 1.060%, 08/18/2026	1,225	1,236

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
ARI Fleet Lease Trust, Ser 2020-A, Cl A2 1.770%, 08/15/2028 (A)	$609	$612
ARI Fleet Lease Trust, Ser 2020-A, Cl A3 1.800%, 08/15/2028 (A)	250	254
ARI Fleet Lease Trust, Ser 2021-A, Cl A2 0.370%, 03/15/2030 (A)	300	300
Canadian Pacer Auto Receivables Trust, Ser 2020-1A, Cl A2A 1.770%, 11/21/2022 (A)	108	109
CarMax Auto Owner Trust, Ser 2019-4, Cl A2A 2.010%, 03/15/2023	60	60
CarMax Auto Owner Trust, Ser 2020-1, Cl A2 1.870%, 04/17/2023	121	121
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A 0.700%, 01/10/2028	909	911
Carvana Auto Receivables Trust, Ser 2021-N2, Cl A1 0.320%, 03/10/2028	220	220
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B 0.750%, 03/10/2028	495	494
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	1,725	1,725
Chesapeake Funding II LLC, Ser 2018-2A, Cl A2
0.466%, VAR ICE LIBOR USD 1 Month + 0.370%, 08/15/2030 (A)	203	203
Chesapeake Funding II LLC, Ser 2018-3A, Cl A1 3.390%, 01/15/2031 (A)	276	280
Chesapeake Funding II LLC, Ser 2019-2A, Cl A1 1.950%, 09/15/2031 (A)	736	745
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2 0.326%, VAR ICE LIBOR USD 1 Month + 0.230%, 04/15/2033 (A)	603	604
CPS Auto Receivables Trust, Ser 2021-A, Cl A 0.350%, 01/16/2024 (A)	1,185	1,185
CPS Auto Receivables Trust, Ser 2021-A, Cl B 0.610%, 02/18/2025 (A)	895	897
CPS Auto Receivables Trust, Ser 2021-B, Cl A 0.370%, 03/17/2025 (A)	549	549
CPS Auto Receivables Trust, Ser 2021-B, Cl B 0.810%, 12/15/2025 (A)	1,100	1,101
CPS Auto Receivables Trust, Ser 2021-C, Cl B 0.840%, 07/15/2025 (A)	1,900	1,901

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A
2.380%, 11/15/2028 (A)	$3,505	$3,558
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl A
2.010%, 02/15/2029 (A)	885	899
Credit Acceptance Auto Loan Trust, Ser 2021-3A, Cl A
1.000%, 05/15/2030 (A)	570	572
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A1
0.425%, VAR ICE LIBOR USD 1 Month + 0.330%, 12/11/2034 (A)	1,315	1,317
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl A2 0.560%, 12/11/2034 (A)	1,010	1,012
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/2023 (A)	191	192
Drive Auto Receivables Trust, Ser 2018-2, Cl D
4.140%, 08/15/2024	425	432
Drive Auto Receivables Trust, Ser 2019-4, Cl B
2.230%, 01/16/2024	273	273
Drive Auto Receivables Trust, Ser 2020-1, Cl A3
2.020%, 11/15/2023	15	15
Drive Auto Receivables Trust, Ser 2021-1, Cl B
0.650%, 07/15/2025	385	386
DT Auto Owner Trust, Ser 2019-2A, Cl C 3.180%, 02/18/2025 (A)	1,032	1,042
DT Auto Owner Trust, Ser 2019-4A, Cl B 2.360%, 01/16/2024 (A)	966	970
DT Auto Owner Trust, Ser 2020-1A, Cl A 1.940%, 09/15/2023 (A)	38	38
DT Auto Owner Trust, Ser 2020-2A, Cl A 1.140%, 01/16/2024 (A)	283	284
DT Auto Owner Trust, Ser 2020-2A, Cl B 2.080%, 03/16/2026 (A)	1,026	1,040
DT Auto Owner Trust, Ser 2020-3A, Cl A 0.540%, 04/15/2024 (A)	1,009	1,010
DT Auto Owner Trust, Ser 2020-3A, Cl B 0.910%, 12/16/2024 (A)	1,615	1,623
DT Auto Owner Trust, Ser 2021-1A, Cl A 0.350%, 01/15/2025 (A)	1,364	1,365
DT Auto Owner Trust, Ser 2021-1A, Cl B 0.620%, 09/15/2025 (A)	580	581
DT Auto Owner Trust, Ser 2021-2A, Cl A 0.410%, 03/17/2025 (A)	635	635

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
DT Auto Owner Trust, Ser 2021-2A, Cl B 0.810%, 01/15/2027 (A)	$530	$532
DT Auto Owner Trust, Ser 2021-3A, Cl A 0.330%, 04/15/2025 (A)	1,410	1,410
Enterprise Fleet Financing LLC, Ser 2019-1, Cl A2
2.980%, 10/20/2024 (A)	321	323
Enterprise Fleet Financing LLC, Ser 2019-2, Cl A2
2.290%, 02/20/2025 (A)	369	373
Enterprise Fleet Financing LLC, Ser 2019-3, Cl A2
2.060%, 05/20/2025 (A)	809	819
Enterprise Fleet Financing LLC, Ser 2020-1, Cl A2
1.780%, 12/22/2025 (A)	1,321	1,338
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (A)	515	515
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A2
0.440%, 12/21/2026 (A)	2,235	2,238
Exeter Automobile Receivables Trust, Ser 2018-3A, Cl D
4.350%, 06/17/2024 (A)	618	632
Exeter Automobile Receivables Trust, Ser 2019-4A, Cl B
2.300%, 12/15/2023 (A)	240	241
Exeter Automobile Receivables Trust, Ser 2021-1A, Cl B
0.500%, 02/18/2025	1,585	1,587
Exeter Automobile Receivables Trust, Ser 2021-2A, Cl B
0.570%, 09/15/2025	1,275	1,277
FHF Trust, Ser 2021-2A, Cl A 0.830%, 12/15/2026 (A)	515	515
First Investors Auto Owner Trust, Ser 2019- 1A, Cl A 2.890%, 03/15/2024 (A)	14	14
First Investors Auto Owner Trust, Ser 2019- 2A, Cl A 2.210%, 09/16/2024 (A)	144	145
First Investors Auto Owner Trust, Ser 2021- 1A, Cl A 0.450%, 03/16/2026 (A)	2,121	2,123
Flagship Credit Auto Trust, Ser 2019-1, Cl A 3.110%, 08/15/2023 (A)	12	12
Flagship Credit Auto Trust, Ser 2019-2, Cl A 2.830%, 10/16/2023 (A)	201	202
Flagship Credit Auto Trust, Ser 2019-3, Cl C 2.740%, 10/15/2025 (A)	1,000	1,030

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Flagship Credit Auto Trust, Ser 2019-4, Cl A 2.170%, 06/17/2024 (A)	$880	$886
Flagship Credit Auto Trust, Ser 2020-1, Cl A 1.900%, 08/15/2024 (A)	256	258
Flagship Credit Auto Trust, Ser 2020-3, Cl A 0.700%, 04/15/2025 (A)	164	164
Flagship Credit Auto Trust, Ser 2020-4, Cl A 0.530%, 04/15/2025 (A)	961	963
Flagship Credit Auto Trust, Ser 2021-1, Cl A 0.310%, 06/16/2025 (A)	971	971
Flagship Credit Auto Trust, Ser 2021-2, Cl B 0.930%, 06/15/2027 (A)	755	757
Flagship Credit Auto Trust, Ser 2021-3, Cl A 0.360%, 07/15/2027 (A)	750	750
Foursight Capital Automobile Receivables Trust, Ser 2020-1, Cl A2
1.970%, 09/15/2023 (A)	21	21
Foursight Capital Automobile Receivables Trust, Ser 2021-1, Cl A2 0.400%, 08/15/2024 (A)	1,170	1,170
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A2 0.400%, 04/15/2025 (A)	535	535
Foursight Capital Automobile Receivables Trust, Ser 2021-2, Cl A3 0.810%, 05/15/2026 (A)	265	265
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A 2.470%, 11/15/2023 (A)	86	86
GLS Auto Receivables Issuer Trust, Ser 2020-1A, Cl A 2.170%, 02/15/2024 (A)	148	149
GLS Auto Receivables Issuer Trust, Ser 2020-4A, Cl A 0.520%, 02/15/2024 (A)	415	416
GLS Auto Receivables Issuer Trust, Ser 2021-1A, Cl B 0.820%, 04/15/2025 (A)	1,235	1,237
GLS Auto Receivables Trust, Ser 2021-2A, Cl A 0.310%, 11/15/2024 (A)	485	485
GLS Auto Receivables Trust, Ser 2021-2A, Cl B 0.770%, 09/15/2025 (A)	865	867
GM Financial Consumer Automobile Receivables Trust, Ser 2018-4, Cl A3 3.210%, 10/16/2023	271	273
JPMorgan Chase Bank- CACLN, Ser 2020-1, Cl B 0.991%, 01/25/2028 (A)	965	968

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
JPMorgan Chase Bank-CACLN, Ser 2020-2, Cl B 0.840%, 02/25/2028 (A)	$1,949	$1,952
Mercedes-Benz Auto Lease Trust, Ser 2020-B, Cl A3 0.400%, 11/15/2023	1,515	1,518
Nissan Auto Receivables Owner Trust, Ser 2019-C, Cl A3 1.930%, 07/15/2024	515	520
Prestige Auto Receivables Trust, Ser 2020-1A, Cl A2 0.520%, 02/15/2024 (A)	603	603
Santander Consumer Auto Receivables Trust, Ser 2020-AA, Cl A 1.370%, 10/15/2024 (A)	1,212	1,219
Santander Drive Auto Receivables Trust, Ser 2019-3, Cl C 2.490%, 10/15/2025	729	734
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl B 0.960%, 11/15/2024	1,450	1,455
Santander Drive Auto Receivables Trust, Ser 2020-2, Cl C 1.460%, 09/15/2025	300	303
Santander Drive Auto Receivables Trust, Ser 2020-3, Cl A3 0.520%, 07/15/2024	1,500	1,501
Santander Drive Auto Receivables Trust, Ser 2020-4, Cl C 1.010%, 01/15/2026	860	867
Santander Drive Auto Receivables Trust, Ser 2021-1, Cl A2 0.290%, 11/15/2023	275	275
Santander Drive Auto Receivables Trust, Ser 2021-2, Cl B 0.590%, 09/15/2025	410	411
Santander Drive Auto Receivables Trust, Ser 2021-3, Cl B 0.600%, 12/15/2025	495	496
Santander Retail Auto Lease Trust, Ser 2021-B, Cl A2 0.310%, 01/22/2024 (A)	930	930
Securitized Term Auto Receivables Trust, Ser 2019-1A, Cl A3 2.986%, 02/27/2023 (A)	188	189
Tesla Auto Lease Trust, Ser 2019-A, Cl A2 2.130%, 04/20/2022 (A)	543	545
Tesla Auto Lease Trust, Ser 2020-A, Cl A2 0.550%, 05/22/2023 (A)	638	638
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2 1.390%, 08/15/2024 (A)	508	510

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (A)	$1,405	$1,418
Toyota Auto Receivables Owner Trust, Ser 2018-B, Cl A3
2.960%, 09/15/2022	23	23
Tricolor Auto Securitization Trust, Ser 2021-1A, Cl A 0.740%, 04/15/2024 (A)	919	919
UNIFY Auto Receivables Trust, Ser 2021-1A, Cl A2 0.390%, 02/15/2024 (A)	1,271	1,271
United Auto Credit Securitization Trust, Ser 2021-1, Cl B 0.680%, 03/11/2024 (A)	2,025	2,028
Volkswagen Auto Loan Enhanced Trust, Ser 2020-1, Cl A2A 0.930%, 12/20/2022	71	71
Westlake Automobile Receivables Trust, Ser 2018-3A, Cl D 4.000%, 10/16/2023 (A)	1,652	1,671
Westlake Automobile Receivables Trust, Ser 2019-2A, Cl C 2.840%, 07/15/2024 (A)	1,290	1,303
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl A2 2.150%, 02/15/2023 (A)	22	22
Westlake Automobile Receivables Trust, Ser 2019-3A, Cl B 2.410%, 10/15/2024 (A)	2,130	2,139
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl A2 0.560%, 05/15/2024 (A)	677	678
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl B 0.780%, 11/17/2025 (A)	330	332
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl B 0.640%, 03/16/2026 (A)	950	952
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl A2A 0.320%, 04/15/2025 (A)	615	615
Westlake Automobile Receivables Trust, Ser 2021-2A, Cl B 0.620%, 07/15/2026 (A)	485	485
Wheels SPV 2 LLC, Ser 2020-1A, Cl A2 0.510%, 08/20/2029 (A)	439	440
Wheels SPV 2 LLC, Ser 2021-1A, Cl A 0.368%, VAR ICE LIBOR USD 1 Month + 0.280%, 08/20/2029 (A)	2,367	2,369

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
World Omni Auto Receivables Trust, Ser 2020-B, Cl A2A 0.550%, 07/17/2023	$410	$411

		98,374

Credit Cards — 0.6%
Capital One Multi-Asset Execution Trust, Ser 2019-A2, Cl A2 1.720%, 08/15/2024	310	315
Mercury Financial Credit Card Master Trust, Ser 2021-1A, Cl A 1.540%, 03/20/2026 (A)	1,225	1,229
Synchrony Card Funding LLC, Ser 2019-A1, Cl A 2.950%, 03/15/2025	2,675	2,714

		4,258

Mortgage Related Securities — 0.2%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A 0.764%, VAR ICE LIBOR USD 1 Month + 0.680%, 01/25/2035	87	87
Asset Backed Securities Home Equity Loan Trust, Ser 2006-HE1, Cl A4 0.684%, VAR ICE LIBOR USD 1 Month + 0.600%, 01/25/2036	1,191	1,192

		1,279

Other Asset-Backed Securities — 13.8%
Affirm Asset Securitization Trust, Ser 2020-Z1, Cl A 3.460%, 10/15/2024 (A)	199	202
Affirm Asset Securitization Trust, Ser 2020-Z2, Cl A 1.900%, 01/15/2025 (A)	509	513
Affirm Asset Securitization Trust, Ser 2021-A, Cl A 0.880%, 08/15/2025 (A)	290	291
Affirm Asset Securitization Trust, Ser 2021-B, Cl A 1.030%, 08/17/2026 (A)	740	741
Affirm Asset Securitization Trust, Ser 2021-Z1, Cl A 1.070%, 08/15/2025 (A)	939	940
Amur Equipment Finance Receivables IX LLC, Ser 2021-1A, Cl A2 0.750%, 11/20/2026 (A)	1,070	1,071
Apidos CLO XII, Ser 2018-12A, Cl AR 1.206%, VAR ICE LIBOR USD 3 Month + 1.080%, 04/15/2031 (A)	925	925

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Atlas Senior Loan Fund IX LLC, Ser 2018-9A, Cl A 1.004%, VAR ICE LIBOR USD 3 Month + 0.870%, 04/20/2028 (A)	$759	$758
Avant Loans Funding Trust, Ser 2021-REV1, Cl A 1.210%, 07/15/2030 (A)	610	611
Bayview Opportunity Master Fund IVb Trust, Ser 2017-RT6, Cl A 3.500%, 10/28/2057 (A)(B)	307	309
Benefit Street Partners CLO X, Ser 2021-10A, Cl X 0.734%, VAR ICE LIBOR USD 3 Month + 0.600%, 04/20/2034 (A)	563	562
Carbone CLO, Ser 2017-1A, Cl A1 1.274%, VAR ICE LIBOR USD 3 Month + 1.140%, 01/20/2031 (A)	350	350
Carlyle Global Market Strategies CLO, Ser 2017-2A, Cl AR 1.024%, VAR ICE LIBOR USD 3 Month + 0.890%, 01/18/2029 (A)	247	247
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2 1.104%, VAR ICE LIBOR USD 3 Month + 0.970%, 04/17/2031 (A)	997	998
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3 1.000%, VAR ICE LIBOR USD 3 Month + 0.980%, 07/20/2031 (A)	1,940	1,940
CCG Receivables Trust, Ser 2021-1, Cl A2 0.300%, 06/14/2027 (A)	345	345
CIFC Funding, Ser 2017-1A, Cl ARR 1.248%, VAR ICE LIBOR USD 3 Month + 1.110%, 01/22/2031 (A)	750	750
CIFC Funding, Ser 2018-3A, Cl AR 1.004%, VAR ICE LIBOR USD 3 Month + 0.870%, 04/19/2029 (A)	850	850
CIFC Funding, Ser 2020-2A, Cl A1 1.784%, VAR ICE LIBOR USD 3 Month + 1.650%, 08/24/2032 (A)	1,200	1,200
CIFC Funding, Ser 2020-2A, Cl AR2 1.136%, VAR ICE LIBOR USD 3 Month + 1.010%, 04/15/2030 (A)	1,550	1,551
Cloud Pass-Through Trust, Ser 2019-1A, Cl CLOU 3.554%, 12/05/2022 (A)(B)	116	116
CNH Equipment Trust, Ser 2020-A, Cl A2 1.080%, 07/17/2023	171	171
Columbia Cent CLO, Ser 2018-27A, Cl A1 1.275%, VAR ICE LIBOR USD 3 Month + 1.150%, 10/25/2028 (A)	703	703

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Conn’s Receivables Funding LLC, Ser 2020-A, Cl A 1.710%, 06/16/2025 (A)	$165	$166
Consumer Loan Underlying Bond CLUB Credit Trust, Ser 2020-P1, Cl A 2.260%, 03/15/2028 (A)	140	141
Crossroads Asset Trust, Ser 2021-A, Cl A1 0.374%, 12/20/2021 (A)	254	254
Crossroads Asset Trust, Ser 2021-A, Cl A2 0.820%, 03/20/2024 (A)	805	806
FCI Funding LLC, Ser 2021-1A, Cl A 1.130%, 04/15/2033 (A)	401	401
Ford Credit Floorplan Master Owner Trust A, Ser 2018-3, Cl A1 3.520%, 10/15/2023	850	854
Ford Credit Floorplan Master Owner Trust A, Ser 2019-2, Cl B 3.250%, 04/15/2026	1,290	1,376
Galaxy XV CLO, Ser 2021-15A, Cl ARR 1.096%, VAR ICE LIBOR USD 3 Month + 0.970%, 10/15/2030 (A)	1,000	1,001
Galaxy XXIII CLO, Ser 2021-23A, Cl AR 0.995%, VAR ICE LIBOR USD 3 Month + 0.870%, 04/24/2029 (A)	1,432	1,432
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A 2.740%, 02/25/2039 (A)	1,907	1,990
Home Partners of America Trust, Ser 2017-1, Cl B 1.443%, VAR ICE LIBOR USD 1 Month + 1.350%, 07/17/2034 (A)	1,000	1,003
Home Partners of America Trust, Ser 2018-1, Cl A 0.993%, VAR ICE LIBOR USD 1 Month + 0.900%, 07/17/2037 (A)	1,076	1,078
HPEFS Equipment Trust, Ser 2021-2A, Cl B 0.610%, 09/20/2028 (A)	535	535
HPS Loan Management, Ser 2021-19, Cl XR 0.725%, VAR ICE LIBOR USD 3 Month + 0.600%, 01/25/2034 (A)	870	870
John Deere Owner Trust, Ser 2021-A, Cl A2 0.200%, 12/15/2023	690	690
KKR CLO 21, Ser 2018-21, Cl A 1.126%, VAR ICE LIBOR USD 3 Month + 1.000%, 04/15/2031 (A)	775	775
KKR CLO, Ser 2017-11, Cl AR 1.306%, VAR ICE LIBOR USD 3 Month + 1.180%, 01/15/2031 (A)	750	750
LCM XXIII, Ser 2020-23A, Cl A1R 1.204%, VAR ICE LIBOR USD 3 Month + 1.070%, 10/20/2029 (A)	940	940

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
LCM XXIV, Ser 2021-24A, Cl AR 1.114%, VAR ICE LIBOR USD 3 Month + 0.980%, 03/20/2030 (A)	$1,000	$1,000
Madison Park Funding XVII, Ser 2021-17A, Cl AR2 1.134%, VAR ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)	1,685	1,684
Madison Park Funding XXX, Ser 2018-30A, Cl A 0.876%, VAR ICE LIBOR USD 3 Month + 0.750%, 04/15/2029 (A)	1,346	1,346
Magnetite VII, Ser 2018-7A, Cl A1R2 0.926%, VAR ICE LIBOR USD 3 Month + 0.800%, 01/15/2028 (A)	1,235	1,236
Magnetite VIII, Ser 2018-8A, Cl AR2 1.106%, VAR ICE LIBOR USD 3 Month + 0.980%, 04/15/2031 (A)	685	685
Marlette Funding Trust, Ser 2019-2A, Cl A 3.130%, 07/16/2029 (A)	28	28
Marlette Funding Trust, Ser 2019-3A, Cl A 2.690%, 09/17/2029 (A)	32	32
Marlette Funding Trust, Ser 2019-4A, Cl A 2.390%, 12/17/2029 (A)	143	143
Marlette Funding Trust, Ser 2020-1A, Cl A 2.240%, 03/15/2030 (A)	65	65
Marlette Funding Trust, Ser 2020-2A, Cl A 1.020%, 09/16/2030 (A)	61	61
Marlette Funding Trust, Ser 2021-1A, Cl A 0.600%, 06/16/2031 (A)	284	284
Marlette Funding Trust, Ser 2021-2A, Cl A 0.510%, 09/15/2031 (A)	525	525
MetLife Securitization Trust, Ser 2017-1A, Cl A 3.000%, 04/25/2055 (A)(B)	146	149
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1 2.750%, 01/25/2061 (A)(B)	262	266
MMAF Equipment Finance LLC, Ser 2018-A, Cl A3 3.200%, 09/12/2022 (A)	333	333
MMAF Equipment Finance LLC, Ser 2019-B, Cl A2 2.070%, 10/12/2022 (A)	77	78
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A2 0.380%, 08/14/2023 (A)	985	986
Morgan Stanley Capital 1 Trust, Ser 2012-STAR, Cl A1 2.084%, 08/05/2034 (A)	45	45
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A 2.400%, 10/15/2068 (A)	597	610

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2020-CA, Cl A1 0.846%, VAR ICE LIBOR USD 1 Month + 0.750%, 11/15/2068 (A)	$1,377	$1,379
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A 1.690%, 05/15/2069 (A)	1,432	1,448
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A 0.840%, 05/15/2069 (A)	685	685
Navient Student Loan Trust, Ser 2018-1A, Cl A2 0.434%, VAR ICE LIBOR USD 1 Month + 0.350%, 03/25/2067 (A)	374	374
Navient Student Loan Trust, Ser 2019-2A, Cl A1 0.354%, VAR ICE LIBOR USD 1 Month + 0.270%, 02/27/2068 (A)	34	34
Navistar Financial Dealer Note Master Trust, Ser 2020-1, Cl A 1.034%, VAR ICE LIBOR USD 1 Month + 0.950%, 07/25/2025 (A)	435	437
Neuberger Berman Loan Advisers CLO 25, Ser 2021-25A, Cl AR 1.064%, VAR ICE LIBOR USD 3 Month + 0.930%, 10/18/2029 (A)	2,065	2,064
New Residential Mortgage LLC, Ser 2018-FNT2, Cl A 3.790%, 07/25/2054 (A)	252	252
NextGear Floorplan Master Owner Trust, Ser 2019-1A, Cl A1 0.746%, VAR ICE LIBOR USD 1 Month + 0.650%, 02/15/2024 (A)	1,140	1,143
NextGear Floorplan Master Owner Trust, Ser 2020-1A, Cl A1 0.896%, VAR ICE LIBOR USD 1 Month + 0.800%, 02/15/2025 (A)	2,250	2,270
Nissan Master Owner Trust Receivables, Ser 2019-A, Cl A 0.656%, VAR ICE LIBOR USD 1 Month + 0.560%, 02/15/2024	5,105	5,117
Nissan Master Owner Trust Receivables, Ser 2019-B, Cl A 0.526%, VAR ICE LIBOR USD 1 Month + 0.430%, 11/15/2023	500	500
NYCTL Trust, Ser 2019-A, Cl A 2.190%, 11/10/2032 (A)	203	203
OCP CLO, Ser 2018-5A, Cl A1R 1.205%, VAR ICE LIBOR USD 3 Month + 1.080%, 04/26/2031 (A)	300	300

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 30, Ser 2021-1A, Cl A1R 1.134%, VAR ICE LIBOR USD 3 Month + 1.000%, 03/17/2030 (A)	$670	$670
Octagon Investment Partners XVI, Ser 2018-1A, Cl A1R 1.154%, VAR ICE LIBOR USD 3 Month + 1.020%, 07/17/2030 (A)	350	350
Octagon Investment Partners XXI, Ser 2021-1A, Cl XR3 0.775%, VAR ICE LIBOR USD 3 Month + 0.650%, 02/14/2031 (A)	150	150
OHA Credit Funding 3, Ser 2021-3A, Cl XR 0.748%, VAR ICE LIBOR USD 3 Month + 0.600%, 07/02/2035 (A)	750	750
Onemain Financial Issuance Trust, Ser 2018-1A, Cl A 3.300%, 03/14/2029 (A)	296	297
OneMain Financial Issuance Trust, Ser 2019-1A, Cl A 3.480%, 02/14/2031 (A)	378	378
OZLM VII, Ser 2018-7RA, Cl A1R 1.144%, VAR ICE LIBOR USD 3 Month + 1.010%, 07/17/2029 (A)	921	922
OZLM XII, Ser 2018-12A, Cl A1R 1.179%, VAR ICE LIBOR USD 3 Month + 1.050%, 04/30/2027 (A)	198	198
Palmer Square CLO, Ser 2018-3A, Cl A2 1.475%, VAR ICE LIBOR USD 3 Month + 1.350%, 08/15/2026 (A)	820	820
Palmer Square Loan Funding, Ser 2021-3A, Cl A1 0.971%, VAR ICE LIBOR USD 3 Month + 0.800%, 07/20/2029 (A)	1,300	1,300
PFS Financing, Ser 2018-F, Cl A 3.520%, 10/15/2023 (A)	1,420	1,422
PFS Financing, Ser 2020-B, Cl A 1.210%, 06/15/2024 (A)	695	700
PFS Financing, Ser 2020-F, Cl A 0.930%, 08/15/2024 (A)	2,015	2,025
Regional Management Issuance Trust, Ser 2019-1, Cl A 3.050%, 11/15/2028 (A)	175	177
SCF Equipment Leasing LLC, Ser 2020-1A, Cl A2 0.680%, 10/20/2025 (A)	709	710
SCF Equipment Leasing LLC, Ser 2021-1A, Cl A2 0.420%, 08/20/2026 (A)	1,711	1,712

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A 1.595%, VAR ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)	$2,070	$2,069
Shackleton CLO, Ser 2018-6RA, Cl A 1.154%, VAR ICE LIBOR USD 3 Month + 1.020%, 07/17/2028 (A)	548	548
SMB Private Education Loan Trust, Ser 2020-A, Cl A1 0.393%, VAR ICE LIBOR USD 1 Month + 0.300%, 03/15/2027 (A)	170	170
SMB Private Education Loan Trust, Ser 2021-A, Cl A1 0.596%, VAR ICE LIBOR USD 1 Month + 0.500%, 01/15/2053 (A)	840	841
SoFi Consumer Loan Program Trust, Ser 2019-1, Cl B 3.450%, 02/25/2028 (A)	691	693
SoFi Consumer Loan Program Trust, Ser 2019-2, Cl A 3.010%, 04/25/2028 (A)	8	8
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A 2.900%, 05/25/2028 (A)	119	120
SoFi Consumer Loan Program Trust, Ser 2019-4, Cl A 2.450%, 08/25/2028 (A)	359	361
SoFi Consumer Loan Program Trust, Ser 2020-1, Cl A 2.020%, 01/25/2029 (A)	370	372
SoFi Professional Loan Program Trust, Ser 2020-A, Cl A1FX 2.060%, 05/15/2046 (A)	308	309
SOUND POINT CLO XVII, Ser 2021-3A, Cl A1R 1.114%, VAR ICE LIBOR USD 3 Month + 0.980%, 10/20/2030 (A)	750	750
Structured Asset Investment Loan Trust, Ser 2005-6, Cl M2 0.864%, VAR ICE LIBOR USD 1 Month + 0.780%, 07/25/2035	923	923
Symphony CLO XIV, Ser 2019-14A, Cl AR 1.083%, VAR ICE LIBOR USD 3 Month + 0.950%, 07/14/2026 (A)	535	535
Symphony CLO XVIII, Ser 2021-18A, Cl X 0.000%, 07/23/2033 (A)(C)	1,000	1,000
Towd Point Mortgage Trust, Ser 2016-1, Cl A1B 2.750%, 02/25/2055 (A)(B)	39	39
Towd Point Mortgage Trust, Ser 2016-3, Cl A1 2.250%, 04/25/2056 (A)(B)	51	51

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2016-4, Cl A1 2.250%, 07/25/2056 (A)(B)	$152	$153
Towd Point Mortgage Trust, Ser 2017-1, Cl A1 2.750%, 10/25/2056 (A)(B)	649	658
Towd Point Mortgage Trust, Ser 2017-2, Cl A1 2.750%, 04/25/2057 (A)(B)	819	829
Towd Point Mortgage Trust, Ser 2017-4, Cl A1 2.750%, 06/25/2057 (A)(B)	530	542
Towd Point Mortgage Trust, Ser 2017-5, Cl A1 0.684%, VAR ICE LIBOR USD 1 Month + 0.600%, 02/25/2057 (A)	388	388
Towd Point Mortgage Trust, Ser 2017-6, Cl A1 2.750%, 10/25/2057 (A)(B)	153	155
Towd Point Mortgage Trust, Ser 2019-HY2, Cl A1 1.084%, VAR ICE LIBOR USD 1 Month + 1.000%, 05/25/2058 (A)	420	423
Tryon Park CLO, Ser 2018-1A, Cl A1SR 1.016%, VAR ICE LIBOR USD 3 Month + 0.890%, 04/15/2029 (A)	1,757	1,759
Upstart Securitization Trust, Ser 2020-3, Cl A 1.702%, 11/20/2030 (A)	904	909
Upstart Securitization Trust, Ser 2021-2, Cl A 0.910%, 06/20/2031 (A)	1,247	1,248
VERDE CLO, Ser 2021-1A, Cl XR 0.876%, VAR ICE LIBOR USD 3 Month + 0.750%, 04/15/2032 (A)	613	612
Vibrant CLO VI, Ser 2021-6A, Cl AR 1.085%, VAR ICE LIBOR USD 3 Month + 0.950%, 06/20/2029 (A)	1,250	1,250
Voya CLO, Ser 2017-1A, Cl A1R 1.034%, VAR ICE LIBOR USD 3 Month + 0.900%, 01/18/2029 (A)	380	381
Voya CLO, Ser 2018-2A, Cl AR 1.108%, VAR ICE LIBOR USD 3 Month + 0.970%, 07/23/2027 (A)	1,241	1,241
Voya CLO, Ser 2020-1A, Cl AR 1.186%, VAR ICE LIBOR USD 3 Month + 1.060%, 04/15/2031 (A)	650	651
Voya CLO, Ser 2021-1A, Cl A1R 1.084%, VAR ICE LIBOR USD 3 Month + 0.950%, 04/17/2030 (A)	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2021-2A, Cl A1R 1.106%, VAR ICE LIBOR USD 3 Month + 0.980%, 06/07/2030 (A)	$2,275	$2,274

		92,811

Total Asset-Backed Securities (Cost $196,631) ($ Thousands)		196,722

MORTGAGE-BACKED SECURITIES — 17.0%

Agency Mortgage-Backed Obligations — 2.5%
FHLMC 3.500%, 12/01/2034	1,264	1,362
0.200%, 12/30/2022	3,400	3,400
FHLMC ARM 2.088%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.028%, 02/01/2030	11	11
1.495%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.370%, 02/01/2022	–	–
FHLMC CMO, Ser 2011-3896, Cl PA 4.000%, 03/15/2040	7	7
FHLMC CMO, Ser 2012-4030, Cl AN 1.750%, 04/15/2027	532	542
FHLMC CMO, Ser 2013-4159, Cl LA 3.500%, 02/15/2040	263	265
FHLMC CMO, Ser 2013-4272, Cl YG 2.000%, 11/15/2026	504	512
FHLMC CMO, Ser 2014-4297, Cl CA 3.000%, 12/15/2030	218	221
FHLMC CMO, Ser 2014-4379, Cl CB 2.250%, 04/15/2033	181	185
FHLMC CMO, Ser 2014-4385, Cl Q 3.000%, 07/15/2039	155	156
FHLMC CMO, Ser 2014-4387, Cl DA 3.000%, 01/15/2032	324	332
FHLMC CMO, Ser 2014-4390, Cl NC 3.000%, 05/15/2039	31	31
FHLMC CMO, Ser 2018-4818, Cl BD 3.500%, 03/15/2045	1,052	1,074
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1 2.592%, 04/25/2023	885	901
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A 2.770%, 05/25/2025	700	751
FNMA 6.000%, 01/01/2027 to 04/01/2040	116	137
5.500%, 12/01/2023 to 12/01/2024	89	91
5.000%, 02/01/2023 to 03/01/2025	9	10
3.000%, 10/01/2030	394	420

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA ARM 2.340%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.215%, 01/01/2029	$5	$5
2.295%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.045%, 05/01/2028	–	–
2.253%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.120%, 11/01/2025	1	1
2.171%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.113%, 11/01/2023	–	–
2.073%, VAR ICE LIBOR USD 6 Month + 1.823%, 09/01/2024	9	9
2.020%, VAR ICE LIBOR USD 6 Month + 1.770%, 09/01/2024	4	4
FNMA CMO, Ser 1993-58, Cl H 5.500%, 04/25/2023	1	1
FNMA CMO, Ser 2001-33, Cl FA 0.534%, VAR ICE LIBOR USD 1 Month + 0.450%, 07/25/2031	4	4
FNMA CMO, Ser 2002-64, Cl FG 0.339%, VAR ICE LIBOR USD 1 Month + 0.250%, 10/18/2032	1	1
FNMA CMO, Ser 2011-87, Cl JA 3.000%, 06/25/2040	95	96
FNMA CMO, Ser 2012-137, Cl UE 1.750%, 09/25/2041	322	330
FNMA CMO, Ser 2013-97, Cl KA 3.000%, 11/25/2031	68	71
FNMA CMO, Ser 2015-46, Cl BA 3.000%, 05/25/2041	166	168
FNMA CMO, Ser 2016-99, Cl H 3.000%, 08/25/2043	1,352	1,385
FNMA, Ser 2012-M4, Cl 1A2 2.976%, 04/25/2022 (B)	52	52
FNMA, Ser 2012-M9, Cl A2 2.482%, 04/25/2022	112	113
FNMA, Ser 2017-M13, Cl FA 0.484%, VAR LIBOR USD 1 Month + 0.400%, 10/25/2024	99	99
FREMF Mortgage Trust, Ser 2013-K32, Cl B 3.652%, 10/25/2046 (A)(B)	1,450	1,523
FREMF Mortgage Trust, Ser K33, Cl B 3.612%, 08/25/2046 (A)(B)	1,000	1,052
GNMA CMO, Ser 2010-151, Cl KA 3.000%, 09/16/2039	44	44
GNMA CMO, Ser 2011-158, Cl CA 3.000%, 10/20/2026	386	395
GNMA CMO, Ser 2013-190, Cl GA 2.500%, 11/20/2038	128	129

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2015-119, Cl TG 1.800%, 05/20/2041	$471	$473
GNMA CMO, Ser 2015-56, Cl LB 1.500%, 04/16/2040	667	672
Mortgage-Linked Amortizing Notes, Ser 2012-1, Cl A10 2.060%, 01/15/2022	187	188

		17,223

Non-Agency Mortgage-Backed Obligations — 14.5%
Angel Oak Mortgage Trust I LLC, Ser 2018-3, Cl A1 3.649%, 09/25/2048 (A)(B)	91	91
Angel Oak Mortgage Trust I LLC, Ser 2019-1, Cl A1 3.920%, 11/25/2048 (A)(B)	215	217
Angel Oak Mortgage Trust I LLC, Ser 2019-4, Cl A1 2.993%, 07/26/2049 (A)(B)	233	235
Angel Oak Mortgage Trust I, Ser 2019-2, Cl A1 3.628%, 03/25/2049 (A)(B)	312	315
Angel Oak Mortgage Trust, Ser 2020-1, Cl A1 2.466%, 12/25/2059 (A)(B)	86	86
Angel Oak Mortgage Trust, Ser 2020-2, Cl A1A 2.531%, 01/26/2065 (A)(B)	514	522
Angel Oak Mortgage Trust, Ser 2020-3, Cl A1 1.691%, 04/25/2065 (A)(B)	779	784
Angel Oak Mortgage Trust, Ser 2020-4, Cl A1 1.469%, 06/25/2065 (A)(B)	483	486
Angel Oak Mortgage Trust, Ser 2020-R1, Cl A1 0.990%, 04/25/2053 (A)(B)	622	622
Angel Oak Mortgage Trust, Ser 2021-1, Cl A1 0.909%, 01/25/2066 (A)(B)	1,348	1,340
Angel Oak Mortgage Trust, Ser 2021-3, Cl A1 1.068%, 05/25/2066 (A)(B)	896	897
Angel Oak Mortgage Trust, Ser 2021-5, Cl A1 0.951%, 07/25/2066 (A)(B)	1,435	1,435
Arroyo Mortgage Trust, Ser 2019-3, Cl A1 2.962%, 10/25/2048 (A)(B)	297	301
Banc of America Commercial Mortgage Securities Trust, Ser 2016-UB10, Cl A2 2.723%, 07/15/2049	102	102

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2 2.706%, 07/25/2035 (B)	$46	$46
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1 2.568%, 11/25/2035 (B)	7	7
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1 0.601%, 10/15/2053	852	852
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1 3.033%, 06/25/2035 (B)	29	29
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1 2.334%, 08/25/2035 (B)	58	58
BFLD Trust, Ser 2020-OBRK, Cl A 2.146%, VAR ICE LIBOR USD 1 Month + 2.050%, 11/15/2028 (A)	840	849
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1 1.449%, 05/25/2060 (A)(B)	445	446
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1 0.941%, 02/25/2049 (A)(B)	498	498
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1 0.970%, 03/25/2060 (A)(B)	681	682
BSREP Commercial Mortgage Trust, Ser DC, Cl A 1.050%, VAR ICE LIBOR USD 1 Month + 0.950%, 08/15/2038 (A)	1,840	1,841
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1 1.724%, 02/25/2055 (A)(B)	315	319
BWay Mortgage Trust, Ser 2013-1515, Cl A1 2.809%, 03/10/2033 (A)	356	368
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A 0.846%, VAR LIBOR USD 1 Month + 0.750%, 11/15/2035 (A)	137	137
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B 1.176%, VAR ICE LIBOR USD 1 Month + 1.080%, 10/15/2036 (A)	1,028	1,029
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A 1.016%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/15/2036 (A)	2,717	2,721
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A 0.748%, VAR ICE LIBOR USD 1 Month + 0.652%, 05/15/2038 (A)	1,025	1,026

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BX Commerical Mortgage Trust, Ser 2021-MFM1, Cl B 1.046%, VAR ICE LIBOR USD 1 Month + 0.950%, 01/15/2034 (A)	$1,370	$1,371
BX Trust, Ser 2021-MFM1, Cl A 0.796%, VAR ICE LIBOR USD 1 Month + 0.700%, 01/15/2034 (A)	1,265	1,266
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A 1.216%, VAR ICE LIBOR USD 1 Month + 1.120%, 06/15/2034 (A)	1,271	1,271
CHL Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1 0.624%, VAR ICE LIBOR USD 1 Month + 0.540%, 02/25/2035	12	12
CIM Trust, Ser 2017-7, Cl A 3.000%, 04/25/2057 (A)(B)	298	302
Citigroup Commercial Mortgage Trust, Ser SMRT, Cl A 4.149%, 01/10/2036 (A)	625	670
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A 2.658%, 09/25/2034 (B)	10	10
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1 2.800%, 03/25/2036 (B)	63	55
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1 3.044%, 02/25/2058 (A)(B)	323	331
Citigroup Mortgage Loan Trust, Ser 2019-IMC1, Cl A1 2.720%, 07/25/2049 (A)(B)	101	102
Cold Storage Trust, Ser 2020-ICE5, Cl A 0.996%, VAR ICE LIBOR USD 1 Month + 0.900%, 11/15/2037 (A)	1,617	1,620
COLT Funding LLC, Ser 2021-3R, Cl A1 1.051%, 12/25/2064 (A)(B)	775	775
COLT Mortgage Loan Trust, Ser 2020-1, Cl A1 2.488%, 02/25/2050 (A)(B)	188	189
COLT Mortgage Loan Trust, Ser 2020-1R, Cl A1 1.255%, 09/25/2065 (A)(B)	505	506
COLT Mortgage Loan Trust, Ser 2020-2, Cl A1 1.853%, 03/25/2065 (A)(B)	550	552
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1 1.325%, 10/26/2065 (A)(B)	449	450
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1 1.506%, 04/27/2065 (A)(B)	248	249

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1 0.910%, 06/25/2066 (A)(B)	$640	$637
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1 0.924%, 08/25/2066 (A)(B)	707	706
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1 0.798%, 07/27/2054 (A)	495	495
COLT Mortgage Pass-Through Certificates, Ser 2021-1R, Cl A1 0.857%, 05/25/2065 (A)(B)	979	980
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2 3.031%, 09/10/2047	32	33
COMM Mortgage Trust, Ser 2021-LBA, Cl B 1.046%, VAR ICE LIBOR USD 1 Month + 0.950%, 03/15/2038 (A)	2,470	2,472
COMM Mortgage Trust, Ser CR22, Cl A2 2.856%, 03/10/2048	260	260
COMM Mortgage Trust, Ser CR23, Cl A2 2.852%, 05/10/2048	445	448
Core Mortgage Trust, Ser 2019-CORE, Cl A 0.976%, VAR ICE LIBOR USD 1 Month + 0.880%, 12/15/2031 (A)	343	343
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B 1.326%, VAR LIBOR USD 1 Month + 1.230%, 05/15/2036 (A)	2,180	2,189
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A 1.076%, VAR ICE LIBOR USD 1 Month + 0.980%, 05/15/2036 (A)	745	747
Credit Suisse Mortgage Capital Certificates, Ser 2021-NQM4, Cl A1 1.101%, 05/25/2066 (A)(B)	1,438	1,438
CSMC Trust, Ser 2021-AFC1, Cl A1 0.830%, 03/25/2056 (A)(B)	710	708
CSMC, Ser 2021-NQM1, Cl A1 0.809%, 05/25/2065 (A)(B)	967	966
CSMC, Ser 2021-NQM3, Cl A1 1.015%, 04/25/2066 (A)(B)	1,288	1,287
DBCG Mortgage Trust, Ser 2017-BBG, Cl A 0.796%, VAR ICE LIBOR USD 1 Month + 0.700%, 06/15/2034 (A)	650	650
Deephaven Residential Mortgage Trust, Ser 2019-4A, Cl A1 2.791%, 10/25/2059 (A)(B)	509	511
Deephaven Residential Mortgage Trust, Ser 2020-2, Cl A1 1.692%, 05/25/2065 (A)	329	331

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1 0.715%, 05/25/2065 (A)(B)	$377	$376
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1 0.899%, 04/25/2066 (A)(B)	318	318
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1 1.178%, 10/25/2065 (A)(B)	161	161
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1 0.797%, 02/25/2066 (A)(B)	238	237
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1 0.931%, 06/25/2066 (A)(B)	472	472
Extended Stay America Trust, Ser ESH, Cl B 1.476%, VAR ICE LIBOR USD 1 Month + 1.380%, 07/15/2038 (A)	500	502
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-DNA3, Cl M3 4.784%, VAR ICE LIBOR USD 1 Month + 4.700%, 04/25/2028	1,473	1,512
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2015-HQ2, Cl M3 3.334%, VAR ICE LIBOR USD 1 Month + 3.250%, 05/25/2025	508	514
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2 5.984%, VAR ICE LIBOR USD 1 Month + 5.900%, 10/25/2028	698	732
FNMA Connecticut Avenue Securities, Ser 2018-C03, Cl 1EA2 0.934%, VAR ICE LIBOR USD 1 Month + 0.850%, 10/25/2030	164	163
GCAT Trust, Ser 2020-NQM2, Cl A1 1.555%, 04/25/2065 (A)	285	286
GCAT Trust, Ser 2021-CM1, Cl A 1.469%, 04/25/2065 (A)(B)	1,403	1,399
GCAT Trust, Ser 2021-NQM1, Cl A1 0.874%, 01/25/2066 (A)(B)	852	851
GCAT Trust, Ser 2021-NQM3, Cl A1 1.091%, 05/25/2066 (A)(B)	818	818
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1 3.241%, 11/19/2035 (B)	97	96
GS Mortgage Securities Trust, Ser 2016-GS4, Cl A2 2.905%, 11/10/2049	44	45
GS Mortgage Securities Trust, Ser 2021-RENT, Cl A 0.788%, VAR ICE LIBOR USD 1 Month + 0.700%, 11/21/2035 (A)	1,050	1,051

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1 2.687%, 07/25/2035 (B)	$126	$91
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1 2.820%, 05/25/2037 (B)	97	71
Impac CMB Trust, Ser 2004-9, Cl 1A1 0.844%, VAR ICE LIBOR USD 1 Month + 0.760%, 01/25/2035	25	25
Impac CMB Trust, Ser 2005-2, Cl 1A1 0.604%, VAR ICE LIBOR USD 1 Month + 0.520%, 04/25/2035	30	30
Impac CMB Trust, Ser 2005-3, Cl A1 0.564%, VAR ICE LIBOR USD 1 Month + 0.480%, 08/25/2035	32	31
Impac CMB Trust, Ser 2005-5, Cl A1 0.724%, VAR ICE LIBOR USD 1 Month + 0.320%, 08/25/2035	24	24
Impac CMB Trust, Ser 2005-8, Cl 1A 0.604%, VAR ICE LIBOR USD 1 Month + 0.520%, 02/25/2036	76	73
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1 1.071%, 06/25/2056 (A)(B)	1,093	1,093
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1 1.073%, 09/25/2056 (A)(B)	595	595
JPMorgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl A 0.896%, VAR ICE LIBOR USD 1 Month + 0.800%, 04/15/2038 (A)	1,167	1,168
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1 2.944%, 08/25/2035 (B)	31	29
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1 3.048%, 05/25/2037 (B)	59	55
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2 0.834%, VAR ICE LIBOR USD 1 Month + 0.750%, 04/25/2046 (A)	274	274
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1 1.350%, VAR SOFR30A + 1.300%, 03/25/2051 (A)	1,222	1,223
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl A 0.646%, VAR ICE LIBOR USD 1 Month + 0.550%, 12/15/2037 (A)	2,000	2,001
KNDL Mortgage Trust, Ser 2019-KNSQ, Cl A 0.896%, VAR LIBOR USD 1 Month + 0.800%, 05/15/2036 (A)	290	290

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2 2.579%, 03/10/2049 (A)	$2,444	$2,477
LSTAR Securities Investment, Ser 2019-4, Cl A1 2.586%, VAR ICE LIBOR USD 1 Month + 2.500%, 05/01/2024 (A)	476	469
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A 0.834%, VAR ICE LIBOR USD 1 Month + 0.750%, 04/25/2055 (A)	2,045	2,047
Merit, Ser 2020-HILL, Cl A 1.246%, VAR ICE LIBOR USD 1 Month + 1.150%, 08/15/2037 (A)	1,809	1,813
Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1 2.979%, 06/25/2037 (B)	63	52
MFA Trust, Ser 2020-NQM1, Cl A1 1.479%, 03/25/2065	236	237
MFA Trust, Ser 2020-NQM3, Cl A1 1.014%, 01/26/2065 (A)(B)	310	310
MFA Trust, Ser 2021-INV1, Cl A1 0.852%, 01/25/2056 (A)(B)	670	669
MFRA Trust, Ser 2021-NQM2, Cl A1 1.029%, 11/25/2064 (A)(B)	695	694
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B 1.197%, VAR ICE LIBOR USD 1 Month + 1.101%, 04/15/2038 (A)	4,075	4,080
MHP, Ser 2021-STOR, Cl A 0.796%, VAR ICE LIBOR USD 1 Month + 0.700%, 07/15/2038 (A)	325	325
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1 3.250%, 05/25/2062 (A)(B)	154	157
Mill City Mortgage Loan Trust, Ser 2018-2, Cl A1 3.500%, 05/25/2058 (A)(B)	456	466
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1 1.125%, 11/25/2060 (A)(B)	524	526
Mortgage Repurchase Agreement Financing Trust, Ser 2021-1, Cl A1 0.595%, VAR ICE LIBOR USD 1 Month + 0.500%, 03/10/2022 (A)	2,275	2,275
MortgageIT Trust, Ser 2005-5, Cl A1 0.604%, VAR ICE LIBOR USD 1 Month + 0.520%, 12/25/2035	69	70
MTRO Commercial Mortgage Trust, Ser 2019-TECH, Cl A 0.996%, VAR LIBOR USD 1 Month + 0.900%, 12/15/2033 (A)	775	774

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage LLC, Ser 2018-FNT1, Cl A 3.610%, 05/25/2023 (A)	$290	$291
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1 4.000%, 04/25/2057 (A)(B)	222	238
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1 4.000%, 08/27/2057 (A)(B)	530	566
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1 4.000%, 09/25/2057 (A)(B)	243	256
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1 2.492%, 09/25/2059 (A)(B)	143	144
New Residential Mortgage Loan Trust, Ser 2020-NQM1, Cl A1 2.464%, 01/26/2060 (A)(B)	619	625
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1 1.650%, 05/24/2060 (A)(B)	314	316
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1 0.941%, 09/25/2058 (A)(B)	336	337
OBX Trust, Ser 2018-1, Cl A2 0.734%, VAR ICE LIBOR USD 1 Month + 0.650%, 06/25/2057 (A)	42	42
OBX Trust, Ser 2018-EXP2, Cl 2A1A 0.834%, VAR ICE LIBOR USD 1 Month + 0.750%, 07/25/2058 (A)	10	10
OBX Trust, Ser 2021-NQM2, Cl A1 1.101%, 05/25/2061 (A)(B)	989	993
Paragon Mortgages, Ser 2006-12A, Cl A2C 0.345%, VAR ICE LIBOR USD 3 Month + 0.220%, 11/15/2038 (A)	91	88
PRPM LLC, Ser 2021-RPL1, Cl A1 1.319%, 07/25/2051 (A)(B)	354	355
Residential Funding Mortgage Securities, Ser 2007-SA3, Cl 2A1 4.247%, 07/27/2037 (B)	74	64
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1 2.376%, 02/25/2024 (A)(B)	163	165
RMF Buyout Issuance Trust, Ser 2020-1, Cl A 2.158%, 02/25/2030 (A)(B)	231	231
Sequoia Mortgage Trust, Ser 2004-12, Cl A1 0.628%, VAR ICE LIBOR USD 1 Month + 0.540%, 01/20/2035	11	11
Sequoia Mortgage Trust, Ser 2017-CH2, Cl A10 4.000%, 12/25/2047 (A)(B)	–	–

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A11 4.000%, 08/25/2048 (A)(B)	$–	$–
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1 4.500%, 08/25/2048 (A)(B)	109	111
SG Residential Mortgage Trust, Ser 2021-1, Cl A1 1.160%, 07/25/2061 (A)(B)	1,374	1,374
STAR Trust, Ser 2021-1, Cl A1 1.219%, 05/25/2065 (A)(B)	720	722
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1 2.275%, 02/25/2050 (A)(B)	278	281
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1 1.486%, 04/25/2065 (A)(B)	176	177
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1 0.943%, 05/25/2065 (A)(B)	389	390
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1 1.127%, 06/25/2056 (A)(B)	992	993
Toorak Mortgage, Ser 2021-INV1, Cl A1 1.153%, 07/25/2056 (A)(B)	638	640
TTAN, Ser 2021-MHC, Cl B 1.196%, VAR ICE LIBOR USD 1 Month + 1.100%, 03/15/2038 (A)	700	701
TTAN, Ser 2021-MHC, Cl A 0.946%, VAR ICE LIBOR USD 1 Month + 0.850%, 03/15/2038 (A)	1,085	1,086
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A3 3.595%, 01/10/2045	56	56
Verus Securitization Trust, Ser 2019-4, Cl A1 2.642%, 11/25/2059 (A)	225	228
Verus Securitization Trust, Ser 2019-INV3, Cl A1 2.692%, 11/25/2059 (A)(B)	250	254
Verus Securitization Trust, Ser 2020-1, Cl A1 2.417%, 01/25/2060 (A)	117	119
Verus Securitization Trust, Ser 2020-4, Cl A1 1.502%, 05/25/2065 (A)	358	360
Verus Securitization Trust, Ser 2021-1, Cl A2 1.052%, 01/25/2066 (A)(B)	694	694
Verus Securitization Trust, Ser 2021-1, Cl A1 0.815%, 01/25/2066 (A)(B)	532	532
Verus Securitization Trust, Ser 2021-2, Cl A1 1.031%, 02/25/2066 (A)(B)	654	654
Verus Securitization Trust, Ser 2021-R1, Cl A1 0.820%, 10/25/2063 (A)(B)	1,126	1,126

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R2, Cl A1 0.918%, 02/25/2064 (A)(B)	$1,051	$1,049
Verus Securitization Trust, Ser 2021-R3, Cl A1 1.020%, 04/25/2064 (A)(B)	797	794
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1 2.906%, 03/25/2036 (B)	106	107
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl AS 3.539%, 10/15/2045	620	636
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2 3.020%, 07/15/2058	738	753
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB 3.324%, 01/15/2059	532	559
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A2 3.118%, 01/15/2060	791	794

		97,242

Total Mortgage-Backed Securities (Cost $114,293) ($ Thousands)		114,465

U.S. TREASURY OBLIGATIONS — 6.5%
U.S. Treasury Bills 0.110%, 12/30/2021 (D)	1,025	1,025
U.S. Treasury Notes 1.750%, 02/28/2022	5,000	5,042
1.750%, 09/30/2022	25,330	25,778
0.500%, 03/15/2023	11,745	11,810

Total U.S. Treasury Obligations (Cost $43,571) ($ Thousands)		43,655

COMMERCIAL PAPER (D) — 2.0%
Arabella Fin Ltd 0.245%, 09/07/2021	3,500	3,500
HSBC USA Inc 0.402%, 02/04/2022	4,900	4,894
Nationalwest Markets PLC 0.351%, 02/22/2022	4,800	4,796

Total Commercial Paper (Cost $13,183) ($ Thousands)		13,190

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 1.7%

California — 0.4%
California State, Community College Districts, GO 0.250%, 12/30/2021	$1,585	$1,585
California State, GO Callable 10/01/2021 @ 100 0.863%, 04/01/2047 (E)	1,150	1,151
University of California, Ser BF, RB 0.455%, 05/15/2022	230	231

		2,967

Illinois — 0.0%
Chicago, Transit Authority, Ser B, RB 1.838%, 12/01/2023	145	149

New York — 0.6%
Long Island, Power Authority, Ser C, RB Callable 10/04/2021 @ 100 0.659%, 03/01/2022	790	790
New York, Transportation Development, RB 1.360%, 12/01/2021	535	536
Port Authority of New York & New Jersey, Ser 208, RB 2.667%, 09/15/2021	2,380	2,382

		3,708

Oklahoma — 0.2%
Oklahoma State, Turnpike Authority, RB 0.491%, 01/01/2022	1,575	1,577

South Carolina — 0.4%
South Carolina State, Public Service Authority, Ser E, RB 3.722%, 12/01/2023	2,470	2,634

Texas — 0.1%
Central Texas, Turnpike System, Ser B, RB 1.980%, 08/15/2042 (E)	375	380
Houston, Texas Airport System Revenue, Ser C, RB 0.883%, 07/01/2022	180	181

		561

Total Municipal Bonds (Cost $11,589) ($ Thousands)		11,596

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATION — 0.5%
FFCB 0.530%, 01/18/2022	$3,650	$3,656

Total U.S. Government Agency Obligation
(Cost $3,650) ($ Thousands)		3,656

SOVEREIGN DEBT — 0.3%
Province of Quebec Canada 2.375%, 01/31/2022	2,100	2,119

Total Sovereign Debt
(Cost $2,103) ($ Thousands)		2,119

	Shares

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	2,358,952	2,359

Total Cash Equivalent
(Cost $2,359) ($ Thousands)		2,359

Description	Face Amount (Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT — 1.0%
BNP Paribas 0.050%, dated 08/31/2021, to be repurchased on 09/01/2021, repurchase price $6,800,009 (collateralized by various U.S. Government Agency, 1.500% - 4.500%, 01/31/2022 – 09/01/2050, ranging in par value from $100 - $7,549,564; with total market value of $6,936,000) (F)	$6,800	$6,800

Total Repurchase Agreement
(Cost $6,800) ($ Thousands)		6,800

Total Investments in Securities — 99.7%
(Cost $668,807) ($ Thousands)		$670,013

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	89	Jan-2022	$19,596	$19,609	$13
U.S. 5-Year Treasury Note	15	Jan-2022	1,852	1,856	4

			21,448	21,465	17

Short Contracts
U.S. 10-Year Treasury Note	(39)	Dec-2021	$(5,200)	$(5,205)	$(4)
U.S. Long Treasury Bond	(1)	Dec-2021	(163)	(163)	–

			(5,363)	(5,368)	(4)

			$16,085	$16,097	$13

Percentages are based on Net Assets of $671,989 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
On August 31, 2021, the value of these securities amounted to $325,951 ($ Thousands), representing 48.5% of the Net Assets of the Fund.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	No interest rate available.
(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(F)	Tri-Party Repurchase Agreement.

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF— Freddie Mac Multi-Family

GMAC — General Motors Acceptance Corporation

GNMA — Government National Mortgage Association

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Ultra Short Duration Bond Fund (Concluded)

NASDAQ — National Association of Securities Dealers and Automated Quotations

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	275,451	–	275,451
Asset-Backed Securities	–	196,722	–	196,722
Mortgage-Backed Securities	–	114,465	–	114,465
U.S. Treasury Obligations	–	43,655	–	43,655
Commercial Paper	–	13,190	–	13,190
Municipal Bonds	–	11,596	–	11,596
U.S. Government Agency Obligation	–	3,656	–	3,656
Sovereign Debt	–	2,119	–	2,119
Cash Equivalent	2,359	–	–	2,359
Repurchase Agreement	–	6,800	–	6,800

Total Investments in Securities	2,359	667,654	–	670,013

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	17	–	–	17
Unrealized Depreciation	(4)	–	–	(4)

Total Other Financial Instruments	13	–	–	13

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the transactions with affiliates for the period ended August 31, 2021:

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$3,695	$41,917	$(43,253)	$—	$—	$2,359	2,358,952	$—	$—

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS — 94.8%

Angola — 0.9%
Angola Via Avenir II BV MTN
7.661%, VAR ICE LIBOR USD 6 Month +7.500%, 07/01/2023		$3,595	$3,541
Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		3,159	2,937
Angolan Government International Bond
9.375%, 05/08/2048		4,475	4,754
9.375%, 05/08/2048 (A)		590	627
8.250%, 05/09/2028		2,096	2,231
Angolan Government International Bond MTN
9.125%, 11/26/2049 (A)		1,550	1,617
9.125%, 11/26/2049		572	597
8.000%, 11/26/2029		4,806	5,057

			21,361

Argentina — 1.2%
Argentine Republic Government International Bond
3.875%, 07/09/2022		5,633	2,313
3.500%, 07/09/2022		8,230	3,208
1.500%, 07/09/2022		2,237	781
1.500%, 07/09/2022		1,765	621
1.000%, 07/09/2029		9,054	3,707
0.750%, 07/09/2023		38,500	15,023
0.500%, 07/09/2029	EUR	13	6
0.125%, 07/09/2030		407	184
MercadoLibre
3.125%, 01/14/2031		1,079	1,065
Provincia de Buenos Aires
7.875%, 06/15/2027		$454	245
5.375%, 01/20/2023	EUR	910	548
Provincia de Cordoba
5.000%, 12/10/2025 (A)		$721	554
Rio Energy
6.875%, 02/01/2025 (A)		372	290

			28,545

Armenia — 0.1%
Armenia Government International Bond
3.600%, 02/02/2031		1,447	1,374
3.600%, 02/02/2031 (A)		663	630

			2,004

Azerbaijan — 0.8%
Azerbaijan Government International Bond
5.125%, 09/01/2029		2,772	3,115
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		2,102	2,490
6.875%, 03/24/2026		5,977	7,081
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		3,691	4,577

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
State Oil of the Azerbaijan Republic MTN
4.750%, 03/13/2023		$1,100	$1,155
4.750%, 03/13/2023		229	241

			18,659

Bahamas — 0.0%
Bahamas Government International Bond
8.950%, 10/15/2032 (A)		771	838
6.000%, 11/21/2028		299	292

			1,130

Bahrain — 0.9%
Bahrain Government International Bond
7.000%, 10/12/2028 (A)		756	833
6.750%, 09/20/2029 (A)		672	728
6.125%, 08/01/2023		849	905
6.000%, 09/19/2044		402	377
5.625%, 09/30/2031 (A)		1,867	1,867
5.625%, 09/30/2031		980	980
5.450%, 09/16/2032		4,714	4,624
5.450%, 09/16/2032 (A)		3,733	3,662
Bahrain Government International Bond MTN
6.250%, 01/25/2051		1,319	1,236
5.250%, 01/25/2033 (A)		2,874	2,767
4.250%, 01/25/2028		1,254	1,250
CBB International Sukuk Programme WLL
3.950%, 09/16/2027		1,071	1,090
Oil and Gas Holding BSCC (A)
8.375%, 11/07/2028		810	936
7.625%, 11/07/2024		858	948

			22,203

Belarus — 0.4%
Belarus Government International Bond
7.625%, 06/29/2027		596	580
6.200%, 02/28/2030		2,391	2,084
6.200%, 02/28/2030 (A)		134	117
5.875%, 02/24/2026		2,925	2,708
Belarus Ministry of Finance
6.378%, 02/24/2031		1,400	1,217
6.378%, 02/24/2031 (A)		1,061	923
Development Bank of the Republic of Belarus JSC
6.750%, 05/02/2024		1,681	1,565

			9,194

Belize — 0.0%
Belize Government International Bond
4.938%, 02/20/2038		1,613	633

Benin — 0.0%
Benin Government International Bond
6.875%, 01/19/2052	EUR	115	143

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.950%, 01/22/2035	EUR	581	$681
4.875%, 01/19/2032		156	186

			1,010

Bermuda — 0.2%
Bermuda Government International Bond
4.750%, 02/15/2029		$1,764	2,069
3.717%, 01/25/2027		1,093	1,195
2.375%, 08/20/2030		306	307

			3,571

Brazil — 5.6%
Brazil Letras do Tesouro Nacional (B)
7.296%, 07/01/2023	BRL	23,000	3,838
7.125%, 01/01/2024		79,000	12,547
4.710%, 01/01/2022		44,000	8,409
Brazil Loan Trust 1
5.477%, 07/24/2023 (A)		$1,037	1,073
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		1,343	1,452
5.333%, 02/15/2028		1,329	1,437
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 05/15/2045	BRL	1,442	1,191
6.000%, 08/15/2050		2,437	2,041
Brazil Notas do Tesouro Nacional, Ser F
10.000%, 01/01/2023		122,357	24,307
10.000%, 01/01/2025		59,632	11,799
10.000%, 01/01/2027		83,133	16,245
10.000%, 01/01/2029		39,168	7,587
10.000%, 01/01/2031		9,046	1,716
Brazil Notas do Tesouro Nacional Serie B
6.000%, 08/15/2026		1,000	758
Brazilian Government International Bond
5.625%, 01/07/2041		$663	705
5.625%, 02/21/2047		928	988
5.000%, 01/27/2045		3,810	3,759
4.750%, 01/14/2050		1,865	1,765
4.500%, 05/30/2029		965	1,021
3.875%, 06/12/2030		3,808	3,817
3.750%, 09/12/2031		6,543	6,445
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		232	236
CSN Inova Ventures
6.750%, 01/28/2028 (A)		800	880
6.750%, 01/28/2028		430	473
CSN Resources
4.625%, 06/10/2031 (A)		1,065	1,106
Gol Finance
7.000%, 01/31/2025 (A)(C)		1,322	1,256
Iochpe-Maxion Austria GmbH
5.000%, 05/07/2028 (A)		866	882
Klabin Austria GmbH
3.200%, 01/12/2031 (A)		1,338	1,316

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		$4,853	$5,051
Minerva Luxembourg
4.375%, 03/18/2031 (A)		1,989	1,954
MV24 Capital BV
6.748%, 06/01/2034 (A)		962	1,047
Petrobras Global Finance BV
5.500%, 06/10/2051		698	697
StoneCo
3.950%, 06/16/2028		2,190	2,113
Suzano Austria GmbH (A)
7.000%, 03/16/2047		572	772
6.000%, 01/15/2029		406	485
5.000%, 01/15/2030		687	782
Votorantim Cimentos International
7.250%, 04/05/2041		225	313

			132,263

Cameroon — 0.1%
Cameroon International Bond
5.950%, 07/07/2032	EUR	823	968
5.950%, 07/07/2032 (A)		361	425

			1,393

Cayman Islands — 0.2%
Bioceanico Sovereign Certificate Ltd
2.501%, 06/05/2034 (B)		$2,561	1,927
Neon Capital MTN
2.216%, 01/06/2028 (D)	JPY	371,867	2,779

			4,706

Chile — 1.6%
ATP Tower Holdings LLC
4.050%, 04/27/2026 (A)		$381	389
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		1,691	1,831
Bonos de la Tesoreria de la Republica
2.000%, 03/01/2035	CLP	2,134,622	2,801
1.900%, 09/01/2030		2,702,705	3,654
1.500%, 03/01/2026		977,615	1,327
Bonos de la Tesoreria de la Republica en pesos
4.500%, 03/01/2026		935,000	1,264
2.800%, 10/01/2033 (A)		1,970,000	2,063
Cencosud
4.375%, 07/17/2027 (A)		$2,283	2,498
Chile Government International Bond
3.860%, 06/21/2047		845	957
3.500%, 01/25/2050		1,950	2,083
3.100%, 05/07/2041		1,719	1,745
3.100%, 01/22/2061		1,379	1,341
2.550%, 07/27/2033		10,351	10,534
Empresa de Transporte de Pasajeros Metro
3.650%, 05/07/2030 (A)		217	237

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Nacional del Cobre de Chile
5.625%, 10/18/2043		$629	$847
3.750%, 01/15/2031 (A)		234	256
3.150%, 01/14/2030		1,000	1,055
3.000%, 09/30/2029		1,050	1,094
3.000%, 09/30/2029 (A)		390	406

			36,382

China — 4.7%
Alibaba Group Holding Ltd
3.250%, 02/09/2061		208	202
Blossom Joy
3.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.799% (E)		243	250
China Government Bond
3.810%, 09/14/2050	CNY	16,950	2,779
3.720%, 04/12/2051		24,400	3,990
3.390%, 03/16/2050		12,060	1,829
3.280%, 12/03/2027		80,630	12,831
3.270%, 11/19/2030		55,500	8,835
3.130%, 11/21/2029		8,560	1,339
3.120%, 12/05/2026		12,100	1,905
3.020%, 10/22/2025		65,100	10,204
2.880%, 11/05/2023		37,000	5,765
2.850%, 06/04/2027		63,890	9,888
2.680%, 05/21/2030		73,820	11,179
1.990%, 04/09/2025		85,700	12,936
China Government International Bond
3.250%, 10/19/2023		$2,175	2,308
0.550%, 10/21/2025		1,700	1,673
0.400%, 10/21/2023		3,830	3,831
China Minmetals Corp
3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.717% (E)		3,389	3,465
Chinalco Capital Holdings Ltd
4.250%, 04/21/2022		900	914
4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.788% (E)		307	321
2.125%, 06/03/2026		632	631
CNAC HK Finbridge
4.125%, 07/19/2027		200	218
3.875%, 06/19/2029		889	961
3.000%, 09/22/2030		200	203
CNRC Capitale
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.075% (E)		200	203
Country Garden Holdings
4.800%, 08/06/2030		573	598

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Dianjian Haiyu Ltd
4.300% (E)		$205	$214
Dianjian International Finance Ltd
4.600% (D)(E)		448	465
ENN Clean Energy International Investment
3.375%, 05/12/2026 (A)		965	980
Huarong Finance 2017 Co Ltd
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 7.773% (E)		770	744
Huarong Finance II MTN
5.500%, 01/16/2025		930	939
3.625%, 11/22/2021		400	399
Leader Goal International MTN
4.250% (D)(E)		263	271
Meituan
3.050%, 10/28/2030		238	225
Minmetals Bounteous Finance BVI
3.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.209% (E)		1,080	1,118
Powerchina Roadbridge Group British Virgin Islands
3.080%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.256% (E)		423	426
Shimao Group Holdings
5.600%, 07/15/2026 (C)		955	995
Sinopec Group Overseas Development 2018
2.300%, 01/08/2031 (A)		708	713
Tencent Holdings MTN
3.240%, 06/03/2050 (A)		620	607
Wanda Properties International
7.250%, 01/29/2024		1,217	1,227
Wanda Properties Overseas
6.950%, 12/05/2022		200	202
6.875%, 07/23/2023		244	243

			109,026

Colombia — 5.7%
AI Candelaria Spain SLU
7.500%, 12/15/2028 (A)		1,453	1,609
Colombia Government International Bond
9.850%, 06/28/2027	COP	7,914,000	2,497
9.850%, 06/28/2027		994,000	314
8.125%, 05/21/2024		$288	337
7.375%, 09/18/2037		1,116	1,447
6.125%, 01/18/2041		3,264	3,810
5.625%, 02/26/2044		1,555	1,736
5.200%, 05/15/2049		1,630	1,752
5.000%, 06/15/2045		6,488	6,794
4.500%, 03/15/2029		1,639	1,780
4.375%, 03/21/2023	COP	4,586,000	1,222

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.125%, 02/22/2042		$12,061	$11,570
3.875%, 02/15/2061		3,318	2,903
3.250%, 04/22/2032		463	452
3.125%, 04/15/2031		3,304	3,228
3.000%, 01/30/2030		1,625	1,593
Colombian TES
10.000%, 07/24/2024	COP	29,021,200	8,760
7.750%, 09/18/2030		18,174,500	5,084
7.500%, 08/26/2026		47,868,100	13,509
7.250%, 10/18/2034		27,703,100	7,234
7.000%, 03/26/2031		17,709,300	4,626
7.000%, 06/30/2032		11,329,600	2,944
6.250%, 11/26/2025		29,828,400	8,102
6.250%, 07/09/2036		4,946,100	1,150
6.000%, 04/28/2028		60,688,200	15,604
5.750%, 11/03/2027		50,847,200	13,072
3.000%, 03/25/2033		1,969,400	1,416
2.250%, 04/18/2029		274,400	198
Ecopetrol
6.875%, 04/29/2030		$686	827
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	4,600,000	1,155
7.625%, 09/10/2024		2,224,000	595
7.625%, 09/10/2024		1,827,000	489
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,408,000	389
7.875%, 08/12/2024		1,095,000	303
Geopark Ltd
5.500%, 01/17/2027 (A)		$1,438	1,437
Gran Tierra Energy
7.750%, 05/23/2027 (A)(C)		390	339
Grupo Aval
4.375%, 02/04/2030 (A)		1,083	1,080
SierraCol Energy Andina LLC
6.000%, 06/15/2028 (A)		1,003	1,000

			132,357

Costa Rica — 0.5%
Costa Rica Government International Bond
7.158%, 03/12/2045		4,902	5,110
7.158%, 03/12/2045 (A)		698	728
7.158%, 03/12/2045		600	626
7.000%, 04/04/2044 (A)		1,062	1,097
7.000%, 04/04/2044		780	805
7.000%, 04/04/2044		1,288	1,330
6.125%, 02/19/2031		1,541	1,637
4.375%, 04/30/2025		578	600
Instituto Costarricense de Electricidad
6.375%, 05/15/2043		290	257

			12,190

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Croatia — 0.1%
Croatia Government International Bond
1.500%, 06/17/2031	EUR	700	$885
1.125%, 03/04/2033		686	830

			1,715

Czech Republic — 1.7%
Czech Republic Government Bond
2.750%, 07/23/2029	CZK	78,020	3,871
2.500%, 08/25/2028		104,490	5,070
2.400%, 09/17/2025		197,330	9,387
2.000%, 10/13/2033		71,520	3,357
1.250%, 02/14/2025		137,070	6,271
1.200%, 03/13/2031		38,160	1,669
1.000%, 06/26/2026		110,820	4,961
0.950%, 05/15/2030		47,310	2,043
0.250%, 02/10/2027		15,200	650
0.050%, 11/29/2029		47,130	1,891

			39,170

Dominican Republic — 1.3%
Dominican Republic Government Bond
11.250%, 02/05/2027	DOP	20,700	462
7.450%, 04/30/2044 (A)		$587	721
Dominican Republic International Bond
8.900%, 02/15/2023 (A)	DOP	8,850	166
7.450%, 04/30/2044		$506	621
6.850%, 01/27/2045		2,518	2,889
6.500%, 02/15/2048		6,850	7,586
6.400%, 06/05/2049		1,551	1,700
5.875%, 01/30/2060		2,538	2,582
5.875%, 01/30/2060 (A)		509	518
5.300%, 01/21/2041		5,565	5,676
4.875%, 09/23/2032		1,434	1,506
4.500%, 01/30/2030		5,345	5,559
4.500%, 01/30/2030 (A)		273	284

			30,270

Ecuador — 0.9%
Ecuador Government International Bond
9.007%, 07/31/2030 (B)		485	274
6.889%, 07/31/2030 (A)(B)		2,261	1,277
5.500%, 07/31/2022 (A)		4,132	3,678
2.500%, 07/31/2022		6,900	4,968
2.500%, 07/31/2022 (A)		8,954	6,447
1.500%, 07/31/2022 (A)		4,448	2,847
1.500%, 07/31/2022		2,179	1,395

			20,886

Egypt — 3.2%
Egypt Government Bond
18.000%, 11/06/2028	EGP	44,214	3,225
17.700%, 08/07/2025		42,975	2,993
16.300%, 04/09/2024		21,507	1,423

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
16.100%, 05/07/2029	EGP	21,345	$1,446
15.900%, 07/02/2024		29,572	1,943
14.664%, 10/06/2030		7,247	458
14.556%, 10/13/2027		17,572	1,118
14.483%, 04/06/2026		47,139	3,000
14.406%, 07/07/2027		24,826	1,571
14.382%, 01/12/2031		14,496	903
14.292%, 01/05/2028		28,937	1,820
14.196%, 07/07/2023		30,301	1,923
14.060%, 01/12/2026		67,382	4,231
Egypt Government International Bond
8.875%, 05/29/2050 (A)		$4,115	4,429
8.875%, 05/29/2050		300	323
8.700%, 03/01/2049 (A)		921	973
8.700%, 03/01/2049		820	866
7.903%, 02/21/2048		2,249	2,234
7.903%, 02/21/2048 (A)		2,175	2,160
7.625%, 05/29/2032 (A)		4,304	4,618
7.625%, 05/29/2032		6,851	7,350
6.588%, 02/21/2028 (A)		936	993
5.250%, 10/06/2025 (A)		788	829
Egypt Government International Bond MTN
8.500%, 01/31/2047		5,575	5,852
8.150%, 11/20/2059		378	378
7.600%, 03/01/2029		1,133	1,244
7.500%, 02/16/2061		1,712	1,623
6.375%, 04/11/2031 (A)	EUR	514	629
6.375%, 04/11/2031		350	428
5.625%, 04/16/2030		1,081	1,278
4.750%, 04/11/2025 (A)		999	1,225
4.750%, 04/11/2025		633	776
4.750%, 04/16/2026		900	1,097
Egypt Treasury Bills (B)
13.412%, 01/11/2022	EGP	40,850	2,489
13.346%, 10/05/2021		126,400	7,974

			75,822

El Salvador — 0.6%
El Salvador Government International Bond
9.500%, 07/15/2052		$4,135	3,887
8.250%, 04/10/2032 (A)		1,460	1,321
8.250%, 04/10/2032		1,121	1,015
7.750%, 01/24/2023		2,360	2,248
7.650%, 06/15/2035 (A)		196	170
7.625%, 02/01/2041		1,285	1,088
7.625%, 02/01/2041 (A)		755	639
7.125%, 01/20/2050		328	270
6.375%, 01/18/2027 (A)		138	120
5.875%, 01/30/2025		2,620	2,332
5.875%, 01/30/2025 (A)		138	123

			13,213

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Ethiopia — 0.0%
Federal Democratic Republic of Ethiopia
6.625%, 12/11/2024 (A)		$432	$382

Gabon — 0.1%
Gabon Government International Bond
6.950%, 06/16/2025 (A)		1,502	1,657
6.375%, 12/12/2024		1,082	1,161

			2,818

Georgia — 0.1%
Georgia Government International Bond
2.750%, 04/22/2026		780	794
2.750%, 04/22/2026 (A)		750	764

			1,558

Ghana — 1.4%
Ghana Government Bonds
20.750%, 03/06/2023	GHS	2,770	486
19.750%, 03/25/2024		7,745	1,350
19.250%, 12/18/2023		7,850	1,353
19.000%, 11/02/2026		16,120	2,710
Ghana Government International Bond
10.750%, 10/14/2030		$3,493	4,374
8.950%, 03/26/2051 (A)		867	849
8.950%, 03/26/2051		200	196
8.875%, 05/07/2042 (A)		1,486	1,478
8.875%, 05/07/2042		1,946	1,936
8.750%, 03/11/2061		1,439	1,380
8.750%, 03/11/2061 (A)		1,817	1,742
8.627%, 06/16/2049 (A)		731	701
8.625%, 04/07/2034		4,363	4,414
8.125%, 01/18/2026 (A)		509	530
7.875%, 03/26/2027 (A)		984	1,010
7.875%, 02/11/2035		1,744	1,677
7.750%, 04/07/2029		1,321	1,334
7.750%, 04/07/2029 (A)		450	454
7.625%, 05/16/2029 (A)		403	403
7.625%, 05/16/2029		1,727	1,728
6.375%, 02/11/2027		1,542	1,507
Tullow Oil (A)
10.250%, 05/15/2026		1,231	1,274
7.000%, 03/01/2025		1,051	901

			33,787

Guatemala — 0.2%
Guatemala Government Bond
6.125%, 06/01/2050		188	225
5.375%, 04/24/2032		783	904
4.900%, 06/01/2030		1,506	1,685
4.500%, 05/03/2026		941	1,023

			3,837

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		$479	$532
5.625%, 06/24/2030 (A)		1,005	1,067
5.625%, 06/24/2030		411	436

			2,035

Hong Kong — 0.0%
NWD
4.125%, 07/18/2029		1,026	1,072

Hungary — 1.1%
Hungary Government Bond
6.750%, 10/22/2028	HUF	762,430	3,283
5.750%, 11/22/2023		$106	118
5.500%, 06/24/2025	HUF	1,431,510	5,417
4.000%, 04/28/2051		190,210	705
3.250%, 10/22/2031		1,228,880	4,326
3.000%, 06/26/2024		101,050	351
3.000%, 10/27/2027		404,310	1,410
3.000%, 08/21/2030		794,020	2,756
3.000%, 10/27/2038		155,240	498
2.750%, 12/22/2026		1,148,290	3,941
2.250%, 04/20/2033		172,760	540
1.500%, 04/22/2026		123,360	401
Hungary Government International Bond
5.375%, 02/21/2023		$1,248	1,338
1.500%, 11/17/2050	EUR	363	415

			25,499

India — 0.2%
Adani Electricity Mumbai
3.949%, 02/12/2030 (A)		$720	729
Export-Import Bank of India MTN
3.250%, 01/15/2030		1,430	1,473
2.250%, 01/13/2031		1,052	996
Network i2i
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.277% (A)(E)		307	327
Power Finance MTN
3.950%, 04/23/2030 (A)		786	818
Vedanta Resources
7.125%, 05/31/2023		300	297
6.375%, 07/30/2022		550	549
Vedanta Resources Finance II
13.875%, 01/21/2024 (A)		403	442

			5,631

Indonesia — 7.2%
Indonesia Asahan Aluminium Persero
6.757%, 11/15/2048		345	451
6.530%, 11/15/2028 (A)		593	728
5.800%, 05/15/2050 (A)		1,683	2,003

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
5.710%, 11/15/2023 (A)		$866	$951
4.750%, 05/15/2025 (A)		359	391
Indonesia Government International Bond
8.500%, 10/12/2035		1,900	3,039
8.500%, 10/12/2035		400	640
7.750%, 01/17/2038		2,250	3,446
5.250%, 01/08/2047 (A)		240	311
3.500%, 01/11/2028		2,420	2,664
3.050%, 03/12/2051		3,151	3,134
2.850%, 02/14/2030		5,217	5,479
2.150%, 07/28/2031		560	556
1.400%, 10/30/2031	EUR	442	536
1.100%, 03/12/2033		1,000	1,165
Indonesia Government International Bond MTN
5.250%, 01/17/2042		$3,640	4,587
5.125%, 01/15/2045		280	352
4.625%, 04/15/2043		1,474	1,744
3.750%, 06/14/2028	EUR	372	527
Indonesia Treasury Bond
9.000%, 03/15/2029	IDR	89,762,000	7,426
8.750%, 05/15/2031		77,901,000	6,456
8.375%, 03/15/2024		58,925,000	4,528
8.375%, 03/15/2034		92,180,000	7,400
8.375%, 04/15/2039		111,042,000	8,953
8.250%, 05/15/2029		150,430,000	12,008
8.250%, 06/15/2032		8,258,000	654
8.250%, 05/15/2036		106,475,000	8,384
8.125%, 05/15/2024		132,026,000	10,146
7.500%, 08/15/2032		45,947,000	3,486
7.500%, 06/15/2035		39,500,000	2,977
7.500%, 05/15/2038		80,596,000	5,967
7.500%, 04/15/2040		117,602,000	8,768
7.125%, 06/15/2042		1,783,000	130
7.000%, 05/15/2022		18,417,000	1,326
7.000%, 05/15/2027		82,879,000	6,261
7.000%, 09/15/2030		30,854,000	2,291
6.625%, 05/15/2033		36,763,000	2,607
6.500%, 06/15/2025		60,705,000	4,499
6.500%, 02/15/2031		44,660,000	3,222
6.125%, 05/15/2028		19,675,000	1,413
5.500%, 04/15/2026		154,800,000	11,054
Medco Bell Pte
6.375%, 01/30/2027 (A)		$626	637
Minejesa Capital BV (A)
5.625%, 08/10/2037		447	484
4.625%, 08/10/2030		582	607
Pertamina Persero
2.300%, 02/09/2031 (A)		3,000	2,922
1.400%, 02/09/2026		1,490	1,471
Pertamina Persero MTN
6.450%, 05/30/2044		1,233	1,637

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.625%, 05/20/2043		$208	$251
3.650%, 07/30/2029 (A)		985	1,073
Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	943	1,091
Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$350	445
5.250%, 10/24/2042		1,097	1,253
4.375%, 02/05/2050 (A)		355	369
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/2025		2,451	2,726
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara MTN
6.150%, 05/21/2048 (A)		1,015	1,291

			168,917

Iraq — 0.1%
Iraq Government International Bond
5.800%, 01/15/2028		2,550	2,442

Ireland — 0.0%
C&W Senior Financing DAC
7.500%, 10/15/2026 (A)		1,010	1,053

Israel — 0.4%
Bank Leumi Le-Israel
3.275%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.631%, 01/29/2031 (A)		592	606
Israel Government International Bond
4.500%, 04/03/2120		4,665	6,026
Leviathan Bond (A)
6.750%, 06/30/2030		550	615
6.500%, 06/30/2027		1,359	1,497
State of Israel
2.500%, 01/15/2030		309	326

			9,070

Ivory Coast — 0.5%
Ivory Coast Government International Bond
6.875%, 10/17/2040	EUR	1,804	2,379
6.625%, 03/22/2048		3,244	4,111
6.625%, 03/22/2048		563	714
6.625%, 03/22/2048 (A)		308	390
5.875%, 10/17/2031		1,008	1,298
5.875%, 10/17/2031 (A)		198	255
5.750%, 12/31/2032		$1,182	1,199
5.750%, 12/31/2032		211	215
4.875%, 01/30/2032	EUR	827	995

			11,556

Jordan — 0.2%
Jordan Government International Bond
7.375%, 10/10/2047		$756	813
7.375%, 10/10/2047 (A)		62	67

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
5.850%, 07/07/2030 (A)		$1,823	$1,923
4.950%, 07/07/2025		1,945	2,042

			4,845

Kazakhstan — 1.2%
Development Bank of Kazakhstan
4.125%, 12/10/2022		880	915
2.950%, 05/06/2031 (A)		723	736
Kazakhstan Government International Bond
4.875%, 10/14/2044		1,157	1,467
4.875%, 10/14/2044 (A)		906	1,149
Kazakhstan Government International Bond MTN
6.500%, 07/21/2045		230	340
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		1,057	1,390
5.750%, 04/19/2047 (A)		2,560	3,174
5.375%, 04/24/2030		1,605	1,922
5.375%, 04/24/2030 (A)		1,295	1,551
5.375%, 04/24/2030		4,542	5,439
4.750%, 04/24/2025 (A)		1,737	1,931
3.500%, 04/14/2033		1,847	1,932
KazTransGas JSC
4.375%, 09/26/2027		1,640	1,808
4.375%, 09/26/2027 (A)		1,219	1,344
National Bank of Kazakhstan Notes
8.811%, 10/15/2021(B)	KZT	627,057	1,455
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)		$630	646
2.625%, 08/15/2025		1,794	1,839

			29,038

Kenya — 0.3%
Kenya Government International Bond
8.250%, 02/28/2048		1,745	1,975
8.250%, 02/28/2048 (A)		982	1,112
8.000%, 05/22/2032		756	864
7.000%, 05/22/2027		1,521	1,670
6.300%, 01/23/2034 (A)		1,861	1,917
6.300%, 01/23/2034		513	528

			8,066

Kuwait — 0.0%
Meglobal Canada ULC MTN MTN
5.875%, 05/18/2030 (A)		250	311
NBK Tier 1 Financing 2
4.500%, VAR USD Swap Semi 30/360 6 Yr Curr + 2.832% (A)(E)		693	719

			1,030

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034(F)		7,532	917
8.200%, 05/17/2033(F)		3,557	431

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.750%, 11/29/2027 (F)		$1,500	$187
6.650%, 04/22/2024 (F)		2,000	248
6.000%, 01/27/2023 (F)		738	92
Lebanon Government International Bond MTN
8.250%, 04/12/2021 (F)		1,415	181
7.000%, 03/20/2028 (F)		2,543	314
6.850%, 05/25/2029 (F)		522	65
6.600%, 11/27/2026 (F)		2,890	356
6.400%, 05/26/2023 (F)		1,000	125
6.100%, 10/04/2022 (F)		3,082	384
6.100%, 10/04/2022 (F)		1,822	227

			3,527

Macau — 0.0%
Studio City Finance (A)
6.500%, 01/15/2028		507	531
6.000%, 07/15/2025		194	202

			733

Macedonia — 0.0%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	445	525

Malaysia — 5.7%
1MDB Energy
5.990%, 05/11/2022		$2,000	2,046
1MDB Global Investments Ltd
4.400%, 03/09/2023		6,000	6,061
4.400%, 03/09/2023		9,700	9,798
Malaysia Government Bond
5.248%, 09/15/2028 MYR	MYR	1,050	287
4.935%, 09/30/2043		1,200	313
4.921%, 07/06/2048		3,873	1,014
4.736%, 03/15/2046		1,052	268
4.392%, 04/15/2026		5,125	1,326
4.254%, 05/31/2035		5,170	1,313
4.232%, 06/30/2031		2,000	517
4.181%, 07/15/2024		23,425	5,921
4.065%, 06/15/2050		3,800	894
4.059%, 09/30/2024		17,428	4,400
4.048%, 09/30/2021		900	217
3.955%, 09/15/2025		51,641	13,064
3.906%, 07/15/2026		22,578	5,736
3.900%, 11/30/2026		3,094	787
3.899%, 11/16/2027		4,810	1,219
3.885%, 08/15/2029		31,074	7,837
3.828%, 07/05/2034		40,256	9,711
3.800%, 08/17/2023		42,002	10,466
3.795%, 09/30/2022		4,800	1,179
3.757%, 04/20/2023		30,150	7,470
3.757%, 05/22/2040		17,249	4,004

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
3.733%, 06/15/2028	MYR	27,174	$6,803
3.502%, 05/31/2027		7,247	1,798
3.480%, 03/15/2023		10,635	2,620
3.478%, 06/14/2024		9,387	2,325
3.418%, 08/15/2022		13,665	3,340
2.632%, 04/15/2031		27,567	6,311
Malaysia Government Investment Issue
4.369%, 10/31/2028		2,000	518
4.119%, 11/30/2034		6,809	1,680
4.070%, 09/30/2026		14,000	3,570
Malaysia Wakala Sukuk
2.070%, 04/28/2031		$1,970	1,995
Petronas Capital MTN
4.550%, 04/21/2050		2,131	2,690
3.500%, 04/21/2030		1,790	1,973
2.480%, 01/28/2032		1,760	1,790

			133,261

Mexico — 7.1%
America Movil
7.125%, 12/09/2024	MXN	23,310	1,167
Banco Mercantil del Norte (A)(E)
7.500%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.470%		$623	705
6.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.967%		1,569	1,694
Banco Nacional de Comercio Exterior SNC
2.720%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, 08/11/2031 (A)		2,739	2,774
Cemex (A)
5.450%, 11/19/2029		622	682
5.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534% (E)		277	291
3.875%, 07/11/2031		782	804
Cometa Energia
6.375%, 04/24/2035 (A)		306	360
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	52,305	2,514
5.750%, 02/14/2042 (A)		$570	636
4.750%, 02/23/2027 (A)		684	771
3.348%, 02/09/2031 (A)		605	602
FEL Energy VI Sarl
5.750%, 12/01/2040 (A)		284	302
Industrias Penoles
5.650%, 09/12/2049 (A)		491	626
Mexican Bonos
10.000%, 12/05/2024	MXN	242,295	13,450
8.500%, 05/31/2029		199,500	10,893
8.500%, 11/18/2038		194,836	10,622

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
8.000%, 11/07/2047	MXN	91,207	$4,737
7.750%, 11/13/2042		123,924	6,296
7.500%, 06/03/2027		287,025	14,855
6.500%, 06/09/2022		186,400	9,380
5.750%, 03/05/2026		75,293	3,644
5.750%, 03/05/2026		10,982	532
Mexican Bonos, Ser M20
8.000%, 12/07/2023		132,620	6,926
Mexican Udibonos
4.500%, 12/04/2025		47,069	2,598
3.500%, 11/16/2023		99,484	5,167
2.000%, 06/09/2022		51,590	2,580
Mexichem
6.750%, 09/19/2042 (A)		$804	1,078
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		1,068	1,111
Mexico Government International Bond
5.000%, 04/27/2051		796	925
4.500%, 04/22/2029		886	1,014
4.280%, 08/14/2041		2,104	2,251
3.771%, 05/24/2061		966	921
2.659%, 05/24/2031		2,443	2,428
2.250%, 08/12/2036	EUR	608	716
Mexico Government International Bond MTN
6.050%, 01/11/2040		$1,188	1,515
5.750%, 10/12/2110		3,350	4,086
Minera Mexico
4.500%, 01/26/2050 (A)		870	992
Petroleos Mexicanos
9.500%, 09/15/2027		215	249
9.500%, 09/15/2027		427	494
7.690%, 01/23/2050 (A)		2,359	2,252
7.690%, 01/23/2050		200	191
6.950%, 01/28/2060		812	716
6.950%, 01/28/2060 (A)		1,229	1,084
6.840%, 01/23/2030 (A)		534	556
6.840%, 01/23/2030		4,598	4,787
6.625%, 06/15/2035		7,197	6,969
6.625%, 06/15/2038		205	190
6.500%, 01/23/2029 (A)		1,111	1,153
6.500%, 01/23/2029		620	643
6.500%, 06/02/2041		317	285
6.350%, 02/12/2048		1,447	1,228
5.950%, 01/28/2031		4,010	3,931
5.950%, 01/28/2031 (A)		727	713
5.950%, 01/28/2031		1,757	1,722
5.625%, 01/23/2046		577	470
5.350%, 02/12/2028		1,454	1,447
5.350%, 02/12/2028 (A)		826	822
Petroleos Mexicanos MTN
6.875%, 08/04/2026		966	1,055

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.750%, 09/21/2047	$6,868	$6,033
6.750%, 09/21/2047	440	387
Poinsettia Finance
6.625%, 06/17/2031	6,204	6,142

		166,164

Mongolia — 0.3%
Development Bank of Mongolia LLC
7.250%, 10/23/2023 (A)	1,149	1,229
Mongolia Government International Bond
5.125%, 04/07/2026	546	576
4.450%, 07/07/2031	635	624
3.500%, 07/07/2027	1,383	1,358
Mongolia Government International Bond MTN
8.750%, 03/09/2024	2,896	3,305

		7,092

Morocco — 0.3%
Morocco Government International Bond
4.000%, 12/15/2050	1,682	1,563
3.000%, 12/15/2032	3,219	3,114
2.375%, 12/15/2027	1,168	1,154
OCP
3.750%, 06/23/2031 (A)	203	205

		6,036

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2023 (A)	2,611	2,249
9.000%, 09/15/2023	400	345

		2,594

Netherlands — 0.1%
IHS Netherlands Holdco BV
8.000%, 09/18/2027 (A)	399	429
VEON Holdings BV
3.375%, 11/25/2027 (A)	783	797

		1,226

Nigeria — 0.7%
Nigeria Government International Bond
9.248%, 01/21/2049	524	601
8.747%, 01/21/2031	2,306	2,611
8.747%, 01/21/2031 (A)	423	479
7.875%, 02/16/2032 (A)	2,134	2,296
7.875%, 02/16/2032	4,619	4,969
7.696%, 02/23/2038	2,008	2,057
7.696%, 02/23/2038 (A)	852	873
Nigeria Government International Bond MTN
7.625%, 11/28/2047 (A)	895	902
6.500%, 11/28/2027 (A)	610	644

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.500%, 11/28/2027	$70	$74

		15,506

Oman — 1.1%
Oman Government International Bond
7.375%, 10/28/2032 (A)	1,009	1,171
7.000%, 01/25/2051 (A)	642	669
7.000%, 01/25/2051	200	208
6.750%, 10/28/2027	5,564	6,280
6.750%, 01/17/2048	5,195	5,305
6.750%, 01/17/2048 (A)	2,188	2,235
6.500%, 03/08/2047	300	301
6.250%, 01/25/2031 (A)	1,758	1,916
6.250%, 01/25/2031	1,635	1,782
4.750%, 06/15/2026	1,402	1,453
Oman Government International Bond MTN
6.000%, 08/01/2029	805	861
6.000%, 08/01/2029 (A)	784	839
4.875%, 02/01/2025 (A)	1,027	1,076
Oman Sovereign Sukuk
4.875%, 06/15/2030 (A)	519	544
OQ SAOC MTN
5.125%, 05/06/2028 (A)	400	406
Oryx Funding Ltd
5.800%, 02/03/2031 (A)	204	216

		25,262

Pakistan — 0.4%
Pakistan Government International Bond
8.250%, 09/30/2025 (A)	335	364
7.875%, 03/31/2036	285	285
6.875%, 12/05/2027 (A)	1,073	1,097
6.875%, 12/05/2027	1,044	1,067
Pakistan Government International Bond MTN
8.875%, 04/08/2051	1,412	1,458
7.375%, 04/08/2031	1,777	1,804
6.000%, 04/08/2026	1,858	1,867
6.000%, 04/08/2026 (A)	1,413	1,420

		9,362

Panama — 1.2%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)	469	496
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (A)	639	664
Banco Nacional de Panama
2.500%, 08/11/2030 (A)	1,160	1,114
Cable Onda
4.500%, 01/30/2030 (A)	227	241
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)	873	1,002
Panama Bonos del Tesoro
3.362%, 06/30/2031	4,948	5,035

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Panama Government International Bond
9.375%, 04/01/2029		$1,120	$1,660
8.125%, 04/28/2034		699	1,015
6.700%, 01/26/2036		400	548
4.500%, 04/16/2050		1,236	1,418
4.500%, 04/01/2056		1,102	1,260
3.870%, 07/23/2060		1,799	1,860
3.750%, 03/16/2025		1,743	1,888
3.160%, 01/23/2030		591	626
2.252%, 09/29/2032		8,701	8,487

			27,314

Papua New Guinea — 0.0%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		850	855

Paraguay — 0.2%
Paraguay Government International Bond
6.100%, 08/11/2044		1,450	1,831
5.400%, 03/30/2050		946	1,129
4.950%, 04/28/2031		1,486	1,727
2.739%, 01/29/2033		896	886

			5,573

Peru — 2.4%
ABY Transmission Sur
6.875%, 04/30/2043 (A)		315	408
Fondo MIVIVIENDA
7.000%, 02/14/2024 (A)	PEN	5,422	1,373
Inkia Energy
5.875%, 11/09/2027 (A)		$487	495
Kallpa Generacion SA (A)
4.875%, 05/24/2026		398	424
4.125%, 08/16/2027		1,197	1,219
Nexa Resources
5.375%, 05/04/2027 (A)		4,041	4,262
Peru Government Bond
8.750%, 11/21/2033		790	1,243
6.950%, 08/12/2031	PEN	2,214	575
6.350%, 08/12/2028		2,246	573
6.150%, 08/12/2032		11,131	2,687
5.940%, 02/12/2029		3,956	982
5.400%, 08/12/2034		8,867	1,929
5.350%, 08/12/2040		959	195
5.200%, 09/12/2023		1,204	308
Peru Government International Bond
8.200%, 08/12/2026		6,280	1,782
8.200%, 08/12/2026		18	5
6.950%, 08/12/2031		31,106	8,077
6.950%, 08/12/2031		724	188
6.900%, 08/12/2037		2,925	713
6.850%, 02/12/2042		882	210

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.350%, 08/12/2028	PEN	4,735	$1,208
5.700%, 08/12/2024 (A)		6,317	1,638
5.400%, 08/12/2034		1,738	378
3.750%, 03/01/2030	EUR	350	497
3.230%, 07/28/2121		$3,001	2,629
2.844%, 06/20/2030		255	263
2.783%, 01/23/2031		3,337	3,409
1.862%, 12/01/2032		982	922
1.250%, 03/11/2033	EUR	3,208	3,724
Petroleos del Peru
5.625%, 06/19/2047 (A)		$1,432	1,494
5.625%, 06/19/2047		7,312	7,626
4.750%, 06/19/2032		1,799	1,880
4.750%, 06/19/2032 (A)		1,695	1,771

			55,087

Philippines — 0.7%
Philippine Government International Bond
5.000%, 01/13/2037		779	997
3.900%, 11/26/2022	PHP	52,000	1,052
3.700%, 03/01/2041		$1,087	1,200
3.200%, 07/06/2046		2,809	2,903
3.000%, 02/01/2028		393	427
2.950%, 05/05/2045		548	551
2.650%, 12/10/2045		1,073	1,036
1.950%, 01/06/2032		5,515	5,507
1.750%, 04/28/2041	EUR	606	727
1.648%, 06/10/2031		$2,848	2,800

			17,200

Poland — 1.6%
Poland Government Bond
5.750%, 04/25/2029	PLN	1,539	525
3.250%, 07/25/2025		12,833	3,649
2.750%, 04/25/2028		5,737	1,629
2.750%, 10/25/2029		15,973	4,548
2.500%, 01/25/2023		3,782	1,018
2.500%, 04/25/2024		12,273	3,367
2.500%, 07/25/2026		15,445	4,288
2.500%, 07/25/2027		16,505	4,592
1.250%, 10/25/2030		23,453	5,903
0.750%, 04/25/2025		4,961	1,294
0.250%, 10/25/2026		15,300	3,787
Poland Government International Bond
5.000%, 03/23/2022		$2,898	2,974

			37,574

Qatar — 1.2%
Qatar Government International Bond
5.103%, 04/23/2048		1,783	2,401
5.103%, 04/23/2048 (A)		1,279	1,722
4.817%, 03/14/2049		4,678	6,109
4.500%, 04/23/2028 (A)		701	827
4.400%, 04/16/2050 (A)		1,612	1,996

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.000%, 03/14/2029		$1,496	$1,723
3.750%, 04/16/2030		2,371	2,701
3.750%, 04/16/2030 (A)		490	558
Qatar Petroleum (A)
3.300%, 07/12/2051		3,438	3,551
3.125%, 07/12/2041		1,413	1,454
2.250%, 07/12/2031		5,088	5,131
State of Qatar
6.400%, 01/20/2040 (A)		674	998

			29,171

Romania — 1.6%
Romania Government Bond
5.850%, 04/26/2023	RON	2,330	585
5.000%, 02/12/2029		11,435	2,957
4.850%, 04/22/2026		2,725	693
4.750%, 10/11/2034		1,205	303
4.400%, 09/25/2023		970	239
4.250%, 06/28/2023		3,930	963
4.150%, 01/26/2028		13,770	3,403
4.000%, 10/25/2023		4,865	1,190
3.650%, 07/28/2025		21,105	5,119
3.650%, 09/24/2031		7,895	1,851
3.250%, 06/24/2026		3,370	802
Romania Government Bond MTN
6.125%, 01/22/2044 (A)		$616	844
6.125%, 01/22/2044		312	428
Romania Government International Bond
3.624%, 05/26/2030 (A)	EUR	1,113	1,520
3.000%, 02/14/2031		$2,024	2,111
2.750%, 04/14/2041 (A)	EUR	500	583
Romania Government International Bond MTN
6.750%, 02/07/2022		$1,666	1,711
4.625%, 04/03/2049	EUR	2,036	3,024
4.125%, 03/11/2039		45	62
3.875%, 10/29/2035		620	857
3.375%, 02/08/2038 (A)		916	1,185
3.375%, 01/28/2050		3,177	3,975
2.875%, 03/11/2029		321	420
2.500%, 02/08/2030 (A)		935	1,180
2.124%, 07/16/2031		166	202
2.000%, 01/28/2032		206	245
2.000%, 04/14/2033		800	940
Romanian Government International Bond MTN
2.875%, 04/13/2042		746	873

			38,265

Russia — 5.4%
Gazprom OAO Via Gaz Capital
5.150%, 02/11/2026 (A)		$3,647	4,098

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Gazprom PJSC Via Gaz Capital
4.950%, 02/06/2028 (A)		$901	$1,007
Gazprom PJSC Via Gaz Finance
4.599%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.264% (A)(C)(E)		1,233	1,286
GTLK Europe Capital DAC
4.949%, 02/18/2026		1,336	1,432
4.650%, 03/10/2027		797	842
Rusal Capital DAC
5.125%, 02/02/2022		1,280	1,290
Russian Federal Bond – OFZ
8.500%, 09/17/2031	RUB	176,075	2,685
8.150%, 02/03/2027		1,081,564	15,698
7.950%, 10/07/2026		289,831	4,163
7.700%, 03/23/2033		194,832	2,807
7.700%, 03/16/2039		71,598	1,033
7.650%, 04/10/2030		12,078	173
7.250%, 05/10/2034		273,665	3,792
7.100%, 10/16/2024		113,604	1,567
7.050%, 01/19/2028		1,104,606	15,312
7.000%, 08/16/2023		284,643	3,911
7.000%, 07/30/2036		127,961	1,712
6.900%, 05/23/2029		623,043	8,536
6.900%, 07/23/2031		256,424	3,473
6.000%, 10/06/2027		95,220	1,252
4.500%, 07/16/2025		1,493,968	18,862
Russian Federal Inflation-Linked Bond
2.500%, 07/17/2030		755,733	10,118
Russian Foreign Bond – Eurobond
7.500%, 03/31/2030		$2	2
5.250%, 06/23/2047		600	776
5.100%, 03/28/2035		3,600	4,387
4.375%, 03/21/2029		11,800	13,483
4.250%, 06/23/2027		800	898
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025 (A)		600	709
6.800%, 11/22/2025		240	284

			125,588

Saudi Arabia — 1.0%
Global Sukuk
1.602%, 06/17/2026		2,600	2,605
Saudi Arabian Oil MTN
4.250%, 04/16/2039		1,620	1,860
Saudi Government International Bond (A)
5.250%, 01/16/2050		540	711
4.375%, 04/16/2029		1,481	1,722
Saudi Government International Bond MTN
4.625%, 10/04/2047 (A)		580	693
4.500%, 10/26/2046		3,310	3,889
4.500%, 10/26/2046 (A)		352	414

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
4.000%, 04/17/2025		$2,670	$2,937
3.250%, 10/26/2026 (A)		2,158	2,344
3.250%, 10/22/2030		2,612	2,834
3.250%, 10/22/2030 (A)		1,525	1,655
2.500%, 02/03/2027		1,400	1,463
2.250%, 02/02/2033 (A)		1,318	1,298

			24,425

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,057	1,099
5.375%, 06/08/2037 (A)	EUR	538	650
5.375%, 06/08/2037		406	490
4.750%, 03/13/2028		1,030	1,289
4.750%, 03/13/2028 (A)		170	213

			3,741

Serbia — 0.2%
Serbia International Bond
3.125%, 05/15/2027		451	593
2.125%, 12/01/2030		$1,080	1,042
1.650%, 03/03/2033	EUR	406	475
1.500%, 06/26/2029		1,788	2,142
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	53,240	643
4.500%, 01/11/2026		44,900	492

			5,387

South Africa — 6.1%
Eskom Holdings SOC MTN
6.350%, 08/10/2028		$650	718
Eskom Holdings SOC Ltd
7.125%, 02/11/2025 (A)		4,243	4,476
Eskom Holdings SOC Ltd MTN
8.450%, 08/10/2028 (A)		836	950
7.500%, 09/15/2033	ZAR	52,500	2,793
6.750%, 08/06/2023		$1,456	1,518
6.750%, 08/06/2023 (A)		1,100	1,147
Sasol Financing USA LLC
6.500%, 09/27/2028		540	611
5.875%, 03/27/2024		661	705
4.375%, 09/18/2026		532	549
South Africa Government International Bond
10.500%, 12/21/2026	ZAR	213,821	16,828
9.000%, 01/31/2040		105,289	6,481
8.875%, 02/28/2035		262,224	16,679
8.750%, 01/31/2044		181,711	10,785
8.750%, 02/28/2048		247,918	14,695
8.500%, 01/31/2037		291,777	17,497
8.250%, 03/31/2032		206,162	13,152
8.000%, 01/31/2030		103,290	6,819
7.000%, 02/28/2031		101,087	6,063
6.500%, 02/28/2041		27,919	1,312

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
6.300%, 06/22/2048 (C)		$2,526	$2,723
6.250%, 03/31/2036	ZAR	102,139	5,066
5.875%, 09/16/2025		$326	368
5.875%, 06/22/2030		199	226
5.750%, 09/30/2049		5,935	5,971
5.650%, 09/27/2047		284	285
5.000%, 10/12/2046		475	444
4.850%, 09/27/2027		690	740
4.850%, 09/30/2029		3,476	3,677

			143,278

South Korea — 0.2%
Export-Import Bank of Korea MTN
8.400%, 11/30/2021	IDR	35,600,000	2,517
Korea International Bond
1.000%, 09/16/2030		$1,328	1,275

			3,792

Sri Lanka — 0.8%
Sri Lanka Government International Bond
7.850%, 03/14/2029		2,519	1,606
7.550%, 03/28/2030		3,420	2,176
6.850%, 03/14/2024		1,445	968
6.825%, 07/18/2026 (A)		1,612	1,044
6.825%, 07/18/2026		800	518
6.750%, 04/18/2028 (A)		7,750	4,941
6.750%, 04/18/2028		5,766	3,676
6.350%, 06/28/2024		1,368	916
6.200%, 05/11/2027		2,234	1,435
5.875%, 07/25/2022 (A)(C)		628	476
5.750%, 04/18/2023		243	169

			17,925

St. Lucia — 0.1%
Digicel Holdings Bermuda
8.750%, 05/25/2024 (A)		790	821
Digicel International Finance
8.750%, 05/25/2024 (A)		650	675

			1,496

Supranational — 0.6%
Africa Finance
2.875%, 04/28/2028 (A)		2,555	2,588
African Export-Import Bank (A)
3.798%, 05/17/2031		301	314
2.634%, 05/17/2026		237	243
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		543	577
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		1,274	1,427
4.700%, 10/22/2031 (A)		934	1,026
4.700%, 10/22/2031		200	220
2.750%, 01/22/2033 (A)	EUR	186	233

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
European Investment Bank MTN
8.500%, 09/17/2024	ZAR	11,350	$840
Inter-American Development Bank MTN
7.875%, 03/14/2023	IDR	73,150,000	5,394

			12,862

Tanzania — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		$323	338

Thailand — 2.5%
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	120
4.875%, 06/22/2029		15,000	588
3.775%, 06/25/2032		300,593	11,222
3.650%, 06/20/2031		85,000	3,125
3.625%, 06/16/2023		34,000	1,114
3.400%, 06/17/2036		276,587	10,036
3.300%, 06/17/2038		140,713	5,084
2.875%, 12/17/2028		134,998	4,674
2.875%, 06/17/2046		4,865	165
2.400%, 12/17/2023		167,000	5,406
2.125%, 12/17/2026		25,000	829
2.000%, 12/17/2031		79,000	2,531
2.000%, 06/17/2042		75,563	2,240
1.600%, 12/17/2029		15,000	472
1.600%, 06/17/2035		51,336	1,528
1.585%, 12/17/2035		3,763	111
1.450%, 12/17/2024		124,000	3,962
1.250%, 03/12/2028		44,639	1,376
0.950%, 06/17/2025		102,000	3,209

			57,792

Trinidad & Tobago — 0.1%
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026		$148	158
4.500%, 06/26/2030		819	874
4.375%, 01/16/2024		481	510

			1,542

Tunisia — 0.2%
Banque Centrale de Tunisie
5.750%, 01/30/2025 (A)		645	567
Banque Centrale de Tunisie International Bond
6.375%, 07/15/2026 (A)	EUR	1,487	1,544
6.375%, 07/15/2026		962	999
5.750%, 01/30/2025		$400	352
5.625%, 02/17/2024	EUR	1,687	1,777

			5,239

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

/Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Turkey — 2.0%
Aydem Yenilenebilir Enerji
7.750%, 02/02/2027 (A)		$972	$970
Export Credit Bank of Turkey (A)
8.250%, 01/24/2024		327	357
6.125%, 05/03/2024		831	869
5.375%, 10/24/2023		1,487	1,539
5.000%, 09/23/2021		674	675
Hazine Mustesarligi Varlik Kiralama (A)
5.800%, 02/21/2022		996	1,012
5.125%, 06/22/2026		2,251	2,268
QNB Finansbank
6.875%, 09/07/2024 (A)		898	981
TC Ziraat Bankasi MTN
5.125%, 05/03/2022 (A)		561	571
Turkey Government Bond
12.600%, 10/01/2025	TRY	50,043	5,260
11.700%, 11/13/2030		6,257	584
10.600%, 02/11/2026		19,572	1,902
9.000%, 05/04/2022		5,060	575
Turkey Government International Bond
7.250%, 12/23/2023		$2,958	3,200
6.875%, 03/17/2036		3,412	3,536
6.375%, 10/14/2025		200	211
6.350%, 08/10/2024		517	546
6.000%, 01/14/2041		1,911	1,775
5.950%, 01/15/2031		6,262	6,275
5.875%, 06/26/2031		1,862	1,853
5.750%, 03/22/2024		145	151
5.750%, 05/11/2047		1,131	1,006
5.125%, 02/17/2028		200	198
4.875%, 10/09/2026		847	842
4.750%, 01/26/2026		6,777	6,755
Turkiye Sise ve Cam Fabrikalari AS
6.950%, 03/14/2026 (A)		725	807
Turkiye Vakiflar Bankasi TAO
6.500%, 01/08/2026 (A)		570	590
Ulker Biskuvi Sanayi
6.950%, 10/30/2025		1,381	1,489
Yapi ve Kredi Bankasi MTN
5.850%, 06/21/2024 (A)		632	655

			47,452

Uganda — 0.4%
Uganda Government Bonds
17.000%, 01/16/2025	UGX	631,100	209
17.000%, 04/03/2031		13,196,900	4,384
16.250%, 11/08/2035		1,610,800	515
16.000%, 05/06/2027		3,245,900	1,053
14.250%, 06/22/2034		7,863,100	2,267

			8,428

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Ukraine — 2.0%
NAK Naftogaz Ukraine via Kondor Finance
7.625%, 11/08/2026 (A)		$1,334	$1,375
7.125%, 07/19/2024	EUR	970	1,186
State Agency of Roads of Ukraine
6.250%, 06/24/2028		3,754	3,755
Ukraine Government Bond
17.000%, 05/11/2022	UAH	99,987	3,855
15.840%, 02/26/2025		92,615	3,704
Ukraine Government International Bond
9.750%, 11/01/2028		$1,223	1,480
8.994%, 02/01/2024		1,205	1,339
7.750%, 09/01/2024 (A)		713	783
7.750%, 09/01/2025 (A)		2,759	3,042
7.750%, 09/01/2026 (A)		2,192	2,436
7.750%, 09/01/2026		1,155	1,284
7.750%, 09/01/2027		1,999	2,222
7.375%, 09/25/2032		5,694	6,082
7.253%, 03/15/2033		864	915
6.876%, 05/21/2029		5,295	5,589
6.876%, 05/21/2029 (A)		423	446
6.750%, 06/20/2026	EUR	1,790	2,331
6.750%, 06/20/2026 (A)		1,113	1,449
2.090%, VAR N/A 0.000%,
05/31/2040		$480	546
1.258%, VAR N/A 0.000%,
05/31/2040 (A)		3,182	3,623
Ukreximbank Via Biz Finance
9.750%, 01/22/2025		214	232

			47,674

United Arab Emirates — 1.4%
Abu Dhabi Crude Oil Pipeline LLC (A)
4.600%, 11/02/2047		2,651	3,186
3.650%, 11/02/2029		923	1,031
Abu Dhabi Government International Bond
4.125%, 10/11/2047 (A)		863	1,039
Abu Dhabi Government International Bond MTN
3.875%, 04/16/2050		628	734
1.625%, 06/02/2028		3,633	3,648
DAE Funding LLC
3.375%, 03/20/2028 (A)		850	879
DP World MTN (A)
6.850%, 07/02/2037		245	331
5.625%, 09/25/2048		648	814
4.700%, 09/30/2049		215	240
DP World Crescent MTN
4.848%, 09/26/2028		725	831
DP World Salaam
6.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750%(E)		4,046	4,418

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)
Emirate of Dubai Government International Bonds MTN
5.250%, 01/30/2043		$670	$766
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		1,568	1,422
Galaxy Pipeline Assets Bidco
2.940%, 09/30/2040		6,002	6,096
2.940%, 09/30/2040 (A)		900	914
2.625%, 03/31/2036 (A)		827	826
2.160%, 03/31/2034		2,202	2,192
MDGH - GMTN BV MTN
4.500%, 11/07/2028 (A)		796	931
3.950%, 05/21/2050		338	391
3.700%, 11/07/2049 (A)		970	1,077
Sharjah Sukuk Program MTN
3.854%, 04/03/2026		1,037	1,105

			32,871

United Kingdom — 0.3%
Standard Chartered Bank MTN
8.250%, 05/18/2029 (A)	IDR	88,081,000	7,031

United States — 0.6%
JBS USA Food
5.750%, 01/15/2028 (A)		$644	680
JPMorgan Chase Bank MTN (A)
8.375%, 04/19/2039	IDR	1,563,000	125
7.500%, 06/15/2035		48,361,000	3,645
7.000%, 09/18/2030 (D)		117,660,000	8,736
Sagicor Financial
5.300%, 05/13/2028 (A)		$712	753

			13,939

Uruguay — 0.6%
Uruguay Government International Bond
9.875%, 06/20/2022	UYU	87,230	2,088
5.100%, 06/18/2050		$1,093	1,456
4.975%, 04/20/2055		487	639
4.375%, 10/27/2027		2,259	2,620
4.375%, 12/15/2028	UYU	10,923	305
4.375%, 01/23/2031		$6,468	7,587

			14,695

Uzbekistan — 0.2%
Uzauto Motors AJ
4.850%, 05/04/2026 (A)		1,269	1,266
Uzbekistan Government Bond
3.900%, 10/19/2031 (A)		2,048	2,045
Uzbekistan Government Bond MTN
5.375%, 02/20/2029		1,259	1,392
3.700%, 11/25/2030 (A)		830	822

			5,525

Description	Face Amount (Thousands)		Market Value ($ Thousands)

GLOBAL BONDS (continued)

Venezuela — 0.2%
Petroleos de Venezuela
9.750%, 05/17/2035 (F)		$3,202	$141
6.000%, 05/16/2024 (F)		16,821	740
6.000%, 05/16/2024 (F)		7,900	348
6.000%, 05/16/2024 (F)		1,777	78
6.000%, 11/15/2026 (F)		24,577	1,081
5.500%, 04/12/2037 (F)		1,620	71
5.375%, 04/12/2027 (F)		7,825	344
Venezuela Government International Bond
9.250%, 09/15/2027 (F)		3,400	354
9.250%, 05/07/2028 (F)		4,965	511
8.250%, 10/13/2024 (F)		4,151	428
7.750%, 10/13/2019 (F)		7,816	801

			4,897

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		1,594	1,602

Zambia — 0.9%
First Quantum Minerals (A)
7.500%, 04/01/2025		528	547
6.875%, 03/01/2026		531	555
6.875%, 10/15/2027		928	1,005
Zambia Government Bond
13.000%, 08/29/2026	ZMW	2,040	87
13.000%, 12/18/2027		8,370	324
13.000%, 01/25/2031		46,933	1,614
11.000%, 01/25/2026		27,670	1,123
11.000%, 06/28/2026		118,640	4,686
10.000%, 06/28/2024		99,750	4,479
Zambia Government International Bond
8.970%, 07/30/2027		$2,696	2,116
7.342%, 07/30/2027 (A)		1,450	1,138
5.375%, 09/20/2022		4,010	3,051
5.375%, 09/20/2022 (A)		1,822	1,386

			22,111

Total Global Bonds (Cost $2,230,852) ($ Thousands)			2,222,296

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Description	Shares	Market Value ($ Thousands)

AFFILIATED PARTNERSHIP — 0.2%
SEI Liquidity Fund, L.P.
0.010% **†(G)	4,308,490	$4,310

Total Affiliated Partnership (Cost $4,309) ($ Thousands)		4,310

Total Investments in Securities — 95.0% (Cost $2,235,161) ($ Thousands)		$2,226,606

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
R2035 Bond Future	415	Nov-2021	$2,504	$2,664	$100
R2037 Bond Future	39	Nov-2021	223	238	10
R213 Bond Future	602	Nov-2021	3,483	3,646	81
U.S. 2-Year Treasury Note	62	Jan-2022	13,651	13,660	9
U.S. 5-Year Treasury Note	126	Jan-2022	15,564	15,588	24
U.S. 10-Year Treasury Note	41	Dec-2021	5,455	5,472	17
U.S. Ultra Long Treasury Bond	81	Dec-2021	16,042	15,980	(62)

			56,922	57,248	179

Short Contracts
90-Day Euro$	(78)	Dec-2023	$(19,300)	$(19,312)	$(12)
Euro-Bob	(60)	Sep-2021	(9,843)	(9,560)	(71)
Euro-Bund	(108)	Sep-2021	(22,659)	(22,368)	(497)
Euro-Bund	(62)	Dec-2021	(12,598)	(12,628)	23
Euro-Buxl	(51)	Sep-2021	(12,496)	(12,794)	(739)
Korea 10-Year Bond	(62)	Sep-2021	(6,950)	(6,846)	(88)
U.S. Long Treasury Bond	(9)	Dec-2021	(1,471)	(1,466)	5

			(85,317)	(84,974)	(1,379)

			$(28,395)	$(27,726)	$(1,200)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/03/21 - 10/04/21	EUR	1,855	USD	2,183	$(8)
Barclays PLC	09/03/21	USD	1,920	EUR	1,616	(13)
Barclays PLC	09/15/21	EUR	1,648	CZK	42,548	30
Barclays PLC	09/15/21	EUR	1,649	HUF	589,719	47
Barclays PLC	09/15/21	USD	7,902	HUF	2,362,301	84
Barclays PLC	09/15/21	PLN	9,821	USD	2,544	(21)
Barclays PLC	09/15/21 - 12/15/21	USD	17,745	TRY	157,541	890
Barclays PLC	09/15/21	USD	15,118	MXN	304,452	48
Barclays PLC	09/15/21	USD	10,056	MXN	200,417	(72)
Barclays PLC	09/15/21	MXN	66,808	USD	3,247	(81)
Barclays PLC	09/15/21	RUB	219,706	USD	2,967	(27)
Barclays PLC	09/15/21	ZAR	329,189	USD	23,872	1,152
Barclays PLC	09/15/21	ZAR	7,980	USD	543	(7)
Barclays PLC	09/15/21	COP	13,921,974	USD	3,875	176

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	09/22/21	TRY	18,745	USD	2,180	$(53)
Citigroup	09/02/21 - 09/27/21	BRL	36,420	USD	6,870	(237)
Citigroup	09/02/21 - 10/08/21	CNY	60,746	USD	9,353	(41)
Citigroup	09/03/21 - 09/27/21	EUR	6,941	USD	8,281	85
Citigroup	09/03/21 - 09/15/21	EUR	8,739	USD	10,302	(15)
Citigroup	09/03/21 - 09/15/21	USD	17,832	EUR	15,260	185
Citigroup	09/15/21	USD	2,519	EUR	2,118	(18)
Citigroup	09/07/21 - 09/29/21	USD	5,978	THB	196,361	114
Citigroup	10/01/21	USD	3,615	KRW	4,212,685	23
Citigroup	09/10/21	USD	1,368	KRW	1,565,221	(17)
Citigroup	09/10/21	ILS	12,566	USD	3,883	(39)
Citigroup	09/15/21	USD	523	RUB	38,803	6
Citigroup	09/15/21	USD	747	PHP	35,866	(26)
Citigroup	09/15/21	USD	923	RON	3,844	(4)
Citigroup	09/15/21	USD	1,013	EGP	16,001	5
Citigroup	09/15/21	EUR	1,638	HUF	583,728	40
Citigroup	09/15/21	USD	4,759	HUF	1,356,023	(175)
Citigroup	09/15/21	USD	6,991	COP	27,904,005	422
Citigroup	09/15/21	USD	7,328	CNY	47,081	(47)
Citigroup	09/15/21	USD	4,486	ZAR	65,451	31
Citigroup	09/15/21 - 10/01/21	USD	5,119	ZAR	72,091	(148)
Citigroup	09/15/21	USD	2,722	CZK	58,612	—
Citigroup	09/15/21	USD	8,820	CZK	183,750	(285)
Citigroup	09/15/21 - 09/27/21	USD	13,525	CLP	9,791,918	(896)
Citigroup	09/15/21	USD	15,153	PLN	55,625	(622)
Citigroup	09/15/21	RUB	15,204	USD	205	(2)
Citigroup	09/15/21	USD	18,173	PEN	71,157	(723)
Citigroup	09/15/21	CZK	19,344	EUR	757	(5)
Citigroup	09/15/21 - 09/27/21	USD	17,415	MXN	353,715	192
Citigroup	09/15/21	USD	11,017	MXN	219,196	(98)
Citigroup	09/15/21	MXN	14,107	USD	707	4
Citigroup	09/15/21	MXN	14,548	USD	723	(2)
Citigroup	09/15/21	PEN	21,645	USD	5,614	306
Citigroup	09/15/21	PEN	11,231	USD	2,740	(14)
Citigroup	09/15/21	CZK	57,170	USD	2,635	(20)
Citigroup	09/15/21 - 10/27/21	EGP	130,931	USD	8,163	(142)
Citigroup	09/15/21	THB	399,629	USD	12,804	405
Citigroup	09/29/21	THB	63,167	USD	1,925	(35)
Citigroup	09/15/21	HUF	587,685	EUR	1,684	1
Citigroup	09/15/21	HUF	587,684	EUR	1,675	(8)
Citigroup	09/15/21	CLP	2,362,777	USD	3,215	167
Citigroup	09/15/21	CLP	1,120,869	USD	1,433	(13)
Citigroup	09/15/21	KRW	6,410,343	USD	5,480	(52)
Citigroup	09/15/21 - 11/15/21	IDR	14,588,196	USD	1,002	(19)
Citigroup	09/15/21	COP	38,670,315	USD	10,231	(43)
Citigroup	09/16/21	USD	3,996	INR	295,713	51
Citigroup	09/20/21	USD	3,556	SGD	4,822	29
Citigroup	09/20/21	SGD	5,189	USD	3,803	(55)
Citigroup	09/30/21	PLN	16,804	EUR	3,655	(74)
Citigroup	10/06/21	EUR	868	RON	4,329	10

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	11/03/21	USD	459	BRL	2,385	$3
Citigroup	12/09/21	USD	2,054	UAH	57,889	54
Deutsche Bank	09/15/21	EUR	1,471	CZK	37,532	7
Deutsche Bank	09/30/21	EUR	1,569	PLN	7,133	11
Goldman Sachs	09/02/21 - 11/03/21	USD	21,839	BRL	114,333	298
Goldman Sachs	09/02/21	BRL	20,045	USD	3,968	53
Goldman Sachs	09/02/21 - 12/02/21	BRL	153,756	USD	29,239	(575)
Goldman Sachs	09/02/21	COP	7,229,389	USD	1,961	40
Goldman Sachs	09/15/21 - 12/15/21	COP	14,259,275	USD	3,677	(102)
Goldman Sachs	09/10/21	ILS	16,594	USD	5,147	(33)
Goldman Sachs	09/15/21	EUR	206	CZK	5,248	—
Goldman Sachs	09/15/21	USD	1,152	RON	4,806	(3)
Goldman Sachs	09/15/21	PEN	2,020	USD	493	(3)
Goldman Sachs	09/15/21 - 10/01/21	USD	2,735	ZAR	40,629	66
Goldman Sachs	09/15/21	USD	3,898	SGD	5,299	42
Goldman Sachs	09/15/21	USD	3,899	HUF	1,164,303	37
Goldman Sachs	09/15/21	USD	3,920	PEN	15,825	(39)
Goldman Sachs	09/15/21	USD	4,190	MXN	85,014	44
Goldman Sachs	09/15/21	USD	2,140	MXN	42,833	(7)
Goldman Sachs	09/15/21	EUR	7,220	HUF	2,556,053	116
Goldman Sachs	09/15/21	CZK	7,934	EUR	311	(1)
Goldman Sachs	09/15/21	USD	11,240	CLP	8,092,351	(802)
Goldman Sachs	09/15/21	USD	12,543	RUB	914,761	(76)
Goldman Sachs	09/15/21	USD	14,577	TWD	399,578	(124)
Goldman Sachs	09/15/21	USD	15,721	PLN	58,127	(536)
Goldman Sachs	09/15/21 - 09/30/21	EUR	14,571	PLN	66,120	69
Goldman Sachs	09/30/21	EUR	5,083	PLN	22,725	(65)
Goldman Sachs	09/15/21 - 09/30/21	PLN	24,513	EUR	5,355	(82)
Goldman Sachs	09/15/21	CNY	30,580	USD	4,705	(23)
Goldman Sachs	09/15/21	PLN	52,713	USD	13,481	(289)
Goldman Sachs	09/15/21	THB	59,823	USD	1,785	(71)
Goldman Sachs	09/15/21 - 10/01/21	ZAR	71,490	USD	4,938	12
Goldman Sachs	09/15/21	CZK	84,180	USD	3,868	(42)
Goldman Sachs	09/15/21	MXN	415,539	USD	20,587	(113)
Goldman Sachs	09/15/21	RUB	566,654	USD	7,577	(146)
Goldman Sachs	09/15/21	CLP	3,909,092	USD	5,263	221
Goldman Sachs	09/27/21	CLP	2,836,880	USD	3,643	(15)
Goldman Sachs	09/24/21	USD	2,415	KZT	1,049,796	35
Goldman Sachs	09/27/21	KRW	4,284,439	USD	3,748	47
Goldman Sachs	10/06/21	EUR	3,375	RON	16,797	27
Goldman Sachs	11/15/21	IDR	22,528,258	USD	1,549	(27)
Goldman Sachs	12/16/21	USD	1,842	UAH	52,543	69
Goldman Sachs	02/16/22	USD	3,281	UAH	91,144	(19)
Goldman Sachs	06/30/22	RON	3,703	EUR	732	—
JPMorgan Chase Bank	09/02/21 - 11/15/21	IDR	561,547,192	USD	38,833	(559)
JPMorgan Chase Bank	09/03/21	MYR	6,698	USD	1,617	6
JPMorgan Chase Bank	10/04/21 - 10/14/21	USD	6,996	MYR	29,300	68
JPMorgan Chase Bank	09/03/21	USD	2,795	MYR	11,577	(9)
JPMorgan Chase Bank	09/03/21	EUR	636	USD	756	5
JPMorgan Chase Bank	09/03/21 - 10/04/21	EUR	14,202	USD	16,663	(103)

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	09/03/21 - 10/04/21	USD	10,506	EUR	8,952	$67
JPMorgan Chase Bank	09/03/21 - 10/06/21	USD	9,463	EUR	7,926	(105)
JPMorgan Chase Bank	09/07/21 - 10/26/21	USD	10,028	IDR	145,412,199	171
JPMorgan Chase Bank	09/09/21 - 12/06/21	USD	17,688	CNY	115,225	77
JPMorgan Chase Bank	09/07/21 - 09/09/21	USD	28,371	CNY	182,476	(146)
JPMorgan Chase Bank	09/07/21	CNY	4,174	USD	649	3
JPMorgan Chase Bank	09/07/21 - 10/08/21	CNY	155,540	USD	23,968	(78)
JPMorgan Chase Bank	09/10/21	USD	8,937	ILS	29,161	166
JPMorgan Chase Bank	09/13/21	USD	2,048	CLP	1,470,673	(151)
JPMorgan Chase Bank	09/13/21 - 11/22/21	USD	4,636	BRL	24,591	113
JPMorgan Chase Bank	09/13/21	USD	213	BRL	1,072	(3)
JPMorgan Chase Bank	09/13/21	USD	6,719	HUF	1,914,568	(247)
JPMorgan Chase Bank	09/13/21 - 09/15/21	USD	10,973	CZK	228,104	(378)
JPMorgan Chase Bank	09/13/21	PEN	1,161	USD	286	2
JPMorgan Chase Bank	09/24/21	PEN	10,017	USD	2,447	(12)
JPMorgan Chase Bank	09/13/21	HUF	21,257	USD	71	(1)
JPMorgan Chase Bank	09/13/21	BRL	34,856	USD	6,831	33
JPMorgan Chase Bank	09/13/21 - 12/02/21	BRL	44,538	USD	8,406	(201)
JPMorgan Chase Bank	09/13/21 - 09/15/21	CLP	6,417,617	USD	8,603	325
JPMorgan Chase Bank	09/15/21 - 11/16/21	USD	6,023	MXN	122,074	29
JPMorgan Chase Bank	09/15/21	CZK	11,341	EUR	444	(3)
JPMorgan Chase Bank	09/15/21	USD	8,855	THB	290,797	167
JPMorgan Chase Bank	09/20/21 - 09/29/21	USD	3,202	THB	100,416	(87)
JPMorgan Chase Bank	09/15/21	RON	55,238	USD	13,609	400
JPMorgan Chase Bank	09/15/21 - 11/16/21	MXN	40,673	USD	2,027	1
JPMorgan Chase Bank	09/15/21	MXN	31,763	USD	1,565	(17)
JPMorgan Chase Bank	09/15/21	HUF	132,727	EUR	381	1
JPMorgan Chase Bank	09/15/21	COP	48,629,123	USD	13,494	575
JPMorgan Chase Bank	09/15/21 - 09/23/21	COP	20,825,672	USD	5,380	(152)
JPMorgan Chase Bank	09/20/21	USD	749	PHP	36,144	(23)
JPMorgan Chase Bank	09/20/21 - 09/29/21	THB	145,777	USD	4,363	(161)
JPMorgan Chase Bank	09/20/21	RUB	344,148	USD	4,717	29
JPMorgan Chase Bank	09/20/21	RUB	4,370	USD	59	—
JPMorgan Chase Bank	09/22/21	TRY	4,872	USD	580	(1)
JPMorgan Chase Bank	09/24/21	USD	2,259	TRY	19,355	45
JPMorgan Chase Bank	09/27/21	USD	3,960	SGD	5,386	45
JPMorgan Chase Bank	09/27/21	KRW	2,107,682	USD	1,799	(21)
JPMorgan Chase Bank	09/30/21	USD	315	JPY	34,736	2
JPMorgan Chase Bank	09/30/21	USD	852	EUR	727	6
JPMorgan Chase Bank	09/30/21	USD	1,931	EUR	1,628	(8)
JPMorgan Chase Bank	09/30/21	EUR	3,282	PLN	14,996	43
JPMorgan Chase Bank	09/30/21	PLN	4,838	EUR	1,055	(17)
JPMorgan Chase Bank	09/30/21	EUR	13,932	USD	16,653	200
JPMorgan Chase Bank	09/30/21	EUR	539	USD	630	(7)
JPMorgan Chase Bank	09/30/21	JPY	341,037	USD	3,082	(24)
JPMorgan Chase Bank	10/01/21 - 11/15/21	USD	9,351	ZAR	137,612	81
JPMorgan Chase Bank	10/01/21 - 10/18/21	ZAR	471,214	USD	32,627	237
JPMorgan Chase Bank	10/01/21 - 10/18/21	ZAR	94,082	USD	6,231	(248)
JPMorgan Chase Bank	10/06/21 - 06/30/22	EUR	4,271	RON	21,435	30
JPMorgan Chase Bank	10/18/21	USD	933	ZAR	13,583	1
JPMorgan Chase Bank	11/15/21	USD	3,864	PLN	15,005	57

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	19

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	11/15/21	USD	9,526	RON	39,969	$6
JPMorgan Chase Bank	11/19/21	USD	2,003	VND	45,892,330	9
JPMorgan Chase Bank	11/22/21	USD	15,231	KRW	17,938,053	257
JPMorgan Chase Bank	02/16/22	USD	452	UAH	12,574	(2)
Merrill Lynch	09/02/21	BRL	35,884	USD	6,845	(164)
Merrill Lynch	09/15/21	USD	14,065	RUB	1,026,033	(81)
Merrill Lynch	09/15/21	USD	33,812	PLN	124,917	(1,180)
Merrill Lynch	09/15/21	IDR	8,948,410	USD	617	(11)
Morgan Stanley	09/03/21	USD	3,675	KRW	4,212,685	(42)
Morgan Stanley	09/10/21	PHP	16,318	USD	331	3
Morgan Stanley	09/10/21	KRW	2,173,204	USD	1,881	6
Morgan Stanley	09/15/21	EUR	1,668	HUF	593,602	38
Morgan Stanley	09/15/21	EUR	1,241	HUF	431,203	(8)
Morgan Stanley	09/15/21	EUR	7,078	CZK	180,726	38
Morgan Stanley	09/15/21	CZK	77,184	EUR	3,033	(4)
Morgan Stanley	09/15/21	RUB	141,480	USD	1,911	(18)
Morgan Stanley	09/15/21	HUF	1,707,609	EUR	4,797	(109)
Morgan Stanley	09/20/21	USD	1,862	THB	60,005	—
Morgan Stanley	09/27/21	MXN	79,024	USD	3,906	(24)
Morgan Stanley	09/27/21	CLP	2,869,608	USD	3,787	87
Morgan Stanley	09/29/21	THB	38,133	USD	1,162	(21)
Morgan Stanley	10/01/21	USD	2,880	ZAR	43,152	92
Morgan Stanley	10/01/21	ZAR	22,191	USD	1,531	3
Morgan Stanley	10/01/21	ZAR	8,029	USD	537	(16)
Morgan Stanley	10/08/21	CNY	6,950	USD	1,064	(9)
Morgan Stanley	10/08/21	USD	7,668	CNY	49,876	36
Standard Bank	09/02/21	USD	8,425	BRL	45,409	445
Standard Bank	09/03/21 - 10/05/21	EUR	29,240	USD	34,967	435
Standard Bank	09/15/21	USD	18	PEN	72	(1)
Standard Bank	09/15/21	USD	748	EUR	625	(10)
Standard Bank	09/15/21	USD	2,092	COP	8,377,541	133
Standard Bank	09/15/21	USD	2,994	MXN	61,740	82
Standard Bank	09/15/21	USD	4,493	ZAR	65,451	25
Standard Bank	09/15/21	USD	5,862	MYR	24,214	(32)
Standard Bank	09/15/21	USD	9,400	THB	307,094	128
Standard Bank	09/15/21	USD	11,781	KRW	13,135,078	(444)
Standard Bank	09/15/21	USD	19,721	SGD	26,816	217
Standard Bank	09/15/21	CZK	49,300	USD	2,263	(27)
Standard Bank	09/15/21	CNY	160,545	USD	24,700	(127)
Standard Bank	09/15/21	MXN	173,424	USD	8,525	(114)
Standard Bank	09/15/21	RUB	476,037	USD	6,427	(60)
Standard Bank	09/15/21	CLP	667,508	USD	900	39
Standard Bank	09/15/21	KRW	6,724,735	USD	5,774	(30)
Standard Bank	02/16/22	USD	911	ZMW	17,775	110
Standard Bank	02/16/22	USD	1,055	UAH	29,339	(5)
Standard Chartered	09/03/21	MYR	1,632	USD	394	1
Standard Chartered	10/14/21	MYR	2,639	USD	621	(15)
Standard Chartered	09/03/21 - 10/14/21	USD	5,259	MYR	22,267	101
Standard Chartered	09/07/21 - 09/16/21	THB	241,825	USD	7,243	(259)

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Standard Chartered	09/13/21	TWD	52,769	USD	1,897	$(11)
Standard Chartered	09/15/21	USD	1,694	COP	6,500,000	33
Standard Chartered	09/15/21	USD	2,304	CLP	1,648,548	(178)
Standard Chartered	09/15/21	USD	6,509	RUB	483,928	87
Standard Chartered	09/15/21	RUB	386,428	USD	5,200	(67)
Standard Chartered	09/15/21	HUF	1,095,200	EUR	3,122	(17)
Standard Chartered	09/22/21	TRY	10,381	USD	1,147	(90)
Standard Chartered	09/27/21	USD	3,747	KRW	4,300,578	(32)
Standard Chartered	09/27/21	INR	137,132	USD	1,839	(37)
Standard Chartered	11/03/21	USD	6,805	BRL	36,159	194
Standard Chartered	11/15/21	IDR	33,303,269	USD	2,287	(43)
State Street	09/03/21 - 09/27/21	USD	9,808	EUR	8,235	(85)
State Street	09/03/21	EUR	18,211	USD	21,652	154
State Street	09/03/21 - 10/04/21	EUR	3,157	USD	3,708	(20)
State Street	09/15/21	USD	816	MXN	16,356	(1)
State Street	09/15/21	USD	1,539	RUB	112,913	—
State Street	09/15/21	CZK	41,328	EUR	1,621	(6)
State Street	09/15/21	HUF	189,591	EUR	532	(12)
State Street	09/15/21 - 09/27/21	MXN	84,181	USD	4,197	10
State Street	09/15/21	MXN	115,740	USD	5,694	(71)
State Street	09/15/21	CLP	474,571	USD	631	19
State Street	09/27/21	CLP	2,916,636	USD	3,695	(66)
State Street	09/27/21	USD	3,749	INR	282,043	109
State Street	09/27/21	USD	3,779	KRW	4,284,439	(79)
State Street	09/27/21	USD	3,798	BRL	20,015	98
State Street	09/27/21	USD	7,626	CLP	5,753,516	(207)
State Street	09/27/21	INR	144,910	USD	1,943	(39)
State Street	09/27/21	KRW	2,192,896	USD	1,916	22
State Street	10/01/21	USD	2,446	ZAR	36,194	47
State Street	10/08/21	USD	718	CNY	4,667	3
State Street	10/08/21	CNY	37,387	USD	5,745	(30)
State Street	11/03/21	BRL	3,737	USD	727	4

						$(2,206)

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2021, is as follows:

			Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY CLP - SINACOFI CHILE	1.960%	Semi-Annually	12/12/2021	CLP
INTERBANK RATE AVG					3,489,141	$(6)	$–	$(6)
1-DAY COP- COLUMBIA IBR	5.81%	Quarterly	04/03/2029	COP
OVERNIGHT INTERBANK					7,450,804	(36)	–	(36)
6.65%	28-DAY MEXICAN INTERBANK	Monthly	08/15/2028	MXN
	RATE(TIIE)				71,919	3	–	3
7.51%	28-DAY MXN - TIIE	Monthly	04/20/2027	MXN	11,913	29	–	29
8.155%	28-DAY MXN - TIIE	Monthly	12/28/2026	MXN	21,000	81	–	81
7.72%	28-DAY MXN - TIIE	Monthly	12/03/2026	MXN	16,200	46	–	46
1-DAY INR MIBOR	5.145%	Semi-Annually	08/27/2026	INR	310,000	(10)	–	(10)
1-DAY COP- COLUMBIA IBR	5.915%	Quarterly	05/15/2029	COP
OVERNIGHT INTERBANK					6,500,000	(46)	–	(46)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1.055%	6-MONTH PLN WIBOR	Semi-Annually	07/22/2026	PLN	15,818	$84	$–	$84
2.48%	1-DAY SINACOFI CHILE INTERBANK	Semi-Annually	04/12/2026	CLP
	RATE AVG (CLICP)				–	–	–	0
5.815%	28-DAY MEXICAN INTERBANK	Monthly	04/06/2026	MXN
	RATE (TIIE)				41,751	(48)	–	(48)
1-DAY SINACOFI CHILE INTERBANK	2.26% FIXED	Semi-Annually	03/16/2026	CLP
RATE AVG(CLICP)					2,687,914	(221)	–	(221)
6-MONTH BKIBOR THB	1.1%	Semi-Annually	03/10/2026	THB	122,000	(24)	–	(24)
6-MONTH BKIBOR THB	0.995%	Semi-Annually	03/01/2026	THB	137,000	(4)	–	(4)
6-MONTH CZK PRIBOR	1.32%	Semi-Annually	02/10/2026	CZK	–	(6)	–	(6)
6-MONTH PRAGUE INTERBANK	1.81% FIXED	Semi-Annually	05/13/2026	CZK
OFFER RATE (PRIBOR)					–	(9)	–	(9)
1-DAY COP- COLUMBIA IBR	5.37	Quarterly	06/21/2029	COP
OVERNIGHT INTERBANK					3,800,000	12	–	12
28-DAY MXN - TIIE	6.9225%	Monthly	08/31/2029	MXN	58,394	(30)	–	(30)
28-DAY MXN - TIIE	6.82%	Monthly	09/10/2029	MXN	40,855	(7)	–	(7)
6-MONTH HUF BUBOR	3.035%	Annually	07/06/2031	HUF	1,400,000	6	–	6
2.1475%	6-MONTH PLN WIBOR	Semi-Annually	07/05/2031	PLN	17,000	(12)	–	(12)
1.905%	6-MONTH PLN WIBOR	Annually	05/18/2031	PLN	3,124	10	–	10
-MONTH PRAGUE INTERBANK OFFER	1.88% FIXED	Annually	05/13/2031	CZK
RATE (PRIBOR)					–	5	–	5
3-Month KWCDC KRW	1.495%	Quarterly	02/19/2031	KRW	2,400,000	19	–	19
3-Month KRW KWCDC	1.3965%	Quarterly	02/05/2031	KRW	2,400,000	37	–	37
1.38%	6-MONTH CZK PRIBOR	Annually	11/13/2030	CZK	–	–	–	–
1.395%	6-MONTH CZK PRIBOR	Annually	11/12/2030	CZK	–	–	–	–
2.145%	1-DAY CLP–SINACOFI CHILE	Semi-Annually	08/24/2030	CLP
	INTERBANK RATE AVG				616,282	(139)	–	(139)
1-DAY COP- COLUMBIA IBR	4.21%	Quarterly	07/08/2030	COP
OVERNIGHT INTERBANK					682,690	(19)	–	(19)
1-DAY CLP - SINACOFI CHILE	2.33%	Semi-Annually	06/05/2030	CLP
INTERBANK RATE AVG					1,146,740	231	–	231
1-DAY COP- COLUMBIA IBR	4.98%	Quarterly	04/23/2030	COP
OVERNIGHT INTERBANK					1,595,236	20	–	20
5.47%	1-DAY COP - COLUMBIA IBR	Quarterly	03/11/2030	COP
	OVERNIGHT INTERBANK				1,499,197	5	–	5
.54%	3-MONTH ZAR - JIBAR	Quarterly	02/28/2030	ZAR	29,979	(97)	–	(97)
1.75%	6-MONTH PLN - WIBOR	Annually	02/26/2030	PLN	6,203	5	–	5
1.6325%	1-DAY SINACOFI CHILE INTERBANK	Semi-Annually	01/12/2026	CLP
	RATE AVG(CLICP)				–	–	–	0
1.16%	1-DAY CLP - SINACOFI CHILE	Semi-Annually	06/23/2025	CLP
	INTERBANK RATE AVG				3,237,689	(369)	–	(369)
1.36%	1-DAY CLP - SINACOFI CHILE	Semi-Annually	06/17/2025	CLP
	INTERBANK RATE AVG				2,668,591	(277)	–	(277)
6.45%	28-DAY MXN - TIIE	Monthly	04/01/2025	MXN	45,932	17	–	17
5.55%	28-DAY MXN - TIIE	Monthly	04/13/2023	MXN	66,291	(6)	–	(6)
4.43%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	16,859	169	–	169
6.23%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	7,534	(44)	–	(44)
6.61%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	6,301	(30)	–	(30)
5.25%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	15,387	(128)	–	(128)
9.255%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	2,474	7	–	7
6.97% FIXED	1-DAY BRL CETIP	Annually	01/02/2023	BRL	35,730	131	–	131
6.77%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	8,540	(38)	–	(38)
1-DAY CETIP -BRL	6.23%	Annually	01/02/2023	BRL	63,068	349	–	349
6.71%	28-DAY MXN - TIIE	Monthly	07/07/2022	MXN	45,683	27	–	27
6.745%	28-DAY MXN - TIIE	Monthly	06/23/2022	MXN	49,636	30	–	30
7.705%	28-DAY MXN - TIIE	Monthly	01/21/2022	MXN	6,000	3	–	3
2.885 FIXED	1-DAY BRL - CETIP	Annually	01/03/2022	BRL	24,057	(60)	–	(60)

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.99%	1-DAY BRL - CETIP	Annually	01/03/2022	BRL	34,427	$(84)	$–	$(84)
5.89%	1-DAY BRL - CETIP	Annually	01/03/2022	BRL	36,997	(21)	–	(21)
3-Month MOSCOW PRIME OFFER	7.192% FIXED	Annually	07/27/2023	RUB
RATE (MOSPRIME)					1,623,347	(44)	–	(44)
1.54%	6-MONTH PLN WIBOR	Semi-Annually	07/23/2031	PLN	8,254	46	–	46
5.01%	GOLDMAN SACHS	Monthly	11/22/2023	MXN	211,565	(135)	–	(135)
6.5%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	6,494	(76)	–	(76)
7.7325%	1-DAY BRL-CETIP 01/02/2025	Annually	01/02/2025	BRL	19,516	(199)	–	(199)
.82%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	4,671	(77)	–	(77)
6.455%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	4,989	(93)	–	(93)
6.77%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	5,570	(93)	–	(93)
5.65%	1-DAY BRL - CETIP	Annually	01/02/2025	BRL	17,121	(399)	–	(399)
5.47%	28-DAY MXN - TIIE	Monthly	06/19/2024	MXN	221,391	(119)	–	(119)
6-MONTH CZK - PRIBOR	1.7	Semi-Annually	06/18/2024	CZK	–	(20)	–	(20)
6-MONTH PLN - WIBOR	1.9865%	Semi-Annually	03/25/2024	PLN	11,516	(66)	–	(66)
5.1525%	28-DAY MEXICAN INTERBANK	Monthly	02/22/2024	MXN
	RATE (TIIE)				185,141	(115)	–	(115)
5.7%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	12,439	(185)	–	(185)
1-DAY BRL CETIP	5.9725%	Annually	01/02/2024	BRL	10,140	(137)	–	(137)
4.835%	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	30,017	(552)	–	(552)
5.56	1-DAY BRL - CETIP	Annually	01/02/2024	BRL	26,364	(412)	–	(412)
5.715%	1-DAY BRL CETIP	Annually	01/02/2024	BRL	11,232	(165)	–	(165)
4.99%	1-DAY BRL CETIP	Annually	01/02/2024	BRL	11,034	(193)	–	(193)
7.45%	1-DAY OVERNIGHT BRAZIL	Annually	01/02/2024	BRL
	INTERBANK DEPOSIT(CETIP)				15,514	(110)	–	(110)
6-MONTH HUF BUBOR	2.7%	Annually	08/06/2031	HUF	732,940	–	–	–

						$(3,589)	$–	$(3,589)

A list of open OTC swap agreements held by the Fund at August 31, 2021, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
		3-MONTH MOSCOW PRIME
Goldman Sachs	6.29%	OFFERED RATE - RUB	Quarterly	12/14/2021	RUB	700,000	$400	$–	$400
		1-DAY CLP - SINACOFI CHILE
JPMorgan Chase	3.43%	INTERBANK RATE AVG	Semi- Annually	05/10/2022	CLP	933,434	29	–	29
Goldman Sachs	5.900%	28-DAY MXN - TIIE	Monthly	09/12/2022	MXN	99,662	26	–	26
Goldman Sachs	11.985%	1-DAY BRL - CETIP	Annually	01/02/2023	BRL	3,000	293	–	293
Goldman Sachs	10.89%	1-DAY BRL - CETIP	Quarterly	01/03/2023	BRL	6,139	443	–	443
		3-MONTH MOSCOW PRIME
Goldman Sachs	7.072%	OFFERED RATE - RUB	Quarterly	04/02/2023	RUB	1,057,550	313	–	313
Goldman Sachs	6.355%	28-DAY MXN - TIIE	Monthly	05/21/2025	MXN	29,801	5	–	5
Goldman Sachs	6.205%	28-DAY MXN - TIIE	Monthly	12/08/2025	MXN	21,174	(5)	–	(5)
Goldman Sachs	6.165%	28-DAY MXN - TIIE	Monthly	03/05/2026	MXN	63,199	(26)	–	(26)
JPMorgan Chase	6.13%	28-DAY MXN - TIIE	Monthly	06/18/2026	MXN	47,000	(27)	–	(27)
Citibank	1.87750%	6-MONTH CZK PRIBOR	Annually	07/09/2026	CZK	57,553	(27)	–	(27)
Citibank	1.822%	6-MONTH CZK PRIBOR	Annually	07/12/2026	CZK	95,449	(58)	–	(58)
Citibank	1.8282%	6-MONTH CZK PRIBOR	Annually	07/12/2026	CZK	102,726	(60)	–	(60)
	CZECH INTERBANK
Goldman Sachs	OFFERED (CZK- PRIBOR)	2.158% FIXED	Annually	08/30/2026	CZK	120,567	3	–	3
Goldman Sachs	6.381%	28-DAY MXN - TIIE	Monthly	09/16/2026	MXN	35,000	(4)	–	(4)

							$1,305	$–	$1,305

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Continued)

Percentages are based on Net Assets of $2,342,769 ($ Thousands).
†	Investment in Affiliated Security.
**	The rate reported is the 7-day effective yield as of August 31, 2021.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $331,199 ($ Thousands), representing 14.1% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Certain securities or partial positions of certain securities are on loan at August 31, 2021. The total market value of securities on loan at August 31, 2021 was $4,141 ($ Thousands).
(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(E)	Perpetual security with no stated maturity date.
(F)	Security is in default on interest payment.
(G)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of August 31, 2021 was $4,309 ($ Thousands).

BRL — Brazilian Real

CETIP — Central of Custody and Financial Settlement of Securities

CLICP — Sinacofi Chile Interbank Rate Avg

CLP — Chilean Peso

CNY — Chinese Yuan Onshore

COP — Colombian Peso

CZK — Czech Koruna

DAC — Designated Activity Company

EGP — Egyptian Pound

EUR — Euro

GHS — Ghanaian Cedi

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

ILS — Israeli New Sheckels

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

JSC — Joint-Stock Company

KRW — Korean Won

KZT — Kazakhstani Tenge

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

Ltd. — Limited

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

OTC — Over The Counter

PEN — Peruvian Nuevo Sol

PHP — Philippine Peso

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

PLN — Polish Zloty

PRIBOR — Prague Interbank Offered Rate

RON — Romanian Leu

RSD — Serbian Dinar

RUB — Russian Ruble

SAR — Saudi Riyal

Ser — Series

THB — Thai Baht

TIIE — Interbank Equilibrium Interest Rate

TRY — Turkish Lira

TWD — Taiwan Dollar

UAH — Ukrainian Hryvnia

UGX — Ugandan Shilling

ULC — Unlimited Liability Company

USD — U.S. Dollar

UYU — Uruguayan Peso

WIBOR — Warsaw Interbank Offered Rate

VAR — Variable Rate

ZAR — South African Rand

ZMW — Zambian Kwacha

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Global Bonds	–	2,222,296	–	2,222,296
Affiliated Partnership	–	4,310	–	4,310

Total Investments in Securities	–	2,226,606	–	2,226,606

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	269	–	–	269
Unrealized Depreciation	(1,469)	–	–	(1,469)
Forwards Contracts*
Unrealized Appreciation	–	11,810	–	11,810
Unrealized Depreciation	–	(14,016)	–	(14,016)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,512	–	1,512
Unrealized Depreciation	–	(207)	–	(207)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	1,372	–	1,372
Unrealized Depreciation	–	(4,961)	–	(4,961)

Total Other Financial Instruments	(1,200)	(4,490)	–	(5,690)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Emerging Markets Debt Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Liquidity Fund, L.P.	$3,893	$4,301	$(3,883)	$-	$(1)	$4,310	4,308,490	$4	$-

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.4%

U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	$13,496	$15,608
2.000%, 01/15/2026	9,549	11,244
0.625%, 04/15/2023	20,857	21,908
0.625%, 01/15/2024	22,848	24,476
0.625%, 01/15/2026	18,490	20,586
0.500%, 04/15/2024	12,622	13,539
0.375%, 07/15/2023	23,851	25,209
0.375%, 07/15/2025	20,875	22,927
0.250%, 01/15/2025	20,805	22,489
0.125%, 01/15/2023	24,636	25,558
0.125%, 07/15/2024	21,081	22,620
0.125%, 10/15/2024	18,069	19,418
0.125%, 04/15/2025	14,882	16,060
0.125%, 10/15/2025	17,870	19,494
0.125%, 10/15/2025	152	166
0.125%, 04/15/2026	17,324	18,926
0.125%, 07/15/2026	17,535	19,314

Total U.S. Treasury Obligations
(Cost $306,634) ($ Thousands)		319,542

Total Investments in Securities — 99.4%
(Cost $306,634) ($ Thousands)		$319,542

Percentages are based on Net Assets of $321,581 ($ Thousands).

As of August 31, 2021, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 29.4%

Communication Services — 2.2%
AT&T
2.300%, 06/01/2027	$2,000	$2,086
0.690%, VAR United States Secured Overnight Financing Rate + 0.640%, 03/25/2024	9,215	9,235
Level 3 Financing
3.400%, 03/01/2027 (A)	700	738
NTT Finance
0.373%, 03/03/2023 (A)	10,385	10,386
Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
4.738%, 03/20/2025 (A)	1,064	1,137
3.360%, 09/20/2021 (A)	199	199
T-Mobile USA
3.875%, 04/15/2030	770	863
3.750%, 04/15/2027	640	708
3.500%, 04/15/2025	705	761
Verizon Communications
0.750%, 03/22/2024	7,395	7,423

		33,536

Consumer Discretionary — 3.0%
7-Eleven
0.800%, 02/10/2024 (A)	11,000	10,998
0.578%, VAR ICE LIBOR USD 3 Month + 0.450%, 08/10/2022 (A)	1,185	1,185
Alimentation Couche-Tard
3.550%, 07/26/2027 (A)	400	442
BMW US Capital LLC
0.580%, VAR United States Secured Overnight Financing Rate + 0.530%, 04/01/2024 (A)	6,360	6,433
Daimler Finance North America LLC
1.025%, VAR ICE LIBOR USD 3 Month + 0.900%, 02/15/2022 (A)	2,190	2,199
Ford Motor Credit LLC
5.596%, 01/07/2022	9	9
1.198%, VAR ICE LIBOR USD 3 Month + 1.080%, 08/03/2022	955	952
0.999%, VAR ICE LIBOR USD 3 Month + 0.880%, 10/12/2021	500	500
General Motors Financial
4.200%, 11/06/2021	1,270	1,279
3.150%, 06/30/2022	285	291
1.050%, 03/08/2024	7,945	7,995
Hyundai Capital America
1.250%, 09/18/2023 (A)	3,150	3,179
Hyundai Capital America MTN
0.800%, 01/08/2024 (A)	5,030	5,012

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Toyota Motor Credit MTN
0.450%, 01/11/2024	$6,820	$6,815

		47,289

Consumer Staples — 2.1%
BAT Capital
3.222%, 08/15/2024	860	913
BayCare Health System
2.610%, 11/15/2022	1,190	1,220
Bayer US Finance II LLC
3.875%, 12/15/2023 (A)	745	795
CommonSpirit Health
2.760%, 10/01/2024	960	1,011
1.547%, 10/01/2025	8,555	8,667
Fresenius Medical Care US Finance II
5.875%, 01/31/2022 (A)	760	777
Fresenius US Finance II
4.500%, 01/15/2023 (A)	955	997
Hormel Foods
0.650%, 06/03/2024	8,800	8,815
Imperial Brands Finance PLC
4.250%, 07/21/2025 (A)	1,035	1,136
Keurig Dr Pepper
0.750%, 03/15/2024	7,575	7,584
Smithfield Foods
3.350%, 02/01/2022 (A)	590	595

		32,510

Energy — 1.8%
Energy Transfer
5.950%, 12/01/2025	748	873
4.250%, 03/15/2023	5,547	5,799
4.250%, 04/01/2024	250	268
4.050%, 03/15/2025	1,000	1,083
Petroleos Mexicanos
5.350%, 02/12/2028	1,200	1,194
Pioneer Natural Resources
0.750%, 01/15/2024	6,470	6,425
Saudi Arabian Oil MTN
2.875%, 04/16/2024 (A)	11,985	12,545

		28,187

Financials — 13.2%
Athene Global Funding
0.750%, VAR United States Secured Overnight Financing Rate + 0.700%, 05/24/2024 (A)	920	925
Avolon Holdings Funding
3.625%, 05/01/2022 (A)	890	906
2.528%, 11/18/2027 (A)	133	132

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Bank of America
3.335%, VAR ICE LIBOR USD 3 Month + 0.650%, 01/25/2023	$1,000	$1,012
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	8,375	8,647
Bank of America MTN
2.881%, VAR ICE LIBOR USD 3 Month + 1.021%, 04/24/2023	2,000	2,033
1.486%, VAR United States Secured Overnight Financing Rate + 1.460%, 05/19/2024	2,150	2,186
0.810%, VAR United States Secured Overnight Financing Rate + 0.740%, 10/24/2024	8,500	8,535
Bank of Montreal MTN
0.726%, VAR United States Secured Overnight Financing Rate + 0.680%, 03/10/2023	2,270	2,289
Canadian Imperial Bank of Commerce
0.389%, VAR United States Secured Overnight Financing Rate + 0.340%, 06/22/2023	5,985	5,992
Citigroup
3.352%, VAR ICE LIBOR USD 3 Month + 0.897%, 04/24/2025	1,645	1,753
0.981%, VAR United States Secured Overnight Financing Rate + 0.669%, 05/01/2025	7,860	7,895
Credit Suisse Group
2.593%, VAR United States Secured Overnight Financing Rate + 1.560%, 09/11/2025 (A)	1,565	1,629
Credit Suisse NY
0.495%, 02/02/2024	7,200	7,193
Federation des Caisses Desjardins du Quebec
0.450%, 10/07/2023 (A)	7,660	7,669
Fifth Third Bancorp
1.625%, 05/05/2023	8,055	8,212
General Electric MTN
0.501%, VAR ICE LIBOR USD 3 Month + 0.380%, 05/05/2026	350	346
Goldman Sachs Group
0.627%, VAR United States Secured Overnight Financing Rate + 0.538%, 11/17/2023	9,555	9,569
0.481%, 01/27/2023	6,270	6,271
Goldman Sachs Group MTN
2.905%, VAR ICE LIBOR USD 3 Month + 0.990%, 07/24/2023	500	511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
HSBC Holdings PLC
1.125%, VAR ICE LIBOR USD 3 Month + 1.000%, 05/18/2024	$225	$228
0.976%, VAR United States Secured Overnight Financing Rate + 0.708%, 05/24/2025	1,870	1,871
0.732%, VAR United States Secured Overnight Financing Rate + 0.534%, 08/17/2024	700	701
Intercontinental Exchange
0.769%, VAR ICE LIBOR USD 3 Month + 0.650%, 06/15/2023	1,700	1,700
JPMorgan Chase
4.023%, VAR ICE LIBOR USD 3 Month + 1.000%, 12/05/2024	9,910	10,643
0.969%, VAR United States Secured Overnight Financing Rate + 0.580%, 06/23/2025	385	386
0.697%, VAR United States Secured Overnight Financing Rate + 0.580%, 03/16/2024	2,325	2,333
Lloyds Banking Group PLC
3.870%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 3.500%, 07/09/2025	180	195
2.858%, VAR ICE LIBOR USD 3 Month + 1.249%, 03/17/2023	1,910	1,936
Macquarie Group
1.340%, VAR United States Secured Overnight Financing Rate + 1.069%, 01/12/2027 (A)	705	703
Morgan Stanley MTN
0.791%, VAR United States Secured Overnight Financing Rate + 0.509%, 01/22/2025	725	726
0.560%, VAR United States Secured Overnight Financing Rate + 0.466%, 11/10/2023	15,260	15,285
0.529%, VAR United States Secured Overnight Financing Rate + 0.455%, 01/25/2024	2,745	2,746
National Bank of Canada
0.900%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.770%, 08/15/2023	13,785	13,853
National Securities Clearing
1.200%, 04/23/2023 (A)	7,290	7,395
Nationwide Building Society
3.766%, VAR ICE LIBOR USD 3 Month + 1.064%, 03/08/2024 (A)	350	366
Nationwide Building Society MTN
3.622%, VAR ICE LIBOR USD 3 Month + 1.181%, 04/26/2023 (A)	1,890	1,929

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Nationwide Mutual Insurance
2.409%, VAR ICE LIBOR USD 3 Month + 2.290%, 12/15/2024 (A)	$1,000	$1,001
Natwest Group
3.498%, VAR ICE LIBOR USD 3 Month + 1.480%, 05/15/2023	1,900	1,940
NatWest Markets
0.580%, VAR United States Secured Overnight Financing Rate + 0.530%, 08/12/2024 (A)	5,830	5,852
Pacific Life Global Funding II
0.500%, 09/23/2023 (A)	5,615	5,629
Park Aerospace Holdings
4.500%, 03/15/2023 (A)	170	178
PNC Bank
0.453%, VAR ICE LIBOR USD 3 Month + 0.325%, 02/24/2023	10,875	10,887
Protective Life Global Funding
1.082%, 06/09/2023 (A)	7,785	7,889
Santander UK Group Holdings PLC
3.571%, 01/10/2023	1,615	1,633
1.089%, VAR United States Secured Overnight Financing Rate + 0.787%, 03/15/2025	200	200
Truist Financial MTN
0.444%, VAR United States Secured Overnight Financing Rate + 0.400%, 06/09/2025	9,585	9,604
UBS AG/London
0.700%, 08/09/2024 (A)	1,170	1,171
UBS Group
1.008%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 07/30/2024 (A)	6,565	6,607
USAA Capital
1.500%, 05/01/2023 (A)	3,580	3,651
Wells Fargo MTN
3.750%, 01/24/2024	655	702
2.164%, VAR ICE LIBOR USD 3 Month + 0.750%, 02/11/2026	2,830	2,938
Wells Fargo Bank
3.625%, 10/22/2021	1,000	1,005

		207,588

Health Care — 1.4%
AbbVie
5.000%, 12/15/2021	500	501
3.800%, 03/15/2025	35	38
3.750%, 11/14/2023	550	587
Gilead Sciences
0.750%, 09/29/2023	8,095	8,097

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
0.666%, VAR ICE LIBOR USD 3 Month + 0.520%, 09/29/2023	$1,200	$1,200
HCA
4.750%, 05/01/2023	1,655	1,765
Humana
3.850%, 10/01/2024	1,500	1,626
0.650%, 08/03/2023	675	676
Royalty Pharma PLC
0.750%, 09/02/2023	985	989
Stryker
0.600%, 12/01/2023	6,490	6,491

		21,970

Industrials — 1.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.875%, 01/16/2024	580	630
3.950%, 02/01/2022	1,000	1,011
Air Lease
3.500%, 01/15/2022	690	698
Air Lease MTN
0.700%, 02/15/2024	400	398
Boeing
1.433%, 02/04/2024	680	682
Delta Air Lines Pass-Through Trust
6.718%, 01/02/2023	150	151
GE Capital Funding LLC
4.400%, 05/15/2030	1,190	1,394
General Electric MTN
1.126%, VAR ICE LIBOR USD 3 Month + 1.000%, 04/15/2023	2,000	2,018
Georgia-Pacific LLC
0.625%, 05/15/2024 (A)	8,115	8,132
IHS Markit
5.000%, 11/01/2022 (A)	1,500	1,558
3.625%, 05/01/2024	430	458

		17,130

Information Technology — 0.8%
NXP BV
4.625%, 06/01/2023 (A)	1,485	1,585
Oracle
1.650%, 03/25/2026	1,865	1,894
Skyworks Solutions
0.900%, 06/01/2023	1,145	1,148
VMware
1.000%, 08/15/2024	8,060	8,094

		12,721

Materials — 0.2%
Berry Global
0.950%, 02/15/2024 (A)	1,415	1,420

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
International Flavors & Fragrances
0.697%, 09/15/2022 (A)	$750	$752

		2,172

Real Estate — 0.6%
American Campus Communities Operating Partnership
3.750%, 04/15/2023	1,395	1,455
Camden Property Trust
2.950%, 12/15/2022	1,490	1,529
CyrusOne/CyrusOne Finance
2.900%, 11/15/2024	1,430	1,499
GLP Capital LP / GLP Financing II
5.375%, 11/01/2023	2,803	3,038
Kilroy Realty
3.450%, 12/15/2024	395	422
Kimco Realty
3.400%, 11/01/2022	1,350	1,390
SL Green Operating Partnership
3.250%, 10/15/2022	210	216

		9,549

Utilities — 3.0%
CenterPoint Energy
0.700%, VAR United States Secured Overnight Financing Rate + 0.650%, 05/13/2024	7,630	7,641
Dominion Energy
3.300%, 03/15/2025	1,570	1,694
2.450%, 01/15/2023 (A)	500	513
0.649%, VAR ICE LIBOR USD 3 Month + 0.530%, 09/15/2023	6,283	6,284
Jersey Central Power & Light
4.700%, 04/01/2024 (A)	1,045	1,134
NextEra Energy Capital Holdings
0.650%, 03/01/2023	15,710	15,771
Southern California Edison
0.880%, VAR United States Secured Overnight Financing Rate + 0.830%, 04/01/2024	6,375	6,404
0.389%, VAR ICE LIBOR USD 3 Month + 0.270%, 12/03/2021	6,550	6,551

		45,992

Total Corporate Obligations (Cost $455,906) ($ Thousands)		458,644

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 27.7%
U.S. Treasury Bills
0.046%, 01/20/2022 (B)	$5,985	$5,984
0.035%, 12/14/2021 (B)	4,775	4,775
0.043%, 10/05/2021 (B)	22,640	22,639
U.S. Treasury Notes
1.750%, 09/30/2022	4,630	4,712
1.750%, 12/31/2024	50,605	52,744
1.375%, 10/15/2022	23,600	23,937
0.500%, 03/15/2023	61,095	61,434
0.250%, 05/15/2024	4,555	4,543
0.250%, 06/15/2024	13,720	13,677
0.125%, 05/15/2023	25,100	25,080
0.125%, 06/30/2023	14,795	14,784
0.125%, 07/31/2023	52,755	52,693
0.125%, 08/31/2023	55,395	55,306
0.125%, 10/15/2023	33,595	33,515
0.125%, 12/15/2023	56,825	56,639

Total U.S. Treasury Obligations (Cost $431,753) ($ Thousands)		432,462

MORTGAGE-BACKED SECURITIES — 23.6%

Agency Mortgage-Backed Obligations — 9.9%
FHLMC
3.500%, 02/01/2034 to 12/01/2034	7,198	7,755
2.500%, 11/01/2028 to 08/01/2031	793	832
0.300%, 10/13/2023	7,135	7,133
FHLMC ARM
1.902%, VAR ICE LIBOR USD 12 Month + 1.531%, 03/01/2037	13	14
FHLMC CMO, Ser 2004-2761, Cl FT
0.446%, VAR LIBOR USD 1 Month + 0.350%, 12/15/2033	115	115
FHLMC CMO, Ser 2005-2922, Cl FE
0.346%, VAR LIBOR USD 1 Month + 0.250%, 02/15/2035	748	753
FHLMC CMO, Ser 2005-2990, Cl LK
0.466%, VAR LIBOR USD 1 Month + 0.370%, 10/15/2034	879	882
FHLMC CMO, Ser 2005-3066, Cl PF
0.396%, VAR LIBOR USD 1 Month + 0.300%, 04/15/2035	32	32
FHLMC CMO, Ser 2006-3102, Cl FB
0.396%, VAR LIBOR USD 1 Month + 0.300%, 01/15/2036	421	423
FHLMC CMO, Ser 2006-3136, Cl KF
0.396%, VAR LIBOR USD 1 Month + 0.300%, 04/15/2036	413	414
FHLMC CMO, Ser 2009-3616, Cl FG
0.746%, VAR LIBOR USD 1 Month + 0.650%, 03/15/2032	420	427

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2010-3762, Cl FP
0.546%, VAR LIBOR USD 1 Month + 0.450%, 03/15/2040	$101	$102
FHLMC CMO, Ser 2010-3774, Cl EW
3.500%, 12/15/2025	311	327
FHLMC CMO, Ser 2011-3867, Cl FN
0.446%, VAR LIBOR USD 1 Month + 0.350%, 04/15/2040	31	31
FHLMC CMO, Ser 2011-3895, Cl FM
0.446%, VAR LIBOR USD 1 Month + 0.350%, 12/15/2040	366	367
FHLMC CMO, Ser 2011-3940, Cl PF
0.446%, VAR LIBOR USD 1 Month + 0.350%, 05/15/2040	257	258
FHLMC CMO, Ser 2011-3946, Cl FG
0.446%, VAR LIBOR USD 1 Month + 0.350%, 10/15/2039	59	59
FHLMC CMO, Ser 2011-3960, Cl JF
0.546%, VAR LIBOR USD 1 Month + 0.450%, 04/15/2041	195	196
FHLMC CMO, Ser 2012-4048, Cl GF
0.446%, VAR LIBOR USD 1 Month + 0.350%, 10/15/2040	139	139
FHLMC CMO, Ser 2012-4094, Cl BF
0.496%, VAR LIBOR USD 1 Month + 0.400%, 08/15/2032	596	596
FHLMC CMO, Ser 2012-4095, Cl FB
0.496%, VAR LIBOR USD 1 Month + 0.400%, 04/15/2039	54	54
FHLMC CMO, Ser 2012-4102, Cl LF
0.346%, VAR LIBOR USD 1 Month + 0.250%, 01/15/2040	165	166
FHLMC CMO, Ser 2013-4203, Cl DM
3.000%, 04/15/2033	310	328
FHLMC CMO, Ser 2013-4262, Cl AB
2.500%, 01/15/2031	26	26
FHLMC CMO, Ser 2014-4379, Cl CD
2.500%, 04/15/2033	339	348
FHLMC CMO, Ser 2015-4482, Cl CA
3.000%, 04/15/2034	407	421
FHLMC Multifamily Structured Pass-Through Certificates, Ser K020, Cl A2
2.373%, 05/25/2022	892	902
FHLMC Multifamily Structured Pass-Through Certificates, Ser K037, Cl A1
2.592%, 04/25/2023	352	358
FHLMC Multifamily Structured Pass-Through Certificates, Ser K038, Cl A1
2.604%, 10/25/2023	206	209

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF34, Cl A
0.451%, VAR LIBOR USD 1 Month + 0.360%, 08/25/2024	$496	$497
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF37, Cl A
0.451%, VAR ICE LIBOR USD 1 Month + 0.360%, 09/25/2027	188	189
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF38, Cl A
0.421%, VAR LIBOR USD 1 Month + 0.330%, 09/25/2024	838	839
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF39, Cl A
0.411%, VAR LIBOR USD 1 Month + 0.320%, 11/25/2024	803	804
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF40, Cl A
0.431%, VAR LIBOR USD 1 Month + 0.340%, 11/25/2027	236	237
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF43, Cl A
0.331%, VAR ICE LIBOR USD 1 Month + 0.240%, 01/25/2028	552	553
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF51, Cl A
0.491%, VAR ICE LIBOR USD 1 Month + 0.400%, 08/25/2025	757	760
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF59, Cl A
0.631%, VAR ICE LIBOR USD 1 Month + 0.540%, 02/25/2029	1,260	1,269
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF66, Cl A
0.611%, VAR ICE LIBOR USD 1 Month + 0.520%, 07/25/2029	1,128	1,136
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ08, Cl A2
2.356%, 08/25/2022	974	983
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ24, Cl A1
2.283%, 05/25/2026	2,895	3,017
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ26, Cl A1
2.135%, 07/25/2025	3,121	3,209
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ29, Cl A1
0.735%, 01/25/2026	1,722	1,725
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ30, Cl A1
0.526%, 01/25/2025	1,415	1,413

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser KJ34, Cl A1
0.681%, 06/25/2026	$1,432	$1,430
FHLMC Multifamily Structured Pass-Through Certificates, Ser KPLB, Cl A
2.770%, 05/25/2025	500	537
FHLMC Multifamily Structured Pass-Through Certificates, Ser Q004, Cl AFL
0.838%, VAR 12 Month Treas Avg + 0.740%, 05/25/2044	563	562
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M3
4.184%, VAR ICE LIBOR USD 1 Month + 4.100%, 08/25/2024	463	467
FNMA
3.500%, 10/01/2031	374	406
3.430%, 10/01/2023	1,327	1,390
3.000%, 07/01/2030 to 08/01/2035	5,679	6,031
2.923%, 01/01/2026 (C)	1,816	1,947
2.500%, 12/01/2027 to 11/01/2034	5,525	5,789
2.240%, 12/01/2022	9,216	9,355
2.000%, 07/01/2035 to 03/01/2036	1,150	1,191
FNMA ACES, Ser 2016-M11, Cl AL
2.944%, 07/25/2039	624	659
FNMA CMO, Ser 2004-94, Cl HF
0.384%, VAR LIBOR USD 1 Month + 0.300%, 10/25/2034	15	15
FNMA CMO, Ser 2005-83, Cl FP
0.414%, VAR LIBOR USD 1 Month + 0.330%, 10/25/2035	779	783
FNMA CMO, Ser 2006-31, Cl FP
0.384%, VAR LIBOR USD 1 Month + 0.300%, 05/25/2036	138	138
FNMA CMO, Ser 2006-56, Cl FE
0.514%, VAR LIBOR USD 1 Month + 0.430%, 07/25/2036	650	657
FNMA CMO, Ser 2007-98, Cl FD
0.534%, VAR LIBOR USD 1 Month + 0.450%, 06/25/2037	358	361
FNMA CMO, Ser 2008-24, Cl PF
0.734%, VAR LIBOR USD 1 Month + 0.650%, 02/25/2038	210	212
FNMA CMO, Ser 2010-43, Cl VF
0.634%, VAR LIBOR USD 1 Month + 0.550%, 05/25/2040	503	510
FNMA CMO, Ser 2012-111, Cl NF
0.434%, VAR LIBOR USD 1 Month + 0.350%, 05/25/2042	756	759
FNMA CMO, Ser 2012-54, Cl CF
0.784%, VAR LIBOR USD 1 Month + 0.700%, 05/25/2042	234	238

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2012-93, Cl GF
0.334%, VAR LIBOR USD 1 Month + 0.250%, 07/25/2040	$83	$83
FNMA CMO, Ser 2013-116, Cl CB
2.500%, 04/25/2033	384	395
FNMA CMO, Ser 2013-6, Cl MC
2.000%, 02/25/2040	132	133
FNMA CMO, Ser 2016-48, Cl UF
0.484%, VAR LIBOR USD 1 Month + 0.400%, 08/25/2046	283	285
FNMA CMO, Ser 2020-10, Cl FA
0.584%, VAR ICE LIBOR USD 1 Month + 0.500%, 03/25/2050	2,099	2,111
FNMA REMIC CMO, Ser 2019-79, Cl FA
0.584%, VAR ICE LIBOR USD 1 Month + 0.500%, 01/25/2050	614	619
FNMA TBA
2.500%, 10/01/2042	14,650	15,187
2.000%, 10/15/2051	6,750	6,829
FNMA, Ser 2017-M14, Cl A1
2.964%, 11/25/2027 (C)	115	116
FREMF Mortgage Trust, Ser K22, Cl B
3.811%, 08/25/2045 (A)(C)	4,574	4,702
FREMF Mortgage Trust, Ser K24, Cl B
3.627%, 11/25/2045 (A)(C)	2,840	2,925
FREMF Mortgage Trust, Ser K28, Cl B
3.609%, 06/25/2046 (A)(C)	1,510	1,571
FREMF Mortgage Trust, Ser K33, Cl B
3.612%, 08/25/2046 (A)(C)	2,000	2,103
FREMF Mortgage Trust, Ser K35, Cl B
4.069%, 12/25/2046 (A)(C)	3,175	3,377
GNMA
3.550%, 10/15/2050	2,110	2,113
3.000%, 01/20/2027 to 02/20/2030	2,239	2,364
GNMA ARM
2.000%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 02/20/2041	106	111
GNMA CMO, Ser 2007-1, Cl F
0.388%, VAR LIBOR USD 1 Month + 0.300%, 01/20/2037	479	480
GNMA CMO, Ser 2010-98, Cl QF
0.488%, VAR LIBOR USD 1 Month + 0.400%, 01/20/2040	527	528
GNMA CMO, Ser 2011-151, Cl BF
0.438%, VAR LIBOR USD 1 Month + 0.350%, 04/20/2041	415	417
GNMA CMO, Ser 2012-77, Cl FM
0.766%, VAR LIBOR USD 1 Month + 0.670%, 11/16/2039	668	673
GNMA TBA
2.500%, 02/20/2046	25,100	25,981

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
2.000%, 10/15/2051	$4,375	$4,458
GNMA, Ser 2008-92, Cl E
5.556%, 03/16/2044 (C)	543	558
GNMA, Ser 2010-159, Cl D
4.293%, 09/16/2044 (C)	1,394	1,435
GNMA, Ser 23, Cl D
3.488%, 07/16/2049 (C)	755	782

		154,071

Mortgage Related Securities — 0.4%
ABFC Trust, Ser 2005-HE2, Cl M3
0.864%, VAR ICE LIBOR USD 1 Month + 0.780%, 06/25/2035	299	301
Bravo Mortgage Asset Trust, Ser 2006-1A, Cl A2
0.324%, VAR ICE LIBOR USD 1 Month + 0.240%, 07/25/2036 (A)	93	93
Centex Home Equity Loan Trust, Ser 2006-A, Cl M1
0.384%, VAR ICE LIBOR USD 1 Month + 0.300%, 06/25/2036	1,617	1,612
GSAA Home Equity Trust, Ser 2005-6, Cl M1
0.729%, VAR ICE LIBOR USD 1 Month + 0.645%, 06/25/2035	2,238	2,252
GSAA Home Equity Trust, Ser 2005-MTR1, Cl A4
0.824%, VAR ICE LIBOR USD 1 Month + 0.740%, 10/25/2035	908	909
GSAA Home Equity Trust, Ser 2007-8, Cl A3
0.984%, VAR ICE LIBOR USD 1 Month + 0.900%, 08/25/2037	1,038	1,039
GSAA Trust, Ser 2005-10, Cl M4
1.059%, VAR ICE LIBOR USD 1 Month + 0.975%, 06/25/2035	365	366
Merrill Lynch Mortgage Investors Trust, Ser 2004-A, Cl A1
0.544%, VAR ICE LIBOR USD 1 Month + 0.460%, 04/25/2029	269	267

		6,839

Non-Agency Mortgage-Backed Obligations — 13.3%
BBCMS Mortgage Trust, Ser C7, Cl A1
1.079%, 04/15/2053	1,244	1,251
BBCMS Trust, Ser 2013-TYSN, Cl A2
3.756%, 09/05/2032 (A)	3,190	3,189
Benchmark Mortgage Trust, Ser B19, Cl A1
0.628%, 09/15/2053	656	657
Benchmark Mortgage Trust, Ser B5, Cl A2
4.077%, 07/15/2051	1,750	1,839

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Braemar Hotels & Resorts Trust, Ser 2018-PRME, Cl A
0.916%, VAR ICE LIBOR USD 1 Month + 0.820%, 06/15/2035 (A)	$2,777	$2,778
BSREP Commercial Mortgage Trust, Ser DC, Cl A
1.050%, VAR ICE LIBOR USD 1 Month + 0.950%, 08/15/2038 (A)	5,755	5,757
BX Commercial Mortgage Trust, Ser 2018-IND, Cl A
0.846%, VAR ICE LIBOR USD 1 Month + 0.750%, 11/15/2035 (A)	841	841
BX Commercial Mortgage Trust, Ser 2019-XL, Cl B
1.176%, VAR ICE LIBOR USD 1 Month + 1.080%, 10/15/2036 (A)	2,954	2,957
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
1.016%, VAR ICE LIBOR USD 1 Month + 0.920%, 10/15/2036 (A)	536	537
BX Commercial Mortgage Trust, Ser 2020-BXLP, Cl A
0.896%, VAR ICE LIBOR USD 1 Month + 0.800%, 12/15/2036 (A)	943	944
BX Commercial Mortgage Trust, Ser IND, Cl B
0.996%, VAR ICE LIBOR USD 1 Month + 0.900%, 11/15/2035 (A)	1,449	1,450
BX Commercial Mortgage Trust, Ser SOAR, Cl B
0.966%, VAR ICE LIBOR USD 1 Month + 0.870%, 06/15/2038 (A)	4,000	4,006
BX Commercial Mortgage Trust, Ser VINO, Cl B
0.948%, VAR ICE LIBOR USD 1 Month + 0.852%, 05/15/2038 (A)	3,600	3,598
CD Commercial Mortgage Trust, Ser 2016-CD1, Cl ASB
2.622%, 08/10/2049	6,921	7,219
CD Commercial Mortgage Trust, Ser 2017-CD4, Cl ASB
3.317%, 05/10/2050	896	962
CHC Commercial Mortgage Trust, Ser 2019-CHC, Cl A
1.216%, VAR ICE LIBOR USD 1 Month + 1.120%, 06/15/2034 (A)	2,944	2,944
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1A
1.434%, VAR ICE LIBOR USD 1 Month + 1.350%, 10/25/2037 (A)	428	432
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl AAB
3.431%, 06/10/2048	1,485	1,557

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Ser P4, Cl A2
2.450%, 07/10/2049	$446	$448
Citigroup Commercial Mortgage Trust, Ser SMRT, Cl A
4.149%, 01/10/2036 (A)	375	402
Citigroup Commercial Mortgage Trust, Ser WSS, Cl A
2.046%, VAR ICE LIBOR USD 1 Month + 1.950%, 02/15/2039 (A)	2,637	2,729
Citigroup Mortgage Loan Trust, Ser 2005-OPT3, Cl M4
1.014%, VAR ICE LIBOR USD 1 Month + 0.930%, 05/25/2035	2,553	2,560
Citigroup Mortgage Loan Trust, Ser 2007-WFH3, Cl A3
0.334%, VAR ICE LIBOR USD 1 Month + 0.250%, 06/25/2037	241	241
CityLine Commercial Mortgage Trust, Ser 2016-CLNE, Cl A
2.871%, 11/10/2031 (A)(C)	1,000	1,034
COMM Mortgage Trust, Ser 2012-CR2, Cl A4
3.147%, 08/15/2045	1,000	1,013
COMM Mortgage Trust, Ser 2013-CR11, Cl ASB
3.660%, 08/10/2050	192	198
COMM Mortgage Trust, Ser 2013-CR9, Cl ASB
3.834%, 07/10/2045	570	587
COMM Mortgage Trust, Ser 2013-LC6, Cl ASB
2.478%, 01/10/2046	616	622
COMM Mortgage Trust, Ser 2014-UBS5, Cl A2
3.031%, 09/10/2047	182	186
COMM Mortgage Trust, Ser 2014-UBS6, Cl ASB
3.387%, 12/10/2047	1,326	1,382
COMM Mortgage Trust, Ser 2021-LBA, Cl B
1.046%, VAR ICE LIBOR USD 1 Month + 0.950%, 03/15/2038 (A)	6,795	6,799
COMM Mortgage Trust, Ser CR2, Cl A3
2.841%, 08/15/2045 (A)	1,177	1,185
COMM Mortgage Trust, Ser PC1, Cl A4
3.620%, 07/10/2050	1,474	1,532
COMM Mortgage Trust, Ser UBS5, Cl A3
3.565%, 09/10/2047	1,900	2,014
Commercial Mortgage Pass-Through Certificates, Ser 2013-CR6, Cl A4
3.101%, 03/10/2046	2,000	2,047

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Core Mortgage Trust, Ser 2019-CORE, Cl A
0.976%, VAR ICE LIBOR USD 1 Month + 0.880%, 12/15/2031 (A)	$205	$205
Credit Suisse Commercial Mortgage Securities, Ser 2019-SKLZ, Cl A
1.346%, VAR ICE LIBOR USD 1 Month + 1.250%, 01/15/2034 (A)	2,925	2,937
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl B
1.326%, VAR ICE LIBOR USD 1 Month + 1.230%, 05/15/2036 (A)	5,520	5,542
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl A
1.076%, VAR ICE LIBOR USD 1 Month + 0.980%, 05/15/2036 (A)	2,925	2,934
CSAIL Commercial Mortgage Trust, Ser 2016-C5, Cl ASB
3.533%, 11/15/2048	45	48
DBCG Mortgage Trust, Ser 2017-BBG, Cl A
0.796%, VAR ICE LIBOR USD 1 Month + 0.700%, 06/15/2034 (A)	4,400	4,400
DBWF Mortgage Trust, Ser AMXP, Cl A
3.873%, 05/05/2035 (A)(C)	1,800	1,828
Extended Stay America Trust, Ser ESH, Cl B
1.476%, VAR ICE LIBOR USD 1 Month + 1.380%, 07/15/2038 (A)	1,100	1,104
First Franklin Mortgage Loan Trust, Ser 2006-FF18, Cl A1
0.194%, VAR ICE LIBOR USD 1 Month + 0.110%, 12/25/2037	2,692	2,651
Gosforth Funding, Ser 2018-1A, Cl A1
0.579%, VAR ICE LIBOR USD 3 Month + 0.450%, 08/25/2060 (A)	240	240
GS Mortgage Securities II, Ser 2018-GS10, Cl A1
3.199%, 07/10/2051	818	833
GS Mortgage Securities Trust, Ser 2012-GC6, Cl A3
3.482%, 01/10/2045	200	200
GS Mortgage Securities Trust, Ser 2013-GC13, Cl AAB
3.719%, 07/10/2046 (C)	361	370
GS Mortgage Securities Trust, Ser 2013-GC14, Cl AAB
3.817%, 08/10/2046	469	481
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	1,310	1,371
GS Mortgage Securities Trust, Ser 2021-RENT, Cl A
0.788%, VAR ICE LIBOR USD 1 Month + 0.700%, 11/21/2035 (A)	3,000	3,004

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser GC14, Cl A4
3.955%, 08/10/2046	$1,382	$1,437
GS Mortgage Securities Trust, Ser GC6, Cl AS
4.948%, 01/10/2045 (A)	1,118	1,125
GS Mortgage Securities Trust, Ser GS9, Cl A2
3.839%, 03/10/2051	1,124	1,153
GS Mortgage Securities, Ser ALOH, Cl A
3.551%, 04/10/2034 (A)	3,564	3,590
GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Cl A1A
3.750%, 10/25/2057 (A)	1,151	1,199
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl ASB
3.705%, 01/15/2047	191	199
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl ASB
3.428%, 08/15/2047	582	603
JPMBB Commercial Mortgage Securities Trust, Ser C31, Cl ASB
3.540%, 08/15/2048	2,016	2,125
JPMCC Commercial Mortgage Securities Trust, Ser JP5, Cl A2
3.240%, 03/15/2050	1,315	1,324
JPMDB Commercial Mortgage Securities Trust, Ser C8, Cl A2
4.031%, 06/15/2051	2,000	2,090
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl ASB
2.379%, 10/15/2045	261	263
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl ASB
2.554%, 04/15/2046	1,158	1,177
JPMorgan Chase Commercial Mortgage Securities Trust, Ser JP3, Cl ASB
2.777%, 08/15/2049	2,100	2,200
JPMorgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl A
0.896%, VAR ICE LIBOR USD 1 Month + 0.800%, 04/15/2038 (A)	2,480	2,483
JPMorgan Chase Commercial Mortgage Securities, Ser MHC, Cl B
1.146%, VAR ICE LIBOR USD 1 Month + 1.050%, 04/15/2038 (A)	5,540	5,554
JPMorgan Wealth Management, Ser 2021-CL1, Cl M1
1.350%, VAR SOFR30A + 1.300%, 03/25/2051 (A)	3,583	3,586
KKR Industrial Portfolio Trust, Ser AIP, Cl A
1.133%, VAR ICE LIBOR USD 1 Month + 1.037%, 03/15/2037 (A)	1,109	1,109

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
KKR Industrial Portfolio Trust, Ser KDIP, Cl B
0.896%, VAR ICE LIBOR USD 1 Month + 0.800%, 12/15/2037 (A)	$2,000	$2,000
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (A)	6,035	6,116
Mello Warehouse Securitization Trust, Ser 2021-2, Cl A
0.834%, VAR ICE LIBOR USD 1 Month + 0.750%, 04/25/2055 (A)	5,525	5,529
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
1.197%, VAR ICE LIBOR USD 1 Month + 1.101%, 04/15/2038 (A)	11,040	11,053
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060 (A)(C)	4,113	4,134
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C13, Cl ASB
3.557%, 11/15/2046	209	214
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/2046	4,530	4,644
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C15, Cl A3
3.773%, 04/15/2047	334	353
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C18
3.621%, 02/15/2024	332	346
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/2048	644	676
Morgan Stanley Capital I, Ser 2012-C4, Cl A4
3.244%, 03/15/2045	663	668
Nationstar Home Equity Loan Trust, Ser 2007-A, Cl AV4
0.314%, VAR ICE LIBOR USD 1 Month + 0.230%, 03/25/2037	609	606
Nationstar Home Equity Loan Trust, Ser 2007-B, Cl 2AV4
0.404%, VAR ICE LIBOR USD 1 Month + 0.320%, 04/25/2037	1,038	1,035
Newcastle Mortgage Securities Trust, Ser 2007-1, Cl 1A1
0.274%, VAR ICE LIBOR USD 1 Month + 0.190%, 04/25/2037	2,216	2,162
Option One Mortgage Loan Trust, Ser 2006-1, Cl 1A1
0.524%, VAR ICE LIBOR USD 1 Month + 0.440%, 01/25/2036	174	174

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
RASC Trust, Ser 2006-KS6, Cl A4
0.334%, VAR ICE LIBOR USD 1 Month + 0.250%, 08/25/2036	$847	$844
RBS Commercial Funding Trust, Ser GSP, Cl A
3.961%, 01/15/2032 (A)(C)	2,010	2,126
SBALR Commercial Mortgage Trust, Ser 2020-RR1, Cl A1
2.025%, 02/13/2053 (A)	2,956	3,019
Structured Asset Securities Mortgage Loan Trust, Ser 2005-WF2, Cl M1
0.654%, VAR ICE LIBOR USD 1 Month +
0.570%, 05/25/2035	319	318
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl M1
0.334%, VAR ICE LIBOR USD 1 Month +
0.250%, 09/25/2036	990	987
Terwin Mortgage Trust, Ser 2006-3, Cl 1A2
0.544%, VAR ICE LIBOR USD 1 Month +
0.460%, 04/25/2037 (A)	431	430
Towd Point Mortgage Trust, Ser 2020-4, Cl A1
1.750%, 10/25/2060 (A)	1,741	1,766
TTAN, Ser 2021-MHC, Cl A
0.946%, VAR ICE LIBOR USD 1 Month
+ 0.850%, 03/15/2038 (A)	4,375	4,380
TTAN, Ser 2021-MHC, Cl B
1.196%, VAR ICE LIBOR USD 1 Month + 1.100%, 03/15/2038 (A)	3,800	3,806
UBS Commercial Mortgage Trust, Ser 2018-C11, Cl A1
3.211%, 06/15/2051	29	29
UBS Commercial Mortgage Trust, Ser 2019-C16, Cl A1
2.739%, 04/15/2052	1,509	1,543
UBS Commercial Mortgage Trust, Ser C12, Cl A2
4.152%, 08/15/2051	2,200	2,323
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	1,150	1,169
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.604%, VAR ICE LIBOR USD 1 Month
+ 0.520%, 11/25/2045	1,145	1,130
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	444	466
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl A2
2.603%, 06/15/2049	1,423	1,422

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl A2
2.495%, 07/15/2048	$158	$158
Wells Fargo Commercial Mortgage Trust, Ser 2016-C36, Cl A2
2.504%, 11/15/2059	276	279
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl A2
2.501%, 10/15/2049	47	48
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS5, Cl A2
2.711%, 01/15/2059	7	8
Wells Fargo Commercial Mortgage Trust, Ser 2020-C56, Cl A1
1.341%, 06/15/2053	1,668	1,689
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	660	686
Wells Fargo Commercial Mortgage Trust, Ser C28, Cl A3
3.290%, 05/15/2048	2,209	2,343
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	1,854	1,943
Wells Fargo Commercial Mortgage Trust, Ser C57, Cl A1
0.903%, 08/15/2053	2,169	2,173
Wells Fargo Commercial Mortgage Trust, Ser LC16, Cl A4
3.548%, 08/15/2050	2,214	2,301
Wells Fargo Commercial Mortgage Trust, Ser LC20, Cl A2
2.678%, 04/15/2050	891	897
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl A2
3.431%, 06/15/2045	881	892
WFRBS Commercial Mortgage Trust, Ser C18, Cl A4
3.896%, 12/15/2046	1,268	1,345

		207,492

Total Mortgage-Backed Securities
(Cost $368,009) ($ Thousands)		368,402

ASSET-BACKED SECURITIES — 16.5%

Automotive — 3.8%
Chesapeake Funding II LLC, Ser 2019-1A, Cl A1
2.940%, 04/15/2031 (A)	2,450	2,484

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl A 2.380%, 11/15/2028 (A)	$2,350	$2,386
Credit Acceptance Auto Loan Trust, Ser 2019-3A, Cl B
2.860%, 01/16/2029 (A)	500	517
Credit Acceptance Auto Loan Trust, Ser 2020-1A, Cl B
2.390%, 04/16/2029 (A)	3,690	3,786
Donlen Fleet Lease Funding 2 LLC, Ser 2021-2, Cl A1
0.425%, VAR ICE LIBOR USD 1 Month + 0.330%, 12/11/2034 (A)	3,550	3,555
Donlen Fleet Lease Funding II LLC, Ser 2021-2, Cl B
0.980%, 12/11/2034 (A)	1,000	1,002
DT Auto Owner Trust, Ser 2019-4A, Cl B
2.360%, 01/16/2024 (A)	2,195	2,203
DT Auto Owner Trust, Ser 2020-2A, Cl B
2.080%, 03/16/2026 (A)	2,285	2,316
DT Auto Owner Trust, Ser 2021-1A, Cl B
0.620%, 09/15/2025 (A)	3,305	3,312
Enterprise Fleet Funding LLC, Ser 2021-1, Cl A3
0.700%, 12/21/2026 (A)	360	360
GM Financial Automobile Leasing Trust, Ser 2020-3, Cl B
0.760%, 10/21/2024	300	301
JPMorgan Chase Bank - CACLN, Ser 2020-1,Cl B
0.991%, 01/25/2028 (A)	3,004	3,013
JPMorgan Chase Bank - CACLN, Ser 2020-2, Cl B
0.840%, 02/25/2028 (A)	1,275	1,277
Prestige Auto Receivables Trust, Ser 2020-1A, Cl B
0.770%, 10/15/2024 (A)	8,425	8,450
Santander Consumer Auto Receivables Trust, Ser 2020-BA, Cl B
0.770%, 12/15/2025 (A)	4,710	4,733
Santander Retail Auto Lease Trust, Ser 2020-A, Cl B
1.880%, 03/20/2024 (A)	750	763
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl A2
1.390%, 08/15/2024 (A)	2,231	2,239
Tidewater Auto Receivables Trust, Ser 2020-AA, Cl B
1.610%, 03/17/2025 (A)	3,600	3,633
Westlake Automobile Receivables Trust, Ser 2020-3A, Cl B
0.780%, 11/17/2025 (A)	5,215	5,240

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Wheels SPV 2 LLC, Ser 2020-1A, Cl A3
0.620%, 08/20/2029 (A)	$4,110	$4,120
World Omni Auto Receivables Trust, Ser 2021-B, Cl B
1.040%, 06/15/2027	3,050	3,062

		58,752

Other Asset-Backed Securities — 12.7%
Aegis Asset-Backed Securities Trust, Ser 2005-5, Cl 2A
0.584%, VAR ICE LIBOR USD 1 Month + 0.500%, 12/25/2035	30	30
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R12, Cl M1
0.939%, VAR ICE LIBOR USD 1 Month + 0.855%, 01/25/2035	101	103
Ameriquest Asset-Backed Pass-Through Certificates, Ser 2004-R2, Cl A4
0.864%, VAR ICE LIBOR USD 1 Month
+ 0.780%, 04/25/2034	67	67
Arbor Realty Commercial Real Estate Notes, Ser 2019-FL1, Cl A
1.246%, VAR ICE LIBOR USD 1 Month
+ 1.150%, 05/15/2037 (A)	1,700	1,701
BANK, Ser BN14, Cl A2
4.128%, 09/15/2060	853	897
BANK, Ser BN28, Cl A1
0.628%, 03/15/2063	533	533
BANK, Ser BNK7, Cl A2
3.061%, 09/15/2060	1,123	1,139
BANK, Ser BNK7, Cl ASB
3.265%, 09/15/2060	2,750	2,960
BANK, Ser BNK8, Cl ASB
3.314%, 11/15/2050	1,495	1,620
Barings CLO, Ser 2018-3A, Cl A1
1.084%, VAR ICE LIBOR USD 3 Month +
0.950%, 07/20/2029 (A)	800	800
BBCMS Trust, Ser BXH, Cl A
1.096%, VAR ICE LIBOR USD 1 Month +
1.000%, 10/15/2037 (A)	1,200	1,201
Bear Stearns Asset Backed Securities I Trust, Ser 2005-HE11, Cl M2
0.759%, VAR ICE LIBOR USD 1 Month
+ 0.675%, 11/25/2035	517	517
Bear Stearns Asset Backed Securities I Trust, Ser 2005-HE6, Cl M2
1.089%, VAR ICE LIBOR USD 1 Month
+ 1.005%, 06/25/2035	582	582
BlueMountain CLO, Ser 2018-2A, Cl AR2
1.181%, VAR ICE LIBOR USD 3 Month + 1.050%, 11/20/2028 (A)	570	571

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
BSPRT Issuer, Ser 2018-FL4, Cl A
1.146%, VAR ICE LIBOR USD 1 Month + 1.050%, 09/15/2035 (A)	$706	$706
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
1.000%, VAR ICE LIBOR USD 3 Month
+ 0.980%, 07/20/2031 (A)	2,500	2,499
Carlyle US CLO, Ser 2021-1A, Cl X
1.134%, VAR ICE LIBOR USD 3 Month + 1.000%, 07/20/2034 (A)	1,250	1,250
Cedar Funding II CLO, Ser 2021-1A, Cl AXR
0.984%, VAR ICE LIBOR USD 3 Month
+ 0.850%, 04/20/2034 (A)	3,241	3,241
CIFC Funding, Ser 2018-4RA, Cl A1A
1.264%, VAR ICE LIBOR USD 3 Month + 1.130%, 10/17/2030 (A)	750	751
Countrywide Asset-Backed Certificates, Ser 2006-BC4, Cl 2A3
0.564%, VAR ICE LIBOR USD 1 Month + 0.480%, 11/25/2036	1,936	1,921
Credit-Based Asset Servicing & Securitization LLC, Ser 2005-CB3, Cl M3
1.059%, VAR ICE LIBOR USD 1 Month + 0.975%, 06/25/2035	634	631
Dryden 33 Senior Loan Fund, Ser 2020-33A, Cl AR3
1.126%, VAR ICE LIBOR USD 3 Month + 1.000%, 04/15/2029 (A)	987	987
EFS Volunteer No. 3 LLC, Ser 2012-1, Cl A3
1.084%, VAR ICE LIBOR USD 1 Month + 1.000%, 04/25/2033 (A)	495	497
Galaxy XV CLO, Ser 2021-15A, Cl ARR
1.096%, VAR ICE LIBOR USD 3 Month + 0.970%, 10/15/2030 (A)	3,960	3,962
Galaxy XXIII CLO, Ser 2021-23A, Cl AR
0.995%, VAR ICE LIBOR USD 3 Month + 0.870%, 04/24/2029 (A)	4,271	4,270
GE-WMC Asset-Backed Pass-Through Certificates, Ser 2005-2, Cl A2C
0.584%, VAR ICE LIBOR USD 1 Month + 0.500%, 12/25/2035	613	613
Grand Avenue CRE, Ser 2019-FL1, Cl A
1.217%, VAR ICE LIBOR USD 1 Month + 1.120%, 06/15/2037 (A)	773	773
GSAMP Trust, Ser 2006-HE3, Cl A2C
0.404%, VAR ICE LIBOR USD 1 Month + 0.320%, 05/25/2046	931	927
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	2,489	2,598

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Home Partners of America Trust, Ser 2018-1, Cl A
0.993%, VAR ICE LIBOR USD 1 Month + 0.900%, 07/17/2037 (A)	$2,996	$3,002
HPS Loan Management, Ser 2021-16, Cl X
1.034%, VAR ICE LIBOR USD 3 Month + 0.900%, 04/20/2034 (A)	667	666
HSI Asset Securitization Trust, Ser 2006-OPT1, Cl M1
0.444%, VAR ICE LIBOR USD 1 Month + 0.360%, 12/25/2035	2,307	2,292
ICG US CLO, Ser 2021-1A, Cl XRR
0.832%, VAR ICE LIBOR USD 3 Month + 0.700%, 07/28/2034 (A)	2,085	2,084
Invitation Homes Trust, Ser 2018-SFR2, Cl B
1.176%, VAR ICE LIBOR USD 1 Month + 1.080%, 06/17/2037 (A)	2,000	2,003
KKR Industrial Portfolio Trust, Ser AIP, Cl B
1.431%, VAR ICE LIBOR USD 1 Month + 1.335%, 03/15/2037 (A)	1,928	1,929
LCM XXIV, Ser 2021-24A, Cl AR 1.114%, VAR ICE LIBOR USD 3 Month +
0.980%, 03/20/2030 (A)	1,180	1,180
LoanCore Issuer, Ser 2018-CRE1, Cl A
1.226%, VAR ICE LIBOR USD 1 Month + 1.130%, 05/15/2028 (A)	1,802	1,800
LoanCore Issuer, Ser 2018-CRE1, Cl AS
1.596%, VAR ICE LIBOR USD 1 Month + 1.500%, 05/15/2028 (A)	1,034	1,034
Madison Park Funding XIX, Ser 2020-19A, Cl A1R2
1.058%, VAR ICE LIBOR USD 3 Month + 0.920%, 01/22/2028 (A)	1,138	1,138
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
1.134%, VAR ICE LIBOR USD 3 Month + 1.000%, 07/21/2030 (A)	2,000	1,999
Magnetite XVI, Ser 2018-16A, Cl AR
0.934%, VAR ICE LIBOR USD 3 Month + 0.800%, 01/18/2028 (A)	721	719
Marathon CRE, Ser 2018-FL1, Cl A
1.243%, VAR ICE LIBOR USD 1 Month + 1.150%, 06/15/2028 (A)	661	661
MF1, Ser 2020-FL4, Cl A
1.865%, VAR SOFR30A + 1.814%, 11/15/2035 (A)	890	899
MF1, Ser FL2, Cl A
1.295%, VAR SOFR30A + 1.244%, 12/25/2034 (A)	1,587	1,588
MF1, Ser FL3, Cl A
2.215%, VAR SOFR30A + 2.164%, 07/15/2035 (A)	788	796

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A3
0.490%, 08/14/2025 (A)	$2,770	$2,772
MVW LLC, Ser 2021-1WA, Cl A
1.140%, 01/22/2041 (A)	8,229	8,246
Nationstar HECM Loan Trust, Ser 2006-B,Cl AV4
0.364%, VAR ICE LIBOR USD 1 Month + 0.280%, 09/25/2036	788	787
Navient Private Education Refi Loan Trust, Ser 2019-GA, Cl A
2.400%, 10/15/2068 (A)	9,627	9,828
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	3,736	3,776
Navient Private Education Refi Loan Trust, Ser 2020-FA, Cl A
1.220%, 07/15/2069 (A)	5,902	5,943
Navient Private Education Refi Loan Trust, Ser 2020-GA, Cl A
1.170%, 09/16/2069 (A)	987	994
Navient Private Education Refi Loan Trust, Ser 2020-HA, Cl A
1.310%, 01/15/2069 (A)	3,865	3,896
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	2,970	2,967
Navient Private Education Refi Loan Trust, Ser 2021-BA, Cl A
0.940%, 07/15/2069 (A)	6,387	6,393
Navient Student Loan Trust, Ser 2015-2,Cl A3
0.654%, VAR ICE LIBOR USD 1 Month
+ 0.570%, 11/26/2040	868	866
Navient Student Loan Trust, Ser 2017-1A,Cl A2
0.834%, VAR ICE LIBOR USD 1 Month
+ 0.750%, 07/26/2066 (A)	106	107
Navient Student Loan Trust, Ser 2017-2A,Cl A
1.134%, VAR ICE LIBOR USD 1 Month + 1.050%, 12/27/2066 (A)	710	720
Navient Student Loan Trust, Ser 2017-3A,Cl A2
0.684%, VAR ICE LIBOR USD 1 Month
+ 0.600%, 07/26/2066 (A)	1,051	1,054
Navient Student Loan Trust, Ser 2018-3A,Cl A2
0.504%, VAR ICE LIBOR USD 1 Month
+ 0.420%, 03/25/2067 (A)	653	652

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Nelnet Student Loan Trust, Ser 2012-5A,Cl A
0.684%, VAR ICE LIBOR USD 1 Month
+ 0.600%, 10/27/2036 (A)	$328	$330
Nelnet Student Loan Trust, Ser 2021-A,Cl APT1
1.360%, 04/20/2062 (A)	9,312	9,341
Niagara Park CLO, Ser 2021-1A, Cl AR
1.134%, VAR ICE LIBOR USD 3 Month + 1.000%, 07/17/2032 (A)	7,000	6,998
One New York Plaza Trust, Ser 1NYP, Cl A
1.046%, VAR ICE LIBOR USD 1 Month
+ 0.950%, 01/15/2026 (A)	952	957
Palmer Square CLO, Ser 2018-1A, Cl A1
1.164%, VAR ICE LIBOR USD 3 Month + 1.030%, 04/18/2031 (A)	500	500
Palmer Square Loan Funding, Ser 2020-2A, Cl A1
1.134%, VAR ICE LIBOR USD 3 Month + 1.000%, 04/20/2028 (A)	618	618
Palmer Square Loan Funding, Ser 2021-2A,Cl A1
0.931%, VAR ICE LIBOR USD 3 Month + 0.800%, 05/20/2029 (A)	1,100	1,100
Park Place Securities Asset-Backed Pass- Through Certificates, Ser 2005-WCW3, Cl M1
0.804%, VAR ICE LIBOR USD 1 Month + 0.720%, 08/25/2035	1,999	2,024
People’s Choice Home Loan Securities Trust, Ser 2005-4, Cl 1A3
0.764%, VAR ICE LIBOR USD 1 Month + 0.680%, 12/25/2035	2,511	2,472
PHEAA Student Loan Trust, Ser 2016-1A, Cl A
1.234%, VAR ICE LIBOR USD 1 Month + 1.150%, 09/25/2065 (A)	1,411	1,430
Progress Residential Trust, Ser 2018-SFR3,Cl A
3.880%, 10/17/2035 (A)	630	630
Progress Residential Trust, Ser 2018-SFR3,Cl B
4.079%, 10/17/2035 (A)	500	501
Progress Residential Trust, Ser 2019-SFR2,Cl A
3.147%, 05/17/2036 (A)	991	1,006
RAMP Series Trust, Ser 2006-NC2, Cl A3
0.664%, VAR ICE LIBOR USD 1 Month
+ 0.580%, 02/25/2036	1,050	1,047
RAMP Series Trust, Ser 2006-RZ4, Cl A3
0.354%, VAR ICE LIBOR USD 1 Month + 0.270%, 10/25/2036	731	730

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Saxon Asset Securities Trust, Ser 2006-3,Cl A3
0.254%, VAR ICE LIBOR USD 1 Month + 0.170%, 10/25/2046	$1,451	$1,429
Sequoia Infrastructure Funding I, Ser 2021-1A, Cl A
1.595%, VAR ICE LIBOR USD 3 Month + 1.400%, 04/15/2031 (A)	6,135	6,133
Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Cl A
3.200%, 01/20/2036 (A)	1,596	1,650
Sierra Timeshare Receivables Funding LLC,
Ser 2019-3A, Cl A 2.340%, 08/20/2036 (A)	1,229	1,256
SLC Student Loan Trust, Ser 2005-3, Cl A3
0.239%, VAR ICE LIBOR USD 3 Month + 0.120%, 06/15/2029	834	832
SLC Student Loan Trust, Ser 2007-1, Cl A4
0.185%, VAR ICE LIBOR USD 3 Month + 0.060%, 05/15/2029	922	917
SLM Student Loan Trust, Ser 2003-10A,Cl A3
0.589%, VAR ICE LIBOR USD 3 Month + 0.470%, 12/15/2027 (A)	572	572
SLM Student Loan Trust, Ser 2003-11, Cl A6
0.669%, VAR ICE LIBOR USD 3 Month + 0.550%, 12/15/2025 (A)	377	377
SLM Student Loan Trust, Ser 2004-1, Cl A4
0.385%, VAR ICE LIBOR USD 3 Month + 0.260%, 10/27/2025	438	437
SLM Student Loan Trust, Ser 2005-4, Cl A3
0.245%, VAR ICE LIBOR USD 3 Month + 0.120%, 01/25/2027	854	851
SLM Student Loan Trust, Ser 2005-5, Cl A4
0.265%, VAR ICE LIBOR USD 3 Month + 0.140%, 10/25/2028	721	718
SLM Student Loan Trust, Ser 2011-2, Cl A1
0.684%, VAR ICE LIBOR USD 1 Month + 0.600%, 11/25/2027	78	78
SLM Student Loan Trust, Ser 2012-2, Cl A
0.784%, VAR ICE LIBOR USD 1 Month + 0.700%, 01/25/2029	940	924
SLM Student Loan Trust, Ser 2013-2, Cl A
0.534%, VAR ICE LIBOR USD 1 Month + 0.450%, 06/25/2043	1,147	1,140
SLM Student Loan Trust, Ser 2013-4, Cl A
0.634%, VAR ICE LIBOR USD 1 Month + 0.550%, 06/25/2043	1,193	1,193
SMB Private Education Loan Trust, Ser 2021-B, Cl A
1.310%, 07/17/2051 (A)	11,611	11,642

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
SoFi Consumer Loan Program Trust, Ser 2019-3, Cl A
2.900%, 05/25/2028 (A)	$308	$308
Towd Point Mortgage Trust, Ser 2019-HY2,Cl A1
1.084%, VAR ICE LIBOR USD 1 Month + 1.000%, 05/25/2058 (A)	3,190	3,212
TPG Real Estate Finance Issuer, Ser 2018-FL2, Cl A
1.223%, VAR ICE LIBOR USD 1 Month + 1.130%, 11/15/2037 (A)	2,669	2,669
Treman Park CLO, Ser 2018-1A, Cl ARR
1.204%, VAR ICE LIBOR USD 3 Month + 1.070%, 10/20/2028 (A)	742	743
Tricon American Homes Trust, Ser 2017-SFR2, Cl A
2.928%, 01/17/2036 (A)	1,966	2,002
Tricon American Homes Trust, Ser 2017-SFR2, Cl B
3.275%, 01/17/2036 (A)	1,545	1,578
Voya CLO, Ser 2018-2A, Cl AR
1.108%, VAR ICE LIBOR USD 3 Month + 0.970%, 07/23/2027 (A)	3,306	3,306
Voya CLO, Ser 2021-1A, Cl A1R
1.084%, VAR ICE LIBOR USD 3 Month + 0.950%, 04/17/2030 (A)	3,000	2,999
Voya CLO, Ser 2021-2A, Cl A1R
1.106%, VAR ICE LIBOR USD 3 Month
+ 0.980%, 06/07/2030 (A)	6,420	6,418
Voya CLO, Ser 2021-3A, Cl XR
0.984%, VAR ICE LIBOR USD 3 Month
+ 0.850%, 04/20/2034 (A)	2,443	2,443
Wells Fargo Home Equity Trust, Ser 2006-1,Cl M3
0.579%, VAR ICE LIBOR USD 1 Month
+ 0.495%, 05/25/2036	1,978	1,967

		198,616

Total Asset-Backed Securities
(Cost $256,548) ($ Thousands)		257,368

MUNICIPAL BONDS — 4.1%
California — 0.6%
Bay Area, Toll Authority, RB
2.128%, 04/01/2022	6,525	6,597
Riverside County, Pension Obligation, RB
2.363%, 02/15/2023	2,855	2,933

		9,530

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado — 0.4%
Denver, Airport System Revenue, Ser C, RB
1.115%, 11/15/2024	$3,475	$3,519
0.877%, 11/15/2023	2,350	2,369

		5,888

Florida — 0.2%
Miami-Dade County, Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	3,145	3,371
1.229%, 10/01/2025	370	371

		3,742

Illinois — 0.2%
Chicago O’Hare, International Airport, Ser D, RB
1.168%, 01/01/2024	2,375	2,404

Michigan — 0.3%
Michigan, Finance Authority, RB
0.487%, 10/01/2023	4,460	4,462

New Jersey — 0.2%
New Jersey, Turnpike Authority, Ser B, RB
0.638%, 01/01/2024	3,595	3,605

New York — 1.5%
Long Island, Power Authority, Ser C, RB Callable 06/01/2022 @ 100
0.764%, 03/01/2023	3,610	3,622
New York City, Transitional Finance Authority, Building Aid Revenue, RB
3.310%, 07/15/2022	5,195	5,334
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A3, RB
2.710%, 08/01/2023	5,095	5,332
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
2.310%, 11/01/2026	820	874
New York State, Dormitory Authority, RB
0.887%, 03/15/2025	6,915	6,917

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Ser D, RB
5.000%, 03/15/2024	$950	$1,053

		23,132

South Carolina — 0.5%
South Carolina, Public Service Authority, Ser D, RB
2.388%, 12/01/2023	6,892	7,161

Texas — 0.2%
Dallas Fort Worth, International Airport, Ser A, RB
1.939%, 11/01/2023	3,500	3,622

Washington — 0.0%
Franklin County, Public Utility District No. 1, Ser B, RB
1.980%, 09/01/2021	645	645

Total Municipal Bonds
(Cost $63,508) ($ Thousands)		64,191

COMMERCIAL PAPER — 0.7%
DNB Norbank ASA
0.050%, 09/07/2021 (B)	11,000	11,000

Total Commercial Paper
(Cost $11,000) ($ Thousands)		11,000

	Shares

CASH EQUIVALENT — 1.2%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	18,298,961	18,299

Total Cash Equivalent
(Cost $18,299) ($ Thousands)		18,299

Total Investments in Securities — 103.2%
(Cost $1,605,023) ($ Thousands)		$1,610,366

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Limited Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 2-Year Treasury Note	75	Jan-2022	$16,514	$16,525	$11

Short Contracts
U.S. 5-Year Treasury Note	(153)	Jan-2022	$(18,909)	$(18,929)	$(20)
Ultra 10-Year U.S. Treasury Note	(69)	Dec-2021	(10,204)	(10,213)	(10)

			(29,113)	(29,142)	(30)

			$(12,599)	$(12,617)	$(19)

Percentages	are based on Net Assets of $1,560,604 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2021.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $489,792 ($ Thousands), representing 31.4% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

ACES — Alternative Credit Enhancement Structure

ARM — Adjustable Rate Mortgage

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	458,644	–	458,644
U.S. Treasury Obligations	–	432,462	–	432,462
Mortgage-Backed Securities	–	368,402	–	368,402
Asset-Backed Securities	–	257,368	–	257,368
Municipal Bonds	–	64,191	–	64,191
Commercial Paper	–	11,000	–	11,000
Cash Equivalent	18,299	–	–	18,299

Total Investments in Securities	18,299	1,592,067	–	1,610,366

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	11	–	–	11
Unrealized Depreciation	(30)	–	–	(30)

Total Other Financial Instruments	(19)	–	–	(19)

*Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$81,577	$312,004	$(375,282)	$—	$—	$18,299	18,298,961	$1	$—

Amounts designated as “—” are $0 or have been rounded to $0.

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 80.9%

Communication Services — 6.2%
Alphabet
2.250%, 08/15/2060	$1,273	$1,157
1.900%, 08/15/2040	4,170	3,870
America Movil
6.125%, 03/30/2040	3,505	5,028
3.125%, 07/16/2022	12,825	13,113
AT&T
8.750%, 11/15/2031	1,150	1,744
6.800%, 05/15/2036	2,915	4,055
4.900%, 08/15/2037	3,040	3,771
4.105%, 11/27/2022 (A)(B)	6,000	5,964
3.650%, 06/01/2051	3,295	3,475
3.650%, 09/15/2059 (A)	2,296	2,362
3.500%, 06/01/2041	950	1,001
3.500%, 09/15/2053 (A)	960	986
2.250%, 02/01/2032	2,430	2,415
1.700%, 03/25/2026	8,665	8,779
Charter Communications Operating LLC / Charter Communications Operating
Capital
4.908%, 07/23/2025	115	130
4.464%, 07/23/2022	50	51
Comcast
5.650%, 06/15/2035	300	407
4.200%, 08/15/2034	11,767	14,014
4.049%, 11/01/2052	935	1,126
3.969%, 11/01/2047	4,168	4,899
3.950%, 10/15/2025	4,420	4,932
3.900%, 03/01/2038	1,505	1,753
3.700%, 04/15/2024	165	178
3.600%, 03/01/2024	920	990
3.400%, 04/01/2030	1,240	1,378
3.400%, 07/15/2046	1,215	1,325
3.375%, 02/15/2025	8,600	9,305
3.375%, 08/15/2025	2,635	2,871
3.300%, 02/01/2027	1,870	2,054
3.150%, 03/01/2026	3,740	4,062
3.150%, 02/15/2028	900	990
2.987%, 11/01/2063 (A)	4,549	4,476
2.937%, 11/01/2056 (A)	17,103	16,941
2.887%, 11/01/2051 (A)	15,001	14,930
1.950%, 01/15/2031	16,045	15,920
Comcast Cable Communications Holdings
9.455%, 11/15/2022	3,850	4,275
Cox Communications
1.800%, 10/01/2030 (A)	3,600	3,480
Discovery Communications LLC
5.000%, 09/20/2037	1,310	1,599
2.950%, 03/20/2023	2,362	2,446
NTT Finance
1.591%, 04/03/2028 (A)	6,835	6,830

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
1.162%, 04/03/2026 (A)	$6,955	$6,951
Time Warner Cable LLC
7.300%, 07/01/2038	1,580	2,302
6.550%, 05/01/2037	2,145	2,927
4.500%, 09/15/2042	585	654
T-Mobile USA
3.875%, 04/15/2030	3,110	3,485
2.050%, 02/15/2028	4,220	4,296
Verizon Communications
7.750%, 12/01/2030	1,750	2,563
5.012%, 04/15/2049	247	330
4.862%, 08/21/2046	1,062	1,383
4.522%, 09/15/2048	1,236	1,553
4.272%, 01/15/2036	3,735	4,465
3.850%, 11/01/2042	635	726
3.550%, 03/22/2051	4,185	4,547
3.400%, 03/22/2041	1,510	1,618
2.987%, 10/30/2056	4,520	4,360
2.550%, 03/21/2031	4,865	5,025
1.750%, 01/20/2031	1,478	1,432
ViacomCBS
6.875%, 04/30/2036	2,760	3,978
5.850%, 09/01/2043	919	1,269
4.750%, 05/15/2025	3,700	4,171
4.375%, 03/15/2043	4,355	5,092
Walt Disney
6.400%, 12/15/2035	3,085	4,551
4.700%, 03/23/2050	3,955	5,287
3.600%, 01/13/2051	4,225	4,875
2.750%, 09/01/2049	8,558	8,524
2.650%, 01/13/2031	2,195	2,332

		267,778

Consumer Discretionary — 3.6%
7-Eleven
2.800%, 02/10/2051 (A)	715	676
2.500%, 02/10/2041 (A)	510	479
0.800%, 02/10/2024 (A)	1,669	1,669
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	3,530	3,612
Alibaba Group Holding
2.800%, 06/06/2023	2,060	2,136
Amazon.com
3.875%, 08/22/2037	4,525	5,398
3.100%, 05/12/2051	9,195	9,906
2.800%, 08/22/2024	3,220	3,429
1.650%, 05/12/2028	4,660	4,746
American Honda Finance MTN
0.400%, 10/21/2022	4,678	4,683

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
BMW US Capital LLC
2.800%, 04/11/2026 (A)	$4,180	$4,472
2.550%, 04/01/2031 (A)	11,170	11,696
British Airways Pass-Through Trust, Ser 2020-1A
4.250%, 11/15/2032 (A)	1,508	1,616
Ferguson Finance
4.500%, 10/24/2028 (A)	1,717	2,002
3.250%, 06/02/2030 (A)	4,865	5,294
Ford Motor Credit LLC
4.271%, 01/09/2027	4,515	4,831
3.813%, 10/12/2021	6,270	6,273
General Motors Financial
3.550%, 07/08/2022	5,480	5,626
1.700%, 08/18/2023	7,815	7,969
Georgetown University
4.315%, 04/01/2049	2,794	3,564
Home Depot
5.875%, 12/16/2036	4,344	6,230
4.500%, 12/06/2048	2,155	2,830
4.400%, 03/15/2045	2,450	3,135
4.250%, 04/01/2046	400	506
3.900%, 06/15/2047	1,505	1,810
3.500%, 09/15/2056	3,330	3,817
3.350%, 09/15/2025	620	679
3.350%, 04/15/2050	845	940
3.300%, 04/15/2040	950	1,053
2.800%, 09/14/2027	3,590	3,907
Hyundai Capital America
2.375%, 10/15/2027 (A)	3,135	3,207
1.250%, 09/18/2023 (A)	5,295	5,343
Lowe’s
1.300%, 04/15/2028	3,000	2,945
Massachusetts Institute of Technology
5.600%, 07/01/2111	3,725	6,661
McDonald’s MTN
2.125%, 03/01/2030	2,900	2,951
QVC
4.850%, 04/01/2024	1,060	1,152
Resorts World Las Vegas LLC / RWLV Capital
4.625%, 04/06/2031 (A)	2,465	2,511
Target
2.500%, 04/15/2026	90	97
TJX
1.600%, 05/15/2031	4,410	4,310
University of Southern California
2.805%, 10/01/2050	224	236
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	8,265	8,270
XLIT
5.250%, 12/15/2043	2,417	3,425

		156,092

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 6.1%
Advocate Health & Hospitals
2.211%, 06/15/2030	$3,670	$3,777
Altria Group
9.950%, 11/10/2038	1,818	3,088
5.950%, 02/14/2049	645	838
5.800%, 02/14/2039	295	369
5.375%, 01/31/2044	1,795	2,159
4.500%, 05/02/2043	430	473
3.875%, 09/16/2046	3,560	3,595
3.400%, 05/06/2030	970	1,040
2.450%, 02/04/2032	5,330	5,209
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide
4.900%, 02/01/2046	280	357
4.700%, 02/01/2036	2,786	3,435
Anheuser-Busch InBev Worldwide
8.000%, 11/15/2039	5,774	9,540
4.750%, 01/23/2029	5,220	6,206
Ascension Health
2.532%, 11/15/2029	3,880	4,105
BAT Capital
4.390%, 08/15/2037	3,458	3,760
2.726%, 03/25/2031	8,515	8,487
2.259%, 03/25/2028	5,455	5,481
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (A)	2,086	2,251
Bon Secours Mercy Health
3.464%, 06/01/2030	1,930	2,142
2.095%, 06/01/2031	1,430	1,440
Coca-Cola
2.000%, 03/05/2031	4,030	4,098
Costco Wholesale
1.600%, 04/20/2030	3,000	2,978
CVS Pass-Through Trust
8.353%, 07/10/2031 (A)	1,890	2,470
7.507%, 01/10/2032 (A)	1,309	1,659
6.036%, 12/10/2028	2,441	2,862
4.163%, 08/11/2036 (A)	1,858	2,081
Health Care Service, A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	3,025	3,216
Hershey
2.300%, 08/15/2026	4,590	4,868
Hormel Foods
3.050%, 06/03/2051	4,095	4,341
1.700%, 06/03/2028	4,090	4,152
0.650%, 06/03/2024	3,085	3,090
Kaiser Foundation Hospitals
3.150%, 05/01/2027	2,005	2,201
Keurig Dr Pepper
5.085%, 05/25/2048	743	995

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Kimberly-Clark
3.200%, 04/25/2029	$5,080	$5,663
Kroger
3.850%, 08/01/2023	2,700	2,854
Land O’ Lakes
6.000%, 11/15/2022 (A)	640	672
Mars
4.200%, 04/01/2059 (A)	1,620	2,074
3.600%, 04/01/2034 (A)	1,790	2,059
3.200%, 04/01/2030 (A)	2,435	2,693
2.700%, 04/01/2025 (A)	6,215	6,597
2.375%, 07/16/2040 (A)	5,406	5,266
Nestle Holdings
4.000%, 09/24/2048 (A)	1,670	2,105
3.500%, 09/24/2025 (A)	5,545	6,099
New York and Presbyterian Hospital
1.651%, 08/01/2030	2,487	2,410
Northwestern University
4.643%, 12/01/2044	120	160
3.662%, 12/01/2057	2,205	2,742
Novartis Capital
3.000%, 11/20/2025	4,730	5,120
PepsiCo
3.450%, 10/06/2046	2,386	2,703
2.625%, 03/19/2027	2,385	2,570
2.375%, 10/06/2026	3,920	4,199
1.625%, 05/01/2030	1,535	1,530
Philip Morris International
4.500%, 03/20/2042	2,830	3,373
4.375%, 11/15/2041	2,207	2,597
3.875%, 08/21/2042	3,890	4,299
2.500%, 11/02/2022	5,330	5,455
0.875%, 05/01/2026	3,360	3,320
Providence St. Joseph Health Obligated Group
2.532%, 10/01/2029	8,601	9,055
Reynolds American
8.125%, 05/01/2040	980	1,442
7.250%, 06/15/2037	2,870	3,907
4.450%, 06/12/2025	1,815	2,011
Roche Holdings
2.625%, 05/15/2026 (A)	3,145	3,359
SSM Health Care
3.688%, 06/01/2023	7,331	7,690
Stanford Health Care
3.310%, 08/15/2030	1,140	1,269
Takeda Pharmaceutical
5.000%, 11/26/2028	2,150	2,596
2.050%, 03/31/2030	3,352	3,343
Unilever Capital
2.125%, 09/06/2029	3,265	3,372

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
University of Southern California
5.250%, 10/01/2111	$3,740	$6,041
Walmart
4.050%, 06/29/2048	5,284	6,689
2.550%, 04/11/2023	8,725	9,006
2.375%, 09/24/2029	6,920	7,378
2.350%, 12/15/2022	5,355	5,494

		255,975

Energy — 5.7%
BP Capital Markets America
3.937%, 09/21/2028	2,535	2,889
3.379%, 02/08/2061	3,181	3,310
3.216%, 11/28/2023	5,420	5,727
2.939%, 06/04/2051	7,450	7,304
2.772%, 11/10/2050	1,890	1,797
BP Capital Markets PLC
3.723%, 11/28/2028	7,159	8,073
3.279%, 09/19/2027	2,095	2,312
Cameron LNG LLC
2.902%, 07/15/2031 (A)	478	515
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/2027	2,120	2,466
3.700%, 11/15/2029	2,205	2,419
2.742%, 12/31/2039 (A)	2,925	2,927
Chevron
2.895%, 03/03/2024	4,605	4,868
2.236%, 05/11/2030	7,687	7,957
Chevron USA
6.000%, 03/01/2041	135	199
5.250%, 11/15/2043	205	282
5.050%, 11/15/2044	3,845	5,202
4.200%, 10/15/2049	660	821
Colonial Enterprises
3.250%, 05/15/2030 (A)	3,825	4,184
ConocoPhillips
6.500%, 02/01/2039	3,065	4,522
1.025%, VAR ICE LIBOR USD 3 Month +0.900%, 05/15/2022	3,955	3,977
Diamondback Energy
4.750%, 05/31/2025	1,870	2,094
3.125%, 03/24/2031	2,740	2,852
2.875%, 12/01/2024	1,030	1,083
Energy Transfer
5.200%, 02/01/2022	4,940	4,977
4.000%, 10/01/2027	1,460	1,623
Eni SpA
4.000%, 09/12/2023 (A)	6,800	7,235
Enterprise Products Operating LLC
3.900%, 02/15/2024	4,250	4,554
EOG Resources
4.375%, 04/15/2030	2,200	2,599

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Equinor
3.700%, 04/06/2050	$1,385	$1,619
2.875%, 04/06/2025	3,480	3,716
2.375%, 05/22/2030	2,340	2,432
1.750%, 01/22/2026	2,245	2,311
Exxon Mobil
4.227%, 03/19/2040	7,310	8,840
3.452%, 04/15/2051	3,500	3,870
3.043%, 03/01/2026	1,985	2,153
2.995%, 08/16/2039	2,830	2,965
1.571%, 04/15/2023	7,915	8,075
Galaxy Pipeline Assets Bidco
2.625%, 03/31/2036 (A)	2,555	2,552
1.750%, 09/30/2027 (A)	2,125	2,159
Hess
6.000%, 01/15/2040	2,790	3,582
5.800%, 04/01/2047	25	33
5.600%, 02/15/2041	395	493
4.300%, 04/01/2027	3,625	4,027
HollyFrontier
5.875%, 04/01/2026	2,080	2,388
Kinder Morgan
5.550%, 06/01/2045	2,055	2,667
Marathon Petroleum
4.700%, 05/01/2025	3,295	3,690
4.500%, 05/01/2023	4,695	4,974
MPLX
1.223%, VAR ICE LIBOR USD 3 Month +1.100%, 09/09/2022	3,720	3,720
Sabal Trail Transmission LLC
4.246%, 05/01/2028 (A)	3,925	4,471
Saudi Arabian Oil
1.625%, 11/24/2025 (A)	1,810	1,828
1.250%, 11/24/2023 (A)	2,360	2,381
Saudi Arabian Oil MTN
2.750%, 04/16/2022 (A)	2,985	3,025
Schlumberger Finance Canada
1.400%, 09/17/2025	2,565	2,605
Schlumberger Holdings
3.900%, 05/17/2028 (A)	2,444	2,732
Shell International Finance BV
6.375%, 12/15/2038	1,680	2,487
4.125%, 05/11/2035	4,275	5,094
4.000%, 05/10/2046	3,265	3,902
3.750%, 09/12/2046	4,600	5,307
3.400%, 08/12/2023	5,525	5,861
2.500%, 09/12/2026	360	383
2.375%, 11/07/2029	3,125	3,268
Spectra Energy Partners
3.375%, 10/15/2026	2,110	2,286
Suncor Energy
3.100%, 05/15/2025	4,065	4,335

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Suncor Energy Ventures
4.500%, 04/01/2022 (A)	$1,950	$1,978
Tennessee Gas Pipeline LLC
8.375%, 06/15/2032	3,445	5,095
2.900%, 03/01/2030 (A)	4,230	4,404
TotalEnergies Capital
3.883%, 10/11/2028	5,330	6,134
TotalEnergies Capital International
3.386%, 06/29/2060	705	755
3.127%, 05/29/2050	4,325	4,477
2.986%, 06/29/2041	280	290
TransCanada PipeLines
3.750%, 10/16/2023	5,000	5,294
Williams
5.800%, 11/15/2043	745	990

		244,416

Financials — 29.2%
AIA Group
3.600%, 04/09/2029 (A)	9,500	10,632
3.200%, 09/16/2040 (A)	1,110	1,149
AIG Global Funding
0.450%, 12/08/2023 (A)	5,260	5,267
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (A)	1,651	2,363
Alleghany
3.250%, 08/15/2051	3,005	3,074
American Express
3.700%, 08/03/2023	4,810	5,100
2.500%, 08/01/2022	9,652	9,833
American International Group
4.800%, 07/10/2045	310	400
4.750%, 04/01/2048	280	364
4.500%, 07/16/2044	2,995	3,711
4.375%, 06/30/2050	465	583
4.375%, 01/15/2055	300	375
Ameriprise Financial
4.000%, 10/15/2023	2,450	2,632
Antares Holdings
3.950%, 07/15/2026 (A)	2,915	3,115
ANZ New Zealand International
1.250%, 06/22/2026 (A)	6,490	6,515
Apollo Management Holdings
5.000%, 03/15/2048 (A)	2,665	3,473
4.400%, 05/27/2026 (A)	1,140	1,296
4.000%, 05/30/2024 (A)	6,353	6,905
Athene Global Funding
3.000%, 07/01/2022 (A)	940	961
2.950%, 11/12/2026 (A)	6,830	7,321
2.673%, 06/07/2031 (A)	10,435	10,693
2.500%, 03/24/2028 (A)	10,320	10,673

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Aviation Capital Group LLC
2.875%, 01/20/2022 (A)	$2,055	$2,069
Banco Bilbao Vizcaya Argentaria
1.125%, 09/18/2025	4,390	4,367
Banco Santander
3.125%, 02/23/2023	3,710	3,851
2.746%, 05/28/2025	4,490	4,734
2.706%, 06/27/2024	8,015	8,468
Bank of America
6.000%, 10/15/2036	505	706
3.483%, VAR United States Secured Overnight Financing Rate + 1.650%, 03/13/2052	4,108	4,556
3.366%, VAR ICE LIBOR USD 3 Month + 0.810%, 01/23/2026	14,685	15,775
3.311%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2042	9,870	10,642
3.004%, VAR ICE LIBOR USD 3 Month + 0.790%, 12/20/2023	2,399	2,477
2.972%, VAR United States Secured Overnight Financing Rate + 1.560%, 07/21/2052	8,620	8,708
2.687%, VAR United States Secured Overnight Financing Rate + 1.320%, 04/22/2032	2,400	2,494
1.734%, VAR United States Secured Overnight Financing Rate + 0.960%, 07/22/2027	900	912
Bank of America MTN
4.330%, VAR ICE LIBOR USD 3 Month + 1.520%, 03/15/2050	1,485	1,856
4.271%, VAR ICE LIBOR USD 3 Month + 1.310%, 07/23/2029	10,610	12,199
4.244%, VAR ICE LIBOR USD 3 Month + 1.814%, 04/24/2038	4,228	5,018
4.183%, 11/25/2027	7,910	8,890
4.083%, VAR ICE LIBOR USD 3 Month + 3.150%, 03/20/2051	3,490	4,213
4.000%, 01/22/2025	1,300	1,421
3.970%, VAR ICE LIBOR USD 3 Month + 1.070%, 03/05/2029	1,370	1,546
3.705%, VAR ICE LIBOR USD 3 Month + 1.512%, 04/24/2028	18,945	20,999
3.593%, VAR ICE LIBOR USD 3 Month + 1.370%, 07/21/2028	55	61
3.458%, VAR ICE LIBOR USD 3 Month + 0.970%, 03/15/2025	10,920	11,657
3.248%, 10/21/2027	4,595	5,013
2.884%, VAR ICE LIBOR USD 3 Month + 1.190%, 10/22/2030	5,995	6,349

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.676%, VAR United States Secured Overnight Financing Rate + 1.930%, 06/19/2041	$11,805	$11,631
Bank of Montreal MTN
3.300%, 02/05/2024	5,160	5,503
0.625%, 07/09/2024	4,375	4,374
Bank of New York Mellon MTN
3.450%, 08/11/2023	7,770	8,247
2.450%, 08/17/2026	735	782
Bank of Nova Scotia
4.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.551% (C)	3,150	3,422
0.650%, 07/31/2024	5,281	5,283
Barclays PLC
4.610%, VAR ICE LIBOR USD 3 Month +1.400%, 02/15/2023	3,155	3,215
3.932%, VAR ICE LIBOR USD 3 Month +1.610%, 05/07/2025	4,975	5,361
Berkshire Hathaway
4.500%, 02/11/2043	865	1,111
3.125%, 03/15/2026	1,978	2,164
Berkshire Hathaway Finance
2.850%, 10/15/2050	6,505	6,554
1.450%, 10/15/2030	4,000	3,914
Blackstone Holdings Finance LLC
5.000%, 06/15/2044 (A)	738	1,003
4.750%, 02/15/2023 (A)	2,014	2,139
4.450%, 07/15/2045 (A)	1,534	1,944
3.500%, 09/10/2049 (A)	2,250	2,544
3.150%, 10/02/2027 (A)	1,878	2,041
2.000%, 01/30/2032 (A)	6,900	6,770
Blackstone Secured Lending Fund
3.625%, 01/15/2026	3,105	3,299
BNP Paribas
2.219%, VAR United States Secured Overnight Financing Rate + 2.074%, 06/09/2026 (A)	4,510	4,642
1.323%, VAR United States Secured Overnight Financing Rate + 1.004%, 01/13/2027 (A)	6,475	6,422
Brighthouse Financial Global Funding MTN
1.000%, 04/12/2024 (A)	3,400	3,427
Brookfield Finance
2.724%, 04/15/2031	2,500	2,601
Canadian Imperial Bank of Commerce
0.950%, 10/23/2025	3,400	3,393
Capital One Financial
3.650%, 05/11/2027	4,523	5,048
3.300%, 10/30/2024	4,618	4,966
Carlyle Finance Subsidiary LLC
3.500%, 09/19/2029 (A)	2,697	2,932

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Carlyle Holdings Finance LLC
3.875%, 02/01/2023 (A)	$861	$900
CDP Financial
5.600%, 11/25/2039 (A)	700	1,007
Charles Schwab
2.650%, 01/25/2023	9,346	9,632
Chubb INA Holdings
4.350%, 11/03/2045	1,138	1,464
CI Financial
4.100%, 06/15/2051	3,120	3,367
3.200%, 12/17/2030	6,030	6,266
Cincinnati Financial
6.920%, 05/15/2028	3,363	4,429
6.125%, 11/01/2034	2,882	4,009
Citadel
4.875%, 01/15/2027 (A)	3,820	4,152
Citadel Finance LLC
3.375%, 03/09/2026 (A)	3,615	3,671
Citigroup
8.125%, 07/15/2039	3,119	5,379
5.500%, 09/13/2025	1,015	1,179
4.750%, 05/18/2046	1,040	1,340
4.650%, 07/23/2048	3,288	4,364
4.450%, 09/29/2027	210	241
4.281%, VAR ICE LIBOR USD 3 Month +1.839%, 04/24/2048	2,918	3,669
3.875%, 10/25/2023	2,490	2,677
3.400%, 05/01/2026	6,375	6,984
3.352%, VAR ICE LIBOR USD 3 Month +0.897%, 04/24/2025	6,380	6,800
2.900%, 12/08/2021	4,200	4,221
1.462%, VAR United States Secured Overnight Financing Rate + 0.770%, 06/09/2027	3,767	3,778
CME Group
4.150%, 06/15/2048	1,989	2,589
Cooperatieve Rabobank UA
4.625%, 12/01/2023	3,455	3,759
3.875%, 09/26/2023 (A)	3,000	3,206
1.006%, VAR ICE LIBOR USD 3 Month +0.860%, 09/26/2023 (A)	6,790	6,888
Credit Agricole
1.247%, VAR United States Secured Overnight Financing Rate + 0.892%, 01/26/2027 (A)	4,530	4,486
Credit Agricole MTN
3.750%, 04/24/2023 (A)	4,640	4,892
Credit Suisse Group
3.091%, VAR United States Secured Overnight Financing Rate + 1.730%, 05/14/2032 (A)	1,795	1,872

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.193%, VAR United States Secured Overnight Financing Rate + 2.044%, 06/05/2026 (A)	$7,515	$7,710
Deutsche Bank NY
3.035%, VAR United States Secured Overnight Financing Rate + 1.718%, 05/28/2032	1,865	1,924
0.898%, 05/28/2024	5,520	5,522
Empower Finance 2020
3.075%, 09/17/2051 (A)	1,255	1,308
Enstar Group
3.100%, 09/01/2031	3,285	3,279
Equitable Financial Life Global Funding
1.400%, 07/07/2025 (A)	1,473	1,491
1.400%, 08/27/2027 (A)	1,973	1,963
0.800%, 08/12/2024 (A)	2,165	2,169
Equitable Financial Life Global Funding MTN
1.300%, 07/12/2026 (A)	7,495	7,513
F&G Global Funding
1.750%, 06/30/2026 (A)	5,611	5,704
Fairfax Financial Holdings
3.375%, 03/03/2031 (A)	2,495	2,633
Farmers Exchange Capital III
5.454%, VAR ICE LIBOR USD 3 Month + 3.454%, 10/15/2054 (A)	1,750	2,206
Federation des Caisses Desjardins du Quebec
0.700%, 05/21/2024 (A)	6,105	6,105
Fifth Third Bancorp
2.550%, 05/05/2027	1,920	2,037
Fifth Third Bank
2.875%, 10/01/2021	3,570	3,570
First Republic Bank
2.500%, 06/06/2022	1,718	1,743
1.912%, VAR United States Secured Overnight Financing Rate + 0.620%, 02/12/2024	2,800	2,857
Five Corners Funding Trust
4.419%, 11/15/2023 (A)	4,190	4,541
GA Global Funding Trust
1.625%, 01/15/2026 (A)	2,345	2,388
1.000%, 04/08/2024 (A)	3,765	3,792
Goldman Sachs Capital I
6.345%, 02/15/2034	2,200	3,124
Goldman Sachs Group
6.750%, 10/01/2037	460	670
6.450%, 05/01/2036	670	949
4.750%, 10/21/2045	210	277
4.411%, VAR ICE LIBOR USD 3 Month + 1.430%, 04/23/2039	1,080	1,324
4.017%, VAR ICE LIBOR USD 3 Month + 1.373%, 10/31/2038	1,522	1,781

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.850%, 01/26/2027	$160	$177
3.800%, 03/15/2030	640	722
3.500%, 01/23/2025	2,595	2,795
3.500%, 11/16/2026	8,613	9,376
3.272%, VAR ICE LIBOR USD 3 Month + 1.201%, 09/29/2025	11,575	12,393
3.210%, VAR United States Secured Overnight Financing Rate + 1.513%, 04/22/2042	8,910	9,417
2.908%, VAR United States Secured Overnight Financing Rate + 1.472%, 07/21/2042	2,300	2,324
2.876%, VAR ICE LIBOR USD 3 Month + 0.821%, 10/31/2022	4,463	4,481
2.600%, 02/07/2030	1,650	1,720
1.992%, VAR United States Secured Overnight Financing Rate + 1.090%, 01/27/2032	1,690	1,657
1.431%, VAR United States Secured Overnight Financing Rate + 0.798%, 03/09/2027	9,685	9,722
1.295%, VAR ICE LIBOR USD 3 Month + 1.170%, 05/15/2026	1,125	1,152
Goldman Sachs Group MTN
4.800%, 07/08/2044	8,295	10,792
2.383%, VAR United States Secured Overnight Financing Rate + 1.248%, 07/21/2032	7,450	7,532
HSBC Bank PLC
7.650%, 05/01/2025	3,080	3,719
HSBC Bank USA
7.000%, 01/15/2039	7,096	11,118
HSBC Holdings PLC
4.600%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.649% (C)	3,800	3,890
4.041%, VAR ICE LIBOR USD 3 Month + 1.546%, 03/13/2028	11,362	12,655
3.262%, VAR ICE LIBOR USD 3 Month + 1.055%, 03/13/2023	8,800	8,937
0.976%, VAR United States Secured Overnight Financing Rate + 0.708%, 05/24/2025	820	820
ING Groep
4.625%, 01/06/2026 (A)	3,955	4,509
4.100%, 10/02/2023	3,950	4,240
3.550%, 04/09/2024	5,125	5,508
2.727%, VAR United States Secured Overnight Financing Rate + 1.316%, 04/01/2032	2,200	2,288
Intercontinental Exchange
4.250%, 09/21/2048	4,577	5,602
3.000%, 06/15/2050	1,650	1,668

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
JPMorgan Chase
8.750%, 09/01/2030	$1,361	$2,070
7.750%, 07/15/2025	1,690	2,099
6.400%, 05/15/2038	5,612	8,325
5.500%, 10/15/2040	1,000	1,393
4.260%, VAR ICE LIBOR USD 3 Month + 1.580%, 02/22/2048	1,490	1,836
3.964%, VAR ICE LIBOR USD 3 Month + 1.380%, 11/15/2048	45	53
3.897%, VAR ICE LIBOR USD 3 Month + 1.220%, 01/23/2049	3,060	3,585
3.882%, VAR ICE LIBOR USD 3 Month + 1.360%, 07/24/2038	6,195	7,202
3.875%, 09/10/2024	2,435	2,651
3.509%, VAR ICE LIBOR USD 3 Month + 0.945%, 01/23/2029	15,247	16,849
3.328%, VAR United States Secured Overnight Financing Rate + 1.580%, 04/22/2052	17,140	18,648
3.220%, VAR ICE LIBOR USD 3 Month + 1.155%, 03/01/2025	2,605	2,763
3.200%, 06/15/2026	19,370	21,053
3.157%, VAR United States Secured Overnight Financing Rate + 1.460%, 04/22/2042	6,655	7,056
3.109%, VAR United States Secured Overnight Financing Rate + 2.440%, 04/22/2051	265	277
2.700%, 05/18/2023	4,390	4,553
2.580%, VAR United States Secured Overnight Financing Rate + 1.250%, 04/22/2032	7,555	7,796
2.522%, VAR United States Secured Overnight Financing Rate + 2.040%, 04/22/2031	2,203	2,279
2.069%, VAR United States Secured Overnight Financing Rate + 1.015%, 06/01/2029	5,230	5,303
1.953%, VAR United States Secured Overnight Financing Rate + 1.065%, 02/04/2032	2,635	2,588
0.969%, VAR United States Secured Overnight Financing Rate + 0.580%, 06/23/2025	1,655	1,660
0.680%, VAR ICE LIBOR USD 3 Month + 0.550%, 02/01/2027	1,630	1,575
KKR Group Finance III LLC
5.125%, 06/01/2044 (A)	9,343	12,333
KKR Group Finance VIII LLC
3.500%, 08/25/2050 (A)	1,275	1,372

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Korea Development Bank MTN
1.750%, 02/18/2025	$5,905	$6,070
Kreditanstalt fuer Wiederaufbau
2.125%, 01/17/2023	3,320	3,409
Lincoln National
3.400%, 01/15/2031	3,100	3,409
Lloyds Banking Group PLC
2.438%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 02/05/2026	4,500	4,688
1.627%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 05/11/2027	2,636	2,645
LSEGA Financing
3.200%, 04/06/2041 (A)	3,618	3,829
1.375%, 04/06/2026 (A)	4,681	4,700
Macquarie Group
3.189%, VAR ICE LIBOR USD 3 Month + 1.023%, 11/28/2023 (A)	9,208	9,503
Macquarie Group MTN
1.629%, VAR United States Secured Overnight Financing Rate + 0.910%, 09/23/2027 (A)	1,844	1,852
Marsh & McLennan
3.500%, 03/10/2025	4,200	4,557
Massachusetts Mutual Life Insurance
3.375%, 04/15/2050 (A)	1,153	1,240
MassMutual Global Funding II
1.200%, 07/16/2026 (A)	6,000	5,997
MetLife
4.050%, 03/01/2045	1,250	1,519
Metropolitan Life Global Funding I MTN
3.600%, 01/11/2024 (A)	6,620	7,105
Mitsubishi UFJ Financial Group
3.195%, 07/18/2029	1,820	1,981
1.538%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.750%, 07/20/2027	10,150	10,215
Moody’s
2.550%, 08/18/2060	2,136	1,918
Morgan Stanley
3.625%, 01/20/2027	8,990	10,002
3.217%, VAR United States Secured Overnight Financing Rate + 1.485%, 04/22/2042	1,975	2,117
1.593%, VAR United States Secured Overnight Financing Rate + 0.879%, 05/04/2027	2,650	2,675
Morgan Stanley MTN
6.375%, 07/24/2042	2,135	3,303
4.300%, 01/27/2045	4,650	5,789

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
3.971%, VAR ICE LIBOR USD 3 Month + 1.455%, 07/22/2038	$3,095	$3,625
3.750%, 02/25/2023	10,847	11,385
2.699%, VAR United States Secured Overnight Financing Rate + 1.143%, 01/22/2031	700	733
2.239%, VAR United States Secured Overnight Financing Rate + 1.178%, 07/21/2032	6,555	6,572
1.512%, VAR United States Secured Overnight Financing Rate + 0.858%, 07/20/2027	2,237	2,246
MUFG Americas Holdings
3.000%, 02/10/2025	3,305	3,516
Mutual of Omaha Insurance
4.297%, VAR ICE LIBOR USD 3 Month + 2.640%, 07/15/2054 (A)	1,515	1,585
National Rural Utilities Cooperative Finance
4.750%, VAR ICE LIBOR USD 3 Month + 2.910%, 04/30/2043	2,056	2,151
4.400%, 11/01/2048	4,665	6,135
4.300%, 03/15/2049	2,648	3,382
4.023%, 11/01/2032	450	536
Nationwide Mutual Insurance
9.375%, 08/15/2039 (A)	1,450	2,581
4.350%, 04/30/2050 (A)	3,471	3,987
Natwest Group PLC
3.498%, VAR ICE LIBOR USD 3 Month + 1.480%, 05/15/2023	4,800	4,902
1.642%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.900%, 06/14/2027	4,320	4,346
New York Life Global Funding
1.850%, 08/01/2031 (A)	6,530	6,488
New York Life Insurance
5.875%, 05/15/2033 (A)	2,224	2,977
3.750%, 05/15/2050 (A)	1,420	1,639
Owl Rock Capital
2.875%, 06/11/2028	3,498	3,518
Pacific Life Insurance
4.300%, VAR ICE LIBOR USD 3 Month + 2.796%, 10/24/2067 (A)	1,555	1,815
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (A)	4,431	4,851
PNC Bank
3.300%, 10/30/2024	1,840	1,993
PNC Financial Services Group
2.600%, 07/23/2026	8,900	9,523
Pricoa Global Funding I
3.450%, 09/01/2023 (A)	5,575	5,933
Principal Life Global Funding II
2.375%, 11/21/2021 (A)	3,000	3,013
1.500%, 08/27/2030 (A)	3,374	3,244

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Prospect Capital
3.706%, 01/22/2026	$2,520	$2,602
Protective Life Global Funding
1.618%, 04/15/2026 (A)	7,358	7,488
1.170%, 07/15/2025 (A)	1,476	1,481
Prudential Financial
3.935%, 12/07/2049	140	167
Prudential Financial MTN
5.700%, 12/14/2036	1,660	2,301
3.700%, 03/13/2051	800	932
1.500%, 03/10/2026	4,945	5,040
Prudential PLC
3.125%, 04/14/2030	2,008	2,193
Royal Bank of Canada MTN
0.650%, 07/29/2024	1,971	1,972
0.500%, 10/26/2023	4,347	4,357
Scentre Group Trust I/ Scentre Group Trust II
4.375%, 05/28/2030 (A)	4,041	4,741
3.750%, 03/23/2027 (A)	895	991
3.625%, 01/28/2026 (A)	4,545	4,966
3.500%, 02/12/2025 (A)	1,505	1,616
Scentre Group Trust II
4.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.379%, 09/24/2080 (A)	6,525	6,945
Securian Financial Group
4.800%, 04/15/2048 (A)	1,938	2,402
Security Benefit Global Funding MTN
1.250%, 05/17/2024 (A)	1,501	1,512
Societe Generale
3.625%, 03/01/2041 (A)	2,840	2,909
Standard Chartered PLC
4.247%, VAR ICE LIBOR USD 3 Month +1.150%, 01/20/2023 (A)	4,602	4,669
1.456%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.000%, 01/14/2027 (A)	4,310	4,271
State Street
3.031%, VAR United States Secured Overnight Financing Rate + 1.490%, 11/01/2034	5,725	6,138
Sumitomo Mitsui Financial Group
0.948%, 01/12/2026	3,000	2,975
Sumitomo Mitsui Trust Bank
0.800%, 09/12/2023 (A)	7,235	7,293
Travelers
3.750%, 05/15/2046	1,505	1,783
Truist Bank
3.800%, 10/30/2026	3,870	4,346
3.200%, 04/01/2024	4,155	4,434
2.250%, 03/11/2030	1,010	1,034

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Truist Financial
4.000%, 05/01/2025	$8,900	$9,864
Truist Financial MTN
3.050%, 06/20/2022	4,080	4,163
2.850%, 10/26/2024	2,715	2,900
1.887%, VAR United States Secured Overnight Financing Rate + 0.862%, 06/07/2029	4,036	4,090
1.267%, VAR United States Secured Overnight Financing Rate + 0.609%, 03/02/2027	13,555	13,597
UBS MTN
4.500%, 06/26/2048 (A)	3,535	4,732
UBS Group
4.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.313% (A)(C)	1,350	1,382
4.125%, 09/24/2025 (A)	1,460	1,626
3.491%, 05/23/2023 (A)	4,465	4,565
1.494%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.850%, 08/10/2027 (A)	2,100	2,097
1.008%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 0.830%, 07/30/2024 (A)	8,100	8,152
US Bancorp
3.375%, 02/05/2024	6,595	7,034
Validus Holdings
8.875%, 01/26/2040	1,880	3,135
Wells Fargo
5.950%, 12/15/2036	1,035	1,441
5.606%, 01/15/2044	3,931	5,444
3.068%, VAR United States Secured Overnight Financing Rate + 2.530%, 04/30/2041	3,585	3,758
3.000%, 04/22/2026	8,965	9,701
Wells Fargo MTN
5.013%, VAR United States Secured Overnight Financing Rate + 4.502%, 04/04/2051	580	808
4.900%, 11/17/2045	2,110	2,737
4.750%, 12/07/2046	3,503	4,461
4.400%, 06/14/2046	2,975	3,630
4.300%, 07/22/2027	939	1,076
3.584%, VAR ICE LIBOR USD 3 Month + 1.310%, 05/22/2028	12,541	13,913
3.196%, VAR ICE LIBOR USD 3 Month + 1.170%, 06/17/2027	9,105	9,860
2.879%, VAR United States Secured Overnight Financing Rate + 1.432%, 10/30/2030	4,945	5,258

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.572%, VAR United States Secured Overnight Financing Rate + 1.262%, 02/11/2031	$3,435	$3,567
2.393%, VAR United States Secured Overnight Financing Rate + 2.100%, 06/02/2028	9,330	9,731
Western & Southern Life Insurance
3.750%, 04/28/2061 (A)	2,455	2,739
Westpac Banking
2.668%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 1.750%, 11/15/2035	3,790	3,761
2.150%, 06/03/2031	1,875	1,921

		1,264,382

Health Care — 5.9%
Advocate Health & Hospitals
4.272%, 08/15/2048	2,984	3,855
Ascension Health
3.945%, 11/15/2046	2,394	2,986
3.106%, 11/15/2039	1,855	2,025
Astrazeneca Finance LLC
1.750%, 05/28/2028	5,850	5,942
1.200%, 05/28/2026	9,760	9,812
AstraZeneca PLC
3.375%, 11/16/2025	1,508	1,652
Baxter International
1.730%, 04/01/2031	6,930	6,776
Bayer US Finance II LLC
4.700%, 07/15/2064 (A)	3,935	4,717
Bristol-Myers Squibb
5.000%, 08/15/2045	2,185	3,009
4.550%, 02/20/2048	295	388
3.400%, 07/26/2029	4,405	4,954
3.200%, 06/15/2026	4,260	4,679
2.550%, 11/13/2050	2,910	2,829
2.350%, 11/13/2040	720	699
0.537%, 11/13/2023	5,059	5,062
Cigna
4.125%, 11/15/2025	2,154	2,407
2.375%, 03/15/2031	3,000	3,080
CommonSpirit Health
4.350%, 11/01/2042	1,680	1,984
4.187%, 10/01/2049	3,085	3,607
CVS Health
5.050%, 03/25/2048	435	576
3.700%, 03/09/2023	1,270	1,329
3.000%, 08/15/2026	2,415	2,607
DH Europe Finance II Sarl
2.050%, 11/15/2022	4,185	4,274
Eli Lilly
3.375%, 03/15/2029	3,155	3,552

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Gilead Sciences
4.800%, 04/01/2044	$1,300	$1,669
4.750%, 03/01/2046	1,735	2,232
3.250%, 09/01/2022	6,620	6,786
GlaxoSmithKline Capital
3.875%, 05/15/2028	2,190	2,517
Health Care Service, A Mutual Legal Reserve
2.200%, 06/01/2030 (A)	4,645	4,712
Johnson & Johnson
2.900%, 01/15/2028	2,565	2,801
2.625%, 01/15/2025	1,660	1,761
1.300%, 09/01/2030	5,355	5,256
Kaiser Foundation Hospitals
4.150%, 05/01/2047	3,110	3,920
2.810%, 06/01/2041	5,175	5,345
McKesson
0.900%, 12/03/2025	2,000	1,979
Medtronic
4.625%, 03/15/2045	986	1,317
4.375%, 03/15/2035	1,732	2,174
Memorial Health Services
3.447%, 11/01/2049	1,935	2,168
Merck
3.600%, 09/15/2042	2,140	2,484
3.400%, 03/07/2029	2,385	2,680
MultiCare Health System
2.803%, 08/15/2050	4,400	4,491
New York and Presbyterian Hospital
4.763%, 08/01/2116	1,395	1,959
Northwell Healthcare
4.260%, 11/01/2047	2,200	2,659
Novartis Capital
2.750%, 08/14/2050	6,186	6,404
NY Society for Relief of Ruptured & Crippled Maintaining Hospital Special Surgery
2.667%, 10/01/2050	5,260	5,096
Orlando Health Obligated Group
3.327%, 10/01/2050	830	900
Pfizer
3.000%, 12/15/2026	2,370	2,608
2.625%, 04/01/2030	5,690	6,119
Pharmacia LLC
6.600%, 12/01/2028	1,100	1,485
Royalty Pharma PLC
2.200%, 09/02/2030	3,950	3,916
1.750%, 09/02/2027	1,700	1,704
RWJ Barnabas Health
3.477%, 07/01/2049	4,050	4,556
Takeda Pharmaceutical
3.175%, 07/09/2050	4,560	4,722

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Thermo Fisher Scientific
2.000%, 10/15/2031	$3,755	$3,749
1.750%, 10/15/2028	1,085	1,095
UnitedHealth Group
6.875%, 02/15/2038	2,380	3,701
6.625%, 11/15/2037	1,609	2,462
6.500%, 06/15/2037	1,675	2,531
4.750%, 07/15/2045	890	1,186
4.625%, 07/15/2035	5,575	7,089
4.200%, 01/15/2047	1,432	1,772
3.875%, 12/15/2028	1,835	2,117
3.850%, 06/15/2028	1,475	1,689
3.750%, 07/15/2025	3,700	4,108
3.700%, 12/15/2025	1,960	2,188
3.500%, 02/15/2024	7,365	7,903
3.250%, 05/15/2051	20	22
3.050%, 05/15/2041	1,620	1,718
2.375%, 10/15/2022	4,875	4,991
2.300%, 05/15/2031	10,935	11,324
1.150%, 05/15/2026	9,025	9,088
Wyeth LLC
6.000%, 02/15/2036	1,400	2,018
5.950%, 04/01/2037	3,960	5,671

		255,643

Industrials — 6.1%
Air Lease
3.875%, 07/03/2023	4,406	4,652
Airbus
3.950%, 04/10/2047 (A)	2,800	3,207
BAE Systems Holdings
3.800%, 10/07/2024 (A)	1,700	1,845
BAE Systems PLC
5.800%, 10/11/2041 (A)	1,940	2,696
3.400%, 04/15/2030 (A)	2,307	2,529
1.900%, 02/15/2031 (A)	1,971	1,927
Boeing
5.930%, 05/01/2060	1,710	2,377
5.805%, 05/01/2050	2,320	3,151
5.150%, 05/01/2030	10,165	12,027
3.100%, 05/01/2026	4,265	4,524
1.875%, 06/15/2023	3,335	3,388
Burlington Northern Santa Fe LLC
6.150%, 05/01/2037	2,590	3,765
4.900%, 04/01/2044	2,563	3,436
4.550%, 09/01/2044	5,395	6,899
4.375%, 09/01/2042	385	479
4.150%, 04/01/2045	3,340	4,087
Caterpillar
3.803%, 08/15/2042	1,630	1,946
3.400%, 05/15/2024	3,050	3,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Caterpillar Financial Services MTN
2.550%, 11/29/2022	$8,785	$9,035
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	3,266	3,452
CSX
3.350%, 09/15/2049	4,726	5,090
Deere
3.750%, 04/15/2050	235	288
3.100%, 04/15/2030	4,033	4,464
Delta Air Lines Pass-Through Trust, Ser 2015-1, Cl A
3.875%, 07/30/2027	1,162	1,219
Delta Air Lines Pass-Through Trust, Ser 2019-1, Cl A
3.404%, 04/25/2024	2,800	2,881
Delta Air Lines Pass-Through Trust, Ser 2020-1, Cl AA
2.000%, 06/10/2028	3,009	3,012
Emerson Electric
1.800%, 10/15/2027	6,648	6,838
GE Capital International Funding Unlimited
4.418%, 11/15/2035	15,467	18,774
General Dynamics
4.250%, 04/01/2040	1,015	1,263
4.250%, 04/01/2050	2,100	2,721
2.250%, 06/01/2031	6,170	6,397
1.875%, 08/15/2023	2,875	2,951
General Electric
4.250%, 05/01/2040	255	304
3.625%, 05/01/2030	4,200	4,722
3.450%, 05/01/2027	2,325	2,565
Honeywell International
1.750%, 09/01/2031	2,980	2,956
John Deere Capital
3.650%, 10/12/2023	4,902	5,243
John Deere Capital MTN
3.450%, 06/07/2023	5,471	5,779
2.950%, 04/01/2022	6,575	6,681
2.800%, 07/18/2029	4,220	4,579
2.650%, 06/24/2024	5,205	5,517
2.650%, 06/10/2026	370	399
0.400%, 10/10/2023	12,115	12,153
Lockheed Martin
4.070%, 12/15/2042	3,300	4,049
2.800%, 06/15/2050	1,895	1,940
Norfolk Southern
3.800%, 08/01/2028	3,180	3,608
Northrop Grumman
2.930%, 01/15/2025	5,270	5,604
PACCAR Financial MTN
1.100%, 05/11/2026	3,079	3,092

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Penske Truck Leasing LP / PTL Finance
4.000%, 07/15/2025 (A)	$2,904	$3,194
3.950%, 03/10/2025 (A)	2,752	3,006
3.450%, 07/01/2024 (A)	5,540	5,920
Raytheon Technologies
4.500%, 06/01/2042	2,300	2,878
Ryder System MTN
4.625%, 06/01/2025	4,800	5,396
Siemens Financieringsmaatschappij
1.700%, 03/11/2028 (A)	5,495	5,554
SMBC Aviation Capital Finance DAC
3.000%, 07/15/2022 (A)	2,035	2,075
Snap-on
4.100%, 03/01/2048	570	706
3.100%, 05/01/2050	3,240	3,481
Southwest Airlines
5.125%, 06/15/2027	4,715	5,512
Southwest Airlines Pass-Through Trust, Ser 2007-1
6.150%, 08/01/2022	163	167
Triton Container International
2.050%, 04/15/2026 (A)	3,535	3,567
TTX
4.600%, 02/01/2049 (A)	2,100	2,788
TTX MTN
3.600%, 01/15/2025 (A)	5,563	6,050
United Airlines Pass-Through Trust, Ser 2012-1, Cl A
4.150%, 04/11/2024	2,413	2,557
United Airlines Pass-Through Trust, Ser 2019-1, Cl AA
4.150%, 08/25/2031	1,597	1,742
United Parcel Service
5.300%, 04/01/2050	3,026	4,490
Verisk Analytics
3.625%, 05/15/2050	2,930	3,188
WW Grainger
4.600%, 06/15/2045	419	550

		266,602

Information Technology — 7.5%
Adobe
1.700%, 02/01/2023	14,090	14,382
Apple
4.650%, 02/23/2046	6,550	8,714
4.500%, 02/23/2036	2,740	3,479
4.375%, 05/13/2045	515	660
3.850%, 08/04/2046	7,565	9,046
3.350%, 02/09/2027	4,385	4,871
3.250%, 02/23/2026	20,020	21,927
3.000%, 02/09/2024	4,375	4,626
2.850%, 05/11/2024	1,055	1,118

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.850%, 08/05/2061	$2,000	$1,996
2.650%, 05/11/2050	3,755	3,722
2.650%, 02/08/2051	4,650	4,604
2.375%, 02/08/2041	2,345	2,302
1.650%, 02/08/2031	4,730	4,690
Applied Materials
3.900%, 10/01/2025	3,155	3,530
Broadcom
4.750%, 04/15/2029	1,415	1,644
4.150%, 11/15/2030	970	1,091
Cisco Systems
5.900%, 02/15/2039	2,007	2,920
2.200%, 09/20/2023	4,660	4,830
Corning
7.250%, 08/15/2036	1,844	2,273
Genpact Luxembourg Sarl
3.700%, 04/01/2022	3,310	3,364
3.375%, 12/01/2024	5,226	5,593
Intel
4.950%, 03/25/2060	1,775	2,500
4.000%, 12/15/2032	4,300	5,203
3.734%, 12/08/2047	2,891	3,309
3.250%, 11/15/2049	3,500	3,738
2.875%, 05/11/2024	5,830	6,184
International Business Machines
4.150%, 05/15/2039	2,325	2,793
3.300%, 05/15/2026	1,805	1,987
Intuit
1.350%, 07/15/2027	2,989	3,018
Mastercard
3.850%, 03/26/2050	3,350	4,089
3.300%, 03/26/2027	2,940	3,263
2.950%, 06/01/2029	2,420	2,655
Microsoft
4.100%, 02/06/2037	3,548	4,434
3.700%, 08/08/2046	6,874	8,361
3.500%, 02/12/2035	1,330	1,565
3.450%, 08/08/2036	130	152
3.041%, 03/17/2062	1,100	1,194
2.921%, 03/17/2052	4,442	4,777
2.875%, 02/06/2024	2,125	2,242
2.675%, 06/01/2060	1,078	1,088
2.525%, 06/01/2050	7,935	7,916
2.400%, 08/08/2026	12,380	13,230
NXP BV / NXP Funding LLC
4.875%, 03/01/2024 (A)	3,252	3,560
Oracle
4.375%, 05/15/2055	680	801
4.000%, 07/15/2046	6,860	7,555
3.800%, 11/15/2037	2,190	2,398
3.600%, 04/01/2040	8,195	8,700
3.600%, 04/01/2050	500	522

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.950%, 05/15/2025	$2,160	$2,299
2.950%, 04/01/2030	9,310	9,870
2.500%, 05/15/2022	4,700	4,756
2.400%, 09/15/2023	4,415	4,573
QUALCOMM
4.300%, 05/20/2047	3,276	4,168
1.300%, 05/20/2028	5,677	5,597
salesforce.com
1.500%, 07/15/2028	24,110	24,200
0.625%, 07/15/2024	4,428	4,438
Skyworks Solutions
1.800%, 06/01/2026	1,720	1,748
Texas Instruments
4.150%, 05/15/2048	3,764	4,771
3.875%, 03/15/2039	210	254
2.250%, 09/04/2029	8,815	9,199
1.375%, 03/12/2025	4,015	4,096
Visa
4.150%, 12/14/2035	1,125	1,386
2.700%, 04/15/2040	770	801
2.000%, 08/15/2050	3,610	3,214
Vontier
2.950%, 04/01/2031 (A)	10,000	10,099
1.800%, 04/01/2026 (A)	2,300	2,303
Wipro IT Services LLC
1.500%, 06/23/2026 (A)	4,937	4,951

		321,339

Materials — 0.8%
Air Products and Chemicals
1.850%, 05/15/2027	3,285	3,404
BHP Billiton Finance USA
6.420%, 03/01/2026	1,590	1,957
5.000%, 09/30/2043	1,400	1,929
Ecolab
4.800%, 03/24/2030	892	1,095
Huntsman International LLC
2.950%, 06/15/2031	3,065	3,172
Linde
3.200%, 01/30/2026	2,315	2,527
Nacional del Cobre de Chile
4.250%, 07/17/2042 (A)	2,100	2,417
Newcrest Finance Pty
3.250%, 05/13/2030 (A)	2,440	2,640
PPG Industries
1.200%, 03/15/2026	3,565	3,568
Rio Tinto Finance USA
5.200%, 11/02/2040	1,185	1,625
Vale Overseas
6.875%, 11/10/2039	1,885	2,697

		27,031

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Real Estate — 1.9%
AvalonBay Communities MTN
3.350%, 05/15/2027	$2,980	$3,298
2.950%, 05/11/2026	2,182	2,359
Boston Properties
4.500%, 12/01/2028	2,630	3,078
Crown Castle Towers LLC
3.663%, 05/15/2025 (A)	3,940	4,167
Essential Properties
2.950%, 07/15/2031	3,050	3,074
Federal Realty Investment Trust
1.250%, 02/15/2026	5,700	5,685
Mid-America Apartments
2.875%, 09/15/2051	8,070	7,930
Newmark Group
6.125%, 11/15/2023	3,140	3,407
Realty Income
1.800%, 03/15/2033	2,645	2,559
Regency Centers
4.650%, 03/15/2049	300	376
4.400%, 02/01/2047	1,670	2,006
Sabra Health Care
3.900%, 10/15/2029	4,275	4,577
Simon Property Group LP
6.750%, 02/01/2040	470	709
4.750%, 03/15/2042	235	295
4.250%, 11/30/2046	2,224	2,645
3.800%, 07/15/2050	4,205	4,709
3.375%, 10/01/2024	5,488	5,894
2.450%, 09/13/2029	5,620	5,804
2.200%, 02/01/2031	119	119
1.750%, 02/01/2028	5,380	5,399
Spirit Realty
2.100%, 03/15/2028	3,840	3,858
Ventas Realty
3.125%, 06/15/2023	1,835	1,912
Vornado Realty
3.500%, 01/15/2025	3,895	4,154
Welltower
4.950%, 09/01/2048	2,632	3,403
WP Carey
4.600%, 04/01/2024	2,670	2,905

		84,322

Utilities — 7.9%
AEP Texas
3.450%, 01/15/2050	2,695	2,866
Alabama Power
3.850%, 12/01/2042	600	702
3.700%, 12/01/2047	2,800	3,212
1.450%, 09/15/2030	3,416	3,308

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ameren Illinois
4.500%, 03/15/2049	$7,765	$10,198
2.700%, 09/01/2022	2,000	2,036
Atmos Energy
4.125%, 03/15/2049	4,075	5,028
Baltimore Gas and Electric
2.250%, 06/15/2031	4,765	4,865
Berkshire Hathaway Energy
6.125%, 04/01/2036	1,472	2,071
4.450%, 01/15/2049	140	176
3.800%, 07/15/2048	1,065	1,215
3.250%, 04/15/2028	1,720	1,893
CenterPoint Energy Houston Electric LLC
4.500%, 04/01/2044	2,215	2,877
2.900%, 07/01/2050	765	794
Cleco Corporate Holdings LLC
3.375%, 09/15/2029	1,865	1,949
CMS Energy
3.000%, 05/15/2026	7,285	7,839
Commonwealth Edison
4.700%, 01/15/2044	2,000	2,606
4.000%, 03/01/2048	4,185	5,025
3.200%, 11/15/2049	1,635	1,757
3.000%, 03/01/2050	3,375	3,499
2.550%, 06/15/2026	4,665	4,966
Consolidated Edison of New York
3.875%, 06/15/2047	3,000	3,414
Consumers Energy
3.500%, 08/01/2051	580	669
Dominion Energy
3.375%, 04/01/2030	625	685
Dominion Energy South Carolina
4.600%, 06/15/2043	1,000	1,293
4.250%, 08/15/2028	5,318	5,883
DTE Electric
3.375%, 03/01/2025	2,289	2,471
DTE Energy
2.529%, 10/01/2024	3,695	3,872
Duke Energy Carolinas LLC
5.300%, 02/15/2040	1,700	2,327
3.875%, 03/15/2046	5,500	6,463
3.350%, 05/15/2022	12,975	13,261
2.550%, 04/15/2031	2,855	2,995
Duke Energy Indiana LLC
6.350%, 08/15/2038	265	391
4.900%, 07/15/2043	270	352
Duke Energy Ohio
2.125%, 06/01/2030	1,365	1,384
Duke Energy Progress LLC
4.200%, 08/15/2045	2,660	3,258
4.100%, 05/15/2042	1,111	1,326

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
East Ohio Gas
3.000%, 06/15/2050 (A)	$1,150	$1,168
2.000%, 06/15/2030 (A)	2,370	2,362
1.300%, 06/15/2025 (A)	2,700	2,723
Eastern Energy Gas Holdings LLC
2.500%, 11/15/2024	2,410	2,524
Entergy
2.400%, 06/15/2031	5,015	5,048
Entergy Arkansas LLC
3.350%, 06/15/2052	4,000	4,418
Entergy Louisiana LLC
4.200%, 09/01/2048	4,715	5,806
Entergy Mississippi LLC
2.850%, 06/01/2028	4,220	4,521
Essential Utilities
4.276%, 05/01/2049	1,375	1,656
Eversource Energy
3.800%, 12/01/2023	2,905	3,110
2.900%, 10/01/2024	5,195	5,511
Florida Power & Light
5.960%, 04/01/2039	160	235
5.690%, 03/01/2040	4,657	6,649
4.125%, 02/01/2042	3,900	4,765
2.850%, 04/01/2025	2,515	2,683
Georgia Power
4.300%, 03/15/2043	4,380	5,266
3.700%, 01/30/2050	3,355	3,734
Idaho Power
4.200%, 03/01/2048	2,665	3,323
Indiana Michigan Power
4.250%, 08/15/2048	605	758
Indianapolis Power & Light
4.050%, 05/01/2046 (A)	65	77
Jersey Central Power & Light
2.750%, 03/01/2032 (A)	4,080	4,243
Korea Gas MTN
2.750%, 07/20/2022 (A)	4,490	4,582
Massachusetts Electric
1.729%, 11/24/2030 (A)	1,300	1,250
MidAmerican Energy
3.150%, 04/15/2050	2,700	2,875
Mississippi Power
0.350%, VAR United States Secured
Overnight Financing Rate +
0.300%, 06/28/2024	5,730	5,748
NextEra Energy Capital Holdings
1.900%, 06/15/2028	6,575	6,667
Niagara Mohawk Power
4.278%, 10/01/2034 (A)	1,959	2,299
3.508%, 10/01/2024 (A)	150	161

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Northern States Power
7.125%, 07/01/2025	$3,220	$3,952
6.250%, 06/01/2036	600	878
2.250%, 04/01/2031	2,915	3,014
NSTAR Electric
3.250%, 05/15/2029	2,684	2,973
3.100%, 06/01/2051	870	936
Oglethorpe Power
5.375%, 11/01/2040	1,760	2,271
4.250%, 04/01/2046	1,320	1,505
4.200%, 12/01/2042	200	227
Ohio Power
2.600%, 04/01/2030	3,565	3,773
Oncor Electric Delivery LLC
7.500%, 09/01/2038	120	196
5.350%, 10/01/2052	2,219	3,321
5.300%, 06/01/2042	1,321	1,851
3.750%, 04/01/2045	3,945	4,597
Pacific Gas and Electric
4.200%, 06/01/2041	2,340	2,289
PacifiCorp
6.250%, 10/15/2037	2,375	3,401
6.000%, 01/15/2039	4,545	6,470
2.950%, 06/01/2023	4,940	5,125
2.900%, 06/15/2052	7,960	7,950
PPL Electric Utilities
4.150%, 06/15/2048	2,400	3,039
3.950%, 06/01/2047	1,802	2,165
Public Service Electric and Gas MTN
4.050%, 05/01/2048	2,792	3,424
3.700%, 05/01/2028	1,180	1,343
3.250%, 09/01/2023	1,450	1,524
Public Service of Colorado
6.250%, 09/01/2037	230	342
3.200%, 03/01/2050	1,815	1,964
Public Service of New Hampshire
3.600%, 07/01/2049	3,895	4,506
2.200%, 06/15/2031	15,755	16,213
Public Service of Oklahoma
6.625%, 11/15/2037	960	1,388
Puget Energy
2.379%, 06/15/2028 (A)	4,085	4,139
San Diego Gas & Electric
4.500%, 08/15/2040	2,025	2,522
3.600%, 09/01/2023	1,224	1,289
3.320%, 04/15/2050	455	490
Sempra Energy
4.000%, 02/01/2048	415	469
3.800%, 02/01/2038	1,330	1,491
2.900%, 02/01/2023	4,304	4,439
Southern California Edison
2.850%, 08/01/2029	2,935	3,081

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Southern California Gas
4.300%, 01/15/2049	$1,200	$1,518
3.750%, 09/15/2042	210	235
2.550%, 02/01/2030	4,835	5,049
Union Electric
4.000%, 04/01/2048	1,195	1,444
3.900%, 09/15/2042	90	105
Virginia Electric & Power
3.150%, 01/15/2026	3,000	3,257
Wisconsin Electric Power
1.700%, 06/15/2028	2,300	2,305
Wisconsin Power & Light
6.375%, 08/15/2037	50	72
3.650%, 04/01/2050	40	46
3.050%, 10/15/2027	2,645	2,869
Wisconsin Public Service
3.300%, 09/01/2049	2,475	2,679

		341,224

Total Corporate Obligations (Cost $3,279,330) ($ Thousands)		3,484,804

U.S. TREASURY OBLIGATIONS — 12.0%
U.S. Treasury Bills
0.043%, 12/30/2021 (B)	3,750	3,749
U.S. Treasury Bonds
2.375%, 05/15/2051	55,990	61,834
2.250%, 05/15/2041	3,570	3,820
1.875%, 02/15/2041	22,252	22,422
1.875%, 02/15/2051	31,575	31,170
1.750%, 08/15/2041	24,615	24,227
U.S. Treasury Notes
1.250%, 04/30/2028	26,395	26,753
1.250%, 05/31/2028	195	198
1.250%, 06/30/2028	5,235	5,300
1.250%, 08/15/2031	44,901	44,669
1.125%, 08/31/2028	29,295	29,373
1.000%, 07/31/2028	3,015	3,000
0.750%, 04/30/2026	8,837	8,844
0.750%, 05/31/2026	1,805	1,805
0.750%, 08/31/2026	39,980	39,933
0.625%, 07/31/2026	55,320	54,940
0.375%, 08/15/2024	49,070	49,032
0.250%, 05/15/2024	2,800	2,792
0.250%, 06/15/2024	53,645	53,477
0.125%, 04/30/2023	12,458	12,450
0.125%, 06/30/2023	1,950	1,949
0.125%, 07/31/2023	16,495	16,476

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
0.125%, 08/31/2023	$21,600	$21,565

Total U.S. Treasury Obligations (Cost $515,150) ($ Thousands)		519,778

MUNICIPAL BONDS — 2.7%

California — 0.8%
Bay Area, Toll Authority, RB
2.574%, 04/01/2031	3,300	3,517
2.425%, 04/01/2026	1,400	1,488
California State University, Ser D, RB
1.490%, 11/01/2028	2,580	2,590
California State, Build America Project, GO
7.600%, 11/01/2040	585	1,037
7.550%, 04/01/2039	2,305	3,964
7.500%, 04/01/2034	5,125	8,089
California State, Health Facilities Financing Authority, RB
1.679%, 06/01/2028	4,975	5,024
East Bay, Municipal Utility District Water System Revenue, RB
5.874%, 06/01/2040	300	443
Los Angeles, Community College District, GO
1.606%, 08/01/2028	4,780	4,871
Los Angeles, Unified School District, Build America Project, Ser RY, GO
6.758%, 07/01/2034	1,120	1,615
University of California Regents, Ser H, RB
6.548%, 05/15/2048	120	187
University of California, RB
5.770%, 05/15/2043	1,575	2,234

		35,059

Colorado — 0.1%
City & County of Denver’s Airport System Revenue, Ser C, RB
2.037%, 11/15/2028	4,000	4,141

Florida — 0.1%
Florida State, Board of Administration Finance, Ser A, RB
1.705%, 07/01/2027	2,994	3,068

Georgia — 0.2%
Georgia State, Municipal Electric Authority, Build America Project, RB
7.055%, 04/01/2057	2,819	4,236
6.637%, 04/01/2057	2,445	3,740

		7,976

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Illinois — 0.1%
Greater Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	$2,580	$3,685

Kansas — 0.0%
Kansas State, Development Finance Authority, Ser H, RB
4.727%, 04/15/2037	1,455	1,852

Massachusetts — 0.2%
Massachusetts State, Build America Project, GO
4.910%, 05/01/2029	100	124
Massachusetts State, Build America Project, RB
5.731%, 06/01/2040	80	112
Massachusetts State, Educational Financing Authority, Ser A, RB
2.925%, 07/01/2028	2,550	2,699
1.638%, 07/01/2026	2,125	2,137

		5,072

Michigan — 0.1%
Michigan State, Finance Authority, RB
3.084%, 12/01/2034	1,685	1,859
Michigan State, Finance Authority, RB Callable 03/01/2026 @ 100
2.671%, 09/01/2049 (D)	4,600	4,876

		6,735

New Jersey — 0.2%
New Jersey State, Transportation Trust Fund Authority, Ser C, RB
5.754%, 12/15/2028	2,300	2,763
New Jersey State, Turnpike Authority, Build America Project, RB
7.102%, 01/01/2041	2,500	4,046

		6,809

New York — 0.6%
New York & New Jersey, Port Authority, RB
4.926%, 10/01/2051	165	234
4.458%, 10/01/2062	205	282
New York & New Jersey, Port Authority, Ser 181, RB
4.960%, 08/01/2046	1,315	1,819
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023	2,225	2,257

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser, RB
3.480%, 08/01/2026	$2,100	$2,353
New York State, Dormitory Authority, Ser F, RB
3.110%, 02/15/2039	2,435	2,708
New York State, Thruway Authority, Ser M, RB
2.900%, 01/01/2035	4,150	4,461
New York State, Urban Development, RB
5.770%, 03/15/2039	8,225	10,322

		24,436

Oregon — 0.1%
Oregon State, School Boards Association, Ser B, GO, NATL
5.550%, 06/30/2028	4,000	4,814

Pennsylvania — 0.1%
Pennsylvania, Economic Development Financing Authority, RB
2.152%, 06/15/2029	5,465	5,613

Texas — 0.1%
City of Houston, Airport System Revenue, Sub-Ser C, RB
2.085%, 07/01/2028	2,320	2,389
Grand Parkway, Transportation Corp, Ser E, RB
5.184%, 10/01/2042	555	762
North Texas, Tollway Authority, Build America Project, RB
6.718%, 01/01/2049	845	1,430
Texas State, Build America Project, GO
5.517%, 04/01/2039	565	828
Texas State, Dallas Area, Rapid Transit, RB
1.147%, 12/01/2026	1,200	1,209

		6,618

Total Municipal Bonds (Cost $106,638) ($ Thousands)		115,878

SOVEREIGN DEBT — 1.2%

Chile Government International Bond
3.500%, 01/25/2050	1,640	1,751
3.500%, 04/15/2053	4,705	5,043
Colombia Government International Bond
4.125%, 02/22/2042	2,790	2,677
3.250%, 04/22/2032	4,010	3,913

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
European Bank for Reconstruction & Development MTN
2.125%, 03/07/2022	$3,455	$3,491
European Investment Bank
2.250%, 03/15/2022	4,180	4,228
1.375%, 09/06/2022	2,790	2,826
Export-Import Bank of Korea
2.750%, 01/25/2022	3,500	3,533
Israel Government International Bond
3.875%, 07/03/2050	1,210	1,425
Japan Bank for International Cooperation
1.750%, 01/23/2023	7,830	7,993
Mexico Government International Bond
3.771%, 05/24/2061	3,025	2,884
2.659%, 05/24/2031	2,595	2,579
Province of Quebec Canada
6.350%, 01/30/2026	270	328
2.500%, 04/09/2024	8,725	9,194

Total Sovereign Debt (Cost $50,716) ($ Thousands)		51,865

ASSET-BACKED SECURITY — 0.1%
Other Asset-Backed Securities — 0.1%

American Tower Trust I, Ser 2013-13, Cl 2A
3.070%, 03/15/2048 (A)	3,545	3,559

Total Asset-Backed Security (Cost $3,542) ($ Thousands)		3,559

	Shares

PREFERRED STOCK — 0.1%
JPMorgan Chase, 4.200% (C)	119,320	3,044

Total Preferred Stock (Cost $2,983) ($ Thousands)		3,044

CASH EQUIVALENT — 2.6%
SEI Daily Income Trust, Government Fund, Cl F
0.010%**†	110,292,223	110,292

Total Cash Equivalent (Cost $110,292) ($ Thousands)		110,292

Total Investments in Securities — 99.6% (Cost $4,068,651) ($ Thousands)		$4,289,220

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Intermediate Duration Credit Fund (Concluded)

The open futures contracts held by the Fund at August 31, 2021 are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Short Contracts
Ultra 10-Year U.S. Treasury Note	(114)	Dec-2021	$(16,877)	$(16,874)	$3

Percentages are based on Net Assets of $4,306,954 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2021.

†	Investment in Affiliated Security.

(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $661,269 ($ Thousands), representing 15.4% of the Net Assets of the Fund.

(B)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(C)	Perpetual security with no stated maturity date.

(D)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

Cl — Class

DAC — Designated Activity Company

GO — General Obligation

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

L.P. — Limited Partnership

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

Pty — Proprietary

RB — Revenue Bond

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of August 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Corporate Obligations	–	3,484,804	–	3,484,804
U.S. Treasury Obligations	–	519,778	–	519,778
Municipal Bonds	–	115,878	–	115,878
Sovereign Debt	–	51,865	–	51,865
Asset-Backed Security	–	3,559	–	3,559
Preferred Stock	–	3,044	–	3,044
Cash Equivalent	110,292	–	–	110,292

Total Investments in Securities	110,292	4,178,928	–	4,289,220

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Futures Contracts*
Unrealized Appreciation	3	–	–	3

Total Other Financial Instruments	3	–	–	3

*Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended August 31, 2021 ($ Thousands):

Security Description	Value 5/31/2021	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2021	Shares	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Cl F	$69,308	$615,886	$(574,902)	$ —	$ —	$110,292	110,292,223	$2	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Dynamic Asset Allocation Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 90.2%

Communication Services — 10.3%
Activision Blizzard Inc	39,700	$3,270
Alphabet Inc, Cl A *	15,345	44,408
Alphabet Inc, Cl C *	14,522	42,248
AT&T Inc	365,219	10,014
Charter Communications Inc, Cl A *	7,000	5,717
Comcast Corp, Cl A	234,800	14,248
Discovery Inc, Cl A *	8,300	239
Discovery Inc, Cl C *	16,419	453
DISH Network Corp, Cl A *	12,801	558
Electronic Arts Inc	14,600	2,120
Facebook Inc, Cl A *	122,600	46,512
Fox Corp	25,166	920
Interpublic Group of Cos Inc/The	20,100	748
Live Nation Entertainment Inc *	7,200	624
Lumen Technologies Inc	50,915	626
Netflix Inc *	22,700	12,920
News Corp	6,400	141
News Corp, Cl A	19,300	434
Omnicom Group Inc	10,800	791
Take-Two Interactive Software Inc *	5,800	935
T-Mobile US Inc *	29,965	4,106
Twitter Inc *	41,100	2,651
Verizon Communications Inc	212,100	11,666
ViacomCBS Inc, Cl B	31,140	1,291
Walt Disney Co/The	93,077	16,875

		224,515

Consumer Discretionary — 10.8%
Advance Auto Parts Inc	3,400	690
Amazon.com Inc *	21,900	76,010
Aptiv PLC *	14,000	2,131
AutoZone Inc *	1,100	1,704
Bath & Body Works Inc	13,900	938
Best Buy Co Inc	11,600	1,352
Booking Holdings Inc *	2,100	4,829
BorgWarner Inc	12,400	529
Caesars Entertainment Inc *	10,500	1,067
CarMax Inc *	8,200	1,027
Carnival Corp, Cl A *	40,200	970
Chipotle Mexican Grill Inc, Cl A *	1,500	2,855
Darden Restaurants Inc	6,600	994
Dollar General Corp	12,200	2,719
Dollar Tree Inc *	11,684	1,058
Domino’s Pizza Inc	2,000	1,034
DR Horton Inc	16,700	1,597
eBay Inc	33,400	2,563
Etsy Inc *	6,500	1,406
Expedia Group Inc *	7,300	1,055
Ford Motor Co *	197,700	2,576
Gap Inc/The	10,600	283
Garmin Ltd	7,500	1,308

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
General Motors Co *	64,900	$3,181
Genuine Parts Co	7,251	886
Hanesbrands Inc	18,100	338
Hasbro Inc	6,600	649
Hilton Worldwide Holdings Inc *	14,300	1,785
Home Depot Inc/The	54,432	17,755
Las Vegas Sands Corp *	16,400	732
Leggett & Platt Inc	6,700	324
Lennar Corp, Cl A	13,900	1,492
LKQ Corp *	13,800	727
Lowe’s Cos Inc	36,269	7,395
Marriott International Inc/MD, Cl A *	13,820	1,868
McDonald’s Corp	38,200	9,071
MGM Resorts International	20,400	869
Mohawk Industries Inc *	3,028	599
Newell Brands Inc	20,099	511
NIKE Inc, Cl B	65,300	10,758
Norwegian Cruise Line Holdings Ltd *	18,900	488
NVR Inc *	170	881
O’Reilly Automotive Inc *	3,600	2,139
Penn National Gaming Inc *	7,700	624
Pool Corp	2,100	1,038
PulteGroup Inc	13,800	743
PVH Corp *	3,600	377
Ralph Lauren Corp, Cl A	2,500	290
Ross Stores Inc	18,300	2,167
Royal Caribbean Cruises Ltd *	11,000	910
Starbucks Corp	60,400	7,096
Tapestry Inc	14,600	589
Target Corp	25,300	6,249
Tesla Inc *	39,400	28,987
TJX Cos Inc/The	61,700	4,487
Tractor Supply Co	5,800	1,127
Ulta Beauty Inc *	2,800	1,084
Under Armour Inc, Cl A *	10,300	238
Under Armour Inc, Cl C *	10,636	213
VF Corp	16,224	1,241
Victoria’s Secret & Co *	1	–
Whirlpool Corp	3,100	687
Wynn Resorts Ltd *	5,200	529
Yum! Brands Inc	15,200	1,992

		233,811

Consumer Staples — 5.2%
Altria Group Inc	94,700	4,757
Archer-Daniels-Midland Co	28,700	1,722
Brown-Forman Corp, Cl B	9,525	669
Campbell Soup Co	10,500	438
Church & Dwight Co Inc	12,300	1,029
Clorox Co/The	6,300	1,059
Coca-Cola Co/The	198,800	11,194
Colgate-Palmolive Co	43,000	3,352

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Conagra Brands Inc	24,000	$795
Constellation Brands Inc, Cl A	8,600	1,816
Costco Wholesale Corp	22,600	10,294
Estee Lauder Cos Inc/The, Cl A	11,900	4,052
General Mills Inc	31,700	1,833
Hershey Co/The	7,400	1,315
Hormel Foods Corp	14,700	669
J M Smucker Co/The	5,782	715
Kellogg Co	12,600	795
Kimberly-Clark Corp	17,000	2,343
Kraft Heinz Co/The	32,766	1,179
Kroger Co/The	38,500	1,772
Lamb Weston Holdings Inc	7,600	495
McCormick & Co Inc/MD	12,500	1,079
Molson Coors Beverage Co, Cl B	9,700	461
Mondelez International Inc, Cl A	71,900	4,463
Monster Beverage Corp *	19,020	1,856
PepsiCo Inc	70,762	11,066
Philip Morris International Inc	79,800	8,219
Procter & Gamble Co/The	125,336	17,847
Sysco Corp	26,000	2,071
Tyson Foods Inc, Cl A	14,800	1,162
Walgreens Boots Alliance Inc	36,400	1,847
Walmart Inc	70,365	10,421

		112,785

Energy — 2.2%
APA Corp	19,600	382
Baker Hughes Co, Cl A	36,400	829
Cabot Oil & Gas Corp, Cl A	21,200	337
Chevron Corp	99,082	9,588
ConocoPhillips	68,668	3,813
Devon Energy Corp	29,800	881
Diamondback Energy Inc	9,000	694
EOG Resources Inc	30,200	2,039
Exxon Mobil Corp	216,900	11,825
Halliburton Co	44,700	893
Hess Corp	13,800	949
Kinder Morgan Inc	100,077	1,628
Marathon Oil Corp	40,900	481
Marathon Petroleum Corp	33,111	1,962
NOV Inc *	20,400	269
Occidental Petroleum Corp	42,228	1,085
ONEOK Inc	22,400	1,176
Phillips 66	22,500	1,600
Pioneer Natural Resources Co	11,900	1,781
Schlumberger NV	70,937	1,989
Valero Energy Corp	20,700	1,373
Williams Cos Inc/The	62,400	1,541

		47,115

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Financials — 10.0%
Aflac Inc	32,500	$1,842
Allstate Corp/The	15,400	2,083
American Express Co	33,300	5,527
American International Group Inc	44,000	2,401
Ameriprise Financial Inc	5,900	1,610
Aon PLC, Cl A	11,500	3,299
Arthur J Gallagher & Co	10,400	1,494
Assurant Inc	3,000	510
Bank of America Corp	386,200	16,124
Bank of New York Mellon Corp/The	41,000	2,264
Berkshire Hathaway Inc, Cl B *	97,000	27,720
BlackRock Inc, Cl A	7,241	6,830
Capital One Financial Corp	23,100	3,834
Cboe Global Markets Inc	5,500	694
Charles Schwab Corp/The	76,800	5,595
Chubb Ltd	23,026	4,235
Cincinnati Financial Corp	7,500	925
Citigroup Inc	106,000	7,622
Citizens Financial Group Inc	21,400	937
CME Group Inc, Cl A	18,400	3,712
Comerica Inc	6,900	510
Discover Financial Services	15,600	2,000
Everest Re Group Ltd	2,100	556
Fifth Third Bancorp	36,000	1,399
First Republic Bank/CA	8,900	1,771
Franklin Resources Inc	14,100	457
Globe Life Inc	4,900	471
Goldman Sachs Group Inc/The	17,400	7,195
Hartford Financial Services Group Inc/The	17,950	1,207
Huntington Bancshares Inc/OH	75,700	1,176
Intercontinental Exchange Inc	28,645	3,424
Invesco Ltd	19,800	501
JPMorgan Chase & Co	155,000	24,792
KeyCorp	48,699	990
Lincoln National Corp	9,400	645
Loews Corp	11,100	620
M&T Bank Corp	6,421	899
MarketAxess Holdings Inc	1,900	904
Marsh & McLennan Cos Inc	26,000	4,087
MetLife Inc	38,300	2,375
Moody’s Corp	8,247	3,140
Morgan Stanley	76,365	7,975
MSCI Inc, Cl A	4,200	2,665
Nasdaq Inc	5,800	1,136
Northern Trust Corp	10,500	1,244
People’s United Financial Inc	21,800	358
PNC Financial Services Group Inc/The	21,800	4,166
Principal Financial Group Inc	13,300	889
Progressive Corp/The	29,800	2,871
Prudential Financial Inc	20,200	2,139
Raymond James Financial Inc	6,100	853
Regions Financial Corp	48,300	987
S&P Global Inc	12,300	5,459

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
SVB Financial Group *	3,000	$1,678
Synchrony Financial	27,411	1,364
T Rowe Price Group Inc	11,700	2,619
Travelers Cos Inc/The	12,800	2,044
Truist Financial Corp	68,482	3,908
Unum Group	10,500	279
US Bancorp	69,000	3,960
W R Berkley Corp	7,400	557
Wells Fargo & Co	211,800	9,679
Willis Towers Watson PLC	6,595	1,456
Zions Bancorp NA	8,700	504

		217,167

Health Care — 12.1%
Abbott Laboratories	91,039	11,505
AbbVie Inc	90,553	10,937
ABIOMED Inc *	2,300	837
Agilent Technologies Inc	15,600	2,737
Align Technology Inc *	3,700	2,623
AmerisourceBergen Corp, Cl A	7,361	900
Amgen Inc	29,400	6,630
Anthem Inc	12,500	4,689
Baxter International Inc	26,038	1,985
Becton Dickinson and Co	14,837	3,734
Biogen Inc *	7,600	2,576
Bio-Rad Laboratories Inc, Cl A *	1,100	885
Bio-Techne Corp	2,000	998
Boston Scientific Corp *	72,200	3,260
Bristol-Myers Squibb Co	114,600	7,662
Cardinal Health Inc	14,500	761
Catalent Inc *	8,500	1,109
Centene Corp *	29,930	1,885
Cerner Corp	15,200	1,161
Charles River Laboratories International Inc *	2,600	1,154
Cigna Corp	17,481	3,700
Cooper Cos Inc/The	2,500	1,127
CVS Health Corp	67,343	5,818
Danaher Corp	32,500	10,535
DaVita Inc *	3,700	484
DENTSPLY SIRONA Inc	10,900	673
Dexcom Inc *	5,000	2,647
Edwards Lifesciences Corp *	31,600	3,703
Eli Lilly & Co	40,767	10,530
Gilead Sciences Inc	64,156	4,669
HCA Healthcare Inc	13,400	3,390
Henry Schein Inc *	7,400	559
Hologic Inc *	12,800	1,013
Humana Inc	6,600	2,676
IDEXX Laboratories Inc *	4,400	2,965
Illumina Inc *	7,500	3,429
Incyte Corp *	9,800	750

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Intuitive Surgical Inc *	6,100	$6,427
IQVIA Holdings Inc *	9,900	2,571
Johnson & Johnson	134,800	23,338
Laboratory Corp of America Holdings *	4,954	1,503
McKesson Corp	8,036	1,640
Medtronic PLC	68,955	9,204
Merck & Co Inc	129,500	9,879
Mettler-Toledo International Inc *	1,200	1,863
Moderna Inc *	15,700	5,914
Organon & Co	12,990	440
PerkinElmer Inc	5,600	1,035
Perrigo Co PLC	7,300	299
Pfizer Inc	286,696	13,208
Quest Diagnostics Inc	6,600	1,009
Regeneron Pharmaceuticals Inc *	5,300	3,569
ResMed Inc	7,500	2,179
STERIS PLC	5,100	1,097
Stryker Corp	16,800	4,655
Teleflex Inc	2,400	949
Thermo Fisher Scientific Inc	20,100	11,154
UnitedHealth Group Inc	48,300	20,106
Universal Health Services Inc, Cl B	4,000	623
Vertex Pharmaceuticals Inc *	13,300	2,664
Viatris Inc, Cl W *	60,474	885
Waters Corp *	3,100	1,283
West Pharmaceutical Services Inc	3,800	1,716
Zimmer Biomet Holdings Inc	10,700	1,610
Zoetis Inc, Cl A	24,367	4,984

		262,500

Industrials — 7.4%
3M Co	29,800	5,803
A O Smith Corp	7,200	524
Alaska Air Group Inc *	6,400	367
Allegion plc	4,733	681
American Airlines Group Inc *	32,800	654
AMETEK Inc	11,700	1,591
Boeing Co/The *	28,200	6,190
Carrier Global Corp	42,279	2,435
Caterpillar Inc	28,100	5,925
CH Robinson Worldwide Inc	7,000	630
Cintas Corp	4,500	1,781
Copart Inc *	10,500	1,515
CSX Corp	116,200	3,780
Cummins Inc	7,500	1,770
Deere & Co	16,000	6,048
Delta Air Lines Inc *	32,300	1,306
Dover Corp	7,200	1,255
Eaton Corp PLC	20,301	3,418
Emerson Electric Co	30,900	3,260
Equifax Inc	6,200	1,688
Expeditors International of Washington Inc	8,500	1,059

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Fastenal Co	29,500	$1,648
FedEx Corp	12,449	3,308
Fortive Corp	17,024	1,258
Fortune Brands Home & Security Inc	7,200	701
Generac Holdings Inc *	3,200	1,398
General Dynamics Corp	11,800	2,364
General Electric Co	56,199	5,924
Honeywell International Inc	35,600	8,256
Howmet Aerospace Inc	19,966	634
Huntington Ingalls Industries Inc	2,000	408
IDEX Corp	3,800	851
IHS Markit Ltd	19,000	2,291
Illinois Tool Works Inc	14,556	3,390
Ingersoll Rand Inc *	20,330	1,078
Jacobs Engineering Group Inc	6,800	918
JB Hunt Transport Services Inc	4,200	745
Johnson Controls International plc	36,203	2,708
Kansas City Southern	4,600	1,291
L3Harris Technologies Inc	10,610	2,472
Leidos Holdings Inc	7,000	687
Lockheed Martin Corp	12,524	4,506
Masco Corp	12,700	771
Nielsen Holdings PLC	18,900	406
Norfolk Southern Corp	12,900	3,271
Northrop Grumman Corp	7,600	2,795
Old Dominion Freight Line Inc	4,800	1,386
Otis Worldwide Corp	20,589	1,899
PACCAR Inc	17,600	1,441
Parker-Hannifin Corp	6,600	1,958
Pentair PLC	8,546	659
Quanta Services Inc	7,200	735
Raytheon Technologies Corp	77,771	6,592
Republic Services Inc, Cl A	10,600	1,316
Robert Half International Inc	5,900	610
Rockwell Automation Inc	5,900	1,920
Rollins Inc	11,825	460
Roper Technologies Inc	5,400	2,610
Snap-on Inc	2,800	630
Southwest Airlines Co *	30,000	1,493
Stanley Black & Decker Inc	8,200	1,585
Textron Inc	11,300	821
Trane Technologies PLC	12,300	2,442
TransDigm Group Inc *	2,800	1,701
Union Pacific Corp	34,100	7,394
United Airlines Holdings Inc *	16,600	772
United Parcel Service Inc, Cl B	37,100	7,258
United Rentals Inc *	3,700	1,305
Verisk Analytics Inc, Cl A	8,200	1,654
Waste Management Inc	19,800	3,071
Westinghouse Air Brake Technologies Corp	9,372	842
WW Grainger Inc	2,200	954

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xylem Inc/NY	9,000	$1,227

		160,494

Information Technology — 25.3%
Accenture PLC, Cl A	32,500	10,938
Adobe Inc *	24,500	16,261
Advanced Micro Devices Inc *	54,100	5,990
Akamai Technologies Inc *	8,200	929
Amphenol Corp, Cl A	30,900	2,368
Analog Devices Inc	28,944	4,716
ANSYS Inc *	4,400	1,608
Apple Inc	802,500	121,844
Applied Materials Inc	47,000	6,351
Arista Networks Inc *	2,800	1,035
Autodesk Inc *	11,200	3,473
Automatic Data Processing Inc	21,700	4,536
Broadcom Inc	20,893	10,388
Broadridge Financial Solutions Inc	5,800	999
Cadence Design Systems Inc *	14,100	2,305
CDW Corp/DE	7,100	1,424
Cisco Systems Inc/Delaware	215,900	12,742
Citrix Systems Inc	6,400	658
Cognizant Technology Solutions Corp, Cl A	26,900	2,053
Corning Inc	39,800	1,592
DXC Technology Co *	13,138	482
Enphase Energy Inc *	6,900	1,199
F5 Networks Inc *	3,000	611
Fidelity National Information Services Inc	31,900	4,076
Fiserv Inc *	30,400	3,581
FleetCor Technologies Inc *	4,200	1,106
Fortinet Inc *	7,000	2,206
Gartner Inc *	4,300	1,328
Global Payments Inc	15,272	2,484
Hewlett Packard Enterprise Co	65,400	1,011
HP Inc	61,700	1,835
Intel Corp	206,900	11,185
International Business Machines Corp	45,758	6,422
Intuit Inc	14,000	7,925
IPG Photonics Corp *	1,900	324
Jack Henry & Associates Inc	3,900	688
Juniper Networks Inc	17,600	510
Keysight Technologies Inc *	9,400	1,686
KLA Corp	7,923	2,694
Lam Research Corp	7,287	4,407
Mastercard Inc, Cl A	44,800	15,511
Microchip Technology Inc	14,100	2,219
Micron Technology Inc	57,400	4,230
Microsoft Corp	385,300	116,314
Monolithic Power Systems Inc	2,200	1,089
Motorola Solutions Inc	8,767	2,141
NetApp Inc	11,700	1,041
NortonLifeLock Inc	30,400	807

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NVIDIA Corp	127,600	$28,563
NXP Semiconductors NV	14,000	3,012
Oracle Corp	93,100	8,298
Paychex Inc	16,300	1,866
Paycom Software Inc *	2,500	1,222
PayPal Holdings Inc *	60,200	17,377
PTC Inc *	5,500	724
Qorvo Inc *	5,700	1,072
QUALCOMM Inc	57,800	8,479
salesforce.com *	49,500	13,131
Seagate Technology Holdings PLC	10,000	876
ServiceNow Inc *	10,100	6,501
Skyworks Solutions Inc	8,500	1,559
Synopsys Inc *	7,700	2,558
TE Connectivity Ltd	16,800	2,524
Teledyne Technologies Inc *	2,381	1,103
Teradyne Inc	8,400	1,020
Texas Instruments Inc	47,300	9,030
Trimble Inc *	12,600	1,187
Tyler Technologies Inc *	2,100	1,020
VeriSign Inc *	5,000	1,081
Visa Inc, Cl A	86,600	19,840
Western Digital Corp *	15,403	974
Western Union Co/The	21,200	459
Xilinx Inc	19,500	3,034
Zebra Technologies Corp, Cl A *	2,700	1,585

		549,417

Materials — 2.3%
Air Products and Chemicals Inc	11,400	3,072
Albemarle Corp	6,100	1,444
Amcor PLC	77,188	992
Avery Dennison Corp	4,200	947
Ball Corp	16,700	1,603
Celanese Corp, Cl A	5,600	888
CF Industries Holdings Inc	11,000	500
Corteva Inc	37,705	1,658
Dow Inc	37,671	2,369
DuPont de Nemours Inc	27,440	2,031
Eastman Chemical Co	7,000	792
Ecolab Inc	12,575	2,834
FMC Corp	6,800	637
Freeport-McMoRan Inc, Cl B	73,900	2,689
International Flavors & Fragrances Inc	12,657	1,918
International Paper Co	19,800	1,190
Linde PLC	26,641	8,381
LyondellBasell Industries NV, Cl A	13,000	1,305
Martin Marietta Materials Inc	3,200	1,220
Mosaic Co/The	18,300	589
Newmont Corp	40,500	2,349
Nucor Corp	15,100	1,775
Packaging Corp of America	4,900	743

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PPG Industries Inc	12,200	$1,946
Sealed Air Corp	7,900	482
Sherwin-Williams Co/The	12,225	3,712
Vulcan Materials Co	6,700	1,246
Westrock Co	13,241	689

		50,001

Real Estate — 2.4%
Alexandria Real Estate Equities Inc ‡	7,000	1,445
American Tower Corp, Cl A ‡	23,347	6,821
AvalonBay Communities Inc ‡	7,100	1,630
Boston Properties Inc ‡	7,400	836
CBRE Group Inc, Cl A *	17,000	1,637
Crown Castle International Corp ‡	22,100	4,303
Digital Realty Trust Inc ‡	14,200	2,328
Duke Realty Corp ‡	18,800	987
Equinix Inc ‡	4,557	3,844
Equity Residential ‡	17,700	1,488
Essex Property Trust Inc ‡	3,300	1,091
Extra Space Storage Inc ‡	6,700	1,252
Federal Realty Investment Trust ‡	3,600	438
Healthpeak Properties Inc ‡	27,000	972
Host Hotels & Resorts Inc *‡	36,485	604
Iron Mountain Inc ‡	15,171	724
Kimco Realty Corp ‡	31,700	691
Mid-America Apartment Communities Inc ‡	5,700	1,096
Prologis Inc ‡	37,998	5,117
Public Storage ‡	7,700	2,492
Realty Income Corp ‡	18,800	1,358
Regency Centers Corp ‡	8,100	556
SBA Communications Corp, Cl A ‡	5,600	2,010
Simon Property Group Inc ‡	17,000	2,286
UDR Inc ‡	14,800	799
Ventas Inc ‡	18,900	1,057
Vornado Realty Trust ‡	8,400	352
Welltower Inc ‡	21,500	1,882
Weyerhaeuser Co ‡	37,827	1,362

		51,458

Utilities — 2.2%
AES Corp/The	33,300	795
Alliant Energy Corp	12,900	784
Ameren Corp	12,800	1,123
American Electric Power Co Inc	25,300	2,266
American Water Works Co Inc	9,200	1,677
Atmos Energy Corp	6,500	634
CenterPoint Energy Inc	30,800	773
CMS Energy Corp	14,500	930
Consolidated Edison Inc	17,300	1,305
Dominion Energy Inc	41,132	3,202
DTE Energy Co	9,800	1,179
Duke Energy Corp	39,330	4,116
Edison International	19,100	1,105

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Dynamic Asset Allocation Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Entergy Corp	10,100	$1,117
Evergy Inc	11,699	801
Eversource Energy	17,900	1,624
Exelon Corp	49,200	2,412
FirstEnergy Corp	27,300	1,061
NextEra Energy Inc	100,600	8,449
NiSource Inc	20,600	508
NRG Energy Inc	12,100	553
Pinnacle West Capital Corp	5,800	446
PPL Corp	38,600	1,133
Public Service Enterprise Group Inc	25,600	1,637
Sempra Energy	16,200	2,144
Southern Co/The	53,800	3,536
WEC Energy Group Inc	15,962	1,508
Xcel Energy Inc	27,700	1,904

		48,722

Total Common Stock (Cost $643,586) ($ Thousands)		1,957,985

Total Investments in Securities — 90.2% (Cost $643,586) ($ Thousands)		$1,957,985

	Contracts

PURCHASED SWAPTIONS* — 1.0%
Total Purchased Swaptions (A) (Cost $17,907) ($ Thousands)	300,563,223	$21,575

A list of the open OTC swaption contracts held by the Fund at August 31, 2021, is as follows:

Description	Counterparty	Number of Contracts/ Notional Amount	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED SWAPTIONS — 1.0%
Call Swaptions
CMS One Look*	Bank of America Merill Lynch	191,367,893	$2.00	08/19/2023	$12,420
CMS One Look*	Bank of America Merill Lynch	109,195,330	$1.99	08/17/2024	9,155

Total Purchased Swaptions		300,563,223			$21,575

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
MSCI EAFE Index	278	Sep-2021	$32,806	$32,686	$(120)
S&P 500 Index E-MINI^	937	Sep-2021	199,664	211,786	12,122

			$232,470	$244,472	$12,002

A list of the open forward foreign currency contracts held by the Fund at August 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	01/11/22	USD	3,796	SAR	14,247	$—

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Dynamic Asset Allocation Fund (Concluded)

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Bank of America	01/11/22	USD	1,157	SAR	4,341	$–
Bank of America	01/11/22	SAR	14,657	USD	3,906	–
Bank of America	01/11/22	SAR	409,291	USD	108,962	(100)

						$(100)

A list of OTC swap agreements held by the Fund at August 31, 2021, is as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
BNP Paribas^	Bloomberg Commodity Index Total Return	0.10%	Index Return	Annually	11/18/2021	USD	(66,061)	$1,761	$–	$1,761
BNP Paribas^	Bloomberg Commodity Index Total Return	0.10%	Index Return	Quarterly	12/09/2021	USD	(105,547)	1,304	–	1,304
BNP Paribas	S&P 500 Equally Weighted Index Return	USD LIBOR 3 MONTHS + 30BPS	Index Return	Quarterly	12/16/2021	USD	(37,100)	941	–	941

								$4,006	$–	$4,006

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2021, is as follows:

Interest Rate Swap
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
1Y CPI-CPURNSA^	2.1475%	Annually	12/10/2030	USD	70,504	$6,076	$–	$6,076

Percentages are based on Net Assets of $2,171,505 ($ Thousands).

*	Non-income producing security.

‡	Real Estate Investment Trust.

(A)	Refer to table below for details on Swaption Contracts.

^	Security, or a portion thereof, is held by DAA Commodity Strategy Subsidiary, Ltd. as of August 31, 2021.

BPs — Basis Points

Cl — Class

EAFE — Europe, Australasia and Far East

LIBOR — London Interbank Offered Rate

Ltd. — Limited

MSCI — Morgan Stanley Capital International

OTC — Over The Counter

PLC — Public Limited Company

SAR — Saudi Riyal

Ser — Series

USD — U.S. Dollar

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	1,957,985	–	–	1,957,985

Total Investments in Securities	1,957,985	–	–	1,957,985

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Swaptions	–	21,575	–	21,575
Futures Contracts*
Unrealized Appreciation	12,122	–	–	12,122
Unrealized Depreciation	(120)	–	–	(120)
Forwards Contracts*
Unrealized Appreciation	–	–	–	–
Unrealized Depreciation	–	(100)	–	(100)
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	4,006	–	4,006
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	–	6,076	–	6,076

Total Other Financial Instruments	12,002	31,557	–	43,559

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 62.7%
U.S. Treasury Bills ^(A)
0.058%, 11/18/2021	$600	$600
0.048%, 10/28/2021	15,500	15,499
0.043%, 10/21/2021	17,850	17,849
0.040%, 12/16/2021	600	600
0.039%, 10/07/2021	17,500	17,499
0.039%, 10/14/2021	17,500	17,499
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	2,594	3,000
0.625%, 04/15/2023	16,812	17,659
0.625%, 01/15/2024	27,139	29,072
0.625%, 01/15/2026 (G)	13,371	14,886
0.500%, 04/15/2024 (G)	6,614	7,095
0.375%, 07/15/2023 (G)	25,387	26,833
0.375%, 07/15/2025 (G)	48,147	52,881
0.375%, 01/15/2027	41,113	45,896
0.250%, 01/15/2025	33,203	35,891
0.125%, 01/15/2023 (G)	19,052	19,765
0.125%, 07/15/2024 (G)	13,088	14,043
0.125%, 10/15/2024 (G)	41,248	44,327
0.125%, 10/15/2025 (G)	27,283	29,763
0.125%, 07/15/2026	15,576	17,155
0.125%, 01/15/2031	1,785	1,993
U.S. Treasury Notes ^
0.125%, 04/30/2023	300	300
0.095%, VAR US Treasury 3 Month Bill Money Market Yield + 0.055%, 07/31/2022	7,100	7,103
0.095%, VAR US Treasury 3 Month Bill Money Market Yield + 0.055%, 10/31/2022	1,900	1,901
0.089%, VAR US Treasury 3 Month Bill Money Market Yield + 0.049%, 01/31/2023	10,100	10,105
0.074%, VAR US Treasury 3 Month Bill Money Market Yield + 0.034%, 04/30/2023	17,500	17,501

Total U.S. Treasury Obligations (Cost $452,837) ($ Thousands)		466,715

	Shares

COMMON STOCK — 28.0%

Communication Services — 2.2%
Activision Blizzard Inc	3,832	316
Alphabet Inc, Cl A *	772	2,234
Alphabet Inc, Cl C *	626	1,821
AMC Entertainment Holdings Inc, Cl A *	1,800	85
Anterix Inc *	171	10
AT&T Inc (H)	76,435	2,096
ATN International Inc	125	6

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bandwidth Inc, Cl A *	300	$31
Cogent Communications Holdings Inc	600	44
CuriosityStream *	3,000	38
Electronic Arts Inc	1,592	231
Facebook Inc, Cl A *	5,761	2,186
Iridium Communications Inc *	1,034	46
Liberty Media Corp-Liberty Braves, Cl C *	600	16
Liberty Media Corp-Liberty Formula One, Cl C *	971	49
Live Nation Entertainment Inc *	600	52
Lumen Technologies Inc	10,030	123
Madison Square Garden Entertainment Corp *	322	26
Madison Square Garden Sports Corp, Cl A *	227	41
Match Group Inc *	532	73
Netflix Inc *	2,154	1,226
ORBCOMM Inc *	3,600	41
Pinterest Inc, Cl A *	1,332	74
Roku Inc, Cl A *	563	198
Shenandoah Telecommunications Co	500	15
Spotify Technology SA *	745	175
Take-Two Interactive Software Inc *	759	122
T-Mobile USA *	6,064	831
Twitter Inc *	1,774	114
Verizon Communications Inc	45,829	2,521
Walt Disney Co/The	9,214	1,670
Zillow Group Inc, Cl C *	400	38
Zynga Inc, Cl A *	3,709	33

		16,582

Consumer Staples — 7.0%
22nd Century Group Inc *	8,800	31
Albertsons Cos Inc, Cl A	2,400	73
Altria Group (H)	40,550	2,037
Andersons Inc	1,600	49
Archer-Daniels-Midland Co	12,148	729
B&G Foods Inc, Cl A	971	29
BellRing Brands Inc, Cl A *	700	24
Beyond Meat Inc *	1,228	147
BJ’s Wholesale Club Holdings Inc *	2,446	139
Boston Beer Co Inc/The, Cl A *	227	129
Brown-Forman Corp, Cl A	927	61
Brown-Forman Corp, Cl B	3,898	274
Bunge Ltd	3,005	228
Calavo Growers Inc	156	7
Cal-Maine Foods Inc	1,050	38
Campbell Soup Co	5,050	211
Casey’s General Stores Inc	593	121
Celsius Holdings Inc *	1,200	98
Central Garden & Pet Co, Cl A *	1,300	54
Church & Dwight Co Inc	5,619	470
Clorox Co/The	3,064	515

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	1

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Coca-Cola Co/The (H)	85,025	$4,788
Coca-Cola Consolidated Inc	100	41
Colgate-Palmolive Co	18,336	1,429
Conagra Brands Inc	11,017	365
Constellation Brands Inc, Cl A	3,513	742
Costco Wholesale Corp (H)	9,607	4,376
Coty Inc, Cl A *	5,168	50
Darling Ingredients Inc *	2,922	218
Edgewell Personal Care Co	566	24
Energizer Holdings Inc	1,760	69
Estee Lauder Cos Inc/The, Cl A	5,034	1,714
Flowers Foods Inc	4,144	100
Freshpet Inc *	700	90
General Mills Inc	13,637	788
Grocery Outlet Holding Corp *	1,687	44
Hain Celestial Group Inc/The *	1,827	68
Herbalife Nutrition Ltd *	2,034	104
Hershey Co/The	3,289	584
Hormel Foods Corp	6,824	311
Hostess Brands Inc, Cl A *	3,030	48
Ingredion Inc	1,668	147
Inter Parfums Inc	100	7
J & J Snack Foods Corp	153	25
J M Smucker Co/The	2,484	307
John B Sanfilippo & Son Inc	400	34
Kellogg Co	5,927	374
Keurig Dr Pepper Inc	13,773	491
Kimberly-Clark Corp	7,404	1,020
Kraft Heinz Co/The	13,739	494
Kroger Co/The	16,411	755
Lamb Weston Holdings Inc	3,381	220
Lancaster Colony Corp	464	82
McCormick & Co Inc/MD	5,734	495
Medifast Inc	246	56
Molson Coors Beverage Co, Cl B	3,657	174
Mondelez International Inc, Cl A	29,945	1,859
Monster Beverage Corp *	8,150	795
National Beverage Corp	400	19
Nu Skin Enterprises Inc, Cl A	857	43
PepsiCo Inc (H)	30,475	4,766
Performance Food Group Co *	2,578	129
Philip Morris International Inc (H)	34,208	3,524
Pilgrim’s Pride Corp *	1,222	34
Post Holdings Inc *	1,572	176
PriceSmart Inc	500	42
Primo Water Corp	3,775	67
Procter & Gamble Co/The (H)	52,086	7,417
Reynolds Consumer Products Inc	1,100	31
Sanderson Farms Inc	505	99
Seaboard Corp	7	30
Simply Good Foods Co/The *	1,700	61
Spectrum Brands Holdings Inc	901	70

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Sprouts Farmers Market Inc *	2,601	$65
Sysco Corp	10,767	858
TreeHouse Foods Inc *	979	37
Tyson Foods Inc, Cl A (H)	6,720	528
United Natural Foods Inc *	1,400	52
US Foods Holding Corp *	5,018	171
USANA Health Sciences Inc *	500	49
Vector Group Ltd	1,419	21
Walgreens Boots Alliance Inc	15,559	790
Walmart Inc (H)	30,307	4,488
WD-40 Co	255	61

		52,380

Energy — 6.8%
Antero Midstream Corp	13,197	127
Antero Resources Corp *	13,053	179
APA Corp	18,243	355
Arch Resources Inc *	1,100	83
Archrock Inc	7,507	58
Baker Hughes Co, Cl A	33,402	761
Bonanza Creek Energy Inc	1,300	51
Brigham Minerals Inc, Cl A	1,317	25
Cabot Oil & Gas Corp, Cl A	19,661	312
Cactus Inc, Cl A	2,000	75
California Resources *	3,800	130
Callon Petroleum Co *	1,600	55
Centennial Resource Development Inc/DE, Cl A *	7,400	38
ChampionX Corp *	10,145	237
Cheniere Energy Inc *	10,428	912
Chesapeake Energy	4,400	246
Chevron Corp (H)	87,526	8,470
Cimarex Energy Co	4,471	287
Clean Energy Fuels Corp *	5,769	46
CNX Resources Corp *	9,533	108
Comstock Resources Inc *	6,800	40
ConocoPhillips (H)	61,743	3,429
Contango Oil & Gas Co *	9,400	34
Continental Resources Inc/OK	3,388	133
Delek US Holdings Inc	2,782	48
Denbury Inc *	2,300	162
Devon Energy Corp	31,667	936
DHT Holdings Inc	2,900	16
Diamondback Energy Inc	8,452	652
DMC Global Inc *	900	36
Dorian LPG Ltd	3,100	41
Dril-Quip Inc *	1,950	47
DT Midstream Inc	4,470	208
Energy Fuels Inc/Canada *	6,200	34
EOG Resources Inc	26,562	1,793
EQT Corp *	13,095	240
Equitrans Midstream Corp	17,676	154

2	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Extraction Oil & Gas *	900	$41
Exxon Mobil Corp (H)	195,249	10,645
Frank’s International NV *	10,600	30
Frontline Ltd/Bermuda	6,114	44
Gevo *	9,500	59
Golar LNG Ltd *	4,523	51
Green Plains Inc *	1,500	53
Halliburton Co	40,975	819
Helix Energy Solutions Group Inc *	5,788	22
Helmerich & Payne Inc	5,212	140
Hess Corp	12,701	873
HollyFrontier Corp	6,953	225
Kinder Morgan Inc	89,437	1,455
Kosmos Energy Ltd *	29,516	70
Laredo Petroleum *	500	27
Liberty Oilfield Services Inc, Cl A *	4,026	41
Magnolia Oil & Gas Corp, Cl A	5,891	92
Marathon Oil Corp	37,722	443
Marathon Petroleum Corp (H)	29,811	1,767
Matador Resources Co	4,257	122
Murphy Oil Corp	6,543	139
Nabors Industries Ltd *	500	42
New Fortress Energy Inc, Cl A	1,400	41
NexTier Oilfield Solutions Inc *	8,900	32
Nordic American Tankers Ltd	4,800	11
Northern Oil and Gas Inc	1,900	31
NOV Inc *	19,596	258
Oasis Petroleum Inc	800	69
Occidental Petroleum Corp	39,375	1,012
Oceaneering International Inc *	6,023	74
Oil States International Inc *	7,300	43
ONEOK	21,093	1,108
Ovintiv Inc	12,183	332
Par Pacific Holdings Inc *	2,977	49
Patterson-UTI Energy Inc	9,465	73
PBF Energy Inc, Cl A *	4,480	47
PDC Energy Inc	4,699	196
Peabody Energy Corp *	3,500	56
Phillips 66	19,889	1,414
Pioneer Natural Resources Co	9,705	1,453
ProPetro Holding Corp *	7,206	56
Range Resources Corp *	11,062	162
Renewable Energy Group Inc *	2,052	99
REX American Resources Corp *	293	25
Schlumberger NV	64,038	1,796
Scorpio Tankers Inc	2,441	40
SFL Corp Ltd	5,417	43
SM Energy Co	5,300	101
Southwestern Energy Co *	31,802	145
Talos Energy Inc *	3,600	45
Targa Resources Corp	10,081	443
Tellurian Inc *	14,200	45

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Texas Pacific Land Corp	200	$272
US Silica Holdings Inc *	3,500	31
Valero Energy Corp (H)	18,652	1,237
W&T Offshore Inc *	10,200	33
Whiting Petroleum Corp *	1,900	89
Williams Cos Inc/The	55,423	1,368
World Fuel Services Corp	2,750	89

		50,176

Financials — 0.0%
Brookfield Asset Management, Cl A	54	3
QTS Realty Trust Inc, Cl A ‡	398	31

		34

Health Care — 5.7%
10X Genomics Inc, Cl A *	403	71
Abbott Laboratories	11,803	1,492
AbbVie Inc	12,640	1,527
ABIOMED Inc *	359	131
Acadia Healthcare Co Inc *	945	62
ACADIA Pharmaceuticals Inc *	900	16
Acceleron Pharma Inc *	400	54
Adaptive Biotechnologies Corp *	854	31
Agilent Technologies Inc	2,231	391
Agios Pharmaceuticals Inc *	700	31
Align Technology Inc *	564	400
Allscripts Healthcare Solutions Inc *	1,442	22
Alnylam Pharmaceuticals Inc *	951	192
Amedisys Inc *	200	37
AmerisourceBergen Corp, Cl A	791	97
Amgen Inc (H)	4,190	945
Amicus Therapeutics Inc *	2,511	29
AMN Healthcare Services Inc *	600	68
Amphastar Pharmaceuticals Inc *	1,407	28
ANI Pharmaceuticals Inc *	200	6
Anthem Inc	1,720	645
Applied Therapeutics Inc *	1,900	30
Arena Pharmaceuticals Inc *	893	47
Arrowhead Pharmaceuticals Inc *	822	55
Atossa Therapeutics *	6,400	24
Avanos Medical Inc *	842	28
Avantor Inc *	3,394	134
Baxter International Inc (H)	3,720	284
Becton Dickinson and Co	2,143	539
Biogen Inc *	1,031	349
Biohaven Pharmaceutical Holding Co Ltd *	500	66
BioMarin Pharmaceutical Inc *	1,331	112
Bio-Rad Laboratories Inc, Cl A *	167	134
Bio-Techne Corp	273	136
Bioxcel Therapeutics Inc *	900	26
Bluebird Bio Inc *	603	11
Blueprint Medicines Corp *	472	44
Boston Scientific Corp *	10,328	466

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	3

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Bridgebio Pharma *	792	$40
Bristol-Myers Squibb Co	15,916	1,064
Brooklyn ImmunoTherapeutics *	2,300	28
Bruker Corp	876	77
Cardinal Health Inc	2,008	105
Cardiovascular Systems Inc *	244	9
CareDx Inc *	600	44
Cassava Sciences Inc *	500	28
Catalent Inc *	1,241	162
Centene Corp *	4,028	254
Cerner Corp	2,323	177
Change Healthcare Inc *	1,000	22
Charles River Laboratories International Inc *	461	205
Chemed Corp	127	61
ChemoCentryx Inc *	700	11
Cigna Corp	2,439	516
CONMED Corp	400	53
Cooper Cos Inc/The	330	149
CorVel Corp *	200	33
Covetrus Inc *	1,565	35
CVS Health Corp	9,288	802
Danaher Corp	4,427	1,435
DaVita Inc *	511	67
Denali Therapeutics Inc *	600	32
DENTSPLY SIRONA Inc	1,474	91
Dexcom Inc *	576	305
Edwards Lifesciences Corp *	4,420	518
Elanco Animal Health Inc *	3,458	115
Eli Lilly & Co	5,900	1,524
Emergent BioSolutions Inc *	500	32
Enanta Pharmaceuticals Inc *	1,000	57
Encompass Health Corp	884	69
Ensign Group Inc/The	361	29
Envista Holdings Corp *	1,600	68
Exact Sciences Corp *	979	102
Exelixis Inc *	2,196	42
Fate Therapeutics Inc *	590	43
FibroGen Inc *	1,114	13
Gilead Sciences Inc (H)	9,290	676
Global Blood Therapeutics Inc *	700	20
Globus Medical Inc, Cl A *	700	57
Guardant Health Inc *	466	59
Haemonetics Corp *	567	36
Halozyme Therapeutics Inc *	1,232	52
HCA Healthcare Inc	1,881	476
Health Catalyst Inc *	877	48
HealthEquity Inc *	500	32
HealthStream Inc *	1,168	35
Henry Schein Inc *	936	71
Hill-Rom Holdings Inc	537	78
Hologic Inc *	2,140	169

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Horizon Therapeutics PLC *	1,673	$181
Humana Inc	933	378
iBio *	31,300	40
ICON PLC *	9	2
ICU Medical Inc *	126	25
IDEXX Laboratories Inc *	575	387
Illumina Inc *	988	452
Incyte Corp *	1,556	119
Insmed Inc *	745	21
Inspire Medical Systems Inc *	200	45
Insulet Corp *	413	123
Integer Holdings Corp *	400	40
Integra LifeSciences Holdings Corp *	572	43
Intellia Therapeutics Inc *	400	64
Intuitive Surgical Inc *	754	794
Invitae Corp *	652	19
Ionis Pharmaceuticals Inc *	1,024	41
Iovance Biotherapeutics Inc *	1,181	28
IQVIA Holdings Inc *	1,356	352
iRhythm Technologies Inc *	200	10
Ironwood Pharmaceuticals Inc, Cl A *	2,400	31
Jazz Pharmaceuticals PLC *	448	59
Johnson & Johnson (H)	17,975	3,112
Karuna Therapeutics Inc *	400	48
Kodiak Sciences Inc *	400	38
Laboratory Corp of America Holdings *	719	218
LHC Group Inc *	337	63
Ligand Pharmaceuticals Inc *	222	29
LivaNova PLC *	443	37
Masimo Corp *	428	116
McKesson Corp	993	203
Medpace Holdings Inc *	300	55
Medtronic PLC	9,179	1,225
Merck & Co Inc	17,359	1,324
Merit Medical Systems Inc *	500	36
Mesa Laboratories Inc	98	26
Mettler-Toledo International Inc *	170	264
Mirati Therapeutics Inc *	282	48
Moderna Inc *	2,301	867
ModivCare Inc *	195	38
Molina Healthcare Inc *	374	101
Natera Inc *	559	66
Nektar Therapeutics, Cl A *	2,016	31
Neogen Corp *	882	39
NeoGenomics Inc *	778	38
Neurocrine Biosciences Inc *	770	73
Nevro Corp *	100	12
NextGen Healthcare Inc *	2,384	36
Novavax Inc *	479	114
Novocure Ltd *	712	96
NuVasive Inc *	400	25
Oak Street Health Inc *	700	33

4	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Omnicell Inc *	550	$85
Organon & Co	1,865	63
Pacific Biosciences of California Inc *	1,100	34
Pacira BioSciences Inc *	600	36
Patterson Cos Inc	678	21
Penumbra Inc *	195	54
PerkinElmer Inc	909	168
Perrigo Co PLC	429	18
Pfizer Inc	39,000	1,797
PPD Inc *	1,700	79
Premier Inc, Cl A	500	19
Provention Bio *	4,800	32
PTC Therapeutics Inc *	600	26
QIAGEN NV *	2,182	122
Quest Diagnostics Inc	831	127
Quidel Corp *	200	26
Reata Pharmaceuticals Inc, Cl A *	300	32
Regeneron Pharmaceuticals Inc *	742	500
Repligen Corp *	432	122
ResMed Inc	1,029	299
Royalty Pharma PLC, Cl A	2,100	81
Sage Therapeutics Inc *	703	32
Sarepta Therapeutics Inc *	431	34
Scholar Rock Holding Corp *	800	32
Seagen Inc *	900	151
Shockwave Medical Inc *	200	43
STAAR Surgical Co *	220	34
STERIS PLC	678	146
Stryker Corp	2,454	680
Supernus Pharmaceuticals Inc *	463	13
Syneos Health Inc, Cl A *	327	30
Tandem Diabetes Care Inc *	400	45
Teladoc Health Inc *	808	117
Teleflex Inc	299	118
Tenet Healthcare Corp *	900	68
TG Therapeutics Inc *	1,265	34
Thermo Fisher Scientific Inc	2,750	1,526
Turning Point Therapeutics Inc *	400	31
Twist Bioscience Corp *	400	45
Ultragenyx Pharmaceutical Inc *	358	34
United Therapeutics Corp *	370	80
UnitedHealth Group Inc (H)	6,379	2,655
Universal Health Services Inc, Cl B	423	66
US Physical Therapy Inc	74	9
Veeva Systems Inc, Cl A *	953	316
Vertex Pharmaceuticals Inc *	1,957	392
Viatris Inc, Cl W *	7,258	106
Vir Biotechnology Inc *	600	31
Waters Corp *	470	195
West Pharmaceutical Services Inc	531	240
Xencor Inc *	1,342	45
Zimmer Biomet Holdings Inc	1,522	229

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Zoetis Inc, Cl A	3,335	$682

		42,651

Information Technology — 2.0%
Accenture PLC, Cl A	1,343	452
ACI Worldwide Inc *	541	17
Adobe Inc *	1,022	678
Amdocs Ltd	847	65
ANSYS Inc *	146	53
Aspen Technology Inc *	424	55
Atlassian Corp PLC, Cl A *	322	118
Autodesk Inc *	453	141
Automatic Data Processing Inc	1,050	220
Avalara Inc *	200	36
Black Knight Inc *	300	23
Blackbaud Inc *	100	7
Bottomline Technologies DE Inc *	683	29
Broadridge Financial Solutions Inc	300	52
Cadence Design Systems Inc *	859	140
Cass Information Systems Inc	700	32
CDK Global Inc	835	35
Citrix Systems Inc	200	21
Cloudflare Inc, Cl A *	600	72
Cognizant Technology Solutions Corp, Cl A	1,295	99
CommVault Systems Inc *	400	32
Coupa Software Inc *	169	41
Crowdstrike Holdings Inc, Cl A *	422	119
Datadog Inc, Cl A *	625	86
DocuSign Inc, Cl A *	422	125
EPAM Systems Inc *	98	62
Euronet Worldwide Inc *	73	10
Fastly Inc, Cl A *	400	17
Fidelity National Information Services Inc	1,356	173
Fiserv Inc *	1,298	153
Five9 Inc *	300	48
FleetCor Technologies Inc *	195	51
Fortinet Inc *	350	110
Gartner Inc *	237	73
Genpact Ltd	600	31
Global Payments Inc	781	127
Guidewire Software Inc *	400	47
HubSpot Inc *	100	69
International Business Machines Corp	2,372	333
Intuit Inc	589	333
Jack Henry & Associates Inc	349	62
Manhattan Associates Inc *	286	47
Mastercard Inc, Cl A	2,001	693
Microsoft Corp (H)	16,343	4,934
MicroStrategy Inc, Cl A *	95	66
MongoDB Inc, Cl A *	100	39
NortonLifeLock Inc	1,294	34
Nuance Communications Inc *	1,074	59

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	5

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Okta Inc, Cl A *	253	$67
Oracle Corp	4,411	393
PagerDuty Inc *	1,210	52
Palantir Technologies, Cl A *	2,400	63
Palo Alto Networks Inc *	248	114
Paychex Inc	971	111
Paycom Software Inc *	49	24
PayPal Holdings Inc *	2,750	794
Pegasystems Inc	430	59
Proofpoint Inc *	100	18
PTC Inc *	500	66
QAD Inc, Cl A	116	10
Qualys Inc *	146	17
RingCentral Inc, Cl A *	100	25
salesforce.com Inc *	2,222	589
ServiceNow Inc *	412	265
Splunk Inc *	373	57
Square Inc, Cl A *	869	233
SS&C Technologies Holdings Inc	440	33
StoneCo Ltd, Cl A *	500	23
Synopsys Inc *	255	85
Teradata Corp *	900	49
Trade Desk Inc/The, Cl A *	1,340	107
Twilio Inc, Cl A *	337	120
Verint Systems Inc *	500	22
Visa Inc, Cl A	3,864	885
VMware Inc, Cl A *	80	12
Vonage Holdings Corp *	4,049	57
Western Union Co/The	583	13
WEX Inc *	200	37
Workday Inc, Cl A *	379	104
Zoom Video Communications Inc, Cl A *	462	134
Zscaler Inc *	300	84

		15,041

Real Estate — 2.9%
Acadia Realty Trust ‡	573	12
Agree Realty Corp ‡	800	60
Alexandria Real Estate Equities Inc ‡	1,618	334
American Campus Communities Inc ‡	2,331	119
American Homes 4 Rent, Cl A ‡	4,475	188
American Tower Corp, Cl A ‡	6,082	1,777
Americold Realty Trust ‡	2,783	102
Apartment Income Corp ‡	2,115	107
Apartment Investment and Management Co, Cl A ‡	3,215	23
Apple Hospitality Inc ‡	4,965	73
AvalonBay Communities Inc ‡	1,952	448
Boston Properties Inc ‡	2,226	251
Brandywine Realty Trust ‡	1,779	25
Brixmor Property Group Inc ‡	4,439	104
Camden Property Trust ‡	1,230	185

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CareTrust Inc ‡	2,100	$46
CBRE Group Inc, Cl A *	4,365	420
Columbia Property Trust Inc ‡	372	6
CoreSite Realty Corp ‡	518	77
Corporate Office Properties Trust ‡	1,429	40
Cousins Properties Inc ‡	2,324	90
Crown Castle International Corp ‡	5,878	1,144
CubeSmart ‡	2,739	147
Cushman & Wakefield PLC *	1,464	26
CyrusOne Inc ‡	1,304	100
Digital Realty Trust Inc ‡	3,734	612
DigitalBridge Group *‡	7,034	49
Douglas Emmett Inc ‡	2,384	79
Duke Realty Corp ‡	5,367	282
EastGroup Properties Inc ‡	660	119
Empire State Realty Trust Inc, Cl A ‡	4,209	43
EPR Properties ‡	1,747	89
Equinix Inc ‡	1,196	1,009
Equity LifeStyle Properties Inc ‡	2,318	197
Equity Residential ‡	5,145	433
Essential Properties Realty Trust Inc ‡	1,598	52
Essex Property Trust Inc ‡	843	279
eXp World Holdings Inc	1,500	69
Extra Space Storage Inc ‡	1,733	324
Federal Realty Investment Trust ‡	1,199	146
First Industrial Realty Trust Inc ‡	2,252	126
Forestar Group Inc *	1,774	37
Four Corners Property Trust Inc ‡	1,856	53
Franklin Street Properties Corp ‡	7,900	38
Gaming and Leisure Properties Inc ‡	3,225	159
Getty Realty Corp ‡	1,100	35
Global Net Lease Inc ‡	1,453	25
Healthcare Realty Trust Inc ‡	2,139	64
Healthcare Trust of America Inc, Cl A ‡	3,702	112
Healthpeak Properties Inc ‡	8,075	291
Highwoods Properties Inc ‡	1,728	79
Host Hotels & Resorts Inc *‡	9,276	154
Howard Hughes Corp/The *	936	85
Hudson Pacific Properties Inc ‡	2,073	55
Industrial Logistics Properties Trust ‡	1,400	38
Innovative Industrial Properties Inc, Cl A ‡	300	74
Invitation Homes Inc ‡	8,314	342
Iron Mountain Inc ‡	3,977	190
JBG SMITH Properties ‡	1,710	51
Jones Lang LaSalle Inc *	692	168
Kennedy-Wilson Holdings Inc	1,415	31
Kilroy Realty Corp ‡	1,520	100
Kimco Realty Corp ‡	7,115	155
Kite Realty Group Trust ‡	800	16
Lamar Advertising Co, Cl A ‡	1,469	167
Lexington Realty Trust, Cl B ‡	4,731	64
Life Storage Inc ‡	843	105

6	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
LTC Properties Inc ‡	215	$7
Macerich Co/The ‡	1,103	19
Mack-Cali Realty Corp ‡	2,576	46
Marcus & Millichap Inc *	600	24
Medical Properties Trust Inc ‡	6,699	137
Mid-America Apartment Communities Inc ‡	1,562	300
Monmouth Real Estate Investment Corp, Cl A ‡	2,294	44
National Health Investors Inc ‡	759	45
National Retail Properties Inc ‡	2,695	128
National Storage Affiliates Trust ‡	1,557	89
Newmark Group Inc, Cl A	3,341	45
Office Properties Income Trust ‡	446	12
Omega Healthcare Investors Inc ‡	3,239	109
Opendoor Technologies *	2,900	51
Outfront Media Inc ‡	2,325	58
Paramount Group Inc ‡	1,593	14
Park Hotels & Resorts Inc *‡	3,709	71
Pebblebrook Hotel Trust ‡	2,447	54
Physicians Realty Trust ‡	2,813	52
PotlatchDeltic Corp ‡	1,721	89
Prologis Inc ‡	10,017	1,349
PS Business Parks Inc ‡	204	32
Public Storage ‡	1,900	615
Rayonier Inc ‡	2,527	93
Realty Income Corp ‡	5,740	415
Redfin Corp *	1,258	61
Regency Centers Corp ‡	2,749	189
Retail Opportunity Investments Corp ‡	1,911	35
Retail Properties of America Inc, Cl A ‡	2,210	29
Rexford Industrial Realty Inc ‡	1,748	108
RLJ Lodging Trust ‡	3,871	56
Ryman Hospitality Properties Inc *‡	867	72
Sabra Health Care Inc ‡	2,961	47
Saul Centers Inc ‡	866	40
SBA Communications Corp, Cl A ‡	1,447	519
Service Properties Trust ‡	2,782	32
Simon Property Group Inc ‡	4,614	620
SL Green Realty Corp ‡	1,429	100
Spirit Realty Capital Inc ‡	1,668	86
St Joe Co/The	1,158	54
STAG Industrial Inc ‡	2,718	115
STORE Capital Corp ‡	4,340	157
Sun Communities Inc ‡	1,574	317
Sunstone Hotel Investors Inc *‡	5,094	59
Terreno Realty Corp ‡	922	62
UDR Inc ‡	4,359	235
Uniti Group Inc ‡	3,838	50
Universal Health Realty Income Trust ‡	400	24
Urban Edge Properties ‡	2,552	48
Ventas Inc ‡	5,390	301
VEREIT Inc ‡	3,298	167

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
VICI Properties Inc ‡	6,663	$206
Vornado Realty Trust ‡	2,517	105
Washington Real Estate Investment Trust ‡	522	13
Welltower Inc ‡	5,714	500
Weyerhaeuser Co ‡	10,849	391
WP Carey Inc ‡	2,592	202
Xenia Hotels & Resorts Inc *‡	2,172	38

		21,436

Utilities — 1.4%
AES Corp/The	6,544	156
Alliant Energy Corp	2,288	139
Ameren Corp	2,513	220
American Electric Power Co Inc	5,030	451
American States Water Co	500	46
American Water Works Co Inc	1,629	297
Atmos Energy Corp	951	93
Avangrid Inc	240	13
Avista Corp	400	17
Black Hills Corp	800	56
Brookfield Infrastructure Corp, Cl A	466	30
Brookfield Renewable Corp, Cl A	1,100	48
California Water Service Group	397	25
CenterPoint Energy Inc	5,906	148
Chesapeake Utilities Corp	100	13
Clearway Energy Inc, Cl C	1,281	40
CMS Energy Corp	2,857	183
Consolidated Edison Inc	3,084	233
Dominion Energy Inc	8,279	644
DTE Energy Co	1,941	234
Duke Energy Corp	7,137	747
Edison International	3,422	198
Entergy Corp	1,877	208
Essential Utilities Inc	1,937	96
Evergy Inc	2,036	139
Eversource Energy	3,427	311
Exelon Corp	9,560	469
FirstEnergy Corp	4,764	185
Hawaiian Electric Industries Inc	1,150	50
IDACORP Inc	590	62
MDU Resources Group Inc	2,408	77
Middlesex Water Co	600	66
National Fuel Gas Co	334	17
New Jersey Resources Corp	128	5
NextEra Energy Inc	19,113	1,605
NiSource Inc	3,419	84
NRG Energy Inc	1,683	77
OGE Energy Corp	1,585	56
ONE Gas Inc	406	29
Ormat Technologies Inc	275	20
PG&E Corp *	13,363	123
Pinnacle West Capital Corp	809	62

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	7

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
PNM Resources Inc	534	$26
Portland General Electric Co	1,024	53
PPL Corp	6,252	183
Public Service Enterprise Group Inc	4,867	311
Sempra Energy	2,967	393
SJW Group	700	49
Southern Co/The	10,540	693
Southwest Gas Holdings Inc	224	16
Sunnova Energy International Inc *	1,100	40
UGI Corp	1,563	72
Unitil Corp	500	25
Via Renewables Inc, Cl A	3,000	34
Vistra Corp	5,774	110
WEC Energy Group Inc	3,194	302
Xcel Energy Inc	5,213	358

		10,437

Total Common Stock (Cost $127,658) ($ Thousands)		208,737

	Face Amount (Thousands)

CORPORATE OBLIGATIONS — 10.9%

Communication Services — 1.2%
AT&T Inc
3.500%, 09/15/2053 (B)	$450	462
Baidu
3.425%, 04/07/2030	201	217
1.625%, 02/23/2027	342	344
CCO Holdings LLC
5.000%, 02/01/2028 (B)	599	628
4.500%, 08/15/2030 (B)	54	56
4.500%, 06/01/2033 (B)	189	196
CSC Holdings LLC
6.750%, 11/15/2021	125	126
Globo Comunicacao e Participacoes
4.875%, 01/22/2030 (B)	415	425
Lumen Technologies Inc
4.500%, 01/15/2029 (B)	513	502
Netflix Inc
5.875%, 11/15/2028	687	852
Prosus
3.680%, 01/21/2030 (B)	479	499
Sirius XM Radio
4.000%, 07/15/2028 (B)	506	517
Tencent Holdings MTN
3.240%, 06/03/2050 (B)	412	403
2.390%, 06/03/2030	200	200
1.810%, 01/26/2026 (B)	621	629
Time Warner Cable LLC
4.500%, 09/15/2042	245	274

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
T-Mobile USA
3.400%, 10/15/2052 (B)		$561	$569
3.375%, 04/15/2029		63	67
2.875%, 02/15/2031		315	324
2.625%, 04/15/2026		161	165
2.625%, 02/15/2029		107	108
Weibo
3.375%, 07/08/2030		1,183	1,211

			8,774

Consumer Discretionary — 1.4%
Advance Auto Parts Inc
3.900%, 04/15/2030		784	873
Alibaba Group Holding
2.125%, 02/09/2031		1,023	1,006
Carnival Corp
4.000%, 08/01/2028 (B)		527	530
Clarios Global
4.375%, 05/15/2026 (B)	EUR	161	197
Expedia Group
6.250%, 05/01/2025 (B)		$24	28
4.625%, 08/01/2027		224	253
Harley-Davidson Financial Services
3.350%, 06/08/2025 (B)		1,246	1,325
InRetail Consumer
3.250%, 03/22/2028 (B)		270	270
Las Vegas Sands Corp
3.900%, 08/08/2029		653	687
Levi Strauss
3.500%, 03/01/2031 (B)		339	349
Mattel
3.750%, 04/01/2029 (B)		291	305
3.375%, 04/01/2026 (B)		291	302
MDC Holdings Inc
6.000%, 01/15/2043		340	438
MercadoLibre
2.375%, 01/14/2026		200	201
Newell Brands
4.875%, 06/01/2025		62	69
4.700%, 04/01/2026		250	279
Nissan Motor
4.345%, 09/17/2027 (B)		1,034	1,150
Ross Stores Inc
4.700%, 04/15/2027		946	1,096
Royal Caribbean Cruises Ltd
11.500%, 06/01/2025 (B)		301	347
10.875%, 06/01/2023 (B)		279	314
Wynn Macau
5.625%, 08/26/2028 (B)		341	345

			10,364

8	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)

Consumer Staples — 0.7%
Albertsons Cos Inc
3.500%, 03/15/2029 (B)	$351	$355
Altria Group
4.800%, 02/14/2029	160	186
3.400%, 05/06/2030	850	911
BAT Capital
4.700%, 04/02/2027	545	619
2.726%, 03/25/2031	504	502
2.259%, 03/25/2028	1,268	1,274
BRF GmbH
4.350%, 09/29/2026	200	210
Cencosud
5.150%, 02/12/2025	613	676
Kimberly-Clark de Mexico
2.431%, 07/01/2031 (B)	292	295
Natura Cosmeticos
4.125%, 05/03/2028 (B)	271	278
Spectrum Brands
5.750%, 07/15/2025	42	43
Virgolino de Oliveira Finance
10.500%, 01/28/2018 (B)(C)	500	5

		5,354

Energy — 1.2%
BP Capital Markets America
2.939%, 06/04/2051	1,066	1,045
Cenovus Energy
4.400%, 04/15/2029	1,448	1,630
4.250%, 04/15/2027	36	40
Chevron USA
5.250%, 11/15/2043	502	691
Enbridge Energy Partners
7.375%, 10/15/2045	587	941
Energy Transfer
6.250%, 04/15/2049	297	393
Eni
4.250%, 05/09/2029 (B)	950	1,093
Marathon Petroleum Corp
6.500%, 03/01/2041	150	209
Oleoducto Central
4.000%, 07/14/2027 (B)	235	243
ONEOK
6.350%, 01/15/2031	124	160
5.200%, 07/15/2048	54	66
Petroleos Mexicanos
6.840%, 01/23/2030	78	81
Petroleos Mexicanos MTN
6.750%, 09/21/2047	410	360
Tengizchevroil Finance International
3.250%, 08/15/2030 (B)	255	261

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
TransCanada PipeLines
6.100%, 06/01/2040	$778	$1,074
Transocean Poseidon
6.875%, 02/01/2027 (B)	313	303
Venture Global Calcasieu Pass LLC
4.125%, 08/15/2031 (B)	150	157
3.875%, 08/15/2029 (B)	147	151

		8,898

Financials — 4.2%
ABN AMRO Bank
4.750%, 07/28/2025 (B)	200	224
Aircastle
5.250%, 08/11/2025 (B)	432	484
4.250%, 06/15/2026	54	59
4.125%, 05/01/2024	172	183
2.850%, 01/26/2028 (B)	778	796
Alfa
5.250%, 03/25/2024 (B)	814	883
Alleghany
3.625%, 05/15/2030	894	997
American Express
3.553%, VAR ICE LIBOR USD 3 Month + 3.428% (D)	56	56
3.404%, VAR ICE LIBOR USD 3 Month + 3.285% (D)	500	500
Aviation Capital Group LLC
5.500%, 12/15/2024 (B)	432	487
4.875%, 10/01/2025 (B)	175	195
4.375%, 01/30/2024 (B)	152	163
4.125%, 08/01/2025 (B)	6	7
3.875%, 05/01/2023 (B)	376	393
3.500%, 11/01/2027 (B)	157	166
1.950%, 01/30/2026 (B)	370	372
Banco de Credito del Peru MTN
3.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.000%, 07/01/2030 (B)	728	728
Banco Santander
5.179%, 11/19/2025	1,200	1,374
Bank of America
1.734%, VAR United States Secured Overnight Financing Rate + 0.960%, 07/22/2027	1,043	1,057
Bank of New York Mellon
4.700%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.358% (D)	192	211
BNP Paribas
2.871%, VAR United States Secured Overnight Financing Rate + 1.387%, 04/19/2032 (B)	687	713

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Capital One Financial
3.920%, VAR ICE LIBOR USD 3 Month + 3.800%(D)	$801	$801
CDBL Funding 1 MTN
3.500%, 10/24/2027	520	553
Charles Schwab
5.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.971%(D)	397	441
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.168%(D)	583	614
CITIC MTN
2.850%, 02/25/2030	278	288
Citigroup
5.950%, VAR ICE LIBOR USD 3 Month + 4.068%(D)	232	244
4.075%, VAR ICE LIBOR USD 3 Month + 1.192%, 04/23/2029	288	327
4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.597%(D)	348	361
3.980%, VAR ICE LIBOR USD 3 Month + 1.338%, 03/20/2030	196	223
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.598%(B)(D)	200	220
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr + 4.600%(D)	749	808
6.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.822%(B)(D)	300	331
4.194%, VAR United States Secured Overnight Financing Rate + 3.730%, 04/01/2031 (B)	382	433
3.091%, VAR United States Secured Overnight Financing Rate + 1.730%, 05/14/2032 (B)	670	699
Deutsche Bank NY
3.961%, VAR United States Secured Overnight Financing Rate + 2.581%, 11/26/2025	295	320
2.129%, VAR United States Secured Overnight Financing Rate + 1.870%, 11/24/2026	330	337
Discover Financial Services
6.125%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.783%(D)	1,248	1,402
Fifth Third Bancorp
4.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.215%(D)	236	256

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Financiera de Desarrollo
2.400%, 09/28/2027 (B)	$1,045	$1,033
Goldman Sachs Group
2.615%, VAR United States Secured Overnight Financing Rate + 1.281%, 04/22/2032	688	710
Goldman Sachs Group MTN
2.383%, VAR United States Secured Overnight Financing Rate + 1.248%, 07/21/2032	231	234
HSBC Holdings PLC
4.292%, VAR ICE LIBOR USD 3 Month + 1.348%, 09/12/2026	260	289
4.041%, VAR ICE LIBOR USD 3 Month + 1.546%, 03/13/2028	592	659
Huarong Finance II MTN
5.500%, 01/16/2025	502	507
ING Groep
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr + 5.124%(D)	725	748
1.726%, VAR United States Secured Overnight Financing Rate + 1.005%, 04/01/2027	1,031	1,046
JPMorgan Chase
3.926%, VAR ICE LIBOR USD 3 Month + 3.800%(D)	243	245
3.599%, VAR ICE LIBOR USD 3 Month + 3.470%(D)	291	292
3.465%, VAR ICE LIBOR USD 3 Month + 3.320%(D)	145	145
2.580%, VAR United States Secured Overnight Financing Rate + 1.250%, 04/22/2032	688	710
Morgan Stanley
3.736%, VAR ICE LIBOR USD 3 Month + 3.610%(D)	70	70
OEC Finance
7.125%cash/0% PIK, 12/26/2046 (B)	210	19
5.250%cash/0% PIK, 12/27/2033 (B)	198	20
Santander Holdings USA
4.400%, 07/13/2027	351	396
SLM
4.200%, 10/29/2025	677	729
Standard Chartered
1.639%, VAR ICE LIBOR USD 3 Month + 1.510%(B)(D)	400	388
Standard Chartered MTN
4.300%, 02/19/2027 (B)	399	438
Swiss Re Finance Luxembourg
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.582%, 04/02/2049	400	460

10	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Truist Financial
5.100%, VAR US Treas Yield Curve Rate T Note Const Mat 10 Yr + 4.349% (D)	$792	$911
UniCredit
3.127%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.550%, 06/03/2032 (B)	350	356
2.569%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 09/22/2026 (B)	476	485
US Bancorp
5.300%, VAR ICE LIBOR USD 3 Month + 2.914% (D)	408	466
Voya Financial
5.650%, VAR ICE LIBOR USD 3 Month + 3.580%, 05/15/2053	258	273
Wells Fargo
3.900%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.453% (D)	306	318
2.188%, VAR United States Secured Overnight Financing Rate + 2.000%, 04/30/2026	420	436

		31,089

Health Care — 0.2%
Baxalta
3.600%, 06/23/2022	222	227
Centene Corp
2.625%, 08/01/2031	295	299
Cigna Corp
4.375%, 10/15/2028	384	448
Jazz Securities DAC
4.375%, 01/15/2029 (B)	345	357

		1,331

Industrials — 0.8%
AerCap Ireland Capital DAC
6.500%, 07/15/2025	187	218
4.450%, 04/03/2026	156	171
Air Lease
3.625%, 04/01/2027	38	41
2.100%, 09/01/2028	165	162
Air Lease MTN
2.875%, 01/15/2026	83	87
Allison Transmission
3.750%, 01/30/2031 (B)	521	520
Ardagh Metal Packaging Finance USA LLC
3.250%, 09/01/2028 (B)	437	440
Cemex
3.875%, 07/11/2031 (B)	500	515

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Delta Air Lines/Skymiles LP
4.750%, 10/20/2028 (B)		$450	$502
4.500%, 10/20/2025 (B)		388	416
Embraer Netherlands Finance BV
6.950%, 01/17/2028 (B)		242	276
5.400%, 02/01/2027		575	615
ENA Master Trust
4.000%, 05/19/2048 (B)		269	275
GE Capital European Funding Unlimited MTN
4.625%, 02/22/2027	EUR	100	147
GFL Environmental
3.500%, 09/01/2028 (B)		$525	524
IHS Markit
4.750%, 08/01/2028		31	37
4.250%, 05/01/2029		145	168
Lima Metro Line 2 Finance
5.875%, 07/05/2034		241	284
4.350%, 04/05/2036 (B)		225	239
Odebrecht Holdco Finance
1.135%, 09/10/2058 (A)(B)		480	2
TransDigm
6.250%, 03/15/2026 (B)		448	470
Westinghouse Air Brake Technologies
3.200%, 06/15/2025		134	143

			6,252

Information Technology — 0.4%
Broadcom
5.000%, 04/15/2030		235	278
4.150%, 11/15/2030		818	920
4.110%, 09/15/2028		696	780
Broadcom Corp / Broadcom Cayman Finance Ltd
3.500%, 01/15/2028		169	184
Infor
1.750%, 07/15/2025 (B)		323	331
SK Hynix
2.375%, 01/19/2031 (B)		262	259

			2,752

Materials — 0.5%
Alpek
3.250%, 02/25/2031 (B)		462	474
Axalta Coating Systems LLC
3.375%, 02/15/2029 (B)		628	615
Braskem Netherlands Finance BV
4.500%, 01/31/2030 (B)		220	236
CSN Resources
4.625%, 06/10/2031 (B)		262	272
Indonesia Asahan Aluminium Persero
4.750%, 05/15/2025 (B)		330	360

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Industrias Penoles
4.750%, 08/06/2050 (B)		$287	$328
INEOS Quattro Finance 2
2.500%, 01/15/2026 (B)	EUR	280	335
Inversiones CMPC
4.375%, 05/15/2023		$237	249
Suzano Austria GmbH
3.750%, 01/15/2031		163	171
Volcan Cia Minera SAA
4.375%, 02/11/2026 (B)		144	140
Yamana
2.630%, 08/15/2031 (B)		646	643

			3,823

Real Estate — 0.0%
Host Hotels & Resorts Inc
3.750%, 10/15/2023		13	14
Vornado Realty
2.150%, 06/01/2026		348	356

			370

Utilities — 0.3%
AES Panama Generation Holdings SRL
4.375%, 05/31/2030 (B)		297	309
Chile Electricity PEC
2.987%, 01/25/2028 (A)(B)		491	398
Comision Federal de Electricidad
3.348%, 02/09/2031 (B)		574	571
Engie Energia Chile
3.400%, 01/28/2030		349	360
Terraform Global Operating LLC
6.125%, 03/01/2026 (B)		77	79
Vistra Operations LLC
4.375%, 05/01/2029 (B)		522	530

			2,247

Total Corporate Obligations (Cost $78,884) ($ Thousands)			81,254

MORTGAGE-BACKED SECURITIES — 8.8%

Agency Mortgage-Backed Obligations — 2.0%
FHLMC CMO, Ser 2016-4585, Cl DS, IO
5.905%, 05/15/2046 (E)		901	221
FHLMC CMO, Ser 2017-4693, Cl SL, IO
6.055%, 06/15/2047 (E)		1,360	331
FHLMC CMO, Ser 2017-4719, Cl JS, IO
6.055%, 09/15/2047 (E)		1,119	214
FHLMC CMO, Ser 2020-4954, Cl SL, IO
5.966%, 02/25/2050 (E)		1,709	319

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2020-4981, Cl HS, IO
6.016%, 06/25/2050 (E)	$3,362	$626
FHLMC CMO, Ser 2020-5015, Cl BI, IO
4.000%, 09/25/2050	2,036	354
FNMA CMO, Ser 2011-131, Cl ST, IO
6.456%, 12/25/2041 (E)	645	138
FNMA CMO, Ser 2014-17, Cl SA, IO
5.966%, 04/25/2044 (E)	1,897	479
FNMA CMO, Ser 2014-78, Cl SE, IO
6.016%, 12/25/2044 (E)	1,060	211
FNMA CMO, Ser 2016-77, Cl DS, IO
5.916%, 10/25/2046 (E)	991	197
FNMA CMO, Ser 2017-62, Cl AS, IO
6.066%, 08/25/2047 (E)	1,297	271
FNMA CMO, Ser 2017-81, Cl SA, IO
6.116%, 10/25/2047 (e)	1,433	343
FNMA CMO, Ser 2020-89, Cl KI, IO
4.000%,12/25/2050	4,316	636
GNMA CMO, Ser 2017-122, Cl SA, IO
6.112%, 08/20/2047 (E)	989	219
UMBS TBA
2.500%, 09/15/2043	10,005	10,391

		14,950

Non-Agency Mortgage-Backed Obligations — 6.8%
Alternative Loan Trust, Ser 2005-20CB, Cl 3A6
5.500%, 07/25/2035	44	38
Alternative Loan Trust, Ser 2006-24CB, Cl A16
5.750%, 08/25/2036	230	177
Alternative Loan Trust, Ser 2006-28CB, Cl A14
6.250%, 10/25/2036	173	128
Alternative Loan Trust, Ser 2006-J1, Cl 1A13
5.500%, 02/25/2036	99	90
Ashford Hospitality Trust, Ser 2018-KEYS, Cl A
1.096%, VAR ICE LIBOR USD 1 Month + 1.000%, 06/15/2035 (B)	526	526
BAMLL Commercial Mortgage Securities Trust, Ser 2013-WBRK, Cl D
3.652%, 03/10/2037 (B)(E)	395	364
BAMLL Commercial Mortgage Securities Trust, Ser 2017-SCH, Cl AF
1.096%, VAR ICE LIBOR USD 1 Month + 1.000%, 11/15/2033 (B)	1,535	1,503
BBCMS Mortgage Trust, Ser 2020-BID, Cl A
2.236%, VAR ICE LIBOR USD 1 Month + 2.140%, 10/15/2037 (B)	710	715

12	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
BCP Trust, Ser 2021-330N, Cl A
0.895%, VAR ICE LIBOR USD 1 Month + 0.799%, 06/15/2038 (B)	$135	$135
Bellemeade Re, Ser 2018-3A, Cl M1B
1.934%, VAR ICE LIBOR USD 1 Month + 1.850%, 10/25/2028 (B)	311	311
Bellemeade Re, Ser 2019-1A, Cl M1B
1.834%, VAR ICE LIBOR USD 1 Month + 1.750%, 03/25/2029 (B)	720	720
Bellemeade Re, Ser 2019-2A, Cl M1C
2.084%, VAR ICE LIBOR USD 1 Month + 2.000%, 04/25/2029 (B)	516	519
Bellemeade Re, Ser 2019-3A, Cl M1C
2.034%, VAR ICE LIBOR USD 1 Month + 1.950%, 07/25/2029 (B)	366	366
Bellemeade Re, Ser 2019-3A, Cl M1B
1.684%, VAR ICE LIBOR USD 1 Month + 1.600%, 07/25/2029 (B)	507	508
Bellemeade Re, Ser 2019-4A, Cl M1B
2.084%, VAR ICE LIBOR USD 1 Month + 2.000%, 10/25/2029 (B)	730	731
Bellemeade Re, Ser 2020-2A, Cl M1B
3.284%, VAR ICE LIBOR USD 1 Month + 3.200%, 08/26/2030 (B)	271	272
Bellemeade Re, Ser 2020-4A, Cl M2A
2.684%, VAR ICE LIBOR USD 1 Month + 2.600%, 06/25/2030 (B)	189	190
Bellemeade Re, Ser 2021-1A, Cl M1C
3.000%, VAR SOFR30A + 2.950%, 03/25/2031 (B)	378	393
Bellemeade Re, Ser 2021-2A, Cl M1B
1.550%, VAR SOFR30A + 1.500%, 06/25/2031 (B)	617	617
BFLD Trust, Ser 2021-FPM, Cl A
1.696%, VAR ICE LIBOR USD 1 Month + 1.600%, 06/15/2038 (B)	1,065	1,067
BHMS, Ser 2018-ATLS, Cl A
1.346%, VAR ICE LIBOR USD 1 Month + 1.250%, 07/15/2035 (B)	762	763
BX Trust, Ser 2018-EXCL, Cl A
1.184%, VAR ICE LIBOR USD 1 Month + 1.088%, 09/15/2037 (B)	787	787
CFCRE Commercial Mortgage Trust, Ser 2016-C4, Cl A4
3.283%, 05/10/2058	625	675
CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Cl A
3.369%, 03/13/2035 (B)	285	294
Chase Mortgage Finance Trust, Ser 2007- S5, Cl 1A17
6.000%, 07/25/2037	78	52

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
CHL Mortgage Pass-Through Trust, Ser 2006-10, Cl 1A8
6.000%, 05/25/2036	$103	$70
CHL Mortgage Pass-Through Trust, Ser 2006-13, Cl 1A19
6.250%, 09/25/2036	53	34
Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Cl D
4.563%, 04/10/2046 (B)(E)	250	254
Citigroup Commercial Mortgage Trust, Ser 2015-GC27, Cl A5
3.137%, 02/10/2048	779	831
Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Cl A4
3.818%, 11/10/2048	390	431
Citigroup Commercial Mortgage Trust, Ser 2016-GC36, Cl A5
3.616%, 02/10/2049	950	1,044
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl AS
3.789%, 09/15/2050 (E)	392	437
CLNY Trust, Ser 2019-IKPR, Cl D
2.121%, VAR ICE LIBOR USD 1 Month + 2.025%, 11/15/2038 (B)	750	748
COMM Mortgage Trust, Ser 2010-C1, Cl D
5.985%, 07/10/2046 (B)(E)	690	700
COMM Mortgage Trust, Ser 2013-CR12, Cl A4
4.046%, 10/10/2046	920	980
COMM Mortgage Trust, Ser 2013-SFS, Cl A1
1.873%, 04/12/2035 (B)	313	314
COMM Mortgage Trust, Ser 2015-CR24, Cl A5
3.696%, 08/10/2048	490	536
COMM Mortgage Trust, Ser 2015-DC1, Cl A5
3.350%, 02/10/2048	700	753
Connecticut Avenue Securities Trust, Ser 2018-R07, Cl 1M2
2.484%, VAR ICE LIBOR USD 1 Month + 2.400%, 04/25/2031 (B)	148	148
Connecticut Avenue Securities Trust, Ser 2019-R02, Cl 1M2
2.384%, VAR ICE LIBOR USD 1 Month + 2.300%, 08/25/2031 (B)	95	95
Connecticut Avenue Securities Trust, Ser 2019-R03, Cl 1M2
2.234%, VAR ICE LIBOR USD 1 Month + 2.150%, 09/25/2031 (B)	47	47
Connecticut Avenue Securities Trust, Ser 2019-R04, Cl 2M2
2.184%, VAR ICE LIBOR USD 1 Month + 2.100%, 06/25/2039 (B)	104	104

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust, Ser 2019-R05, Cl 1M2
2.084%, VAR ICE LIBOR USD 1 Month + 2.000%, 07/25/2039 (B)	$58	$58
Connecticut Avenue Securities Trust, Ser 2019-R06, Cl 2M2
2.184%, VAR ICE LIBOR USD 1 Month + 2.100%, 09/25/2039 (B)	174	175
Connecticut Avenue Securities Trust, Ser 2020-R02, Cl 2M2
2.084%, VAR ICE LIBOR USD 1 Month + 2.000%, 01/25/2040 (B)	336	338
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl A4
3.504%, 06/15/2057	421	456
DBWF Mortgage Trust, Ser 2018-GLKS, Cl A
1.116%, VAR ICE LIBOR USD 1 Month + 1.030%, 12/19/2030 (B)	798	798
Deutsche Alt-A Securities Mortgage Loan Trust, Ser 2006-AR4, Cl A2
0.464%, VAR ICE LIBOR USD 1 Month + 0.380%, 12/25/2036	158	74
Eagle Re, Ser 2020-1, Cl M1A
0.984%, VAR ICE LIBOR USD 1 Month + 0.900%, 01/25/2030 (B)	820	817
FHLMC Multifamily Structured Credit Risk, Ser MN1, Cl M1
2.050%, VAR SOFR30A + 2.000%, 01/25/2051 (B)	121	122
FHLMC STACR REMIC Trust, Ser 2021-DNA5, Cl M2
1.700%, VAR SOFR30A + 1.650%, 01/25/2034 (B)	260	262
FHLMC STACR Trust, Ser 2019-DNA3, Cl M2
2.134%, VAR ICE LIBOR USD 1 Month + 2.050%, 07/25/2049 (B)	56	57
FHLMC STACR Trust, Ser 2019-DNA4, Cl M2
2.034%, VAR ICE LIBOR USD 1 Month + 1.950%, 10/25/2049 (B)	286	287
FHLMC STACR Trust, Ser 2019-FTR2, Cl M2
2.234%, VAR ICE LIBOR USD 1 Month + 2.150%, 11/25/2048 (B)	403	403
FHLMC STACR Trust, Ser 2019-HQA3, Cl M2
1.934%, VAR ICE LIBOR USD 1 Month + 1.850%, 09/25/2049 (B)	348	349
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2017-HQA2, Cl M2B
2.734%, VAR ICE LIBOR USD 1 Month + 2.650%, 12/25/2029	630	644
First Horizon Alternative Mortgage Securities Trust, Ser 2006-FA3, Cl A9
6.000%, 07/25/2036	45	30

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA Connecticut Avenue Securities, Ser 2014-C04, Cl 1M2
4.984%, VAR ICE LIBOR USD 1 Month + 4.900%, 11/25/2024	$180	$185
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 1M2
4.084%, VAR ICE LIBOR USD 1 Month + 4.000%, 05/25/2025	191	194
FNMA Connecticut Avenue Securities, Ser 2015-C02, Cl 2M2
4.084%, VAR ICE LIBOR USD 1 Month + 4.000%, 05/25/2025	32	32
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 1M2
5.084%, VAR ICE LIBOR USD 1 Month + 5.000%, 07/25/2025	182	186
FNMA Connecticut Avenue Securities, Ser 2015-C03, Cl 2M2
5.084%, VAR ICE LIBOR USD 1 Month + 5.000%, 07/25/2025	60	61
FNMA Connecticut Avenue Securities, Ser 2015-C04, Cl 1M2
5.784%, VAR ICE LIBOR USD 1 Month + 5.700%, 04/25/2028	98	103
FNMA Connecticut Avenue Securities, Ser 2016-C05, Cl 2M2
4.534%, VAR ICE LIBOR USD 1 Month + 4.450%, 01/25/2029	469	487
FNMA Connecticut Avenue Securities, Ser 2016-C06, Cl 1M2
4.334%, VAR ICE LIBOR USD 1 Month + 4.250%, 04/25/2029	186	192
FNMA Connecticut Avenue Securities, Ser 2017-C02, Cl 2M2C
3.734%, VAR ICE LIBOR USD 1 Month + 3.650%, 09/25/2029	698	727
FNMA Connecticut Avenue Securities, Ser 2017-C03, Cl 1M2
3.084%, VAR ICE LIBOR USD 1 Month + 3.000%, 10/25/2029	398	409
GS Mortgage Securities Trust, Ser 2011- GC5, Cl D
5.303%, 08/10/2044 (B)(E)	12	6
GS Mortgage Securities Trust, Ser 2013-G1, Cl A2
3.557%, 04/10/2031 (B)(E)	1,485	1,485
GS Mortgage Securities Trust, Ser 2013-G1, Cl A1
2.059%, 04/10/2031 (B)	40	40
GS Mortgage Securities Trust, Ser 2014- GC18, Cl D
5.155%, 01/10/2047 (B)(E)	431	111

14	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2014- GC22, Cl A5
3.862%, 06/10/2047	$767	$826
GS Mortgage Securities Trust, Ser 2019- BOCA, Cl A
1.296%, VAR ICE LIBOR USD 1 Month + 1.200%, 06/15/2038 (B)	1,039	1,039
GS Mortgage Securities Trust, Ser 2019- SMP, Cl A
1.246%, VAR ICE LIBOR USD 1 Month + 1.150%, 08/15/2032 (B)	860	860
GS Mortgage Securities Trust, Ser 2021-1, Cl AS
2.638%, 08/17/2026	23	24
GS Mortgage Securities Trust, Ser 2021-1, Cl A1
1.433%, 08/17/2026	79	79
GS Mortgage Securities Trust, Ser 2021-1, Cl A2
2.435%, 08/17/2026	156	161
HFX, Ser 2017-1A, Cl A3
3.647%, 03/15/2035	800	827
Home Re, Ser 2020-1, Cl M1B
3.334%, VAR ICE LIBOR USD 1 Month + 3.250%, 10/25/2030 (B)	585	592
HomeBanc Mortgage Trust, Ser 2005-1, Cl A1
0.584%, VAR ICE LIBOR USD 1 Month + 0.500%, 03/25/2035	37	33
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C21, Cl A5
3.775%, 08/15/2047	955	1,029
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl XA, IO
0.977%, 09/15/2047 (E)	15,750	335
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	485	530
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	845	921
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C8, Cl AS
3.424%, 10/15/2045 (B)	1,200	1,226
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-C20, Cl A5
3.805%, 07/15/2047	900	963
JPMorgan Chase, Ser 2019-CL1, Cl M3
2.184%, VAR ICE LIBOR USD 1 Month + 2.100%, 04/25/2047 (B)	138	139

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl AJ
5.452%, 09/15/2039 (E)	$142	$76
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049 (B)	556	563
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C16, Cl A5
3.892%, 06/15/2047	950	1,021
Morgan Stanley Capital I Trust, Ser 2015- XLF2, Cl SNMA
2.046%, VAR ICE LIBOR USD 1 Month + 1.950%, 11/15/2026 (B)	102	90
Morgan Stanley Capital I Trust, Ser 2016- UB12, Cl A4
3.596%, 12/15/2049	755	831
Mortgage Insurance-Linked Notes, Ser 2019-1, Cl M1
1.984%, VAR ICE LIBOR USD 1 Month + 1.900%, 11/26/2029 (B)	141	141
Natixis Commercial Mortgage Securities Trust, Ser 2018-850T, Cl A
0.879%, VAR ICE LIBOR USD 1 Month + 0.784%, 07/15/2033 (B)	580	578
Natixis Commercial Mortgage Securities Trust, Ser 2019-MILE, Cl A
1.596%, VAR ICE LIBOR USD 1 Month + 1.500%, 07/15/2036 (B)	346	346
PMT Credit Risk Transfer Trust, Ser 2019- 1R, Cl A
2.088%, VAR ICE LIBOR USD 1 Month + 2.000%, 03/27/2024 (B)	130	130
PMT Credit Risk Transfer Trust, Ser 2019- 2R, Cl A
2.838%, VAR ICE LIBOR USD 1 Month + 2.750%, 05/27/2023 (B)	436	432
PMT Credit Risk Transfer Trust, Ser 2019- 3R, Cl A
2.788%, VAR ICE LIBOR USD 1 Month + 2.700%, 10/27/2022 (B)	74	74
PMT Credit Risk Transfer Trust, Ser 2020- 1R, Cl A
2.438%, VAR ICE LIBOR USD 1 Month + 2.350%, 02/27/2023 (B)	234	234
Radnor Re, Ser 2019-1, Cl M1B
2.034%, VAR ICE LIBOR USD 1 Month + 1.950%, 02/25/2029 (B)	404	405
Radnor Re, Ser 2019-2, Cl M1B
1.834%, VAR ICE LIBOR USD 1 Month + 1.750%, 06/25/2029 (B)	530	531

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Radnor Re, Ser 2020-1, Cl M1A
1.034%, VAR ICE LIBOR USD 1 Month + 0.950%, 01/25/2030 (B)	$311	$311
Radnor Re, Ser 2020-2, Cl M1C
4.684%, VAR ICE LIBOR USD 1 Month + 4.600%, 10/25/2030 (B)	426	430
STACR Trust, Ser 2018-DNA3, Cl M2
2.184%, VAR ICE LIBOR USD 1 Month + 2.100%, 09/25/2048 (B)	288	292
Starwood Retail Property Trust, Ser 2014-STAR, Cl A
1.566%, VAR ICE LIBOR USD 1 Month + 1.470%, 11/15/2027 (B)	1,081	722
Traingle Re, Ser 2020-1, Cl M1B
3.984%, VAR ICE LIBOR USD 1 Month + 3.900%, 10/25/2030 (B)	1,231	1,235
Traingle Re, Ser 2021-1, Cl M1B
3.084%, VAR ICE LIBOR USD 1 Month + 3.000%, 08/25/2033 (B)	368	369
UBS Commercial Mortgage Trust, Ser 2018- C10, Cl A4
4.313%, 05/15/2051	1,000	1,155
UBS Commercial Mortgage Trust, Ser 2018- C8, Cl A4
3.983%, 02/15/2051	855	972
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl A5
2.850%, 12/10/2045	194	198
Wells Fargo Commercial Mortgage Trust, Ser 2016-NXS6, Cl C
4.460%, 11/15/2049 (E)	620	668
Wells Fargo Commercial Mortgage Trust, Ser 2018-C48, Cl A5
4.302%, 01/15/2052	103	120
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 2M2
5.584%, VAR ICE LIBOR USD 1 Month + 5.500%, 11/25/2025 (B)	41	33
Wells Fargo Credit Risk Transfer Securities Trust, Ser 2015-WF1, Cl 1M2
5.334%, VAR ICE LIBOR USD 1 Month + 5.250%, 11/25/2025 (B)	155	123

		50,219

Total Mortgage-Backed Securities (Cost $64,309) ($ Thousands)		65,169

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS ^— 3.6%
FFCB
0.460%, VAR US Treasury 3 Month Bill Money Market Yield + 0.420%, 11/07/2022	$1,200	$1,206
0.430%, VAR United States Secured Overnight Financing Rate + 0.380%, 05/08/2023	7,400	7,446
0.360%, VAR United States Secured Overnight Financing Rate + 0.310%, 11/07/2022	2,500	2,509
0.310%, VAR US Treasury 3 Month Bill Money Market Yield + 0.270%, 05/16/2022	3,000	3,005
0.185%, VAR United States Secured Overnight Financing Rate + 0.135%, 11/06/2023	2,000	2,005
0.140%, VAR United States Secured Overnight Financing Rate + 0.090%, 09/23/2022	500	501
FHLMC
0.375%, 07/21/2025	1,400	1,388
FHLMC MTN
0.240%, VAR United States Secured Overnight Financing Rate + 0.190%, 06/02/2022	1,000	1,001
0.180%, VAR United States Secured Overnight Financing Rate + 0.130%, 08/05/2022	2,500	2,503
FNMA
0.625%, 04/22/2025	1,300	1,304
0.500%, 06/17/2025	1,500	1,496
0.250%, 05/22/2023	1,500	1,502
0.250%, 07/10/2023	1,100	1,101
0.250%, 11/27/2023	100	100

Total U.S. Government Agency Obligations (Cost $26,995) ($ Thousands)		27,067

ASSET-BACKED SECURITIES — 2.9%

Automotive — 0.5%

Avis Budget Rental Car Funding AESOP LLC, Ser 2018-1A, Cl A
3.700%, 09/20/2024 (B)	1,000	1,057
Avis Budget Rental Car Funding AESOP LLC, Ser 2018-2A, Cl A
4.000%, 03/20/2025 (B)	1,100	1,185
Carvana Auto Receivables Trust, Ser 2021-N3, Cl C
1.020%, 06/12/2028	333	333

16	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (B)	$346	$346
First Investors Auto Owner Trust, Ser 2020- 1A, Cl A
1.490%, 01/15/2025 (B)	162	163
Flagship Credit Auto Trust, Ser 2016-4, Cl D
3.890%, 11/15/2022 (B)	209	209
Ford Credit Auto Owner Trust, Ser 2021-1, Cl D
2.310%, 10/17/2033 (B)	510	514

		3,807

Credit Cards — 0.3%

Brex Commercial Charge Card Master Trust, Ser 2021-1, Cl A
2.090%, 07/15/2024 (B)	373	376
Mission Lane Credit Card Master Trust, Ser 2021-A, Cl B
2.240%, 09/15/2026 (B)	152	152
World Financial Network Credit Card Master Trust, Ser 2018-B, Cl M
3.810%, 07/15/2025	715	716
World Financial Network Credit Card Master Trust, Ser 2019-B, Cl M
3.040%, 04/15/2026	830	845

		2,089

Other Asset-Backed Securities — 2.1%

Affirm Asset Securitization Trust, Ser 2020- A, Cl A
2.100%, 02/18/2025 (B)	531	534
Affirm Asset Securitization Trust, Ser 2021- Z1, Cl A
1.070%, 08/15/2025 (B)	320	320
AGL CLO 12, Ser 2021-12A, Cl A1
1.290%, VAR ICE LIBOR USD 3 Month + 1.160%, 07/20/2034 (B)	837	837
Balboa Bay Loan Funding, Ser 2021-1A, Cl A
0.000%, 07/20/2034 (B)(F)	521	521
Ballyrock CLO 15, Ser 2021-1A, Cl C
3.266%, VAR ICE LIBOR USD 3 Month + 3.100%, 04/15/2034 (B)	500	499
Ballyrock CLO 16, Ser 2021-16A, Cl A1
1.265%, VAR ICE LIBOR USD 3 Month + 1.130%, 07/20/2034 (B)	1,054	1,054
Domino’s Pizza Master Issuer LLC, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	394	410
Dryden 78 CLO, Ser 2020-78A, Cl C
2.084%, VAR ICE LIBOR USD 3 Month + 1.950%, 04/17/2033 (B)	660	664

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Dryden 78 CLO, Ser 2020-78A, Cl D
3.134%, VAR ICE LIBOR USD 3 Month + 3.000%, 04/17/2033 (B)	$340	$342
Elevation CLO, Ser 2020-11A, Cl C
2.326%, VAR ICE LIBOR USD 3 Month + 2.200%, 04/15/2033 (B)	580	580
Elmwood CLO IX, Ser 2021-2A, Cl D
3.089%, VAR ICE LIBOR USD 3 Month + 2.950%, 07/20/2034 (B)	509	508
Flatiron CLO 21, Ser 2021-1A, Cl D
3.051%, VAR ICE LIBOR USD 3 Month + 2.900%, 07/19/2034 (B)	540	539
GCI Funding I LLC, Ser 2021-1, Cl A
2.380%, 06/18/2046 (B)	301	303
Goldentree Loan Management US CLO 7, Ser 2021-7A, Cl AR
1.204%, VAR ICE LIBOR USD 3 Month + 1.070%, 04/20/2034 (B)	553	553
Hardee’s Funding LLC, Ser 2018-1A, Cl A23
5.710%, 06/20/2048 (B)	376	426
Hardee’s Funding LLC, Ser 2020-1A, Cl A2
3.981%, 12/20/2050 (B)	265	282
Invitation Homes Trust, Ser 2018-SFR2, Cl C
1.376%, VAR ICE LIBOR USD 1 Month + 1.280%, 06/17/2037 (B)	197	197
Invitation Homes Trust, Ser 2018-SFR3, Cl C
1.393%, VAR ICE LIBOR USD 1 Month + 1.300%, 07/17/2037 (B)	377	378
Issuer LLC, Ser 2021-1, Cl A2
3.734%, 07/30/2051 (B)	724	744
Kayne CLO 7, Ser 2020-7A, Cl C
2.134%, VAR ICE LIBOR USD 3 Month + 2.000%, 04/17/2033 (B)	300	302
Magnetite XXVI, Ser 2020-26A, Cl A
1.876%, VAR ICE LIBOR USD 3 Month + 1.750%, 07/15/2030 (B)	988	988
Magnetite XXVI, Ser 2021-26A, Cl A1R
0.000%, 07/25/2034 (B)(F)	985	985
Marlette Funding Trust, Ser 2020-1A, Cl A
2.240%, 03/15/2030 (B)	2	2
Neighborly Issuer LLC, Ser 2021-1A, Cl A2
3.584%, 04/30/2051 (B)	279	289
Neuberger Berman Loan Advisers CLO 42, Ser 2021-42A, Cl A
1.241%, VAR ICE LIBOR USD 3 Month + 1.100%, 07/16/2035 (B)	984	984
Neuberger Berman Loan Advisers CLO 43, Ser 2021-43A, Cl A
1.242%, VAR ICE LIBOR USD 3 Month + 1.130%, 07/17/2035 (B)	624	624

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
OCP CLO, Ser 2021-18A, Cl AR
1.224%, VAR ICE LIBOR USD 3 Month + 1.090%, 07/20/2032 (B)		$722	$723
Upstart Securitization Trust, Ser 2020-3, Cl A
1.702%, 11/20/2030 (B)		260	262
Upstart Securitization Trust, Ser 2021-3, Cl B
1.660%, 07/20/2031 (B)		460	460
Voya CLO, Ser 2019-1A, Cl DR
2.976%, VAR ICE LIBOR USD 3 Month + 2.850%, 04/15/2031 (B)		265	266

			15,576

Total Asset-Backed Securities (Cost $21,214) ($ Thousands)			21,472

SOVEREIGN DEBT — 0.8%

Canadian Government Real Return Bond
0.500%, 12/01/2050	CAD	1,470	1,284
Colombia Government International Bond
3.125%, 04/15/2031		$213	208
Dominican Republic International Bond
4.875%, 09/23/2032 (B)		871	915
Egypt Government International Bond MTN
5.875%, 02/16/2031 (B)		682	674
Malaysia Government International Bond
3.882%, 03/10/2022	MYR	5,183	1,260
Oman Government International Bond
6.250%, 01/25/2031 (B)		$229	250
4.875%, 02/01/2025		340	356
Qatar Government International Bond
3.400%, 04/16/2025 (B)		294	319
Saudi Government International Bond MTN
2.900%, 10/22/2025 (B)		539	576

Total Sovereign Debt (Cost $5,755) ($ Thousands)			5,842

MUNICIPAL BONDS — 0.3%
California — 0.1%
California State, Build America Bonds, GO
5.700%, 11/01/2021		620	626

New York — 0.1%
New York & New Jersey, Port Authority, Ser AAA, RB
1.086%, 07/01/2023		490	497

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser D, GO
1.923%, 08/01/2031	$530	$532

		1,029

West Virginia — 0.1%
Tobacco Settlement Finance Authority, RB Callable 12/01/2030 @ 100
3.000%, 06/01/2035	645	666

Total Municipal Bonds (Cost $2,292) ($ Thousands)		2,321

	Shares

PREFERRED STOCK — 0.0%

Financials — 0.0%
Brookfield Property Preferred, 6.250%	39	1

Total Preferred Stock (Cost $1) ($ Thousands)		1

Total Investments in Securities — 118.0% (Cost $779,945) ($ Thousands)		$878,578

COMMON STOCK SOLD SHORT— (12.6)%

Communication Services — (0.6)%
Altice USA Inc, Cl A *	(2,037)	(56)
Cable One Inc	(84)	(176)
Charter Communications Inc, Cl A *	(1,209)	(987)
Comcast Corp, Cl A	(34,659)	(2,103)
Discovery Inc, Cl C *	(800)	(22)
DISH Network Corp, Cl A *	(1,752)	(76)
Interpublic Group of Cos Inc/The	(2,435)	(91)
Liberty Broadband Corp, Cl A *	(342)	(64)
Liberty Broadband Corp, Cl C *	(1,033)	(198)
Magnite Inc *	(500)	(15)
New York Times Co/The, Cl A	(2,024)	(103)
News Corp	(732)	(16)
News Corp, Cl A	(4,639)	(104)
Nexstar Media Group Inc, Cl A	(146)	(22)
Omnicom Group Inc	(659)	(48)
Sirius XM Holdings Inc	(12,800)	(80)
ViacomCBS Inc, Cl B	(4,142)	(172)

		(4,333)

Consumer Discretionary — (8.3)%
Acushnet Holdings Corp	(600)	(30)
Adient PLC *	(3,185)	(125)
Adtalem Global Education Inc *	(253)	(9)

18	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Advance Auto Parts Inc	(371)	$(75)
Amazon.com Inc *	(1,570)	(5,449)
American Axle & Manufacturing Holdings Inc *	(2,343)	(21)
American Eagle Outfitters Inc	(1,200)	(37)
Aptiv PLC *	(10,581)	(1,610)
Aramark	(4,013)	(140)
AutoZone Inc *	(117)	(181)
Bath & Body Works Inc	(1,733)	(117)
Best Buy Co Inc	(1,865)	(217)
Bloomin’ Brands Inc *	(1,700)	(46)
Booking Holdings Inc *	(617)	(1,419)
BorgWarner Inc	(9,966)	(425)
Boyd Gaming Corp *	(1,419)	(87)
Bright Horizons Family Solutions Inc *	(1,158)	(169)
Brinker International Inc *	(759)	(40)
Brunswick Corp/DE	(2,175)	(211)
Burlington Stores Inc *	(537)	(161)
Caesars Entertainment Inc *	(2,669)	(271)
Callaway Golf Co *	(2,690)	(75)
Capri Holdings Ltd *	(3,201)	(181)
CarMax Inc *	(1,312)	(164)
Carnival Corp, Cl A *	(12,744)	(308)
Carter’s Inc	(994)	(102)
Carvana Co, Cl A *	(412)	(135)
Cavco Industries Inc *	(44)	(11)
Century Communities Inc	(959)	(67)
Cheesecake Factory Inc/The *	(700)	(33)
Chegg Inc *	(1,771)	(147)
Chipotle Mexican Grill Inc, Cl A *	(414)	(788)
Choice Hotels International Inc	(902)	(108)
Churchill Downs Inc	(773)	(163)
Cracker Barrel Old Country Store Inc	(300)	(43)
Crocs Inc *	(1,497)	(214)
Dana Inc	(6,936)	(161)
Darden Restaurants Inc	(2,166)	(326)
Dave & Buster’s Entertainment Inc *	(1,000)	(37)
Deckers Outdoor Corp *	(792)	(331)
Dollar General Corp	(1,940)	(432)
Dollar Tree Inc *	(1,327)	(120)
Domino’s Pizza Inc	(595)	(308)
DoorDash, Cl A *	(400)	(77)
Dorman Products Inc *	(1,180)	(111)
DR Horton Inc	(7,951)	(760)
DraftKings Inc, Cl A *	(4,500)	(267)
eBay Inc	(4,779)	(367)
Etsy Inc *	(675)	(146)
Expedia Group *	(2,065)	(298)
Fisker *	(4,700)	(66)
Five Below Inc *	(200)	(43)
Floor & Decor Holdings Inc, Cl A *	(928)	(114)
Foot Locker Inc	(1,000)	(57)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Ford Motor Co *	(150,157)	$(1,957)
Fox Factory Holding Corp *	(1,500)	(230)
frontdoor Inc *	(100)	(4)
GameStop Corp, Cl A *	(400)	(87)
Gap Inc/The	(1,700)	(45)
Garmin Ltd	(3,967)	(692)
General Motors Co *	(51,304)	(2,514)
Gentex Corp	(11,309)	(348)
Gentherm Inc *	(1,360)	(117)
Genuine Parts Co	(1,660)	(203)
G-III Apparel Group Ltd *	(700)	(22)
Goodyear Tire & Rubber Co/The *	(10,915)	(173)
GoPro Inc, Cl A *	(1,851)	(18)
Grand Canyon Education Inc *	(455)	(41)
H&R Block Inc	(803)	(21)
Hanesbrands Inc	(7,970)	(149)
Harley-Davidson Inc	(6,713)	(265)
Hasbro Inc	(3,561)	(350)
Helen of Troy Ltd *	(764)	(183)
Hilton Grand Vacations Inc *	(1,500)	(66)
Hilton Worldwide Holdings Inc *	(4,931)	(616)
Home Depot Inc/The	(7,742)	(2,525)
Installed Building Products Inc	(822)	(102)
iRobot Corp *	(553)	(45)
Jack in the Box Inc	(587)	(62)
Johnson Outdoors Inc, Cl A	(195)	(22)
KB Home	(2,397)	(103)
Kohl’s Corp	(1,200)	(69)
Kontoor Brands Inc	(1,000)	(54)
Las Vegas Sands Corp *	(5,486)	(245)
Laureate Education Inc, Cl A *	(900)	(14)
La-Z-Boy Inc, Cl Z	(359)	(13)
LCI Industries	(1,029)	(146)
Lear Corp	(2,589)	(414)
Leggett & Platt Inc	(4,001)	(194)
Lennar Corp, Cl A	(6,436)	(691)
Lennar Corp, Cl B	(600)	(53)
LGI Homes Inc *	(567)	(91)
Lithia Motors Inc, Cl A	(200)	(66)
LKQ Corp *	(3,008)	(158)
Lowe’s Cos Inc	(5,335)	(1,088)
Lululemon Athletica Inc *	(2,648)	(1,060)
M/I Homes Inc *	(662)	(43)
Macy’s Inc	(2,200)	(49)
Malibu Boats Inc, Cl A *	(900)	(64)
Marriott International Inc/MD, Cl A *	(4,361)	(589)
Marriott Vacations Worldwide Corp *	(734)	(110)
Mattel *	(8,761)	(187)
McDonald’s Corp	(11,993)	(2,848)
MDC Holdings Inc	(2,082)	(109)
Meritage Homes Corp *	(1,094)	(122)
MGM Resorts International	(6,438)	(274)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Mohawk Industries Inc *	(1,415)	$(280)
Murphy USA Inc	(100)	(16)
Newell Brands	(9,282)	(236)
NIKE Inc, Cl B	(27,586)	(4,545)
Nordstrom Inc *	(1,200)	(34)
Norwegian Cruise Line Holdings Ltd *	(4,886)	(126)
NVR Inc *	(93)	(482)
Ollie’s Bargain Outlet Holdings Inc *	(478)	(35)
O’Reilly Automotive Inc *	(452)	(269)
Overstock.com Inc *	(500)	(36)
Papa John’s International Inc	(462)	(59)
Peloton Interactive Inc, Cl A *	(5,957)	(597)
Penn National Gaming Inc *	(2,510)	(204)
Perdoceo Education Corp *	(634)	(7)
Planet Fitness Inc, Cl A *	(1,519)	(123)
Polaris Inc	(1,467)	(176)
Pool Corp	(295)	(146)
PulteGroup Inc	(6,833)	(368)
Purple Innovation Inc, Cl A *	(300)	(7)
PVH Corp *	(1,908)	(200)
QuantumScape, Cl A *	(2,700)	(59)
Qurate Retail Inc	(1,600)	(18)
Ralph Lauren Corp, Cl A	(1,074)	(125)
RH *	(100)	(70)
Ross Stores Inc	(2,485)	(294)
Royal Caribbean Cruises Ltd *	(2,953)	(244)
Scientific Games Corp, Cl A *	(1,038)	(75)
SeaWorld Entertainment Inc *	(700)	(34)
Service Corp International/US	(3,438)	(216)
Shake Shack Inc, Cl A *	(400)	(35)
Six Flags Entertainment Corp *	(594)	(25)
Skechers USA Inc, Cl A *	(3,068)	(155)
Skyline Champion Corp *	(750)	(47)
Smith & Wesson Brands Inc	(2,001)	(48)
Sonos Inc *	(2,304)	(92)
Standard Motor Products Inc	(1,909)	(82)
Starbucks Corp	(18,430)	(2,165)
Steven Madden Ltd	(2,000)	(81)
Stitch Fix Inc, Cl A *	(400)	(17)
Stoneridge Inc *	(1,270)	(30)
Strategic Education Inc	(289)	(23)
Stride Inc *	(1,600)	(55)
Sturm Ruger & Co Inc	(301)	(24)
Tapestry Inc	(6,123)	(247)
Target Corp	(3,741)	(924)
Taylor Morrison Home Corp, Cl A *	(4,351)	(122)
Tempur Sealy International Inc	(4,348)	(194)
Tenneco Inc, Cl A *	(2,374)	(37)
Terminix Global Holdings Inc *	(2,290)	(95)
Tesla Inc *	(7,544)	(5,550)
Texas Roadhouse Inc, Cl A	(972)	(92)
Thor Industries Inc	(2,058)	(233)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
TJX Cos Inc/The	(8,159)	$(593)
Toll Brothers Inc	(3,045)	(195)
TopBuild Corp *	(1,043)	(228)
Tractor Supply Co	(760)	(148)
Travel + Leisure Co	(1,952)	(107)
Tri Pointe Homes Inc *	(3,344)	(79)
Tupperware Brands Corp *	(1,400)	(33)
Ulta Beauty Inc *	(315)	(122)
Under Armour Inc, Cl A *	(3,608)	(83)
Under Armour Inc, Cl C *	(5,441)	(109)
Vail Resorts Inc	(700)	(213)
VF Corp	(8,176)	(625)
Victoria’s Secret & Co *	(578)	(38)
Vista Outdoor Inc *	(1,960)	(80)
Visteon Corp *	(1,427)	(151)
Wayfair Inc, Cl A *	(558)	(157)
Wendy’s Co/The	(3,372)	(78)
Whirlpool Corp	(1,594)	(353)
Williams-Sonoma Inc	(771)	(144)
Wingstop Inc	(600)	(103)
Winnebago Industries Inc	(1,169)	(81)
Wolverine World Wide Inc	(1,654)	(59)
Workhorse Group Inc *	(3,900)	(38)
WW International Inc *	(1,300)	(28)
Wyndham Hotels & Resorts Inc	(1,866)	(136)
Wynn Resorts Ltd *	(1,664)	(169)
XPEL Inc *	(500)	(38)
YETI Holdings Inc *	(1,819)	(181)
Yum China Holdings Inc	(5,941)	(366)
Yum! Brands Inc	(4,938)	(647)

		(61,947)

Information Technology — (2.4)%
Advanced Micro Devices Inc *	(4,132)	(458)
Amphenol Corp, Cl A	(3,200)	(245)
Analog Devices Inc	(1,025)	(167)
Apple Inc	(35,523)	(5,393)
Applied Materials Inc	(3,622)	(489)
Arista Networks Inc *	(300)	(111)
Arrow Electronics Inc *	(898)	(109)
Broadcom	(1,658)	(824)
CDW Corp/DE	(983)	(197)
Ciena Corp *	(900)	(51)
Cisco Systems Inc/Delaware	(18,287)	(1,079)
Cognex Corp	(900)	(80)
Corning Inc	(4,395)	(176)
Dell Technologies Inc, Cl C *	(1,237)	(121)
Enphase Energy Inc *	(366)	(64)
Entegris Inc	(500)	(60)
ePlus Inc *	(100)	(11)
F5 Networks Inc *	(403)	(82)

20	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Fabrinet *	(510)	$(53)
Hewlett Packard Enterprise Co	(8,557)	(132)
HP Inc	(5,693)	(169)
II-VI Inc *	(418)	(26)
Intel Corp	(16,471)	(890)
Jabil Inc	(1,278)	(79)
Juniper Networks Inc	(566)	(16)
Keysight Technologies Inc *	(967)	(173)
KLA Corp	(641)	(218)
Lam Research Corp	(577)	(349)
Lumentum Holdings Inc *	(100)	(9)
Marvell Technology Inc	(3,633)	(222)
Microchip Technology Inc	(987)	(155)
Micron Technology Inc	(4,377)	(323)
MKS Instruments Inc	(424)	(62)
Monolithic Power Systems Inc	(278)	(138)
Motorola Solutions Inc	(930)	(227)
NetApp Inc	(1,328)	(118)
Novanta Inc *	(100)	(15)
NVIDIA Corp	(9,028)	(2,021)
NXP Semiconductors NV	(700)	(151)
ON Semiconductor Corp *	(577)	(26)
PC Connection Inc	(100)	(5)
Pure Storage Inc, Cl A *	(1,112)	(29)
Qorvo Inc *	(439)	(83)
QUALCOMM Inc	(4,596)	(674)
Skyworks Solutions Inc	(992)	(182)
Super Micro Computer Inc *	(748)	(27)
SYNNEX Corp	(500)	(64)
Teradyne Inc	(903)	(110)
Texas Instruments Inc	(4,087)	(780)
Trimble Inc *	(876)	(83)
Universal Display Corp	(146)	(30)
Western Digital Corp *	(1,310)	(83)
Xerox Holdings Corp	(1,000)	(23)
Xilinx Inc	(762)	(119)
Zebra Technologies Corp, Cl A *	(186)	(109)

		(17,690)

Materials — (1.3)%
Air Products and Chemicals Inc	(2,599)	(700)
Albemarle Corp	(1,000)	(237)
Alcoa Corp *	(1,500)	(67)
Amcor PLC	(18,662)	(240)
AptarGroup Inc	(800)	(108)
Avery Dennison Corp	(939)	(212)
Axalta Coating Systems Ltd *	(2,073)	(63)
Ball Corp	(3,383)	(325)
Berry Global Group Inc *	(1,754)	(118)
Celanese Corp, Cl A	(1,119)	(177)
CF Industries Holdings Inc	(1,459)	(66)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK SOLD SHORT (continued)
Chemours Co/The	(1,900)	$(64)
Cleveland-Cliffs Inc *	(4,200)	(99)
Commercial Metals Co	(1,269)	(41)
Corteva Inc	(6,911)	(304)
Crown Holdings Inc	(1,465)	(161)
Dow Inc	(7,029)	(442)
DuPont de Nemours Inc	(4,993)	(370)
Eastman Chemical Co	(1,240)	(140)
Ecolab Inc	(2,623)	(591)
Element Solutions Inc	(800)	(18)
FMC Corp	(1,643)	(154)
Freeport-McMoRan Inc, Cl B	(13,437)	(489)
Graphic Packaging Holding Co	(2,440)	(50)
Hecla Mining Co	(3,105)	(19)
Huntsman Corp	(1,269)	(33)
International Flavors & Fragrances Inc	(1,881)	(285)
International Paper Co	(4,162)	(250)
Louisiana-Pacific Corp	(974)	(62)
LyondellBasell Industries NV, Cl A	(2,700)	(271)
Martin Marietta Materials Inc	(453)	(173)
Mosaic Co/The	(2,361)	(76)
Newmont Corp	(8,092)	(469)
Nucor Corp	(3,024)	(355)
Olin Corp	(900)	(45)
Packaging Corp of America	(1,132)	(172)
PPG Industries Inc	(2,476)	(395)
Reliance Steel & Aluminum Co	(1,181)	(177)
Royal Gold Inc	(800)	(89)
RPM International Inc	(1,825)	(150)
Scotts Miracle-Gro Co/The, Cl A	(575)	(90)
Sealed Air Corp	(1,348)	(82)
Sherwin-Williams Co/The	(2,391)	(726)
Sonoco Products Co	(488)	(32)
Southern Copper Corp	(925)	(58)
Steel Dynamics Inc	(2,216)	(150)
United States Steel Corp	(900)	(24)
Valvoline Inc	(1,300)	(39)
Vulcan Materials Co	(1,042)	(194)
Westrock Co	(2,906)	(151)

		(9,803)

Total Common Stock Sold Short (Proceeds $69,915) ($ Thousands)		(93,773)

Total Investments Sold Short — (12.6)% (Proceeds $69,915) ($ Thousands)		$(93,773)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTIONS* — 0.2%
Total Purchased Options (I) (Cost $1,839) ($ Thousands)	541	$1,504

WRITTEN OPTIONS* — (0.1)%
Total Written Options (I) (Premiums Received $576) ($ Thousands)	(505)	$(500)

A list of the exchange traded option contracts held by the Fund at August 31, 2021, is as follows:

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)

PURCHASED OPTIONS *^— 0.2%

Put Options
December 2021, Coffee	12	$20	$155.00	11/20/2021	$6
November 2021, Crude Oil	41	21	55.00	9/18/2021	2
October 2021, Cattle	38	30	122.00	10/16/2021	9
October 2021, LME Lead	26	33	2,250.00	10/16/2021	37
October 2021, Natural Gas	51	97	3.90	9/18/2021	23
September 2021, LME Lead	32	37	2,250.00	9/18/2021	3
September 2021, LME Nickel	16	29	18,000.00	9/18/2021	1

		267			81

Call Options
December 2021, Cotton	34	189	80.00	11/20/2021	222
December 2021, Crude Oil	21	41	80.00	10/16/2021	13
December 2021, Gold	24	316	1,695.00	11/20/2021	322
January 2022, Natural Gas	39	164	5.00	12/18/2021	187
March 2022, Crude Oil	60	72	85.00	1/22/2022	55
November 2021, Soybean	42	345	1,300.00	10/16/2021	77
March 2021, Primary Aluminum	47	202	2,400.00	10/16/2021	378
March 2021, Primary Aluminum	47	231	2,400.00	9/18/2021	169
September 2021, Zinc	11	12	3,150.00	9/18/2021	–

		1,572			1,423

Total Purchased Options		$1,839			$1,504

WRITTEN OPTIONS *^— (0.1)%

Put Options
December 2021, Crude Oil	(21)	$(30)	60.00	10/16/21	$(12)
January 2022, Natural Gas	(10)	(19)	3.50	12/18/21	(10)
November 2021, Crude Oil	(41)	(4)	45.00	09/18/21	–
November 2021, Crude Oil	(22)	(21)	60.00	09/18/21	(3)
October 2021, Cattle	(38)	(11)	115.00	10/16/21	(2)
October 2021, Natural Gas	(50)	(25)	3.50	09/18/21	(4)

		(110)			(31)

Call Options
December 2021, Coffee	(12)	(21)	300.00	11/20/21	(8)
December 2021, Cotton	(34)	(29)	105.00	11/20/21	(24)
December 2021, Crude Oil	(4)	(2)	90.00	10/16/21	–
December 2021, Gold	(24)	(51)	1,950.00	11/20/21	(32)
January 2022, Natural Gas	(12)	(67)	4.20	12/18/21	(89)

22	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Description	Number of Contracts	Notional Amount (Thousands) †	Exercise Price	Expiration Date	Value (Thousands)

WRITTEN OPTIONS (continued)
January 2022, Natural Gas	(78)	$(140)	$7.00	12/18/21	$(162)
March 2022, Crude Oil	(60)	(26)	100.00	01/22/22	(12)
March 2022, Natural Gas	(11)	(71)	3.85	02/19/22	(83)
November 2021, Soybean	(15)	(10)	1,800.00	10/16/21	–
October 2021, LME Lead	(26)	(36)	2,350.00	10/16/21	(24)
March 2021, Primary Aluminum	(24)	(5)	3,000.00	10/16/21	(7)
March 2021, Primary Aluminum	(23)	(8)	2,800.00	10/16/21	(28)

		(466)			(469)

Total Written Options		$(576)			$(500)

† Represents cost.

A list of the open futures contracts held by the Fund at August 31, 2021, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Brent Crude^	17	Dec-2021	$ 1,203	$1,198	$(5)
Brent Crude^	85	Oct-2021	6,258	6,089	(169)
Brent Crude^	17	Oct-2021	1,153	1,218	65
Coffee C^	54	Dec-2021	3,770	3,967	197
Copper^	55	Jan-2022	5,922	6,016	94
Copper^	18	Jan-2022	1,974	1,969	(5)
Corn^	147	Dec-2021	4,013	3,927	(86)
Cotton No. 2^	2	Mar-2022	92	92	–
Cotton No. 2^	65	Dec-2021	3,077	3,007	(70)
Gasoline^	6	Oct-2021	516	521	5
Gold^	37	Jan-2022	6,703	6,727	24
Heating Oil^	22	Oct-2021	1,930	1,963	33
ICE White Sugar^	45	Sep-2021	1,011	1,087	76
KC HRW Wheat^	41	Dec-2021	1,489	1,460	(29)
Lean Hogs^	39	Oct-2021	1,361	1,385	24
Lean Hogs^	44	Dec-2021	1,419	1,442	23
Lean Hogs^	39	Oct-2021	1,404	1,385	(19)
Live Cattle^	43	Nov-2021	2,171	2,183	12
LME Lead^	32	Dec-2021	1,832	1,802	(30)
LME Lead^	73	Sep-2021	4,274	4,172	(102)
LME Nickel^	16	Nov-2021	1,843	1,877	34
LME Nickel^	2	Dec-2021	234	235	1
LME Zinc^	11	Dec-2021	818	827	9
Low Sulphur Gasoil^	46	Jan-2022	2,723	2,727	4
Low Sulphur Gasoil^	69	Nov-2021	4,003	4,133	130
Natural Gas^	134	Jan-2022	5,428	6,114	686
Natural Gas^	64	Oct-2021	2,670	2,832	162
NY Harbor ULSD^	35	Jan-2022	3,111	3,108	(3)
NY Harbor ULSD^	11	Nov-2021	921	981	60
Silver^	23	Jan-2022	2,708	2,761	53
Soybean^	124	Nov-2021	8,516	8,013	(503)
Soybean Meal^	114	Dec-2021	4,291	3,940	(351)
Soybean Oil^	12	Jan-2022	438	423	(15)
Soybean Oil^	88	Dec-2021	3,437	3,102	(335)
Sugar No. 11^	76	Oct-2021	1,508	1,689	181
Ultra 10-Year U.S. Treasury Notes	2	Dec-2021	296	296	–
Wheat^	75	Dec-2021	2,787	2,708	(79)
WTI Crude Oil^	89	May-2022	6,005	5,837	(168)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
WTI Crude Oil^	121	Oct-2021	$8,194	$8,259	$65

			111,503	111,472	(31)

Short Contracts
90-Day Euro$	(60)	Mar-2022	$(14,975)	$(14,978)	$(3)
90-Day Euro$	(25)	Sep-2022	(6,229)	(6,233)	(4)
Corn^	(8)	Dec-2021	(212)	(214)	(2)
Cotton No. 2^	(7)	Dec-2021	(314)	(324)	(10)
Feeder Cattle^	(30)	Oct-2021	(2,482)	(2,516)	(34)
Live Cattle^	(22)	Jan-2022	(1,178)	(1,175)	3
Live Cattle^	(6)	Mar-2022	(331)	(331)	–
LME Primary Aluminum^	(47)	Oct-2021	(2,998)	(3,191)	(193)
MSCI EAFE Index	(92)	Sep-2021	(10,864)	(10,817)	47
Natural Gas^	(4)	Nov-2021	(167)	(181)	(14)
NYMEX Cocoa^	(3)	Dec-2021	(76)	(76)	–
Palladium^	(6)	Jan-2022	(1,582)	(1,483)	99
Platinum^	(23)	Jan-2022	(1,159)	(1,169)	(10)
S&P 500 Index E-MINI	(97)	Sep-2021	(20,547)	(21,924)	(1,377)
Soybean Oil^	(20)	Dec-2021	(742)	(705)	37
Sugar No. 11^	(37)	Oct-2021	(828)	(822)	6
U.S. 2-Year Treasury Notes	(180)	Jan-2022	(39,632)	(39,659)	(27)
U.S. 5-Year Treasury Notes	(195)	Jan-2022	(24,110)	(24,125)	(15)
U.S. 10-Year Treasury Notes	(85)	Dec-2021	(11,295)	(11,344)	(49)
U.S. Ultra Long Treasury Bond	(21)	Dec-2021	(4,129)	(4,143)	(14)
WTI Crude Oil^	(41)	Nov-2021	(2,769)	(2,786)	(17)

			(146,619)	(148,196)	(1,577)

			$(35,116)	$(36,724)	$(1,608)

A list of the open forward foreign currency contracts held by the Fund at August 31, 2021, is as follows:

Counterparty	Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) (Thousands)

Bank of America	09/30/21	USD	3,553	RUB	265,306	$54

Brown Brothers Harriman	09/24/21	CAD	456	USD	363	3

Brown Brothers Harriman	10/13/21	SEK	2,894	USD	336	2

Brown Brothers Harriman	10/13/21	SEK	2,724	USD	313	(3)

Citigroup	11/09/21	AUD	10,337	USD	7,449	(107)

Deutsche Bank	11/08/21	EUR	578	USD	686	4

Morgan Stanley	09/23/21	MYR	5,636	USD	1,363	5

Morgan Stanley	09/24/21	CAD	12,686	USD	10,179	139

Societe Generale	10/13/21	SEK	75,775	USD	8,805	28

						$125

A list of the open centrally cleared swap agreements held by the Fund at August 31, 2021, is as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CBMX.BBB.577808	Sell	3.00%	Monthly	09/17/2058	$(2,900)	$(230)	$(343)	$113
CDX.NAIGS.36V1-5Y	Buy	1.00%	Quarterly	06/20/2026	48,950	(1,234)	(971)	(263)
China	Buy	1.00%	Quarterly	06/20/2026	20,500	(654)	(639)	(15)
CMBX.BBB.577807	Buy	3.00%	Monthly	05/11/2063	1,400	383	376	7
Malaysia	Buy	1.00%	Quarterly	06/20/2026	36,970	(963)	(974)	11

						$(2,698)	$(2,551)	$(147)

24	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
3-MONTH SEK -STIBOR	-0.165%	Annually	08/30/2024	SEK	170,000	$(177)	$–	$(177)
1.9905	3-MONTH USD - LIBOR	Quarterly	04/21/2025	USD	2,040	(99)	–	(99)
2.4875%	3-MONTH USD - LIBOR	Quarterly	06/09/2025	USD	1,240	(84)	–	(84)
2.293%	3-MONTH USD - LIBOR	Quarterly	08/04/2025	USD	1,833	(114)	–	(114)
1.487	3-MONTH USD - LIBOR	Quarterly	10/04/2026	USD	7,010	(212)	–	(212)
1.66	3-MONTH USD - LIBOR	Quarterly	11/08/2026	USD	1,040	(41)	–	(41)
1.67	3-MONTH USD - LIBOR	Quarterly	11/09/2026	USD	1,230	(50)	–	(50)
2.44	3-MONTH USD -LIBOR	Quarterly	04/04/2027	USD	3,640	(298)	–	(298)
0.5575%	3-MONTH USD - LIBOR	Quarterly	06/05/2027	USD	15,050	357	–	357
2.3545	3-MONTH USD - LIBOR	Quarterly	07/12/2027	USD	720	(57)	–	(57)
2.1495%	3-MONTH USD - LIBOR	Quarterly	06/04/2029	USD	5,145	(374)	–	(374)
1.593%	3-MONTH USD - LIBOR	Quarterly	09/27/2029	USD	2,440	(73)	–	(73)
.6165%	3-MONTH USD - LIBOR	Quarterly	05/21/2031	USD	17,160	(513)	–	(513)
2.631%	3-MONTH USD - LIBOR	Quarterly	11/10/2035	USD	1,300	(190)	–	(190)
2.297	3-MONTH CAD - CDOR	Semi-Annually	03/03/2051	CAD	530	(23)	–	(23)
2.3325%	3-MONTH CAD -CDOR	Semi-Annually	03/04/2051	CAD	1,590	(51)	–	(51)

						$(1,999)	$–	$(1,999)

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

A list of the open OTC swap agreements held by the Fund at August 31, 2021, is as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Credit Suisse	CMBX.NA.A.6 Index	Sell	2.00%	Monthly	05/11/2063	$(1,125)	$(112)	$(24)	$(88)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(778)	(213)	(50)	(163)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(217)	(59)	(13)	(46)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(565)	(154)	(40)	(114)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(172)	(47)	(20)	(27)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(29)	(8)	(2)	(6)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	12/31/2049	(162)	(44)	(10)	(34)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(182)	(50)	(29)	(21)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(254)	(69)	(40)	(29)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(16)	(4)	(2)	(2)
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(143)	(39)	(13)	(26)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(289)	(79)	(38)	(41)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(190)	(52)	(19)	(33)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(8)	(3)	(5)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Quarterly	05/11/2063	(55)	(15)	(6)	(9)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(29)	(8)	(4)	(4)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(965)	(264)	(137)	(127)
Credit Suisse	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(243)	(66)	(35)	(31)
JPMorgan Chase	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(34)	(9)	(3)	(6)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(8)	(3)	(5)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(27)	(11)	(16)
Deutsche Bank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(100)	(27)	(11)	(16)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(4)	(1)	(1)	—
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(21)	(6)	(3)	(3)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(29)	(8)	(4)	(4)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(750)	(205)	(57)	(148)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(166)	(45)	(14)	(31)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(14)	(4)	(1)	(3)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(28)	(8)	(2)	(6)
Goldman Sachs	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(163)	(45)	(24)	(21)
Citibank	CMBX.NA.BBB.6 Index	Sell	3.00%	Monthly	05/11/2063	(15)	(4)	(1)	(3)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(185)	(51)	(22)	(29)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(32)	(9)	(4)	(5)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(46)	(12)	(6)	(6)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(33)	(9)	(4)	(5)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(35)	(10)	(3)	(7)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(90)	(25)	(10)	(15)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(65)	(18)	(7)	(11)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(45)	(12)	(5)	(7)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(19)	(5)	(2)	(3)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(64)	(17)	(7)	(10)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(29)	(8)	(4)	(4)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(535)	(146)	(63)	(83)
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(108)	(29)	(13)	(16)
Credit Suisse	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(4)	(1)	—	(1)
Goldman Sachs	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(20)	(5)	(2)	(3)
JPMorgan Chase	CMBX.NA.BBB-.6 Index	Sell	3.00%	Quarterly	05/11/2063	(91)	(24)	(11)	(13)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(7)	(2)	(1)	(1)
Citibank	CMBX.NA.BBB-.6 Index	Sell	3.00%	Monthly	05/11/2063	(90)	(25)	(10)	(15)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	531	42	107	(65)
Morgan Stanley	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	266	21	51	(30)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	531	42	106	(64)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	2,255	178	452	(274)

26	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	$1,127	$89	$221	$(132)
Citibank	CMBX.NA.BBB-.9	Buy	3.00%	Monthly	09/17/2058	57	4	11	(7)
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	509	40	39	1
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	80	71	9
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,255	99	84	15
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	264	20	17	3
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	251	20	17	3
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Monthly	09/17/2058	1,018	80	73	7
Citibank	CMBX.NA.BBB-.9 Index	Buy	3.00%	Quarterly	09/17/2058	265	20	17	3
Goldman Sachs	CMBX-BBB-557874	Buy	3.00%	Monthly	09/17/2058	498	39	85	(46)
Citibank	CMBX-BBB-560152	Buy	3.00%	Monthly	09/17/2058	532	42	106	(64)
Citibank	CMBX-BBB-561625	Buy	3.00%	Monthly	09/17/2058	55	4	11	(7)
JPMorgan Chase	CMBX-BBB-562055	Buy	3.00%	Monthly	09/17/2058	232	18	46	(28)

							$(1,258)	$720	$(1,978)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	iBoxx$ Liquid High Yield Index	INDEX RETURN	3-MONTH USD-LIBOR	Quarterly	09/20/2021	USD	4,583	$(63)	$–	$(63)
JPMorgan Chase	iBoxx$ Liquid High Yield Index	3-MONTH USD -LIBOR	INDEX RETURN	Quarterly	09/20/2021	USD	7,958	(93)	–	(93)
Macquarie Bank Limited	Bloomberg Commodity Index^	US T-BILL HIGH DISCOUNT RATE + 9 BPS	INDEX RETURN	Monthly	10/06/2021	USD	(10,016)	171	–	171
Macquarie Bank Limited	MacQuarie Commodity Product 251E^	0.33%	INDEX RETURN	Monthly	09/04/2021	USD	(1,896)	(1)	–	(1)
Merrill Lynch	Bloomberg Commodity Index^	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	10/06/2021	USD	(14,584)	249	–	249
Merrill Lynch	Bloomberg Commodity Index^	US T-BILL HIGH DISCOUNT RATE + 12 BPS	INDEX RETURN	Monthly	10/06/2021	USD	(2,092)	35	–	35
Merrill Lynch	BofA Merrill Lynch Commodity Total Return Index^	3-Month U.S. Treasury rate plus 13 BPS	INDEX RETURN	Monthly	09/04/2021	USD	(2,534)	23	–	23
Societe Generale	Bloomberg Commodity Index^	US T-BILL HIGH DISCOUNT RATE + 11 BPS	INDEX RETURN	Monthly	10/06/2021	USD	(8,927)	152	–	152
Societe Generale	Bloomberg Commodity Index^	US T-BILL HIGH DISCOUNT RATE + 14 BPS	INDEX RETURN	Monthly	10/06/2021	USD	(2,279)	38	–	38
Societe Generale	Societe Generale Commodities Custom Alpha 061 Index^	0.35%	INDEX RETURN	Monthly	09/04/2021	USD	(3,083)	(8)	–	(8)

								$503	$–	$503

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

As of August 31, 2021, the Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount ($ Thousands)	Counterparty	Rate	Maturity	Value ($ Thousands)
$(18,755)	Chase Securities	0.12%	Open Ended	$(18,755)
(5,746)	Chase Securities	0.11%	Open Ended	(5,746)
(4,690)	Chase Securities	0.10%	Open Ended	(4,690)
(70,665)	HSBC	0.09%	Open Ended	(70,665)
(55,281)	HSBC	0.08%	Open Ended	(55,281)

				$(155,137)

Percentages are based on Net Assets of $744,671 ($ Thousands).
^	Security, or a portion thereof, is held by the MARR Commodity Strategy Subsidiary, Ltd. as of August 31, 2021.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.
(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2021, the value of these securities amounted to $86,000 ($ Thousands), representing 11.5% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.
(D)	Perpetual security with no stated maturity date.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(F)	No interest rate available.
(G)	Security, or a portion thereof, has been pledged as collateral on reverse repurchase agreements.
(H)	Security, or portion thereof, has been pledged as collateral on securities sold short.
(I)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BPS — Basis Points

CAD — Canadian Dollar

CDOR — Canadian Dollar Offered Rate

Cl — Class

CLO — Collateralized Loan Obligation

CMBX — Commercial Mortgage-Backed Index

CMO — Collateralized Mortgage Obligation

DAC — Designated Activity Company

EAFE — Europe, Australasia and Far East

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HRW — Hard Red Winter

ICE — Intercontinental Exchange

IO — Interest Only — face amount represents notional amount.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LME — London Metal Exchange

Ltd — Limited

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

MYR — Malaysian Ringgit

NYMEX — New York Mercantile Exchange

OTC — Over The Counter

PLC — Public Limited Company

RB — Revenue Bond

REMIC — Real Estate Mortgage Investment Conduit

RUB — Russian Ruble

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

STACR — Structured Agency Credit Risk

STIBOR — Stockholm Interbank Offered Rate

TBA — To Be Announced

ULSD — Ultra-Low Sulfur Diesel

UMBS — Uniform Mortgage Backed Securities

USD — U.S. Dollar

VAR — Variable Rate

WTI — West Texas Intermediate

The following is a list of the level of inputs used as of August 31, 2021, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Treasury Obligations	–	466,715	–	466,715
Common Stock	208,737	–	–	208,737
Corporate Obligations	–	81,254	–	81,254
Mortgage-Backed Securities	–	65,169	–	65,169
U.S. Government Agency Obligations	–	27,067	–	27,067
Asset-Backed Securities	–	21,472	–	21,472
Sovereign Debt	–	5,842	–	5,842
Municipal Bonds	–	2,321	–	2,321
Preferred Stock	–	1	–	1

Total Investments in Securities	208,737	669,841	–	878,578

Securities Sold Short
Common Stock	(93,773)	–	–	(93,773)

Total Securities Sold Short	(93,773)	–	–	(93,773)

Other Financial Instruments	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Purchased Options	1,504	–	–	1,504
Written Options	(500)	–	–	(500)
Futures Contracts*
Unrealized Appreciation	2,130	–	–	2,130
Unrealized Depreciation	(3,738)	–	–	(3,738)
Forwards Contracts*
Unrealized Appreciation	–	235	–	235
Unrealized Depreciation	–	(110)	–	(110)
Centrally Cleared Swaps
Credit Default Swaps*
Unrealized Appreciation	–	131	–	131
Unrealized Depreciation	–	(278)	–	(278)
Interest Rate Swaps*
Unrealized Appreciation	–	357	–	357
Unrealized Depreciation	–	(2,356)	–	(2,356)
OTC Swaps
Credit Default Swaps*
Unrealized Appreciation	–	41	–	41
Unrealized Depreciation	–	(2,019)	–	(2,019)
Total Return Swaps*
Unrealized Appreciation	–	668	–	668
Unrealized Depreciation	–	(165)	–	(165)
Reverse Repurchase Agreements	–	(155,137)	–	(155,137)

Total Other Financial Instruments	(604)	(158,633)	–	(159,237)

* Futures contracts, forward contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

28	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Continued)

For the period ended August 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Institutional Investments Trust / Quarterly Report / August 31, 2021	29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2021

Multi-Asset Real Return Fund (Concluded)

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions that are either unavailable or considered to be less attractively priced in the bond market. The Fund uses these swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. If a credit event occurs, the seller typically must pay the contingent payment to the buyer, which is typically the par value (full notional value) of the reference obligation, though the actual payment may be mitigated by terms of the International Swaps and Derivative Agreement (“ISDA”), allowing for netting arrangements and collateral. After a credit event occurs, this amount may be reduced by anticipated recovery rates, segregated collateral and netting arrangements that may incorporate multiple transactions with a given counterparty.

The contingent payment may be a cash settlement or a physical delivery of the reference obligation in return for payment of the face amount of the obligation. If the Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, the Buyer receives a fixed rate of income throughout the term of the contract, which typically is between one month and five years, provided that no credit event occurs. If a credit event occurs, the seller may pay the buyer the full notional value of the reference obligation. As of August 31, 2021, the Fund is the seller (“providing protection”) on a total notional amount of $11.3 million. The notional amounts of the swaps are not recorded in the financial statements; however the notional amount does approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

MULTI-ASSET REAL RETURN FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CDS		CDS ON AN INDEX

REFERENCE ASSET	CORP US$	SOVERIGN US$	ABS US$	CORP US$	Total
Fair value of written credit derivatives	$—	$—	$(2,326,308)	$—	$(2,326,308)
Maximum potential amount of future payments	—	—	11,292,000	—	11,292,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
MULTI-ASSET REAL RETURN FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points)
0-100	$—	$—	$—	$—	$—	$—
101-200	—	—	—	—	—	—
201-300	—	—	—	—	—	—
301-400	—	—	—	—	—	—
> than 400	—	—	—	—	11,292,000	11,292,000
Total	$—	$—	$—	$—	$11,292,000	$11,292,000

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

30	SEI Institutional Investments Trust / Quarterly Report / August 31, 2021